        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/07/11


                                           REGISTRATION STATEMENT NO. 333-152256
                                                                       811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4



                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              PRE-EFFECTIVE AMENDMENT NO.                                [ ]
                             POST-EFFECTIVE AMENDMENT NO. 3                              [X]
                                          AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   AMENDMENT NO. 136                                     [X]



                        (Check Appropriate box or boxes.)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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This registration statement incorporates by reference the prospectuses each dated May 1, 2010 for the contracts, each filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-152256) filed on April 8, 2010.

                              VINTAGE 3(SM) ANNUITY

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for

GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge...............................................    1.70%(5)
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.05%
Optional GMWB I Charge (maximum upon reset).....................................    1.00%(6)
Optional GMWB II Charge (maximum upon reset)....................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.30%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.37%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.13%            --            1.13%           --          1.13%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++......     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Mid Cap Core
     Portfolio -- Class I........     0.75%          --        0.33%            --            1.08%         0.13%         0.95%(2)
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.14%            --            0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%           --          0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(3)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(4)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.13%            --            1.07%         0.02%         1.05%(5)
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.94%        0.25%       0.18%            --            1.37%           --          1.37%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(7)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(8)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(10)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.37%        0.15%       0.03%            --            0.55%         0.03%         0.52%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(12)
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(13)
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%(14)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(16)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(17)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(18)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.62%        0.25%       0.05%            --            0.92%         0.04%         0.88%(19)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) The Fund's manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that Net Total Annual Operating Expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(10) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

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Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciatation as its secondary      Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: MetLife Advisers, LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following new item is added to the bulleted list at the end of the "Withdrawal Charge" section:

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception applies only to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an

Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

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                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 1.85%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.078          1.153                 --
                                                          2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.034          1.085                 --
                                                          2005      0.997          1.034            384,723
                                                          2004      0.960          0.997            564,277
                                                          2003      0.782          0.960            580,634
                                                          2002      1.142          0.782            338,997
                                                          2001      1.000          1.142             72,644

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.213          1.156                 --
                                                          2007      1.056          1.213            108,804
                                                          2006      1.046          1.056            144,044
                                                          2005      0.987          1.046            347,156
                                                          2004      0.940          0.987            428,209
                                                          2003      0.752          0.940            419,469
                                                          2002      1.134          0.752            245,637
                                                          2001      1.000          1.134             81,986

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.143          1.194                 --
                                                          2005      1.113          1.143          1,568,513
                                                          2004      1.019          1.113          1,394,502
                                                          2003      0.786          1.019          1,315,337
                                                          2002      1.000          0.786            512,682

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753
                                                          2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483
                                                          2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2) (10/01)....  2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614
                                                          2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254
                                                          2001      1.000          1.143            489,151

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2010      1.544          1.774          1,761,133
                                                          2009      1.159          1.544          2,365,915
                                                          2008      2.057          1.159          2,531,696
                                                          2007      1.784          2.057          2,825,080
                                                          2006      1.628          1.784          3,353,989
                                                          2005      1.419          1.628          3,163,742
                                                          2004      1.254          1.419          2,238,271
                                                          2003      0.995          1.254          1,588,254
                                                          2002      1.119          0.995            651,538
                                                          2001      1.000          1.119             61,062

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2010      1.122          1.241          1,231,885
                                                          2009      0.843          1.122          1,286,672
                                                          2008      1.220          0.843          1,350,249
                                                          2007      1.198          1.220          1,897,822
                                                          2006      1.032          1.198          1,429,876
                                                          2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2010      1.208          1.514            609,814
                                                          2009      0.857          1.208            755,412
                                                          2008      1.519          0.857            955,266
                                                          2007      1.391          1.519          1,256,157
                                                          2006      1.303          1.391          1,357,708
                                                          2005      1.267          1.303          1,511,860
                                                          2004      1.158          1.267          1,612,869
                                                          2003      0.859          1.158          1,155,163
                                                          2002      1.228          0.859            552,933
                                                          2001      1.000          1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922
                                                          2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2010      1.461          1.800             77,573
                                                          2009      1.030          1.461            113,646
                                                          2008      1.869          1.030            107,740
                                                          2007      1.564          1.869            107,333
                                                          2006      1.406          1.564             90,153
                                                          2005      1.279          1.406            213,535
                                                          2004      1.081          1.279            289,742
                                                          2003      0.817          1.081            291,470
                                                          2002      1.158          0.817            169,129
                                                          2001      1.000          1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.260          1.341                 --
                                                          2006      1.196          1.260            669,472
                                                          2005      1.146          1.196            819,050
                                                          2004      1.135          1.146            865,998
                                                          2003      0.861          1.135            856,282
                                                          2002      1.198          0.861            561,340
                                                          2001      1.000          1.198              1,868

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.249          1.321                 --
                                                          2009      1.053          1.249          1,336,578
                                                          2008      1.827          1.053          1,512,269
                                                          2007      1.774          1.827          2,166,539
                                                          2006      1.569          1.774          3,019,733
                                                          2005      1.500          1.569          3,590,883
                                                          2004      1.386          1.500          2,810,205
                                                          2003      1.073          1.386            568,294
                                                          2002      1.000          1.073            102,496

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.338          1.333          6,557,656
                                                          2006      1.253          1.338          7,261,375
                                                          2005      1.143          1.253          8,661,852
                                                          2004      1.059          1.143          9,608,986
                                                          2003      0.802          1.059          8,246,936
                                                          2002      1.213          0.802          4,485,731
                                                          2001      1.000          1.213            400,759

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.387          1.476          3,337,982
                                                          2006      1.231          1.387          4,263,914
                                                          2005      1.202          1.231          5,363,734
                                                          2004      1.125          1.202          5,731,444
                                                          2003      0.920          1.125          5,441,951
                                                          2002      1.137          0.920          2,369,461
                                                          2001      1.000          1.137            203,714

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.133          1.108                 --
                                                          2008      1.635          1.133            684,646
                                                          2007      1.639          1.635            974,517

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2010      1.290          1.427          2,983,632
                                                          2009      0.937          1.290          3,333,299
                                                          2008      1.650          0.937          3,758,963
                                                          2007      1.651          1.650          5,750,234
                                                          2006      1.480          1.651          6,718,987
                                                          2005      1.432          1.480          8,538,130
                                                          2004      1.368          1.432          8,424,198
                                                          2003      1.060          1.368          6,312,914
                                                          2002      1.000          1.060          1,192,523

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2010      1.004          1.103            193,207
                                                          2009      0.838          1.004            233,069
                                                          2008      1.195          0.838            284,831
                                                          2007      1.144          1.195            410,850
                                                          2006      0.988          1.144            460,356
                                                          2005      1.008          0.988            549,657
                                                          2004      0.993          1.008            411,403
                                                          2003      0.819          0.993            297,884
                                                          2002      1.128          0.819             42,767
                                                          2001      1.000          1.128             29,747

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2010      1.129          1.243          4,535,919
                                                          2009      0.938          1.129          5,133,313
                                                          2008      1.469          0.938          6,701,002
                                                          2007      1.421          1.469          8,745,660
                                                          2006      1.310          1.421         10,337,342
                                                          2005      1.280          1.310         13,239,685
                                                          2004      1.242          1.280         10,945,191
                                                          2003      1.037          1.242          7,746,731
                                                          2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.545          1.536          6,335,447
                                                          2006      1.347          1.545          5,104,700
                                                          2005      1.310          1.347          6,459,399
                                                          2004      1.233          1.310          7,460,248
                                                          2003      0.906          1.233          6,544,522
                                                          2002      1.173          0.906          3,685,513
                                                          2001      1.000          1.173            387,824

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.321          1.365          1,984,106
                                                          2006      1.286          1.321          2,360,634
                                                          2005      1.245          1.286          2,985,448
                                                          2004      1.264          1.245          3,178,555
                                                          2003      0.872          1.264          3,256,345
                                                          2002      1.181          0.872          1,343,803
                                                          2001      1.000          1.181            220,733

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187
                                                          2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2010      1.445          1.738            466,535
                                                          2009      1.083          1.445            555,617
                                                          2008      1.704          1.083            695,294
                                                          2007      1.620          1.704          1,084,440
                                                          2006      1.437          1.620          1,363,179
                                                          2005      1.352          1.437          1,761,537
                                                          2004      1.247          1.352          2,082,371
                                                          2003      0.979          1.247          1,985,524
                                                          2002      1.233          0.979          1,007,229
                                                          2001      1.000          1.233            106,957

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199
                                                          2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239
                                                          2001      1.000          1.141             46,322

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2010      1.225          1.247             23,270
                                                          2009      0.970          1.225             23,608
                                                          2008      1.746          0.970             29,352
                                                          2007      1.673          1.746             75,615
                                                          2006      1.354          1.673            290,615
                                                          2005      1.234          1.354            439,395
                                                          2004      1.067          1.234            340,841
                                                          2003      0.853          1.067            359,537
                                                          2002      1.169          0.853          2,351,514
                                                          2001      1.000          1.169                 --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.588          1.614                 --
                                                          2006      1.441          1.588          1,080,594
                                                          2005      1.417          1.441          1,383,219
                                                          2004      1.353          1.417          1,087,983
                                                          2003      1.068          1.353            677,570
                                                          2002      1.000          1.068             98,290

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2010      1.240          1.357            841,318
                                                          2009      1.058          1.240            911,320
                                                          2008      1.248          1.058          1,262,829
                                                          2007      1.247          1.248          1,783,763
                                                          2006      1.205          1.247          2,167,036
                                                          2005      1.197          1.205          3,111,900
                                                          2004      1.142          1.197          3,438,219
                                                          2003      1.041          1.142          2,476,299
                                                          2002      1.012          1.041            806,368
                                                          2001      1.000          1.012            523,138

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2010      1.560          1.786          1,229,453
                                                          2009      0.993          1.560          1,417,000
                                                          2008      1.445          0.993          1,670,642
                                                          2007      1.468          1.445          2,463,237
                                                          2006      1.347          1.468          3,316,182
                                                          2005      1.337          1.347          3,764,331
                                                          2004      1.234          1.337          4,280,141
                                                          2003      0.985          1.234          3,543,720
                                                          2002      1.037          0.985          1,009,257
                                                          2001      1.000          1.037             54,303

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.030          1.024                 --
                                                          2009      1.047          1.030          3,001,298
                                                          2008      1.039          1.047          3,983,489
                                                          2007      1.009          1.039          3,917,178
                                                          2006      0.982          1.009          3,539,717
                                                          2005      0.973          0.982          5,853,181
                                                          2004      0.983          0.973          6,201,418
                                                          2003      0.995          0.983         10,307,290
                                                          2002      1.000          0.995         10,414,856
                                                          2001      1.000          1.000          4,696,068

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.601          1.707                 --
                                                          2006      1.445          1.601            554,760
                                                          2005      1.403          1.445            971,926
                                                          2004      1.236          1.403          1,145,519
                                                          2003      0.887          1.236            938,913
                                                          2002      1.215          0.887            227,917
                                                          2001      1.000          1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452
                                                          2001      1.000          1.127            283,937

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.331          1.398                 --
                                                          2006      1.147          1.331          1,007,512
                                                          2005      1.097          1.147          1,163,792
                                                          2004      1.010          1.097          1,567,539
                                                          2003      0.806          1.010          1,544,295
                                                          2002      1.101          0.806          1,272,473
                                                          2001      1.000          1.101            140,595

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.063          0.670             98,949
                                                          2008      1.107          1.063            108,451
                                                          2007      1.251          1.107             11,588

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.794          0.912          2,855,035
                                                          2009      0.683          0.794          3,767,046
                                                          2008      1.093          0.683          4,187,119
                                                          2007      1.074          1.093          5,352,699
                                                          2006      1.001          1.074          5,040,214

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      1.326          1.385          1,217,811

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      2.427          2.946            915,318
                                                          2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.146          1.486             30,429
                                                          2009      0.742          1.146             30,114
                                                          2008      1.340          0.742             39,523

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.142          1.212          2,149,875
                                                          2009      1.064          1.142          2,773,459
                                                          2008      1.124          1.064          3,064,087
                                                          2007      1.079          1.124          3,916,582
                                                          2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      1.024          1.011          2,222,008

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.173          1.150            414,912
                                                          2006      1.143          1.173            456,315

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2010      1.055          1.156             57,431
                                                          2009      0.767          1.055             61,108
                                                          2008      1.159          0.767             78,234

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005
                                                          2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.450          1.345                 --
                                                          2007      1.339          1.450             80,724
                                                          2006      1.228          1.339             85,573
                                                          2005      1.167          1.228            118,293
                                                          2004      1.105          1.167            276,444
                                                          2003      0.853          1.105            288,042
                                                          2002      1.233          0.853            166,521
                                                          2001      1.000          1.233             19,152

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979
                                                          2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693
                                                          2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916
                                                          2001      1.000          1.206              3,553

  Travelers Equity Income Subaccount (11/01)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610
                                                          2001      1.000          1.130             27,813

  Travelers Large Cap Subaccount (10/01)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305
                                                          2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (10/01)...........  2006      1.052          1.041                 --
                                                          2005      1.057          1.052          5,931,326
                                                          2004      1.047          1.057          6,706,064
                                                          2003      0.984          1.047          6,231,466
                                                          2002      0.981          0.984          2,680,937
                                                          2001      1.000          0.981             86,039

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632
                                                          2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845
                                                          2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863
                                                          2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.102          1.143                 --
                                                          2005      1.041          1.102            475,059
                                                          2004      1.021          1.041            341,310
                                                          2003      0.828          1.021            144,333
                                                          2002      1.194          0.828             50,164
                                                          2001      1.000          1.194                 --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145               --
                                                          2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.080          1.131               --
                                                          2005      1.049          1.080               --
                                                          2004      1.000          1.049               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01)....................................  2008      1.272          1.210               --
                                                          2007      1.116          1.272               --
                                                          2006      1.113          1.116               --
                                                          2005      1.058          1.113               --
                                                          2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.101          1.147               --
                                                          2005      1.080          1.101           20,275
                                                          2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.184          1.146               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)...............................................  2010      1.354          1.475           29,282
                                                          2009      0.976          1.354           11,334
                                                          2008      1.625          0.976           14,388
                                                          2007      1.452          1.625           14,393
                                                          2006      1.237          1.452           28,294
                                                          2005      1.112          1.237           13,476
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (10/01)....  2010      1.073          1.241          367,567
                                                          2009      0.790          1.073          455,407
                                                          2008      1.446          0.790          472,309
                                                          2007      1.320          1.446          520,965
                                                          2006      1.229          1.320          499,533
                                                          2005      1.085          1.229          411,119
                                                          2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)...............................................  2010      0.978          1.062          384,691
                                                          2009      0.765          0.978          385,454
                                                          2008      1.262          0.765          429,948
                                                          2007      1.233          1.262          460,412
                                                          2006      1.097          1.233          431,176
                                                          2005      1.064          1.097          345,177
                                                          2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.346          1.328               --
                                                          2005      1.168          1.346               --
                                                          2004      1.000          1.168               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.344          1.738               --
                                                          2005      1.286          1.344           13,433
                                                          2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.198          1.299               --
                                                          2005      1.116          1.198            1,287
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.200          1.334               --
                                                          2005      1.118          1.200           97,012
                                                          2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (10/01)...............................................  2010      1.162          1.326          139,659
                                                          2009      0.878          1.162          139,659
                                                          2008      1.570          0.878          139,659
                                                          2007      1.371          1.570          139,659
                                                          2006      1.260          1.371          120,320
                                                          2005      1.106          1.260           37,790
                                                          2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.393          1.746          110,499
                                                          2009      1.023          1.393          120,817
                                                          2008      1.737          1.023          144,604
                                                          2007      1.546          1.737          136,963
                                                          2006      1.410          1.546          145,334
                                                          2005      1.226          1.410          163,704
                                                          2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2010      1.086          1.192           20,722
                                                          2009      0.821          1.086           20,722
                                                          2008      1.198          0.821           20,736
                                                          2007      1.184          1.198           20,736
                                                          2006      1.027          1.184           16,826
                                                          2005      1.000          1.027            5,741

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01)..........................  2010      0.998          1.242           18,196
                                                          2009      0.713          0.998           42,102
                                                          2008      1.272          0.713           46,376
                                                          2007      1.173          1.272           19,438
                                                          2006      1.107          1.173           20,456
                                                          2005      1.084          1.107           20,338
                                                          2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.184          1.367               --
                                                          2005      1.099          1.184           62,704
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.454          2.226               --
                                                          2007      1.955          2.454           20,553
                                                          2006      1.566          1.955            9,036
                                                          2005      1.260          1.566           10,108
                                                          2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/01)............................................  2010      1.283          1.356           15,023
                                                          2009      0.960          1.283           55,818
                                                          2008      1.653          0.960           63,067
                                                          2007      1.468          1.653           61,363
                                                          2006      1.240          1.468          141,961
                                                          2005      1.155          1.240          136,574
                                                          2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.187          1.409               --
                                                          2005      1.118          1.187          142,910
                                                          2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)...............................................  2010      1.245          1.523               --
                                                          2009      0.884          1.245               --
                                                          2008      1.616          0.884               --
                                                          2007      1.362          1.616               --
                                                          2006      1.233          1.362               --
                                                          2005      1.129          1.233               --
                                                          2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.140          1.269               --
                                                          2005      1.125          1.140           89,672
                                                          2004      1.000          1.125           64,090

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)...............................................  2007      1.112          1.180               --
                                                          2006      1.062          1.112               --
                                                          2005      1.025          1.062               --
                                                          2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.856          0.904               --
                                                          2009      0.727          0.856          351,797
                                                          2008      1.271          0.727          357,400
                                                          2007      1.243          1.271          397,902
                                                          2006      1.107          1.243          464,735
                                                          2005      1.065          1.107          406,369
                                                          2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01)..........................  2010      0.927          1.129           33,724
                                                          2009      0.707          0.927           40,121
                                                          2008      1.216          0.707           39,332
                                                          2007      1.229          1.216           38,527
                                                          2006      1.159          1.229            9,883
                                                          2005      1.065          1.159            9,552
                                                          2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01).....................................  2010      1.041          1.143            2,087
                                                          2009      0.875          1.041           25,809
                                                          2008      1.269          0.875            8,784
                                                          2007      1.201          1.269           49,687
                                                          2006      1.073          1.201           49,720
                                                          2005      1.055          1.073           49,206
                                                          2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.802          0.782               --
                                                          2008      1.166          0.802           20,960
                                                          2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2010      0.903          0.991          474,059
                                                          2009      0.660          0.903          466,526
                                                          2008      1.171          0.660          526,150
                                                          2007      1.179          1.171          480,799
                                                          2006      1.065          1.179          548,567
                                                          2005      1.038          1.065          478,793
                                                          2004      1.000          1.038           26,690

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01)....................................  2010      0.976          1.065               --
                                                          2009      0.820          0.976               --
                                                          2008      1.178          0.820               --
                                                          2007      1.135          1.178               --
                                                          2006      0.987          1.135               --
                                                          2005      1.015          0.987               --
                                                          2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2010      0.878          0.959           50,314
                                                          2009      0.734          0.878           50,412
                                                          2008      1.158          0.734           48,510
                                                          2007      1.128          1.158           50,751
                                                          2006      1.047          1.128           52,797
                                                          2005      1.030          1.047           52,916
                                                          2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (10/01)..........................  2010      0.946          1.075              714
                                                          2009      0.750          0.946              717
                                                          2008      1.213          0.750              720
                                                          2007      1.229          1.213              723
                                                          2006      1.079          1.229              725
                                                          2005      1.057          1.079              728
                                                          2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01)..........................  2010      0.901          0.964               --
                                                          2009      0.649          0.901            5,454
                                                          2008      1.062          0.649           12,988
                                                          2007      1.034          1.062           12,920
                                                          2006      1.014          1.034           12,949
                                                          2005      0.989          1.014           12,501
                                                          2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2010      0.996          1.063           11,644
                                                          2009      0.820          0.996           11,654
                                                          2008      1.308          0.820           15,002
                                                          2007      1.291          1.308           15,002
                                                          2006      1.120          1.291           15,002
                                                          2005      1.078          1.120           15,002
                                                          2004      1.000          1.078               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01).....................................  2010      1.128          1.348            7,208
                                                          2009      0.851          1.128           29,725
                                                          2008      1.349          0.851           30,416
                                                          2007      1.292          1.349           28,787
                                                          2006      1.154          1.292           18,302
                                                          2005      1.093          1.154           19,256
                                                          2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2010      1.129          1.378               --
                                                          2009      0.811          1.129               --
                                                          2008      1.404          0.811            2,859
                                                          2007      1.309          1.404            2,877
                                                          2006      1.191          1.309               --
                                                          2005      1.165          1.191               --
                                                          2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.759          0.737               --
                                                          2008      1.247          0.759               --
                                                          2007      1.219          1.247               --
                                                          2006      1.086          1.219               --
                                                          2005      1.069          1.086               --
                                                          2004      1.000          1.069               --

  LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount (11/01)........................  2010      1.106          1.118               --
                                                          2009      0.882          1.106               --
                                                          2008      1.599          0.882               --
                                                          2007      1.542          1.599               --
                                                          2006      1.257          1.542               --
                                                          2005      1.154          1.257               --
                                                          2004      1.000          1.154               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.140          1.152               --
                                                          2006      1.041          1.140           20,815
                                                          2005      1.032          1.041           20,662
                                                          2004      1.000          1.032           10,329

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.877          0.933              717
                                                          2009      0.766          0.877              720
                                                          2008      0.997          0.766              723
                                                          2007      1.009          0.997              726
                                                          2006      0.995          1.009              728
                                                          2005      0.997          0.995              731
                                                          2004      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01).............................  2010      1.069          1.163               --
                                                          2009      0.919          1.069               --
                                                          2008      1.092          0.919               --
                                                          2007      1.098          1.092               --
                                                          2006      1.069          1.098               --
                                                          2005      1.069          1.069               --
                                                          2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income Subaccount
  (10/01)...............................................  2010      1.220          1.387           27,068
                                                          2009      0.782          1.220           32,543
                                                          2008      1.146          0.782           45,575
                                                          2007      1.172          1.146           47,385
                                                          2006      1.084          1.172           13,287
                                                          2005      1.083          1.084           12,550
                                                          2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (10/01)...............................................  2010      1.014          1.005               --
                                                          2009      1.038          1.014              723
                                                          2008      1.038          1.038              726
                                                          2007      1.014          1.038              729
                                                          2006      0.995          1.014              732
                                                          2005      0.992          0.995              734
                                                          2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01).....................................  2007      1.314          1.398               --
                                                          2006      1.194          1.314            2,986
                                                          2005      1.168          1.194            2,962
                                                          2004      1.000          1.168               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.233          1.290               --
                                                          2006      1.071          1.233               --
                                                          2005      1.056          1.071               --
                                                          2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)...........  2007      1.293          1.355               --
                                                          2006      1.121          1.293               --
                                                          2005      1.080          1.121               --
                                                          2004      1.000          1.080               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.264          1.310               --
                                                          2006      1.106          1.264           21,522
                                                          2005      1.098          1.106           28,907
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.338          1.470               --
                                                          2006      1.223          1.338          165,277
                                                          2005      1.159          1.223          161,706
                                                          2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.366          1.428               --
                                                          2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.007          1.105           10,636
                                                          2009      0.866          1.007           65,902
                                                          2008      1.418          0.866           67,223
                                                          2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.755          0.856            8,089
                                                          2009      0.574          0.755           10,251
                                                          2008      1.007          0.574           12,570
                                                          2007      1.212          1.007           23,926
                                                          2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.184          1.380           26,024
                                                          2009      0.941          1.184           11,792
                                                          2008      1.291          0.941           11,795
                                                          2007      1.337          1.291           11,798
                                                          2006      1.263          1.337              725

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.296          1.474               --
                                                          2009      0.855          1.296               --
                                                          2008      1.480          0.855               --
                                                          2007      1.531          1.480           31,902
                                                          2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.067          1.315               --
                                                          2009      0.815          1.067               --
                                                          2008      1.363          0.815               --
                                                          2007      1.255          1.363               --
                                                          2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.361          1.455           28,613
                                                          2009      0.975          1.361           17,970
                                                          2008      1.720          0.975           17,970
                                                          2007      1.353          1.720           17,970
                                                          2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.871          1.044           12,204
                                                          2009      0.654          0.871           12,212
                                                          2008      1.042          0.654           11,114
                                                          2008      1.087          1.042           10,956
                                                          2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.774          0.883            9,108
                                                          2009      0.671          0.774            9,108
                                                          2008      1.081          0.671           22,259
                                                          2007      1.069          1.081           21,937
                                                          2006      1.001          1.069           65,545

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.769          0.941          124,970
                                                          2009      0.623          0.769          127,539
                                                          2008      1.044          0.623          128,510
                                                          2007      1.065          1.044          146,333
                                                          2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.710          0.672               --
                                                          2008      1.269          0.710               --
                                                          2007      1.164          1.269               --
                                                          2006      1.185          1.164               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      0.907          0.943          326,975

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      1.671          2.014           21,773
                                                          2009      1.014          1.671           20,553
                                                          2008      2.229          1.014           20,553

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.273          1.382           38,700
                                                          2009      0.992          1.273           39,314
                                                          2008      1.766          0.992           39,314
                                                          2007      1.693          1.766           39,769

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.011          1.302               --
                                                          2009      0.659          1.011               --
                                                          2008      1.196          0.659               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.175          1.238          250,841
                                                          2009      1.019          1.175          257,201
                                                          2008      1.119          1.019          257,385
                                                          2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.306          1.377          322,528
                                                          2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.032          1.169           16,414
                                                          2009      0.854          1.032           23,018
                                                          2008      1.305          0.854           23,018
                                                          2007      1.275          1.305           23,018
                                                          2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.134          1.248               --
                                                          2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.355          1.482          275,496
                                                          2009      1.044          1.355          237,652
                                                          2008      1.200          1.044          259,366
                                                          2007      1.155          1.200          276,798
                                                          2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.815          0.952          233,306
                                                          2009      0.661          0.815          306,398
                                                          2008      0.966          0.661          317,703
                                                          2007      1.022          0.966          322,152
                                                          2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.995          1.118               --
                                                          2009      0.684          0.995               --
                                                          2008      1.294          0.684               --
                                                          2007      1.102          1.294               --
                                                          2006      1.136          1.102               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.072          1.130              698
                                                          2009      1.006          1.072           63,505
                                                          2008      1.070          1.006           63,511
                                                          2007      1.034          1.070           63,516
                                                          2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.837          0.977               --
                                                          2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      1.005          0.988              720

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.653          0.643               --
                                                          2008      1.120          0.653               --
                                                          2007      1.150          1.120               --
                                                          2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.626          0.651               --
                                                          2008      1.163          0.626            3,340
                                                          2007      1.148          1.163            3,342
                                                          2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.857          0.956               (0)
                                                          2009      0.722          0.857               (0)
                                                          2008      1.215          0.722            5,620
                                                          2007      1.197          1.215            5,624
                                                          2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2010      1.091          1.187               --
                                                          2009      0.799          1.091               --
                                                          2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.789          0.890           32,336
                                                          2009      0.616          0.789           32,271
                                                          2008      1.060          0.616           30,912
                                                          2007      1.054          1.060           29,813
                                                          2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.045          1.121               --
                                                          2009      0.890          1.045               --
                                                          2008      1.066          0.890               --
                                                          2007      1.036          1.066               --
                                                          2006      1.001          1.036               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.981          1.067               --
                                                          2009      0.814          0.981               --
                                                          2008      1.065          0.814               --
                                                          2007      1.043          1.065               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.914          1.009               --
                                                          2009      0.741          0.914               --
                                                          2008      1.066          0.741               --
                                                          2007      1.048          1.066               --
                                                          2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.848          0.948          222,561
                                                          2009      0.674          0.848          222,677
                                                          2008      1.065          0.674          224,467
                                                          2007      1.053          1.065          225,359
                                                          2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.932          1.040               --
                                                          2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.065          1.141          204,634
                                                          2009      0.923          1.065          199,998
                                                          2008      1.219          0.923          205,532
                                                          2007      1.201          1.219          247,851
                                                          2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.122          1.219           46,844
                                                          2009      0.953          1.122          108,178
                                                          2008      1.449          0.953          116,387
                                                          2007      1.381          1.449          115,891
                                                          2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.854          0.965          123,094
                                                          2009      0.627          0.854          169,272
                                                          2008      1.082          0.627          171,373
                                                          2007      1.044          1.082          180,313
                                                          2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.891          1.014               --
                                                          2009      0.639          0.891               --
                                                          2008      1.130          0.639               --
                                                          2007      1.062          1.130               --
                                                          2006      0.998          1.062               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.042          1.059               --
                                                          2006      1.061          1.042          354,078
                                                          2005      1.066          1.061          298,845
                                                          2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.142          1.176               --
                                                          2008      1.118          1.142          338,553
                                                          2007      1.055          1.118          384,569
                                                          2006      1.042          1.055          374,764
                                                          2005      1.043          1.042          357,897
                                                          2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.297          1.200               --
                                                          2007      1.206          1.297               --
                                                          2006      1.114          1.206               --
                                                          2005      1.066          1.114               --
                                                          2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.577          1.702               --
                                                          2006      1.266          1.577               --
                                                          2005      1.158          1.266               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      1.422          1.514               --
                                                          2006      1.243          1.422           15,345
                                                          2005      1.192          1.243           19,791
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.117          1.185               --
                                                          2005      1.053          1.117               --
                                                          2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/01)............  2006      1.121          1.174               --
                                                          2005      1.101          1.121           18,454
                                                          2004      1.000          1.101               --

  Travelers Large Cap Subaccount (10/01)................  2006      1.110          1.140               --
                                                          2005      1.047          1.110               --
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.103          1.169               --
                                                          2005      1.000          1.103           26,398

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.015          1.015               --
                                                          2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.049          1.083               --
                                                          2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.081          1.124               --
                                                          2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.026          1.043               --
                                                          2005      1.000          1.026               --

  Travelers Managed Income Subaccount (10/01)...........  2006      1.016          1.003               --
                                                          2005      1.028          1.016            4,104
                                                          2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.227          1.298               --
                                                          2005      1.123          1.227           79,209
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                          2005      1.072          1.077               --
                                                          2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.099          1.131               --
                                                          2005      1.095          1.099          268,929
                                                          2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                          2005      1.125          1.168           27,601
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.221          1.398               --
                                                          2005      1.144          1.221               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.128          1.193               --
                                                          2005      1.092          1.128               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.034          1.085               --
                                                          2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.122               --
                                                          2005      1.103          1.114          159,981
                                                          2004      1.000          1.103               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.091          1.135               --
                                                          2005      1.097          1.091            2,635
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.109          1.272               --
                                                          2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.104          1.263               --
                                                          2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount (1/00).....  2006      1.088          1.126               --
                                                          2005      1.035          1.088               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Dividend      Legg Mason ClearBridge Variable Equity Income
     Strategy Portfolio                              Builder Portfolio
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation Portfolio       MetLife Aggressive Strategy Portfolio


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Capital       Davis Venture Value Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable           MFS(R) Research International Portfolio
     International All Cap Opportunity
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable             Western Asset Management Strategic Bond
     Diversified Strategic Income Portfolio          Opportunities Portfolio


UNDERLYING FUND LIQUIDATION

            FORMER UNDERLYING FUND
----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       PIMCO Inflation Protected Bond
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Total Return Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Pioneer Fund Portfolio -- Class A
  Contrafund(R) Portfolio                          Pioneer Strategic Income Portfolio -- Class
  Mid Cap Portfolio                                   A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     RCM Technology Portfolio -- Class B
  TRUST -- CLASS 2                                 T. Rowe Price Large Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND, INC.
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap Value Portfolio -- Class I            BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Diversified Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Investment Counsel Variable           FI Value Leaders Portfolio -- Class D
     Social Awareness Portfolio                    MetLife Conservative Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Conservative to Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate to Aggressive Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
                                                   MetLife Stock Index Portfolio -- Class B
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 T. Rowe Price Small Cap Growth
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class B
  Lord Abbett Bond Debenture                       Western Asset Management U.S. Government
     Portfolio -- Class A                             Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               6%
         1 years               2 years               5%
         2 years               3 years               4%
        3 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for

GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge...............................................    1.70%(5)
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.85%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    2.05%
Optional GMWB I Charge(maximum upon reset)......................................    1.00%(6)
Optional GMWB II Charge(maximum upon reset).....................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.30%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid-Cap Growth Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.22%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL      CONTRACTUAL    NET TOTAL
                                                  AND/OR                                     ANNUAL      FEE WAIVER      ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(5)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(6)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(7)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%            --            1.22%           --          1.22%

                                               DISTRIBUTION                                  TOTAL      CONTRACTUAL    NET TOTAL
                                                  AND/OR                                     ANNUAL      FEE WAIVER      ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(8)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income Portfolio
     -- Class A..................     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(9)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(10)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(11)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(12)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(14)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(15)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(16)
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- SERVICE SHARES
  Oppenheimer Main Street
     Fund(R)/VA++................     0.65%        0.25%       0.13%            --            1.03%           --          1.03%


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(16) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent                           Subadviser: BlackRock Financial
                                    with income generation and           Management, Inc.
                                    prudent
                                    investment management.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: MetLife Advisers, LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued. Income is a
                                    secondary objective.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- SERVICE SHARES
Oppenheimer Main Street             Seeks high total return.             OppenheimerFunds, Inc.
  Fund(R)/VA++


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

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The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following new item is added to the bulleted list at the end of the "Withdrawal Charge" section:

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception applies only to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

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The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

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MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Global Life Sciences Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Oppenheimer Main Street Fund/VA, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

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SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for

10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

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The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 1.85%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.078          1.153                 --
                                                          2006      1.000          1.078            218,759

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.034          1.085                 --
                                                          2005      0.997          1.034            384,723
                                                          2004      0.960          0.997            564,277
                                                          2003      0.782          0.960            580,634
                                                          2002      1.142          0.782            338,997
                                                          2001      1.000          1.142             72,644

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753
                                                          2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483
                                                          2001      1.000          1.188             53,009

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614
                                                          2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254
                                                          2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)................................................  2007      2.251          2.356                 --
                                                          2006      1.730          2.251             47,667
                                                          2005      1.377          1.730             59,209
                                                          2004      1.123          1.377            113,351
                                                          2003      0.801          1.123            117,060
                                                          2002      1.000          0.801             51,280

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.208          1.155                 --
                                                          2007      1.149          1.208            161,972
                                                          2006      1.005          1.149            183,032
                                                          2005      0.981          1.005            249,538
                                                          2004      0.951          0.981            270,405
                                                          2003      0.799          0.951            376,973
                                                          2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.982          0.926                 --
                                                          2007      1.124          0.982            453,336
                                                          2006      1.104          1.124            539,602
                                                          2005      1.063          1.104            683,335
                                                          2004      0.972          1.063            879,917
                                                          2003      0.752          0.972            842,382
                                                          2002      1.000          0.752            443,238

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2010      1.331          1.528            382,127
                                                          2009      1.001          1.331            455,233
                                                          2008      1.779          1.001            522,821
                                                          2007      1.545          1.779            725,933
                                                          2006      1.412          1.545            813,613
                                                          2005      1.233          1.412          1,044,869
                                                          2004      1.091          1.233          1,209,098
                                                          2003      0.867          1.091            858,644
                                                          2002      1.000          0.867            392,286

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2010      1.120          1.298            159,184
                                                          2009      0.840          1.120            166,988
                                                          2008      1.460          0.840            172,383
                                                          2007      1.393          1.460            188,195
                                                          2006      1.247          1.393            190,901
                                                          2005      1.053          1.247            199,781
                                                          2004      1.059          1.053            220,343
                                                          2003      0.863          1.059            203,174
                                                          2002      1.000          0.863            164,295

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922
                                                          2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (7/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.061          1.084                 --
                                                          2005      1.067          1.061             55,885
                                                          2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.144          1.181                 --
                                                          2005      1.082          1.144          1,010,201
                                                          2004      1.018          1.082          1,275,401
                                                          2003      0.912          1.018          1,163,663
                                                          2002      1.000          0.912            268,558

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.206          1.221                 --
                                                          2009      0.978          1.206             20,421
                                                          2008      1.403          0.978             21,460
                                                          2007      1.174          1.403             19,937
                                                          2006      1.125          1.174             19,742
                                                          2005      1.020          1.125             25,381
                                                          2004      0.910          1.020             25,882
                                                          2003      0.734          0.910             23,785
                                                          2002      1.000          0.734              4,308

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2010      1.039          1.268             17,198
                                                          2009      0.674          1.039             26,085
                                                          2008      1.226          0.674             50,844
                                                          2007      1.026          1.226             47,513
                                                          2006      0.970          1.026             53,457
                                                          2005      0.885          0.970             52,265
                                                          2004      0.897          0.885            134,295
                                                          2003      0.624          0.897            185,307
                                                          2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.186          1.117                 --
                                                          2007      1.105          1.186             17,001
                                                          2006      0.955          1.105             45,973
                                                          2005      0.921          0.955             68,205
                                                          2004      0.898          0.921            103,757
                                                          2003      0.739          0.898             83,879
                                                          2002      1.000          0.739            105,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.385          1.333          6,557,656

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.606          1.536          6,335,447

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.366          1.365          1,984,106

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187
                                                          2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199
                                                          2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239
                                                          2001      1.000          1.141             46,322

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.128          1.242                 --
                                                          2009      0.935          1.128                 --
                                                          2008      1.274          0.935                 --
                                                          2007      1.170          1.274                 --
                                                          2006      1.107          1.170                 --
                                                          2005      1.080          1.107                 --
                                                          2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452
                                                          2001      1.000          1.127            283,937

  LMPVPI Large Cap Growth Subaccount (Class I) (8/02)...  2007      1.180          1.229                 --
                                                          2006      1.154          1.180            116,227
                                                          2005      1.117          1.154            192,032
                                                          2004      1.132          1.117            332,627
                                                          2003      0.798          1.132            121,429
                                                          2002      1.000          0.798             30,008

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)................................................  2007      1.309          1.354                 --
                                                          2006      1.200          1.309             67,603
                                                          2005      1.113          1.200             68,803
                                                          2004      1.039          1.113             77,808
                                                          2003      0.755          1.039             57,784
                                                          2002      1.000          0.755              2,659

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)................................................  2007      1.218          1.271                 --
                                                          2006      1.103          1.218             42,273
                                                          2005      1.085          1.103            127,638
                                                          2004      1.019          1.085            134,914
                                                          2003      0.798          1.019            150,416
                                                          2002      1.000          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.096          1.130                 --
                                                          2005      1.075          1.096                 --
                                                          2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.419          1.367                 --
                                                          2007      1.363          1.419            261,262
                                                          2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.523          1.738            127,025
                                                          2009      1.053          1.523            143,499
                                                          2008      1.413          1.053            158,575
                                                          2007      1.401          1.413            299,564
                                                          2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.107          0.670             98,949
                                                          2007      1.251          1.107             11,588

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.913          0.902                 --
                                                          2008      1.244          0.913                 --
                                                          2007      1.192          1.244                 --
                                                          2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.503          1.670            198,592
                                                          2009      1.117          1.503            249,155
                                                          2008      1.394          1.117            202,705
                                                          2007      1.329          1.394            342,408
                                                          2006      1.270          1.329            574,161

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.798          0.917            673,978
                                                          2009      0.687          0.798            749,610
                                                          2008      1.098          0.687            786,202
                                                          2007      1.076          1.098          1,045,180
                                                          2006      1.001          1.076          1,093,247

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      2.142          2.608             26,813
                                                          2009      1.290          2.142             34,742
                                                          2008      2.945          1.290             13,320
                                                          2007      2.341          2.945             34,618

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.146          1.486             30,429
                                                          2009      0.742          1.146             30,114
                                                          2008      1.340          0.742             39,523

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      0.995          1.122            379,198
                                                          2009      0.799          0.995            418,573

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.224          1.301            292,811
                                                          2009      1.139          1.224            316,965
                                                          2008      1.201          1.139            333,953
                                                          2007      1.151          1.201            522,148
                                                          2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.061          1.142                 --
                                                          2009      0.916          1.061                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.043          1.024          1,214,239
                                                          2009      1.058          1.043          1,727,401
                                                          2008      1.047          1.058          1,346,251
                                                          2007      1.016          1.047            920,417
                                                          2006      0.995          1.016            814,212

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.217          1.150            414,912

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.919          1.010            111,797
                                                          2009      0.709          0.919            113,066
                                                          2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.829          1.095            309,244
                                                          2009      0.609          0.829            310,798
                                                          2008      0.928          0.609            349,280

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.150          1.192                 --
                                                          2006      1.084          1.150             55,924

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.102          1.147                  0
                                                          2009      1.075          1.102              4,767
                                                          2008      1.097          1.075              3,806
                                                          2007      1.069          1.097              5,256
                                                          2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.987          0.995                 --
                                                          2005      0.977          0.987            848,137
                                                          2004      0.986          0.977          1,483,340
                                                          2003      0.996          0.986          1,002,392
                                                          2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.111          1.329                 --
                                                          2005      1.071          1.111              4,459
                                                          2004      1.000          1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005
                                                          2001      1.000          1.003            284,980

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.450          1.345                 --
                                                          2007      1.339          1.450             80,724
                                                          2006      1.228          1.339             85,573
                                                          2005      1.167          1.228            118,293
                                                          2004      1.105          1.167            276,444
                                                          2003      0.853          1.105            288,042
                                                          2002      1.233          0.853            166,521
                                                          2001      1.000          1.233             19,152

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979
                                                          2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693
                                                          2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916
                                                          2001      1.000          1.206              3,553

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.193          1.270                 --
                                                          2005      1.211          1.193          1,185,709
                                                          2004      1.160          1.211          4,274,583
                                                          2003      0.936          1.160          2,146,338
                                                          2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.314          1.434                 --
                                                          2005      1.191          1.314            402,107
                                                          2004      1.042          1.191            420,924
                                                          2003      0.793          1.042            398,425
                                                          2002      1.000          0.793             70,673

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610
                                                          2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.300          1.331                 --
                                                          2005      1.291          1.300            889,535
                                                          2004      1.191          1.291          1,140,165
                                                          2003      0.991          1.191          1,078,686
                                                          2002      1.000          0.991            129,210

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.100          1.138                 --
                                                          2005      1.064          1.100            221,079
                                                          2004      0.980          1.064            266,163
                                                          2003      0.782          0.980            244,153
                                                          2002      1.000          0.782             56,793

  Travelers Large Cap Subaccount (10/01)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305
                                                          2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632
                                                          2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845
                                                          2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.121          1.110                 --
                                                          2005      1.124          1.121          1,128,780
                                                          2004      1.108          1.124          1,759,387
                                                          2003      1.055          1.108          1,843,904
                                                          2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863
                                                          2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.075          1.035                 --
                                                          2005      1.049          1.075              4,894
                                                          2004      1.000          1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.797          0.772                 --
                                                          2008      1.265          0.797            537,009
                                                          2007      1.319          1.265            766,683
                                                          2006      1.158          1.319            906,464
                                                          2005      1.133          1.158          1,240,004
                                                          2004      0.983          1.133          1,468,543
                                                          2003      0.766          0.983          1,566,559
                                                          2002      1.000          0.766            848,211

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.623          0.638                 --
                                                          2008      1.114          0.623             16,681
                                                          2007      1.010          1.114             53,456
                                                          2006      0.963          1.010             53,468
                                                          2005      0.909          0.963             66,019
                                                          2004      0.893          0.909             68,034
                                                          2003      0.723          0.893             73,388
                                                          2002      1.000          0.723             80,186




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.55%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145               --
                                                          2006      1.000          1.073               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)...............................................  2006      1.080          1.131               --
                                                          2005      1.049          1.080               --
                                                          2004      1.000          1.049               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/01)............................................  2006      1.184          1.146               --
                                                          2005      1.057          1.184               --
                                                          2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.354          1.475           29,282
                                                          2009      0.976          1.354           11,334
                                                          2008      1.625          0.976           14,388
                                                          2007      1.452          1.625           14,393
                                                          2006      1.237          1.452           28,294
                                                          2005      1.112          1.237           13,476
                                                          2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      1.073          1.241          367,567
                                                          2009      0.790          1.073          455,407
                                                          2008      1.446          0.790          472,309
                                                          2007      1.320          1.446          520,965
                                                          2006      1.229          1.320          499,533
                                                          2005      1.085          1.229          411,119
                                                          2004      1.000          1.085           34,031

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      0.978          1.062          384,691
                                                          2009      0.765          0.978          385,454
                                                          2008      1.262          0.765          429,948
                                                          2007      1.233          1.262          460,412
                                                          2006      1.097          1.233          431,176
                                                          2005      1.064          1.097          345,177
                                                          2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.346          1.328               --
                                                          2005      1.168          1.346               --
                                                          2004      1.000          1.168               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02)................................................  2007      2.071          2.163               --
                                                          2006      1.603          2.071               --
                                                          2005      1.285          1.603               --
                                                          2004      1.000          1.285               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.344          1.738               --
                                                          2005      1.286          1.344           13,433
                                                          2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.232          1.176               --
                                                          2007      1.180          1.232               --
                                                          2006      1.039          1.180               --
                                                          2005      1.021          1.039               --
                                                          2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.988          0.930               --
                                                          2007      1.140          0.988           12,899
                                                          2006      1.127          1.140           10,895
                                                          2005      1.092          1.127            6,832
                                                          2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.198          1.299               --
                                                          2005      1.116          1.198            1,287
                                                          2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.200          1.334               --
                                                          2005      1.118          1.200           97,012
                                                          2004      1.000          1.118              740

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2010      1.152          1.313           85,573
                                                          2009      0.873          1.152           85,744
                                                          2008      1.562          0.873           89,902
                                                          2007      1.366          1.562          133,277
                                                          2006      1.258          1.366           97,234
                                                          2005      1.106          1.258          140,081
                                                          2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2010      1.068          1.228               --
                                                          2009      0.806          1.068               --
                                                          2008      1.411          0.806               --
                                                          2007      1.356          1.411               --
                                                          2006      1.222          1.356               --
                                                          2005      1.039          1.222               --
                                                          2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.393          1.746          110,499
                                                          2009      1.023          1.393          120,817
                                                          2008      1.737          1.023          144,604
                                                          2007      1.546          1.737          136,963
                                                          2006      1.410          1.546          145,334
                                                          2005      1.226          1.410          163,704
                                                          2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.184          1.367               --
                                                          2005      1.099          1.184           62,704
                                                          2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.454          2.226               --
                                                          2007      1.955          2.454           20,553
                                                          2006      1.566          1.955            9,036
                                                          2005      1.260          1.566           10,108
                                                          2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.283          1.356           15,023
                                                          2009      0.960          1.283           55,818
                                                          2008      1.653          0.960           63,067
                                                          2007      1.468          1.653           61,363
                                                          2006      1.240          1.468          141,961
                                                          2005      1.155          1.240          136,574
                                                          2004      1.000          1.155           63,377

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (7/02).............................................  2006      1.187          1.409               --
                                                          2005      1.118          1.187          142,910
                                                          2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.061          1.082               --
                                                          2005      1.075          1.061            7,363
                                                          2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.120          1.153               --
                                                          2005      1.067          1.120               --
                                                          2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.184          1.197               --
                                                          2009      0.967          1.184               --
                                                          2008      1.397          0.967               --
                                                          2007      1.178          1.397               --
                                                          2006      1.136          1.178               --
                                                          2005      1.038          1.136               --
                                                          2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2010      1.191          1.444               --
                                                          2009      0.779          1.191               --
                                                          2008      1.426          0.779               --
                                                          2007      1.202          1.426               --
                                                          2006      1.143          1.202               --
                                                          2005      1.051          1.143               --
                                                          2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.370          1.286               --
                                                          2007      1.285          1.370               --
                                                          2006      1.117          1.285               --
                                                          2005      1.086          1.117               --
                                                          2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.140          1.269               --
                                                          2005      1.125          1.140           89,672
                                                          2004      1.000          1.125           64,090

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      0.927          1.129           33,724
                                                          2009      0.707          0.927           40,121
                                                          2008      1.216          0.707           39,332
                                                          2007      1.269          1.216           38,527

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.041          1.143            2,087
                                                          2009      0.875          1.041           25,809
                                                          2008      1.269          0.875            8,784
                                                          2007      1.234          1.269           49,687

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.946          1.075              714
                                                          2009      0.750          0.946              717
                                                          2008      1.213          0.750              720
                                                          2007      1.275          1.213              723

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      0.901          0.964               --
                                                          2009      0.649          0.901            5,454
                                                          2008      1.062          0.649           12,988
                                                          2007      1.067          1.062           12,920

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/01).....................................  2010      0.996          1.063           11,644
                                                          2009      0.820          0.996           11,654
                                                          2008      1.308          0.820           15,002
                                                          2007      1.291          1.308           15,002
                                                          2006      1.120          1.291           15,002
                                                          2005      1.078          1.120           15,002
                                                          2004      1.000          1.078               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01)..........................  2010      1.129          1.378               --
                                                          2009      0.811          1.129               --
                                                          2008      1.404          0.811            2,859
                                                          2007      1.309          1.404            2,877
                                                          2006      1.191          1.309               --
                                                          2005      1.165          1.191               --
                                                          2004      1.000          1.165               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01).....  2009      0.759          0.737               --
                                                          2008      1.247          0.759               --
                                                          2007      1.219          1.247               --
                                                          2006      1.086          1.219               --
                                                          2005      1.069          1.086               --
                                                          2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.083          1.184               --
                                                          2009      0.905          1.083               --
                                                          2008      1.241          0.905               --
                                                          2007      1.148          1.241               --
                                                          2006      1.093          1.148               --
                                                          2005      1.074          1.093               --
                                                          2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.877          0.933              717
                                                          2009      0.766          0.877              720
                                                          2008      0.997          0.766              723
                                                          2007      1.009          0.997              726
                                                          2006      0.995          1.009              728
                                                          2005      0.997          0.995              731
                                                          2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)...........  2007      1.233          1.290               --
                                                          2006      1.071          1.233               --
                                                          2005      1.056          1.071               --
                                                          2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I) (8/02)...  2007      1.031          1.071               --
                                                          2006      1.015          1.031               --
                                                          2005      0.990          1.015               --
                                                          2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00)................................................  2007      1.222          1.261               --
                                                          2006      1.128          1.222           28,805
                                                          2005      1.053          1.128           29,935
                                                          2004      1.000          1.053               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00)................................................  2007      1.178          1.227               --
                                                          2006      1.075          1.178               --
                                                          2005      1.064          1.075               --
                                                          2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.264          1.310               --
                                                          2006      1.106          1.264           21,522
                                                          2005      1.098          1.106           28,907
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.338          1.470               --
                                                          2006      1.223          1.338          165,277
                                                          2005      1.159          1.223          161,706
                                                          2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.084          1.115               --
                                                          2005      1.070          1.084               --
                                                          2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.305          1.254               --
                                                          2007      1.262          1.305               --
                                                          2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.227          1.390            5,890
                                                          2009      0.854          1.227            6,066
                                                          2008      1.155          0.854            7,463
                                                          2007      1.153          1.155            7,733
                                                          2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.366          1.428               --
                                                          2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.007          1.105           10,636
                                                          2009      0.866          1.007           65,902
                                                          2008      1.418          0.866           67,223
                                                          2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.755          0.856            8,089
                                                          2009      0.574          0.755           10,251
                                                          2008      1.007          0.574           12,570
                                                          2007      1.212          1.007           23,926
                                                          2006      1.003          1.212           15,382

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.184          1.380           26,024
                                                          2009      0.941          1.184           11,792
                                                          2008      1.291          0.941           11,795
                                                          2007      1.337          1.291           11,798
                                                          2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.296          1.474               --
                                                          2009      0.855          1.296               --
                                                          2008      1.480          0.855               --
                                                          2007      1.531          1.480           31,902
                                                          2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.067          1.315               --
                                                          2009      0.815          1.067               --
                                                          2008      1.363          0.815               --
                                                          2007      1.255          1.363               --
                                                          2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.361          1.455           28,613
                                                          2009      0.975          1.361           17,970
                                                          2008      1.720          0.975           17,970
                                                          2007      1.353          1.720           17,970
                                                          2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.871          1.044           12,204
                                                          2009      0.654          0.871           12,212
                                                          2008      1.087          0.654           11,114
                                                          2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.884          0.872               --
                                                          2008      1.213          0.884               --
                                                          2007      1.171          1.213               --
                                                          2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.248          1.377               --
                                                          2009      0.934          1.248               --
                                                          2008      1.174          0.934               --
                                                          2007      1.127          1.174               --
                                                          2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.778          0.888           61,511
                                                          2009      0.674          0.778           62,264
                                                          2008      1.085          0.674           64,252
                                                          2007      1.071          1.085           69,200
                                                          2006      1.001          1.071           44,716

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.769          0.941          124,970
                                                          2009      0.623          0.769          127,539
                                                          2008      1.044          0.623          128,510
                                                          2007      1.065          1.044          146,333
                                                          2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.710          0.672               --
                                                          2008      1.269          0.710               --
                                                          2007      1.164          1.269               --
                                                          2006      1.185          1.164               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2010      1.930          2.333               --
                                                          2009      1.170          1.930               --
                                                          2008      2.691          1.170               --
                                                          2007      2.149          2.691               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.014          1.671           20,553
                                                          2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.273          1.382           38,700
                                                          2009      0.992          1.273           39,314
                                                          2008      1.766          0.992           39,314
                                                          2007      1.693          1.766           39,769

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      1.011          1.302               --
                                                          2009      0.659          1.011               --
                                                          2008      1.196          0.659               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.175          1.238          250,841
                                                          2009      1.019          1.175          257,201
                                                          2008      1.119          1.019          257,385
                                                          2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.306          1.377          322,528
                                                          2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.032          1.169           16,414
                                                          2009      0.854          1.032           23,018
                                                          2008      1.305          0.854           23,018
                                                          2007      1.275          1.305           23,018
                                                          2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.134          1.248               --
                                                          2006      1.085          1.134               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.355          1.482          275,496
                                                          2009      1.044          1.355          237,652
                                                          2008      1.200          1.044          259,366
                                                          2007      1.155          1.200          276,798
                                                          2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.815          0.952          233,306
                                                          2009      0.661          0.815          306,398
                                                          2008      0.966          0.661          317,703
                                                          2007      1.022          0.966          322,152
                                                          2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      0.958          1.073           10,932
                                                          2009      0.772          0.958           84,561

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.995          1.118               --
                                                          2009      0.684          0.995               --
                                                          2008      1.294          0.684               --
                                                          2007      1.102          1.294               --
                                                          2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.084          1.144               --
                                                          2009      1.015          1.084               --
                                                          2008      1.079          1.015               --
                                                          2007      1.041          1.079               --
                                                          2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.021          1.091               --
                                                          2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.837          0.977               --
                                                          2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.023          0.997          129,181
                                                          2009      1.045          1.023          313,968
                                                          2008      1.042          1.045          275,101
                                                          2007      1.018          1.042          142,532
                                                          2006      1.002          1.018          251,652

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.653          0.643               --
                                                          2008      1.120          0.653               --
                                                          2007      1.191          1.120               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.924          1.009               --
                                                          2009      0.718          0.924               --
                                                          2008      1.171          0.718               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.626          0.651               --
                                                          2008      1.163          0.626            3,340
                                                          2007      1.148          1.163            3,342
                                                          2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.857          0.956               (0)
                                                          2009      0.722          0.857               (0)
                                                          2008      1.215          0.722            5,620
                                                          2007      1.197          1.215            5,624
                                                          2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.789          0.890           32,336
                                                          2009      0.616          0.789           32,271
                                                          2008      1.060          0.616           30,912
                                                          2007      1.054          1.060           29,813
                                                          2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.045          1.121               --
                                                          2009      0.890          1.045               --
                                                          2008      1.066          0.890               --
                                                          2007      1.036          1.066               --
                                                          2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.981          1.067               --
                                                          2009      0.814          0.981               --
                                                          2008      1.065          0.814               --
                                                          2007      1.043          1.065               --
                                                          2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.914          1.009               --
                                                          2009      0.741          0.914               --
                                                          2008      1.066          0.741               --
                                                          2007      1.048          1.066               --
                                                          2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.848          0.948          222,561
                                                          2009      0.674          0.848          222,677
                                                          2008      1.065          0.674          224,467
                                                          2007      1.053          1.065          225,359
                                                          2006      1.002          1.053          224,275

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.932          1.040               --
                                                          2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.065          1.141          204,634
                                                          2009      0.923          1.065          199,998
                                                          2008      1.219          0.923          205,532
                                                          2007      1.201          1.219          247,851
                                                          2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.122          1.219           46,844
                                                          2009      0.953          1.122          108,178
                                                          2008      1.449          0.953          116,387
                                                          2007      1.381          1.449          115,891
                                                          2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.854          0.965          123,094
                                                          2009      0.627          0.854          169,272
                                                          2008      1.082          0.627          171,373
                                                          2007      1.044          1.082          180,313
                                                          2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.891          1.014               --
                                                          2009      0.639          0.891               --
                                                          2008      1.130          0.639               --
                                                          2007      1.062          1.130               --
                                                          2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.822          1.080           10,821
                                                          2009      0.609          0.822           12,570
                                                          2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.142          1.182               --
                                                          2006      1.082          1.142            8,023

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.087          1.123              259
                                                          2009      1.067          1.087              245
                                                          2008      1.097          1.067              198
                                                          2007      1.077          1.097              304
                                                          2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.996          1.002               --
                                                          2005      0.993          0.996           39,858
                                                          2004      1.000          0.993               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.094          1.302               --
                                                          2005      1.062          1.094               --
                                                          2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.042          1.059               --
                                                          2006      1.061          1.042          354,078
                                                          2005      1.066          1.061          298,845
                                                          2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01)........................................  2009      1.142          1.176               --
                                                          2008      1.118          1.142          338,553
                                                          2007      1.055          1.118          384,569
                                                          2006      1.042          1.055          374,764
                                                          2005      1.043          1.042          357,897
                                                          2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00)................................................  2008      1.297          1.200               --
                                                          2007      1.206          1.297               --
                                                          2006      1.114          1.206               --
                                                          2005      1.066          1.114               --
                                                          2004      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class IB)
  (10/01)...............................................  2007      1.577          1.702               --
                                                          2006      1.266          1.577               --
                                                          2005      1.158          1.266               --
                                                          2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)...............................................  2007      1.422          1.514               --
                                                          2006      1.243          1.422           15,345
                                                          2005      1.192          1.243           19,791
                                                          2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)...............................................  2006      1.117          1.185               --
                                                          2005      1.053          1.117               --
                                                          2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.019          1.082               --
                                                          2005      1.041          1.019               --
                                                          2004      1.000          1.041               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.225          1.334               --
                                                          2005      1.118          1.225               --
                                                          2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/01)............  2006      1.121          1.174               --
                                                          2005      1.101          1.121           18,454
                                                          2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.077          1.101               --
                                                          2005      1.077          1.077               --
                                                          2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.107          1.143               --
                                                          2005      1.078          1.107               --
                                                          2004      1.000          1.078               --

  Travelers Large Cap Subaccount (10/01)................  2006      1.110          1.140               --
                                                          2005      1.047          1.110               --
                                                          2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.103          1.169               --
                                                          2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.015          1.015               --
                                                          2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.049          1.083               --
                                                          2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.081          1.124               --
                                                          2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.026          1.043               --
                                                          2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount (12/01)...  2006      1.227          1.298               --
                                                          2005      1.123          1.227           79,209
                                                          2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.077          1.136               --
                                                          2005      1.072          1.077               --
                                                          2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (10/01)......  2006      1.099          1.131               --
                                                          2005      1.095          1.099          268,929
                                                          2004      1.000          1.095              983

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.168          1.258               --
                                                          2005      1.125          1.168           27,601
                                                          2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.221          1.398               --
                                                          2005      1.144          1.221               --
                                                          2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.128          1.193               --
                                                          2005      1.092          1.128               --
                                                          2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.034          1.085               --
                                                          2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.122               --
                                                          2005      1.103          1.114          159,981
                                                          2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.021          1.009               --
                                                          2005      1.031          1.021               --
                                                          2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/01).........  2006      1.091          1.135               --
                                                          2005      1.097          1.091            2,635
                                                          2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.109          1.272               --
                                                          2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.104          1.263               --
                                                          2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.090          1.047               --
                                                          2005      1.071          1.090              252
                                                          2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.773          0.747               --
                                                          2008      1.235          0.773           84,250
                                                          2007      1.297          1.235           84,309
                                                          2006      1.147          1.297           83,915
                                                          2005      1.130          1.147           80,902
                                                          2004      1.000          1.130               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.690          0.705               --
                                                          2008      1.244          0.690               --
                                                          2007      1.135          1.244               --
                                                          2006      1.090          1.135               --
                                                          2005      1.036          1.090               --
                                                          2004      1.000          1.036               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND/TRUST                         NEW UNDERLYING FUND/TRUST
----------------------------------------------     ----------------------------------------------
MET INVESTORS SERIES TRUST                         MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio            T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund.

         FORMER UNDERLYING FUND/TRUST                         NEW UNDERLYING FUND/TRUST
----------------------------------------------     ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                     MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation Portfolio          MetLife Aggressive Strategy Portfolio


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

         FORMER UNDERLYING FUND/TRUST                         NEW UNDERLYING FUND/TRUST
----------------------------------------------     ----------------------------------------------
JANUS ASPEN SERIES                                 MET INVESTORS SERIES TRUST
  Global Technology Portfolio                      RCM Technology Portfolio


UNDERLYING FUND LIQUIDATION

                                      FORMER UNDERLYING FUND
-------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     MetLife Aggressive Strategy
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Fund Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       Pioneer Strategic Income Portfolio -- Class
     Growth Portfolio -- Class I                      A
  Legg Mason ClearBridge Variable                  RCM Technology Portfolio -- Class B
     Appreciation Portfolio -- Class I             T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap Value Portfolio -- Class I            Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      METROPOLITAN SERIES FUND, INC.
     Value Portfolio -- Class I                    BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Diversified Portfolio -- Class A
     Social Awareness Portfolio                    BlackRock Legacy Large Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        BlackRock Money Market Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class      Davis Venture Value Portfolio -- Class A
     E                                             FI Value Leaders Portfolio -- Class D
  Clarion Global Real Estate                       MetLife Conservative Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Conservative to Moderate Allocation
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Invesco Small Cap Growth Portfolio -- Class         Portfolio -- Class B
     A                                             MetLife Moderate to Aggressive Allocation
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              MetLife Stock Index Portfolio -- Class B
                                                   MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4+ years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of

1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                             DEFERRED ANNUAL
                                                              STEP UP DEATH     ANNUAL STEP
                                                                 BENEFIT          UP DEATH     ROLL-UP DEATH
                                                                'STANDARD'        BENEFIT         BENEFIT
                                                             ---------------    -----------    -------------
Mortality and Expense Risk Charge........................         1.60%(5)         1.70%(5)        1.90%(5)
Administrative Expense Charge............................         0.15%            0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED......................................         1.75%            1.85%           2.05%
Optional E.S.P. Charge...................................         0.20%            0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED...............................................         1.95%            2.05%           2.25%
Optional GMAB Charge.....................................         0.50%            0.50%           0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED...............................................         2.25%            2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED(6).......................................         2.45%            2.55%           2.75%
Optional GMWB I Charge (maximum upon reset)..............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB II Charge (maximum upon reset).............         1.00%(7)         1.00%(7)        1.00%(7)
Optional GMWB III Charge.................................         0.25%            0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED...............................................         2.75%            2.85%           3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED...............................................         2.00%            2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED........................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.......................................         2.95%            3.05%           3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED......................................         2.20%            2.30%           2.50%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.37%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------

AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(3)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(4)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.94%        0.25%       0.18%            --            1.37%           --          1.37%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(5)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(8)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(9)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(10)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(11)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(12)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(13)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(14)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(15)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
(++) Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: MetLife Advisers, LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following new item is added to the bulleted list at the end of the "Withdrawal Charge" section:

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception applies only to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman

Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign Securities Fund, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a

Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.75%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.876          0.855                --
                                                          2005      0.776          0.876             2,359
                                                          2004      0.729          0.776             2,370
                                                          2003      0.601          0.729             2,374
                                                          2002      0.885          0.601                --
                                                          2001      1.000          0.885                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.407          1.545           214,211
                                                          2009      1.006          1.407           252,891
                                                          2008      1.662          1.006           342,120
                                                          2007      1.472          1.662           459,329
                                                          2006      1.244          1.472           499,813
                                                          2005      1.110          1.244           452,099
                                                          2004      0.995          1.110           280,265
                                                          2003      0.749          0.995            44,490
                                                          2002      0.893          0.749            28,091
                                                          2001      1.000          0.893            24,696

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      0.990          1.154           522,266
                                                          2009      0.722          0.990           654,443
                                                          2008      1.312          0.722           804,791
                                                          2007      1.189          1.312         1,051,335
                                                          2006      1.097          1.189         1,105,439
                                                          2005      0.961          1.097           967,515
                                                          2004      0.869          0.961           715,936
                                                          2003      0.647          0.869           283,205
                                                          2002      0.871          0.647           273,031
                                                          2001      1.000          0.871           140,369

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      1.037          1.136           549,449
                                                          2009      0.804          1.037           697,927
                                                          2008      1.317          0.804           875,143
                                                          2007      1.276          1.317         1,071,424
                                                          2006      1.127          1.276         1,146,120
                                                          2005      1.084          1.127         1,113,722
                                                          2004      0.999          1.084         1,064,059
                                                          2003      0.768          0.999           346,058
                                                          2002      0.957          0.768           234,659
                                                          2001      1.000          0.957           115,327

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.302          1.287                --
                                                          2005      1.121          1.302            94,259
                                                          2004      0.954          1.121            66,716
                                                          2003      0.777          0.954            14,371
                                                          2002      1.000          0.777                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.709          2.227                --
                                                          2005      1.623          1.709           169,958
                                                          2004      1.257          1.623            84,520
                                                          2003      0.954          1.257            21,110
                                                          2002      1.000          0.954                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.215          1.162                --
                                                          2007      1.154          1.215            61,149
                                                          2006      1.009          1.154            84,673
                                                          2005      0.983          1.009            83,215
                                                          2004      0.953          0.983            73,390
                                                          2003      0.800          0.953             9,791
                                                          2002      1.000          0.800                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.987          0.932                --
                                                          2007      1.130          0.987           228,303
                                                          2006      1.108          1.130           245,828
                                                          2005      1.066          1.108           240,373
                                                          2004      0.974          1.066           183,507
                                                          2003      0.753          0.974                --
                                                          2002      1.000          0.753                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.305          1.419                --
                                                          2005      1.205          1.305            26,564
                                                          2004      1.074          1.205               692
                                                          2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.302          1.451                --
                                                          2005      1.203          1.302            10,580
                                                          2004      1.067          1.203             5,851
                                                          2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2010      1.341          1.541           221,594
                                                          2009      1.007          1.341           259,339
                                                          2008      1.789          1.007           294,834
                                                          2007      1.552          1.789           419,739
                                                          2006      1.418          1.552           429,800
                                                          2005      1.237          1.418           249,603
                                                          2004      1.093          1.237           185,381
                                                          2003      0.867          1.093                --
                                                          2002      1.000          0.867                --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2010      1.129          1.309                --
                                                          2009      0.846          1.129                --
                                                          2008      1.468          0.846                --
                                                          2007      1.400          1.468            27,620
                                                          2006      1.252          1.400            27,620
                                                          2005      1.055          1.252                --
                                                          2004      1.061          1.055                --
                                                          2003      0.864          1.061                --
                                                          2002      1.000          0.864                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.683          2.126            97,485
                                                          2009      1.225          1.683           174,150
                                                          2008      2.065          1.225           205,270
                                                          2007      1.822          2.065           247,260
                                                          2006      1.650          1.822           239,450
                                                          2005      1.422          1.650           260,406
                                                          2004      1.161          1.422           182,894
                                                          2003      0.855          1.161            30,317
                                                          2002      1.000          0.855             4,541

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.246          1.450                --
                                                          2005      1.147          1.246           176,908
                                                          2004      1.036          1.147           111,131
                                                          2003      0.843          1.036                --
                                                          2002      1.000          0.843                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.531          3.211                --
                                                          2007      2.791          3.531            78,059
                                                          2006      2.217          2.791            90,305
                                                          2005      1.770          2.217            86,871
                                                          2004      1.444          1.770            14,266
                                                          2003      1.000          1.444             1,599

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.252          1.333            72,719
                                                          2009      0.929          1.252            95,747
                                                          2008      1.586          0.929            78,151
                                                          2007      1.398          1.586           209,692
                                                          2006      1.172          1.398           131,264
                                                          2005      1.082          1.172            79,049
                                                          2004      0.929          1.082            77,269
                                                          2003      0.715          0.929            77,269
                                                          2002      0.894          0.715            77,269
                                                          2001      1.000          0.894           142,176

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.251          1.497                --
                                                          2005      1.169          1.251           376,686
                                                          2004      1.026          1.169           251,177
                                                          2003      0.790          1.026            34,635
                                                          2002      1.000          0.790                --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.063          1.086                --
                                                          2005      1.067          1.063            34,026
                                                          2004      1.000          1.067            13,400

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.148          1.186                --
                                                          2005      1.085          1.148             2,461
                                                          2004      1.020          1.085             2,464
                                                          2003      0.913          1.020                --
                                                          2002      1.000          0.913                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.215          1.231                --
                                                          2009      0.984          1.215                --
                                                          2008      1.411          0.984                --
                                                          2007      1.180          1.411                --
                                                          2006      1.129          1.180                --
                                                          2005      1.023          1.129                --
                                                          2004      0.911          1.023                --
                                                          2003      0.735          0.911                --
                                                          2002      1.000          0.735                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2010      1.047          1.279                --
                                                          2009      0.679          1.047                --
                                                          2008      1.233          0.679                --
                                                          2007      1.031          1.233             9,525
                                                          2006      0.973          1.031                --
                                                          2005      0.888          0.973                --
                                                          2004      0.898          0.888                --
                                                          2003      0.624          0.898                --
                                                          2002      1.000          0.624                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.193          1.124                --
                                                          2007      1.110          1.193            38,169
                                                          2006      0.958          1.110            38,894
                                                          2005      0.924          0.958            39,609
                                                          2004      0.899          0.924            26,988
                                                          2003      0.740          0.899            15,086
                                                          2002      1.000          0.740                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.538          1.723                --
                                                          2005      1.505          1.538            51,576
                                                          2004      1.333          1.505            37,399
                                                          2003      1.000          1.333             4,014

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      0.781          0.959           229,068
                                                          2009      0.591          0.781           261,827
                                                          2008      1.009          0.591           271,179
                                                          2007      1.047          1.009           325,483

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.021          1.130           134,169
                                                          2009      0.851          1.021           346,562
                                                          2008      1.224          0.851           346,083
                                                          2007      1.184          1.224           402,738

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.955          1.094           307,800
                                                          2009      0.751          0.955           487,542
                                                          2008      1.206          0.751           508,259
                                                          2007      1.260          1.206           602,641

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      0.924          0.998           245,023
                                                          2009      0.661          0.924           253,987
                                                          2008      1.072          0.661           253,994
                                                          2007      1.072          1.072           341,659

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2010      0.953          1.025           305,358
                                                          2009      0.779          0.953           348,368
                                                          2008      1.231          0.779           359,088
                                                          2007      1.206          1.231           398,122
                                                          2006      1.038          1.206           254,576
                                                          2005      0.991          1.038           276,329
                                                          2004      0.914          0.991           260,914
                                                          2003      0.703          0.914           178,682
                                                          2002      0.929          0.703           180,225
                                                          2001      1.000          0.929           180,225

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      0.999          1.229            63,844
                                                          2009      0.712          0.999            74,674
                                                          2008      1.223          0.712           142,298
                                                          2007      1.131          1.223           156,957
                                                          2006      1.021          1.131           198,333
                                                          2005      0.990          1.021           171,939
                                                          2004      0.875          0.990           137,676
                                                          2003      0.598          0.875            87,445
                                                          2002      0.933          0.598            15,870
                                                          2001      1.000          0.933                --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.694          0.675                --
                                                          2008      1.130          0.694           174,018
                                                          2007      1.096          1.130           239,256
                                                          2006      0.969          1.096           372,435
                                                          2005      0.946          0.969           368,565
                                                          2004      0.873          0.946           239,442
                                                          2003      0.695          0.873            46,366
                                                          2002      0.912          0.695                --
                                                          2001      1.000          0.912                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.134          1.250                --
                                                          2009      0.940          1.134                --
                                                          2008      1.278          0.940                --
                                                          2007      1.173          1.278            19,018
                                                          2006      1.109          1.173                --
                                                          2005      1.081          1.109                --
                                                          2004      1.000          1.081             3,000

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.909          0.975            16,919
                                                          2009      0.788          0.909           104,296
                                                          2008      1.017          0.788           105,841
                                                          2007      1.021          1.017           114,039
                                                          2006      0.998          1.021           145,244
                                                          2005      0.992          0.998           145,004
                                                          2004      0.998          0.992           152,003
                                                          2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.194          1.252                --
                                                          2006      1.029          1.194           221,359
                                                          2005      1.006          1.029           236,352
                                                          2004      0.946          1.006           242,854
                                                          2003      0.692          0.946            97,374
                                                          2002      0.940          0.692            99,440
                                                          2001      1.000          0.940            95,599

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.186          1.235                --
                                                          2006      1.158          1.186            33,023
                                                          2005      1.120          1.158           102,401
                                                          2004      1.134          1.120            73,347
                                                          2003      0.799          1.134            19,756
                                                          2002      1.000          0.799                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.315          1.361                --
                                                          2006      1.205          1.315           112,039
                                                          2005      1.116          1.205           125,781
                                                          2004      1.041          1.116           112,114
                                                          2003      0.756          1.041                --
                                                          2002      1.000          0.756                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.223          1.277                --
                                                          2006      1.107          1.223             6,353
                                                          2005      1.087          1.107             6,345
                                                          2004      1.021          1.087             6,486
                                                          2003      0.798          1.021             1,109
                                                          2002      1.000          0.798                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.607          1.669                --
                                                          2006      1.394          1.607            70,265
                                                          2005      1.374          1.394            73,186
                                                          2004      1.242          1.374            51,610
                                                          2003      1.000          1.242             5,319

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.797          1.979                --
                                                          2006      1.629          1.797           182,534
                                                          2005      1.532          1.629           134,534
                                                          2004      1.257          1.532           107,707
                                                          2003      1.000          1.257             5,215

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.098          1.132                --
                                                          2005      1.076          1.098            24,100
                                                          2004      1.000          1.076            14,156

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.428          1.375                --
                                                          2007      1.370          1.428           166,118
                                                          2006      1.440          1.370           183,905

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.535          1.753            66,166
                                                          2009      1.060          1.535            76,153
                                                          2008      1.422          1.060           161,716
                                                          2007      1.408          1.422           201,057
                                                          2006      1.337          1.408           183,994

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.064          1.115                --
                                                          2006      1.006          1.064            21,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      0.803          0.889             1,441
                                                          2009      0.686          0.803             1,411
                                                          2008      1.113          0.686             1,344
                                                          2007      1.106          1.113            14,107

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.778          0.889           198,435
                                                          2009      0.586          0.778           242,161
                                                          2008      1.020          0.586           267,023
                                                          2007      1.219          1.020           286,058
                                                          2006      1.003          1.219           347,976

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.229          1.443             5,251
                                                          2009      0.969          1.229             5,044
                                                          2008      1.318          0.969             6,290
                                                          2007      1.355          1.318             5,673
                                                          2006      1.272          1.355             5,990

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.430          1.639            16,115
                                                          2009      0.936          1.430            24,315
                                                          2008      1.607          0.936            24,383
                                                          2007      1.649          1.607            38,651
                                                          2006      1.498          1.649            59,974

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.107          1.376             3,977
                                                          2009      0.839          1.107             2,920
                                                          2008      1.391          0.839             3,002
                                                          2007      1.271          1.391             3,004
                                                          2006      1.282          1.271             2,995

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.359          1.465            51,835
                                                          2009      0.966          1.359            66,770
                                                          2008      1.690          0.966            69,502
                                                          2007      1.318          1.690            87,981
                                                          2006      1.287          1.318           103,482

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.904          1.091               601
                                                          2009      0.673          0.904                --
                                                          2008      1.066          0.673                --
                                                          2008      1.109          1.066                --
                                                          2007      1.253          1.109                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.918          0.907                --
                                                          2008      1.249          0.918             8,035
                                                          2007      1.195          1.249           127,146
                                                          2006      1.132          1.195           138,370

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.515          1.685             4,380
                                                          2009      1.124          1.515           101,868
                                                          2008      1.402          1.124           117,743
                                                          2007      1.335          1.402           254,409
                                                          2006      1.275          1.335           234,741

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.801          0.921            88,539
                                                          2009      0.689          0.801           100,706
                                                          2008      1.100          0.689           223,122
                                                          2007      1.077          1.100           330,560
                                                          2006      1.001          1.077           234,217

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.792          0.977           156,318
                                                          2009      0.637          0.792           178,539
                                                          2008      1.058          0.637           211,511
                                                          2007      1.071          1.058           248,076
                                                          2006      1.002          1.071                --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.610          0.580                --
                                                          2008      1.083          0.610             6,194
                                                          2007      0.985          1.083            18,229
                                                          2006      0.998          0.985            21,117

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      2.443          2.969            21,675
                                                          2009      1.472          2.443            45,846
                                                          2008      3.216          1.472            58,815

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.197          1.310            97,804
                                                          2009      0.926          1.197            97,804
                                                          2008      1.635          0.926            97,804
                                                          2007      1.558          1.635            97,804

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.284          1.362            71,582
                                                          2009      1.104          1.284            77,695
                                                          2008      1.203          1.104           124,237
                                                          2007      1.137          1.203           267,525

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.546          1.644           343,200
                                                          2009      1.389          1.546           517,755

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.304          1.489                (0)
                                                          2009      1.071          1.304                (0)
                                                          2008      1.623          1.071             7,418
                                                          2007      1.573          1.623            11,229
                                                          2006      1.464          1.573            40,080

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.149          1.268                --
                                                          2006      1.093          1.149             3,492

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.398          1.541            11,894
                                                          2009      1.069          1.398            41,377
                                                          2008      1.219          1.069            30,050
                                                          2007      1.163          1.219            57,114
                                                          2006      1.124          1.163            64,529

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.839          0.989           179,664
                                                          2009      0.675          0.839           331,361
                                                          2008      0.979          0.675           322,476
                                                          2007      1.028          0.979           315,283
                                                          2006      1.003          1.028           150,826

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      1.003          1.132            34,346
                                                          2009      0.804          1.003            43,923

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.801          0.907             3,383
                                                          2009      0.546          0.801            13,581
                                                          2008      1.025          0.546            16,209
                                                          2007      0.866          1.025            42,023
                                                          2006      0.888          0.866           102,647

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.233          1.313           113,164
                                                          2009      1.146          1.233           157,474
                                                          2008      1.208          1.146           153,288
                                                          2007      1.157          1.208           371,471
                                                          2006      1.115          1.157           192,781

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.067          1.150             5,649
                                                          2009      0.921          1.067             6,760

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.712          0.838            62,890
                                                          2009      0.566          0.712            61,167

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.051          1.033           113,858
                                                          2009      1.065          1.051           376,462
                                                          2008      1.054          1.065           663,482
                                                          2007      1.020          1.054           115,358
                                                          2006      0.999          1.020            52,647

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.926          1.019            30,574
                                                          2009      0.714          0.926            35,804
                                                          2008      1.158          0.714            56,084

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.528          0.551                --
                                                          2008      0.974          0.528            60,885
                                                          2007      0.954          0.974           100,008
                                                          2006      0.942          0.954           173,985

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.893          1.004            21,935
                                                          2009      0.747          0.893            39,068
                                                          2008      1.246          0.747            41,522
                                                          2007      1.218          1.246           145,266
                                                          2006      1.188          1.218           186,862

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.813          0.924                --
                                                          2009      0.629          0.813                --
                                                          2008      1.075          0.629                --
                                                          2007      1.059          1.075                --
                                                          2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.077          1.164                --
                                                          2009      0.909          1.077                --
                                                          2008      1.080          0.909                --
                                                          2007      1.042          1.080                --
                                                          2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      1.011          1.108             7,094
                                                          2009      0.832          1.011             7,123
                                                          2008      1.079          0.832             7,155
                                                          2007      1.048          1.079           284,428
                                                          2006      1.002          1.048            92,679

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.942          1.047             5,654
                                                          2009      0.757          0.942             5,686
                                                          2008      1.080          0.757            28,846
                                                          2007      1.053          1.080           166,845
                                                          2006      1.002          1.053           157,570

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.873          0.984           130,572
                                                          2009      0.689          0.873           170,936
                                                          2008      1.080          0.689           170,973
                                                          2007      1.058          1.080           171,005
                                                          2006      1.002          1.058           171,005

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.858          0.965            81,928
                                                          2009      0.698          0.858            81,940

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.151          1.243           133,436
                                                          2009      0.990          1.151           202,747
                                                          2008      1.297          0.990           252,857
                                                          2007      1.267          1.297           556,949
                                                          2006      1.186          1.267           625,757

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.163          1.273            65,840
                                                          2009      0.979          1.163           106,715
                                                          2008      1.477          0.979           106,710
                                                          2007      1.396          1.477            89,459
                                                          2006      1.265          1.396            87,894

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.880          1.002           285,776
                                                          2009      0.640          0.880           314,554
                                                          2008      1.096          0.640           364,602
                                                          2007      1.050          1.096           510,471
                                                          2006      0.996          1.050           580,284

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.917          1.052                --
                                                          2009      0.653          0.917             2,020
                                                          2008      1.145          0.653             2,031
                                                          2007      1.068          1.145             2,041
                                                          2006      0.998          1.068             2,049

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.835          1.105            91,919
                                                          2009      0.613          0.835           106,405
                                                          2008      0.934          0.613           158,600

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.153          1.196                --
                                                          2006      1.086          1.153            30,704

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.109          1.154             7,977
                                                          2009      1.080          1.109             7,998
                                                          2008      1.101          1.080             6,212
                                                          2007      1.072          1.101             9,733
                                                          2006      1.037          1.072            11,531

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.991          0.999                --
                                                          2005      0.980          0.991            52,937
                                                          2004      0.987          0.980            54,444
                                                          2003      0.997          0.987                --
                                                          2002      1.000          0.997                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.113          1.333                --
                                                          2005      1.071          1.113            54,246
                                                          2004      1.000          1.071             2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.111          1.132                --
                                                          2006      1.122          1.111           281,697
                                                          2005      1.119          1.122           344,182
                                                          2004      1.045          1.119           284,471
                                                          2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.341          1.385                --
                                                          2008      1.303          1.341           498,785
                                                          2007      1.219          1.303           714,373
                                                          2006      1.195          1.219           834,763
                                                          2005      1.187          1.195           667,645
                                                          2004      1.151          1.187           543,076
                                                          2003      1.115          1.151           311,064
                                                          2002      1.041          1.115           172,708
                                                          2001      1.000          1.041            68,142

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.448          1.566                --
                                                          2006      1.153          1.448           153,053
                                                          2005      1.046          1.153           153,053
                                                          2004      0.916          1.046           140,081
                                                          2003      0.725          0.916            97,804
                                                          2002      0.897          0.725           102,304
                                                          2001      1.000          0.897            16,745

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.827          1.950                --
                                                          2006      1.585          1.827           116,911
                                                          2005      1.507          1.585           119,187
                                                          2004      1.215          1.507            58,592
                                                          2003      0.826          1.215            16,949
                                                          2002      1.029          0.826             3,058
                                                          2001      1.000          1.029                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.938          0.998                --
                                                          2005      0.877          0.938            26,656
                                                          2004      0.838          0.877            19,836
                                                          2003      0.660          0.838             7,409
                                                          2002      0.882          0.660             2,329
                                                          2001      1.000          0.882                --

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.197          1.275                --
                                                          2005      1.214          1.197           348,320
                                                          2004      1.162          1.214           506,571
                                                          2003      0.937          1.162               960
                                                          2002      1.000          0.937                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.319          1.440                --
                                                          2005      1.194          1.319           192,667
                                                          2004      1.043          1.194           149,237
                                                          2003      0.794          1.043                --
                                                          2002      1.000          0.794                --

  Travelers Equity Income Subaccount (11/99)............  2006      1.132          1.188                --
                                                          2005      1.102          1.132           240,681
                                                          2004      1.021          1.102           347,592
                                                          2003      0.792          1.021            32,029
                                                          2002      0.936          0.792            14,899
                                                          2001      1.000          0.936                --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.304          1.337                --
                                                          2005      1.294          1.304           143,782
                                                          2004      1.193          1.294            91,887
                                                          2003      0.992          1.193                --
                                                          2002      1.000          0.992                --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.142                --
                                                          2005      1.066          1.104             6,096
                                                          2004      0.982          1.066           136,774
                                                          2003      0.783          0.982                --
                                                          2002      1.000          0.783                --

  Travelers Large Cap Subaccount (11/99)................  2006      0.914          0.942                --
                                                          2005      0.856          0.914           110,093
                                                          2004      0.818          0.856            91,653
                                                          2003      0.668          0.818            29,629
                                                          2002      0.880          0.668                --
                                                          2001      1.000          0.880                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.109          1.178                --
                                                          2005      1.000          1.109                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.020          1.023                --
                                                          2005      1.000          1.020                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.054          1.091                --
                                                          2005      1.000          1.054            24,396

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.087          1.133                --
                                                          2005      1.000          1.087           115,455

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.050                --
                                                          2005      1.000          1.030             6,911

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.948          1.006                --
                                                          2005      0.861          0.948            25,238
                                                          2004      0.756          0.861             6,034
                                                          2003      0.635          0.756                --
                                                          2002      0.863          0.635                --
                                                          2001      1.000          0.863                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.840          0.888                --
                                                          2005      0.829          0.840           104,129
                                                          2004      0.740          0.829            76,840
                                                          2003      0.549          0.740             1,104
                                                          2002      1.000          0.549                --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.150          1.186                --
                                                          2005      1.137          1.150           679,511
                                                          2004      1.038          1.137           772,719
                                                          2003      0.906          1.038            35,558
                                                          2002      0.973          0.906            23,468
                                                          2001      1.000          0.973            19,775

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.171          1.265                --
                                                          2005      1.120          1.171            62,455
                                                          2004      1.000          1.120            50,595

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.305          1.498                --
                                                          2005      1.212          1.305            64,107
                                                          2004      1.066          1.212            37,016
                                                          2003      0.843          1.066                --
                                                          2002      1.000          0.843                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.381          1.464                --
                                                          2005      1.326          1.381            40,574
                                                          2004      1.214          1.326            34,509
                                                          2003      1.000          1.214                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.039          1.093                --
                                                          2005      1.000          1.039             3,410

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.114          1.124                --
                                                          2005      1.093          1.114            41,709
                                                          2004      1.000          1.093             2,053

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.126          1.115                --
                                                          2005      1.127          1.126           483,338
                                                          2004      1.110          1.127           456,867
                                                          2003      1.056          1.110            56,643
                                                          2002      1.000          1.056                --

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.784          0.818                --
                                                          2005      0.782          0.784            39,104
                                                          2004      0.722          0.782            71,647
                                                          2003      0.554          0.722            53,375
                                                          2002      0.849          0.554            51,790
                                                          2001      1.000          0.849            51,817

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.114          1.282                --
                                                          2005      1.000          1.114             2,967

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.272                --
                                                          2005      1.000          1.110             5,889

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.076          1.037                --
                                                          2005      1.050          1.076            15,216
                                                          2004      1.000          1.050             6,241

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.803          0.778                --
                                                          2008      1.272          0.803            61,533
                                                          2007      1.326          1.272            72,024
                                                          2006      1.162          1.326            97,545
                                                          2005      1.136          1.162           111,661
                                                          2004      0.985          1.136            66,980
                                                          2003      0.766          0.985                --
                                                          2002      1.000          0.766                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.627          0.642                --
                                                          2008      1.121          0.627                --
                                                          2007      1.014          1.121                --
                                                          2006      0.967          1.014                --
                                                          2005      0.912          0.967                --
                                                          2004      0.894          0.912                --
                                                          2003      0.724          0.894                --
                                                          2002      1.000          0.724                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.75%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.180          1.141               --
                                                          2005      1.056          1.180               --
                                                          2004      1.000          1.056               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.339          1.456               --
                                                          2009      0.967          1.339               --
                                                          2008      1.614          0.967               --
                                                          2007      1.444          1.614               --
                                                          2006      1.233          1.444               --
                                                          2005      1.111          1.233               --
                                                          2004      1.000          1.111               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      1.061          1.225               --
                                                          2009      0.782          1.061               --
                                                          2008      1.435          0.782               --
                                                          2007      1.313          1.435               --
                                                          2006      1.225          1.313               --
                                                          2005      1.083          1.225               --
                                                          2004      1.000          1.083               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      0.967          1.049            3,652
                                                          2009      0.758          0.967            3,657
                                                          2008      1.253          0.758            3,663
                                                          2007      1.226          1.253            3,668
                                                          2006      1.094          1.226            3,613
                                                          2005      1.063          1.094            3,617
                                                          2004      1.000          1.063               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.342          1.323               --
                                                          2005      1.167          1.342           21,166
                                                          2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.340          1.729               --
                                                          2005      1.285          1.340           10,634
                                                          2004      1.000          1.285               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (3/02)................................................  2008      1.224          1.167               --
                                                          2007      1.174          1.224           10,171
                                                          2006      1.036          1.174           10,171
                                                          2005      1.020          1.036           10,171
                                                          2004      1.000          1.020               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02)........................................  2008      0.981          0.596               --
                                                          2007      1.134          0.981               --
                                                          2006      1.123          1.134               --
                                                          2005      1.091          1.123               --
                                                          2004      1.000          1.091               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.195          1.294               --
                                                          2005      1.114          1.195            3,401
                                                          2004      1.000          1.114               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.197          1.329               --
                                                          2005      1.117          1.197               --
                                                          2004      1.000          1.117               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (3/02).............................................  2010      1.139          1.296               --
                                                          2009      0.865          1.139               --
                                                          2008      1.551          0.865               --
                                                          2007      1.359          1.551               --
                                                          2006      1.254          1.359               --
                                                          2005      1.105          1.254               --
                                                          2004      1.000          1.105               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/02)..............................  2010      1.056          1.212               --
                                                          2009      0.799          1.056               --
                                                          2008      1.401          0.799               --
                                                          2007      1.349          1.401               --
                                                          2006      1.218          1.349               --
                                                          2005      1.038          1.218               --
                                                          2004      1.000          1.038               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.378          1.724               --
                                                          2009      1.014          1.378               --
                                                          2008      1.725          1.014               --
                                                          2007      1.538          1.725               --
                                                          2006      1.406          1.538               --
                                                          2005      1.224          1.406               --
                                                          2004      1.000          1.224               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.181          1.360               --
                                                          2005      1.098          1.181               --
                                                          2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.437          2.209               --
                                                          2007      1.945          2.437            7,876
                                                          2006      1.561          1.945            7,876
                                                          2005      1.259          1.561            7,876
                                                          2004      1.000          1.259               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.269          1.338               --
                                                          2009      0.952          1.269            9,241
                                                          2008      1.641          0.952            9,241
                                                          2007      1.461          1.641            9,241
                                                          2006      1.236          1.461            9,241
                                                          2005      1.154          1.236            9,241
                                                          2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.183          1.402               --
                                                          2005      1.117          1.183               --
                                                          2004      1.000          1.117               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.058          1.078               --
                                                          2005      1.073          1.058               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02)................................................  2006      1.117          1.149               --
                                                          2005      1.066          1.117               --
                                                          2004      1.000          1.066               --

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (3/02)........................................  2010      1.171          1.183               --
                                                          2009      0.958          1.171               --
                                                          2008      1.387          0.958               --
                                                          2007      1.172          1.387               --
                                                          2006      1.133          1.172               --
                                                          2005      1.036          1.133               --
                                                          2004      1.000          1.036               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02)........................................  2010      1.178          1.425               --
                                                          2009      0.772          1.178               --
                                                          2008      1.416          0.772               --
                                                          2007      1.196          1.416               --
                                                          2006      1.140          1.196               --
                                                          2005      1.050          1.140               --
                                                          2004      1.000          1.050               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02)................................................  2008      1.360          1.276               --
                                                          2007      1.278          1.360               --
                                                          2006      1.114          1.278               --
                                                          2005      1.085          1.114               --
                                                          2004      1.000          1.085               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.137          1.263               --
                                                          2005      1.123          1.137               --
                                                          2004      1.000          1.123               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2010      0.917          1.115               --
                                                          2009      0.700          0.917               --
                                                          2008      1.208          0.700               --
                                                          2007      1.262          1.208               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2010      1.030          1.128               --
                                                          2009      0.867          1.030               --
                                                          2008      1.260          0.867               --
                                                          2007      1.227          1.260               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.935          1.061              947
                                                          2009      0.743          0.935              948
                                                          2008      1.205          0.743            1,705
                                                          2007      1.268          1.205            1,705

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2010      0.891          0.952               --
                                                          2009      0.643          0.891               --
                                                          2008      1.054          0.643               --
                                                          2007      1.061          1.054               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2010      0.985          1.049               --
                                                          2009      0.813          0.985               --
                                                          2008      1.298          0.813               --
                                                          2007      1.285          1.298               --
                                                          2006      1.116          1.285               --
                                                          2005      1.077          1.116               --
                                                          2004      1.000          1.077               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      1.117          1.360               --
                                                          2009      0.804          1.117            8,856
                                                          2008      1.394          0.804            8,856
                                                          2007      1.303          1.394            8,856
                                                          2006      1.187          1.303            8,856
                                                          2005      1.163          1.187            8,856
                                                          2004      1.000          1.163               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.753          0.730               --
                                                          2008      1.238          0.753               --
                                                          2007      1.213          1.238               --
                                                          2006      1.083          1.213               --
                                                          2005      1.067          1.083               --
                                                          2004      1.000          1.067               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2010      1.071          1.169               --
                                                          2009      0.896          1.071               --
                                                          2008      1.232          0.896               --
                                                          2007      1.142          1.232               --
                                                          2006      1.090          1.142               --
                                                          2005      1.073          1.090               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.867          0.921               --
                                                          2009      0.759          0.867               --
                                                          2008      0.990          0.759               --
                                                          2007      1.004          0.990               --
                                                          2006      0.992          1.004               --
                                                          2005      0.996          0.992               --
                                                          2004      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.227          1.283               --
                                                          2006      1.068          1.227               --
                                                          2005      1.055          1.068               --
                                                          2004      1.000          1.055               --

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.026          1.065               --
                                                          2006      1.012          1.026               --
                                                          2005      0.988          1.012               --
                                                          2004      1.000          0.988               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.215          1.254               --
                                                          2006      1.125          1.215               --
                                                          2005      1.052          1.125               --
                                                          2004      1.000          1.052               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.172          1.220               --
                                                          2006      1.072          1.172               --
                                                          2005      1.063          1.072               --
                                                          2004      1.000          1.063               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.258          1.302               --
                                                          2006      1.102          1.258               --
                                                          2005      1.097          1.102               --
                                                          2004      1.000          1.097               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.332          1.462               --
                                                          2006      1.219          1.332            3,255
                                                          2005      1.158          1.219            3,259
                                                          2004      1.000          1.158               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.080          1.110               --
                                                          2005      1.069          1.080               --
                                                          2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.295          1.244               --
                                                          2007      1.256          1.295               --
                                                          2006      1.329          1.256               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2010      1.214          1.372               --
                                                          2009      0.846          1.214               --
                                                          2008      1.147          0.846               --
                                                          2007      1.147          1.147            3,336
                                                          2006      1.097          1.147               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.359          1.420               --
                                                          2006      1.293          1.359               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      0.996          1.090            3,142
                                                          2009      0.859          0.996            3,147
                                                          2008      1.408          0.859            3,152
                                                          2007      1.408          1.408               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.750          0.848               --
                                                          2009      0.571          0.750           11,110
                                                          2008      1.003          0.571           11,110
                                                          2007      1.211          1.003           11,110
                                                          2006      1.003          1.211           15,298

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.173          1.364               --
                                                          2009      0.934          1.173               --
                                                          2008      1.284          0.934               --
                                                          2007      1.333          1.284               --
                                                          2006      1.260          1.333               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.282          1.455               --
                                                          2009      0.847          1.282               --
                                                          2008      1.469          0.847               --
                                                          2007      1.523          1.469               --
                                                          2006      1.393          1.523               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.057          1.301               --
                                                          2009      0.810          1.057               --
                                                          2008      1.355          0.810               --
                                                          2007      1.251          1.355               --
                                                          2006      1.270          1.251               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.346          1.436                0
                                                          2009      0.966          1.346           21,166
                                                          2008      1.708          0.966           21,166
                                                          2007      1.346          1.708           21,166
                                                          2006      1.323          1.346           21,166

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.863          1.032               --
                                                          2009      0.649          0.863               --
                                                          2008      1.035          0.649               --
                                                          2008      1.081          1.035               --
                                                          2007      1.230          1.081               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.876          0.863               --
                                                          2008      1.205          0.876               --
                                                          2007      1.165          1.205               --
                                                          2006      1.110          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2010      1.234          1.359               --
                                                          2009      0.925          1.234               --
                                                          2008      1.166          0.925               --
                                                          2007      1.121          1.166               --
                                                          2006      1.078          1.121               --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.772          0.879               --
                                                          2009      0.671          0.772               --
                                                          2008      1.082          0.671               --
                                                          2007      1.069          1.082               --
                                                          2006      1.001          1.069               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.763          0.932               --
                                                          2009      0.620          0.763               --
                                                          2008      1.041          0.620               --
                                                          2007      1.064          1.041            4,074
                                                          2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.703          0.666               --
                                                          2008      1.260          0.703           25,212
                                                          2007      1.158          1.260           25,212
                                                          2006      1.181          1.158           25,212

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      1.652          1.988               --
                                                          2009      1.005          1.652            7,876
                                                          2008      2.212          1.005            7,876

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.259          1.364               --
                                                          2009      0.983          1.259               --
                                                          2008      1.754          0.983               --
                                                          2007      1.683          1.754               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.163          1.221           11,884
                                                          2009      1.009          1.163           11,909
                                                          2008      1.111          1.009               --
                                                          2007      1.058          1.111               --

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.292          1.359               --
                                                          2009      1.168          1.292               --

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.020          1.154               --
                                                          2009      0.847          1.020               --
                                                          2008      1.296          0.847               --
                                                          2007      1.269          1.296               --
                                                          2006      1.189          1.269               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.131          1.244               --
                                                          2006      1.083          1.131               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.340          1.463               --
                                                          2009      1.035          1.340               --
                                                          2008      1.192          1.035               --
                                                          2007      1.149          1.192               --
                                                          2006      1.118          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.809          0.943               --
                                                          2009      0.657          0.809               --
                                                          2008      0.963          0.657               --
                                                          2007      1.021          0.963               --
                                                          2006      1.003          1.021               --

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2010      0.947          1.059            3,470
                                                          2009      0.765          0.947            3,476

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.984          1.103               --
                                                          2009      0.678          0.984               --
                                                          2008      1.285          0.678               --
                                                          2007      1.097          1.285               --
                                                          2006      1.132          1.097               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2010      1.072          1.129            2,515
                                                          2009      1.006          1.072            2,519
                                                          2008      1.071          1.006            2,523
                                                          2007      1.036          1.071               --
                                                          2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2010      1.009          1.077               --
                                                          2009      0.877          1.009               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.827          0.965               --
                                                          2009      0.662          0.827           26,044

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2010      1.012          0.984            7,683
                                                          2009      1.036          1.012            7,693
                                                          2008      1.035          1.036           18,119
                                                          2007      1.013          1.035           18,148
                                                          2006      0.998          1.013           18,177

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2010      0.914          0.996               --
                                                          2009      0.712          0.914           10,171
                                                          2008      1.162          0.712           10,171

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.620          0.645               --
                                                          2008      1.155          0.620               --
                                                          2007      1.142          1.155               --
                                                          2006      1.136          1.142               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.847          0.943               --
                                                          2009      0.716          0.847               --
                                                          2008      1.206          0.716               --
                                                          2007      1.191          1.206               --
                                                          2006      1.170          1.191               --

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.783          0.882               --
                                                          2009      0.612          0.783               --
                                                          2008      1.057          0.612               --
                                                          2007      1.052          1.057               --
                                                          2006      1.002          1.052               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.038          1.111               --
                                                          2009      0.885          1.038               --
                                                          2008      1.063          0.885               --
                                                          2007      1.035          1.063               --
                                                          2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.974          1.057               --
                                                          2009      0.810          0.974               --
                                                          2008      1.061          0.810               --
                                                          2007      1.041          1.061               --
                                                          2006      1.002          1.041               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.908          0.999            3,588
                                                          2009      0.737          0.908            3,593
                                                          2008      1.062          0.737            3,599
                                                          2007      1.046          1.062               --
                                                          2006      1.002          1.046               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.842          0.939               --
                                                          2009      0.670          0.842               --
                                                          2008      1.062          0.670               --
                                                          2007      1.051          1.062               --
                                                          2006      1.002          1.051               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.921          1.026               --
                                                          2009      0.755          0.921               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.054          1.126            3,681
                                                          2009      0.915          1.054            3,686
                                                          2008      1.211          0.915            3,692
                                                          2007      1.195          1.211            3,697
                                                          2006      1.126          1.195               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.110          1.203               --
                                                          2009      0.944          1.110               --
                                                          2008      1.439          0.944               --
                                                          2007      1.374          1.439               --
                                                          2006      1.253          1.374               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2010      0.848          0.956               --
                                                          2009      0.623          0.848               --
                                                          2008      1.078          0.623               --
                                                          2007      1.043          1.078            4,345
                                                          2006      0.996          1.043            4,413

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.884          1.004               --
                                                          2009      0.635          0.884               --
                                                          2008      1.126          0.635               --
                                                          2007      1.061          1.126               --
                                                          2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2010      0.813          1.066               --
                                                          2009      0.603          0.813               --
                                                          2008      0.925          0.603               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.136          1.175               --
                                                          2006      1.078          1.136               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2010      1.075          1.108               --
                                                          2009      1.057          1.075               --
                                                          2008      1.089          1.057               --
                                                          2007      1.071          1.089               --
                                                          2006      1.043          1.071               --

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.993          0.998               --
                                                          2005      0.992          0.993           18,207
                                                          2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.091          1.296               --
                                                          2005      1.060          1.091               --
                                                          2004      1.000          1.060               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.036          1.053               --
                                                          2006      1.058          1.036            3,156
                                                          2005      1.065          1.058            3,160
                                                          2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.132          1.165               --
                                                          2008      1.110          1.132               --
                                                          2007      1.049          1.110               --
                                                          2006      1.039          1.049               --
                                                          2005      1.042          1.039               --
                                                          2004      1.000          1.042               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.569          1.692               --
                                                          2006      1.263          1.569               --
                                                          2005      1.157          1.263               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.415          1.505               --
                                                          2006      1.240          1.415               --
                                                          2005      1.190          1.240               --
                                                          2004      1.000          1.190               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.113          1.181               --
                                                          2005      1.052          1.113           25,212
                                                          2004      1.000          1.052               --

  Travelers Convertible Securities Subaccount (3/02)....  2006      1.016          1.078               --
                                                          2005      1.040          1.016               --
                                                          2004      1.000          1.040               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02)................................................  2006      1.221          1.329               --
                                                          2005      1.116          1.221               --
                                                          2004      1.000          1.116               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.118          1.170               --
                                                          2005      1.100          1.118               --
                                                          2004      1.000          1.100               --

  Travelers Federated High Yield Subaccount (3/02)......  2006      1.074          1.097               --
                                                          2005      1.076          1.074               --
                                                          2004      1.000          1.076               --

  Travelers Federated Stock Subaccount (3/02)...........  2006      1.104          1.138               --
                                                          2005      1.077          1.104               --
                                                          2004      1.000          1.077               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.106          1.136               --
                                                          2005      1.046          1.106               --
                                                          2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.102          1.167               --
                                                          2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.014          1.013               --
                                                          2005      1.000          1.014               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.047          1.081               --
                                                          2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.080          1.122               --
                                                          2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.025          1.041               --
                                                          2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.223          1.293               --
                                                          2005      1.122          1.223               --
                                                          2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.074          1.132               --
                                                          2005      1.071          1.074               --
                                                          2004      1.000          1.071               --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.095          1.126               --
                                                          2005      1.093          1.095               --
                                                          2004      1.000          1.093               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.164          1.253               --
                                                          2005      1.124          1.164               --
                                                          2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.217          1.393               --
                                                          2005      1.143          1.217               --
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.125          1.189               --
                                                          2005      1.091          1.125               --
                                                          2004      1.000          1.091               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.033          1.083               --
                                                          2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.111          1.118               --
                                                          2005      1.101          1.111               --
                                                          2004      1.000          1.101               --

  Travelers Quality Bond Subaccount (3/02)..............  2006      1.018          1.005               --
                                                          2005      1.029          1.018               --
                                                          2004      1.000          1.029               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.087          1.130               --
                                                          2005      1.095          1.087               --
                                                          2004      1.000          1.095               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.107          1.270               --
                                                          2005      1.000          1.107               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.260               --
                                                          2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.086          1.043               --
                                                          2005      1.070          1.086               --
                                                          2004      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (3/02)..  2009      0.766          0.740               --
                                                          2008      1.226          0.766            3,481
                                                          2007      1.291          1.226            3,486
                                                          2006      1.143          1.291            3,422
                                                          2005      1.129          1.143            3,427
                                                          2004      1.000          1.129               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02)................................................  2009      0.684          0.698               --
                                                          2008      1.235          0.684               --
                                                          2007      1.129          1.235               --
                                                          2006      1.087          1.129               --
                                                          2005      1.035          1.087               --
                                                          2004      1.000          1.035               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio         T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGER

The following former Underlying Fund was merged with and into the new Underlying Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation Portfolio       MetLife Aggressive Strategy Portfolio


UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTORS SERIES TRUST
  Global Technology Portfolio                   RCM Technology Portfolio


UNDERLYING FUND LIQUIDATION

            FORMER UNDERLYING FUND
----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                         VINTAGE L(SM) VARIABLE ANNUITY

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L( SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Janus Forty Portfolio -- Class A
  American Funds Global Growth Fund                Lazard Mid Cap Portfolio -- Class B
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Met/Templeton Growth Portfolio -- Class B
  Contrafund(R) Portfolio -- Service Class         MetLife Aggressive Strategy
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Emerging Markets Equity
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Income Securities Fund                  PIMCO Inflation Protected Bond
  Templeton Foreign Securities Fund                   Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               PIMCO Total Return Portfolio -- Class B
  Enterprise Portfolio                             Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive          A
     Growth Portfolio -- Class I                   T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable                     Portfolio -- Class B
     Appreciation Portfolio -- Class I             Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Equity              Portfolio -- Class B
     Income Builder Portfolio -- Class II        METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason ClearBridge Variable Mid Cap          BlackRock Bond Income Portfolio -- Class E
     Core Portfolio -- Class I                     BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class A
  Legg Mason Western Asset Variable High           BlackRock Money Market Portfolio -- Class E
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Conservative Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Conservative to Moderate Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Moderate Allocation
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      MetLife Stock Index Portfolio -- Class B
     A                                             MFS(R) Total Return Portfolio -- Class F
                                                   MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 +years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years                1 year               6%
         1 year                2 years               5%
         2 years               3 years               4%
         3 years               4 years               3%
        4 + years                                    0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the

GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                      ANNUAL STEP-UP       ROLL-UP
                                                                       DEATH BENEFIT    DEATH BENEFIT
                                                                      --------------    -------------
Mortality and Expense Risk ("M&E") Charge.........................         1.70%(5)         1.90%(5)
Administrative Expense Charge.....................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED........................................................         1.85%            2.05%
Optional E.S.P. Charge............................................         0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...         2.00%            2.20%
Optional GMAB Charge..............................................         0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)..         2.35%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED........................................................         2.50%            2.70%
Optional GMWB I Charge (maximum upon reset).......................         1.00%(7)         1.00%(7)
Optional GMWB II Charge (maximum upon reset)......................         1.00%(7)         1.00%(7)
Optional GMWB III Charge..........................................         0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..         2.85%            3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED........................................................         2.10%            2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED........................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED........................................................         3.00%            3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED........................................................         2.25%            2.45%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, and an amount equal to the underlying fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.37%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..     0.56%        0.10%       0.09%            --            0.75%           --          0.75%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................     0.45%        0.25%       0.02%            --            0.72%           --          0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.04%            --            0.93%           --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I++......     0.75%          --        0.13%            --            0.88%           --          0.88%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.13%            --            1.13%           --          1.13%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I++......     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Mid Cap Core
     Portfolio -- Class I........     0.75%          --        0.33%            --            1.08%         0.13%         0.95%(2)
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I++......     0.75%          --        0.14%            --            0.89%           --          0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%           --          0.68%
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.08%            --            0.87%           --          0.87%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(3)
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.04%            --            0.89%         0.02%         0.87%(4)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  Met/Templeton Growth
     Portfolio -- Class B........     0.69%        0.25%       0.13%            --            1.07%         0.02%         1.05%(5)
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.74%           1.10%         0.01%         1.09%(6)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.94%        0.25%       0.18%            --            1.37%           --          1.37%
  MFS(R) Research International
     Portfolio -- Class B++......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(7)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(8)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class E........     0.37%        0.15%       0.03%            --            0.55%         0.03%         0.52%(10)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(11)
  BlackRock Money Market
     Portfolio -- Class E........     0.32%        0.15%       0.02%            --            0.49%         0.01%         0.48%(12)
  Davis Venture Value
     Portfolio -- Class B++......     0.70%        0.25%       0.03%            --            0.98%         0.05%         0.93%(13)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class A++......     0.62%          --        0.02%            --            0.64%         0.07%         0.57%(14)
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.10%        0.25%       0.01%          0.55%           0.91%         0.01%         0.90%(15)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.08%        0.25%       0.02%          0.61%           0.96%           --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.66%           0.97%           --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.71%           1.03%           --          1.03%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(16)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(17)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.62%        0.25%       0.05%            --            0.92%         0.04%         0.88%(18)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) The Fund's manager has agreed to forgo fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that Net Total Annual Operating Expenses are not expected to exceed 0.95%. This arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Trustees of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(9) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                       Seeks long-term capital              Fidelity Management & Research
  Portfolio -- Service Class        appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service        Seeks long-term growth of            Fidelity Management & Research
  Class 2                           capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund     Seeks to maximize income while       Franklin Advisers, Inc.
                                    maintaining prospects for capital
                                    appreciation.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class I++            appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I++            consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid                               capital.                             LLC
  Cap Core Portfolio -- Class I                                          Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I++                                                 Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio             primary objective and capital        LLC
                                    appreciatation as its secondary      Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: MetLife Advisers, LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A++            capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC Subadviser:
                                                                         Massachusetts Financial Services
                                                                         Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following new item is added to the bulleted list at the end of the "Withdrawal Charge" section:

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception applies only to amounts that are required to be distributed from this contract)

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

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MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Met/Templeton Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an

Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

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SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 1.85%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.213          1.156                 --
                                                          2007      1.056          1.213            108,804
                                                          2006      1.046          1.056            144,044
                                                          2005      0.987          1.046            347,156
                                                          2004      0.940          0.987            428,209
                                                          2003      0.752          0.940            419,469
                                                          2002      1.134          0.752            245,637
                                                          2001      1.000          1.134             81,986

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.143          1.194                 --
                                                          2005      1.113          1.143          1,568,513
                                                          2004      1.019          1.113          1,394,502
                                                          2003      0.786          1.019          1,315,337
                                                          2002      1.000          0.786            512,682

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.166          1.138                 --
                                                          2005      1.034          1.166            340,220
                                                          2004      0.973          1.034            534,327
                                                          2003      0.803          0.973            523,556
                                                          2002      1.183          0.803            444,753
                                                          2001      1.000          1.183             25,673

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.857          2.037          1,330,000
                                                          2009      1.329          1.857          1,654,944
                                                          2008      2.198          1.329          2,379,174
                                                          2007      1.950          2.198          3,019,485
                                                          2006      1.649          1.950          3,272,923
                                                          2005      1.473          1.649          3,306,916
                                                          2004      1.322          1.473          2,655,233
                                                          2003      0.995          1.322          1,916,041
                                                          2002      1.188          0.995            687,483
                                                          2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      1.395          1.625          5,177,280
                                                          2009      1.019          1.395          6,568,679
                                                          2008      1.854          1.019          7,523,472
                                                          2007      1.681          1.854          9,443,710
                                                          2006      1.553          1.681         11,381,502
                                                          2005      1.362          1.553         12,017,148
                                                          2004      1.233          1.362         10,520,778
                                                          2003      0.918          1.233          8,199,450
                                                          2002      1.238          0.918          3,191,614
                                                          2001      1.000          1.238            334,212

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      1.229          1.345          5,343,946
                                                          2009      0.954          1.229          6,416,233
                                                          2008      1.564          0.954          7,779,967
                                                          2007      1.517          1.564          9,042,382
                                                          2006      1.341          1.517         11,151,752
                                                          2005      1.291          1.341         12,001,784
                                                          2004      1.191          1.291         11,617,894
                                                          2003      0.916          1.191          9,428,215
                                                          2002      1.143          0.916          4,343,254
                                                          2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.297          1.282                 --
                                                          2005      1.117          1.297            270,405
                                                          2004      0.952          1.117            284,837
                                                          2003      0.777          0.952            281,928
                                                          2002      1.000          0.777            229,435

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.703          2.217                 --
                                                          2005      1.618          1.703            843,861
                                                          2004      1.255          1.618            816,644
                                                          2003      0.953          1.255            682,096
                                                          2002      1.000          0.953            279,702

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.302          1.415                 --
                                                          2005      1.204          1.302            290,919
                                                          2004      1.074          1.204             79,948
                                                          2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.299          1.447                 --
                                                          2005      1.202          1.299            490,676
                                                          2004      1.067          1.202             99,662
                                                          2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2010      1.544          1.774          1,761,133
                                                          2009      1.159          1.544          2,365,915
                                                          2008      2.057          1.159          2,531,696
                                                          2007      1.784          2.057          2,825,080
                                                          2006      1.628          1.784          3,353,989
                                                          2005      1.419          1.628          3,163,742
                                                          2004      1.254          1.419          2,238,271
                                                          2003      0.995          1.254          1,588,254
                                                          2002      1.119          0.995            651,538
                                                          2001      1.000          1.119             61,062

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.670          2.107          1,238,022
                                                          2009      1.217          1.670          1,681,269
                                                          2008      2.053          1.217          2,066,887
                                                          2007      1.813          2.053          2,716,635
                                                          2006      1.643          1.813          3,237,766
                                                          2005      1.418          1.643          3,764,767
                                                          2004      1.159          1.418          3,531,167
                                                          2003      0.854          1.159          2,724,412
                                                          2002      1.000          0.854            848,122

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2010      1.122          1.241          1,231,885
                                                          2009      0.843          1.122          1,286,672
                                                          2008      1.220          0.843          1,350,249
                                                          2007      1.198          1.220          1,897,822
                                                          2006      1.032          1.198          1,429,876
                                                          2005      1.000          1.032            517,437

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2010      1.208          1.514            609,814
                                                          2009      0.857          1.208            755,412
                                                          2008      1.519          0.857            955,266
                                                          2007      1.391          1.519          1,256,157
                                                          2006      1.303          1.391          1,357,708
                                                          2005      1.267          1.303          1,511,860
                                                          2004      1.158          1.267          1,612,869
                                                          2003      0.859          1.158          1,155,163
                                                          2002      1.228          0.859            552,933
                                                          2001      1.000          1.228             19,240

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.242          1.443                 --
                                                          2005      1.144          1.242          3,654,757
                                                          2004      1.035          1.144          2,910,893
                                                          2003      0.842          1.035          2,090,772
                                                          2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.515          3.195                 --
                                                          2007      2.780          3.515          1,157,087
                                                          2006      2.211          2.780          1,274,566
                                                          2005      1.767          2.211          1,292,213
                                                          2004      1.444          1.767            612,528
                                                          2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.576          1.677          1,655,204
                                                          2009      1.171          1.576          2,113,721
                                                          2008      2.001          1.171          2,480,408
                                                          2007      1.766          2.001          3,105,587
                                                          2006      1.481          1.766          3,387,056
                                                          2005      1.369          1.481          3,582,390
                                                          2004      1.177          1.369          2,636,109
                                                          2003      0.907          1.177          1,547,572
                                                          2002      1.134          0.907            725,922
                                                          2001      1.000          1.134             29,133

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.246          1.490                 --
                                                          2005      1.166          1.246          1,139,324
                                                          2004      1.024          1.166            867,313
                                                          2003      0.789          1.024            411,565
                                                          2002      1.000          0.789            189,113

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2010      1.461          1.800             77,573
                                                          2009      1.030          1.461            113,646
                                                          2008      1.869          1.030            107,740
                                                          2007      1.564          1.869            107,333
                                                          2006      1.406          1.564             90,153
                                                          2005      1.279          1.406            213,535
                                                          2004      1.081          1.279            289,742
                                                          2003      0.817          1.081            291,470
                                                          2002      1.158          0.817            169,129
                                                          2001      1.000          1.158             17,376

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.534          1.717                 --
                                                          2005      1.502          1.534            624,032
                                                          2004      1.332          1.502            359,563
                                                          2003      1.000          1.332            181,680

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.260          1.341                 --
                                                          2006      1.196          1.260            669,472
                                                          2005      1.146          1.196            819,050
                                                          2004      1.135          1.146            865,998
                                                          2003      0.861          1.135            856,282
                                                          2002      1.198          0.861            561,340
                                                          2001      1.000          1.198              1,868

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      1.249          1.321                 --
                                                          2009      1.053          1.249          1,336,578
                                                          2008      1.827          1.053          1,512,269
                                                          2007      1.774          1.827          2,166,539
                                                          2006      1.569          1.774          3,019,733
                                                          2005      1.500          1.569          3,590,883
                                                          2004      1.386          1.500          2,810,205
                                                          2003      1.073          1.386            568,294
                                                          2002      1.000          1.073            102,496

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2010      1.030          1.264          3,367,807
                                                          2009      0.780          1.030          4,137,806
                                                          2008      1.333          0.780          5,049,565
                                                          2007      1.338          1.333          6,557,656
                                                          2006      1.253          1.338          7,261,375
                                                          2005      1.143          1.253          8,661,852
                                                          2004      1.059          1.143          9,608,986
                                                          2003      0.802          1.059          8,246,936
                                                          2002      1.213          0.802          4,485,731
                                                          2001      1.000          1.213            400,759

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2010      1.228          1.357          2,103,886
                                                          2009      1.024          1.228          2,783,815
                                                          2008      1.476          1.024          2,662,566
                                                          2007      1.387          1.476          3,337,982
                                                          2006      1.231          1.387          4,263,914
                                                          2005      1.202          1.231          5,363,734
                                                          2004      1.125          1.202          5,731,444
                                                          2003      0.920          1.125          5,441,951
                                                          2002      1.137          0.920          2,369,461
                                                          2001      1.000          1.137            203,714

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      1.133          1.108                 --
                                                          2008      1.635          1.133            684,646
                                                          2007      1.639          1.635            974,517

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2010      1.290          1.427          2,983,632
                                                          2009      0.937          1.290          3,333,299
                                                          2008      1.650          0.937          3,758,963
                                                          2007      1.651          1.650          5,750,234
                                                          2006      1.480          1.651          6,718,987
                                                          2005      1.432          1.480          8,538,130
                                                          2004      1.368          1.432          8,424,198
                                                          2003      1.060          1.368          6,312,914
                                                          2002      1.000          1.060          1,192,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2010      1.004          1.103            193,207
                                                          2009      0.838          1.004            233,069
                                                          2008      1.195          0.838            284,831
                                                          2007      1.144          1.195            410,850
                                                          2006      0.988          1.144            460,356
                                                          2005      1.008          0.988            549,657
                                                          2004      0.993          1.008            411,403
                                                          2003      0.819          0.993            297,884
                                                          2002      1.128          0.819             42,767
                                                          2001      1.000          1.128             29,747

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2010      1.129          1.243          4,535,919
                                                          2009      0.938          1.129          5,133,313
                                                          2008      1.469          0.938          6,701,002
                                                          2007      1.421          1.469          8,745,660
                                                          2006      1.310          1.421         10,337,342
                                                          2005      1.280          1.310         13,239,685
                                                          2004      1.242          1.280         10,945,191
                                                          2003      1.037          1.242          7,746,731
                                                          2002      1.000          1.037          1,216,352

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (12/99)..........................  2010      1.214          1.390          2,803,202
                                                          2009      0.956          1.214          3,421,700
                                                          2008      1.536          0.956          4,209,432
                                                          2007      1.545          1.536          6,335,447
                                                          2006      1.347          1.545          5,104,700
                                                          2005      1.310          1.347          6,459,399
                                                          2004      1.233          1.310          7,460,248
                                                          2003      0.906          1.233          6,544,522
                                                          2002      1.173          0.906          3,685,513
                                                          2001      1.000          1.173            387,824

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      1.175          1.266            974,827
                                                          2009      0.840          1.175          1,237,382
                                                          2008      1.365          0.840          1,608,272
                                                          2007      1.321          1.365          1,984,106
                                                          2006      1.286          1.321          2,360,634
                                                          2005      1.245          1.286          2,985,448
                                                          2004      1.264          1.245          3,178,555
                                                          2003      0.872          1.264          3,256,345
                                                          2002      1.181          0.872          1,343,803
                                                          2001      1.000          1.181            220,733

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2010      1.153          1.239            996,080
                                                          2009      0.943          1.153          1,306,183
                                                          2008      1.493          0.943          1,488,498
                                                          2007      1.463          1.493          1,963,508
                                                          2006      1.261          1.463          1,457,483
                                                          2005      1.205          1.261          2,187,413
                                                          2004      1.112          1.205          2,449,937
                                                          2003      0.856          1.112          1,736,582
                                                          2002      1.134          0.856          1,123,187
                                                          2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2010      1.445          1.738            466,535
                                                          2009      1.083          1.445            555,617
                                                          2008      1.704          1.083            695,294
                                                          2007      1.620          1.704          1,084,440
                                                          2006      1.437          1.620          1,363,179
                                                          2005      1.352          1.437          1,761,537
                                                          2004      1.247          1.352          2,082,371
                                                          2003      0.979          1.247          1,985,524
                                                          2002      1.233          0.979          1,007,229
                                                          2001      1.000          1.233            106,957

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      1.335          1.640            458,914
                                                          2009      0.952          1.335            610,895
                                                          2008      1.636          0.952            751,633
                                                          2007      1.515          1.636          1,112,460
                                                          2006      1.369          1.515            874,133
                                                          2005      1.329          1.369          1,450,361
                                                          2004      1.176          1.329          1,512,977
                                                          2003      0.805          1.176          1,362,566
                                                          2002      1.255          0.805            374,199
                                                          2001      1.000          1.255              3,283

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.863          0.839                 --
                                                          2008      1.406          0.863          2,029,831
                                                          2007      1.365          1.406          2,219,452
                                                          2006      1.208          1.365          2,630,281
                                                          2005      1.180          1.208          3,241,340
                                                          2004      1.091          1.180          3,694,895
                                                          2003      0.870          1.091          3,104,267
                                                          2002      1.141          0.870          1,112,239
                                                          2001      1.000          1.141             46,322

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.588          1.614                 --
                                                          2006      1.441          1.588          1,080,594
                                                          2005      1.417          1.441          1,383,219
                                                          2004      1.353          1.417          1,087,983
                                                          2003      1.068          1.353            677,570
                                                          2002      1.000          1.068             98,290

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.903          0.968            322,322
                                                          2009      0.784          0.903            299,074
                                                          2008      1.013          0.784            345,215
                                                          2007      1.018          1.013            548,010
                                                          2006      0.996          1.018            638,708
                                                          2005      0.991          0.996            790,687
                                                          2004      0.998          0.991            520,781
                                                          2003      1.000          0.998            112,210

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2010      1.240          1.357            841,318
                                                          2009      1.058          1.240            911,320
                                                          2008      1.248          1.058          1,262,829
                                                          2007      1.247          1.248          1,783,763
                                                          2006      1.205          1.247          2,167,036
                                                          2005      1.197          1.205          3,111,900
                                                          2004      1.142          1.197          3,438,219
                                                          2003      1.041          1.142          2,476,299
                                                          2002      1.012          1.041            806,368
                                                          2001      1.000          1.012            523,138

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2010      1.560          1.786          1,229,453
                                                          2009      0.993          1.560          1,417,000
                                                          2008      1.445          0.993          1,670,642
                                                          2007      1.468          1.445          2,463,237
                                                          2006      1.347          1.468          3,316,182
                                                          2005      1.337          1.347          3,764,331
                                                          2004      1.234          1.337          4,280,141
                                                          2003      0.985          1.234          3,543,720
                                                          2002      1.037          0.985          1,009,257
                                                          2001      1.000          1.037             54,303

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.030          1.024                 --
                                                          2009      1.047          1.030          3,001,298
                                                          2008      1.039          1.047          3,983,489
                                                          2007      1.009          1.039          3,917,178
                                                          2006      0.982          1.009          3,539,717
                                                          2005      0.973          0.982          5,853,181
                                                          2004      0.983          0.973          6,201,418
                                                          2003      0.995          0.983         10,307,290
                                                          2002      1.000          0.995         10,414,856
                                                          2001      1.000          1.000          4,696,068

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.601          1.707                 --
                                                          2006      1.445          1.601            554,760
                                                          2005      1.403          1.445            971,926
                                                          2004      1.236          1.403          1,145,519
                                                          2003      0.887          1.236            938,913
                                                          2002      1.215          0.887            227,917
                                                          2001      1.000          1.215             20,517

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.426          1.494                 --
                                                          2006      1.229          1.426          3,034,285
                                                          2005      1.204          1.229          4,123,387
                                                          2004      1.132          1.204          4,776,424
                                                          2003      0.829          1.132          4,044,047
                                                          2002      1.127          0.829          2,454,452
                                                          2001      1.000          1.127            283,937

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.601          1.663                 --
                                                          2006      1.391          1.601            826,360
                                                          2005      1.372          1.391            912,109
                                                          2004      1.241          1.372            814,490
                                                          2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.790          1.971                 --
                                                          2006      1.625          1.790          1,328,761
                                                          2005      1.529          1.625          1,853,134
                                                          2004      1.256          1.529          1,047,903
                                                          2003      1.000          1.256            487,664

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.412          1.480                 --
                                                          2006      1.336          1.412            432,930

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      1.063          1.175            260,063
                                                          2009      0.908          1.063            185,744
                                                          2008      1.476          0.908            234,239
                                                          2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.775          0.885            641,160
                                                          2009      0.584          0.775            816,265
                                                          2008      1.019          0.584            855,425
                                                          2007      1.218          1.019          1,163,744
                                                          2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.223          1.435            128,168
                                                          2009      0.965          1.223            144,548
                                                          2008      1.315          0.965            137,581
                                                          2007      1.353          1.315            116,308
                                                          2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.419          1.625            747,582
                                                          2009      0.930          1.419            802,152
                                                          2008      1.597          0.930            856,150
                                                          2007      1.641          1.597          1,056,563
                                                          2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.102          1.368             18,452
                                                          2009      0.836          1.102             60,851
                                                          2008      1.388          0.836             59,738
                                                          2007      1.269          1.388             48,553
                                                          2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.348          1.452            305,878
                                                          2009      0.959          1.348            321,892
                                                          2008      1.680          0.959            251,583
                                                          2007      1.312          1.680             84,653
                                                          2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.900          1.085            118,496
                                                          2009      0.670          0.900             80,073
                                                          2008      1.063          0.670             98,949
                                                          2008      1.107          1.063            108,451
                                                          2007      1.251          1.107             11,588

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.794          0.912          2,855,035
                                                          2009      0.683          0.794          3,767,046
                                                          2008      1.093          0.683          4,187,119
                                                          2007      1.074          1.093          5,352,699
                                                          2006      1.001          1.074          5,040,214

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.789          0.972          1,445,895
                                                          2009      0.635          0.789          1,704,558
                                                          2008      1.057          0.635          2,003,655
                                                          2007      1.070          1.057          2,160,726
                                                          2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.829          0.787                 --
                                                          2008      1.472          0.829            337,188
                                                          2007      1.340          1.472            506,785
                                                          2006      1.359          1.340            537,554

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      1.326          1.385          1,217,811

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      2.427          2.946            915,318
                                                          2009      1.463          2.427          1,016,774
                                                          2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.507          1.648            330,280
                                                          2009      1.167          1.507            310,313
                                                          2008      2.062          1.167            359,515
                                                          2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.275          1.352          1,949,954
                                                          2009      1.097          1.275          2,502,184
                                                          2008      1.197          1.097          2,786,262
                                                          2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.478          1.569          7,176,841
                                                          2009      1.329          1.478          9,102,928

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.295          1.478            169,087
                                                          2009      1.065          1.295            343,781
                                                          2008      1.615          1.065            117,736
                                                          2007      1.567          1.615            131,153
                                                          2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.147          1.265                 --
                                                          2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.390          1.531            656,923
                                                          2009      1.064          1.390          1,208,409
                                                          2008      1.214          1.064          1,274,191
                                                          2007      1.160          1.214          1,385,294
                                                          2006      1.122          1.160          2,208,049

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.836          0.984          1,735,051
                                                          2009      0.674          0.836          2,214,711
                                                          2008      0.978          0.674          2,622,643
                                                          2007      1.027          0.978          3,365,676
                                                          2006      1.003          1.027          1,958,877

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.795          0.899            359,813
                                                          2009      0.543          0.795            581,592
                                                          2008      1.019          0.543            681,325
                                                          2007      0.862          1.019            980,232
                                                          2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.142          1.212          2,149,875
                                                          2009      1.064          1.142          2,773,459
                                                          2008      1.124          1.064          3,064,087
                                                          2007      1.079          1.124          3,916,582
                                                          2006      1.041          1.079          4,781,096

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.913          1.074            720,036
                                                          2009      0.726          0.913          1,048,488

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      1.024          1.011          2,222,008

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.675          0.667                 --
                                                          2008      1.150          0.675            321,611
                                                          2007      1.173          1.150            414,912
                                                          2006      1.143          1.173            456,315

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.678          0.707                 --
                                                          2008      1.252          0.678            945,305
                                                          2007      1.227          1.252          1,217,980
                                                          2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      1.069          1.201          1,508,357
                                                          2009      0.894          1.069          1,903,920
                                                          2008      1.494          0.894          2,250,263
                                                          2007      1.462          1.494          2,732,435
                                                          2006      1.428          1.462          3,423,841

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2010      1.055          1.156             57,431
                                                          2009      0.767          1.055             61,108
                                                          2008      1.159          0.767             78,234

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.810          0.920             43,726
                                                          2009      0.627          0.810          1,077,965
                                                          2008      1.073          0.627            101,904
                                                          2007      1.059          1.073             77,136
                                                          2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.073          1.159          1,133,326
                                                          2009      0.907          1.073          1,311,540
                                                          2008      1.079          0.907          2,469,357
                                                          2007      1.041          1.079            694,072
                                                          2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      1.007          1.103            516,813
                                                          2009      0.829          1.007            682,868
                                                          2008      1.078          0.829            461,557
                                                          2007      1.047          1.078            138,575
                                                          2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.938          1.042            609,621
                                                          2009      0.755          0.938            689,973
                                                          2008      1.078          0.755            355,115
                                                          2007      1.053          1.078            365,282
                                                          2006      1.002          1.053            138,612

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.870          0.980            587,548
                                                          2009      0.687          0.870            319,169
                                                          2008      1.078          0.687            354,568
                                                          2007      1.058          1.078          3,790,478
                                                          2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      1.066          1.198          1,648,777
                                                          2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.268          1.368          4,554,104
                                                          2009      1.091          1.268          5,570,751
                                                          2008      1.431          1.091          6,623,364
                                                          2007      1.399          1.431          8,475,997
                                                          2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.156          1.264            479,929
                                                          2009      0.975          1.156            579,426
                                                          2008      1.472          0.975            741,138
                                                          2007      1.393          1.472            811,778
                                                          2006      1.262          1.393            724,652

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2010      0.877          0.998          1,209,322
                                                          2009      0.639          0.877          1,666,362
                                                          2008      1.095          0.639          1,838,210
                                                          2007      1.049          1.095          2,240,779
                                                          2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.914          1.047            129,295
                                                          2009      0.651          0.914            166,401
                                                          2008      1.143          0.651            192,308
                                                          2007      1.067          1.143            294,582
                                                          2006      0.998          1.067            375,374

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.107          1.128                 --
                                                          2006      1.119          1.107          4,427,645
                                                          2005      1.117          1.119          4,051,146
                                                          2004      1.045          1.117          3,205,754
                                                          2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.283          1.325                 --
                                                          2008      1.248          1.283         10,331,159
                                                          2007      1.169          1.248         13,620,913
                                                          2006      1.146          1.169         17,239,178
                                                          2005      1.140          1.146         22,862,275
                                                          2004      1.107          1.140         25,251,835
                                                          2003      1.074          1.107         24,931,634
                                                          2002      1.003          1.074         12,110,005
                                                          2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.828          1.977                 --
                                                          2006      1.458          1.828            638,928
                                                          2005      1.323          1.458            563,447
                                                          2004      1.160          1.323            708,372
                                                          2003      0.919          1.160            789,803
                                                          2002      1.138          0.919            348,979
                                                          2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      2.157          2.302                 --
                                                          2006      1.874          2.157            987,227
                                                          2005      1.783          1.874          1,262,872
                                                          2004      1.439          1.783          1,531,094
                                                          2003      0.980          1.439          1,457,951
                                                          2002      1.221          0.980            894,693
                                                          2001      1.000          1.221             16,781

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.277          1.359                 --
                                                          2005      1.196          1.277            625,300
                                                          2004      1.144          1.196            971,172
                                                          2003      0.901          1.144            604,655
                                                          2002      1.206          0.901            171,916
                                                          2001      1.000          1.206              3,553

  Travelers Equity Income Subaccount (11/99)............  2006      1.360          1.428                 --
                                                          2005      1.326          1.360          4,685,823
                                                          2004      1.229          1.326          4,664,493
                                                          2003      0.955          1.229          3,466,972
                                                          2002      1.130          0.955            851,610
                                                          2001      1.000          1.130             27,813

  Travelers Large Cap Subaccount (11/99)................  2006      1.177          1.212                 --
                                                          2005      1.103          1.177          1,408,457
                                                          2004      1.055          1.103          1,502,752
                                                          2003      0.862          1.055          1,320,336
                                                          2002      1.138          0.862            297,305
                                                          2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.108          1.177                 --
                                                          2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.019          1.022                 --
                                                          2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.053          1.090                 --
                                                          2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.086          1.132                 --
                                                          2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.030          1.049                 --
                                                          2005      1.000          1.030              4,434

  Travelers Managed Income Subaccount (11/99)...........  2006      1.052          1.041                 --
                                                          2005      1.057          1.052          5,931,326
                                                          2004      1.047          1.057          6,706,064
                                                          2003      0.984          1.047          6,231,466
                                                          2002      0.981          0.984          2,680,937
                                                          2001      1.000          0.981             86,039

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.259          1.336                 --
                                                          2005      1.145          1.259            577,073
                                                          2004      1.006          1.145            802,307
                                                          2003      0.846          1.006            611,226
                                                          2002      1.151          0.846            186,632
                                                          2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      0.837          0.885                 --
                                                          2005      0.827          0.837          1,379,504
                                                          2004      0.738          0.827            965,769
                                                          2003      0.549          0.738            863,409
                                                          2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.271          1.311                 --
                                                          2005      1.258          1.271         14,835,633
                                                          2004      1.150          1.258         15,096,154
                                                          2003      1.005          1.150         12,779,445
                                                          2002      1.081          1.005          4,612,845
                                                          2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.169          1.262                 --
                                                          2005      1.119          1.169            534,003
                                                          2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.300          1.492                 --
                                                          2005      1.209          1.300            900,979
                                                          2004      1.064          1.209            782,542
                                                          2003      0.843          1.064            306,180
                                                          2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.377          1.460                 --
                                                          2005      1.324          1.377            135,007
                                                          2004      1.213          1.324             98,404
                                                          2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.038          1.092                 --
                                                          2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.122                 --
                                                          2005      1.092          1.112          2,085,055
                                                          2004      1.000          1.092            835,408

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.056          1.101                 --
                                                          2005      1.054          1.056            968,595
                                                          2004      0.974          1.054          1,033,754
                                                          2003      0.749          0.974          1,013,488
                                                          2002      1.148          0.749            737,863
                                                          2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.113          1.281                 --
                                                          2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.109          1.271                 --
                                                          2005      1.000          1.109             15,029

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.102          1.143                 --
                                                          2005      1.041          1.102            475,059
                                                          2004      1.021          1.041            341,310
                                                          2003      0.828          1.021            144,333
                                                          2002      1.194          0.828             50,164
                                                          2001      1.000          1.194                 --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.70%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99)....................................  2008      1.265          1.203               --
                                                          2007      1.112          1.265               --
                                                          2006      1.110          1.112               --
                                                          2005      1.057          1.110               --
                                                          2004      1.000          1.057               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/02).............................................  2006      1.099          1.144               --
                                                          2005      1.079          1.099               --
                                                          2004      1.000          1.079               --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.181          1.142               --
                                                          2005      1.056          1.181               --
                                                          2004      1.000          1.056               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2010      1.343          1.461            6,991
                                                          2009      0.969          1.343            7,109
                                                          2008      1.617          0.969            8,024
                                                          2007      1.446          1.617            7,795
                                                          2006      1.234          1.446            8,568
                                                          2005      1.111          1.234            4,830
                                                          2004      1.000          1.111               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2010      1.064          1.229           25,751
                                                          2009      0.784          1.064           27,013
                                                          2008      1.438          0.784           28,797
                                                          2007      1.315          1.438           25,548
                                                          2006      1.226          1.315           30,391
                                                          2005      1.084          1.226           17,061
                                                          2004      1.000          1.084               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2010      0.970          1.052           24,000
                                                          2009      0.759          0.970           27,355
                                                          2008      1.255          0.759           35,702
                                                          2007      1.228          1.255           34,425
                                                          2006      1.095          1.228           37,277
                                                          2005      1.063          1.095           30,911
                                                          2004      1.000          1.063               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)......................  2006      1.343          1.324               --
                                                          2005      1.167          1.343               --
                                                          2004      1.000          1.167               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (3/02)..  2006      1.341          1.731               --
                                                          2005      1.285          1.341               --
                                                          2004      1.000          1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.196          1.296               --
                                                          2005      1.115          1.196            4,422
                                                          2004      1.000          1.115               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.197          1.330               --
                                                          2005      1.117          1.197           28,051
                                                          2004      1.000          1.117               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class)
  (11/99)...............................................  2010      1.152          1.313            7,033
                                                          2009      0.872          1.152            6,873
                                                          2008      1.562          0.872            6,640
                                                          2007      1.366          1.562            5,189
                                                          2006      1.257          1.366            5,742
                                                          2005      1.105          1.257               --
                                                          2004      1.000          1.105               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02)................................................  2010      1.382          1.729            9,166
                                                          2009      1.016          1.382           10,174
                                                          2008      1.728          1.016           11,000
                                                          2007      1.540          1.728            9,421
                                                          2006      1.407          1.540           10,348
                                                          2005      1.225          1.407            2,809
                                                          2004      1.000          1.225               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class 2)
  (5/05)................................................  2010      1.078          1.182            7,585
                                                          2009      0.817          1.078            7,339
                                                          2008      1.193          0.817            7,413
                                                          2007      1.181          1.193            6,787
                                                          2006      1.026          1.181            6,694
                                                          2005      1.000          1.026               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2010      0.990          1.229               --
                                                          2009      0.708          0.990               --
                                                          2008      1.265          0.708               --
                                                          2007      1.169          1.265               --
                                                          2006      1.105          1.169               --
                                                          2005      1.083          1.105               --
                                                          2004      1.000          1.083               --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.182          1.362               --
                                                          2005      1.098          1.182            2,646
                                                          2004      1.000          1.098               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.441          2.213               --
                                                          2007      1.948          2.441            2,475
                                                          2006      1.562          1.948            4,444
                                                          2005      1.259          1.562            3,011
                                                          2004      1.000          1.259               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.272          1.343            7,480
                                                          2009      0.954          1.272            7,318
                                                          2008      1.644          0.954            8,325
                                                          2007      1.463          1.644            7,824
                                                          2006      1.237          1.463            8,544
                                                          2005      1.154          1.237            4,762
                                                          2004      1.000          1.154               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.184          1.404               --
                                                          2005      1.117          1.184               --
                                                          2004      1.000          1.117               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2010      1.235          1.508               --
                                                          2009      0.878          1.235               --
                                                          2008      1.607          0.878               --
                                                          2007      1.356          1.607               --
                                                          2006      1.230          1.356               --
                                                          2005      1.128          1.230               --
                                                          2004      1.000          1.128               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.138          1.265               --
                                                          2005      1.124          1.138               --
                                                          2004      1.000          1.124               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01)................................................  2007      1.107          1.175               --
                                                          2006      1.060          1.107               --
                                                          2005      1.024          1.060               --
                                                          2004      1.000          1.024               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (10/02)...............................................  2010      0.849          0.896               --
                                                          2009      0.722          0.849               --
                                                          2008      1.264          0.722               --
                                                          2007      1.238          1.264               --
                                                          2006      1.104          1.238               --
                                                          2005      1.065          1.104               --
                                                          2004      1.000          1.065               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99)..........................  2010      0.919          1.118           59,464
                                                          2009      0.702          0.919           59,464
                                                          2008      1.210          0.702           64,934
                                                          2007      1.225          1.210           64,934
                                                          2006      1.156          1.225           64,934
                                                          2005      1.064          1.156           71,280
                                                          2004      1.000          1.064               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99).....................................  2010      1.032          1.132           15,414
                                                          2009      0.869          1.032           19,351
                                                          2008      1.262          0.869           31,215
                                                          2007      1.196          1.262           31,236
                                                          2006      1.071          1.196           31,256
                                                          2005      1.055          1.071           31,278
                                                          2004      1.000          1.055               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.796          0.777               --
                                                          2008      1.159          0.796               --
                                                          2007      1.163          1.159               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)...............................................  2010      0.895          0.982           41,559
                                                          2009      0.656          0.895           41,596
                                                          2008      1.164          0.656           41,632
                                                          2007      1.175          1.164           41,632
                                                          2006      1.062          1.175           41,632
                                                          2005      1.037          1.062           41,632
                                                          2004      1.000          1.037               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01).....................................  2010      0.968          1.054               --
                                                          2009      0.814          0.968               --
                                                          2008      1.172          0.814               --
                                                          2007      1.131          1.172               --
                                                          2006      0.985          1.131               --
                                                          2005      1.014          0.985               --
                                                          2004      1.000          1.014               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02).........................  2010      0.870          0.950          290,885
                                                          2009      0.729          0.870          294,707
                                                          2008      1.152          0.729          298,666
                                                          2007      1.123          1.152          130,657
                                                          2006      1.044          1.123          130,572
                                                          2005      1.029          1.044          191,764
                                                          2004      1.000          1.029               --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (12/99)..........................  2010      0.938          1.065               --
                                                          2009      0.745          0.938               --
                                                          2008      1.207          0.745            5,857
                                                          2007      1.224          1.207            5,857
                                                          2006      1.077          1.224            5,857
                                                          2005      1.056          1.077            5,857
                                                          2004      1.000          1.056               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      0.893          0.955               --
                                                          2009      0.645          0.893               --
                                                          2008      1.056          0.645               --
                                                          2007      1.031          1.056               --
                                                          2006      1.012          1.031               --
                                                          2005      0.988          1.012               --
                                                          2004      1.000          0.988               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2010      0.988          1.052               --
                                                          2009      0.815          0.988               --
                                                          2008      1.301          0.815               --
                                                          2007      1.286          1.301               --
                                                          2006      1.117          1.286               --
                                                          2005      1.077          1.117               --
                                                          2004      1.000          1.077               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99).....................................  2010      1.119          1.335            6,687
                                                          2009      0.846          1.119            8,644
                                                          2008      1.342          0.846            8,655
                                                          2007      1.287          1.342            8,666
                                                          2006      1.152          1.287            8,675
                                                          2005      1.092          1.152            8,686
                                                          2004      1.000          1.092               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2010      1.120          1.365               --
                                                          2009      0.806          1.120               --
                                                          2008      1.397          0.806               --
                                                          2007      1.304          1.397               --
                                                          2006      1.188          1.304               --
                                                          2005      1.164          1.188               --
                                                          2004      1.000          1.164               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.754          0.732               --
                                                          2008      1.240          0.754               --
                                                          2007      1.214          1.240               --
                                                          2006      1.084          1.214               --
                                                          2005      1.068          1.084               --
                                                          2004      1.000          1.068               --

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (10/02).....................................  2007      1.136          1.146               --
                                                          2006      1.039          1.136               --
                                                          2005      1.031          1.039               --
                                                          2004      1.000          1.031               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2010      0.870          0.924            6,294
                                                          2009      0.761          0.870            6,300
                                                          2008      0.992          0.761            6,306
                                                          2007      1.006          0.992            6,312
                                                          2006      0.992          1.006            6,317
                                                          2005      0.996          0.992            6,323
                                                          2004      1.000          0.996               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99).............................  2010      1.060          1.151               --
                                                          2009      0.913          1.060               --
                                                          2008      1.086          0.913               --
                                                          2007      1.094          1.086               --
                                                          2006      1.066          1.094               --
                                                          2005      1.068          1.066               --
                                                          2004      1.000          1.068               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income Subaccount
  (11/99)...............................................  2010      1.210          1.373            6,411
                                                          2009      0.777          1.210            6,538
                                                          2008      1.140          0.777            7,684
                                                          2007      1.168          1.140            7,104
                                                          2006      1.081          1.168            6,766
                                                          2005      1.083          1.081               --
                                                          2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market Subaccount
  (11/99)...............................................  2010      1.005          0.997               --
                                                          2009      1.031          1.005           16,744
                                                          2008      1.032          1.031           23,097
                                                          2007      1.011          1.032           23,116
                                                          2006      0.992          1.011           23,134
                                                          2005      0.992          0.992           23,155
                                                          2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.309          1.392               --
                                                          2006      1.192          1.309               --
                                                          2005      1.167          1.192               --
                                                          2004      1.000          1.167               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.229          1.284               --
                                                          2006      1.069          1.229               --
                                                          2005      1.055          1.069               --
                                                          2004      1.000          1.055               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.259          1.304               --
                                                          2006      1.103          1.259               --
                                                          2005      1.098          1.103               --
                                                          2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.333          1.464               --
                                                          2006      1.220          1.333           18,745
                                                          2005      1.158          1.220           14,438
                                                          2004      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.361          1.422               --
                                                          2006      1.295          1.361               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2010      0.998          1.094               --
                                                          2009      0.860          0.998               --
                                                          2008      1.410          0.860               --
                                                          2007      1.410          1.410               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2010      0.751          0.850               --
                                                          2009      0.571          0.751               --
                                                          2008      1.004          0.571               --
                                                          2007      1.211          1.004               --
                                                          2006      1.003          1.211               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2010      1.176          1.368               --
                                                          2009      0.936          1.176               --
                                                          2008      1.286          0.936               --
                                                          2007      1.334          1.286               --
                                                          2006      1.261          1.334               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2010      1.285          1.459            6,325
                                                          2009      0.849          1.285            6,138
                                                          2008      1.472          0.849            7,043
                                                          2007      1.525          1.472            5,318
                                                          2006      1.395          1.525            5,306

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2010      1.059          1.304               --
                                                          2009      0.811          1.059               --
                                                          2008      1.357          0.811               --
                                                          2007      1.252          1.357               --
                                                          2006      1.271          1.252               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2010      1.350          1.441               --
                                                          2009      0.968          1.350               --
                                                          2008      1.711          0.968               --
                                                          2007      1.347          1.711               --
                                                          2006      1.324          1.347               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2010      0.865          1.035               --
                                                          2009      0.650          0.865               --
                                                          2008      1.037          0.650               --
                                                          2008      1.083          1.037               --
                                                          2007      1.231          1.083               --

  MIST Lord Abbett Growth and Income Subaccount (Class
  B) (4/06) *...........................................  2010      0.770          0.877               --
                                                          2009      0.668          0.770               --
                                                          2008      1.078          0.668               --
                                                          2007      1.068          1.078               --
                                                          2006      1.001          1.068            3,325

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2010      0.765          0.934           34,524
                                                          2009      0.621          0.765           36,589
                                                          2008      1.042          0.621           35,735
                                                          2007      1.064          1.042           29,704
                                                          2006      1.002          1.064            7,446

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.705          0.667               --
                                                          2008      1.263          0.705           61,850
                                                          2007      1.159          1.263           61,850
                                                          2006      1.182          1.159           61,850

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2010      0.899          0.934               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2010      1.657          1.994            2,592
                                                          2009      1.008          1.657            2,876
                                                          2008      2.216          1.008            3,878

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.262          1.369               --
                                                          2009      0.986          1.262               --
                                                          2008      1.757          0.986               --
                                                          2007      1.685          1.757               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2010      1.166          1.226           14,262
                                                          2009      1.012          1.166           15,119
                                                          2008      1.113          1.012           15,013
                                                          2007      1.059          1.113           21,118

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2010      1.295          1.364           17,706
                                                          2009      1.171          1.295           18,698

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2010      1.023          1.158               --
                                                          2009      0.849          1.023               --
                                                          2008      1.298          0.849               --
                                                          2007      1.270          1.298               --
                                                          2006      1.190          1.270               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.132          1.245               --
                                                          2006      1.083          1.132               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2010      1.344          1.467           13,235
                                                          2009      1.037          1.344           13,211
                                                          2008      1.194          1.037           13,587
                                                          2007      1.150          1.194           16,785
                                                          2006      1.119          1.150           16,724

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2010      0.810          0.946           48,452
                                                          2009      0.658          0.810           51,555
                                                          2008      0.964          0.658           62,758
                                                          2007      1.021          0.964           63,879
                                                          2006      1.003          1.021           53,969

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2010      0.987          1.107            4,716
                                                          2009      0.680          0.987            4,722
                                                          2008      1.287          0.680            4,728
                                                          2007      1.098          1.287            4,733
                                                          2006      1.133          1.098            5,891

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2010      1.063          1.119          138,351
                                                          2009      0.999          1.063          140,325
                                                          2008      1.064          0.999          149,544
                                                          2007      1.030          1.064          149,557
                                                          2006      1.000          1.030          149,570

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2010      0.830          0.968           63,889
                                                          2009      0.664          0.830           63,889

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2010      0.996          0.979           10,665

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/06) *..............................................  2009      0.648          0.638               --
                                                          2008      1.114          0.648               --
                                                          2007      1.146          1.114               --
                                                          2006      1.123          1.146               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.622          0.646               --
                                                          2008      1.157          0.622               --
                                                          2007      1.144          1.157               --
                                                          2006      1.137          1.144               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2010      0.850          0.947               --
                                                          2009      0.717          0.850               --
                                                          2008      1.208          0.717               --
                                                          2007      1.193          1.208               --
                                                          2006      1.171          1.193               --

  MSF Jennison Growth Subaccount (Class A) (4/08).......  2010      1.082          1.176               --
                                                          2009      0.794          1.082               --
                                                          2008      1.206          0.794               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.785          0.884               --
                                                          2009      0.613          0.785               --
                                                          2008      1.058          0.613               --
                                                          2007      1.052          1.058               --
                                                          2006      1.002          1.052               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2010      1.040          1.114           20,621
                                                          2009      0.886          1.040           28,232
                                                          2008      1.063          0.886           38,764
                                                          2007      1.035          1.063               --
                                                          2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.976          1.059               --
                                                          2009      0.811          0.976               --
                                                          2008      1.062          0.811               --
                                                          2007      1.042          1.062               --
                                                          2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2010      0.909          1.002               --
                                                          2009      0.738          0.909               --
                                                          2008      1.063          0.738               --
                                                          2007      1.047          1.063           47,279
                                                          2006      1.002          1.047           94,815

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2010      0.843          0.942               --
                                                          2009      0.671          0.843               --
                                                          2008      1.063          0.671               --
                                                          2007      1.052          1.063               --
                                                          2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2010      0.924          1.030               --
                                                          2009      0.756          0.924               --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2010      1.057          1.130          145,965
                                                          2009      0.917          1.057          145,325
                                                          2008      1.213          0.917          144,407
                                                          2007      1.196          1.213          144,976
                                                          2006      1.127          1.196          144,761

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2010      1.113          1.207           38,457
                                                          2009      0.947          1.113           38,785
                                                          2008      1.441          0.947           37,264
                                                          2007      1.376          1.441           39,100
                                                          2006      1.254          1.376           40,201

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)................................................  2010      0.850          0.959            5,938
                                                          2009      0.624          0.850            5,962
                                                          2008      1.079          0.624            6,701
                                                          2007      1.043          1.079            5,230
                                                          2006      0.996          1.043            5,495

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2010      0.886          1.006               --
                                                          2009      0.636          0.886               --
                                                          2008      1.127          0.636               --
                                                          2007      1.061          1.127               --
                                                          2006      0.998          1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.038          1.055               --
                                                          2006      1.059          1.038           20,676
                                                          2005      1.065          1.059           12,485
                                                          2004      1.000          1.065               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.134          1.168               --
                                                          2008      1.112          1.134           19,123
                                                          2007      1.051          1.112           28,552
                                                          2006      1.039          1.051           29,986
                                                          2005      1.042          1.039           25,063
                                                          2004      1.000          1.042               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.571          1.695               --
                                                          2006      1.264          1.571               --
                                                          2005      1.157          1.264               --
                                                          2004      1.000          1.157               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.417          1.507               --
                                                          2006      1.241          1.417            5,626
                                                          2005      1.191          1.241               --
                                                          2004      1.000          1.191               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.114          1.182               --
                                                          2005      1.053          1.114           68,471
                                                          2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.119          1.171               --
                                                          2005      1.100          1.119               --
                                                          2004      1.000          1.100               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99)................  2006      1.107          1.137               --
                                                          2005      1.046          1.107               --
                                                          2004      1.000          1.046               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05).....................................  2006      1.102          1.168               --
                                                          2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.014          1.014               --
                                                          2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05).....................................  2006      1.048          1.081               --
                                                          2005      1.000          1.048          117,297

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.080          1.123               --
                                                          2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)........................  2006      1.025          1.041               --
                                                          2005      1.000          1.025               --

  Travelers Managed Income Subaccount (11/99)...........  2006      1.013          1.000               --
                                                          2005      1.027          1.013          163,216
                                                          2004      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.224          1.295               --
                                                          2005      1.122          1.224               --
                                                          2004      1.000          1.122               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02).....  2006      1.075          1.133               --
                                                          2005      1.071          1.075            5,899
                                                          2004      1.000          1.071               --

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.096          1.127               --
                                                          2005      1.094          1.096          157,897
                                                          2004      1.000          1.094               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.165          1.254               --
                                                          2005      1.124          1.165           22,336
                                                          2004      1.000          1.124               --

  Travelers Mondrian International Stock Subaccount
  (3/02)................................................  2006      1.218          1.395               --
                                                          2005      1.143          1.218               --
                                                          2004      1.000          1.143               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.126          1.190               --
                                                          2005      1.091          1.126               --
                                                          2004      1.000          1.091               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05).....  2006      1.033          1.083               --
                                                          2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount (5/04)..  2006      1.112          1.119               --
                                                          2005      1.102          1.112           16,285
                                                          2004      1.000          1.102               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.088          1.131               --
                                                          2005      1.096          1.088               --
                                                          2004      1.000          1.096               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.108          1.271               --
                                                          2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.261               --
                                                          2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount (11/99)....  2006      1.086          1.123               --
                                                          2005      1.034          1.086               --
                                                          2004      1.000          1.034               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                        MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio            T. Rowe Price Large Cap Value Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Fund was merged with and into the new Underlying Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Dividend           Legg Mason ClearBridge Variable Equity
     Strategy Portfolio                                Income Builder Portfolio
METROPOLITAN SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation Portfolio            MetLife Aggressive Strategy Portfolio


UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Fund was substituted for the former Underlying
Fund.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Capital            Davis Venture Value Portfolio
     Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable                  Western Asset Management Strategic Bond
     Diversified Strategic Income Portfolio            Opportunities Portfolio


UNDERLYING FUND LIQUIDATION

            FORMER UNDERLYING FUND
----------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

              PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Flex Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST -- CLASS 2
  Franklin Rising Dividends Securities Fund        Pioneer Fund Portfolio -- Class B
  Franklin Small-Mid Cap Growth Securities         Pioneer Strategic Income Portfolio -- Class
     Fund                                             E
  Templeton Foreign Securities Fund              METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class E
     Growth Portfolio -- Class II                  BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity           MFS(R) Total Return Portfolio -- Class B
     Income Builder Portfolio -- Class II          Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap Value Portfolio -- Class I          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
MET INVESTORS SERIES TRUST                         Pioneer Cullen Value VCT Portfolio
  BlackRock High Yield Portfolio -- Class B        Pioneer Emerging Markets VCT Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Equity Income VCT Portfolio
  MFS(R) Research International                    Pioneer Ibbotson Growth Allocation VCT
     Portfolio -- Class B                             Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Ibbotson Moderate Allocation VCT
     Portfolio -- Class B                             Portfolio
  PIMCO Total Return Portfolio -- Class B          Pioneer Mid Cap Value VCT Portfolio
                                                   Pioneer Real Estate Shares VCT Portfolio


Certain Variable Funding Options have been subject to a substitution. Please see Appendix B "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                                         STANDARD      ENHANCED DEATH
                                                                      DEATH BENEFIT        BENEFIT
                                                                      -------------    --------------
Mortality and Expense Risk Charge*................................        1.70%             1.90%
Administrative Expense Charge.....................................        0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED........................................................        1.85%             2.05%
Optional E.S.P. Charge............................................        0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...        2.05%             2.25%
Optional GMAB Charge..............................................        0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.....        2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED(5).....................................................        2.55%             2.75%
Optional GMWB I Charge (maximum upon reset).......................        1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset)......................        1.00%(6)          1.00%(6)
Optional GMWB III Charge..........................................        0.25%             0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon
  reset)..........................................................        1.50%(6)          1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon
  reset)..........................................................        1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..        2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED........................................................        2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE
  LIFE OPTION) ONLY SELECTED......................................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT
  LIFE OPTION) ONLY SELECTED......................................        3.35%             3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED........................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED........................................................        3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED........................................................        2.30%             2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (SINGLE LIFE OPTION) SELECTED..............................        3.55%             3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR
  LIFE (JOINT LIFE OPTION) SELECTED...............................        3.55%             3.75%


---------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B and an amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the Subaccount investing in Pioneer Fund Portfolio -- Class B.
(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:

            GMWB RIDER                CURRENT CHARGE
----------------------------------    --------------
              GMWB I                       0.40%
              GMWB II                      0.50%
GMWB for Life (Single Life Option)         0.65%
 GMWB for Life (Joint Life Option)         0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.70%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............     0.62%        0.25%       0.03%          0.01%           0.91%         0.01%         0.90%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.51%        0.25%       0.29%          0.01%           1.06%         0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.......     0.75%        0.25%       0.06%            --            1.06%           --          1.06%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class II.......     0.75%        0.25%       0.13%            --            1.13%           --          1.13%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class B........     0.60%        0.25%       0.05%            --            0.90%           --          0.90%
  Lazard Mid Cap Portfolio
     -- Class B..................     0.69%        0.25%       0.04%            --            0.98%           --          0.98%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(2)
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........     0.60%        0.25%       0.06%            --            0.91%           --          0.91%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     B...........................     0.64%        0.25%       0.05%            --            0.94%         0.02%         0.92%(3)
  Pioneer Strategic Income
     Portfolio -- Class E........     0.59%        0.15%       0.08%            --            0.82%           --          0.82%
METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     E...........................     0.73%        0.15%       0.04%            --            0.92%         0.02%         0.90%(4)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(5)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) Total Return
     Portfolio -- Class B........     0.54%        0.25%       0.04%            --            0.83%           --          0.83%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Cullen Value VCT
     Portfolio...................     0.70%        0.25%       0.14%            --            1.09%         0.09%         1.00%(6)
  Pioneer Emerging Markets VCT
     Portfolio...................     1.15%        0.25%       0.30%            --            1.70%           --          1.70%
  Pioneer Equity Income VCT
     Portfolio...................     0.65%        0.25%       0.11%            --            1.01%           --          1.01%
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....     0.17%        0.25%       0.07%          0.82%           1.31%         0.01%         1.30%(7)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....     0.17%        0.25%       0.09%          0.78%           1.29%         0.03%         1.26%(7)
  Pioneer Mid Cap Value VCT
     Portfolio...................     0.65%        0.25%       0.09%            --            0.99%           --          0.99%
  Pioneer Real Estate Shares VCT
     Portfolio...................     0.80%        0.25%       0.22%            --            1.27%           --          1.27%


---------
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(6) The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses to 1.00% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.
(7) The Portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce expenses (other than acquired fund fees and expenses) to 0.48% of the average daily net assets attributable to Class II shares. This expense limitation is in effect through May 1, 2012. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends           Seeks long-term capital              Franklin Advisory Services, LLC
  Securities Fund                   appreciation, with preservation
                                    of capital as an important
                                    consideration.
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class II                                                  Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio -- Class II             appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class B              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Capital Appreciation    Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class B   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class E              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market Portfolio    Seeks a high level of current        MetLife Advisers, LLC
  -- Class A                        income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class B              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Cullen Value VCT            Seeks capital appreciation, with     Pioneer Investment Management,
  Portfolio                         current income as a secondary        Inc.
                                    objective.                           Subadviser: Cullen Capital
                                                                         Management LLC
Pioneer Emerging Markets VCT        Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital.                             Inc.
Pioneer Equity Income VCT           Seeks current income and long-       Pioneer Investment Management,
  Portfolio                         term growth of capital from a        Inc.
                                    portfolio consisting primarily of
                                    income-producing equity
                                    securities of U.S. corporations.
Pioneer Ibbotson Growth             Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc. Subadviser: Ibbotson
                                                                         Associates Advisors, LLC
Pioneer Ibbotson Moderate           Seeks long-term capital growth       Pioneer Investment Management,
  Allocation VCT Portfolio          and current income.                  Inc. Subadviser: Ibbotson
                                                                         Associates Advisors, LLC
Pioneer Mid Cap Value VCT           Seeks capital appreciation by        Pioneer Investment Management,
  Portfolio                         investing in a diversified           Inc.
                                    portfolio of securities
                                    consisting primarily of common
                                    stocks.
Pioneer Real Estate Shares VCT      Seeks long-term growth of            Pioneer Investment Management,
  Portfolio                         capital. Current income is the       Inc. Subadviser: AEW Capital
                                    portfolio's secondary investment     Management, L.P.
                                    objective.



                             CHARGES AND DEDUCTIONS

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The following paragraph replaces the first paragraph in the "Withdrawal Charge" section:

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. Furthermore, a withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

The following information is added as the last bullet in the "Withdrawal Charge" section.

     - on required minimum distributions from, or excess contributions to, qualified contracts (this exception only applies to amounts that are required to be distributed from this contract).

                                  DEATH BENEFIT

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The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of spousal contract continuance or beneficiary contract continuance.

                                    TRANSFERS

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MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

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SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (for 401(a) and 403(b) after separation from service), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2011, and it may be indexed for inflation in years after 2010. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $49,000 or 100% of pay for each participant in 2011.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a nonqualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 1.85%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (11/03)...............................................  2007      1.195          1.273                --
                                                          2006      1.148          1.195           409,656
                                                          2005      1.077          1.148           388,544
                                                          2004      1.032          1.077           231,863
                                                          2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)...............................................  2008      1.432          1.413                --
                                                          2007      1.335          1.432            82,857
                                                          2006      1.225          1.335            98,969
                                                          2005      1.163          1.225            84,071
                                                          2004      1.043          1.163            66,519
                                                          2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (11/03).....................................  2010      1.035          1.225           389,815
                                                          2009      0.898          1.035           494,886
                                                          2008      1.255          0.898           616,666
                                                          2007      1.314          1.255           709,375
                                                          2006      1.143          1.314           735,985
                                                          2005      1.125          1.143           713,991
                                                          2004      1.033          1.125           330,019
                                                          2003      1.000          1.033                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2010      1.208          1.514           609,814
                                                          2009      0.857          1.208           755,412
                                                          2008      1.519          0.857           955,266
                                                          2007      1.391          1.519         1,256,157
                                                          2006      1.303          1.391         1,357,708
                                                          2005      1.267          1.303         1,511,860
                                                          2004      1.158          1.267         1,612,869
                                                          2003      1.000          1.158         1,155,163

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      1.576          1.677         1,655,204
                                                          2009      1.171          1.576         2,113,721
                                                          2008      2.001          1.171         2,480,408
                                                          2007      1.766          2.001         3,105,587
                                                          2006      1.481          1.766         3,387,056
                                                          2005      1.369          1.481         3,582,390
                                                          2004      1.177          1.369         2,636,109
                                                          2003      1.000          1.177         1,547,572

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2010      1.000          1.224           247,040
                                                          2009      0.759          1.000           318,983
                                                          2008      1.301          0.759           357,554
                                                          2007      1.353          1.301           456,260

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2010      1.129          1.243         4,535,919
                                                          2009      0.938          1.129         5,133,313
                                                          2008      1.469          0.938         6,701,002
                                                          2007      1.467          1.469         8,745,660

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      1.214          1.390         2,803,202
                                                          2009      0.956          1.214         3,421,700
                                                          2008      1.536          0.956         4,209,432
                                                          2007      1.606          1.536         6,335,447

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)...........  2007      1.235          1.293                --
                                                          2006      1.067          1.235             1,635
                                                          2005      1.000          1.067               587

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (11/03).....  2007      1.232          1.266                --
                                                          2006      1.118          1.232           225,591
                                                          2005      1.106          1.118           149,353
                                                          2004      1.038          1.106            69,461
                                                          2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)...............................................  2007      1.320          1.365                --
                                                          2006      1.215          1.320           484,033
                                                          2005      1.128          1.215           432,115
                                                          2004      1.057          1.128           268,754
                                                          2003      1.000          1.057                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2010      1.269          1.338           312,075

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.900          1.085           118,496
                                                          2009      0.670          0.900            80,073
                                                          2008      1.063          0.670            98,949

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.737          0.699                --
                                                          2008      1.310          0.737           361,567
                                                          2007      1.257          1.310           398,936

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      1.507          1.648           330,280
                                                          2009      1.167          1.507           310,313
                                                          2008      2.062          1.167           359,515
                                                          2007      1.967          2.062           561,962

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)......................................  2010      0.845          0.908           337,467
                                                          2009      0.599          0.845           578,081
                                                          2008      1.129          0.599           627,761
                                                          2007      1.006          1.129           650,842
                                                          2006      1.000          1.006           693,208

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      1.356          1.491           691,724
                                                          2009      1.111          1.356           456,879

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2010      0.902          1.059           320,454
                                                          2009      0.719          0.902           331,392

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2010      1.043          1.024         1,214,239
                                                          2009      1.058          1.043         1,727,401
                                                          2008      1.047          1.058         1,346,251
                                                          2007      1.016          1.047           920,417
                                                          2006      0.995          1.016           814,212

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2010      0.865          0.933           225,570
                                                          2009      0.745          0.865           205,977
                                                          2008      0.978          0.745           213,322
                                                          2007      0.996          0.978            28,248

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2010      0.877          0.999           512,525
                                                          2009      0.639          0.877           685,240
                                                          2008      1.096          0.639           852,084
                                                          2007      1.050          1.096           983,194
                                                          2006      0.996          1.050         1,005,027

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      0.987          0.995                --
                                                          2005      0.977          0.987           848,137
                                                          2004      0.986          0.977         1,483,340
                                                          2003      0.996          0.986         1,002,392
                                                          2002      1.000          0.996         1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)..............................  2006      1.134          1.184                --
                                                          2005      1.101          1.134           490,350
                                                          2004      1.052          1.101           345,372
                                                          2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (11/03).......................................  2006      1.412          1.536                --
                                                          2005      1.261          1.412           580,710
                                                          2004      1.080          1.261           289,872
                                                          2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)...............................................  2007      1.026          1.062                --
                                                          2006      1.013          1.026           716,446
                                                          2005      1.014          1.013           581,308
                                                          2004      1.002          1.014           443,805
                                                          2003      1.000          1.002                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)................................................  2006      0.993          1.114                --
                                                          2005      0.999          0.993               462
                                                          2004      1.000          0.999                --

  Pioneer Balanced VCT Subaccount (Class II) (11/03)....  2006      1.080          1.146                --
                                                          2005      1.061          1.080           245,843
                                                          2004      1.033          1.061           135,804
                                                          2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2010      1.222          1.307           453,305
                                                          2009      1.062          1.222           533,107
                                                          2008      1.091          1.062           590,465
                                                          2007      1.079          1.091           705,519

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2010      0.993          1.065           245,778
                                                          2009      0.874          0.993           201,443
                                                          2008      1.320          0.874           213,573
                                                          2007      1.264          1.320           253,373
                                                          2006      1.099          1.264           227,914
                                                          2005      1.000          1.099            95,526

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)...............................................  2010      2.303          2.614            44,300
                                                          2009      1.348          2.303            40,957
                                                          2008      3.294          1.348            59,359
                                                          2007      2.356          3.294            76,347
                                                          2006      1.771          2.356            68,928
                                                          2005      1.311          1.771            35,224
                                                          2004      1.125          1.311             7,428
                                                          2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)...............................................  2010      1.133          1.326           463,924
                                                          2009      1.014          1.133           545,903
                                                          2008      1.485          1.014           616,023
                                                          2007      1.505          1.485           656,105
                                                          2006      1.255          1.505           573,418
                                                          2005      1.212          1.255           569,191
                                                          2004      1.064          1.212           259,754
                                                          2003      1.000          1.064                --

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (8/05)................................................  2007      1.170          1.285                --
                                                          2006      0.999          1.170            23,906
                                                          2005      1.000          0.999             1,630

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)......  2006      1.344          1.703                --
                                                          2005      1.270          1.344            34,455
                                                          2004      1.094          1.270            21,535
                                                          2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03)........  2010      1.107          1.258           107,797
                                                          2009      0.903          1.107           127,983
                                                          2008      1.401          0.903           128,924
                                                          2007      1.362          1.401           230,700
                                                          2006      1.193          1.362           158,650
                                                          2005      1.147          1.193           102,950
                                                          2004      1.053          1.147            94,451
                                                          2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05)................................................  2009      0.743          0.740                --
                                                          2008      1.152          0.743           343,283
                                                          2007      1.149          1.152           377,085
                                                          2006      1.045          1.149           267,487
                                                          2005      1.000          1.045           237,990

  Pioneer High Yield VCT Subaccount (Class II) (11/03)..  2010      1.183          1.267                --
                                                          2009      0.753          1.183           570,105
                                                          2008      1.192          0.753           672,769
                                                          2007      1.150          1.192           854,297
                                                          2006      1.082          1.150         1,048,985
                                                          2005      1.084          1.082         1,035,469
                                                          2004      1.025          1.084           665,796
                                                          2003      1.000          1.025                --

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (5/05).....................................  2009      0.744          0.712                --
                                                          2008      1.260          0.744           285,929
                                                          2007      1.220          1.260           285,956
                                                          2006      1.086          1.220           271,527
                                                          2005      1.000          1.086            16,812

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05).....................................  2010      1.020          1.149           606,451
                                                          2009      0.783          1.020           748,600
                                                          2008      1.229          0.783           662,028
                                                          2007      1.184          1.229           713,460
                                                          2006      1.070          1.184           161,306
                                                          2005      1.000          1.070                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05).....................................  2010      1.031          1.153           741,437
                                                          2009      0.799          1.031         1,119,095
                                                          2008      1.182          0.799         1,017,757
                                                          2007      1.139          1.182         1,319,969
                                                          2006      1.049          1.139           768,565
                                                          2005      1.000          1.049            50,495

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.615          0.647                --
                                                          2008      1.229          0.615            21,797
                                                          2007      1.166          1.229            47,536
                                                          2006      1.089          1.166            63,647
                                                          2005      1.075          1.089            26,122
                                                          2004      1.030          1.075            26,797
                                                          2003      1.000          1.030                --

  Pioneer International Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      1.035          0.945                --
                                                          2008      1.922          1.035           174,330
                                                          2007      1.729          1.922           220,734
                                                          2006      1.437          1.729           226,364
                                                          2005      1.270          1.437           148,345
                                                          2004      1.093          1.270           121,874
                                                          2003      1.000          1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2010      1.210          1.401           324,715
                                                          2009      0.984          1.210           489,571
                                                          2008      1.514          0.984           532,724
                                                          2007      1.464          1.514           639,949
                                                          2006      1.328          1.464           588,966
                                                          2005      1.257          1.328           487,513
                                                          2004      1.051          1.257           214,143
                                                          2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04).....................................  2009      0.752          0.774                --
                                                          2008      1.243          0.752           249,449
                                                          2007      1.171          1.243           293,762
                                                          2006      1.161          1.171           314,252
                                                          2005      1.093          1.161           280,080
                                                          2004      1.000          1.093            28,345

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (11/03)...............................................  2010      1.301          1.642           102,303
                                                          2009      1.008          1.301           134,849
                                                          2008      1.665          1.008           137,953
                                                          2007      2.097          1.665           160,500
                                                          2006      1.565          2.097           191,973
                                                          2005      1.388          1.565           160,395
                                                          2004      1.044          1.388            76,272
                                                          2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (3/04)............................................  2007      1.164          1.373                --
                                                          2006      1.100          1.164           102,484
                                                          2005      1.071          1.100            58,913
                                                          2004      1.000          1.071            11,558

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.846          0.806                --
                                                          2008      1.392          0.846           104,369
                                                          2007      1.528          1.392           172,401
                                                          2006      1.363          1.528           155,547
                                                          2005      1.250          1.363           165,261
                                                          2004      1.062          1.250            13,257
                                                          2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)...............................................  2006      1.152          1.222                --
                                                          2005      1.154          1.152            39,302
                                                          2004      1.038          1.154            14,378
                                                          2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)...............................................  2009      1.047          1.107                --
                                                          2008      1.208          1.047           543,569
                                                          2007      1.159          1.208           858,207
                                                          2006      1.112          1.159         1,022,593
                                                          2005      1.105          1.112           888,249
                                                          2004      1.024          1.105           300,348
                                                          2003      1.000          1.024                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03).......  2007      1.347          1.346                --
                                                          2006      1.193          1.347           127,004
                                                          2005      1.161          1.193           127,419
                                                          2004      1.062          1.161           112,280
                                                          2003      1.000          1.062                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 3.05%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series II)
  (11/03)...............................................  2007      0.984          1.044             --
                                                          2006      1.000          0.984             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)...............................................  2008      1.096          1.078             --
                                                          2007      1.034          1.096             --
                                                          2006      1.000          1.034             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities Subaccount
  (Class 2) (11/03).....................................  2010      0.839          0.982             --
                                                          2009      0.737          0.839             --
                                                          2008      1.043          0.737             --
                                                          2007      1.105          1.043             --
                                                          2006      1.000          1.105             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99)..........................  2010      0.831          1.029             --
                                                          2009      0.597          0.831             --
                                                          2008      1.070          0.597             --
                                                          2007      0.992          1.070             --
                                                          2006      1.000          0.992             --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2010      0.974          1.024             --
                                                          2009      0.733          0.974             --
                                                          2008      1.267          0.733             --
                                                          2007      1.132          1.267             --
                                                          2006      1.000          1.132             --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07)..........................  2010      0.747          0.903             --
                                                          2009      0.574          0.747             --
                                                          2008      0.995          0.574             --
                                                          2007      1.044          0.995             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07)..........................  2010      0.807          0.878             --
                                                          2009      0.679          0.807             --
                                                          2008      1.076          0.679             --
                                                          2007      1.082          1.076             --

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/07)...........................  2010      0.829          0.937             --
                                                          2009      0.660          0.829             --
                                                          2008      1.073          0.660             --
                                                          2007      1.132          1.073             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)...........  2007      1.100          1.148             --
                                                          2006      1.000          1.100             --

  LMPVPI Total Return Subaccount (Class II) (11/03).....  2007      1.066          1.091             --
                                                          2006      1.000          1.066             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)...............................................  2007      1.023          1.053             --
                                                          2006      1.000          1.023             --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10)................................................  2010      1.104          1.156             --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08).......  2010      0.806          0.960             --
                                                          2009      0.608          0.806             --
                                                          2008      0.971          0.608             --

  MIST Met/AIM Capital Appreciation Subaccount (Class E)
  (4/07) *..............................................  2009      0.592          0.560             --
                                                          2008      1.065          0.592             --
                                                          2007      1.031          1.065             --

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2010      0.935          1.011             --
                                                          2009      0.733          0.935             --
                                                          2008      1.311          0.733             --
                                                          2007      1.261          1.311             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)......................................  2010      0.808          0.858             --
                                                          2009      0.580          0.808             --
                                                          2008      1.106          0.580             --
                                                          2007      0.998          1.106             --
                                                          2006      1.000          0.998             --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2010      1.158          1.258             --
                                                          2009      0.956          1.158             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)......................................  2010      0.716          0.831             --
                                                          2009      0.575          0.716             --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70)................................................  2010      1.006          0.976             --
                                                          2009      1.033          1.006             --
                                                          2008      1.035          1.033             --
                                                          2007      1.016          1.035             --
                                                          2006      1.003          1.016             --

  MSF MFS(R) Total Return Subaccount (Class B) (4/07)...  2010      0.838          0.892             --
                                                          2009      0.730          0.838             --
                                                          2008      0.970          0.730             --
                                                          2007      0.996          0.970             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *..............................................  2010      0.839          0.944             --
                                                          2009      0.619          0.839             --
                                                          2008      1.074          0.619             --
                                                          2007      1.041          1.074             --
                                                          2006      0.996          1.041             --

Money Market Portfolio
  Money Market Subaccount (3/02)........................  2006      1.000          1.003             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)..............................  2006      1.000          1.004             --

  Oppenheimer Global Securities Subaccount/VA (Service
  Shares) (11/03).......................................  2006      1.000          1.033             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)...............................................  2007      1.003          1.028             --
                                                          2006      1.000          1.003             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04)................................................  2006      1.000          1.082             --

  Pioneer Balanced VCT Subaccount (Class II) (11/03)....  2006      1.000          1.029             --

  Pioneer Bond VCT Subaccount (Class II) (11/07)........  2010      1.191          1.259             --
                                                          2009      1.047          1.191             --
                                                          2008      1.089          1.047             --
                                                          2007      1.079          1.089             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05)................................................  2010      0.832          0.882             --
                                                          2009      0.742          0.832             --
                                                          2008      1.133          0.742             --
                                                          2007      1.098          1.133             --
                                                          2006      1.000          1.098             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)...............................................  2010      1.111          1.246             --
                                                          2009      0.658          1.111             --
                                                          2008      1.628          0.658             --
                                                          2007      1.179          1.628             --
                                                          2006      1.000          1.179             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)...............................................  2010      0.834          0.965             --
                                                          2009      0.755          0.834             --
                                                          2008      1.120          0.755             --
                                                          2007      1.148          1.120             --
                                                          2006      1.000          1.148             --

  Pioneer Equity Opportunity VCT Subaccount (Class II)
  (8/05)................................................  2007      1.105          1.200             --
                                                          2006      1.000          1.105             --

  Pioneer Europe VCT Subaccount (Class II) (11/03)......  2006      1.000          1.188             --

  Pioneer Fund VCT Subaccount (Class II) (11/03)........  2010      0.860          0.966             --
                                                          2009      0.710          0.860             --
                                                          2008      1.116          0.710             --
                                                          2007      1.098          1.116             --
                                                          2006      1.000          1.098             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05)................................................  2009      0.677          0.672             --
                                                          2008      1.062          0.677             --
                                                          2007      1.072          1.062             --
                                                          2006      1.000          1.072             --

  Pioneer High Yield VCT Subaccount (Class II) (11/03)..  2010      1.034          1.103             --
                                                          2009      0.666          1.034             --
                                                          2008      1.067          0.666             --
                                                          2007      1.042          1.067             --
                                                          2006      1.000          1.042             --

  Pioneer Ibbotson Aggressive Allocation VCT Subaccount
  (Class II) (5/05).....................................  2009      0.636          0.606             --
                                                          2008      1.090          0.636             --
                                                          2007      1.068          1.090             --
                                                          2006      1.000          1.068             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05).....................................  2010      0.879          0.979             --
                                                          2009      0.683          0.879             --
                                                          2008      1.085          0.683             --
                                                          2007      1.058          1.085             --
                                                          2006      1.000          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05).....................................  2010      0.914          1.010             --
                                                          2009      0.717          0.914             --
                                                          2008      1.073          0.717             --
                                                          2007      1.047          1.073             --
                                                          2006      1.000          1.047             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.542          0.568             --
                                                          2008      1.096          0.542             --
                                                          2007      1.052          1.096             --
                                                          2006      1.000          1.052             --

  Pioneer International Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.654          0.595             --
                                                          2008      1.230          0.654             --
                                                          2007      1.120          1.230             --
                                                          2006      1.000          1.120             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2010      0.847          0.969             --
                                                          2009      0.697          0.847             --
                                                          2008      1.085          0.697             --
                                                          2007      1.062          1.085             --
                                                          2006      1.000          1.062             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04).....................................  2009      0.615          0.630             --
                                                          2008      1.028          0.615             --
                                                          2007      0.981          1.028             --
                                                          2006      1.000          0.981             --

  Pioneer Real Estate Shares VCT Subaccount (Class II)
  (11/03)...............................................  2010      0.744          0.928             --
                                                          2009      0.583          0.744             --
                                                          2008      0.975          0.583             --
                                                          2007      1.243          0.975             --
                                                          2006      1.000          1.243             --

  Pioneer Small and Mid Cap Growth VCT Subaccount (Class
  II) (3/04)............................................  2007      1.002          1.170             --
                                                          2006      1.000          1.002             --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.558          0.530             --
                                                          2008      0.930          0.558             --
                                                          2007      1.034          0.930             --
                                                          2006      1.000          1.034             --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)...............................................  2006      1.000          0.985             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)...............................................  2009      0.905          0.953             --
                                                          2008      1.057          0.905             --
                                                          2007      1.027          1.057             --
                                                          2006      1.000          1.027             --

  Pioneer Value VCT Subaccount (Class II) (11/03).......  2007      1.079          1.066             --
                                                          2006      1.000          1.079             --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a substitution. The chart below identifies the former name and new name of each of these Underlying Funds.

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST                MET INVESTORS SERIES TRUST
  Pioneer Bond VCT Portfolio -- Class II          PIMCO Total Return Portfolio -- Class B
  Pioneer Fund VCT Portfolio -- Class II          Pioneer Fund Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated May 1, 2011 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-04-08-81-82-83

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                             PIONEER ANNUISTAR FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2011


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").


This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     3

FEDERAL TAX CONSIDERATIONS..............................................     4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Vintage 3............................     9

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect 3................   114

CONDENSED FINANCIAL INFORMATION -- Portfolio Architect L................   221

CONDENSED FINANCIAL INFORMATION -- Vintage L............................   451

CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Flex...............   641

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2010............................            $ 76,372,503                           $0

2009............................            $114,483,902                           $0

2008............................            $134,250,501                           $0





REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 for 2011, and may be indexed for inflation in years after 2010. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $49,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $11,500 in 2011 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2011 is $49,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $16,500 in 2011. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($16,500 in 2011).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by

Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE 3

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.518          1.742           208,968
                                                       2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.111          1.227           212,091
                                                       2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.437          1.767             8,567
                                                       2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.231          1.302                --
                                                       2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.272          1.404           316,419
                                                       2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      0.987          1.083            18,412
                                                       2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.421          1.706           153,614
                                                       2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      1.205          1.224                --
                                                       2009      0.956          1.205                --
                                                       2008      1.724          0.956                --
                                                       2007      1.655          1.724                --
                                                       2006      1.342          1.655             7,360
                                                       2005      1.226          1.342             3,856
                                                       2004      1.062          1.226             3,856
                                                       2003      0.850          1.062            12,092
                                                       2002      1.168          0.850             6,583
                                                       2001      1.000          1.168             1,076

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.219          1.332           133,803
                                                       2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.534          1.753           185,504
                                                       2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.013          1.006                --
                                                       2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.317          1.383                --
                                                       2006      1.137          1.317           160,971
                                                       2005      1.090          1.137           265,411
                                                       2004      1.005          1.090           291,380
                                                       2003      0.804          1.005           357,237
                                                       2002      1.101          0.804           435,549
                                                       2001      1.000          1.101           171,941

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.788          0.904           384,173
                                                       2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.306          1.362           205,364

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.127          1.459             8,375
                                                       2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.123          1.190           395,752
                                                       2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.006          0.992           496,781

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.037          1.135            48,586
                                                       2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933








                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.384          1.587           237,309
                                                       2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.109          1.223           208,790
                                                       2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      1.226          1.532               637
                                                       2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.519          1.868             5,504
                                                       2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070                --
                                                       2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.049          1.157           395,954
                                                       2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      1.096          1.201            18,585
                                                       2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.976          1.071           575,776
                                                       2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.322          1.587            26,531
                                                       2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      1.327          1.348                --
                                                       2009      1.054          1.327                --
                                                       2008      1.902          1.054                --
                                                       2007      1.826          1.902                --
                                                       2006      1.482          1.826                --
                                                       2005      1.354          1.482                --
                                                       2004      1.173          1.354                --
                                                       2003      1.000          1.173                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.131          1.235            35,274
                                                       2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.371          1.566           164,742
                                                       2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.026          1.019                --
                                                       2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.501          1.575                --
                                                       2006      1.296          1.501                --
                                                       2005      1.242          1.296                --
                                                       2004      1.147          1.242                --
                                                       2003      1.000          1.147                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.787          0.902           268,178
                                                       2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.073          1.119            41,531

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.151          1.488                --
                                                       2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.105          1.171           117,495
                                                       2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.019          1.005           473,136

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.233          1.348             4,137
                                                       2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --










                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.496          1.713          3,270,258
                                                       2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.101          1.213          2,333,646
                                                       2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.708          2.096            188,323
                                                       2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.089          1.151                 --
                                                       2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.147          1.264         19,437,907
                                                       2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      1.147          1.255            623,038
                                                       2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.402          1.680          1,008,027
                                                       2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      1.377          1.396             20,025
                                                       2009      1.095          1.377             20,302
                                                       2008      1.978          1.095             21,030
                                                       2007      1.903          1.978             81,086
                                                       2006      1.546          1.903            123,516
                                                       2005      1.416          1.546            173,982
                                                       2004      1.228          1.416            156,528
                                                       2003      0.986          1.228            110,964
                                                       2002      1.000          0.986                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.169          1.275          1,728,498
                                                       2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.550          1.768          2,766,254
                                                       2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.006          0.999                 --
                                                       2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.575          1.652                 --
                                                       2006      1.362          1.575            103,770
                                                       2005      1.308          1.362            232,726
                                                       2004      1.209          1.308            249,423
                                                       2003      0.969          1.209            227,476
                                                       2002      1.000          0.969                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.783          0.896          6,978,777
                                                       2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.155          1.203          4,449,073

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.252          1.618              7,048
                                                       2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.144          1.210          3,075,440
                                                       2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.999          0.984          4,094,266

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.309          1.429            278,494
                                                       2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (10/01)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --








                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.054          1.206               --
                                                       2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.098          1.209           12,572
                                                       2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.125          1.380               --
                                                       2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.823          0.869               --
                                                       2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      0.893          0.983               --
                                                       2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      0.976          1.068               --
                                                       2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.055          1.263               --
                                                       2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      0.965          0.978               --
                                                       2009      0.767          0.965               --
                                                       2008      1.388          0.767               --
                                                       2007      1.336          1.388               --
                                                       2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.005          1.095               --
                                                       2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.133          1.291               --
                                                       2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.035          1.027               --
                                                       2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.208          1.267               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.781          0.893           14,114
                                                       2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      0.872          0.908          303,869

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.977          1.261               --
                                                       2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.052          1.112               --
                                                       2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.027          1.012               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.062          1.159               --
                                                       2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (10/01)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --










                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.362          1.558         2,157,808
                                                       2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.096          1.206         2,593,052
                                                       2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.495          1.833            27,009
                                                       2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.996          1.052                --
                                                       2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.032          1.136         1,816,628
                                                       2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      1.079          1.179             9,167
                                                       2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.301          1.558           242,497
                                                       2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      1.306          1.323                --
                                                       2009      1.040          1.306                --
                                                       2008      1.881          1.040                --
                                                       2007      1.811          1.881                --
                                                       2006      1.473          1.811                --
                                                       2005      1.350          1.473                --
                                                       2004      1.172          1.350                --
                                                       2003      1.000          1.172                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.113          1.212            34,356
                                                       2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.350          1.538           837,410
                                                       2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      1.010          1.002                --
                                                       2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.488          1.560                --
                                                       2006      1.288          1.488                --
                                                       2005      1.238          1.288                --
                                                       2004      1.146          1.238                --
                                                       2003      1.000          1.146                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.780          0.891         1,990,849
                                                       2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.056          1.099         1,022,002

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.133          1.461                --
                                                       2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.088          1.149           621,993
                                                       2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.002          0.986           823,308

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.214          1.323                --
                                                       2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Managed Income Subaccount (10/01)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --










                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (10/01).................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (10/01).....................................  2010      1.475          1.685           233,101
                                                       2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.091          1.199            61,888
                                                       2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (11/01)............................................  2010      1.684          2.063            10,685
                                                       2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.074          1.134                --
                                                       2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (10/01).......................  2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/01)..................................  2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.131          1.243         1,026,387
                                                       2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (10/01).................................  2010      1.131          1.235             5,817
                                                       2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (10/01).................  2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/01).......................  2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (10/01)..................................  2010      1.382          1.653            86,116
                                                       2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (11/01).................  2010      1.357          1.374             3,739
                                                       2009      1.082          1.357             3,739
                                                       2008      1.959          1.082             3,739
                                                       2007      1.888          1.959             3,739
                                                       2006      1.537          1.888             4,097
                                                       2005      1.410          1.537            16,587
                                                       2004      1.226          1.410            17,488
                                                       2003      0.985          1.226            14,449
                                                       2002      1.000          0.985                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (10/01)..........................  2010      1.153          1.255            78,198
                                                       2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/01).................................  2010      1.528          1.739           176,029
                                                       2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/01).................................  2010      0.992          0.984                --
                                                       2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.562          1.638                --
                                                       2006      1.354          1.562            10,808
                                                       2005      1.302          1.354            10,808
                                                       2004      1.206          1.302            10,808
                                                       2003      0.969          1.206            10,808
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.777          0.887           787,223
                                                       2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.138          1.183           193,121

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.235          1.592                --
                                                       2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.128          1.191           527,944
                                                       2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.984          0.968           342,009

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.291          1.406           110,085
                                                       2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (10/01)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount (1/00)..  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --







---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.230          2.332                --
                                                       2006      1.717          2.230             3,768
                                                       2005      1.370          1.717             3,768
                                                       2004      1.119          1.370             3,768
                                                       2003      0.799          1.119             3,768
                                                       2002      1.000          0.799             3,768

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.310          1.501            29,667
                                                       2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.103          1.275                --
                                                       2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.202                --
                                                       2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.023          1.246            17,291
                                                       2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.115          1.225                --
                                                       2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.500          1.708            40,978
                                                       2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.101          0.665             4,006
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.480          1.641            29,133
                                                       2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.793          0.909           121,728
                                                       2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.109          2.562             3,889
                                                       2009      1.273          2.109            15,857
                                                       2008      2.912          1.273             7,352
                                                       2007      2.318          2.912             3,768

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.127          1.459             8,375
                                                       2009      0.732          1.127             8,375
                                                       2008      1.323          0.732             8,375

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.980          1.103            87,047
                                                       2009      0.787          0.980           166,996

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.205          1.279             2,306
                                                       2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.049          1.127                --
                                                       2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.203          1.136            48,315

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.905          0.993            15,780
                                                       2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.816          1.076             1,499
                                                       2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.090          1.132             2,364
                                                       2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.432          1.327                --
                                                       2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151                --
                                                       2006      1.000          1.076                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249                --
                                                       2005      1.152          1.191                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.433          2.545                --
                                                       2006      1.875          2.433                --
                                                       2005      1.496          1.875                --
                                                       2004      1.223          1.496                --
                                                       2003      1.000          1.223                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.371          1.570                --
                                                       2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.152          1.331                --
                                                       2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.458          1.476                --
                                                       2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.368          1.666                --
                                                       2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.112          1.221                --
                                                       2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.374          1.563                --
                                                       2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.100          0.664                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.408          1.560                --
                                                       2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.791          0.906                --
                                                       2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.298          2.791                --
                                                       2009      1.387          2.298                --
                                                       2008      3.176          1.387                --
                                                       2007      2.529          3.176                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.151          1.488                --
                                                       2009      0.747          1.151                --
                                                       2008      1.351          0.747                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.133          1.274                --
                                                       2009      0.911          1.133                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.114          1.182                --
                                                       2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.046          1.124                --
                                                       2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.036          1.015           121,065
                                                       2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.334          1.259                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.059          1.161                --
                                                       2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.964          1.271                --
                                                       2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.087          1.128                --
                                                       2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.463          1.356                --
                                                       2007      1.355          1.463                --
                                                       2006      1.246          1.355                --
                                                       2005      1.186          1.246                --
                                                       2004      1.126          1.186                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --





             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             34,807
                                                       2004      1.178          1.218             41,326
                                                       2003      0.963          1.178             36,438
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.716          2.840                 --
                                                       2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.982          1.372                 --
                                                       2002      1.000          0.982                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.479          1.691            711,084
                                                       2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.203          1.388              3,808
                                                       2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.578          1.596                 --
                                                       2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.529          1.860             23,191
                                                       2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.102          1.209             61,224
                                                       2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.499          1.703            453,313
                                                       2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.095          0.661            255,652
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.554          1.720            923,603
                                                       2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.787          0.900          1,727,893
                                                       2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.554          3.097             18,745
                                                       2009      1.544          2.554             33,958
                                                       2008      3.540          1.544              3,447
                                                       2007      2.822          3.540                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.252          1.618              7,048
                                                       2009      0.815          1.252              7,350
                                                       2008      1.474          0.815              7,618

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.231          1.383            652,706
                                                       2009      0.991          1.231            741,888

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.143          1.211            599,358
                                                       2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.038          1.112             71,441
                                                       2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.396          1.315            207,446

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.085          1.188            243,801
                                                       2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.046          1.377            130,908
                                                       2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.078          1.117             45,355
                                                       2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.598          1.479                 --
                                                       2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --





             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      1.578          1.649               --
                                                       2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.046          1.195               --
                                                       2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.038          1.197               --
                                                       2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.189          1.203               --
                                                       2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.180          1.435               --
                                                       2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.044          1.144               --
                                                       2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.148          1.303               --
                                                       2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.094          0.660               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.233          1.364               --
                                                       2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.785          0.898               --
                                                       2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      1.481          1.795               --
                                                       2009      0.896          1.481               --
                                                       2008      2.055          0.896               --
                                                       2007      1.638          2.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.977          1.261               --
                                                       2009      0.636          0.977               --
                                                       2008      1.151          0.636               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.867          0.974               --
                                                       2009      0.698          0.867               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.060          1.122               --
                                                       2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      0.967          1.036               --
                                                       2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.175          1.107               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.904          0.989               --
                                                       2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.779          1.026               --
                                                       2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.004          1.040               --
                                                       2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.248          1.155               --
                                                       2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --





             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148                --
                                                       2006      1.000          1.074                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241                --
                                                       2005      1.148          1.184                --
                                                       2004      1.111          1.148                --
                                                       2003      1.000          1.111                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.413          2.521                --
                                                       2006      1.864          2.413                --
                                                       2005      1.491          1.864                --
                                                       2004      1.222          1.491                --
                                                       2003      1.000          1.222                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.349          1.541            58,995
                                                       2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.134          1.307                --
                                                       2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.435          1.451                --
                                                       2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.346          1.636                --
                                                       2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.096          1.201                --
                                                       2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.352          1.535             4,056
                                                       2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.092          0.658           109,150
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.385          1.532                --
                                                       2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.784          0.896            86,536
                                                       2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.262          2.740                --
                                                       2009      1.369          2.262                --
                                                       2008      3.141          1.369                --
                                                       2007      2.505          3.141                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.133          1.461                --
                                                       2009      0.737          1.133                --
                                                       2008      1.335          0.737                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.115          1.251            39,108
                                                       2009      0.898          1.115            40,332

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.096          1.160             1,072
                                                       2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.032          1.105                --
                                                       2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.322          1.245            19,718

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.042          1.140                --
                                                       2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.949          1.248             4,302
                                                       2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.072          1.109                 0
                                                       2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.447          1.340                --
                                                       2007      1.343          1.447                --
                                                       2006      1.238          1.343                --
                                                       2005      1.182          1.238                --
                                                       2004      1.125          1.182                --
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --





             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (3/02).............................................  2007      2.695          2.815                --
                                                       2006      2.084          2.695             2,061
                                                       2005      1.669          2.084             2,063
                                                       2004      1.369          1.669             2,065
                                                       2003      0.982          1.369             2,067
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.459          1.664            36,800
                                                       2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.186          1.366             8,502
                                                       2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.556          1.573                --
                                                       2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.508          1.830                --
                                                       2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/01).......................  2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/01).......................  2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.090          1.193                --
                                                       2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (8/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (1/00).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.478          1.676            29,733
                                                       2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.090          0.656            29,651
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.532          1.692            25,697
                                                       2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.781          0.892           207,026
                                                       2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2010      2.519          3.048             1,340
                                                       2009      1.526          2.519             3,485
                                                       2008      3.505          1.526             2,057
                                                       2007      2.797          3.505             2,059

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.235          1.592                --
                                                       2009      0.805          1.235                --
                                                       2008      1.459          0.805                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.214          1.361            67,873
                                                       2009      0.978          1.214            69,341

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.127          1.192            25,176
                                                       2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.026          1.098                --
                                                       2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.383          1.302                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.070          1.169            12,966
                                                       2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.031          1.355             6,037
                                                       2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.066          1.102            21,218
                                                       2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (1/00).............................................  2008      1.582          1.463                --
                                                       2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            340,220
                                                       2004      0.973          1.034            534,327
                                                       2003      0.803          0.973            523,556
                                                       2002      1.183          0.803            444,753
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.857          2.037          1,330,000
                                                       2009      1.329          1.857          1,654,944
                                                       2008      2.198          1.329          2,379,174
                                                       2007      1.950          2.198          3,019,485
                                                       2006      1.649          1.950          3,272,923
                                                       2005      1.473          1.649          3,306,916
                                                       2004      1.322          1.473          2,655,233
                                                       2003      0.995          1.322          1,916,041
                                                       2002      1.188          0.995            687,483
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.395          1.625          5,177,280
                                                       2009      1.019          1.395          6,568,679
                                                       2008      1.854          1.019          7,523,472
                                                       2007      1.681          1.854          9,443,710
                                                       2006      1.553          1.681         11,381,502
                                                       2005      1.362          1.553         12,017,148
                                                       2004      1.233          1.362         10,520,778
                                                       2003      0.918          1.233          8,199,450
                                                       2002      1.238          0.918          3,191,614
                                                       2001      1.000          1.238            334,212

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.229          1.345          5,343,946
                                                       2009      0.954          1.229          6,416,233
                                                       2008      1.564          0.954          7,779,967
                                                       2007      1.517          1.564          9,042,382
                                                       2006      1.341          1.517         11,151,752
                                                       2005      1.291          1.341         12,001,784
                                                       2004      1.191          1.291         11,617,894
                                                       2003      0.916          1.191          9,428,215
                                                       2002      1.143          0.916          4,343,254
                                                       2001      1.000          1.143            489,151

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            270,405
                                                       2004      0.952          1.117            284,837
                                                       2003      0.777          0.952            281,928
                                                       2002      1.000          0.777            229,435

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            843,861
                                                       2004      1.255          1.618            816,644
                                                       2003      0.953          1.255            682,096
                                                       2002      1.000          0.953            279,702

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.208          1.155                 --
                                                       2007      1.149          1.208            161,972
                                                       2006      1.005          1.149            183,032
                                                       2005      0.981          1.005            249,538
                                                       2004      0.951          0.981            270,405
                                                       2003      0.799          0.951            376,973
                                                       2002      1.000          0.799            163,994

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.982          0.926                 --
                                                       2007      1.124          0.982            453,336
                                                       2006      1.104          1.124            539,602
                                                       2005      1.063          1.104            683,335
                                                       2004      0.972          1.063            879,917
                                                       2003      0.752          0.972            842,382
                                                       2002      1.000          0.752            443,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302            290,919
                                                       2004      1.074          1.204             79,948
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            490,676
                                                       2004      1.067          1.202             99,662
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.331          1.528            382,127
                                                       2009      1.001          1.331            455,233
                                                       2008      1.779          1.001            522,821
                                                       2007      1.545          1.779            725,933
                                                       2006      1.412          1.545            813,613
                                                       2005      1.233          1.412          1,044,869
                                                       2004      1.091          1.233          1,209,098
                                                       2003      0.867          1.091            858,644
                                                       2002      1.000          0.867            392,286

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.120          1.298            159,184
                                                       2009      0.840          1.120            166,988
                                                       2008      1.460          0.840            172,383
                                                       2007      1.393          1.460            188,195
                                                       2006      1.247          1.393            190,901
                                                       2005      1.053          1.247            199,781
                                                       2004      1.059          1.053            220,343
                                                       2003      0.863          1.059            203,174
                                                       2002      1.000          0.863            164,295

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.670          2.107          1,238,022
                                                       2009      1.217          1.670          1,681,269
                                                       2008      2.053          1.217          2,066,887
                                                       2007      1.813          2.053          2,716,635
                                                       2006      1.643          1.813          3,237,766
                                                       2005      1.418          1.643          3,764,767
                                                       2004      1.159          1.418          3,531,167
                                                       2003      0.854          1.159          2,724,412
                                                       2002      1.000          0.854            848,122

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          3,654,757
                                                       2004      1.035          1.144          2,910,893
                                                       2003      0.842          1.035          2,090,772
                                                       2002      1.000          0.842            832,357

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.515          3.195                 --
                                                       2007      2.780          3.515          1,157,087
                                                       2006      2.211          2.780          1,274,566
                                                       2005      1.767          2.211          1,292,213
                                                       2004      1.444          1.767            612,528
                                                       2003      1.000          1.444             79,468

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.576          1.677          1,655,204
                                                       2009      1.171          1.576          2,113,721
                                                       2008      2.001          1.171          2,480,408
                                                       2007      1.766          2.001          3,105,587
                                                       2006      1.481          1.766          3,387,056
                                                       2005      1.369          1.481          3,582,390
                                                       2004      1.177          1.369          2,636,109
                                                       2003      0.907          1.177          1,547,572
                                                       2002      1.134          0.907            725,922
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246          1,139,324
                                                       2004      1.024          1.166            867,313
                                                       2003      0.789          1.024            411,565
                                                       2002      1.000          0.789            189,113

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,885
                                                       2004      1.000          1.067             37,259

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144          1,010,201
                                                       2004      1.018          1.082          1,275,401
                                                       2003      0.912          1.018          1,163,663
                                                       2002      1.000          0.912            268,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.206          1.221                 --
                                                       2009      0.978          1.206             20,421
                                                       2008      1.403          0.978             21,460
                                                       2007      1.174          1.403             19,937
                                                       2006      1.125          1.174             19,742
                                                       2005      1.020          1.125             25,381
                                                       2004      0.910          1.020             25,882
                                                       2003      0.734          0.910             23,785
                                                       2002      1.000          0.734              4,308

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.039          1.268             17,198
                                                       2009      0.674          1.039             26,085
                                                       2008      1.226          0.674             50,844
                                                       2007      1.026          1.226             47,513
                                                       2006      0.970          1.026             53,457
                                                       2005      0.885          0.970             52,265
                                                       2004      0.897          0.885            134,295
                                                       2003      0.624          0.897            185,307
                                                       2002      1.000          0.624             83,475

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.186          1.117                 --
                                                       2007      1.105          1.186             17,001
                                                       2006      0.955          1.105             45,973
                                                       2005      0.921          0.955             68,205
                                                       2004      0.898          0.921            103,757
                                                       2003      0.739          0.898             83,879
                                                       2002      1.000          0.739            105,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            624,032
                                                       2004      1.332          1.502            359,563
                                                       2003      1.000          1.332            181,680

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.030          1.264          3,367,807
                                                       2009      0.780          1.030          4,137,806
                                                       2008      1.333          0.780          5,049,565
                                                       2007      1.385          1.333          6,557,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.228          1.357          2,103,886
                                                       2009      1.024          1.228          2,783,815
                                                       2008      1.476          1.024          2,662,566
                                                       2007      1.428          1.476          3,337,982

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.214          1.390          2,803,202
                                                       2009      0.956          1.214          3,421,700
                                                       2008      1.536          0.956          4,209,432
                                                       2007      1.606          1.536          6,335,447

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.175          1.266            974,827
                                                       2009      0.840          1.175          1,237,382
                                                       2008      1.365          0.840          1,608,272
                                                       2007      1.366          1.365          1,984,106

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.153          1.239            996,080
                                                       2009      0.943          1.153          1,306,183
                                                       2008      1.493          0.943          1,488,498
                                                       2007      1.463          1.493          1,963,508
                                                       2006      1.261          1.463          1,457,483
                                                       2005      1.205          1.261          2,187,413
                                                       2004      1.112          1.205          2,449,937
                                                       2003      0.856          1.112          1,736,582
                                                       2002      1.134          0.856          1,123,187
                                                       2001      1.000          1.134             76,156

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.335          1.640            458,914
                                                       2009      0.952          1.335            610,895
                                                       2008      1.636          0.952            751,633
                                                       2007      1.515          1.636          1,112,460
                                                       2006      1.369          1.515            874,133
                                                       2005      1.329          1.369          1,450,361
                                                       2004      1.176          1.329          1,512,977
                                                       2003      0.805          1.176          1,362,566
                                                       2002      1.255          0.805            374,199
                                                       2001      1.000          1.255              3,283

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.863          0.839                 --
                                                       2008      1.406          0.863          2,029,831
                                                       2007      1.365          1.406          2,219,452
                                                       2006      1.208          1.365          2,630,281
                                                       2005      1.180          1.208          3,241,340
                                                       2004      1.091          1.180          3,694,895
                                                       2003      0.870          1.091          3,104,267
                                                       2002      1.141          0.870          1,112,239
                                                       2001      1.000          1.141             46,322

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.128          1.242                 --
                                                       2009      0.935          1.128                 --
                                                       2008      1.274          0.935                 --
                                                       2007      1.170          1.274                 --
                                                       2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.903          0.968            322,322
                                                       2009      0.784          0.903            299,074
                                                       2008      1.013          0.784            345,215
                                                       2007      1.018          1.013            548,010
                                                       2006      0.996          1.018            638,708
                                                       2005      0.991          0.996            790,687
                                                       2004      0.998          0.991            520,781
                                                       2003      1.000          0.998            112,210

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          3,034,285
                                                       2005      1.204          1.229          4,123,387
                                                       2004      1.132          1.204          4,776,424
                                                       2003      0.829          1.132          4,044,047
                                                       2002      1.127          0.829          2,454,452
                                                       2001      1.000          1.127            283,937

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229                 --
                                                       2006      1.154          1.180            116,227
                                                       2005      1.117          1.154            192,032
                                                       2004      1.132          1.117            332,627
                                                       2003      0.798          1.132            121,429
                                                       2002      1.000          0.798             30,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.354                 --
                                                       2006      1.200          1.309             67,603
                                                       2005      1.113          1.200             68,803
                                                       2004      1.039          1.113             77,808
                                                       2003      0.755          1.039             57,784
                                                       2002      1.000          0.755              2,659

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.218          1.271                 --
                                                       2006      1.103          1.218             42,273
                                                       2005      1.085          1.103            127,638
                                                       2004      1.019          1.085            134,914
                                                       2003      0.798          1.019            150,416
                                                       2002      1.000          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            826,360
                                                       2005      1.372          1.391            912,109
                                                       2004      1.241          1.372            814,490
                                                       2003      1.000          1.241            254,459

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790          1,328,761
                                                       2005      1.529          1.625          1,853,134
                                                       2004      1.256          1.529          1,047,903
                                                       2003      1.000          1.256            487,664

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.000          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.419          1.367                 --
                                                       2007      1.363          1.419            261,262
                                                       2006      1.434          1.363            351,310

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.523          1.738            127,025
                                                       2009      1.053          1.523            143,499
                                                       2008      1.413          1.053            158,575
                                                       2007      1.401          1.413            299,564
                                                       2006      1.331          1.401            340,237

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            432,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.063          1.175            260,063
                                                       2009      0.908          1.063            185,744
                                                       2008      1.476          0.908            234,239
                                                       2007      1.467          1.476            270,281

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.775          0.885            641,160
                                                       2009      0.584          0.775            816,265
                                                       2008      1.019          0.584            855,425
                                                       2007      1.218          1.019          1,163,744
                                                       2006      1.003          1.218          1,350,094

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.223          1.435            128,168
                                                       2009      0.965          1.223            144,548
                                                       2008      1.315          0.965            137,581
                                                       2007      1.353          1.315            116,308
                                                       2006      1.271          1.353             63,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.419          1.625            747,582
                                                       2009      0.930          1.419            802,152
                                                       2008      1.597          0.930            856,150
                                                       2007      1.641          1.597          1,056,563
                                                       2006      1.492          1.641            931,468

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.102          1.368             18,452
                                                       2009      0.836          1.102             60,851
                                                       2008      1.388          0.836             59,738
                                                       2007      1.269          1.388             48,553
                                                       2006      1.281          1.269             11,402

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.348          1.452            305,878
                                                       2009      0.959          1.348            321,892
                                                       2008      1.680          0.959            251,583
                                                       2007      1.312          1.680             84,653
                                                       2006      1.282          1.312            171,370

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.900          1.085            118,496
                                                       2009      0.670          0.900             80,073
                                                       2008      1.063          0.670             98,949
                                                       2008      1.107          1.063            108,451
                                                       2007      1.251          1.107             11,588

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.913          0.902                 --
                                                       2008      1.244          0.913                 --
                                                       2007      1.192          1.244                 --
                                                       2006      1.130          1.192                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.503          1.670            198,592
                                                       2009      1.117          1.503            249,155
                                                       2008      1.394          1.117            202,705
                                                       2007      1.329          1.394            342,408
                                                       2006      1.270          1.329            574,161

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.798          0.917            673,978
                                                       2009      0.687          0.798            749,610
                                                       2008      1.098          0.687            786,202
                                                       2007      1.076          1.098          1,045,180
                                                       2006      1.001          1.076          1,093,247

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.789          0.972          1,445,895
                                                       2009      0.635          0.789          1,704,558
                                                       2008      1.057          0.635          2,003,655
                                                       2007      1.070          1.057          2,160,726
                                                       2006      1.002          1.070             40,020

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.829          0.787                 --
                                                       2008      1.472          0.829            337,188
                                                       2007      1.340          1.472            506,785
                                                       2006      1.359          1.340            537,554

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.427          2.946            915,318
                                                       2009      1.463          2.427          1,016,774
                                                       2008      3.200          1.463          1,093,219

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.507          1.648            330,280
                                                       2009      1.167          1.507            310,313
                                                       2008      2.062          1.167            359,515
                                                       2007      1.967          2.062            561,962

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.275          1.352          1,949,954
                                                       2009      1.097          1.275          2,502,184
                                                       2008      1.197          1.097          2,786,262
                                                       2007      1.133          1.197          3,537,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.478          1.569          7,176,841
                                                       2009      1.329          1.478          9,102,928

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.295          1.478            169,087
                                                       2009      1.065          1.295            343,781
                                                       2008      1.615          1.065            117,736
                                                       2007      1.567          1.615            131,153
                                                       2006      1.460          1.567            145,731

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147              8,773

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.390          1.531            656,923
                                                       2009      1.064          1.390          1,208,409
                                                       2008      1.214          1.064          1,274,191
                                                       2007      1.160          1.214          1,385,294
                                                       2006      1.122          1.160          2,208,049

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.836          0.984          1,735,051
                                                       2009      0.674          0.836          2,214,711
                                                       2008      0.978          0.674          2,622,643
                                                       2007      1.027          0.978          3,365,676
                                                       2006      1.003          1.027          1,958,877

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.995          1.122            379,198
                                                       2009      0.799          0.995            418,573

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.795          0.899            359,813
                                                       2009      0.543          0.795            581,592
                                                       2008      1.019          0.543            681,325
                                                       2007      0.862          1.019            980,232
                                                       2006      0.885          0.862          1,150,626

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.224          1.301            292,811
                                                       2009      1.139          1.224            316,965
                                                       2008      1.201          1.139            333,953
                                                       2007      1.151          1.201            522,148
                                                       2006      1.110          1.151            186,368

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.061          1.142                 --
                                                       2009      0.916          1.061                 --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.913          1.074            720,036
                                                       2009      0.726          0.913          1,048,488

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.043          1.024          1,214,239
                                                       2009      1.058          1.043          1,727,401
                                                       2008      1.047          1.058          1,346,251
                                                       2007      1.016          1.047            920,417
                                                       2006      0.995          1.016            814,212

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.919          1.010            111,797
                                                       2009      0.709          0.919            113,066
                                                       2008      1.151          0.709            136,012

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.678          0.707                 --
                                                       2008      1.252          0.678            945,305
                                                       2007      1.227          1.252          1,217,980
                                                       2006      1.212          1.227          1,534,327

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.069          1.201          1,508,357
                                                       2009      0.894          1.069          1,903,920
                                                       2008      1.494          0.894          2,250,263
                                                       2007      1.462          1.494          2,732,435
                                                       2006      1.428          1.462          3,423,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.810          0.920             43,726
                                                       2009      0.627          0.810          1,077,965
                                                       2008      1.073          0.627            101,904
                                                       2007      1.059          1.073             77,136
                                                       2006      1.002          1.059             82,046

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.073          1.159          1,133,326
                                                       2009      0.907          1.073          1,311,540
                                                       2008      1.079          0.907          2,469,357
                                                       2007      1.041          1.079            694,072
                                                       2006      1.001          1.041            345,238

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.007          1.103            516,813
                                                       2009      0.829          1.007            682,868
                                                       2008      1.078          0.829            461,557
                                                       2007      1.047          1.078            138,575
                                                       2006      1.002          1.047             96,735

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.938          1.042            609,621
                                                       2009      0.755          0.938            689,973
                                                       2008      1.078          0.755            355,115
                                                       2007      1.053          1.078            365,282
                                                       2006      1.002          1.053            138,612

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.870          0.980            587,548
                                                       2009      0.687          0.870            319,169
                                                       2008      1.078          0.687            354,568
                                                       2007      1.058          1.078          3,790,478
                                                       2006      1.002          1.058          3,867,318

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.066          1.198          1,648,777
                                                       2009      0.868          1.066          1,906,871

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.268          1.368          4,554,104
                                                       2009      1.091          1.268          5,570,751
                                                       2008      1.431          1.091          6,623,364
                                                       2007      1.399          1.431          8,475,997
                                                       2006      1.311          1.399         10,776,451

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.156          1.264            479,929
                                                       2009      0.975          1.156            579,426
                                                       2008      1.472          0.975            741,138
                                                       2007      1.393          1.472            811,778
                                                       2006      1.262          1.393            724,652

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2010      0.877          0.998          1,209,322
                                                       2009      0.639          0.877          1,666,362
                                                       2008      1.095          0.639          1,838,210
                                                       2007      1.049          1.095          2,240,779
                                                       2006      0.996          1.049          2,055,848

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.914          1.047            129,295
                                                       2009      0.651          0.914            166,401
                                                       2008      1.143          0.651            192,308
                                                       2007      1.067          1.143            294,582
                                                       2006      0.998          1.067            375,374

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.829          1.095            309,244
                                                       2009      0.609          0.829            310,798
                                                       2008      0.928          0.609            349,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                 --
                                                       2006      1.084          1.150             55,924

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.102          1.147                  0
                                                       2009      1.075          1.102              4,767
                                                       2008      1.097          1.075              3,806
                                                       2007      1.069          1.097              5,256
                                                       2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            848,137
                                                       2004      0.986          0.977          1,483,340
                                                       2003      0.996          0.986          1,002,392
                                                       2002      1.000          0.996          1,305,479

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111              4,459
                                                       2004      1.000          1.071              4,344

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          4,427,645
                                                       2005      1.117          1.119          4,051,146
                                                       2004      1.045          1.117          3,205,754
                                                       2003      1.000          1.045          1,272,314

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.283          1.325                 --
                                                       2008      1.248          1.283         10,331,159
                                                       2007      1.169          1.248         13,620,913
                                                       2006      1.146          1.169         17,239,178
                                                       2005      1.140          1.146         22,862,275
                                                       2004      1.107          1.140         25,251,835
                                                       2003      1.074          1.107         24,931,634
                                                       2002      1.003          1.074         12,110,005
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            638,928
                                                       2005      1.323          1.458            563,447
                                                       2004      1.160          1.323            708,372
                                                       2003      0.919          1.160            789,803
                                                       2002      1.138          0.919            348,979
                                                       2001      1.000          1.138             52,475

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            987,227
                                                       2005      1.783          1.874          1,262,872
                                                       2004      1.439          1.783          1,531,094
                                                       2003      0.980          1.439          1,457,951
                                                       2002      1.221          0.980            894,693
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            625,300
                                                       2004      1.144          1.196            971,172
                                                       2003      0.901          1.144            604,655
                                                       2002      1.206          0.901            171,916
                                                       2001      1.000          1.206              3,553

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193          1,185,709
                                                       2004      1.160          1.211          4,274,583
                                                       2003      0.936          1.160          2,146,338
                                                       2002      1.000          0.936            241,752

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            402,107
                                                       2004      1.042          1.191            420,924
                                                       2003      0.793          1.042            398,425
                                                       2002      1.000          0.793             70,673

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          4,685,823
                                                       2004      1.229          1.326          4,664,493
                                                       2003      0.955          1.229          3,466,972
                                                       2002      1.130          0.955            851,610
                                                       2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            889,535
                                                       2004      1.191          1.291          1,140,165
                                                       2003      0.991          1.191          1,078,686
                                                       2002      1.000          0.991            129,210

  Travelers Federated Stock Subaccount (3/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100            221,079
                                                       2004      0.980          1.064            266,163
                                                       2003      0.782          0.980            244,153
                                                       2002      1.000          0.782             56,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,408,457
                                                       2004      1.055          1.103          1,502,752
                                                       2003      0.862          1.055          1,320,336
                                                       2002      1.138          0.862            297,305
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.000          1.108              4,537

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019            111,348

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053            127,111

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.000          1.086          3,605,600

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.030          1.049                 --
                                                       2005      1.000          1.030              4,434

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            577,073
                                                       2004      1.006          1.145            802,307
                                                       2003      0.846          1.006            611,226
                                                       2002      1.151          0.846            186,632
                                                       2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,379,504
                                                       2004      0.738          0.827            965,769
                                                       2003      0.549          0.738            863,409
                                                       2002      1.000          0.549            228,485

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271         14,835,633
                                                       2004      1.150          1.258         15,096,154
                                                       2003      1.005          1.150         12,779,445
                                                       2002      1.081          1.005          4,612,845
                                                       2001      1.000          1.081            348,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            534,003
                                                       2004      1.000          1.119             22,370

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            900,979
                                                       2004      1.064          1.209            782,542
                                                       2003      0.843          1.064            306,180
                                                       2002      1.000          0.843             43,855

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377            135,007
                                                       2004      1.213          1.324             98,404
                                                       2003      1.000          1.213             37,895

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038              2,873

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112          2,085,055
                                                       2004      1.000          1.092            835,408

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121          1,128,780
                                                       2004      1.108          1.124          1,759,387
                                                       2003      1.055          1.108          1,843,904
                                                       2002      1.000          1.055            702,120

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            968,595
                                                       2004      0.974          1.054          1,033,754
                                                       2003      0.749          0.974          1,013,488
                                                       2002      1.148          0.749            737,863
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113              8,406

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.000          1.109             15,029

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      1.000          1.049                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.797          0.772                 --
                                                       2008      1.265          0.797            537,009
                                                       2007      1.319          1.265            766,683
                                                       2006      1.158          1.319            906,464
                                                       2005      1.133          1.158          1,240,004
                                                       2004      0.983          1.133          1,468,543
                                                       2003      0.766          0.983          1,566,559
                                                       2002      1.000          0.766            848,211

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.623          0.638                 --
                                                       2008      1.114          0.623             16,681
                                                       2007      1.010          1.114             53,456
                                                       2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             68,034
                                                       2003      0.723          0.893             73,388
                                                       2002      1.000          0.723             80,186





             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372            8,961
                                                       2004      1.147          1.218            8,961
                                                       2003      0.948          1.147            4,728
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.824          1.999           19,281
                                                       2009      1.307          1.824           22,377
                                                       2008      2.163          1.307           35,802
                                                       2007      1.921          2.163           11,841
                                                       2006      1.626          1.921            1,393
                                                       2005      1.454          1.626            1,395
                                                       2004      1.306          1.454            8,292
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.450          1.687          253,145
                                                       2009      1.060          1.450          273,186
                                                       2008      1.930          1.060          289,909
                                                       2007      1.752          1.930          275,894
                                                       2006      1.620          1.752          331,594
                                                       2005      1.422          1.620          320,187
                                                       2004      1.289          1.422          310,343
                                                       2003      0.961          1.289          233,269
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.294          1.414          538,731
                                                       2009      1.005          1.294          562,754
                                                       2008      1.649          1.005          611,944
                                                       2007      1.601          1.649          621,304
                                                       2006      1.417          1.601          665,666
                                                       2005      1.365          1.417          612,262
                                                       2004      1.261          1.365          612,287
                                                       2003      0.971          1.261          359,401
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           24,733
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.460          1.396               --
                                                       2007      1.390          1.460           22,444
                                                       2006      1.217          1.390           23,082
                                                       2005      1.189          1.217           19,911
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.268          1.196               --
                                                       2007      1.454          1.268               --
                                                       2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.511          1.732           20,945
                                                       2009      1.137          1.511           20,548
                                                       2008      2.024          1.137           20,382
                                                       2007      1.759          2.024           21,679
                                                       2006      1.610          1.759           20,986
                                                       2005      1.407          1.610           21,375
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.229          1.422               --
                                                       2009      0.923          1.229               --
                                                       2008      1.604          0.923               --
                                                       2007      1.533          1.604               --
                                                       2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.915          2.414           54,192
                                                       2009      1.397          1.915           57,190
                                                       2008      2.359          1.397           60,584
                                                       2007      2.086          2.359           43,873
                                                       2006      1.892          2.086           63,282
                                                       2005      1.635          1.892           60,437
                                                       2004      1.337          1.635           22,724
                                                       2003      0.986          1.337           21,215
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462           24,185
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220           37,934
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.498          3.179               --
                                                       2007      2.770          3.498            4,524
                                                       2006      2.205          2.770           24,671
                                                       2005      1.764          2.205           25,451
                                                       2004      1.443          1.764           14,602
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.706          1.814           58,651
                                                       2009      1.270          1.706           60,785
                                                       2008      2.171          1.270           61,717
                                                       2007      1.918          2.171           61,720
                                                       2006      1.610          1.918           42,323
                                                       2005      1.490          1.610           42,325
                                                       2004      1.282          1.490           47,231
                                                       2003      0.989          1.282           45,162
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537           18,752
                                                       2004      1.265          1.440           11,908
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.611          1.632               --
                                                       2009      1.308          1.611               --
                                                       2008      1.879          1.308               --
                                                       2007      1.574          1.879               --
                                                       2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.562          1.905               --
                                                       2009      1.015          1.562               --
                                                       2008      1.847          1.015               --
                                                       2007      1.548          1.847               --
                                                       2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.565          1.472               --
                                                       2007      1.459          1.565               --
                                                       2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529           16,669
                                                       2004      1.331          1.500           24,726
                                                       2003      1.000          1.331           21,288

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.213          1.487          102,247
                                                       2009      0.919          1.213          115,739
                                                       2008      1.573          0.919          116,108
                                                       2007      1.635          1.573          116,304

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.294          1.429          362,822
                                                       2009      1.081          1.294          378,076
                                                       2008      1.559          1.081          383,820
                                                       2007      1.509          1.559          390,865

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.285          1.470           47,299
                                                       2009      1.013          1.285           55,692
                                                       2008      1.629          1.013           55,699
                                                       2007      1.705          1.629           61,204

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.265          1.362           57,354
                                                       2009      0.906          1.265           58,283
                                                       2008      1.473          0.906           58,789
                                                       2007      1.475          1.473          112,702

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.281          1.376            6,076
                                                       2009      1.050          1.281            6,082
                                                       2008      1.662          1.050            6,088
                                                       2007      1.632          1.662           77,506
                                                       2006      1.407          1.632            6,098
                                                       2005      1.347          1.407            6,103
                                                       2004      1.244          1.347            6,109
                                                       2003      0.959          1.244            3,053
                                                       2002      1.000          0.959               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.597          1.961           18,931
                                                       2009      1.141          1.597           18,797
                                                       2008      1.962          1.141           19,603
                                                       2007      1.819          1.962           37,101
                                                       2006      1.645          1.819           12,736
                                                       2005      1.599          1.645           13,402
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.953          0.927               --
                                                       2008      1.555          0.953           41,330
                                                       2007      1.512          1.555           83,751
                                                       2006      1.339          1.512          109,497
                                                       2005      1.310          1.339          111,342
                                                       2004      1.211          1.310          105,163
                                                       2003      0.967          1.211          105,766
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.121          1.233               --
                                                       2009      0.931          1.121               --
                                                       2008      1.269          0.931               --
                                                       2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.897          0.961               --
                                                       2009      0.779          0.897               --
                                                       2008      1.008          0.779               --
                                                       2007      1.015          1.008               --
                                                       2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.643          1.722               --
                                                       2006      1.419          1.643           48,307
                                                       2005      1.390          1.419           39,811
                                                       2004      1.309          1.390           39,816
                                                       2003      0.960          1.309           40,379
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.416          1.473               --
                                                       2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.638          1.694               --
                                                       2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.470          1.534               --
                                                       2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.595          1.656               --
                                                       2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.784          1.964               --
                                                       2006      1.620          1.784           30,605
                                                       2005      1.527          1.620           29,794
                                                       2004      1.255          1.527           29,800
                                                       2003      1.000          1.255           29,801

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.739          1.675               --
                                                       2007      1.672          1.739               --
                                                       2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.531          1.745               --
                                                       2009      1.059          1.531               --
                                                       2008      1.423          1.059               --
                                                       2007      1.412          1.423               --
                                                       2006      1.343          1.412               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.618          1.695               --
                                                       2006      1.532          1.618               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.214          1.341               --
                                                       2009      1.039          1.214               --
                                                       2008      1.689          1.039               --
                                                       2007      1.681          1.689               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.772          0.881           14,029
                                                       2009      0.583          0.772           19,699
                                                       2008      1.017          0.583           20,217
                                                       2007      1.217          1.017           18,559
                                                       2006      1.003          1.217           47,855

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.217          1.427               --
                                                       2009      0.962          1.217               --
                                                       2008      1.311          0.962               --
                                                       2007      1.350          1.311               --
                                                       2006      1.270          1.350               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.673          1.915           83,885
                                                       2009      1.098          1.673           86,915
                                                       2008      1.888          1.098           88,609
                                                       2007      1.942          1.888           96,904
                                                       2006      1.767          1.942           79,377

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.097          1.360           15,995
                                                       2009      0.833          1.097           16,576
                                                       2008      1.384          0.833           16,576
                                                       2007      1.267          1.384           16,576
                                                       2006      1.279          1.267               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.670          1.796            8,728
                                                       2009      1.189          1.670           10,237
                                                       2008      2.085          1.189           12,060
                                                       2007      1.630          2.085               --
                                                       2006      1.593          1.630               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.896          1.079               --
                                                       2009      0.668          0.896               --
                                                       2008      1.060          0.668               --
                                                       2008      1.104          1.060               --
                                                       2007      1.249          1.104               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.909          0.898               --
                                                       2008      1.240          0.909               --
                                                       2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.587          1.762               (0)
                                                       2009      1.180          1.587            1,645
                                                       2008      1.475          1.180            2,878
                                                       2007      1.408          1.475            2,879
                                                       2006      1.347          1.408            2,880

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.795          0.913           33,310
                                                       2009      0.685          0.795           36,689
                                                       2008      1.096          0.685           39,921
                                                       2007      1.075          1.096           39,265
                                                       2006      1.001          1.075           38,973

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.786          0.968           17,654
                                                       2009      0.633          0.786           18,915
                                                       2008      1.055          0.633           20,454
                                                       2007      1.069          1.055           51,069
                                                       2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.884          0.839               --
                                                       2008      1.571          0.884               --
                                                       2007      1.432          1.571               --
                                                       2006      1.453          1.432           20,979

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.411          2.923            4,368
                                                       2009      1.455          2.411            4,794
                                                       2008      3.184          1.455            4,037

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.618          1.768           91,525
                                                       2009      1.254          1.618           95,403
                                                       2008      2.219          1.254           98,100
                                                       2007      2.117          2.219           83,632

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.267          1.342          154,424
                                                       2009      1.091          1.267           60,065
                                                       2008      1.192          1.091           60,153
                                                       2007      1.128          1.192           60,230

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.383          1.467          150,476
                                                       2009      1.244          1.383          192,697

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.287          1.466               --
                                                       2009      1.059          1.287               --
                                                       2008      1.608          1.059               --
                                                       2007      1.562          1.608            5,914
                                                       2006      1.456          1.562            5,919

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.263               --
                                                       2006      1.091          1.145            5,867

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.382          1.521               --
                                                       2009      1.059          1.382               --
                                                       2008      1.210          1.059               --
                                                       2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.833          0.979           52,882
                                                       2009      0.672          0.833           51,533
                                                       2008      0.976          0.672           53,326
                                                       2007      1.026          0.976           52,541
                                                       2006      1.003          1.026           85,604

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.258          1.417               --
                                                       2009      1.010          1.258            4,209

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.401          1.583               (0)
                                                       2009      0.958          1.401            2,977
                                                       2008      1.800          0.958            5,203
                                                       2007      1.524          1.800            5,205
                                                       2006      1.565          1.524            5,207

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.168          1.241               (0)
                                                       2009      1.088          1.168               (0)
                                                       2008      1.148          1.088            8,166
                                                       2007      1.102          1.148            8,193
                                                       2006      1.063          1.102               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.055          1.135               --
                                                       2009      0.912          1.055               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.016          1.194               --
                                                       2009      0.809          1.016            9,022

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.039          1.019           11,524
                                                       2009      1.055          1.039           11,554
                                                       2008      1.046          1.055           11,582
                                                       2007      1.015          1.046           11,611
                                                       2006      0.995          1.015           11,640

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.108          1.217           23,160
                                                       2009      0.856          1.108           22,500
                                                       2008      1.390          0.856           21,693

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.756          0.788               --
                                                       2008      1.396          0.756            9,029
                                                       2007      1.370          1.396            9,029
                                                       2006      1.355          1.370            9,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.065          1.196           49,012
                                                       2009      0.893          1.065           49,785
                                                       2008      1.492          0.893           50,732
                                                       2007      1.462          1.492           77,841
                                                       2006      1.429          1.462           77,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.807          0.915               --
                                                       2009      0.626          0.807               --
                                                       2008      1.071          0.626               --
                                                       2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.069          1.153               --
                                                       2009      0.904          1.069               --
                                                       2008      1.077          0.904               --
                                                       2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.003          1.097               --
                                                       2009      0.827          1.003               --
                                                       2008      1.076          0.827               --
                                                       2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.935          1.038          637,663
                                                       2009      0.753          0.935          633,132
                                                       2008      1.076          0.753          633,132
                                                       2007      1.052          1.076          608,755
                                                       2006      1.002          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.867          0.975               --
                                                       2009      0.685          0.867               --
                                                       2008      1.076          0.685               --
                                                       2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.176          1.321           33,066
                                                       2009      0.958          1.176           37,753

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.235          1.331           74,129
                                                       2009      1.064          1.235           94,315
                                                       2008      1.397          1.064          137,359
                                                       2007      1.367          1.397          143,277
                                                       2006      1.282          1.367          134,570

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.149          1.256               --
                                                       2009      0.970          1.149               --
                                                       2008      1.466          0.970               --
                                                       2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.873          0.993           32,089
                                                       2009      0.637          0.873           32,028
                                                       2008      1.093          0.637           32,330
                                                       2007      1.049          1.093           32,071
                                                       2006      0.996          1.049           32,135

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.911          1.042           12,241
                                                       2009      0.649          0.911           12,241
                                                       2008      1.141          0.649           12,241
                                                       2007      1.066          1.141           12,241
                                                       2006      0.998          1.066           12,241

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.068          1.411               --
                                                       2009      0.786          1.068               --
                                                       2008      1.198          0.786               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.096          1.139               --
                                                       2009      1.070          1.096               --
                                                       2008      1.093          1.070               --
                                                       2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987           11,670
                                                       2004      0.988          0.979           11,700
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.103          1.123               --
                                                       2006      1.116          1.103           60,291
                                                       2005      1.115          1.116           60,291
                                                       2004      1.044          1.115           60,291
                                                       2003      1.000          1.044           57,878

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.202          1.241               --
                                                       2008      1.170          1.202          165,771
                                                       2007      1.097          1.170          171,818
                                                       2006      1.077          1.097          168,805
                                                       2005      1.072          1.077          167,332
                                                       2004      1.042          1.072          179,966
                                                       2003      1.012          1.042          151,979
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.969          2.129               --
                                                       2006      1.572          1.969           66,294
                                                       2005      1.428          1.572           67,482
                                                       2004      1.253          1.428           72,597
                                                       2003      0.994          1.253           72,597
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.143          2.285               --
                                                       2006      1.863          2.143           25,467
                                                       2005      1.774          1.863           25,776
                                                       2004      1.433          1.774            8,360
                                                       2003      0.977          1.433            8,360
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366           20,979
                                                       2004      1.226          1.281           20,979
                                                       2003      0.967          1.226           20,979
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265            2,881
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361           78,736
                                                       2004      1.233          1.329           79,753
                                                       2003      0.958          1.233           75,794
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.176               --
                                                       2005      1.000          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.089               --
                                                       2005      1.000          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.000          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.481          1.565               --
                                                       2005      1.465          1.481            5,209
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.243          1.282               --
                                                       2005      1.231          1.243          137,752
                                                       2004      1.127          1.231          143,268
                                                       2003      0.986          1.127          291,870
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118           22,795

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           80,331
                                                       2004      1.263          1.433           70,505
                                                       2003      1.001          1.263           67,375
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373            5,924
                                                       2004      1.212          1.321            5,930
                                                       2003      1.000          1.212            6,531

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.091               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074            8,248
                                                       2004      1.064          1.078            8,276
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.363          1.421               --
                                                       2005      1.362          1.363            8,608
                                                       2004      1.260          1.362            8,608
                                                       2003      0.969          1.260            8,608
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.279               --
                                                       2005      1.000          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.008          0.977               --
                                                       2008      1.602          1.008            7,450
                                                       2007      1.673          1.602            7,453
                                                       2006      1.470          1.673            7,456
                                                       2005      1.439          1.470            7,459
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.827          0.846               --
                                                       2008      1.481          0.827               --
                                                       2007      1.343          1.481               --
                                                       2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --





             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.818          1.991          114,549
                                                       2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.444          1.680          352,085
                                                       2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.289          1.408          237,742
                                                       2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.456          1.392               --
                                                       2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.265          1.193               --
                                                       2007      1.451          1.265            1,265
                                                       2006      1.427          1.451            1,316
                                                       2005      1.375          1.427            1,318
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.505          1.725            1,024
                                                       2009      1.134          1.505            1,070
                                                       2008      2.018          1.134            1,114
                                                       2007      1.756          2.018            1,175
                                                       2006      1.607          1.756            1,223
                                                       2005      1.406          1.607            1,225
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.224          1.416               --
                                                       2009      0.920          1.224               --
                                                       2008      1.600          0.920               --
                                                       2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.908          2.405           70,427
                                                       2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058           18,869
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.606          1.626               --
                                                       2009      1.304          1.606               --
                                                       2008      1.874          1.304               --
                                                       2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.556          1.897            3,084
                                                       2009      1.012          1.556            3,785
                                                       2008      1.843          1.012            4,319
                                                       2007      1.545          1.843            5,645
                                                       2006      1.462          1.545            6,357
                                                       2005      1.337          1.462            7,625
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.561          1.468               --
                                                       2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.209          1.481           67,194
                                                       2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.631          1.569          114,689

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.289          1.424           34,900
                                                       2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.506          1.555          101,995

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.260          1.357           20,335
                                                       2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.471          1.469           20,026

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.277          1.370            1,085
                                                       2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.592          1.953           22,956
                                                       2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.118          1.229               --
                                                       2009      0.929          1.118               --
                                                       2008      1.267          0.929               --
                                                       2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            6,287
                                                       2005      1.394          1.502            7,097
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.735          1.670               --
                                                       2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.525          1.738            7,480
                                                       2009      1.056          1.525            8,221
                                                       2008      1.420          1.056           11,263
                                                       2007      1.410          1.420           28,262
                                                       2006      1.341          1.410           16,220

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.210          1.335            6,314
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.771          0.879           17,815
                                                       2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.215          1.423               --
                                                       2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.668          1.907           50,748
                                                       2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.094          1.357               --
                                                       2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.664          1.789           68,708
                                                       2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.907          0.896               --
                                                       2008      1.237          0.907               --
                                                       2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.582          1.755               --
                                                       2009      1.177          1.582               --
                                                       2008      1.471          1.177               --
                                                       2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.794          0.911            2,552
                                                       2009      0.684          0.794            2,667
                                                       2008      1.095          0.684            2,777
                                                       2007      1.075          1.095            2,929
                                                       2006      1.001          1.075            3,047

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.785          0.965           40,877
                                                       2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.403          2.912           29,842
                                                       2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.262          1.337           77,187
                                                       2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.378          1.462          282,181
                                                       2009      1.240          1.378          243,927

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.282          1.461               --
                                                       2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.379          1.516           57,729
                                                       2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.831          0.977          127,384
                                                       2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.253          1.411               --
                                                       2009      1.007          1.253               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.396          1.577           10,056
                                                       2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.164          1.236           49,107
                                                       2009      1.084          1.164           52,184
                                                       2008      1.146          1.084           55,792
                                                       2007      1.100          1.146           35,083
                                                       2006      1.061          1.100           18,196

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.052          1.131               --
                                                       2009      0.909          1.052               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.013          1.190           26,522
                                                       2009      0.806          1.013           27,245

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.035          1.015               --
                                                       2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.104          1.213               --
                                                       2009      0.854          1.104               --
                                                       2008      1.387          0.854               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.062          1.191           44,181
                                                       2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.933          1.035           92,599
                                                       2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.865          0.973          259,722
                                                       2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.172          1.315            1,299
                                                       2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.231          1.326          107,144
                                                       2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.146          1.252           37,381
                                                       2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.872          0.991           75,482
                                                       2009      0.636          0.872          119,471
                                                       2008      1.092          0.636          125,771
                                                       2007      1.048          1.092          153,162
                                                       2006      0.996          1.048          141,496

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.064          1.405            1,102
                                                       2009      0.783          1.064            1,151
                                                       2008      1.195          0.783            1,199

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145           18,491

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.093          1.135               --
                                                       2009      1.067          1.093               --
                                                       2008      1.091          1.067               --
                                                       2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309           16,141
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073           18,568
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      1.005          0.974               --
                                                       2008      1.598          1.005               --
                                                       2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.824          0.843               --
                                                       2008      1.477          0.824               --
                                                       2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --





             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.194          1.141                --
                                                       2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.970          0.915                --
                                                       2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.310          1.501            29,667
                                                       2009      0.987          1.310            41,555
                                                       2008      1.758          0.987            50,351
                                                       2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.103          1.275                --
                                                       2009      0.829          1.103                --
                                                       2008      1.443          0.829                --
                                                       2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.202                --
                                                       2009      0.964          1.187                --
                                                       2008      1.387          0.964             4,621
                                                       2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.023          1.246            17,291
                                                       2009      0.665          1.023            17,308
                                                       2008      1.212          0.665            23,725
                                                       2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.173          1.103                --
                                                       2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.370          1.317         1,574,995

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.412          1.458           952,825

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.351          1.348           587,902

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.115          1.225                --
                                                       2009      0.927          1.115                --
                                                       2008      1.264          0.927                --
                                                       2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.403          1.350                --
                                                       2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.500          1.708            40,978
                                                       2009      1.039          1.500            55,012
                                                       2008      1.397          1.039            67,549
                                                       2007      1.388          1.397           131,342
                                                       2006      1.321          1.388           211,798

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.905          0.894                --
                                                       2008      1.235          0.905                --
                                                       2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.480          1.641            29,133
                                                       2009      1.102          1.480            87,779
                                                       2008      1.378          1.102            96,720
                                                       2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.793          0.909           121,728
                                                       2009      0.683          0.793           170,212
                                                       2008      1.094          0.683           168,060
                                                       2007      1.074          1.094           224,390
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.980          1.103            87,047
                                                       2009      0.787          0.980           166,996

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.205          1.279             2,306
                                                       2009      1.123          1.205             2,329
                                                       2008      1.187          1.123             3,620
                                                       2007      1.140          1.187            30,422
                                                       2006      1.101          1.140                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.049          1.127                --
                                                       2009      0.907          1.049                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.905          0.993            15,780
                                                       2009      0.700          0.905            15,787
                                                       2008      1.137          0.700            15,795

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.816          1.076             1,499
                                                       2009      0.601          0.816            42,612
                                                       2008      0.917          0.601            44,019

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.090          1.132             2,364
                                                       2009      1.065          1.090             2,195
                                                       2008      1.089          1.065            16,951
                                                       2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           250,936
                                                       2004      1.187          1.284           225,563
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (3/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      1.000          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.786          0.762                --
                                                       2008      1.250          0.786           187,248
                                                       2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.614          0.629                --
                                                       2008      1.102          0.614             1,983
                                                       2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.399          1.337                --
                                                       2007      1.334          1.399                --
                                                       2006      1.169          1.334                --
                                                       2005      1.144          1.169                --
                                                       2004      1.112          1.144                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.148          1.082                --
                                                       2007      1.318          1.148                --
                                                       2006      1.297          1.318                --
                                                       2005      1.252          1.297                --
                                                       2004      1.148          1.252                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.371          1.570                --
                                                       2009      1.033          1.371                --
                                                       2008      1.842          1.033                --
                                                       2007      1.603          1.842                --
                                                       2006      1.469          1.603                --
                                                       2005      1.286          1.469                --
                                                       2004      1.141          1.286                --
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.152          1.331                --
                                                       2009      0.867          1.152                --
                                                       2008      1.509          0.867                --
                                                       2007      1.444          1.509                --
                                                       2006      1.295          1.444                --
                                                       2005      1.096          1.295                --
                                                       2004      1.105          1.096                --
                                                       2003      1.000          1.105                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057                --
                                                       2004      1.000          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.204          1.241                --
                                                       2005      1.142          1.204                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.458          1.476                --
                                                       2009      1.185          1.458                --
                                                       2008      1.705          1.185                --
                                                       2007      1.431          1.705                --
                                                       2006      1.374          1.431                --
                                                       2005      1.249          1.374                --
                                                       2004      1.117          1.249                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.368          1.666                --
                                                       2009      0.890          1.368                --
                                                       2008      1.623          0.890                --
                                                       2007      1.362          1.623                --
                                                       2006      1.290          1.362                --
                                                       2005      1.181          1.290                --
                                                       2004      1.199          1.181                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.494          1.405                --
                                                       2007      1.395          1.494                --
                                                       2006      1.208          1.395                --
                                                       2005      1.168          1.208                --
                                                       2004      1.141          1.168                --
                                                       2003      1.000          1.141                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.473          1.415           271,599

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.409          1.453           124,725

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.510          1.441           233,632

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.252          1.250            48,526

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.112          1.221                --
                                                       2009      0.924          1.112                --
                                                       2008      1.262          0.924                --
                                                       2007      1.162          1.262                --
                                                       2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.203          1.251                --
                                                       2006      1.179          1.203                --
                                                       2005      1.144          1.179                --
                                                       2004      1.162          1.144                --
                                                       2003      1.000          1.162                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.432          1.480                --
                                                       2006      1.316          1.432                --
                                                       2005      1.223          1.316                --
                                                       2004      1.145          1.223                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.334          1.391                --
                                                       2006      1.212          1.334                --
                                                       2005      1.194          1.212                --
                                                       2004      1.125          1.194                --
                                                       2003      1.000          1.125                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091                --
                                                       2004      1.000          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.581          1.522                --
                                                       2007      1.523          1.581                --
                                                       2006      1.604          1.523                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.374          1.563                --
                                                       2009      0.952          1.374                --
                                                       2008      1.281          0.952                --
                                                       2007      1.273          1.281                --
                                                       2006      1.212          1.273                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.903          0.891                --
                                                       2008      1.233          0.903                --
                                                       2007      1.184          1.233                --
                                                       2006      1.124          1.184                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.408          1.560                --
                                                       2009      1.048          1.408                --
                                                       2008      1.312          1.048                --
                                                       2007      1.254          1.312                --
                                                       2006      1.201          1.254                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.791          0.906                --
                                                       2009      0.682          0.791                --
                                                       2008      1.093          0.682                --
                                                       2007      1.074          1.093                --
                                                       2006      1.001          1.074                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.133          1.274                --
                                                       2009      0.911          1.133                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.114          1.182                --
                                                       2009      1.039          1.114                --
                                                       2008      1.099          1.039                --
                                                       2007      1.056          1.099                --
                                                       2006      1.020          1.056                --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.046          1.124                --
                                                       2009      0.905          1.046                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.036          1.015           121,065
                                                       2009      1.054          1.036           151,660
                                                       2008      1.046          1.054            54,462
                                                       2007      1.017          1.046             9,494
                                                       2006      0.998          1.017                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.059          1.161                --
                                                       2009      0.819          1.059                --
                                                       2008      1.331          0.819                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.964          1.271                --
                                                       2009      0.710          0.964                --
                                                       2008      1.084          0.710                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184                --
                                                       2006      1.078          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.087          1.128                --
                                                       2009      1.062          1.087                --
                                                       2008      1.087          1.062                --
                                                       2007      1.062          1.087                --
                                                       2006      1.030          1.062                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998                --
                                                       2005      0.984          0.991                --
                                                       2004      0.994          0.984                --
                                                       2003      1.000          0.994                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.321                --
                                                       2005      1.069          1.107                --
                                                       2004      1.000          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.128          1.201                --
                                                       2005      1.148          1.128                --
                                                       2004      1.103          1.148                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.471          1.604                --
                                                       2005      1.336          1.471                --
                                                       2004      1.172          1.336                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.184          1.212                --
                                                       2005      1.179          1.184                --
                                                       2004      1.091          1.179                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.280          1.323                --
                                                       2005      1.241          1.280                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.031          1.020                --
                                                       2005      1.036          1.031                --
                                                       2004      1.024          1.036                --
                                                       2003      1.000          1.024                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070                --
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.910          0.881                --
                                                       2008      1.447          0.910                --
                                                       2007      1.513          1.447                --
                                                       2006      1.332          1.513                --
                                                       2005      1.306          1.332                --
                                                       2004      1.136          1.306                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.780          0.798                --
                                                       2008      1.400          0.780                --
                                                       2007      1.271          1.400                --
                                                       2006      1.216          1.271                --
                                                       2005      1.151          1.216                --
                                                       2004      1.133          1.151                --
                                                       2003      1.000          1.133                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364           162,251
                                                       2004      1.144          1.213           149,299
                                                       2003      0.948          1.144             1,664
                                                       2002      1.000          0.948                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.798          1.967           467,725
                                                       2009      1.291          1.798           667,050
                                                       2008      2.142          1.291           807,737
                                                       2007      1.905          2.142         1,004,732
                                                       2006      1.616          1.905         1,114,790
                                                       2005      1.448          1.616         1,124,175
                                                       2004      1.303          1.448           898,634
                                                       2003      0.984          1.303            91,690
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.429          1.660         1,343,605
                                                       2009      1.047          1.429         1,799,363
                                                       2008      1.910          1.047         2,132,885
                                                       2007      1.737          1.910         2,575,192
                                                       2006      1.611          1.737         2,907,300
                                                       2005      1.416          1.611         2,977,854
                                                       2004      1.286          1.416         2,427,929
                                                       2003      0.960          1.286           170,165
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.276          1.391           966,366
                                                       2009      0.993          1.276         1,352,963
                                                       2008      1.633          0.993         1,744,913
                                                       2007      1.588          1.633         2,466,987
                                                       2006      1.409          1.588         2,699,756
                                                       2005      1.360          1.409         2,772,030
                                                       2004      1.259          1.360         2,235,097
                                                       2003      0.971          1.259           211,761
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602           112,562
                                                       2004      1.184          1.385            33,944
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779           360,501
                                                       2004      1.319          1.696           318,291
                                                       2003      1.005          1.319            42,691
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.446          1.381                --
                                                       2007      1.379          1.446            68,132
                                                       2006      1.209          1.379            64,906
                                                       2005      1.184          1.209            65,260
                                                       2004      1.151          1.184            39,749
                                                       2003      0.971          1.151             1,366
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.255          1.183                --
                                                       2007      1.442          1.255           121,928
                                                       2006      1.420          1.442           120,708
                                                       2005      1.371          1.420           161,026
                                                       2004      1.258          1.371           114,385
                                                       2003      0.976          1.258            21,265
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294           509,102
                                                       2004      1.073          1.200           434,445
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           534,756
                                                       2004      1.067          1.198           404,010
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.490          1.705           266,667
                                                       2009      1.124          1.490           338,531
                                                       2008      2.003          1.124           427,449
                                                       2007      1.745          2.003           629,004
                                                       2006      1.600          1.745           700,546
                                                       2005      1.401          1.600           707,001
                                                       2004      1.243          1.401           475,352
                                                       2003      0.991          1.243            36,351
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.211          1.399             5,153
                                                       2009      0.912          1.211            18,848
                                                       2008      1.588          0.912            27,404
                                                       2007      1.520          1.588            39,158
                                                       2006      1.365          1.520            41,166
                                                       2005      1.155          1.365            41,623
                                                       2004      1.166          1.155            51,343
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.888          2.376           336,293
                                                       2009      1.380          1.888           462,226
                                                       2008      2.335          1.380           656,069
                                                       2007      2.069          2.335           907,113
                                                       2006      1.881          2.069           966,406
                                                       2005      1.628          1.881           921,710
                                                       2004      1.334          1.628           736,858
                                                       2003      0.986          1.334            43,499
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           480,845
                                                       2004      1.218          1.342           341,109
                                                       2003      0.994          1.218            66,842
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.466          3.148                --
                                                       2007      2.750          3.466           266,910
                                                       2006      2.193          2.750           301,415
                                                       2005      1.759          2.193           298,025
                                                       2004      1.441          1.759           206,913
                                                       2003      1.000          1.441            62,270

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.682          1.785           194,907
                                                       2009      1.254          1.682           250,919
                                                       2008      2.150          1.254           240,039
                                                       2007      1.903          2.150           274,770
                                                       2006      1.601          1.903           253,240
                                                       2005      1.484          1.601           228,682
                                                       2004      1.279          1.484           188,826
                                                       2003      0.989          1.279            18,112
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           709,630
                                                       2004      1.263          1.434           617,524
                                                       2003      0.976          1.263           166,521
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056           189,600
                                                       2004      1.000          1.065            67,343

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236            19,615
                                                       2004      1.106          1.173            19,624
                                                       2003      0.994          1.106             5,328
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.589          1.608                --
                                                       2009      1.292          1.589                --
                                                       2008      1.860          1.292                --
                                                       2007      1.562          1.860                --
                                                       2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.540          1.875            20,948
                                                       2009      1.003          1.540            20,979
                                                       2008      1.829          1.003            14,227
                                                       2007      1.536          1.829            27,896
                                                       2006      1.455          1.536            44,875
                                                       2005      1.332          1.455            46,971
                                                       2004      1.354          1.332            42,662
                                                       2003      0.944          1.354            29,485
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.549          1.457                --
                                                       2007      1.447          1.549             8,023
                                                       2006      1.254          1.447             8,023
                                                       2005      1.213          1.254             8,023
                                                       2004      1.186          1.213             8,023
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           330,331
                                                       2004      1.329          1.495           295,348
                                                       2003      1.000          1.329            13,380

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.196          1.463           274,899
                                                       2009      0.908          1.196           315,660
                                                       2008      1.557          0.908           366,536
                                                       2007      1.621          1.557           399,942

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.276          1.406            85,358
                                                       2009      1.068          1.276            92,487
                                                       2008      1.543          1.068            41,593
                                                       2007      1.496          1.543            48,045

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.267          1.446           221,528
                                                       2009      1.001          1.267           257,137
                                                       2008      1.613          1.001           280,129
                                                       2007      1.690          1.613           368,776

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.247          1.341            41,998
                                                       2009      0.895          1.247            48,426
                                                       2008      1.458          0.895            77,489
                                                       2007      1.462          1.458           124,871

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.263          1.354            49,399
                                                       2009      1.037          1.263           126,146
                                                       2008      1.646          1.037           132,865
                                                       2007      1.619          1.646           199,346
                                                       2006      1.398          1.619           265,093
                                                       2005      1.341          1.398           275,119
                                                       2004      1.241          1.341           185,782
                                                       2003      0.958          1.241             2,898
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.575          1.930           129,019
                                                       2009      1.127          1.575           167,094
                                                       2008      1.943          1.127           181,287
                                                       2007      1.804          1.943           228,468
                                                       2006      1.635          1.804           250,590
                                                       2005      1.592          1.635           237,831
                                                       2004      1.413          1.592           234,884
                                                       2003      0.970          1.413            24,400
                                                       2002      1.000          0.970                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.942          0.915                --
                                                       2008      1.540          0.942           491,107
                                                       2007      1.499          1.540           597,863
                                                       2006      1.331          1.499           717,839
                                                       2005      1.304          1.331           775,963
                                                       2004      1.209          1.304           805,051
                                                       2003      0.967          1.209           192,134
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.109          1.217                --
                                                       2009      0.922          1.109                --
                                                       2008      1.260          0.922                --
                                                       2007      1.161          1.260             2,933
                                                       2006      1.101          1.161             5,104
                                                       2005      1.078          1.101                --
                                                       2004      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.886          0.947           214,324
                                                       2009      0.771          0.886           234,333
                                                       2008      1.000          0.771           234,749
                                                       2007      1.008          1.000           480,246
                                                       2006      0.989          1.008           509,516
                                                       2005      0.987          0.989           537,016
                                                       2004      0.997          0.987           430,649
                                                       2003      1.000          0.997            18,897

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.630          1.707                --
                                                       2006      1.410          1.630           376,900
                                                       2005      1.385          1.410           341,534
                                                       2004      1.306          1.385           340,204
                                                       2003      0.960          1.306            61,870
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.461                --
                                                       2006      1.377          1.405           147,482
                                                       2005      1.337          1.377           161,654
                                                       2004      1.359          1.337           123,908
                                                       2003      0.961          1.359             3,996
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.625          1.680                --
                                                       2006      1.495          1.625           389,361
                                                       2005      1.390          1.495           410,185
                                                       2004      1.302          1.390           309,088
                                                       2003      0.949          1.302            37,229
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.459          1.521                --
                                                       2006      1.326          1.459            21,787
                                                       2005      1.307          1.326            21,425
                                                       2004      1.232          1.307            14,500
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.584          1.643                --
                                                       2006      1.380          1.584           555,965
                                                       2005      1.365          1.380           538,683
                                                       2004      1.238          1.365           413,218
                                                       2003      1.000          1.238            24,805

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.771          1.948                --
                                                       2006      1.612          1.771           656,153
                                                       2005      1.522          1.612           818,793
                                                       2004      1.253          1.522           673,192
                                                       2003      1.000          1.253            30,096

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090            31,949
                                                       2004      1.000          1.073            29,686

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.722          1.657                --
                                                       2007      1.659          1.722           260,906
                                                       2006      1.749          1.659           325,531

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.509          1.717           134,929
                                                       2009      1.046          1.509           190,924
                                                       2008      1.409          1.046           238,976
                                                       2007      1.401          1.409           399,415
                                                       2006      1.334          1.401           317,372

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.605          1.680                --
                                                       2006      1.521          1.605           233,191

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.197          1.319           112,246
                                                       2009      1.026          1.197           150,094
                                                       2008      1.672          1.026           182,224
                                                       2007      1.666          1.672           224,516

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.767          0.873           369,741
                                                       2009      0.580          0.767           476,857
                                                       2008      1.014          0.580           530,671
                                                       2007      1.216          1.014           618,920
                                                       2006      1.003          1.216           674,985

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.206          1.411            19,243
                                                       2009      0.955          1.206            17,197
                                                       2008      1.304          0.955            13,838
                                                       2007      1.346          1.304            21,953
                                                       2006      1.267          1.346            13,947

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.650          1.884           167,810
                                                       2009      1.084          1.650           290,317
                                                       2008      1.869          1.084           351,542
                                                       2007      1.926          1.869           301,204
                                                       2006      1.755          1.926           365,013

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.087          1.345            20,494
                                                       2009      0.827          1.087            21,878
                                                       2008      1.377          0.827            23,838
                                                       2007      1.263          1.377            31,704
                                                       2006      1.277          1.263            15,782

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.646          1.767            34,340
                                                       2009      1.175          1.646           103,546
                                                       2008      2.064          1.175            98,521
                                                       2007      1.617          2.064           111,010
                                                       2006      1.583          1.617           128,957

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.888          1.067             3,199
                                                       2009      0.663          0.888                 0
                                                       2008      1.054          0.663             1,849
                                                       2008      1.098          1.054             4,846
                                                       2007      1.244          1.098             4,846

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.901          0.889                --
                                                       2008      1.231          0.901            31,045
                                                       2007      1.183          1.231            32,551
                                                       2006      1.123          1.183            32,782

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.565          1.734           164,788
                                                       2009      1.166          1.565           279,581
                                                       2008      1.460          1.166           294,613
                                                       2007      1.396          1.460           266,003
                                                       2006      1.337          1.396           279,142

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.790          0.904           632,879
                                                       2009      0.681          0.790           998,967
                                                       2008      1.093          0.681         1,157,543
                                                       2007      1.074          1.093         1,434,863
                                                       2006      1.001          1.074           935,967

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.780          0.959           433,301
                                                       2009      0.630          0.780           576,752
                                                       2008      1.051          0.630           652,363
                                                       2007      1.068          1.051         1,026,474
                                                       2006      1.002          1.068            36,511

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.873          0.828                --
                                                       2008      1.555          0.873           213,795
                                                       2007      1.420          1.555           200,569
                                                       2006      1.443          1.420           211,158

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.379          2.879           114,351
                                                       2009      1.439          2.379           161,279
                                                       2008      3.152          1.439           180,092

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.595          1.739             5,923
                                                       2009      1.239          1.595             9,612
                                                       2008      2.196          1.239            15,295
                                                       2007      2.099          2.196            74,269

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.250          1.321           356,957
                                                       2009      1.079          1.250           428,520
                                                       2008      1.181          1.079           558,929
                                                       2007      1.119          1.181           695,624

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.364          1.444           843,678
                                                       2009      1.228          1.364         1,020,095

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.270          1.444             8,092
                                                       2009      1.047          1.270             9,799
                                                       2008      1.593          1.047             9,832
                                                       2007      1.550          1.593            15,237
                                                       2006      1.447          1.550            15,225

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.258                --
                                                       2006      1.089          1.142            14,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.367          1.501           366,502
                                                       2009      1.049          1.367           423,216
                                                       2008      1.201          1.049           385,457
                                                       2007      1.151          1.201           369,263
                                                       2006      1.115          1.151           293,766

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.827          0.970           784,965
                                                       2009      0.668          0.827         1,052,518
                                                       2008      0.973          0.668         1,233,403
                                                       2007      1.025          0.973         1,748,888
                                                       2006      1.003          1.025         1,175,250

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.240          1.394           216,571
                                                       2009      0.997          1.240           304,995

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.382          1.558            66,894
                                                       2009      0.946          1.382           124,553
                                                       2008      1.782          0.946           142,050
                                                       2007      1.512          1.782           196,413
                                                       2006      1.554          1.512           225,830

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.151          1.221           178,307
                                                       2009      1.075          1.151           423,853
                                                       2008      1.137          1.075           401,784
                                                       2007      1.093          1.137           621,001
                                                       2006      1.056          1.093           308,140

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.044          1.120            17,966
                                                       2009      0.903          1.044            32,238

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.002          1.175           188,309
                                                       2009      0.799          1.002           273,349

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.024          1.003           162,105
                                                       2009      1.042          1.024           481,461
                                                       2008      1.035          1.042         1,925,943
                                                       2007      1.007          1.035         1,651,959
                                                       2006      0.988          1.007           984,279

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.093          1.198            75,983
                                                       2009      0.846          1.093            66,317
                                                       2008      1.376          0.846            65,927

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.778                --
                                                       2008      1.382          0.747            64,999
                                                       2007      1.359          1.382            97,383
                                                       2006      1.345          1.359           104,175

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.051          1.177           239,973
                                                       2009      0.882          1.051           267,297
                                                       2008      1.477          0.882           287,702
                                                       2007      1.450          1.477           369,177
                                                       2006      1.419          1.450           392,755

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.801          0.907            76,513
                                                       2009      0.622          0.801            76,513
                                                       2008      1.068          0.622           155,480
                                                       2007      1.056          1.068           534,814
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.061          1.143           169,325
                                                       2009      0.899          1.061           153,984
                                                       2008      1.073          0.899           307,678
                                                       2007      1.039          1.073            28,996
                                                       2006      1.001          1.039            28,996

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.996          1.087            41,575
                                                       2009      0.823          0.996           144,977
                                                       2008      1.072          0.823           314,849
                                                       2007      1.045          1.072            40,513
                                                       2006      1.002          1.045            40,513

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.928          1.028           272,771
                                                       2009      0.749          0.928           333,514
                                                       2008      1.073          0.749           381,024
                                                       2007      1.051          1.073           770,223
                                                       2006      1.002          1.051           623,831

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.861          0.966            92,467
                                                       2009      0.681          0.861           301,501
                                                       2008      1.073          0.681           118,754
                                                       2007      1.055          1.073           255,664
                                                       2006      1.002          1.055           265,171

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.160          1.300           197,597
                                                       2009      0.946          1.160           484,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.218          1.310           978,258
                                                       2009      1.051          1.218         1,521,553
                                                       2008      1.383          1.051         2,168,658
                                                       2007      1.356          1.383         2,697,619
                                                       2006      1.274          1.356         2,763,417

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.137          1.239            96,631
                                                       2009      0.961          1.137           132,558
                                                       2008      1.455          0.961           171,510
                                                       2007      1.382          1.455           292,382
                                                       2006      1.255          1.382           301,347

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.867          0.984         1,038,456
                                                       2009      0.634          0.867         1,317,813
                                                       2008      1.089          0.634         1,413,859
                                                       2007      1.047          1.089         1,702,931
                                                       2006      0.996          1.047         1,795,779

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.904          1.033           142,085
                                                       2009      0.646          0.904           168,942
                                                       2008      1.137          0.646           185,092
                                                       2007      1.065          1.137           116,999
                                                       2006      0.998          1.065           208,859

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.053          1.388            55,403
                                                       2009      0.776          1.053            82,666
                                                       2008      1.185          0.776           107,073

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.077          1.140           178,676

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.084          1.124            39,007
                                                       2009      1.060          1.084           109,079
                                                       2008      1.085          1.060           119,310
                                                       2007      1.061          1.085           143,127
                                                       2006      1.029          1.061           137,679

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           924,728
                                                       2004      0.986          0.975           422,863
                                                       2003      0.999          0.986           477,541
                                                       2002      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106            85,466
                                                       2004      1.000          1.068            63,559

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.095          1.114                --
                                                       2006      1.110          1.095           746,906
                                                       2005      1.111          1.110           689,777
                                                       2004      1.043          1.111           373,901
                                                       2003      1.000          1.043             6,497

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.188          1.225                --
                                                       2008      1.158          1.188         1,102,385
                                                       2007      1.088          1.158         1,341,831
                                                       2006      1.071          1.088         1,443,055
                                                       2005      1.068          1.071         1,609,764
                                                       2004      1.040          1.068         1,251,034
                                                       2003      1.012          1.040            79,910
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.953          2.110                --
                                                       2006      1.562          1.953            77,002
                                                       2005      1.422          1.562            78,315
                                                       2004      1.251          1.422            67,769
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.125          2.266                --
                                                       2006      1.851          2.125           391,043
                                                       2005      1.767          1.851           414,038
                                                       2004      1.431          1.767           365,769
                                                       2003      0.977          1.431            93,868
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357           211,467
                                                       2004      1.224          1.275           164,673
                                                       2003      0.967          1.224            13,256
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           310,813
                                                       2004      1.230          1.280           262,405
                                                       2003      0.995          1.230             5,021
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604           324,426
                                                       2004      1.279          1.458           265,932
                                                       2003      0.977          1.279           130,786
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           459,819
                                                       2004      1.230          1.323           391,215
                                                       2003      0.958          1.230            36,353
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           355,278
                                                       2004      1.202          1.299           281,780
                                                       2003      1.003          1.202            44,036
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362           135,406
                                                       2004      1.221          1.321           113,005
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            53,718
                                                       2004      1.179          1.230            93,111
                                                       2003      0.967          1.179             2,446
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019                --
                                                       2005      1.000          1.017            28,480

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051           207,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084           244,231

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046                --
                                                       2005      1.000          1.028            38,806

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           228,582
                                                       2004      1.154          1.309           190,108
                                                       2003      0.973          1.154             6,398
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.472          1.554                --
                                                       2005      1.459          1.472           266,741
                                                       2004      1.306          1.459           168,327
                                                       2003      0.974          1.306            16,281
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.236          1.274                --
                                                       2005      1.226          1.236         2,733,449
                                                       2004      1.124          1.226         2,342,241
                                                       2003      0.986          1.124           192,774
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255                --
                                                       2005      1.117          1.163           184,079
                                                       2004      1.000          1.117            25,622

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           375,137
                                                       2004      1.260          1.428           316,110
                                                       2003      1.001          1.260             8,954
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366            18,039
                                                       2004      1.211          1.317            11,668
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106           319,509
                                                       2004      1.000          1.090           156,625

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           418,727
                                                       2004      1.062          1.073           360,483
                                                       2003      1.014          1.062            44,650
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            46,788
                                                       2004      1.258          1.357            45,845
                                                       2003      0.969          1.258            18,537
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277                --
                                                       2005      1.000          1.111             6,163

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.000          1.107             5,434

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069           134,885
                                                       2004      1.000          1.047            29,837

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.996          0.965                --
                                                       2008      1.586          0.996           342,592
                                                       2007      1.659          1.586           508,515
                                                       2006      1.461          1.659           668,128
                                                       2005      1.433          1.461           691,668
                                                       2004      1.247          1.433           522,754
                                                       2003      0.974          1.247             6,856
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.817          0.835                --
                                                       2008      1.466          0.817             3,872
                                                       2007      1.332          1.466             3,872
                                                       2006      1.275          1.332             3,872
                                                       2005      1.207          1.275             3,872
                                                       2004      1.188          1.207             3,872
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.633          1.785           24,566
                                                       2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.272          1.477          173,263
                                                       2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.158          1.262           82,065
                                                       2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.393          1.330               --
                                                       2007      1.329          1.393               --
                                                       2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.143          1.077               --
                                                       2007      1.314          1.143               --
                                                       2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.362          1.558               --
                                                       2009      1.028          1.362               --
                                                       2008      1.834          1.028               --
                                                       2007      1.598          1.834               --
                                                       2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.145          1.321               --
                                                       2009      0.862          1.145               --
                                                       2008      1.502          0.862               --
                                                       2007      1.439          1.502               --
                                                       2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.689          2.124              980
                                                       2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      1.000          1.064               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.449          1.466               --
                                                       2009      1.178          1.449               --
                                                       2008      1.697          1.178               --
                                                       2007      1.426          1.697               --
                                                       2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.359          1.654               --
                                                       2009      0.886          1.359               --
                                                       2008      1.616          0.886               --
                                                       2007      1.358          1.616               --
                                                       2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.487          1.398               --
                                                       2007      1.390          1.487               --
                                                       2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.081          1.322           22,441
                                                       2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.467          1.409           42,528

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.195          1.317           65,721
                                                       2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.404          1.447          239,495

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.063          1.142            3,566
                                                       2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.248          1.244            3,583

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.163          1.246           14,139
                                                       2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.373          1.682               --
                                                       2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.106          1.213               --
                                                       2009      0.920          1.106               --
                                                       2008      1.257          0.920               --
                                                       2007      1.159          1.257               --
                                                       2006      1.100          1.159               --
                                                       2005      1.077          1.100               --
                                                       2004      1.000          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.884          0.944               --
                                                       2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.199          1.247               --
                                                       2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.427          1.474               --
                                                       2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.329          1.386               --
                                                       2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.574          1.514               --
                                                       2007      1.518          1.574               --
                                                       2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.365          1.552               --
                                                       2009      0.947          1.365               --
                                                       2008      1.276          0.947               --
                                                       2007      1.269          1.276               --
                                                       2006      1.209          1.269               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.127          1.241               --
                                                       2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.765          0.871              501
                                                       2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.203          1.407               --
                                                       2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.512          1.725            1,457
                                                       2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.084          1.341               --
                                                       2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.586          1.702               --
                                                       2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.899          0.887               --
                                                       2008      1.228          0.899               --
                                                       2007      1.181          1.228               --
                                                       2006      1.122          1.181               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.399          1.549               --
                                                       2009      1.043          1.399               --
                                                       2008      1.306          1.043               --
                                                       2007      1.250          1.306               --
                                                       2006      1.198          1.250               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.788          0.902               --
                                                       2009      0.681          0.788               --
                                                       2008      1.092          0.681               --
                                                       2007      1.073          1.092               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.779          0.956           44,673
                                                       2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.078          2.513              271
                                                       2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.249          1.320           27,563
                                                       2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.339          1.417           91,376
                                                       2009      1.206          1.339           47,751

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.178          1.339            1,941
                                                       2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.363          1.496            3,072
                                                       2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.825          0.968          152,990
                                                       2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.126          1.265               --
                                                       2009      0.906          1.126               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.193          1.344            3,229
                                                       2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.107          1.173               --
                                                       2009      1.033          1.107               --
                                                       2008      1.094          1.033               --
                                                       2007      1.052          1.094               --
                                                       2006      1.017          1.052               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.041          1.116               --
                                                       2009      0.900          1.041               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.951          1.115               --
                                                       2009      0.758          0.951               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.030          1.007               --
                                                       2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.052          1.152               --
                                                       2009      0.815          1.052               --
                                                       2008      1.325          0.815               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.964          1.079            5,854
                                                       2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.799          0.905               --
                                                       2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.059          1.140               --
                                                       2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.994          1.085               --
                                                       2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.926          1.025               --
                                                       2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.859          0.964               --
                                                       2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.080          1.210               --
                                                       2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.164          1.251           65,382
                                                       2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.133          1.235               --
                                                       2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.865          0.981               --
                                                       2009      0.633          0.865               --
                                                       2008      1.088          0.633               --
                                                       2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.902          1.030               --
                                                       2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.958          1.262               --
                                                       2009      0.706          0.958               --
                                                       2008      1.079          0.706               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180               --
                                                       2006      1.076          1.139               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.081          1.120               --
                                                       2009      1.057          1.081               --
                                                       2008      1.083          1.057               --
                                                       2007      1.060          1.083               --
                                                       2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      1.000          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      1.000          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.905          0.876               --
                                                       2008      1.441          0.905               --
                                                       2007      1.508          1.441               --
                                                       2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.776          0.794               --
                                                       2008      1.394          0.776               --
                                                       2007      1.267          1.394               --
                                                       2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.438          1.374                 --
                                                       2007      1.373          1.438            298,656
                                                       2006      1.206          1.373            397,978
                                                       2005      1.181          1.206            391,653
                                                       2004      1.150          1.181            322,804
                                                       2003      0.971          1.150            188,469
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.249          1.177                 --
                                                       2007      1.437          1.249            268,359
                                                       2006      1.416          1.437            313,175
                                                       2005      1.369          1.416            377,046
                                                       2004      1.257          1.369            311,733
                                                       2003      0.976          1.257            231,835
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.479          1.691            711,084
                                                       2009      1.117          1.479            835,808
                                                       2008      1.993          1.117            879,496
                                                       2007      1.738          1.993          1,772,730
                                                       2006      1.595          1.738          2,182,747
                                                       2005      1.398          1.595          2,061,509
                                                       2004      1.242          1.398          1,531,588
                                                       2003      0.991          1.242            910,082
                                                       2002      1.000          0.991                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.203          1.388              3,808
                                                       2009      0.906          1.203              3,821
                                                       2008      1.580          0.906             11,037
                                                       2007      1.514          1.580             39,535
                                                       2006      1.361          1.514             74,317
                                                       2005      1.153          1.361            130,669
                                                       2004      1.164          1.153            116,084
                                                       2003      0.953          1.164             85,921
                                                       2002      1.000          0.953                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054            144,872
                                                       2004      1.000          1.064             31,644

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232          1,000,058
                                                       2004      1.105          1.170          1,007,817
                                                       2003      0.994          1.105            761,916
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.578          1.596                 --
                                                       2009      1.284          1.578              7,976
                                                       2008      1.850          1.284              8,431
                                                       2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.529          1.860             23,191
                                                       2009      0.997          1.529             26,563
                                                       2008      1.819          0.997             37,835
                                                       2007      1.529          1.819             41,665
                                                       2006      1.450          1.529             51,633
                                                       2005      1.330          1.450             70,170
                                                       2004      1.352          1.330             54,392
                                                       2003      0.944          1.352             41,727
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.541          1.449                 --
                                                       2007      1.441          1.541             65,551
                                                       2006      1.250          1.441             89,928
                                                       2005      1.211          1.250            138,407
                                                       2004      1.185          1.211            135,271
                                                       2003      0.980          1.185            198,223
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.614          1.549         16,790,158

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.490          1.535          7,070,990

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.455          1.451          5,938,566

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.102          1.209             61,224
                                                       2009      0.918          1.102             61,224
                                                       2008      1.255          0.918             61,224
                                                       2007      1.158          1.255             61,224
                                                       2006      1.099          1.158             61,224
                                                       2005      1.077          1.099             44,664
                                                       2004      1.000          1.077             37,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399            221,919
                                                       2005      1.334          1.373            240,936
                                                       2004      1.358          1.334            236,815
                                                       2003      0.961          1.358            179,718
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            410,208
                                                       2005      1.387          1.491            570,991
                                                       2004      1.300          1.387            576,176
                                                       2003      0.949          1.300            503,329
                                                       2002      1.000          0.949                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             68,458
                                                       2005      1.304          1.322             76,362
                                                       2004      1.231          1.304             80,237
                                                       2003      0.967          1.231             66,312
                                                       2002      1.000          0.967                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089            139,374
                                                       2004      1.000          1.072             15,056

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.713          1.648                 --
                                                       2007      1.652          1.713            180,514
                                                       2006      1.743          1.652            228,846

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.499          1.703            453,313
                                                       2009      1.040          1.499            523,878
                                                       2008      1.402          1.040            629,813
                                                       2007      1.395          1.402            858,402
                                                       2006      1.330          1.395            881,687

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.896          0.885                 --
                                                       2008      1.226          0.896            106,858
                                                       2007      1.179          1.226            101,276
                                                       2006      1.121          1.179             65,479

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.554          1.720            923,603
                                                       2009      1.159          1.554          1,036,281
                                                       2008      1.453          1.159          1,205,645
                                                       2007      1.391          1.453          1,770,880
                                                       2006      1.333          1.391          2,140,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.787          0.900          1,727,893
                                                       2009      0.680          0.787          2,114,384
                                                       2008      1.091          0.680          2,607,065
                                                       2007      1.073          1.091          3,491,053
                                                       2006      1.001          1.073          2,072,174

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.231          1.383            652,706
                                                       2009      0.991          1.231            741,888

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.143          1.211            599,358
                                                       2009      1.068          1.143            726,040
                                                       2008      1.131          1.068            768,685
                                                       2007      1.089          1.131          1,228,697
                                                       2006      1.052          1.089            378,941

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.038          1.112             71,441
                                                       2009      0.898          1.038             85,678

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.085          1.188            243,801
                                                       2009      0.841          1.085            258,420
                                                       2008      1.368          0.841            294,964

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.046          1.377            130,908
                                                       2009      0.772          1.046            177,556
                                                       2008      1.179          0.772            216,413

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137            187,465

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.078          1.117             45,355
                                                       2009      1.055          1.078            164,292
                                                       2008      1.081          1.055             75,812
                                                       2007      1.058          1.081             49,091
                                                       2006      1.027          1.058             57,884

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104             57,587
                                                       2004      1.000          1.068              8,593

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          2,470,437
                                                       2004      1.229          1.277          2,374,115
                                                       2003      0.995          1.229            596,150
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            259,579
                                                       2004      1.278          1.455            254,423
                                                       2003      0.977          1.278            209,822
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300          1,087,695
                                                       2004      1.201          1.296            919,724
                                                       2003      1.003          1.201            516,662
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358            165,941
                                                       2004      1.220          1.318            158,630
                                                       2003      0.978          1.220            112,426
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064          1,139,958
                                                       2004      1.061          1.071          1,065,664
                                                       2003      1.014          1.061            543,097
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068             53,294
                                                       2004      1.000          1.046             16,481

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.990          0.958                 --
                                                       2008      1.578          0.990          1,007,476
                                                       2007      1.652          1.578          1,442,269
                                                       2006      1.456          1.652          1,904,003
                                                       2005      1.431          1.456          2,281,096
                                                       2004      1.246          1.431          2,030,623
                                                       2003      0.974          1.246          1,003,439
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.812          0.830                 --
                                                       2008      1.459          0.812             17,242
                                                       2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.199          1.145               --
                                                       2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.932          0.878               --
                                                       2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.046          1.195               --
                                                       2009      0.790          1.046               --
                                                       2008      1.411          0.790               --
                                                       2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.038          1.197               --
                                                       2009      0.782          1.038               --
                                                       2008      1.364          0.782               --
                                                       2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.189          1.203               --
                                                       2009      0.968          1.189               --
                                                       2008      1.396          0.968               --
                                                       2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.180          1.435               --
                                                       2009      0.770          1.180               --
                                                       2008      1.406          0.770               --
                                                       2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.280          1.203               --
                                                       2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.216          1.167               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.168          1.204               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.113          1.109               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.044          1.144               --
                                                       2009      0.869          1.044               --
                                                       2008      1.189          0.869               --
                                                       2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      1.000          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.169          1.125               --
                                                       2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.148          1.303               --
                                                       2009      0.797          1.148               --
                                                       2008      1.075          0.797               --
                                                       2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.836          0.825               --
                                                       2008      1.144          0.836               --
                                                       2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.233          1.364               --
                                                       2009      0.920          1.233               --
                                                       2008      1.154          0.920               --
                                                       2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.785          0.898               --
                                                       2009      0.679          0.785               --
                                                       2008      1.090          0.679               --
                                                       2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.867          0.974               --
                                                       2009      0.698          0.867               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.060          1.122               --
                                                       2009      0.991          1.060               --
                                                       2008      1.050          0.991               --
                                                       2007      1.011          1.050               --
                                                       2006      0.978          1.011               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      0.967          1.036               --
                                                       2009      0.837          0.967               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.904          0.989               --
                                                       2009      0.701          0.904               --
                                                       2008      1.140          0.701               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.779          1.026               --
                                                       2009      0.575          0.779               --
                                                       2008      0.880          0.575               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.004          1.040               --
                                                       2009      0.983          1.004               --
                                                       2008      1.008          0.983               --
                                                       2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (3/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.698          0.675               --
                                                       2008      1.113          0.698               --
                                                       2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.683          0.698               --
                                                       2008      1.228          0.683               --
                                                       2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.384          1.321                --
                                                       2007      1.322          1.384                --
                                                       2006      1.162          1.322                --
                                                       2005      1.140          1.162                --
                                                       2004      1.111          1.140                --
                                                       2003      1.000          1.111                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.135          1.069                --
                                                       2007      1.307          1.135             7,959
                                                       2006      1.289          1.307             7,889
                                                       2005      1.247          1.289             7,731
                                                       2004      1.147          1.247                --
                                                       2003      1.000          1.147                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.349          1.541            58,995
                                                       2009      1.020          1.349           133,879
                                                       2008      1.821          1.020           141,149
                                                       2007      1.590          1.821           114,282
                                                       2006      1.461          1.590           120,861
                                                       2005      1.282          1.461            70,187
                                                       2004      1.140          1.282             8,029
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.134          1.307                --
                                                       2009      0.855          1.134                --
                                                       2008      1.492          0.855                --
                                                       2007      1.432          1.492                --
                                                       2006      1.288          1.432                --
                                                       2005      1.092          1.288                --
                                                       2004      1.104          1.092                --
                                                       2003      1.000          1.104                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073                --
                                                       2005      1.063          1.052            20,924
                                                       2004      1.000          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.196          1.233                --
                                                       2005      1.138          1.196                --
                                                       2004      1.075          1.138                --
                                                       2003      1.000          1.075                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.435          1.451                --
                                                       2009      1.169          1.435                --
                                                       2008      1.686          1.169                --
                                                       2007      1.419          1.686                --
                                                       2006      1.366          1.419                --
                                                       2005      1.245          1.366                --
                                                       2004      1.116          1.245                --
                                                       2003      1.000          1.116                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.346          1.636                --
                                                       2009      0.878          1.346                --
                                                       2008      1.605          0.878                --
                                                       2007      1.351          1.605                --
                                                       2006      1.282          1.351                --
                                                       2005      1.177          1.282                --
                                                       2004      1.198          1.177                --
                                                       2003      1.000          1.198                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.477          1.388                --
                                                       2007      1.383          1.477                --
                                                       2006      1.201          1.383                --
                                                       2005      1.164          1.201                --
                                                       2004      1.140          1.164                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.459          1.400         2,144,900

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.396          1.438         1,055,670

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.241          1.236           482,503

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.096          1.201                --
                                                       2009      0.914          1.096                --
                                                       2008      1.251          0.914                --
                                                       2007      1.155          1.251                --
                                                       2006      1.098          1.155                --
                                                       2005      1.076          1.098                --
                                                       2004      1.000          1.076                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.193          1.240                --
                                                       2006      1.172          1.193                --
                                                       2005      1.140          1.172                --
                                                       2004      1.161          1.140                --
                                                       2003      1.000          1.161                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.419          1.466                --
                                                       2006      1.308          1.419            12,949
                                                       2005      1.219          1.308            13,099
                                                       2004      1.144          1.219             1,649
                                                       2003      1.000          1.144                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.322          1.378                --
                                                       2006      1.204          1.322                --
                                                       2005      1.190          1.204                --
                                                       2004      1.124          1.190                --
                                                       2003      1.000          1.124                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119                --
                                                       2005      1.071          1.087                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.564          1.504                --
                                                       2007      1.510          1.564             4,367
                                                       2006      1.594          1.510             4,491

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.352          1.535             4,056
                                                       2009      0.939          1.352            23,716
                                                       2008      1.267          0.939            28,750
                                                       2007      1.262          1.267            29,999
                                                       2006      1.204          1.262            17,174

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.892          0.880                --
                                                       2008      1.222          0.892                --
                                                       2007      1.176          1.222                --
                                                       2006      1.119          1.176                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.385          1.532                --
                                                       2009      1.034          1.385                --
                                                       2008      1.298          1.034                --
                                                       2007      1.244          1.298             1,331
                                                       2006      1.193          1.244             1,329

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.784          0.896            86,536
                                                       2009      0.678          0.784           118,953
                                                       2008      1.089          0.678           117,003
                                                       2007      1.072          1.089           153,982
                                                       2006      1.001          1.072            31,253

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.115          1.251            39,108
                                                       2009      0.898          1.115            40,332

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.096          1.160             1,072
                                                       2009      1.025          1.096             1,076
                                                       2008      1.087          1.025             1,080
                                                       2007      1.047          1.087             5,840
                                                       2006      1.013          1.047             1,088

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.032          1.105                --
                                                       2009      0.894          1.032                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.042          1.140                --
                                                       2009      0.808          1.042                --
                                                       2008      1.316          0.808                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.949          1.248             4,302
                                                       2009      0.701          0.949             4,722
                                                       2008      1.071          0.701             4,901

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175                --
                                                       2006      1.073          1.134            13,772

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.072          1.109                 0
                                                       2009      1.050          1.072             6,048
                                                       2008      1.077          1.050             5,328
                                                       2007      1.055          1.077            15,176
                                                       2006      1.025          1.055            15,673

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.313                --
                                                       2005      1.067          1.102            19,841
                                                       2004      1.000          1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.122          1.193                --
                                                       2005      1.144          1.122             1,385
                                                       2004      1.102          1.144               225
                                                       2003      1.000          1.102                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.463          1.594                --
                                                       2005      1.332          1.463             4,321
                                                       2004      1.171          1.332                --
                                                       2003      1.000          1.171                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.177          1.204                --
                                                       2005      1.175          1.177            16,918
                                                       2004      1.090          1.175               219
                                                       2003      1.000          1.090                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.272          1.314                --
                                                       2005      1.236          1.272                --
                                                       2004      1.145          1.236                --
                                                       2003      1.000          1.145                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.025          1.013                --
                                                       2005      1.032          1.025            21,132
                                                       2004      1.023          1.032               743
                                                       2003      1.000          1.023                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025                --
                                                       2005      1.046          1.066            15,246
                                                       2004      1.000          1.046                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.898          0.868                --
                                                       2008      1.431          0.898            49,461
                                                       2007      1.501          1.431            45,353
                                                       2006      1.324          1.501            46,303
                                                       2005      1.302          1.324            57,756
                                                       2004      1.135          1.302                --
                                                       2003      1.000          1.135                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.770          0.787                --
                                                       2008      1.385          0.770                --
                                                       2007      1.261          1.385                --
                                                       2006      1.209          1.261                --
                                                       2005      1.147          1.209                --
                                                       2004      1.131          1.147                --
                                                       2003      1.000          1.131                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.424          1.359                --
                                                       2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.237          1.164                --
                                                       2007      1.425          1.237            29,587
                                                       2006      1.407          1.425            28,456
                                                       2005      1.363          1.407            29,338
                                                       2004      1.254          1.363            17,501
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.459          1.664            36,800
                                                       2009      1.103          1.459            62,481
                                                       2008      1.973          1.103            64,381
                                                       2007      1.724          1.973            88,720
                                                       2006      1.585          1.724            80,377
                                                       2005      1.393          1.585           101,217
                                                       2004      1.239          1.393            69,583
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.186          1.366             8,502
                                                       2009      0.895          1.186             8,502
                                                       2008      1.564          0.895             8,502
                                                       2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050             4,730
                                                       2004      1.000          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.556          1.573                --
                                                       2009      1.269          1.556             1,896
                                                       2008      1.832          1.269             1,898
                                                       2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.508          1.830                --
                                                       2009      0.985          1.508                --
                                                       2008      1.801          0.985                --
                                                       2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.526          1.433                --
                                                       2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.600          1.534           650,353

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.477          1.520           600,774

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.443          1.436           163,477

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.090          1.193                --
                                                       2009      0.909          1.090                --
                                                       2008      1.246          0.909                --
                                                       2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --
                                                       2004      1.000          1.076                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.000          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.696          1.630                --
                                                       2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.478          1.676            29,733
                                                       2009      1.028          1.478            34,280
                                                       2008      1.388          1.028            56,433
                                                       2007      1.384          1.388            61,525
                                                       2006      1.321          1.384            57,810

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.888          0.876                --
                                                       2008      1.217          0.888                --
                                                       2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.532          1.692            25,697
                                                       2009      1.145          1.532            57,331
                                                       2008      1.438          1.145            70,487
                                                       2007      1.380          1.438            71,215
                                                       2006      1.324          1.380            76,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.781          0.892           207,026
                                                       2009      0.676          0.781           326,074
                                                       2008      1.087          0.676           408,775
                                                       2007      1.072          1.087           664,258
                                                       2006      1.001          1.072           243,560

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.214          1.361            67,873
                                                       2009      0.978          1.214            69,341

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.127          1.192            25,176
                                                       2009      1.055          1.127            25,181
                                                       2008      1.120          1.055            31,758
                                                       2007      1.080          1.120           135,085
                                                       2006      1.045          1.080            57,422

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.026          1.098                --
                                                       2009      0.889          1.026                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.070          1.169            12,966
                                                       2009      0.831          1.070            14,757
                                                       2008      1.354          0.831            14,042

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      1.031          1.355             6,037
                                                       2009      0.762          1.031            20,865
                                                       2008      1.167          0.762            23,574

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131             4,730

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.066          1.102            21,218
                                                       2009      1.045          1.066            24,909
                                                       2008      1.073          1.045            38,731
                                                       2007      1.053          1.073            86,594
                                                       2006      1.023          1.053            86,283

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100            12,321
                                                       2004      1.000          1.066             6,275

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           179,647
                                                       2004      1.226          1.272           167,807
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            87,127
                                                       2004      1.198          1.291            80,330
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             6,807
                                                       2004      1.217          1.313             5,376
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058           135,960
                                                       2004      1.058          1.067           109,346
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            85,624
                                                       2004      1.000          1.045            43,929

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.978          0.946                --
                                                       2008      1.562          0.978            71,131
                                                       2007      1.639          1.562            73,228
                                                       2006      1.447          1.639           104,710
                                                       2005      1.425          1.447           204,245
                                                       2004      1.243          1.425           211,909
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.802          0.820                --
                                                       2008      1.444          0.802                --
                                                       2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.358          1.480           51,283
                                                       2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.076          1.245          157,178
                                                       2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.981          1.066          177,579
                                                       2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.235          1.178               --
                                                       2007      1.182          1.235               --
                                                       2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.990          0.932               --
                                                       2007      1.141          0.990               --
                                                       2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.155          1.318               --
                                                       2009      0.875          1.155               --
                                                       2008      1.565          0.875               --
                                                       2007      1.368          1.565               --
                                                       2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.070          1.232               --
                                                       2009      0.808          1.070               --
                                                       2008      1.413          0.808               --
                                                       2007      1.358          1.413               --
                                                       2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.397          1.752              690
                                                       2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.287          1.360            3,725
                                                       2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.187          1.200               --
                                                       2009      0.969          1.187               --
                                                       2008      1.400          0.969               --
                                                       2007      1.179          1.400               --
                                                       2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.194          1.449               --
                                                       2009      0.780          1.194               --
                                                       2008      1.428          0.780               --
                                                       2007      1.203          1.428               --
                                                       2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.372          1.289               --
                                                       2007      1.286          1.372               --
                                                       2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.929          1.133            5,097
                                                       2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.271          1.218            5,113

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.044          1.147            2,743
                                                       2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.236          1.271            2,752

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.948          1.079               --
                                                       2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.277          1.215               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.903          0.968               --
                                                       2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.069          1.064               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.999          1.066               --
                                                       2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.132          1.383               --
                                                       2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.086          1.188               --
                                                       2009      0.907          1.086               --
                                                       2008      1.243          0.907               --
                                                       2007      1.149          1.243               --
                                                       2006      1.094          1.149               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.879          0.937               --
                                                       2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.033          1.073               --
                                                       2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.180          1.229               --
                                                       2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.307          1.256               --
                                                       2007      1.264          1.307               --
                                                       2006      1.335          1.264               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.230          1.395               --
                                                       2009      0.856          1.230               --
                                                       2008      1.157          0.856               --
                                                       2007      1.154          1.157               --
                                                       2006      1.102          1.154               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.009          1.108               --
                                                       2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.757          0.858               --
                                                       2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.187          1.384              865
                                                       2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.299          1.479               --
                                                       2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.069          1.319               --
                                                       2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.365          1.460               --
                                                       2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.873          1.047            1,441
                                                       2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.886          0.874               --
                                                       2008      1.215          0.886               --
                                                       2007      1.172          1.215               --
                                                       2006      1.116          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.252          1.382               --
                                                       2009      0.936          1.252               --
                                                       2008      1.176          0.936               --
                                                       2007      1.129          1.176               --
                                                       2006      1.083          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.780          0.890               --
                                                       2009      0.675          0.780               --
                                                       2008      1.086          0.675               --
                                                       2007      1.071          1.086               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.770          0.943           41,975
                                                       2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.675          2.021            1,946
                                                       2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.276          1.387               --
                                                       2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.179          1.242            2,836
                                                       2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.382            2,888
                                                       2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.035          1.173               --
                                                       2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.487           23,943
                                                       2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.816          0.955           21,363
                                                       2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.961          1.076               --
                                                       2009      0.774          0.961               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.998          1.121               --
                                                       2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.087          1.148               --
                                                       2009      1.018          1.087               --
                                                       2008      1.081          1.018               --
                                                       2007      1.042          1.081               --
                                                       2006      1.009          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.023          1.094               --
                                                       2009      0.887          1.023               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.839          0.981           32,079
                                                       2009      0.670          0.839           35,349

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.026          1.001          667,194
                                                       2009      1.047          1.026          727,410
                                                       2008      1.044          1.047          828,785
                                                       2007      1.019          1.044          319,950
                                                       2006      1.003          1.019          200,250

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.927          1.012               --
                                                       2009      0.720          0.927               --
                                                       2008      1.174          0.720               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.859          0.959               --
                                                       2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.790          0.892               --
                                                       2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.047          1.124               --
                                                       2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.983          1.069               --
                                                       2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.916          1.011           41,366
                                                       2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.850          0.950               --
                                                       2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.934          1.043               --
                                                       2009      0.764          0.934               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.068          1.145              859
                                                       2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.126          1.223           57,821
                                                       2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.856          0.968            2,124
                                                       2009      0.628          0.856            4,096
                                                       2008      1.083          0.628           11,217
                                                       2007      1.045          1.083           11,217
                                                       2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.892          1.016               --
                                                       2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.825          1.083               --
                                                       2009      0.610          0.825               --
                                                       2008      0.934          0.610               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.144          1.184               --
                                                       2006      1.083          1.144               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.090          1.126               --
                                                       2009      1.069          1.090               --
                                                       2008      1.099          1.069               --
                                                       2007      1.078          1.099               --
                                                       2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.775          0.749               --
                                                       2008      1.237          0.775               --
                                                       2007      1.299          1.237               --
                                                       2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.692          0.707               --
                                                       2008      1.246          0.692               --
                                                       2007      1.136          1.246               --
                                                       2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --





             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.354          1.475           29,282
                                                       2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.073          1.241          367,567
                                                       2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.978          1.062          384,691
                                                       2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.232          1.176               --
                                                       2007      1.180          1.232               --
                                                       2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      0.988          0.930               --
                                                       2007      1.140          0.988           12,899
                                                       2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.152          1.313           85,573
                                                       2009      0.873          1.152           85,744
                                                       2008      1.562          0.873           89,902
                                                       2007      1.366          1.562          133,277
                                                       2006      1.258          1.366           97,234
                                                       2005      1.106          1.258          140,081
                                                       2004      1.000          1.106               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.068          1.228               --
                                                       2009      0.806          1.068               --
                                                       2008      1.411          0.806               --
                                                       2007      1.356          1.411               --
                                                       2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.393          1.746          110,499
                                                       2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061            7,363
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.184          1.197               --
                                                       2009      0.967          1.184               --
                                                       2008      1.397          0.967               --
                                                       2007      1.178          1.397               --
                                                       2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.191          1.444               --
                                                       2009      0.779          1.191               --
                                                       2008      1.426          0.779               --
                                                       2007      1.202          1.426               --
                                                       2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.370          1.286               --
                                                       2007      1.285          1.370               --
                                                       2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      0.927          1.129           33,724
                                                       2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.269          1.216           38,527

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.041          1.143            2,087
                                                       2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.234          1.269           49,687

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      0.901          0.964               --
                                                       2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.067          1.062           12,920

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.996          1.063           11,644
                                                       2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.129          1.378               --
                                                       2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.083          1.184               --
                                                       2009      0.905          1.083               --
                                                       2008      1.241          0.905               --
                                                       2007      1.148          1.241               --
                                                       2006      1.093          1.148               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.877          0.933              717
                                                       2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.031          1.071               --
                                                       2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.222          1.261               --
                                                       2006      1.128          1.222           28,805
                                                       2005      1.053          1.128           29,935
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.178          1.227               --
                                                       2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.305          1.254               --
                                                       2007      1.262          1.305               --
                                                       2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.227          1.390            5,890
                                                       2009      0.854          1.227            6,066
                                                       2008      1.155          0.854            7,463
                                                       2007      1.153          1.155            7,733
                                                       2006      1.101          1.153               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.007          1.105           10,636
                                                       2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.755          0.856            8,089
                                                       2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.184          1.380           26,024
                                                       2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.296          1.474               --
                                                       2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.067          1.315               --
                                                       2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.361          1.455           28,613
                                                       2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.884          0.872               --
                                                       2008      1.213          0.884               --
                                                       2007      1.171          1.213               --
                                                       2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.248          1.377               --
                                                       2009      0.934          1.248               --
                                                       2008      1.174          0.934               --
                                                       2007      1.127          1.174               --
                                                       2006      1.082          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.778          0.888           61,511
                                                       2009      0.674          0.778           62,264
                                                       2008      1.085          0.674           64,252
                                                       2007      1.071          1.085           69,200
                                                       2006      1.001          1.071           44,716

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.769          0.941          124,970
                                                       2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.671          2.014           21,773
                                                       2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.175          1.238          250,841
                                                       2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.306          1.377          322,528
                                                       2009      1.179          1.306          333,892

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.032          1.169           16,414
                                                       2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.355          1.482          275,496
                                                       2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.815          0.952          233,306
                                                       2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      0.958          1.073           10,932
                                                       2009      0.772          0.958           84,561

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.995          1.118               --
                                                       2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.084          1.144               --
                                                       2009      1.015          1.084               --
                                                       2008      1.079          1.015               --
                                                       2007      1.041          1.079               --
                                                       2006      1.009          1.041               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.021          1.091               --
                                                       2009      0.885          1.021               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.837          0.977               --
                                                       2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.023          0.997          129,181
                                                       2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      0.924          1.009               --
                                                       2009      0.718          0.924               --
                                                       2008      1.171          0.718               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.857          0.956               (0)
                                                       2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.789          0.890           32,336
                                                       2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.045          1.121               --
                                                       2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.981          1.067               --
                                                       2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.914          1.009               --
                                                       2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.848          0.948          222,561
                                                       2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.932          1.040               --
                                                       2009      0.762          0.932               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.065          1.141          204,634
                                                       2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.122          1.219           46,844
                                                       2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.854          0.965          123,094
                                                       2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.891          1.014               --
                                                       2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.822          1.080           10,821
                                                       2009      0.609          0.822           12,570
                                                       2008      0.932          0.609           13,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.182               --
                                                       2006      1.082          1.142            8,023

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.087          1.123              259
                                                       2009      1.067          1.087              245
                                                       2008      1.097          1.067              198
                                                       2007      1.077          1.097              304
                                                       2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      1.000          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.773          0.747               --
                                                       2008      1.235          0.773           84,250
                                                       2007      1.297          1.235           84,309
                                                       2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.690          0.705               --
                                                       2008      1.244          0.690               --
                                                       2007      1.135          1.244               --
                                                       2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.587          1.727           22,007
                                                       2009      1.145          1.587           22,008
                                                       2008      1.908          1.145           22,010
                                                       2007      1.706          1.908           22,011
                                                       2006      1.455          1.706           27,397
                                                       2005      1.309          1.455           27,856
                                                       2004      1.185          1.309           27,909
                                                       2003      1.000          1.185               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.236          1.429           61,154
                                                       2009      0.911          1.236           79,883
                                                       2008      1.669          0.911           82,004
                                                       2007      1.526          1.669           82,754
                                                       2006      1.421          1.526           98,548
                                                       2005      1.256          1.421           97,372
                                                       2004      1.146          1.256           91,874
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.125          1.221           57,835
                                                       2009      0.880          1.125           58,571
                                                       2008      1.455          0.880           59,802
                                                       2007      1.422          1.455           62,328
                                                       2006      1.268          1.422           62,542
                                                       2005      1.230          1.268           61,685
                                                       2004      1.144          1.230           56,703
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523              848
                                                       2004      1.140          1.459              876
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/02).....................................  2008      1.365          1.302               --
                                                       2007      1.309          1.365              457
                                                       2006      1.154          1.309              458
                                                       2005      1.135          1.154              459
                                                       2004      1.110          1.135              460
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/02).....................................  2008      1.120          1.054               --
                                                       2007      1.294          1.120              433
                                                       2006      1.280          1.294              434
                                                       2005      1.242          1.280              435
                                                       2004      1.146          1.242              436
                                                       2003      1.000          1.146               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280           21,570
                                                       2004      1.073          1.193           21,669
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278           10,309
                                                       2004      1.066          1.191           10,312
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (3/02)....................................  2010      1.323          1.507           13,708
                                                       2009      1.003          1.323           15,156
                                                       2008      1.798          1.003           16,816
                                                       2007      1.574          1.798           18,886
                                                       2006      1.450          1.574           18,887
                                                       2005      1.276          1.450           13,967
                                                       2004      1.138          1.276            1,486
                                                       2003      1.000          1.138               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (3/02)................  2010      1.112          1.278               --
                                                       2009      0.841          1.112               --
                                                       2008      1.473          0.841               --
                                                       2007      1.417          1.473               --
                                                       2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.641          2.055            1,184
                                                       2009      1.206          1.641            9,293
                                                       2008      2.051          1.206            9,297
                                                       2007      1.826          2.051            9,300
                                                       2006      1.668          1.826            9,303
                                                       2005      1.451          1.668            9,306
                                                       2004      1.195          1.451            9,309
                                                       2003      1.000          1.195               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317            4,255
                                                       2004      1.115          1.223            1,536
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.971          2.694               --
                                                       2007      2.369          2.971              387
                                                       2006      1.899          2.369              388
                                                       2005      1.530          1.899              388
                                                       2004      1.260          1.530              390
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.497          1.580           21,204
                                                       2009      1.121          1.497           27,226
                                                       2008      1.932          1.121           28,007
                                                       2007      1.718          1.932           37,773
                                                       2006      1.453          1.718           34,073
                                                       2005      1.354          1.453           41,581
                                                       2004      1.173          1.354           39,024
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388            3,565
                                                       2004      1.159          1.309            1,018
                                                       2003      1.000          1.159               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047            1,211
                                                       2004      1.000          1.061            1,131

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/02)............................  2010      1.407          1.422               --
                                                       2009      1.150          1.407               --
                                                       2008      1.664          1.150               --
                                                       2007      1.404          1.664               --
                                                       2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/02).....................................  2010      1.321          1.600               --
                                                       2009      0.864          1.321               --
                                                       2008      1.584          0.864               --
                                                       2007      1.337          1.584               --
                                                       2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (3/02).............................................  2008      1.458          1.369               --
                                                       2007      1.369          1.458               --
                                                       2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326            7,956
                                                       2004      1.170          1.310            5,248
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)........................  2010      1.051          1.279               --
                                                       2009      0.802          1.051               --
                                                       2008      1.382          0.802               --
                                                       2007      1.443          1.382               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)...................................  2010      1.161          1.274               --
                                                       2009      0.977          1.161               --
                                                       2008      1.419          0.977               --
                                                       2007      1.380          1.419               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.094          1.243               --
                                                       2009      0.869          1.094               --
                                                       2008      1.407          0.869               --
                                                       2007      1.479          1.407               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)........................  2010      1.033          1.105              430
                                                       2009      0.745          1.033              432
                                                       2008      1.220          0.745              433
                                                       2007      1.227          1.220              434

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.130          1.205               --
                                                       2009      0.932          1.130               --
                                                       2008      1.487          0.932               --
                                                       2007      1.470          1.487               --
                                                       2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.334          1.627               --
                                                       2009      0.960          1.334               --
                                                       2008      1.662          0.960               --
                                                       2007      1.552          1.662               --
                                                       2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.857          0.831               --
                                                       2008      1.407          0.857               --
                                                       2007      1.378          1.407               --
                                                       2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2010      1.078          1.177               --
                                                       2009      0.901          1.078               --
                                                       2008      1.237          0.901               --
                                                       2007      1.145          1.237               --
                                                       2006      1.092          1.145               --
                                                       2005      1.074          1.092               --
                                                       2004      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.859          0.913               --
                                                       2009      0.751          0.859               --
                                                       2008      0.979          0.751               --
                                                       2007      0.991          0.979               --
                                                       2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.435          1.501               --
                                                       2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.181          1.226               --
                                                       2006      1.163          1.181              438
                                                       2005      1.135          1.163              439
                                                       2004      1.160          1.135              441
                                                       2003      1.000          1.160               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.405          1.450               --
                                                       2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.309          1.363               --
                                                       2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.434          1.485               --
                                                       2006      1.255          1.434           41,510
                                                       2005      1.248          1.255           35,892
                                                       2004      1.138          1.248           25,478
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.605          1.763               --
                                                       2006      1.468          1.605           23,912
                                                       2005      1.393          1.468           23,363
                                                       2004      1.153          1.393           19,570
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.000          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.544          1.483               --
                                                       2007      1.495          1.544              428
                                                       2006      1.581          1.495              429

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2010      1.326          1.501            1,816
                                                       2009      0.924          1.326            1,898
                                                       2008      1.251          0.924            2,072
                                                       2007      1.250          1.251            2,348
                                                       2006      1.194          1.250            1,099

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.490          1.557               --
                                                       2006      1.417          1.490           15,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.095          1.200               --
                                                       2009      0.943          1.095               --
                                                       2008      1.544          0.943               --
                                                       2007      1.544          1.544               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.753          0.852            1,509
                                                       2009      0.572          0.753            1,554
                                                       2008      1.005          0.572            1,425
                                                       2007      1.212          1.005            1,370
                                                       2006      1.003          1.212            1,312

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.178          1.372               --
                                                       2009      0.937          1.178               --
                                                       2008      1.287          0.937               --
                                                       2007      1.335          1.287               --
                                                       2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.469          1.669               --
                                                       2009      0.970          1.469               --
                                                       2008      1.681          0.970               --
                                                       2007      1.741          1.681               --
                                                       2006      1.591          1.741               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.062          1.308               --
                                                       2009      0.813          1.062               --
                                                       2008      1.359          0.813               --
                                                       2007      1.253          1.359               --
                                                       2006      1.271          1.253               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.541          1.646               --
                                                       2009      1.105          1.541               --
                                                       2008      1.952          1.105               --
                                                       2007      1.536          1.952               --
                                                       2006      1.509          1.536               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.867          1.038            5,120
                                                       2009      0.651          0.867               --
                                                       2008      1.038          0.651               --
                                                       2008      1.084          1.038               --
                                                       2007      1.232          1.084               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.880          0.867               --
                                                       2008      1.208          0.880               --
                                                       2007      1.167          1.208               --
                                                       2006      1.112          1.167               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2010      1.359          1.498              459
                                                       2009      1.018          1.359              460
                                                       2008      1.281          1.018              461
                                                       2007      1.231          1.281              463
                                                       2006      1.183          1.231            7,764

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.775          0.883           24,575
                                                       2009      0.672          0.775           56,041
                                                       2008      1.083          0.672           58,463
                                                       2007      1.070          1.083           61,476
                                                       2006      1.001          1.070            5,967

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.766          0.936           12,295
                                                       2009      0.622          0.766           26,021
                                                       2008      1.043          0.622           26,661
                                                       2007      1.064          1.043           27,824
                                                       2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.789          0.748               --
                                                       2008      1.413          0.789               --
                                                       2007      1.297          1.413               --
                                                       2006      1.322          1.297               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.019          2.431              383
                                                       2009      1.227          2.019              385
                                                       2008      2.698          1.227              386

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.458          1.581               --
                                                       2009      1.138          1.458               --
                                                       2008      2.027          1.138               --
                                                       2007      1.944          2.027               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.214          1.277            8,807
                                                       2009      1.053          1.214            8,808
                                                       2008      1.158          1.053            8,809
                                                       2007      1.101          1.158            8,811

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.301          1.370           10,710
                                                       2009      1.175          1.301           10,668

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.144          1.295               --
                                                       2009      0.948          1.144               --
                                                       2008      1.450          0.948               --
                                                       2007      1.418          1.450               --
                                                       2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.133          1.246               --
                                                       2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.329          1.451            4,248
                                                       2009      1.025          1.329            4,248
                                                       2008      1.179          1.025            4,248
                                                       2007      1.136          1.179            4,248
                                                       2006      1.104          1.136            4,248

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.812          0.948            9,389
                                                       2009      0.659          0.812           23,769
                                                       2008      0.965          0.659           24,428
                                                       2007      1.022          0.965           28,415
                                                       2006      1.003          1.022           27,114

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2010      1.094          1.223              438
                                                       2009      0.883          1.094              439

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.159          1.300               --
                                                       2009      0.798          1.159               --
                                                       2008      1.510          0.798               --
                                                       2007      1.287          1.510               --
                                                       2006      1.328          1.287            7,029

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2010      1.075          1.135              496
                                                       2009      1.009          1.075              498
                                                       2008      1.073          1.009              499
                                                       2007      1.036          1.073              500
                                                       2006      1.005          1.036               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2010      1.014          1.083               --
                                                       2009      0.880          1.014               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.924          1.079           11,347
                                                       2009      0.739          0.924           31,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2010      1.001          0.974           57,134
                                                       2009      1.023          1.001          268,657
                                                       2008      1.021          1.023          731,272
                                                       2007      0.998          1.021          113,659
                                                       2006      0.983          0.998           38,077

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2010      1.022          1.115              453
                                                       2009      0.795          1.022              454
                                                       2008      1.297          0.795              456

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.692          0.720               --
                                                       2008      1.288          0.692           34,069
                                                       2007      1.272          1.288           35,136
                                                       2006      1.264          1.272           35,043

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.936          1.044           12,588
                                                       2009      0.790          0.936           14,138
                                                       2008      1.330          0.790           15,811
                                                       2007      1.312          1.330           18,047
                                                       2006      1.288          1.312           18,053

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.786          0.886               --
                                                       2009      0.614          0.786               --
                                                       2008      1.059          0.614               --
                                                       2007      1.053          1.059               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.041          1.116               --
                                                       2009      0.887          1.041               --
                                                       2008      1.064          0.887               --
                                                       2007      1.035          1.064               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.978          1.062               --
                                                       2009      0.812          0.978               --
                                                       2008      1.063          0.812               --
                                                       2007      1.042          1.063               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.911          1.004               --
                                                       2009      0.739          0.911               --
                                                       2008      1.064          0.739               --
                                                       2007      1.047          1.064           89,046
                                                       2006      1.002          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.845          0.944               --
                                                       2009      0.672          0.845           90,786
                                                       2008      1.064          0.672           90,786
                                                       2007      1.052          1.064               --
                                                       2006      1.002          1.052               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.050          1.170               --
                                                       2009      0.859          1.050               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.131          1.211              467
                                                       2009      0.982          1.131            9,720
                                                       2008      1.297          0.982            9,721
                                                       2007      1.279          1.297            9,722
                                                       2006      1.205          1.279            9,724

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.105          1.199               --
                                                       2009      0.939          1.105               --
                                                       2008      1.429          0.939               --
                                                       2007      1.364          1.429               --
                                                       2006      1.243          1.364               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.851          0.961            9,590
                                                       2009      0.625          0.851           35,568
                                                       2008      1.080          0.625           35,561
                                                       2007      1.044          1.080           35,210
                                                       2006      0.996          1.044           35,381

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.887          1.009               --
                                                       2009      0.637          0.887               --
                                                       2008      1.128          0.637               --
                                                       2007      1.061          1.128               --
                                                       2006      0.998          1.061               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08) *.................................  2010      0.931          1.220              429
                                                       2009      0.689          0.931              430
                                                       2008      1.056          0.689              432

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.125          1.164               --
                                                       2006      1.067          1.125            1,227

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2010      1.054          1.087               --
                                                       2009      1.035          1.054               --
                                                       2008      1.065          1.035               --
                                                       2007      1.047          1.065               --
                                                       2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978           40,712
                                                       2004      0.992          0.976           35,314
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      1.000          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.097               --
                                                       2006      1.100          1.079            8,812
                                                       2005      1.107          1.100            8,813
                                                       2004      1.043          1.107            2,810
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.139          1.172               --
                                                       2008      1.116          1.139           10,896
                                                       2007      1.053          1.116           11,370
                                                       2006      1.042          1.053           19,597
                                                       2005      1.044          1.042           18,682
                                                       2004      1.022          1.044           11,500
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.811          1.954               --
                                                       2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.806          1.921               --
                                                       2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114            7,697
                                                       2004      1.101          1.140            6,971
                                                       2003      1.000          1.101               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452              430
                                                       2004      1.170          1.326              431
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230           12,177
                                                       2004      1.130          1.209            1,498
                                                       2003      1.000          1.130               --

  Travelers Federated High Yield Subaccount (3/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169            1,087
                                                       2004      1.088          1.170            1,017
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (3/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           32,707
                                                       2004      1.121          1.163           28,034
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.102          1.168               --
                                                       2005      1.000          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.000          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.025          1.042               --
                                                       2005      1.000          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339           15,412
                                                       2004      1.087          1.227           15,953
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.259          1.328               --
                                                       2005      1.255          1.259            6,551
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.171          1.205               --
                                                       2005      1.168          1.171            9,725
                                                       2004      1.076          1.168            9,726
                                                       2003      1.000          1.076               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.084               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097            4,248
                                                       2004      1.000          1.087            1,191

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (3/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017              503
                                                       2004      1.022          1.028              504
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      1.000          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/02).............................................  2009      0.883          0.854               --
                                                       2008      1.413          0.883              440
                                                       2007      1.486          1.413              441
                                                       2006      1.314          1.486              442
                                                       2005      1.296          1.314              443
                                                       2004      1.134          1.296              445
                                                       2003      1.000          1.134               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/02).............................................  2009      0.758          0.774               --
                                                       2008      1.367          0.758               --
                                                       2007      1.248          1.367               --
                                                       2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.




Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.537          1.464               --
                                                       2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391           15,522
                                                       2004      1.244          1.356           10,777
                                                       2003      0.960          1.244            2,259
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.818          1.991          114,549
                                                       2009      1.303          1.818          129,042
                                                       2008      2.158          1.303          136,429
                                                       2007      1.917          2.158          165,904
                                                       2006      1.624          1.917          178,010
                                                       2005      1.452          1.624          110,811
                                                       2004      1.305          1.452           42,254
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.444          1.680          352,085
                                                       2009      1.057          1.444          361,028
                                                       2008      1.925          1.057          383,503
                                                       2007      1.748          1.925          430,026
                                                       2006      1.618          1.748          437,863
                                                       2005      1.420          1.618          340,966
                                                       2004      1.288          1.420          120,679
                                                       2003      0.961          1.288           47,022
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.289          1.408          237,742
                                                       2009      1.002          1.289          289,134
                                                       2008      1.645          1.002          335,713
                                                       2007      1.598          1.645          412,337
                                                       2006      1.415          1.598          415,257
                                                       2005      1.364          1.415          319,906
                                                       2004      1.261          1.364          155,487
                                                       2003      0.971          1.261           60,641
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787            1,402
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           34,696
                                                       2004      1.067          1.200            9,982
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.522          1.747           33,503
                                                       2009      1.145          1.522           65,761
                                                       2008      2.035          1.145           62,270
                                                       2007      1.767          2.035           63,885
                                                       2006      1.615          1.767           53,585
                                                       2005      1.410          1.615           36,247
                                                       2004      1.247          1.410            7,076
                                                       2003      0.991          1.247           18,902
                                                       2002      1.000          0.991               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.908          2.405           70,427
                                                       2009      1.393          1.908           98,681
                                                       2008      2.353          1.393          100,963
                                                       2007      2.082          2.353          110,828
                                                       2006      1.889          2.082          108,117
                                                       2005      1.633          1.889           93,631
                                                       2004      1.336          1.633           52,848
                                                       2003      0.986          1.336           29,604
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.114          1.230          172,763
                                                       2009      0.838          1.114          231,268
                                                       2008      1.215          0.838          233,773
                                                       2007      1.195          1.215          262,340
                                                       2006      1.031          1.195          247,066
                                                       2005      1.000          1.031           77,657

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.348          1.686            3,157
                                                       2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459           76,699
                                                       2004      1.220          1.347           10,810
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.490          3.171               --
                                                       2007      2.765          3.490           37,280
                                                       2006      2.202          2.765           38,825
                                                       2005      1.763          2.202           25,297
                                                       2004      1.442          1.763            1,778
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      0.989          1.281           67,115
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           28,099
                                                       2004      1.265          1.438            4,542
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.738          2.139               --
                                                       2009      1.228          1.738               --
                                                       2008      2.231          1.228               --
                                                       2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           14,774
                                                       2004      1.330          1.498            5,304
                                                       2003      1.000          1.330               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.108          1.172               --
                                                       2009      0.936          1.108          151,059
                                                       2008      1.627          0.936          245,416
                                                       2007      1.582          1.627          302,619
                                                       2006      1.401          1.582          312,124
                                                       2005      1.341          1.401          308,828
                                                       2004      1.241          1.341          268,982
                                                       2003      0.963          1.241           69,345
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.209          1.481           67,194
                                                       2009      0.916          1.209           97,227
                                                       2008      1.569          0.916           82,009
                                                       2007      1.577          1.569          114,689
                                                       2006      1.479          1.577           98,666
                                                       2005      1.351          1.479           74,697
                                                       2004      1.254          1.351           22,276
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.289          1.424           34,900
                                                       2009      1.077          1.289           44,524
                                                       2008      1.555          1.077           65,888
                                                       2007      1.463          1.555          101,995
                                                       2006      1.300          1.463          102,156
                                                       2005      1.272          1.300          103,012
                                                       2004      1.193          1.272           33,183
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.011          0.988               --
                                                       2008      1.461          1.011               --
                                                       2007      1.465          1.461           88,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.167          1.289           96,939
                                                       2009      0.849          1.167           96,437
                                                       2008      1.497          0.849          106,420
                                                       2007      1.500          1.497          132,984
                                                       2006      1.347          1.500          280,040
                                                       2005      1.305          1.347          333,147
                                                       2004      1.249          1.305          257,666
                                                       2003      0.969          1.249          208,086
                                                       2002      1.000          0.969               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.168          1.281               --
                                                       2009      0.976          1.168               --
                                                       2008      1.394          0.976               --
                                                       2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.055          1.160           23,748
                                                       2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.334          1.377          145,958
                                                       2006      1.231          1.334          247,198
                                                       2005      1.205          1.231          291,599
                                                       2004      1.171          1.205          298,891
                                                       2003      0.979          1.171           72,172
                                                       2002      1.000          0.979               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.637          1.625           47,305
                                                       2006      1.430          1.637           47,233
                                                       2005      1.392          1.430           46,087
                                                       2004      1.312          1.392           25,110
                                                       2003      0.966          1.312              832
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.260          1.357           20,335
                                                       2009      0.903          1.260           20,134
                                                       2008      1.469          0.903           19,973
                                                       2007      1.424          1.469           20,026
                                                       2006      1.388          1.424           20,131
                                                       2005      1.346          1.388           19,925
                                                       2004      1.369          1.346           12,592
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.277          1.370            1,085
                                                       2009      1.046          1.277            1,086
                                                       2008      1.658          1.046            1,088
                                                       2007      1.628          1.658            1,089
                                                       2006      1.405          1.628            1,090
                                                       2005      1.345          1.405            1,091
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.427          1.714           48,916
                                                       2009      1.070          1.427           50,360
                                                       2008      1.687          1.070           51,120
                                                       2007      1.607          1.687           56,923
                                                       2006      1.428          1.607           59,593
                                                       2005      1.345          1.428           62,454
                                                       2004      1.242          1.345           49,857
                                                       2003      0.977          1.242           43,154
                                                       2002      1.000          0.977               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.592          1.953           22,956
                                                       2009      1.137          1.592           23,192
                                                       2008      1.957          1.137           25,509
                                                       2007      1.815          1.957           25,369
                                                       2006      1.642          1.815            5,625
                                                       2005      1.597          1.642            3,179
                                                       2004      1.415          1.597            1,499
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.950          0.924               --
                                                       2008      1.551          0.950            1,309
                                                       2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            4,462
                                                       2005      1.308          1.337            4,470
                                                       2004      1.211          1.308            4,478
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421           88,545
                                                       2005      1.272          1.291           88,545
                                                       2004      1.216          1.272           88,545
                                                       2003      0.962          1.216           88,545
                                                       2002      1.000          0.962               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.895          0.958               --
                                                       2009      0.777          0.895               --
                                                       2008      1.006          0.777               --
                                                       2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            8,876
                                                       2005      0.989          0.993            8,879
                                                       2004      0.998          0.989            8,882
                                                       2003      1.000          0.998               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.190          1.301               --
                                                       2009      1.018          1.190               --
                                                       2008      1.202          1.018               --
                                                       2007      1.202          1.202               --
                                                       2006      1.164          1.202            2,313
                                                       2005      1.158          1.164            2,316
                                                       2004      1.106          1.158            2,319
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.578          1.803           29,843
                                                       2009      1.006          1.578           21,469
                                                       2008      1.466          1.006           30,629
                                                       2007      1.491          1.466           62,164
                                                       2006      1.371          1.491           64,836
                                                       2005      1.363          1.371           67,002
                                                       2004      1.259          1.363           44,005
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.024          1.017               --
                                                       2009      1.042          1.024           19,433
                                                       2008      1.037          1.042          186,492
                                                       2007      1.008          1.037           60,209
                                                       2006      0.983          1.008           60,211
                                                       2005      0.975          0.983           61,140
                                                       2004      0.986          0.975           40,770
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749           27,505
                                                       2005      1.537          1.580           27,155
                                                       2004      1.356          1.537           27,733
                                                       2003      0.974          1.356           27,696
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           37,493
                                                       2005      1.369          1.385           36,659
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           62,613
                                                       2005      1.525          1.618           57,739
                                                       2004      1.255          1.525           19,603
                                                       2003      1.000          1.255              574

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.210          1.335            6,314
                                                       2009      1.036          1.210               --
                                                       2008      1.685          1.036               --
                                                       2007      1.677          1.685               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.771          0.879           17,815
                                                       2009      0.582          0.771            2,666
                                                       2008      1.016          0.582            2,675
                                                       2007      1.217          1.016            2,683
                                                       2006      1.003          1.217            7,846

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.215          1.423               --
                                                       2009      0.960          1.215               --
                                                       2008      1.310          0.960            3,355
                                                       2007      1.349          1.310            3,355
                                                       2006      1.269          1.349            3,355

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.668          1.907           50,748
                                                       2009      1.094          1.668           18,217
                                                       2008      1.884          1.094           18,280
                                                       2007      1.938          1.884           19,288
                                                       2006      1.764          1.938           26,158

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.094          1.357               --
                                                       2009      0.832          1.094               --
                                                       2008      1.382          0.832               --
                                                       2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.664          1.789           68,708
                                                       2009      1.185          1.664           17,254
                                                       2008      2.080          1.185           17,597
                                                       2007      1.626          2.080           10,814
                                                       2006      1.591          1.626            3,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --
                                                       2008      1.102          1.058               --
                                                       2007      1.247          1.102               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.790          0.906          115,396
                                                       2009      0.681          0.790          158,859
                                                       2008      1.091          0.681          182,328
                                                       2007      1.073          1.091          281,284
                                                       2006      1.001          1.073          213,216

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.785          0.965           40,877
                                                       2009      0.633          0.785           73,236
                                                       2008      1.054          0.633           85,284
                                                       2007      1.069          1.054          119,580
                                                       2006      1.002          1.069            8,374

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.881          0.836               --
                                                       2008      1.567          0.881               --
                                                       2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.176          1.227          149,731

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.403          2.912           29,842
                                                       2009      1.451          2.403           36,089
                                                       2008      3.176          1.451           39,871

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.262          1.337           77,187
                                                       2009      1.088          1.262          119,933
                                                       2008      1.189          1.088          123,065
                                                       2007      1.126          1.189          138,068

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.378          1.462          282,181
                                                       2009      1.240          1.378          243,927

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.282          1.461               --
                                                       2009      1.056          1.282               --
                                                       2008      1.604          1.056               --
                                                       2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.379          1.516           57,729
                                                       2009      1.057          1.379           45,868
                                                       2008      1.208          1.057           57,339
                                                       2007      1.156          1.208           96,041
                                                       2006      1.119          1.156          100,478

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.831          0.977          127,384
                                                       2009      0.671          0.831          134,305
                                                       2008      0.975          0.671          146,739
                                                       2007      1.026          0.975          178,099
                                                       2006      1.003          1.026           75,289

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.396          1.577           10,056
                                                       2009      0.955          1.396           10,753
                                                       2008      1.795          0.955           11,055
                                                       2007      1.521          1.795           11,926
                                                       2006      1.562          1.521           19,806

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.165          1.235           31,956
                                                       2009      1.087          1.165           35,829
                                                       2008      1.150          1.087           40,280
                                                       2007      1.106          1.150           46,243
                                                       2006      1.068          1.106           48,617

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      1.013          1.190           26,522
                                                       2009      0.806          1.013           27,245

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.017          1.004           19,430

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.780          0.770               --
                                                       2008      1.332          0.780               --
                                                       2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.753          0.785               --
                                                       2008      1.393          0.753           27,250
                                                       2007      1.367          1.393           27,254
                                                       2006      1.352          1.367           27,257

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.062          1.191           44,181
                                                       2009      0.890          1.062           64,613
                                                       2008      1.489          0.890           64,624
                                                       2007      1.459          1.489           64,633
                                                       2006      1.426          1.459           64,641

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.332          1.458               --
                                                       2009      0.971          1.332               --
                                                       2008      1.468          0.971               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.805          0.913               --
                                                       2009      0.625          0.805               --
                                                       2008      1.070          0.625           27,656
                                                       2007      1.057          1.070           27,688
                                                       2006      1.002          1.057           27,716

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.067          1.151               --
                                                       2009      0.903          1.067               --
                                                       2008      1.076          0.903               --
                                                       2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.001          1.095               --
                                                       2009      0.826          1.001               --
                                                       2008      1.075          0.826               --
                                                       2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.933          1.035           92,599
                                                       2009      0.752          0.933           38,802
                                                       2008      1.076          0.752           38,828
                                                       2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.865          0.973          259,722
                                                       2009      0.684          0.865          270,766
                                                       2008      1.075          0.684          285,703
                                                       2007      1.057          1.075          294,393
                                                       2006      1.002          1.057          273,532

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.172          1.315            1,299
                                                       2009      0.955          1.172            1,304

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.231          1.326          107,144
                                                       2009      1.061          1.231          130,012
                                                       2008      1.393          1.061          140,304
                                                       2007      1.365          1.393          164,171
                                                       2006      1.280          1.365          168,730

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.146          1.252           37,381
                                                       2009      0.968          1.146           38,669
                                                       2008      1.464          0.968           43,369
                                                       2007      1.387          1.464           53,875
                                                       2006      1.259          1.387           51,954

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.872          0.991           75,482
                                                       2009      0.636          0.872          119,471
                                                       2008      1.092          0.636          125,771
                                                       2007      1.048          1.092          153,162
                                                       2006      0.996          1.048          141,496

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.909          1.040               --
                                                       2009      0.648          0.909               --
                                                       2008      1.140          0.648               --
                                                       2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101          123,795
                                                       2005      1.114          1.115          157,960
                                                       2004      1.044          1.114           67,168
                                                       2003      1.000          1.044           34,812

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.199          1.237               --
                                                       2008      1.167          1.199          194,527
                                                       2007      1.095          1.167          241,997
                                                       2006      1.076          1.095          225,507
                                                       2005      1.071          1.076          217,671
                                                       2004      1.042          1.071           49,211
                                                       2003      1.012          1.042           91,451
                                                       2002      1.000          1.012               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           46,357
                                                       2005      1.773          1.860           43,405
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           64,649
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314            3,521
                                                       2004      1.181          1.233            3,521
                                                       2003      0.967          1.181              616
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175               --
                                                       2005      1.000          1.107           23,645

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.000          1.085           43,756

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.048               --
                                                       2005      1.000          1.029               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           50,303
                                                       2004      1.078          1.087           28,479
                                                       2003      1.014          1.078            1,913
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478           10,746
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242          145,919
                                                       2004      1.126          1.230           83,145
                                                       2003      0.986          1.126           43,414
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           44,123
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           27,884
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109           93,381
                                                       2004      1.000          1.091           34,210

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.198          1.141                --
                                                       2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           347,920
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.826          2.000           411,002
                                                       2009      1.310          1.826           492,396
                                                       2008      2.171          1.310           503,803
                                                       2007      1.929          2.171           688,333
                                                       2006      1.635          1.929           927,883
                                                       2005      1.463          1.635         1,027,930
                                                       2004      1.316          1.463         1,070,524
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.372          1.596           982,574
                                                       2009      1.005          1.372         1,634,039
                                                       2008      1.830          1.005         1,731,530
                                                       2007      1.663          1.830         2,194,734
                                                       2006      1.540          1.663         3,051,113
                                                       2005      1.353          1.540         3,359,314
                                                       2004      1.227          1.353         3,533,116
                                                       2003      0.916          1.227         2,628,725
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.209          1.320         1,225,463
                                                       2009      0.940          1.209         1,497,875
                                                       2008      1.544          0.940         1,807,005
                                                       2007      1.501          1.544         2,621,532
                                                       2006      1.330          1.501         3,467,098
                                                       2005      1.282          1.330         4,282,897
                                                       2004      1.186          1.282         4,657,202
                                                       2003      0.914          1.186         4,375,502
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            21,349
                                                       2004      1.067          1.199            16,503
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.518          1.742           208,968
                                                       2009      1.142          1.518           226,352
                                                       2008      2.032          1.142           204,716
                                                       2007      1.765          2.032           274,092
                                                       2006      1.614          1.765           334,170
                                                       2005      1.410          1.614           343,333
                                                       2004      1.248          1.410           370,976
                                                       2003      0.992          1.248           300,821
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.644          2.071           210,772
                                                       2009      1.201          1.644           289,772
                                                       2008      2.030          1.201           341,738
                                                       2007      1.796          2.030           357,352
                                                       2006      1.631          1.796           459,141
                                                       2005      1.411          1.631           445,909
                                                       2004      1.155          1.411           361,681
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.111          1.227           212,091
                                                       2009      0.836          1.111           209,880
                                                       2008      1.214          0.836           277,536
                                                       2007      1.194          1.214           131,920
                                                       2006      1.031          1.194            79,379
                                                       2005      1.000          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           606,220
                                                       2004      1.031          1.138           549,617
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.482          3.163                --
                                                       2007      2.760          3.482           112,593
                                                       2006      2.199          2.760           115,958
                                                       2005      1.761          2.199            75,757
                                                       2004      1.442          1.761            62,765
                                                       2003      1.000          1.442            27,068

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      0.904          1.172           513,949
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           145,298
                                                       2004      1.020          1.160            72,027
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.437          1.767             8,567
                                                       2009      1.015          1.437             4,537
                                                       2008      1.846          1.015             5,932
                                                       2007      1.548          1.846             5,940
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            27,875
                                                       2004      1.330          1.497            17,906
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.231          1.302                --
                                                       2009      1.039          1.231           190,147
                                                       2008      1.808          1.039           190,195
                                                       2007      1.759          1.808           190,306
                                                       2006      1.559          1.759           443,829
                                                       2005      1.493          1.559           450,103
                                                       2004      1.382          1.493           443,467
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.013          1.241           764,367
                                                       2009      0.769          1.013         1,283,152
                                                       2008      1.317          0.769         1,410,045
                                                       2007      1.324          1.317         1,574,995
                                                       2006      1.242          1.324         2,005,877
                                                       2005      1.136          1.242         2,435,820
                                                       2004      1.054          1.136         2,883,285
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.208          1.333           712,415
                                                       2009      1.009          1.208           817,848
                                                       2008      1.458          1.009           748,127
                                                       2007      1.372          1.458           952,825
                                                       2006      1.220          1.372         1,264,599
                                                       2005      1.194          1.220         1,428,707
                                                       2004      1.120          1.194         1,686,191
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      1.119          1.093                --
                                                       2008      1.618          1.119           144,847
                                                       2007      1.622          1.618           177,401

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.272          1.404           316,419
                                                       2009      0.926          1.272           437,151
                                                       2008      1.633          0.926           607,147
                                                       2007      1.637          1.633           871,180
                                                       2006      1.470          1.637         1,058,218
                                                       2005      1.426          1.470         1,528,706
                                                       2004      1.365          1.426         1,528,994
                                                       2003      1.060          1.365         1,566,924
                                                       2002      1.000          1.060           156,519

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      0.987          1.083            18,412
                                                       2009      0.826          0.987            18,412
                                                       2008      1.180          0.826            18,412
                                                       2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.409          1.454         1,246,258
                                                       2006      1.301          1.409         1,505,223
                                                       2005      1.274          1.301         1,756,267
                                                       2004      1.238          1.274         1,780,748
                                                       2003      1.037          1.238         1,256,933
                                                       2002      1.000          1.037           220,092

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.529          1.517         1,139,248
                                                       2006      1.336          1.529           951,440
                                                       2005      1.301          1.336         1,396,128
                                                       2004      1.227          1.301         1,767,500
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.155          1.243           372,908
                                                       2009      0.828          1.155           461,768
                                                       2008      1.348          0.828           538,204
                                                       2007      1.307          1.348           587,902
                                                       2006      1.275          1.307           627,954
                                                       2005      1.237          1.275           735,016
                                                       2004      1.258          1.237           826,881
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.134          1.216           267,315
                                                       2009      0.930          1.134           235,588
                                                       2008      1.474          0.930           535,985
                                                       2007      1.448          1.474           555,205
                                                       2006      1.250          1.448           427,683
                                                       2005      1.197          1.250           522,604
                                                       2004      1.107          1.197           554,866
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.421          1.706           153,614
                                                       2009      1.067          1.421           153,848
                                                       2008      1.682          1.067           209,698
                                                       2007      1.603          1.682           222,523
                                                       2006      1.425          1.603           310,542
                                                       2005      1.343          1.425           403,704
                                                       2004      1.241          1.343           518,762
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.313          1.610           103,566
                                                       2009      0.939          1.313           120,371
                                                       2008      1.616          0.939           156,691
                                                       2007      1.499          1.616           203,696
                                                       2006      1.357          1.499           213,822
                                                       2005      1.320          1.357           245,178
                                                       2004      1.171          1.320           305,578
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.850          0.826                --
                                                       2008      1.388          0.850           152,863
                                                       2007      1.351          1.388           242,321
                                                       2006      1.198          1.351           246,110
                                                       2005      1.173          1.198           434,032
                                                       2004      1.086          1.173           499,129
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           192,880
                                                       2005      1.411          1.432           212,838
                                                       2004      1.349          1.411           127,087
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.892          0.954            27,308
                                                       2009      0.775          0.892            26,679
                                                       2008      1.004          0.775            24,497
                                                       2007      1.011          1.004            25,789
                                                       2006      0.991          1.011            35,261
                                                       2005      0.989          0.991            38,858
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.219          1.332           133,803
                                                       2009      1.043          1.219           150,239
                                                       2008      1.232          1.043           165,544
                                                       2007      1.234          1.232           214,402
                                                       2006      1.195          1.234           359,004
                                                       2005      1.189          1.195           658,183
                                                       2004      1.137          1.189           718,963
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.534          1.753           185,504
                                                       2009      0.979          1.534           253,023
                                                       2008      1.427          0.979           266,982
                                                       2007      1.452          1.427           328,399
                                                       2006      1.336          1.452           469,487
                                                       2005      1.329          1.336           532,888
                                                       2004      1.228          1.329           827,859
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.013          1.006                --
                                                       2009      1.032          1.013           717,485
                                                       2008      1.026          1.032         1,424,947
                                                       2007      0.998          1.026           637,345
                                                       2006      0.974          0.998           228,585
                                                       2005      0.967          0.974           336,949
                                                       2004      0.978          0.967           531,662
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            51,993
                                                       2005      1.394          1.432            61,578
                                                       2004      1.231          1.394            93,839
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           595,112
                                                       2005      1.196          1.219           710,038
                                                       2004      1.127          1.196           850,183
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589         1,067,268
                                                       2005      1.368          1.383         1,103,425
                                                       2004      1.239          1.368         1,091,516
                                                       2003      1.000          1.239           207,608

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           798,547
                                                       2005      1.524          1.616           848,933
                                                       2004      1.254          1.524           748,357
                                                       2003      1.000          1.254           254,809

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           233,370

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.046          1.153           137,606
                                                       2009      0.895          1.046           124,137
                                                       2008      1.458          0.895           150,349
                                                       2007      1.451          1.458           199,400

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.770          0.877            96,519
                                                       2009      0.581          0.770           137,131
                                                       2008      1.015          0.581           175,735
                                                       2007      1.216          1.015           312,931
                                                       2006      1.003          1.216           466,627

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.212          1.419            28,707
                                                       2009      0.958          1.212             6,991
                                                       2008      1.308          0.958             6,015
                                                       2007      1.348          1.308             5,718
                                                       2006      1.269          1.348             2,871

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.397          1.597           399,145
                                                       2009      0.917          1.397           349,810
                                                       2008      1.579          0.917           370,486
                                                       2007      1.626          1.579           412,945
                                                       2006      1.480          1.626           453,404

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.092          1.353            15,851
                                                       2009      0.830          1.092             1,792
                                                       2008      1.380          0.830             1,792
                                                       2007      1.265          1.380             1,792
                                                       2006      1.278          1.265                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.328          1.427            68,079
                                                       2009      0.946          1.328            64,050
                                                       2008      1.661          0.946            68,723
                                                       2007      1.300          1.661            51,966
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006
                                                       2008      1.101          1.057             4,061
                                                       2007      1.246          1.101             1,179

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.788          0.904           384,173
                                                       2009      0.680          0.788         1,403,629
                                                       2008      1.090          0.680         1,521,824
                                                       2007      1.073          1.090         1,670,126
                                                       2006      1.001          1.073           613,061

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.783          0.963           367,147
                                                       2009      0.632          0.783           928,176
                                                       2008      1.053          0.632           958,675
                                                       2007      1.069          1.053         1,143,115
                                                       2006      1.002          1.069            27,728

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.817          0.775                --
                                                       2008      1.454          0.817            24,483
                                                       2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.306          1.362           205,364

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.395          2.901            76,777
                                                       2009      1.447          2.395            86,880
                                                       2008      3.168          1.447            96,034

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.258          1.331           503,751
                                                       2009      1.085          1.258           558,683
                                                       2008      1.186          1.085           626,176
                                                       2007      1.124          1.186           610,074

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.454          1.541         1,944,304
                                                       2009      1.308          1.454         2,656,466

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.278          1.455            20,636
                                                       2009      1.053          1.278            89,295
                                                       2008      1.600          1.053            68,653
                                                       2007      1.556          1.600            95,329
                                                       2006      1.451          1.556            81,703

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.375          1.511            96,633
                                                       2009      1.054          1.375            78,503
                                                       2008      1.206          1.054           107,998
                                                       2007      1.154          1.206           101,535
                                                       2006      1.117          1.154           101,664

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.830          0.975           465,585
                                                       2009      0.670          0.830           525,205
                                                       2008      0.974          0.670           523,515
                                                       2007      1.026          0.974           573,020
                                                       2006      1.003          1.026           131,901

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.783          0.883           217,703
                                                       2009      0.535          0.783           219,833
                                                       2008      1.007          0.535           236,217
                                                       2007      0.854          1.007           249,539
                                                       2006      0.877          0.854           260,526

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.123          1.190           395,752
                                                       2009      1.049          1.123           408,183
                                                       2008      1.110          1.049           405,274
                                                       2007      1.068          1.110           487,330
                                                       2006      1.032          1.068           635,802

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.898          1.054           172,750
                                                       2009      0.715          0.898           174,100

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.006          0.992           496,781

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.665          0.657                --
                                                       2008      1.136          0.665            50,041
                                                       2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.668          0.696                --
                                                       2008      1.236          0.668           157,097
                                                       2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.051          1.179           228,851
                                                       2009      0.882          1.051           287,175
                                                       2008      1.475          0.882           312,384
                                                       2007      1.447          1.475           383,653
                                                       2006      1.415          1.447           490,839

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.037          1.135            48,586
                                                       2009      0.756          1.037            52,558
                                                       2008      1.144          0.756            53,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.804          0.911                --
                                                       2009      0.624          0.804                --
                                                       2008      1.069          0.624                --
                                                       2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.065          1.148                --
                                                       2009      0.902          1.065                --
                                                       2008      1.075          0.902                --
                                                       2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      1.000          1.092            83,145
                                                       2009      0.825          1.000           104,702
                                                       2008      1.074          0.825           116,283
                                                       2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.931          1.033           422,437
                                                       2009      0.751          0.931           436,032
                                                       2008      1.075          0.751           300,985
                                                       2007      1.051          1.075           473,367
                                                       2006      1.002          1.051           293,332

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.864          0.971                --
                                                       2009      0.683          0.864                --
                                                       2008      1.074          0.683                --
                                                       2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.048          1.176            88,159
                                                       2009      0.854          1.048           150,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.247          1.343           938,667
                                                       2009      1.076          1.247         1,108,857
                                                       2008      1.413          1.076         1,277,298
                                                       2007      1.385          1.413         1,770,342
                                                       2006      1.299          1.385         2,329,161

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.143          1.248            51,773
                                                       2009      0.966          1.143            43,556
                                                       2008      1.461          0.966            71,259
                                                       2007      1.385          1.461           100,257
                                                       2006      1.257          1.385            61,385

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.870          0.988            78,508
                                                       2009      0.635          0.870           152,472
                                                       2008      1.091          0.635           185,229
                                                       2007      1.048          1.091           232,162
                                                       2006      0.996          1.048           216,565

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.907          1.038           196,481
                                                       2009      0.647          0.907           196,538
                                                       2008      1.139          0.647           226,017
                                                       2007      1.066          1.139           217,096
                                                       2006      0.998          1.066           244,796

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           680,672
                                                       2005      1.113          1.113           622,991
                                                       2004      1.043          1.113           537,157
                                                       2003      1.000          1.043           241,210

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.265          1.305                --
                                                       2008      1.232          1.265         3,154,465
                                                       2007      1.156          1.232         3,525,232
                                                       2006      1.137          1.156         3,564,596
                                                       2005      1.132          1.137         4,132,025
                                                       2004      1.102          1.132         5,302,373
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           269,546
                                                       2005      1.771          1.858           342,993
                                                       2004      1.433          1.771           415,868
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           603,020
                                                       2004      1.224          1.317           664,550
                                                       2003      0.952          1.224           643,020
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.107          1.175                --
                                                       2005      1.000          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052            14,308

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.000          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.047                --
                                                       2005      1.000          1.029                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           798,327
                                                       2004      1.042          1.050         1,115,635
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           262,368
                                                       2004      1.002          1.137           282,156
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           290,467
                                                       2004      0.736          0.822            43,480
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,634,731
                                                       2004      1.144          1.250         3,026,672
                                                       2003      1.002          1.144         3,043,996
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            48,422
                                                       2004      1.000          1.117            23,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           515,266
                                                       2004      1.060          1.202           451,988
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370            10,011
                                                       2004      1.212          1.319             5,416
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108           120,414
                                                       2004      1.000          1.091            37,354

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.425          1.358                --
                                                       2007      1.244          1.425             3,859
                                                       2006      1.236          1.244             3,855
                                                       2005      1.169          1.236             3,267
                                                       2004      1.115          1.169             3,336
                                                       2003      1.000          1.115             2,893

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304                --
                                                       2005      1.220          1.249            29,615
                                                       2004      1.120          1.220             4,812
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269                --
                                                       2005      1.159          1.304                --
                                                       2004      1.093          1.159                --
                                                       2003      1.000          1.093                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.643          1.798           171,776
                                                       2009      1.179          1.643           195,446
                                                       2008      1.955          1.179           288,225
                                                       2007      1.738          1.955           310,264
                                                       2006      1.474          1.738           310,194
                                                       2005      1.319          1.474           212,785
                                                       2004      1.187          1.319           120,005
                                                       2003      1.000          1.187            75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.281          1.488           543,207
                                                       2009      0.938          1.281         1,054,414
                                                       2008      1.710          0.938         1,274,695
                                                       2007      1.554          1.710         1,391,037
                                                       2006      1.440          1.554         1,396,522
                                                       2005      1.266          1.440           886,386
                                                       2004      1.149          1.266           324,421
                                                       2003      1.000          1.149            87,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.165          1.272           411,348
                                                       2009      0.907          1.165           665,171
                                                       2008      1.490          0.907           708,281
                                                       2007      1.449          1.490           746,239
                                                       2006      1.284          1.449           750,829
                                                       2005      1.239          1.284           505,039
                                                       2004      1.147          1.239           232,783
                                                       2003      1.000          1.147            87,906

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.551          1.532                --
                                                       2005      1.340          1.551            73,943
                                                       2004      1.145          1.340                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.543          2.004                --
                                                       2005      1.470          1.543             1,987
                                                       2004      1.143          1.470                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295            15,490
                                                       2004      1.074          1.201                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           138,448
                                                       2004      1.067          1.199                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.384          1.587           237,309
                                                       2009      1.042          1.384           386,286
                                                       2008      1.854          1.042           414,250
                                                       2007      1.611          1.854           539,566
                                                       2006      1.474          1.611           537,902
                                                       2005      1.288          1.474           226,388
                                                       2004      1.141          1.288            21,572
                                                       2003      1.000          1.141                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.700          2.140            82,792
                                                       2009      1.242          1.700            85,778
                                                       2008      2.101          1.242            56,548
                                                       2007      1.860          2.101           133,709
                                                       2006      1.690          1.860           110,289
                                                       2005      1.462          1.690            65,896
                                                       2004      1.198          1.462             4,757
                                                       2003      1.000          1.198                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.109          1.223           208,790
                                                       2009      0.835          1.109           449,288
                                                       2008      1.212          0.835           475,499
                                                       2007      1.193          1.212           605,725
                                                       2006      1.031          1.193           595,396
                                                       2005      1.000          1.031           211,695

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.226          1.532               637
                                                       2009      0.872          1.226            45,868
                                                       2008      1.548          0.872           141,504
                                                       2007      1.422          1.548           143,793
                                                       2006      1.336          1.422           143,990
                                                       2005      1.302          1.336           116,970
                                                       2004      1.192          1.302            94,927
                                                       2003      1.000          1.192            72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547                --
                                                       2005      1.232          1.334           279,090
                                                       2004      1.117          1.232            40,828
                                                       2003      1.000          1.117                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.044          2.765                --
                                                       2007      2.414          3.044            99,964
                                                       2006      1.924          2.414           109,390
                                                       2005      1.542          1.924            39,664
                                                       2004      1.263          1.542                --
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           145,939
                                                       2009      1.155          1.550           304,453
                                                       2008      1.979          1.155           316,483
                                                       2007      1.750          1.979           402,806
                                                       2006      1.472          1.750           352,954
                                                       2005      1.364          1.472           172,546
                                                       2004      1.175          1.364            10,115
                                                       2003      1.000          1.175                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.406          1.678                --
                                                       2005      1.319          1.406           121,975
                                                       2004      1.161          1.319                --
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.519          1.868             5,504
                                                       2009      1.074          1.519            28,855
                                                       2008      1.954          1.074            34,443
                                                       2007      1.639          1.954            34,743
                                                       2006      1.478          1.639            35,308
                                                       2005      1.347          1.478            33,744
                                                       2004      1.142          1.347                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502                --
                                                       2005      1.320          1.344           107,190
                                                       2004      1.173          1.320             4,856
                                                       2003      1.000          1.173                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349                --
                                                       2006      1.207          1.269                --
                                                       2005      1.160          1.207                --
                                                       2004      1.151          1.160                --
                                                       2003      1.000          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.012          1.070                --
                                                       2009      0.855          1.012            41,593
                                                       2008      1.488          0.855            52,394
                                                       2007      1.449          1.488            62,409
                                                       2006      1.284          1.449           106,317
                                                       2005      1.231          1.284           133,019
                                                       2004      1.140          1.231           121,998
                                                       2003      1.000          1.140                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.088          1.332           206,468
                                                       2009      0.826          1.088           231,614
                                                       2008      1.415          0.826           235,408
                                                       2007      1.424          1.415           271,599
                                                       2006      1.337          1.424           260,345
                                                       2005      1.223          1.337           165,349
                                                       2004      1.136          1.223            67,772
                                                       2003      1.000          1.136                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.203          1.327            70,387
                                                       2009      1.006          1.203           164,808
                                                       2008      1.453          1.006           106,290
                                                       2007      1.369          1.453           124,725
                                                       2006      1.218          1.369           123,708
                                                       2005      1.192          1.218            52,018
                                                       2004      1.119          1.192            26,682
                                                       2003      1.000          1.119                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.928          0.907                --
                                                       2008      1.343          0.928            90,653
                                                       2007      1.347          1.343           101,562

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.049          1.157           395,954
                                                       2009      0.764          1.049           620,974
                                                       2008      1.348          0.764           672,883
                                                       2007      1.352          1.348           782,567
                                                       2006      1.215          1.352           903,680
                                                       2005      1.179          1.215         1,116,130
                                                       2004      1.129          1.179         1,079,685
                                                       2003      1.000          1.129           120,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.096          1.201            18,585
                                                       2009      0.917          1.096            19,904
                                                       2008      1.312          0.917            21,607
                                                       2007      1.258          1.312            20,726
                                                       2006      1.090          1.258            21,440
                                                       2005      1.115          1.090            21,979
                                                       2004      1.101          1.115            57,419
                                                       2003      1.000          1.101                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.976          1.071           575,776
                                                       2009      0.813          0.976           675,141
                                                       2008      1.276          0.813           709,391
                                                       2007      1.237          1.276           742,354
                                                       2006      1.143          1.237           771,021
                                                       2005      1.120          1.143           514,612
                                                       2004      1.089          1.120           289,306
                                                       2003      1.000          1.089             1,107

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.134          1.294           170,748
                                                       2009      0.895          1.134           207,006
                                                       2008      1.441          0.895           203,562
                                                       2007      1.453          1.441           233,632
                                                       2006      1.271          1.453           194,665
                                                       2005      1.238          1.271            60,849
                                                       2004      1.169          1.238            25,340
                                                       2003      1.000          1.169             2,903

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.070          1.151            46,683
                                                       2009      0.767          1.070            47,798
                                                       2008      1.250          0.767            49,039
                                                       2007      1.212          1.250            48,526
                                                       2006      1.183          1.212            48,629
                                                       2005      1.148          1.183            19,378
                                                       2004      1.169          1.148            46,877
                                                       2003      1.000          1.169                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.171          1.255            10,718
                                                       2009      0.960          1.171            10,721
                                                       2008      1.523          0.960            10,724
                                                       2007      1.498          1.523            10,724
                                                       2006      1.293          1.498            10,724
                                                       2005      1.240          1.293             5,937
                                                       2004      1.147          1.240                --
                                                       2003      1.000          1.147                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.322          1.587            26,531
                                                       2009      0.993          1.322            27,754
                                                       2008      1.567          0.993            27,987
                                                       2007      1.494          1.567            27,537
                                                       2006      1.328          1.494            29,210
                                                       2005      1.252          1.328            27,263
                                                       2004      1.158          1.252            23,009
                                                       2003      1.000          1.158                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.382          1.694             6,869
                                                       2009      0.989          1.382            18,520
                                                       2008      1.703          0.989            18,905
                                                       2007      1.581          1.703            18,508
                                                       2006      1.432          1.581            11,063
                                                       2005      1.394          1.432            11,063
                                                       2004      1.236          1.394                --
                                                       2003      1.000          1.236                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.882          0.858                --
                                                       2008      1.442          0.882            61,652
                                                       2007      1.403          1.442            61,718
                                                       2006      1.245          1.403            62,113
                                                       2005      1.219          1.245            60,652
                                                       2004      1.130          1.219            54,008
                                                       2003      1.000          1.130                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327                --
                                                       2006      1.189          1.308           121,267
                                                       2005      1.173          1.189           123,127
                                                       2004      1.122          1.173           216,831
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.889          0.951            48,205
                                                       2009      0.773          0.889            48,279
                                                       2008      1.002          0.773            48,261
                                                       2007      1.010          1.002            47,967
                                                       2006      0.990          1.010            52,538
                                                       2005      0.988          0.990            45,856
                                                       2004      0.997          0.988            31,864
                                                       2003      1.000          0.997             2,406

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.131          1.235            35,274
                                                       2009      0.968          1.131            36,444
                                                       2008      1.144          0.968            37,673
                                                       2007      1.145          1.144            37,673
                                                       2006      1.110          1.145            37,673
                                                       2005      1.105          1.110            37,673
                                                       2004      1.057          1.105            55,100
                                                       2003      1.000          1.057                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.371          1.566           164,742
                                                       2009      0.876          1.371           179,563
                                                       2008      1.277          0.876           227,671
                                                       2007      1.301          1.277           262,834
                                                       2006      1.197          1.301           267,209
                                                       2005      1.191          1.197           186,636
                                                       2004      1.101          1.191           102,072
                                                       2003      1.000          1.101             2,546

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.026          1.019                --
                                                       2009      1.045          1.026           518,350
                                                       2008      1.040          1.045           492,543
                                                       2007      1.013          1.040            68,075
                                                       2006      0.989          1.013            72,872
                                                       2005      0.982          0.989            78,034
                                                       2004      0.994          0.982                --
                                                       2003      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691                --
                                                       2006      1.436          1.587             7,708
                                                       2005      1.397          1.436             4,371
                                                       2004      1.234          1.397             1,478
                                                       2003      1.000          1.234             1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532                --
                                                       2006      1.264          1.462                --
                                                       2005      1.241          1.264            37,563
                                                       2004      1.170          1.241            37,563
                                                       2003      1.000          1.170                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515                --
                                                       2006      1.272          1.461           115,005
                                                       2005      1.258          1.272           107,753
                                                       2004      1.140          1.258                --
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799                --
                                                       2006      1.488          1.635           199,359
                                                       2005      1.404          1.488           173,124
                                                       2004      1.156          1.404            42,026
                                                       2003      1.000          1.156                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589                --
                                                       2006      1.438          1.518                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.134          1.250                --
                                                       2009      0.971          1.134                --
                                                       2008      1.582          0.971                --
                                                       2007      1.576          1.582                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.768          0.875             1,147
                                                       2009      0.581          0.768                --
                                                       2008      1.014          0.581                --
                                                       2007      1.216          1.014            60,280
                                                       2006      1.003          1.216            34,117

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.209          1.415            12,030
                                                       2009      0.956          1.209             1,955
                                                       2008      1.306          0.956             1,957
                                                       2007      1.347          1.306                --
                                                       2006      1.268          1.347                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.521          1.738            58,088
                                                       2009      0.999          1.521           147,125
                                                       2008      1.722          0.999           154,804
                                                       2007      1.774          1.722           152,304
                                                       2006      1.615          1.774           125,236

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.089          1.349               753
                                                       2009      0.829          1.089                --
                                                       2008      1.379          0.829                --
                                                       2007      1.264          1.379                --
                                                       2006      1.278          1.264                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.596          1.715             4,740
                                                       2009      1.138          1.596            48,101
                                                       2008      2.000          1.138            61,842
                                                       2007      1.565          2.000            63,316
                                                       2006      1.532          1.565            69,085

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.890          1.070               946
                                                       2009      0.664          0.890                --
                                                       2008      1.055          0.664                --
                                                       2008      1.100          1.055                --
                                                       2007      1.245          1.100                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.787          0.902           268,178
                                                       2009      0.679          0.787           539,189
                                                       2008      1.089          0.679           660,398
                                                       2007      1.072          1.089           795,549
                                                       2006      1.001          1.072           655,788

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.782          0.961           177,521
                                                       2009      0.631          0.782           250,826
                                                       2008      1.052          0.631           278,321
                                                       2007      1.068          1.052           287,555
                                                       2006      1.002          1.068                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.813          0.771                --
                                                       2008      1.448          0.813                --
                                                       2007      1.321          1.448                --
                                                       2006      1.342          1.321                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.073          1.119            41,531

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.091          2.532            43,089
                                                       2009      1.264          2.091            73,803
                                                       2008      2.769          1.264           154,882

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.510          1.647               694
                                                       2009      1.172          1.510               695
                                                       2008      2.077          1.172               696
                                                       2007      1.984          2.077                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.257          1.330           261,678
                                                       2009      1.085          1.257           289,744
                                                       2008      1.186          1.085           280,038
                                                       2007      1.124          1.186           307,968

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.347          1.427           678,397
                                                       2009      1.213          1.347         1,004,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.185          1.349                --
                                                       2009      0.977          1.185                --
                                                       2008      1.485          0.977                --
                                                       2007      1.445          1.485                --
                                                       2006      1.348          1.445                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.371          1.506           252,807
                                                       2009      1.052          1.371           336,639
                                                       2008      1.203          1.052           329,226
                                                       2007      1.153          1.203           482,222
                                                       2006      1.116          1.153           475,545

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.828          0.973            90,639
                                                       2009      0.669          0.828           301,892
                                                       2008      0.974          0.669           316,896
                                                       2007      1.025          0.974           346,054
                                                       2006      1.003          1.025           335,357

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.201          1.354             4,745
                                                       2009      0.822          1.201             5,007
                                                       2008      1.546          0.822             5,011
                                                       2007      1.312          1.546             6,145
                                                       2006      1.348          1.312             7,142

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.105          1.171           117,495
                                                       2009      1.033          1.105           134,730
                                                       2008      1.093          1.033           135,379
                                                       2007      1.052          1.093            43,107
                                                       2006      1.017          1.052            43,115

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.957          1.123            10,224
                                                       2009      0.763          0.957             7,821

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.019          1.005           473,136

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.737          0.727                --
                                                       2008      1.259          0.737                --
                                                       2007      1.287          1.259                --
                                                       2006      1.256          1.287                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.713          0.743                --
                                                       2008      1.319          0.713             7,819
                                                       2007      1.296          1.319             7,232
                                                       2006      1.283          1.296             7,020

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.970          1.087            31,179
                                                       2009      0.814          0.970            32,795
                                                       2008      1.362          0.814            38,386
                                                       2007      1.337          1.362            37,443
                                                       2006      1.308          1.337            45,657

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.233          1.348             4,137
                                                       2009      0.900          1.233             4,104
                                                       2008      1.361          0.900             4,088

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.802          0.909                --
                                                       2009      0.623          0.802                --
                                                       2008      1.068          0.623                --
                                                       2007      1.057          1.068                --
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.063          1.145                --
                                                       2009      0.900          1.063                --
                                                       2008      1.074          0.900                --
                                                       2007      1.039          1.074                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.998          1.090                --
                                                       2009      0.824          0.998                --
                                                       2008      1.073          0.824                --
                                                       2007      1.046          1.073                --
                                                       2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.930          1.030                --
                                                       2009      0.750          0.930                --
                                                       2008      1.074          0.750                --
                                                       2007      1.051          1.074                --
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.862          0.968                --
                                                       2009      0.682          0.862                --
                                                       2008      1.074          0.682                --
                                                       2007      1.056          1.074            65,004
                                                       2006      1.002          1.056            64,097

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.087          1.219             5,382
                                                       2009      0.887          1.087             8,358

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.172          1.261           189,358
                                                       2009      1.011          1.172           290,963
                                                       2008      1.329          1.011           384,413
                                                       2007      1.303          1.329           436,817
                                                       2006      1.223          1.303           522,955

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.140          1.244            84,237
                                                       2009      0.963          1.140           152,921
                                                       2008      1.458          0.963           196,369
                                                       2007      1.384          1.458           199,040
                                                       2006      1.256          1.384           206,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.869          0.986           192,228
                                                       2009      0.634          0.869           355,668
                                                       2008      1.090          0.634           486,995
                                                       2007      1.047          1.090           497,959
                                                       2006      0.996          1.047           511,128

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.906          1.035                --
                                                       2009      0.647          0.906                --
                                                       2008      1.138          0.647                --
                                                       2007      1.065          1.138                --
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120                --
                                                       2006      1.115          1.099           308,701
                                                       2005      1.115          1.115           222,028
                                                       2004      1.046          1.115            35,218
                                                       2003      1.000          1.046             4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.173          1.210                --
                                                       2008      1.143          1.173           952,015
                                                       2007      1.073          1.143           930,897
                                                       2006      1.056          1.073           949,462
                                                       2005      1.052          1.056           830,620
                                                       2004      1.024          1.052           196,452
                                                       2003      1.000          1.024            10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995                --
                                                       2006      1.475          1.845                --
                                                       2005      1.343          1.475                --
                                                       2004      1.180          1.343                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961                --
                                                       2006      1.601          1.839            13,289
                                                       2005      1.528          1.601            13,871
                                                       2004      1.236          1.528             1,314
                                                       2003      1.000          1.236             1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342                --
                                                       2005      1.185          1.262                --
                                                       2004      1.136          1.185                --
                                                       2003      1.000          1.136                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308                --
                                                       2005      1.218          1.246            45,518
                                                       2004      1.132          1.218                --
                                                       2003      1.000          1.132                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283                --
                                                       2005      1.172          1.247             1,666
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.106          1.174                --
                                                       2005      1.000          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020                --
                                                       2005      1.000          1.017                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.000          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.047                --
                                                       2005      1.000          1.028                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017                --
                                                       2005      1.036          1.029            34,785
                                                       2004      1.029          1.036            26,629
                                                       2003      1.000          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438                --
                                                       2005      1.236          1.357                --
                                                       2004      1.090          1.236                --
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.276          1.348                --
                                                       2005      1.264          1.276             6,041
                                                       2004      1.132          1.264                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223                --
                                                       2005      1.177          1.187           358,857
                                                       2004      1.078          1.177           114,230
                                                       2003      1.000          1.078            81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256                --
                                                       2005      1.117          1.164           222,621
                                                       2004      1.000          1.117                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.408          1.615                --
                                                       2005      1.313          1.408            67,392
                                                       2004      1.158          1.313                --
                                                       2003      1.000          1.158                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348                --
                                                       2005      1.226          1.273            24,893
                                                       2004      1.127          1.226                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           126,564
                                                       2004      1.000          1.091                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254                --
                                                       2005      1.205          1.204                --
                                                       2004      1.116          1.205                --
                                                       2003      1.000          1.116                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256                --
                                                       2005      1.148          1.212            20,157
                                                       2004      1.128          1.148                --
                                                       2003      1.000          1.128                --






                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.419          1.351               --
                                                       2007      1.240          1.419           25,165
                                                       2006      1.233          1.240           29,606
                                                       2005      1.167          1.233           29,606
                                                       2004      1.115          1.167           29,606
                                                       2003      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246            6,602
                                                       2004      1.119          1.218            6,602
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.633          1.785           24,566
                                                       2009      1.173          1.633           36,458
                                                       2008      1.946          1.173           36,462
                                                       2007      1.733          1.946           36,464
                                                       2006      1.471          1.733           39,406
                                                       2005      1.318          1.471           31,945
                                                       2004      1.187          1.318            8,440
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.272          1.477          173,263
                                                       2009      0.933          1.272          210,701
                                                       2008      1.702          0.933          245,921
                                                       2007      1.549          1.702          245,928
                                                       2006      1.437          1.549          265,884
                                                       2005      1.264          1.437          265,627
                                                       2004      1.148          1.264          191,873
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.158          1.262           82,065
                                                       2009      0.902          1.158          133,050
                                                       2008      1.484          0.902          189,455
                                                       2007      1.444          1.484          198,798
                                                       2006      1.281          1.444          198,842
                                                       2005      1.238          1.281          192,713
                                                       2004      1.146          1.238           87,188
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290          205,418
                                                       2004      1.067          1.197          113,459
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.375          1.575               --
                                                       2009      1.036          1.375               --
                                                       2008      1.846          1.036            6,118
                                                       2007      1.606          1.846            6,118
                                                       2006      1.471          1.606            6,118
                                                       2005      1.287          1.471            6,740
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.689          2.124              980
                                                       2009      1.236          1.689              983
                                                       2008      2.091          1.236              986
                                                       2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.103          1.216               --
                                                       2009      0.832          1.103               --
                                                       2008      1.209          0.832               --
                                                       2007      1.191          1.209               --
                                                       2006      1.030          1.191               --
                                                       2005      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.218          1.521            3,107
                                                       2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331           39,624
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.030          2.752               --
                                                       2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            4,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.510          1.854               --
                                                       2009      1.068          1.510               --
                                                       2008      1.946          1.068               --
                                                       2007      1.634          1.946            2,101
                                                       2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.265          1.344               --
                                                       2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.005          1.063               --
                                                       2009      0.850          1.005           37,179
                                                       2008      1.482          0.850           35,812
                                                       2007      1.444          1.482           34,228
                                                       2006      1.281          1.444          347,992
                                                       2005      1.229          1.281          352,330
                                                       2004      1.140          1.229          356,993
                                                       2003      1.000          1.140               --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.081          1.322           22,441
                                                       2009      0.822          1.081           32,694
                                                       2008      1.409          0.822           42,528
                                                       2007      1.419          1.409           42,528
                                                       2006      1.334          1.419           42,528
                                                       2005      1.221          1.334           40,605
                                                       2004      1.135          1.221           40,605
                                                       2003      1.000          1.135           32,549

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.195          1.317           65,721
                                                       2009      1.001          1.195           90,736
                                                       2008      1.447          1.001          222,306
                                                       2007      1.364          1.447          239,495
                                                       2006      1.215          1.364          251,899
                                                       2005      1.191          1.215          256,359
                                                       2004      1.119          1.191           92,068
                                                       2003      1.000          1.119           35,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.923          0.902               --
                                                       2008      1.337          0.923               --
                                                       2007      1.341          1.337            7,465

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.042          1.149            5,363
                                                       2009      0.760          1.042            5,416
                                                       2008      1.342          0.760            5,275
                                                       2007      1.347          1.342            5,254
                                                       2006      1.212          1.347            4,184
                                                       2005      1.177          1.212           11,628
                                                       2004      1.128          1.177            7,392
                                                       2003      1.000          1.128               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.089          1.193               --
                                                       2009      0.912          1.089               --
                                                       2008      1.306          0.912               --
                                                       2007      1.254          1.306               --
                                                       2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.970          1.063           35,449
                                                       2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.233          1.270          203,103
                                                       2006      1.140          1.233          203,212
                                                       2005      1.118          1.140          203,432
                                                       2004      1.088          1.118           32,569
                                                       2003      1.000          1.088               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.448          1.435          154,084
                                                       2006      1.268          1.448          174,852
                                                       2005      1.237          1.268          176,470
                                                       2004      1.168          1.237          135,088
                                                       2003      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.063          1.142            3,566
                                                       2009      0.763          1.063            3,572
                                                       2008      1.244          0.763            3,578
                                                       2007      1.208          1.244            3,583
                                                       2006      1.180          1.208            3,588
                                                       2005      1.147          1.180            3,593
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.163          1.246           14,139
                                                       2009      0.955          1.163           14,163
                                                       2008      1.517          0.955           16,488
                                                       2007      1.492          1.517           16,516
                                                       2006      1.290          1.492           19,347
                                                       2005      1.238          1.290           19,376
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.314          1.575            6,702
                                                       2009      0.988          1.314           13,254
                                                       2008      1.560          0.988           26,579
                                                       2007      1.488          1.560           26,579
                                                       2006      1.325          1.488           26,579
                                                       2005      1.251          1.325           26,174
                                                       2004      1.158          1.251            6,147
                                                       2003      1.000          1.158               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.373          1.682               --
                                                       2009      0.983          1.373              768
                                                       2008      1.695          0.983            3,938
                                                       2007      1.576          1.695            3,938
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.878          0.853               --
                                                       2008      1.435          0.878               --
                                                       2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.303          1.321               --
                                                       2006      1.187          1.303            7,477
                                                       2005      1.171          1.187            7,489
                                                       2004      1.122          1.171            7,498
                                                       2003      1.000          1.122               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.884          0.944               --
                                                       2009      0.769          0.884              470
                                                       2008      0.998          0.769               --
                                                       2007      1.006          0.998            4,622
                                                       2006      0.988          1.006            5,618
                                                       2005      0.987          0.988            6,103
                                                       2004      0.997          0.987            7,585
                                                       2003      1.000          0.997               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.123          1.226               --
                                                       2009      0.962          1.123            1,885
                                                       2008      1.139          0.962            3,681
                                                       2007      1.142          1.139            3,686
                                                       2006      1.107          1.142            3,690
                                                       2005      1.104          1.107            3,695
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.363          1.555           21,628
                                                       2009      0.871          1.363           33,705
                                                       2008      1.272          0.871           23,268
                                                       2007      1.296          1.272           24,822
                                                       2006      1.194          1.296          111,565
                                                       2005      1.189          1.194          106,210
                                                       2004      1.101          1.189           86,960
                                                       2003      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.019          1.012               --
                                                       2009      1.040          1.019          168,301
                                                       2008      1.036          1.040          260,935
                                                       2007      1.009          1.036          236,624
                                                       2006      0.986          1.009          106,499
                                                       2005      0.981          0.986          109,235
                                                       2004      0.994          0.981           29,273
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.582          1.685               --
                                                       2006      1.432          1.582            3,929
                                                       2005      1.395          1.432            4,326
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261            8,725
                                                       2004      1.169          1.239            8,725
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          118,364
                                                       2005      1.256          1.269          118,369
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           52,795
                                                       2005      1.402          1.484           48,998
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.127          1.241               --
                                                       2009      0.966          1.127               --
                                                       2008      1.575          0.966               --
                                                       2007      1.570          1.575               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.765          0.871              501
                                                       2009      0.579          0.765            1,042
                                                       2008      1.013          0.579              504
                                                       2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.203          1.407               --
                                                       2009      0.953          1.203              338
                                                       2008      1.303          0.953               --
                                                       2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.512          1.725            1,457
                                                       2009      0.994          1.512            1,460
                                                       2008      1.714          0.994            1,462
                                                       2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            4,343

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.084          1.341               --
                                                       2009      0.826          1.084               --
                                                       2008      1.375          0.826               --
                                                       2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.586          1.702               --
                                                       2009      1.132          1.586               --
                                                       2008      1.991          1.132            7,798
                                                       2007      1.560          1.991            3,214
                                                       2006      1.528          1.560               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --
                                                       2008      1.097          1.052               --
                                                       2007      1.243          1.097               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.784          0.898          187,915
                                                       2009      0.677          0.784          195,566
                                                       2008      1.087          0.677          204,163
                                                       2007      1.072          1.087          204,178
                                                       2006      1.001          1.072           66,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.779          0.956           44,673
                                                       2009      0.629          0.779           67,029
                                                       2008      1.051          0.629           80,628
                                                       2007      1.068          1.051           80,634
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.809          0.767               --
                                                       2008      1.441          0.809               --
                                                       2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.066          1.111           37,889

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.078          2.513              271
                                                       2009      1.257          2.078            2,545
                                                       2008      2.756          1.257            2,546

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.249          1.320           27,563
                                                       2009      1.079          1.249           27,563
                                                       2008      1.181          1.079           27,563
                                                       2007      1.120          1.181           27,563

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.339          1.417           91,376
                                                       2009      1.206          1.339           47,751

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.178          1.339            1,941
                                                       2009      0.972          1.178            1,945
                                                       2008      1.479          0.972            1,949
                                                       2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.363          1.496            3,072
                                                       2009      1.047          1.363            3,083
                                                       2008      1.199          1.047            3,471
                                                       2007      1.149          1.199            5,365
                                                       2006      1.114          1.149            6,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.825          0.968          152,990
                                                       2009      0.667          0.825          153,164
                                                       2008      0.972          0.667          250,493
                                                       2007      1.025          0.972          262,541
                                                       2006      1.003          1.025          292,254

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.193          1.344            3,229
                                                       2009      0.817          1.193            3,234
                                                       2008      1.540          0.817            3,240
                                                       2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.098          1.162           29,856
                                                       2009      1.027          1.098           69,444
                                                       2008      1.089          1.027          191,299
                                                       2007      1.049          1.089          198,449
                                                       2006      1.015          1.049          205,183

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.951          1.115               --
                                                       2009      0.758          0.951               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.012          0.997          157,931

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.733          0.723               --
                                                       2008      1.253          0.733               --
                                                       2007      1.282          1.253               --
                                                       2006      1.252          1.282               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.709          0.738               --
                                                       2008      1.313          0.709               --
                                                       2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.964          1.079            5,854
                                                       2009      0.809          0.964               --
                                                       2008      1.356          0.809               --
                                                       2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.225          1.338           25,165
                                                       2009      0.895          1.225           25,165
                                                       2008      1.355          0.895           25,165

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.799          0.905               --
                                                       2009      0.621          0.799               --
                                                       2008      1.067          0.621               --
                                                       2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.059          1.140               --
                                                       2009      0.898          1.059               --
                                                       2008      1.072          0.898               --
                                                       2007      1.038          1.072            9,515
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.994          1.085               --
                                                       2009      0.822          0.994               --
                                                       2008      1.071          0.822               --
                                                       2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.926          1.025               --
                                                       2009      0.748          0.926               --
                                                       2008      1.072          0.748               --
                                                       2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.859          0.964               --
                                                       2009      0.680          0.859               --
                                                       2008      1.072          0.680               --
                                                       2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.080          1.210               --
                                                       2009      0.882          1.080               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.164          1.251           65,382
                                                       2009      1.006          1.164           65,388
                                                       2008      1.323          1.006           65,394
                                                       2007      1.299          1.323           69,849
                                                       2006      1.220          1.299           69,860

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.133          1.235               --
                                                       2009      0.959          1.133               --
                                                       2008      1.453          0.959               --
                                                       2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.865          0.981               --
                                                       2009      0.633          0.865               --
                                                       2008      1.088          0.633               --
                                                       2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.902          1.030               --
                                                       2009      0.645          0.902               --
                                                       2008      1.136          0.645               --
                                                       2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096           27,563
                                                       2005      1.114          1.112           27,563
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.203               --
                                                       2008      1.138          1.167            6,534
                                                       2007      1.070          1.138            7,973
                                                       2006      1.053          1.070            9,240
                                                       2005      1.051          1.053            9,400
                                                       2004      1.024          1.051            6,562
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173               --
                                                       2005      1.000          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.000          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.046               --
                                                       2005      1.000          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.026          1.015               --
                                                       2005      1.035          1.026          207,895
                                                       2004      1.029          1.035           41,357
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184           69,872
                                                       2004      1.078          1.176            4,470
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      1.000          1.116               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105            6,615
                                                       2004      1.000          1.090            7,982

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.000          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.517          1.445                 --
                                                       2007      1.327          1.517            487,221
                                                       2006      1.319          1.327            614,293
                                                       2005      1.250          1.319            656,379
                                                       2004      1.195          1.250            610,988
                                                       2003      0.959          1.195            511,435
                                                       2002      1.000          0.959                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          2,207,542
                                                       2004      1.241          1.349          1,908,078
                                                       2003      0.960          1.241          1,179,327
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360          1,019,795
                                                       2004      1.143          1.211            676,886
                                                       2003      0.948          1.143            234,740
                                                       2002      1.000          0.948                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.786          1.951          4,986,734
                                                       2009      1.283          1.786          6,413,451
                                                       2008      2.131          1.283          7,866,718
                                                       2007      1.898          2.131         10,754,051
                                                       2006      1.612          1.898         11,666,294
                                                       2005      1.445          1.612         11,519,191
                                                       2004      1.302          1.445          8,608,663
                                                       2003      0.984          1.302          3,272,115
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.419          1.647         13,668,315
                                                       2009      1.041          1.419         17,279,131
                                                       2008      1.901          1.041         20,555,168
                                                       2007      1.730          1.901         27,639,345
                                                       2006      1.606          1.730         33,178,097
                                                       2005      1.413          1.606         36,084,575
                                                       2004      1.285          1.413         27,846,095
                                                       2003      0.960          1.285         13,348,333
                                                       2002      1.000          0.960                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.267          1.380         14,427,417
                                                       2009      0.987          1.267         18,535,140
                                                       2008      1.625          0.987         22,490,492
                                                       2007      1.582          1.625         31,610,754
                                                       2006      1.404          1.582         38,914,252
                                                       2005      1.357          1.404         42,938,409
                                                       2004      1.257          1.357         34,891,433
                                                       2003      0.971          1.257         16,543,346
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            322,897
                                                       2004      1.183          1.382            155,337
                                                       2003      0.968          1.183            125,330
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773          1,258,475
                                                       2004      1.317          1.692            907,982
                                                       2003      1.005          1.317            517,817
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291          1,017,734
                                                       2004      1.073          1.199            635,300
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289          1,152,733
                                                       2004      1.067          1.197            585,747
                                                       2003      1.000          1.067             10,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.496          1.713          3,270,258
                                                       2009      1.128          1.496          4,834,284
                                                       2008      2.010          1.128          6,046,378
                                                       2007      1.749          2.010          7,693,955
                                                       2006      1.603          1.749          9,020,390
                                                       2005      1.403          1.603          9,170,674
                                                       2004      1.244          1.403          5,398,363
                                                       2003      0.991          1.244          2,658,742
                                                       2002      1.000          0.991                 --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.875          2.357          2,974,640
                                                       2009      1.372          1.875          3,621,278
                                                       2008      2.324          1.372          4,092,654
                                                       2007      2.061          2.324          5,936,210
                                                       2006      1.875          2.061          7,374,141
                                                       2005      1.625          1.875          7,786,802
                                                       2004      1.333          1.625          5,697,013
                                                       2003      0.986          1.333          2,642,834
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.101          1.213          2,333,646
                                                       2009      0.830          1.101          2,671,387
                                                       2008      1.207          0.830          3,281,125
                                                       2007      1.190          1.207          3,749,596
                                                       2006      1.030          1.190          2,737,922
                                                       2005      1.000          1.030          1,009,443

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      0.969          1.300          2,343,085
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448         10,316,308
                                                       2004      1.217          1.340          7,282,453
                                                       2003      0.994          1.217          4,035,760
                                                       2002      1.000          0.994                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.450          3.132                 --
                                                       2007      2.740          3.450          2,318,232
                                                       2006      2.188          2.740          2,629,984
                                                       2005      1.756          2.188          2,655,308
                                                       2004      1.440          1.756          1,329,055
                                                       2003      1.000          1.440            459,909

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      0.989          1.278          2,712,781
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524          2,988,510
                                                       2004      1.262          1.431          1,026,327
                                                       2003      0.976          1.262            293,882
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.708          2.096            188,323
                                                       2009      1.209          1.708            252,749
                                                       2008      2.203          1.209            328,215
                                                       2007      1.851          2.203            343,923
                                                       2006      1.671          1.851            328,486
                                                       2005      1.525          1.671            397,701
                                                       2004      1.295          1.525            319,453
                                                       2003      0.983          1.295            219,841
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517          1,705,579
                                                       2004      1.328          1.492          1,245,948
                                                       2003      1.000          1.328            374,664

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            563,380
                                                       2005      1.268          1.318            480,171
                                                       2004      1.260          1.268            448,712
                                                       2003      0.960          1.260            359,025
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.089          1.151                 --
                                                       2009      0.922          1.089          5,348,496
                                                       2008      1.606          0.922          6,163,610
                                                       2007      1.566          1.606          8,736,918
                                                       2006      1.390          1.566         10,546,462
                                                       2005      1.335          1.390         11,577,357
                                                       2004      1.238          1.335          8,533,561
                                                       2003      0.962          1.238          2,738,011
                                                       2002      1.000          0.962                 --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.188          1.452          6,166,759
                                                       2009      0.903          1.188          8,161,893
                                                       2008      1.549          0.903         10,087,557
                                                       2007      1.561          1.549         16,790,158
                                                       2006      1.467          1.561         21,236,684
                                                       2005      1.344          1.467         25,412,629
                                                       2004      1.250          1.344         22,751,474
                                                       2003      0.951          1.250         11,494,472
                                                       2002      1.000          0.951                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.267          1.395          5,356,127
                                                       2009      1.061          1.267          6,445,462
                                                       2008      1.535          1.061          5,061,103
                                                       2007      1.448          1.535          7,070,990
                                                       2006      1.290          1.448          8,820,264
                                                       2005      1.265          1.290         10,510,932
                                                       2004      1.190          1.265          9,600,984
                                                       2003      0.977          1.190          5,322,604
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.995          0.972                 --
                                                       2008      1.443          0.995          2,930,315
                                                       2007      1.447          1.443          4,439,814

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.147          1.264         19,437,907
                                                       2009      0.836          1.147         23,651,308
                                                       2008      1.479          0.836         27,785,327
                                                       2007      1.485          1.479         41,111,069
                                                       2006      1.337          1.485         51,864,816
                                                       2005      1.299          1.337         65,845,300
                                                       2004      1.245          1.299         61,022,190
                                                       2003      0.969          1.245         30,761,271
                                                       2002      1.000          0.969                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.147          1.255            623,038
                                                       2009      0.961          1.147            772,262
                                                       2008      1.376          0.961            897,124
                                                       2007      1.323          1.376          1,242,260
                                                       2006      1.147          1.323          1,416,387
                                                       2005      1.175          1.147          1,622,405
                                                       2004      1.163          1.175          1,589,909
                                                       2003      0.963          1.163            975,740
                                                       2002      1.000          0.963                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.320          1.360         31,555,909
                                                       2006      1.222          1.320         40,017,095
                                                       2005      1.199          1.222         53,081,546
                                                       2004      1.168          1.199         49,565,817
                                                       2003      0.979          1.168         24,217,295
                                                       2002      1.000          0.979                 --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.621          1.605         14,736,423
                                                       2006      1.419          1.621         14,682,258
                                                       2005      1.385          1.419         17,117,375
                                                       2004      1.309          1.385         16,184,891
                                                       2003      0.966          1.309          7,989,991
                                                       2002      1.000          0.966                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.238          1.330          2,377,329
                                                       2009      0.890          1.238          2,957,488
                                                       2008      1.451          0.890          3,692,461
                                                       2007      1.409          1.451          5,938,566
                                                       2006      1.378          1.409          7,587,073
                                                       2005      1.339          1.378          9,104,409
                                                       2004      1.365          1.339          9,771,190
                                                       2003      0.946          1.365          7,010,022
                                                       2002      1.000          0.946                 --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.255          1.343            922,961
                                                       2009      1.031          1.255          1,458,721
                                                       2008      1.637          1.031          1,626,807
                                                       2007      1.612          1.637          2,279,472
                                                       2006      1.394          1.612          2,883,317
                                                       2005      1.338          1.394          4,364,648
                                                       2004      1.240          1.338          4,367,573
                                                       2003      0.958          1.240          1,988,012
                                                       2002      1.000          0.958                 --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.402          1.680          1,008,027
                                                       2009      1.054          1.402          1,385,852
                                                       2008      1.666          1.054          1,545,985
                                                       2007      1.591          1.666          2,889,218
                                                       2006      1.417          1.591          3,774,438
                                                       2005      1.338          1.417          4,280,078
                                                       2004      1.239          1.338          4,060,031
                                                       2003      0.977          1.239          2,093,102
                                                       2002      1.000          0.977                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.564          1.914            821,246
                                                       2009      1.120          1.564          1,026,312
                                                       2008      1.933          1.120          1,247,935
                                                       2007      1.797          1.933          2,148,030
                                                       2006      1.630          1.797          1,742,629
                                                       2005      1.589          1.630          2,997,641
                                                       2004      1.412          1.589          2,444,392
                                                       2003      0.970          1.412          1,138,526
                                                       2002      1.000          0.970                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.936          0.909                 --
                                                       2008      1.532          0.936          3,118,573
                                                       2007      1.493          1.532          4,272,623
                                                       2006      1.327          1.493          4,956,784
                                                       2005      1.302          1.327          5,893,196
                                                       2004      1.208          1.302          5,225,862
                                                       2003      0.967          1.208          3,484,316
                                                       2002      1.000          0.967                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          5,710,696
                                                       2005      1.266          1.282          7,098,282
                                                       2004      1.213          1.266          5,749,368
                                                       2003      0.961          1.213          2,581,176
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.881          0.940          1,519,930
                                                       2009      0.767          0.881          1,754,680
                                                       2008      0.995          0.767          2,110,862
                                                       2007      1.005          0.995          3,178,256
                                                       2006      0.987          1.005          4,151,183
                                                       2005      0.986          0.987          4,447,365
                                                       2004      0.997          0.986          2,937,368
                                                       2003      1.000          0.997            158,070

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.169          1.275          1,728,498
                                                       2009      1.002          1.169          2,068,882
                                                       2008      1.187          1.002          2,786,947
                                                       2007      1.190          1.187          4,089,523
                                                       2006      1.155          1.190          4,885,021
                                                       2005      1.152          1.155          6,531,392
                                                       2004      1.103          1.152          6,205,290
                                                       2003      1.010          1.103          3,210,667
                                                       2002      1.000          1.010                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.550          1.768          2,766,254
                                                       2009      0.991          1.550          3,429,824
                                                       2008      1.448          0.991          4,401,834
                                                       2007      1.476          1.448          6,593,186
                                                       2006      1.361          1.476          8,814,668
                                                       2005      1.356          1.361         11,436,070
                                                       2004      1.256          1.356         11,781,817
                                                       2003      1.007          1.256          8,240,112
                                                       2002      1.000          1.007                 --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.006          0.999                 --
                                                       2009      1.027          1.006          5,645,192
                                                       2008      1.023          1.027         11,010,605
                                                       2007      0.998          1.023         10,346,986
                                                       2006      0.975          0.998          7,327,426
                                                       2005      0.970          0.975          7,484,727
                                                       2004      0.984          0.970          6,463,205
                                                       2003      0.999          0.984          2,711,497
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731          1,107,608
                                                       2005      1.529          1.568          2,374,979
                                                       2004      1.353          1.529          1,792,455
                                                       2003      0.974          1.353          2,095,200
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          4,564,455
                                                       2005      1.382          1.406          5,575,091
                                                       2004      1.305          1.382          6,103,588
                                                       2003      0.960          1.305          3,027,981
                                                       2002      1.000          0.960                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          5,723,532
                                                       2005      1.363          1.376          6,713,637
                                                       2004      1.237          1.363          5,690,449
                                                       2003      1.000          1.237          2,497,243

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          6,279,204
                                                       2005      1.519          1.608          7,890,703
                                                       2004      1.252          1.519          5,612,052
                                                       2003      1.000          1.252          2,084,375

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            572,347

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.189          1.309            275,275
                                                       2009      1.020          1.189            314,548
                                                       2008      1.664          1.020            329,358
                                                       2007      1.659          1.664            504,219

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.764          0.869          1,232,713
                                                       2009      0.578          0.764          1,398,607
                                                       2008      1.012          0.578          1,564,673
                                                       2007      1.215          1.012          2,057,759
                                                       2006      1.003          1.215          2,727,553

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.201          1.403            329,660
                                                       2009      0.951          1.201            301,313
                                                       2008      1.301          0.951            170,775
                                                       2007      1.344          1.301            254,616
                                                       2006      1.266          1.344            164,483

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.638          1.869          1,641,906
                                                       2009      1.078          1.638          1,833,231
                                                       2008      1.860          1.078          2,035,846
                                                       2007      1.919          1.860          2,922,567
                                                       2006      1.749          1.919          3,087,346

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.082          1.338             91,104
                                                       2009      0.824          1.082            121,676
                                                       2008      1.373          0.824            113,345
                                                       2007      1.261          1.373             27,260
                                                       2006      1.276          1.261             25,651

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.635          1.753            704,760
                                                       2009      1.167          1.635            802,041
                                                       2008      2.054          1.167            711,694
                                                       2007      1.610          2.054            528,860
                                                       2006      1.577          1.610            271,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652
                                                       2008      1.095          1.051            525,371
                                                       2007      1.242          1.095            123,065

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.783          0.896          6,978,777
                                                       2009      0.676          0.783          9,621,977
                                                       2008      1.086          0.676         11,726,875
                                                       2007      1.071          1.086         16,684,897
                                                       2006      1.001          1.071         14,753,011

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.777          0.954          3,501,813
                                                       2009      0.628          0.777          4,589,109
                                                       2008      1.050          0.628          5,888,411
                                                       2007      1.067          1.050          8,579,406
                                                       2006      1.002          1.067            177,197

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.868          0.823                 --
                                                       2008      1.548          0.868            493,398
                                                       2007      1.414          1.548            649,173
                                                       2006      1.438          1.414            891,373

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.155          1.203          4,449,073

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.363          2.857          1,472,884
                                                       2009      1.430          2.363          1,709,390
                                                       2008      3.136          1.430          1,937,905

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.242          1.311          3,417,038
                                                       2009      1.073          1.242          4,124,179
                                                       2008      1.175          1.073          5,381,602
                                                       2007      1.115          1.175          7,087,828

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.354          1.432         12,806,044
                                                       2009      1.221          1.354         17,267,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.261          1.433            463,283
                                                       2009      1.041          1.261            465,030
                                                       2008      1.585          1.041            508,681
                                                       2007      1.544          1.585            656,154
                                                       2006      1.443          1.544            778,029

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.491          1,561,303
                                                       2009      1.044          1.359          1,962,628
                                                       2008      1.197          1.044          2,928,208
                                                       2007      1.148          1.197          4,244,491
                                                       2006      1.113          1.148          4,027,463

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.824          0.966          3,369,627
                                                       2009      0.666          0.824          4,263,190
                                                       2008      0.971          0.666          5,051,965
                                                       2007      1.024          0.971          7,273,283
                                                       2006      1.003          1.024          4,452,368

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.372          1.545            590,023
                                                       2009      0.940          1.372            704,958
                                                       2008      1.773          0.940            776,099
                                                       2007      1.506          1.773            917,872
                                                       2006      1.549          1.506          1,178,119

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.144          1.210          3,075,440
                                                       2009      1.071          1.144          3,922,320
                                                       2008      1.136          1.071          4,616,814
                                                       2007      1.095          1.136          6,672,228
                                                       2006      1.059          1.095          7,917,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.995          1.166          1,391,366
                                                       2009      0.794          0.995          1,545,775

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.999          0.984          4,094,266

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.769          0.758                 --
                                                       2008      1.315          0.769            149,674
                                                       2007      1.347          1.315            207,446
                                                       2006      1.316          1.347            242,061

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.742          0.773                 --
                                                       2008      1.375          0.742          1,185,675
                                                       2007      1.353          1.375          1,649,269
                                                       2006      1.341          1.353          1,916,151

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.043          1.167          2,039,858
                                                       2009      0.877          1.043          2,600,613
                                                       2008      1.470          0.877          3,265,721
                                                       2007      1.445          1.470          4,648,555
                                                       2006      1.414          1.445          5,773,243

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.309          1.429            278,494
                                                       2009      0.956          1.309            288,838
                                                       2008      1.448          0.956            305,227

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.798          0.902            297,490
                                                       2009      0.621          0.798            286,201
                                                       2008      1.066          0.621            226,154
                                                       2007      1.056          1.066            368,278
                                                       2006      1.002          1.056            435,071

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.057          1.137          1,207,954
                                                       2009      0.897          1.057          1,315,103
                                                       2008      1.071          0.897          1,528,827
                                                       2007      1.038          1.071          2,114,666
                                                       2006      1.001          1.038            548,068

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.992          1.082            868,124
                                                       2009      0.821          0.992          1,407,477
                                                       2008      1.070          0.821          1,581,657
                                                       2007      1.045          1.070          1,388,717
                                                       2006      1.002          1.045            313,622

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.925          1.023          2,716,307
                                                       2009      0.747          0.925          3,354,196
                                                       2008      1.071          0.747          2,842,066
                                                       2007      1.050          1.071          2,899,623
                                                       2006      1.002          1.050          2,266,006

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.857          0.962            664,175
                                                       2009      0.679          0.857          1,135,940
                                                       2008      1.071          0.679          1,646,865
                                                       2007      1.055          1.071          2,215,565
                                                       2006      1.002          1.055          1,236,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.152          1.289          2,122,655
                                                       2009      0.940          1.152          2,484,256

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.209          1.299          9,316,180
                                                       2009      1.045          1.209         11,175,573
                                                       2008      1.376          1.045         13,798,968
                                                       2007      1.351          1.376         19,480,847
                                                       2006      1.269          1.351         22,904,968

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.130          1.231            822,053
                                                       2009      0.957          1.130          1,034,078
                                                       2008      1.450          0.957          1,232,671
                                                       2007      1.378          1.450          1,540,094
                                                       2006      1.252          1.378          1,650,937

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.864          0.979          2,707,008
                                                       2009      0.632          0.864          3,685,845
                                                       2008      1.087          0.632          4,873,943
                                                       2007      1.046          1.087          5,943,469
                                                       2006      0.996          1.046          6,869,926

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.901          1.028            539,899
                                                       2009      0.644          0.901            650,089
                                                       2008      1.136          0.644            914,220
                                                       2007      1.064          1.136          1,241,790
                                                       2006      0.998          1.064          1,510,335

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          7,839,426
                                                       2005      1.110          1.108          9,371,512
                                                       2004      1.042          1.110          6,703,404
                                                       2003      1.000          1.042          2,567,539

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.181          1.217                 (4)
                                                       2008      1.152          1.181         18,493,972
                                                       2007      1.084          1.152         26,032,668
                                                       2006      1.067          1.084         29,856,229
                                                       2005      1.066          1.067         34,623,246
                                                       2004      1.039          1.066         28,002,666
                                                       2003      1.012          1.039         16,220,857
                                                       2002      1.000          1.012                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945          1,116,025
                                                       2005      1.420          1.557          1,188,809
                                                       2004      1.249          1.420          1,202,254
                                                       2003      0.994          1.249          1,017,058
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117          2,003,677
                                                       2005      1.764          1.846          2,343,611
                                                       2004      1.429          1.764          1,856,317
                                                       2003      0.977          1.429          1,245,206
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            960,104
                                                       2004      1.222          1.273            873,719
                                                       2003      0.967          1.222            433,041
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          6,852,978
                                                       2004      1.229          1.320          5,979,259
                                                       2003      0.958          1.229          3,623,265
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304          1,419,278
                                                       2004      1.178          1.227          1,323,451
                                                       2003      0.966          1.178            779,722
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.000          1.105            155,703

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,186,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.000          1.083            579,581

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.028          1.045                 --
                                                       2005      1.000          1.028              8,861

  Travelers Managed Income Subaccount (11/99)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          9,094,874
                                                       2004      1.075          1.081          8,818,009
                                                       2003      1.014          1.075          4,434,743
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            722,175
                                                       2004      1.153          1.306            638,990
                                                       2003      0.973          1.153            354,698
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467          1,317,158
                                                       2004      1.305          1.456            493,360
                                                       2003      0.974          1.305            363,995
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         26,866,522
                                                       2004      1.123          1.224         22,032,112
                                                       2003      0.986          1.123         11,934,543
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162          1,340,888
                                                       2004      1.000          1.116            205,842

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          3,318,807
                                                       2004      1.259          1.425          2,439,815
                                                       2003      1.001          1.259            663,587
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            927,158
                                                       2004      1.210          1.315            613,760
                                                       2003      1.000          1.210            185,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104          3,506,464
                                                       2004      1.000          1.089            528,096

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            931,184
                                                       2004      1.256          1.354            915,221
                                                       2003      0.969          1.256            764,083
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             20,532

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.000          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            357,834
                                                       2004      1.186          1.205            224,885
                                                       2003      0.966          1.186            258,633
                                                       2002      1.000          0.966                 --





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.233          1.174               --
                                                       2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.234          1.348               --
                                                       2009      0.888          1.234               --
                                                       2008      1.474          0.888               --
                                                       2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.008          1.169           11,675
                                                       2009      0.740          1.008           11,675
                                                       2008      1.351          0.740           11,675
                                                       2007      1.231          1.351           23,940
                                                       2006      1.143          1.231           24,649
                                                       2005      1.000          1.143           20,595

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.935          1.018               --
                                                       2009      0.729          0.935               --
                                                       2008      1.200          0.729               --
                                                       2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.054          1.206               --
                                                       2009      0.795          1.054               --
                                                       2008      1.417          0.795               --
                                                       2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.135          1.426               --
                                                       2009      0.831          1.135               --
                                                       2008      1.408          0.831               --
                                                       2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.098          1.209           12,572
                                                       2009      0.829          1.098           12,572
                                                       2008      1.206          0.829           12,572
                                                       2007      1.189          1.206           12,572
                                                       2006      1.029          1.189           12,572
                                                       2005      1.000          1.029            8,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           20,551

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      1.902          1.726               --
                                                       2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.125          1.380               --
                                                       2009      0.797          1.125               --
                                                       2008      1.453          0.797               --
                                                       2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.823          0.869               --
                                                       2009      0.697          0.823          303,869
                                                       2008      1.215          0.697          303,869
                                                       2007      1.185          1.215          303,869
                                                       2006      1.052          1.185          303,869
                                                       2005      1.000          1.052           97,903

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      0.894          1.092               --
                                                       2009      0.680          0.894               --
                                                       2008      1.167          0.680               --
                                                       2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      0.992          1.092               --
                                                       2009      0.831          0.992               --
                                                       2008      1.204          0.831               --
                                                       2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.789          0.770               --
                                                       2008      1.144          0.789               --
                                                       2007      1.147          1.144               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      0.893          0.983               --
                                                       2009      0.651          0.893               --
                                                       2008      1.152          0.651               --
                                                       2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      0.976          1.068               --
                                                       2009      0.819          0.976               --
                                                       2008      1.173          0.819               --
                                                       2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.110          1.143          459,689
                                                       2006      1.028          1.110          459,689
                                                       2005      1.000          1.028          142,365

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      0.945          1.015               --
                                                       2009      0.679          0.945               --
                                                       2008      1.109          0.679               --
                                                       2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.938          1.004               --
                                                       2009      0.771          0.938               --
                                                       2008      1.226          0.771               --
                                                       2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.055          1.263               --
                                                       2009      0.794          1.055               --
                                                       2008      1.255          0.794               --
                                                       2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.028          1.258               --
                                                       2009      0.737          1.028               --
                                                       2008      1.272          0.737               --
                                                       2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.722          0.702               --
                                                       2008      1.183          0.722               --
                                                       2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.891          0.951               --
                                                       2009      0.776          0.891               --
                                                       2008      1.008          0.776               --
                                                       2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.005          1.095               --
                                                       2009      0.862          1.005               --
                                                       2008      1.021          0.862               --
                                                       2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.133          1.291               --
                                                       2009      0.725          1.133               --
                                                       2008      1.059          0.725               --
                                                       2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.035          1.027               --
                                                       2009      1.057          1.035               --
                                                       2008      1.054          1.057          155,624
                                                       2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      0.902          0.993               --
                                                       2009      0.775          0.902               --
                                                       2008      1.264          0.775               --
                                                       2007      1.261          1.264               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.762          0.866               --
                                                       2009      0.577          0.762               --
                                                       2008      1.011          0.577               --
                                                       2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.198          1.399               --
                                                       2009      0.949          1.198               --
                                                       2008      1.299          0.949               --
                                                       2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.143          1.304               --
                                                       2009      0.753          1.143               --
                                                       2008      1.299          0.753               --
                                                       2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.079          1.334               --
                                                       2009      0.823          1.079               --
                                                       2008      1.371          0.823               --
                                                       2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.190          1.276               --
                                                       2009      0.850          1.190               --
                                                       2008      1.497          0.850               --
                                                       2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --
                                                       2008      1.094          1.049               --
                                                       2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.781          0.893           14,114
                                                       2009      0.675          0.781           14,114
                                                       2008      1.085          0.675           14,114
                                                       2007      1.071          1.085           28,212
                                                       2006      1.001          1.071           28,212

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.776          0.952               --
                                                       2009      0.627          0.776               --
                                                       2008      1.049          0.627               --
                                                       2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.691          0.655               --
                                                       2008      1.232          0.691               --
                                                       2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      0.872          0.908          303,869

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.301          1.573               --
                                                       2009      0.788          1.301               --
                                                       2008      1.729          0.788               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.107          1.168               --
                                                       2009      0.957          1.107               --
                                                       2008      1.048          0.957               --
                                                       2007      0.995          1.048               --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.263          1.335           41,273
                                                       2009      1.139          1.263           41,273

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      0.964          1.094               --
                                                       2009      0.796          0.964               --
                                                       2008      1.213          0.796               --
                                                       2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.235          1.354               --
                                                       2009      0.949          1.235               --
                                                       2008      1.088          0.949               --
                                                       2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.822          0.964               --
                                                       2009      0.665          0.822               --
                                                       2008      0.970          0.665               --
                                                       2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.975          1.097               --
                                                       2009      0.669          0.975               --
                                                       2008      1.261          0.669               --
                                                       2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.052          1.112               --
                                                       2009      0.985          1.052               --
                                                       2008      1.045          0.985               --
                                                       2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.818          0.958               --
                                                       2009      0.652          0.818               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.027          1.012               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.647          0.638               --
                                                       2008      1.107          0.647               --
                                                       2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.610          0.635               --
                                                       2008      1.131          0.610               --
                                                       2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.793          0.887               --
                                                       2009      0.667          0.793               --
                                                       2008      1.119          0.667               --
                                                       2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.062          1.159               --
                                                       2009      0.777          1.062               --
                                                       2008      1.177          0.777               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.796          0.900               --
                                                       2009      0.620          0.796               --
                                                       2008      1.065          0.620               --
                                                       2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.055          1.135               --
                                                       2009      0.896          1.055               --
                                                       2008      1.071          0.896               --
                                                       2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.990          1.080               --
                                                       2009      0.819          0.990               --
                                                       2008      1.070          0.819               --
                                                       2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.923          1.021               --
                                                       2009      0.746          0.923               --
                                                       2008      1.070          0.746               --
                                                       2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.856          0.959               --
                                                       2009      0.678          0.856               --
                                                       2008      1.070          0.678               --
                                                       2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.888          0.994               --
                                                       2009      0.725          0.888               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      0.987          1.060               --
                                                       2009      0.854          0.987               --
                                                       2008      1.124          0.854               --
                                                       2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.004          1.093               --
                                                       2009      0.850          1.004               --
                                                       2008      1.290          0.850               --
                                                       2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.862          0.977               --
                                                       2009      0.631          0.862               --
                                                       2008      1.086          0.631               --
                                                       2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.899          1.026               --
                                                       2009      0.643          0.899               --
                                                       2008      1.135          0.643               --
                                                       2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.102          1.136               --
                                                       2008      1.076          1.102           19,653
                                                       2007      1.012          1.076           19,653
                                                       2006      0.998          1.012           19,653
                                                       2005      1.000          0.998           13,117

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.105          1.172               --
                                                       2005      1.000          1.105               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.000          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045               --
                                                       2005      1.000          1.027               --

  Travelers Managed Income Subaccount (11/99)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.000          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.410          1.342                --
                                                       2007      1.234          1.410             3,613
                                                       2006      1.228          1.234             3,432
                                                       2005      1.165          1.228             3,556
                                                       2004      1.114          1.165                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295                --
                                                       2005      1.215          1.242           127,117
                                                       2004      1.119          1.215                --
                                                       2003      1.000          1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258                --
                                                       2005      1.155          1.296            26,995
                                                       2004      1.092          1.155                --
                                                       2003      1.000          1.092                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.617          1.765         1,507,488
                                                       2009      1.164          1.617         1,820,923
                                                       2008      1.933          1.164         2,091,862
                                                       2007      1.724          1.933         1,989,234
                                                       2006      1.465          1.724         1,836,843
                                                       2005      1.315          1.465         1,155,309
                                                       2004      1.186          1.315            16,692
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.260          1.461         4,152,844
                                                       2009      0.925          1.260         5,253,242
                                                       2008      1.691          0.925         6,102,592
                                                       2007      1.541          1.691         6,291,384
                                                       2006      1.432          1.541         6,387,307
                                                       2005      1.261          1.432         4,141,302
                                                       2004      1.148          1.261           199,675
                                                       2003      1.000          1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.147          1.248         4,286,718
                                                       2009      0.895          1.147         5,244,656
                                                       2008      1.474          0.895         6,014,864
                                                       2007      1.437          1.474         6,053,884
                                                       2006      1.277          1.437         5,817,067
                                                       2005      1.235          1.277         3,864,895
                                                       2004      1.145          1.235           123,550
                                                       2003      1.000          1.145                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.541          1.522                --
                                                       2005      1.335          1.541            71,580
                                                       2004      1.143          1.335                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.534          1.987                --
                                                       2005      1.465          1.534           204,937
                                                       2004      1.142          1.465                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398                --
                                                       2005      1.197          1.289           119,651
                                                       2004      1.073          1.197             2,361
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430                --
                                                       2005      1.195          1.286           435,371
                                                       2004      1.066          1.195             8,771
                                                       2003      1.000          1.066                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.362          1.558         2,157,808
                                                       2009      1.028          1.362         2,700,830
                                                       2008      1.834          1.028         3,192,632
                                                       2007      1.598          1.834         3,322,160
                                                       2006      1.466          1.598         3,427,431
                                                       2005      1.284          1.466         1,869,913
                                                       2004      1.140          1.284                --
                                                       2003      1.000          1.140                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.673          2.101           996,375
                                                       2009      1.226          1.673         1,278,955
                                                       2008      2.078          1.226         1,463,369
                                                       2007      1.844          2.078         1,566,707
                                                       2006      1.680          1.844         1,775,319
                                                       2005      1.457          1.680           964,624
                                                       2004      1.197          1.457             7,282
                                                       2003      1.000          1.197                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.096          1.206         2,593,052
                                                       2009      0.827          1.096         3,073,781
                                                       2008      1.204          0.827         3,196,568
                                                       2007      1.188          1.204         3,626,465
                                                       2006      1.029          1.188         3,148,283
                                                       2005      1.000          1.029         1,585,229

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534                --
                                                       2005      1.228          1.326         1,148,828
                                                       2004      1.116          1.228             8,874
                                                       2003      1.000          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.010          2.732                --
                                                       2007      2.393          3.010         1,162,246
                                                       2006      1.913          2.393         1,215,088
                                                       2005      1.537          1.913           653,223
                                                       2004      1.261          1.537             2,013
                                                       2003      1.000          1.261                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.398          1.663                --
                                                       2005      1.315          1.398           778,942
                                                       2004      1.160          1.315            13,918
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.495          1.833            27,009
                                                       2009      1.060          1.495            27,009
                                                       2008      1.933          1.060            29,840
                                                       2007      1.626          1.933           225,164
                                                       2006      1.469          1.626            21,008
                                                       2005      1.342          1.469            18,602
                                                       2004      1.140          1.342                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490                --
                                                       2005      1.315          1.336           266,233
                                                       2004      1.172          1.315                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.258          1.336                --
                                                       2006      1.200          1.258                --
                                                       2005      1.156          1.200                --
                                                       2004      1.150          1.156                --
                                                       2003      1.000          1.150                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.996          1.052                --
                                                       2009      0.844          0.996         1,427,167
                                                       2008      1.472          0.844         2,085,103
                                                       2007      1.436          1.472         2,808,938
                                                       2006      1.276          1.436         2,957,662
                                                       2005      1.226          1.276         1,546,258
                                                       2004      1.139          1.226            15,706
                                                       2003      1.000          1.139                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.071          1.308           972,716
                                                       2009      0.815          1.071         1,352,024
                                                       2008      1.400          0.815         1,665,293
                                                       2007      1.412          1.400         2,144,900
                                                       2006      1.329          1.412         2,177,509
                                                       2005      1.219          1.329         1,495,208
                                                       2004      1.135          1.219           135,046
                                                       2003      1.000          1.135                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.184          1.302           785,468
                                                       2009      0.993          1.184           955,859
                                                       2008      1.438          0.993           965,027
                                                       2007      1.358          1.438         1,055,670
                                                       2006      1.211          1.358         1,117,601
                                                       2005      1.188          1.211         1,040,580
                                                       2004      1.118          1.188           109,070
                                                       2003      1.000          1.118                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.916          0.894                --
                                                       2008      1.329          0.916           319,764
                                                       2007      1.333          1.329           545,031

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.032          1.136         1,816,628
                                                       2009      0.753          1.032         2,392,519
                                                       2008      1.333          0.753         2,666,555
                                                       2007      1.340          1.333         3,529,037
                                                       2006      1.208          1.340         3,639,218
                                                       2005      1.174          1.208         2,609,873
                                                       2004      1.128          1.174            66,010
                                                       2003      1.000          1.128                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.079          1.179             9,167
                                                       2009      0.905          1.079            11,666
                                                       2008      1.297          0.905            22,550
                                                       2007      1.248          1.297            74,726
                                                       2006      1.083          1.248            75,667
                                                       2005      1.111          1.083            93,532
                                                       2004      1.100          1.111            18,420
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.227          1.262         5,904,017
                                                       2006      1.136          1.227         6,911,210
                                                       2005      1.116          1.136         4,861,747
                                                       2004      1.088          1.116           405,533
                                                       2003      1.000          1.088                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.441          1.425           918,544
                                                       2006      1.263          1.441           840,698
                                                       2005      1.234          1.263           687,139
                                                       2004      1.167          1.234            78,545
                                                       2003      1.000          1.167                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.053          1.129           156,530
                                                       2009      0.757          1.053           282,269
                                                       2008      1.236          0.757           404,107
                                                       2007      1.202          1.236           482,503
                                                       2006      1.176          1.202           540,044
                                                       2005      1.144          1.176           474,812
                                                       2004      1.167          1.144            17,873
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.152          1.232           186,018
                                                       2009      0.947          1.152           179,723
                                                       2008      1.507          0.947           179,843
                                                       2007      1.485          1.507           190,161
                                                       2006      1.285          1.485           193,377
                                                       2005      1.235          1.285           177,368
                                                       2004      1.146          1.235                --
                                                       2003      1.000          1.146                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.301          1.558           242,497
                                                       2009      0.980          1.301           416,392
                                                       2008      1.550          0.980           539,165
                                                       2007      1.481          1.550           587,815
                                                       2006      1.321          1.481           622,298
                                                       2005      1.248          1.321           716,785
                                                       2004      1.157          1.248           250,879
                                                       2003      1.000          1.157                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.360          1.663            51,805
                                                       2009      0.975          1.360            81,056
                                                       2008      1.684          0.975           139,674
                                                       2007      1.568          1.684           131,989
                                                       2006      1.423          1.568            18,898
                                                       2005      1.389          1.423            27,311
                                                       2004      1.235          1.389             4,834
                                                       2003      1.000          1.235                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.871          0.845                --
                                                       2008      1.426          0.871           619,816
                                                       2007      1.392          1.426           761,039
                                                       2006      1.237          1.392           771,088
                                                       2005      1.215          1.237           779,368
                                                       2004      1.129          1.215            76,132
                                                       2003      1.000          1.129                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313                --
                                                       2006      1.182          1.297           623,134
                                                       2005      1.169          1.182           551,799
                                                       2004      1.121          1.169            26,484
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.875          0.934           226,962
                                                       2009      0.763          0.875           285,649
                                                       2008      0.991          0.763           394,236
                                                       2007      1.001          0.991           601,651
                                                       2006      0.985          1.001           663,786
                                                       2005      0.985          0.985           526,753
                                                       2004      0.997          0.985           124,857
                                                       2003      1.000          0.997                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.113          1.212            34,356
                                                       2009      0.955          1.113            45,072
                                                       2008      1.131          0.955            53,607
                                                       2007      1.136          1.131            69,170
                                                       2006      1.103          1.136            69,487
                                                       2005      1.101          1.103            96,787
                                                       2004      1.056          1.101            22,686
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.350          1.538           837,410
                                                       2009      0.864          1.350         1,027,347
                                                       2008      1.263          0.864         1,407,255
                                                       2007      1.290          1.263         1,501,251
                                                       2006      1.190          1.290         1,597,304
                                                       2005      1.187          1.190         1,059,905
                                                       2004      1.100          1.187            71,552
                                                       2003      1.000          1.100                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.010          1.002                --
                                                       2009      1.031          1.010         1,223,655
                                                       2008      1.029          1.031         2,560,810
                                                       2007      1.004          1.029         1,322,232
                                                       2006      0.983          1.004           845,554
                                                       2005      0.978          0.983            62,290
                                                       2004      0.993          0.978           131,110
                                                       2003      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.574          1.675                --
                                                       2006      1.427          1.574           117,303
                                                       2005      1.393          1.427           103,410
                                                       2004      1.233          1.393                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517                --
                                                       2006      1.257          1.450                --
                                                       2005      1.236          1.257                --
                                                       2004      1.169          1.236                --
                                                       2003      1.000          1.169                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501                --
                                                       2006      1.264          1.448           505,646
                                                       2005      1.253          1.264           458,335
                                                       2004      1.139          1.253            40,640
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783                --
                                                       2006      1.479          1.621         1,021,048
                                                       2005      1.399          1.479           944,971
                                                       2004      1.155          1.399            33,407
                                                       2003      1.000          1.155                --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574                --
                                                       2006      1.428          1.505            13,156

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.116          1.227            10,704
                                                       2009      0.958          1.116            17,472
                                                       2008      1.565          0.958            17,624
                                                       2007      1.561          1.565            16,304

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.761          0.864           503,017
                                                       2009      0.577          0.761           630,877
                                                       2008      1.010          0.577           681,041
                                                       2007      1.214          1.010           701,161
                                                       2006      1.003          1.214           799,548

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.195          1.395           125,235
                                                       2009      0.948          1.195           146,096
                                                       2008      1.298          0.948           159,621
                                                       2007      1.342          1.298           132,203
                                                       2006      1.265          1.342            63,985

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.497          1.706           221,291
                                                       2009      0.986          1.497           255,922
                                                       2008      1.703          0.986           308,636
                                                       2007      1.759          1.703           307,296
                                                       2006      1.604          1.759           514,350

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.077          1.330            23,404
                                                       2009      0.821          1.077            42,628
                                                       2008      1.370          0.821            39,286
                                                       2007      1.259          1.370            44,166
                                                       2006      1.275          1.259            35,268

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.571          1.683           256,206
                                                       2009      1.123          1.571           271,636
                                                       2008      1.978          1.123           329,850
                                                       2007      1.552          1.978           168,179
                                                       2006      1.522          1.552           132,827

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150
                                                       2008      1.092          1.048            59,742
                                                       2007      1.239          1.092            47,641

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.780          0.891         1,990,849
                                                       2009      0.674          0.780         2,495,892
                                                       2008      1.084          0.674         2,929,009
                                                       2007      1.070          1.084         3,309,548
                                                       2006      1.001          1.070         2,861,770

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.774          0.950           899,241
                                                       2009      0.627          0.774         1,233,693
                                                       2008      1.048          0.627         1,453,107
                                                       2007      1.067          1.048         1,504,181
                                                       2006      1.002          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.802          0.760                --
                                                       2008      1.432          0.802            49,942
                                                       2007      1.310          1.432            55,303
                                                       2006      1.333          1.310            67,191

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.056          1.099         1,022,002

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.058          2.486           958,219
                                                       2009      1.247          2.058         1,082,158
                                                       2008      2.736          1.247         1,239,094

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.237          1.305           984,643
                                                       2009      1.070          1.237         1,290,738
                                                       2008      1.174          1.070         1,377,246
                                                       2007      1.114          1.174         1,394,093

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.326          1.401         2,632,301
                                                       2009      1.196          1.326         3,338,076

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.166          1.324           135,460
                                                       2009      0.964          1.166           165,539
                                                       2008      1.469          0.964           173,595
                                                       2007      1.433          1.469           182,216
                                                       2006      1.339          1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253                --
                                                       2006      1.087          1.138            43,379

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.351          1.481           927,540
                                                       2009      1.040          1.351         1,329,988
                                                       2008      1.192          1.040         1,506,206
                                                       2007      1.145          1.192         1,749,354
                                                       2006      1.111          1.145         1,421,361

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.821          0.961         1,098,050
                                                       2009      0.665          0.821         1,463,970
                                                       2008      0.970          0.665         1,650,682
                                                       2007      1.024          0.970         1,768,231
                                                       2006      1.003          1.024         1,361,621

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.182          1.329            30,434
                                                       2009      0.811          1.182            45,263
                                                       2008      1.530          0.811            67,002
                                                       2007      1.301          1.530           341,012
                                                       2006      1.339          1.301            88,529

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.088          1.149           621,993
                                                       2009      1.019          1.088           671,588
                                                       2008      1.082          1.019           788,769
                                                       2007      1.043          1.082           931,682
                                                       2006      1.010          1.043           934,982

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.942          1.103           195,707
                                                       2009      0.752          0.942           254,015

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.002          0.986           823,308

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.727          0.717                --
                                                       2008      1.245          0.727            20,408
                                                       2007      1.276          1.245            19,718
                                                       2006      1.247          1.276            19,469

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.703          0.732                --
                                                       2008      1.305          0.703           224,608
                                                       2007      1.285          1.305           221,960
                                                       2006      1.274          1.285           230,529

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.954          1.067           408,101
                                                       2009      0.803          0.954           534,950
                                                       2008      1.348          0.803           620,276
                                                       2007      1.326          1.348           686,791
                                                       2006      1.299          1.326           731,420

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.214          1.323                --
                                                       2009      0.888          1.214             3,898
                                                       2008      1.345          0.888             3,344

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.795          0.898           120,368
                                                       2009      0.619          0.795           138,985
                                                       2008      1.064          0.619            88,293
                                                       2007      1.055          1.064            88,926
                                                       2006      1.002          1.055           378,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.053          1.132           195,605
                                                       2009      0.894          1.053            88,760
                                                       2008      1.070          0.894            24,285
                                                       2007      1.037          1.070            27,446
                                                       2006      1.001          1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.989          1.077           124,291
                                                       2009      0.818          0.989           164,449
                                                       2008      1.069          0.818           201,974
                                                       2007      1.044          1.069           170,325
                                                       2006      1.002          1.044           163,449

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.921          1.018           594,969
                                                       2009      0.745          0.921           779,729
                                                       2008      1.069          0.745           629,708
                                                       2007      1.049          1.069           662,867
                                                       2006      1.002          1.049           719,402

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.854          0.957           196,441
                                                       2009      0.678          0.854           322,103
                                                       2008      1.069          0.678           434,810
                                                       2007      1.054          1.069           457,601
                                                       2006      1.002          1.054           465,821

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.070          1.197           479,506
                                                       2009      0.874          1.070           662,279

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.153          1.238         1,081,343
                                                       2009      0.998          1.153         1,271,937
                                                       2008      1.315          0.998         1,471,375
                                                       2007      1.292          1.315         1,741,962
                                                       2006      1.215          1.292         1,922,840

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.124          1.223           359,096
                                                       2009      0.952          1.124           451,475
                                                       2008      1.445          0.952           482,286
                                                       2007      1.374          1.445           526,307
                                                       2006      1.250          1.374           619,542

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.861          0.974         1,229,717
                                                       2009      0.630          0.861         1,600,704
                                                       2008      1.085          0.630         1,891,554
                                                       2007      1.046          1.085         1,983,515
                                                       2006      0.996          1.046         2,041,042

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.897          1.023            36,454
                                                       2009      0.642          0.897            36,454
                                                       2008      1.134          0.642            55,430
                                                       2007      1.063          1.134            28,624
                                                       2006      0.998          1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109                --
                                                       2006      1.108          1.090         1,296,208
                                                       2005      1.111          1.108         1,033,484
                                                       2004      1.045          1.111            96,272
                                                       2003      1.000          1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.157          1.193                --
                                                       2008      1.130          1.157         4,171,345
                                                       2007      1.064          1.130         4,228,796
                                                       2006      1.049          1.064         3,764,766
                                                       2005      1.048          1.049         2,688,262
                                                       2004      1.023          1.048           107,674
                                                       2003      1.000          1.023                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976                --
                                                       2006      1.467          1.830                --
                                                       2005      1.338          1.467                --
                                                       2004      1.179          1.338                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943                --
                                                       2006      1.592          1.824           295,550
                                                       2005      1.523          1.592           280,760
                                                       2004      1.235          1.523                --
                                                       2003      1.000          1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.255          1.333                --
                                                       2005      1.181          1.255            49,939
                                                       2004      1.135          1.181             9,847
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299                --
                                                       2005      1.214          1.239           720,262
                                                       2004      1.131          1.214            41,041
                                                       2003      1.000          1.131                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274                --
                                                       2005      1.168          1.240            64,523
                                                       2004      1.122          1.168             2,527
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085                --
                                                       2005      1.000          1.050           489,279

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126                --
                                                       2005      1.000          1.083           203,169

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.045                --
                                                       2005      1.000          1.027            37,182

  Travelers Managed Income Subaccount (11/99)........  2006      1.023          1.010                --
                                                       2005      1.033          1.023           772,350
                                                       2004      1.028          1.033            77,717
                                                       2003      1.000          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428                --
                                                       2005      1.232          1.349            10,886
                                                       2004      1.088          1.232             6,671
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.269          1.339                --
                                                       2005      1.260          1.269            72,202
                                                       2004      1.131          1.260                --
                                                       2003      1.000          1.131                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215                --
                                                       2005      1.173          1.180         1,203,637
                                                       2004      1.077          1.173            63,089
                                                       2003      1.000          1.077                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250                --
                                                       2005      1.115          1.160           414,455
                                                       2004      1.000          1.115               233

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.400          1.604                --
                                                       2005      1.308          1.400           256,874
                                                       2004      1.157          1.308             2,184
                                                       2003      1.000          1.157                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339                --
                                                       2005      1.222          1.265           121,433
                                                       2004      1.126          1.222                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087                --
                                                       2005      1.000          1.035            32,972

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111                --
                                                       2005      1.089          1.102           941,307
                                                       2004      1.000          1.089             8,613

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246                --
                                                       2005      1.201          1.197            26,075
                                                       2004      1.115          1.201                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275                --
                                                       2005      1.000          1.110            26,780

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265                --
                                                       2005      1.000          1.106            36,600

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.205          1.247                --
                                                       2005      1.144          1.205             8,358
                                                       2004      1.127          1.144                --
                                                       2003      1.000          1.127                --





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.407          1.339                --
                                                       2007      1.232          1.407            13,200
                                                       2006      1.227          1.232            12,718
                                                       2005      1.164          1.227            13,045
                                                       2004      1.114          1.164             8,789
                                                       2003      1.000          1.114               229

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            40,440
                                                       2004      1.119          1.215            35,600
                                                       2003      1.000          1.119             2,538

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295            64,325
                                                       2004      1.092          1.155            64,332
                                                       2003      1.000          1.092            54,932

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.612          1.759            71,524
                                                       2009      1.160          1.612           103,901
                                                       2008      1.929          1.160           124,938
                                                       2007      1.721          1.929           127,649
                                                       2006      1.464          1.721           153,891
                                                       2005      1.314          1.464           130,702
                                                       2004      1.186          1.314           104,100
                                                       2003      1.000          1.186            42,498

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.256          1.456           270,479
                                                       2009      0.923          1.256           422,155
                                                       2008      1.687          0.923           434,684
                                                       2007      1.539          1.687           490,193
                                                       2006      1.430          1.539           562,438
                                                       2005      1.260          1.430           515,454
                                                       2004      1.148          1.260           480,906
                                                       2003      1.000          1.148            77,164

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.143          1.244           376,714
                                                       2009      0.892          1.143           393,448
                                                       2008      1.471          0.892           591,752
                                                       2007      1.434          1.471           643,623
                                                       2006      1.275          1.434           786,871
                                                       2005      1.234          1.275           830,800
                                                       2004      1.145          1.234           718,825
                                                       2003      1.000          1.145           266,304

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             1,439
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287            12,342
                                                       2004      1.073          1.197             4,134
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            31,033
                                                       2004      1.066          1.195            32,246
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.357          1.552            16,723
                                                       2009      1.025          1.357            16,725
                                                       2008      1.830          1.025            13,425
                                                       2007      1.595          1.830            13,427
                                                       2006      1.464          1.595            13,430
                                                       2005      1.283          1.464            24,211
                                                       2004      1.139          1.283            12,533
                                                       2003      1.000          1.139            12,030

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.668          2.093            12,104
                                                       2009      1.222          1.668            12,105
                                                       2008      2.073          1.222            15,579
                                                       2007      1.841          2.073            15,763
                                                       2006      1.678          1.841            30,175
                                                       2005      1.456          1.678            30,180
                                                       2004      1.196          1.456            28,742
                                                       2003      1.000          1.196            14,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.093          1.203           122,574
                                                       2009      0.826          1.093                --
                                                       2008      1.203          0.826                --
                                                       2007      1.187          1.203             1,728
                                                       2006      1.028          1.187                --
                                                       2005      1.000          1.028                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.202          1.498            19,586
                                                       2009      0.858          1.202            12,965
                                                       2008      1.528          0.858            17,420
                                                       2007      1.407          1.528            21,464
                                                       2006      1.326          1.407            36,304
                                                       2005      1.296          1.326            40,749
                                                       2004      1.191          1.296            40,760
                                                       2003      1.000          1.191            32,847

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325            37,224
                                                       2004      1.116          1.227            16,357
                                                       2003      1.000          1.116             2,701

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.004          2.726                --
                                                       2007      2.389          3.004            16,435
                                                       2006      1.911          2.389            14,302
                                                       2005      1.536          1.911            11,241
                                                       2004      1.261          1.536            11,240
                                                       2003      1.000          1.261             9,470

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.521          1.610           122,552
                                                       2009      1.137          1.521           127,513
                                                       2008      1.953          1.137           126,714
                                                       2007      1.733          1.953           211,660
                                                       2006      1.461          1.733           214,591
                                                       2005      1.359          1.461           224,692
                                                       2004      1.174          1.359           207,787
                                                       2003      1.000          1.174            90,643

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396                --
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.491          1.827                --
                                                       2009      1.057          1.491                --
                                                       2008      1.929          1.057                --
                                                       2007      1.623          1.929                --
                                                       2006      1.467          1.623                --
                                                       2005      1.341          1.467                --
                                                       2004      1.140          1.341                --
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334             1,669
                                                       2004      1.172          1.314                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256                --
                                                       2005      1.155          1.199                --
                                                       2004      1.150          1.155                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.993          1.049                --
                                                       2009      0.841          0.993            55,240
                                                       2008      1.469          0.841            73,145
                                                       2007      1.434          1.469           873,636
                                                       2006      1.275          1.434           877,770
                                                       2005      1.226          1.275           999,594
                                                       2004      1.139          1.226           887,498
                                                       2003      1.000          1.139            86,060

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.068          1.303           103,473
                                                       2009      0.813          1.068           107,849
                                                       2008      1.397          0.813           118,038
                                                       2007      1.410          1.397           120,253
                                                       2006      1.327          1.410           192,389
                                                       2005      1.218          1.327           199,983
                                                       2004      1.134          1.218           161,470
                                                       2003      1.000          1.134           115,226

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.180          1.298            42,446
                                                       2009      0.990          1.180            71,910
                                                       2008      1.434          0.990            37,127
                                                       2007      1.355          1.434            39,632
                                                       2006      1.209          1.355           110,612
                                                       2005      1.188          1.209           114,565
                                                       2004      1.118          1.188           115,192
                                                       2003      1.000          1.118            34,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.913          0.892                --
                                                       2008      1.326          0.913            66,457
                                                       2007      1.330          1.326           108,788

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.029          1.132           235,159
                                                       2009      0.751          1.029           370,373
                                                       2008      1.330          0.751           425,348
                                                       2007      1.338          1.330           730,771
                                                       2006      1.206          1.338         1,116,980
                                                       2005      1.174          1.206         1,470,976
                                                       2004      1.127          1.174         1,298,547
                                                       2003      1.000          1.127           275,157

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.076          1.175            31,705
                                                       2009      0.902          1.076            31,705
                                                       2008      1.294          0.902            31,705
                                                       2007      1.246          1.294            31,705
                                                       2006      1.082          1.246            32,957
                                                       2005      1.110          1.082            29,088
                                                       2004      1.100          1.110             9,295
                                                       2003      1.000          1.100                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.957          1.048           364,260
                                                       2009      0.800          0.957           370,399
                                                       2008      1.259          0.800           551,254
                                                       2007      1.224          1.259         1,084,370
                                                       2006      1.135          1.224         1,437,103
                                                       2005      1.115          1.135         1,521,832
                                                       2004      1.088          1.115         1,232,850
                                                       2003      1.000          1.088           159,079

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.112          1.266            39,468
                                                       2009      0.881          1.112            41,648
                                                       2008      1.422          0.881            51,716
                                                       2007      1.439          1.422            63,019
                                                       2006      1.262          1.439            83,533
                                                       2005      1.233          1.262            84,433
                                                       2004      1.167          1.233            83,515
                                                       2003      1.000          1.167                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.049          1.125            82,142
                                                       2009      0.755          1.049            84,629
                                                       2008      1.233          0.755            87,496
                                                       2007      1.200          1.233            87,628
                                                       2006      1.175          1.200           137,096
                                                       2005      1.144          1.175           137,228
                                                       2004      1.167          1.144           136,554
                                                       2003      1.000          1.167            78,921

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.149          1.227            32,564
                                                       2009      0.945          1.149            11,756
                                                       2008      1.504          0.945            11,756
                                                       2007      1.482          1.504            28,027
                                                       2006      1.284          1.482            28,027
                                                       2005      1.234          1.284            28,027
                                                       2004      1.146          1.234            28,027
                                                       2003      1.000          1.146            18,100

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.297          1.552             5,103
                                                       2009      0.977          1.297             5,447
                                                       2008      1.546          0.977            14,160
                                                       2007      1.478          1.546            19,158
                                                       2006      1.319          1.478            24,312
                                                       2005      1.247          1.319            30,525
                                                       2004      1.157          1.247            24,204
                                                       2003      1.000          1.157             4,542

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.356          1.657            17,136
                                                       2009      0.973          1.356            19,922
                                                       2008      1.681          0.973            27,882
                                                       2007      1.565          1.681            27,535
                                                       2006      1.421          1.565            22,532
                                                       2005      1.388          1.421            23,037
                                                       2004      1.235          1.388            19,666
                                                       2003      1.000          1.235                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.868          0.843                --
                                                       2008      1.423          0.868            43,429
                                                       2007      1.389          1.423            54,393
                                                       2006      1.236          1.389            54,396
                                                       2005      1.214          1.236            91,902
                                                       2004      1.128          1.214            87,604
                                                       2003      1.000          1.128                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295           110,586
                                                       2005      1.168          1.181           111,705
                                                       2004      1.121          1.168           113,543
                                                       2003      1.000          1.121                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.872          0.930           150,337
                                                       2009      0.761          0.872                --
                                                       2008      0.989          0.761                --
                                                       2007      1.000          0.989                --
                                                       2006      0.983          1.000             2,300
                                                       2005      0.984          0.983             2,304
                                                       2004      0.996          0.984             2,307
                                                       2003      1.000          0.996                --

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.109          1.208             7,972
                                                       2009      0.952          1.109             7,972
                                                       2008      1.129          0.952            28,078
                                                       2007      1.134          1.129            51,836
                                                       2006      1.102          1.134            51,497
                                                       2005      1.100          1.102            59,706
                                                       2004      1.056          1.100            40,885
                                                       2003      1.000          1.056                --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.345          1.532             5,341
                                                       2009      0.862          1.345            22,746
                                                       2008      1.261          0.862            48,018
                                                       2007      1.287          1.261            60,238
                                                       2006      1.188          1.287            62,294
                                                       2005      1.186          1.188            75,058
                                                       2004      1.100          1.186            96,288
                                                       2003      1.000          1.100            10,679

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.006          0.999                --
                                                       2009      1.029          1.006           234,736
                                                       2008      1.027          1.029           177,645
                                                       2007      1.003          1.027           338,801
                                                       2006      0.981          1.003            43,488
                                                       2005      0.978          0.981            37,664
                                                       2004      0.993          0.978            13,129
                                                       2003      1.000          0.993           355,494

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             4,756
                                                       2005      1.392          1.425                --
                                                       2004      1.233          1.392                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447             2,477
                                                       2005      1.236          1.255             2,482
                                                       2004      1.168          1.236             2,131
                                                       2003      1.000          1.168             1,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           183,341
                                                       2005      1.253          1.263           184,555
                                                       2004      1.139          1.253           181,000
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            99,294
                                                       2005      1.398          1.477            73,957
                                                       2004      1.154          1.398            55,550
                                                       2003      1.000          1.154            22,683

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.112          1.222                --
                                                       2009      0.956          1.112                --
                                                       2008      1.561          0.956                --
                                                       2007      1.558          1.561                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.760          0.862            61,062
                                                       2009      0.576          0.760             2,361
                                                       2008      1.009          0.576             2,364
                                                       2007      1.214          1.009             2,366
                                                       2006      1.003          1.214             2,368

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.192          1.391                --
                                                       2009      0.946          1.192                --
                                                       2008      1.296          0.946                --
                                                       2007      1.341          1.296                --
                                                       2006      1.264          1.341                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.493          1.700             6,945
                                                       2009      0.983          1.493             6,955
                                                       2008      1.699          0.983            75,872
                                                       2007      1.756          1.699           175,528
                                                       2006      1.602          1.756           197,528

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.074          1.326                --
                                                       2009      0.820          1.074                --
                                                       2008      1.368          0.820                --
                                                       2007      1.258          1.368             1,579
                                                       2006      1.274          1.258                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.566          1.677            31,569
                                                       2009      1.120          1.566                --
                                                       2008      1.973          1.120                --
                                                       2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.877          1.052                --
                                                       2009      0.657          0.877                --
                                                       2008      1.046          0.657                --
                                                       2008      1.091          1.046                --
                                                       2007      1.238          1.091                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.778          0.889           171,263
                                                       2009      0.673          0.778           360,167
                                                       2008      1.083          0.673           219,096
                                                       2007      1.070          1.083           222,448
                                                       2006      1.001          1.070           104,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.773          0.947           107,614
                                                       2009      0.626          0.773           113,737
                                                       2008      1.047          0.626           113,775
                                                       2007      1.066          1.047           116,793
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.800          0.758                --
                                                       2008      1.429          0.800             1,245
                                                       2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.052          1.095            19,062

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.051          2.476            84,435
                                                       2009      1.244          2.051           125,473
                                                       2008      2.730          1.244            69,245

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.481          1.611                --
                                                       2009      1.153          1.481                --
                                                       2008      2.049          1.153                --
                                                       2007      1.962          2.049                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.233          1.301            53,744
                                                       2009      1.067          1.233            47,059
                                                       2008      1.171          1.067            26,337
                                                       2007      1.112          1.171           275,716

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.322          1.396           113,051
                                                       2009      1.192          1.322           171,578

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.163          1.319                --
                                                       2009      0.961          1.163                --
                                                       2008      1.466          0.961                --
                                                       2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.252                --
                                                       2006      1.086          1.137                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.348          1.476            79,104
                                                       2009      1.037          1.348            65,110
                                                       2008      1.190          1.037            70,995
                                                       2007      1.143          1.190            72,486
                                                       2006      1.110          1.143            72,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.819          0.959            64,902
                                                       2009      0.664          0.819            64,909
                                                       2008      0.969          0.664            64,917
                                                       2007      1.023          0.969            64,924
                                                       2006      1.003          1.023            45,462

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.178          1.324            41,830
                                                       2009      0.808          1.178                --
                                                       2008      1.526          0.808                --
                                                       2007      1.298          1.526                --
                                                       2006      1.337          1.298                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.084          1.145            63,727
                                                       2009      1.016          1.084            63,729
                                                       2008      1.079          1.016           171,476
                                                       2007      1.042          1.079           175,849
                                                       2006      1.009          1.042           220,738

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.939          1.099            10,059
                                                       2009      0.750          0.939            10,272

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.998          0.983            65,345

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.725          0.715                --
                                                       2008      1.242          0.725            28,327
                                                       2007      1.274          1.242            34,007
                                                       2006      1.246          1.274            33,859

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.701          0.730                --
                                                       2008      1.302          0.701             9,213
                                                       2007      1.283          1.302             9,213
                                                       2006      1.273          1.283             9,213

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.951          1.063             5,508
                                                       2009      0.801          0.951             5,523
                                                       2008      1.345          0.801             5,539
                                                       2007      1.323          1.345             5,552
                                                       2006      1.297          1.323             5,563

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.210          1.318             5,965
                                                       2009      0.885          1.210             5,971
                                                       2008      1.342          0.885             5,977

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.793          0.896                --
                                                       2009      0.618          0.793                --
                                                       2008      1.063          0.618                --
                                                       2007      1.055          1.063           209,930
                                                       2006      1.002          1.055           209,930

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.051          1.129            39,781
                                                       2009      0.893          1.051            39,969
                                                       2008      1.069          0.893             1,147
                                                       2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.987          1.074                --
                                                       2009      0.817          0.987                --
                                                       2008      1.068          0.817                --
                                                       2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.919          1.016                --
                                                       2009      0.744          0.919                --
                                                       2008      1.068          0.744                --
                                                       2007      1.049          1.068                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.853          0.955                --
                                                       2009      0.677          0.853                --
                                                       2008      1.068          0.677                --
                                                       2007      1.054          1.068                --
                                                       2006      1.002          1.054                --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.067          1.192            32,248
                                                       2009      0.872          1.067            43,394

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.150          1.233           299,490
                                                       2009      0.995          1.150           434,108
                                                       2008      1.312          0.995           461,217
                                                       2007      1.290          1.312           555,513
                                                       2006      1.213          1.290           556,314

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.121          1.219               686
                                                       2009      0.950          1.121               859
                                                       2008      1.442          0.950            18,120
                                                       2007      1.373          1.442            18,554
                                                       2006      1.249          1.373                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2010      0.859          0.972            17,245
                                                       2009      0.629          0.859            17,257
                                                       2008      1.085          0.629            17,269
                                                       2007      1.045          1.085            17,279
                                                       2006      0.996          1.045            17,288

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.896          1.021            21,778
                                                       2009      0.641          0.896            21,787
                                                       2008      1.133          0.641            21,796
                                                       2007      1.063          1.133            21,804
                                                       2006      0.998          1.063            82,771

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           303,779
                                                       2005      1.111          1.107           305,601
                                                       2004      1.044          1.111           321,599
                                                       2003      1.000          1.044            27,851

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.154          1.189                --
                                                       2008      1.128          1.154           334,014
                                                       2007      1.062          1.128           397,874
                                                       2006      1.048          1.062           287,446
                                                       2005      1.048          1.048           293,821
                                                       2004      1.023          1.048           260,189
                                                       2003      1.000          1.023            55,309

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            45,034
                                                       2005      1.521          1.590            42,115
                                                       2004      1.235          1.521            40,678
                                                       2003      1.000          1.235            40,678

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             5,576
                                                       2004      1.131          1.213             4,871
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238                --
                                                       2004      1.122          1.167                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.171                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            36,971

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126                --
                                                       2005      1.000          1.082                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           217,662
                                                       2004      1.028          1.032           224,013
                                                       2003      1.000          1.028            26,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231                --
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267                --
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178           586,757
                                                       2004      1.077          1.172           503,064
                                                       2003      1.000          1.077            23,587

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159                --
                                                       2004      1.000          1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398           176,158
                                                       2004      1.157          1.308            44,612
                                                       2003      1.000          1.157             8,972

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.086                --
                                                       2005      1.000          1.035                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102            76,874
                                                       2004      1.000          1.088            76,457

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196             9,423
                                                       2004      1.115          1.200             9,423
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      1.000          1.110                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203            34,151
                                                       2004      1.127          1.143            32,748
                                                       2003      1.000          1.127                --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.502          1.430                --
                                                       2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           112,648
                                                       2004      1.238          1.344           118,266
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.761          1.920           518,156
                                                       2009      1.268          1.761           622,216
                                                       2008      2.109          1.268           717,198
                                                       2007      1.882          2.109           845,324
                                                       2006      1.602          1.882           911,520
                                                       2005      1.439          1.602           948,592
                                                       2004      1.299          1.439           939,232
                                                       2003      0.984          1.299           606,925
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.399          1.621         1,475,737
                                                       2009      1.029          1.399         1,750,502
                                                       2008      1.882          1.029         1,842,828
                                                       2007      1.717          1.882         2,450,821
                                                       2006      1.596          1.717         2,875,091
                                                       2005      1.408          1.596         3,079,647
                                                       2004      1.282          1.408         2,959,886
                                                       2003      0.960          1.282         1,589,866
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.249          1.358         1,594,780
                                                       2009      0.975          1.249         1,912,481
                                                       2008      1.608          0.975         2,035,988
                                                       2007      1.569          1.608         2,642,214
                                                       2006      1.396          1.569         3,104,742
                                                       2005      1.352          1.396         3,749,688
                                                       2004      1.255          1.352         3,694,941
                                                       2003      0.971          1.255         2,218,460
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           168,150
                                                       2004      1.314          1.685           169,491
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           362,351
                                                       2004      1.073          1.196           318,587
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           261,208
                                                       2004      1.066          1.194           227,077
                                                       2003      1.000          1.066               240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.475          1.685           233,101
                                                       2009      1.114          1.475           268,736
                                                       2008      1.990          1.114           282,289
                                                       2007      1.735          1.990           401,485
                                                       2006      1.594          1.735           475,024
                                                       2005      1.397          1.594           478,999
                                                       2004      1.242          1.397           409,292
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.849          2.319           246,793
                                                       2009      1.356          1.849           350,431
                                                       2008      2.300          1.356           371,451
                                                       2007      2.044          2.300           565,391
                                                       2006      1.864          2.044           664,361
                                                       2005      1.618          1.864           646,045
                                                       2004      1.330          1.618           535,382
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.091          1.199            61,888
                                                       2009      0.824          1.091            64,143
                                                       2008      1.201          0.824            57,684
                                                       2007      1.186          1.201           146,278
                                                       2006      1.028          1.186            81,467
                                                       2005      1.000          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      0.968          1.297           332,319
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           795,038
                                                       2004      1.214          1.334           717,041
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.418          3.101                --
                                                       2007      2.720          3.418           192,110
                                                       2006      2.176          2.720           230,006
                                                       2005      1.750          2.176           226,439
                                                       2004      1.438          1.750           160,556
                                                       2003      1.000          1.438            48,022

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      0.988          1.275           274,144
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514           114,648
                                                       2004      1.259          1.425            43,957
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.684          2.063            10,685
                                                       2009      1.195          1.684            11,132
                                                       2008      2.181          1.195            16,900
                                                       2007      1.837          2.181            14,917
                                                       2006      1.661          1.837            69,354
                                                       2005      1.519          1.661            86,844
                                                       2004      1.292          1.519            79,984
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           326,819
                                                       2004      1.326          1.487           358,842
                                                       2003      1.000          1.326           102,251

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      1.074          1.134                --
                                                       2009      0.911          1.074           193,155
                                                       2008      1.590          0.911           244,341
                                                       2007      1.554          1.590           250,335
                                                       2006      1.382          1.554           324,000
                                                       2005      1.329          1.382           593,024
                                                       2004      1.235          1.329           258,857
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.171          1.428           369,558
                                                       2009      0.892          1.171           462,064
                                                       2008      1.534          0.892           531,361
                                                       2007      1.549          1.534           650,353
                                                       2006      1.459          1.549           681,642
                                                       2005      1.339          1.459           923,195
                                                       2004      1.248          1.339           955,288
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.249          1.373           590,521
                                                       2009      1.048          1.249           652,231
                                                       2008      1.520          1.048           492,441
                                                       2007      1.437          1.520           600,774
                                                       2006      1.283          1.437           646,613
                                                       2005      1.260          1.283           809,539
                                                       2004      1.187          1.260           738,429
                                                       2003      0.977          1.187           505,815
                                                       2002      1.000          0.977                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.983          0.960                --
                                                       2008      1.428          0.983           167,769
                                                       2007      1.433          1.428           215,001

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.131          1.243         1,026,387
                                                       2009      0.826          1.131         1,179,401
                                                       2008      1.464          0.826         1,308,236
                                                       2007      1.473          1.464         2,148,712
                                                       2006      1.328          1.473         3,132,860
                                                       2005      1.293          1.328         4,097,406
                                                       2004      1.243          1.293         3,938,967
                                                       2003      0.969          1.243         2,089,352
                                                       2002      1.000          0.969                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.131          1.235             5,817
                                                       2009      0.950          1.131             7,771
                                                       2008      1.363          0.950            19,256
                                                       2007      1.312          1.363            23,142
                                                       2006      1.140          1.312            36,585
                                                       2005      1.170          1.140            52,423
                                                       2004      1.160          1.170            54,112
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.310          1.346         1,536,804
                                                       2006      1.215          1.310         1,997,656
                                                       2005      1.194          1.215         2,926,511
                                                       2004      1.165          1.194         3,143,512
                                                       2003      0.979          1.165         1,606,291
                                                       2002      1.000          0.979                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.608          1.588           712,487
                                                       2006      1.410          1.608           785,346
                                                       2005      1.379          1.410           997,095
                                                       2004      1.306          1.379         1,049,017
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.221          1.309            64,894
                                                       2009      0.879          1.221            86,002
                                                       2008      1.436          0.879           141,978
                                                       2007      1.398          1.436           163,477
                                                       2006      1.370          1.398           317,185
                                                       2005      1.334          1.370           463,770
                                                       2004      1.362          1.334           598,131
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.237          1.321           154,877
                                                       2009      1.018          1.237           158,599
                                                       2008      1.621          1.018           149,673
                                                       2007      1.599          1.621           164,783
                                                       2006      1.386          1.599           171,203
                                                       2005      1.333          1.386           211,911
                                                       2004      1.238          1.333           216,761
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.382          1.653            86,116
                                                       2009      1.042          1.382            85,317
                                                       2008      1.649          1.042           152,075
                                                       2007      1.578          1.649           231,336
                                                       2006      1.408          1.578           326,064
                                                       2005      1.332          1.408           385,744
                                                       2004      1.236          1.332           561,478
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.542          1.884            43,210
                                                       2009      1.107          1.542            50,380
                                                       2008      1.913          1.107            57,351
                                                       2007      1.783          1.913            89,930
                                                       2006      1.620          1.783            70,029
                                                       2005      1.583          1.620           143,267
                                                       2004      1.409          1.583           205,010
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.925          0.898                --
                                                       2008      1.517          0.925            34,894
                                                       2007      1.481          1.517            98,810
                                                       2006      1.319          1.481           136,587
                                                       2005      1.296          1.319           152,151
                                                       2004      1.205          1.296           142,982
                                                       2003      0.967          1.205            70,314
                                                       2002      1.000          0.967                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           277,264
                                                       2005      1.261          1.274           315,343
                                                       2004      1.210          1.261           215,652
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.870          0.927           170,127
                                                       2009      0.759          0.870           212,568
                                                       2008      0.987          0.759           229,397
                                                       2007      0.998          0.987           235,972
                                                       2006      0.982          0.998           270,702
                                                       2005      0.983          0.982           343,643
                                                       2004      0.996          0.983           330,135
                                                       2003      1.000          0.996            47,603

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.153          1.255            78,198
                                                       2009      0.990          1.153            78,626
                                                       2008      1.175          0.990            79,002
                                                       2007      1.181          1.175           110,929
                                                       2006      1.148          1.181           176,146
                                                       2005      1.147          1.148           406,310
                                                       2004      1.101          1.147           379,768
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.528          1.739           176,029
                                                       2009      0.979          1.528           251,608
                                                       2008      1.433          0.979           266,650
                                                       2007      1.465          1.433           352,052
                                                       2006      1.352          1.465           414,956
                                                       2005      1.351          1.352           623,810
                                                       2004      1.253          1.351           618,112
                                                       2003      1.007          1.253           598,011
                                                       2002      1.000          1.007                --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      0.992          0.984                --
                                                       2009      1.014          0.992           234,494
                                                       2008      1.013          1.014           605,509
                                                       2007      0.990          1.013           420,574
                                                       2006      0.969          0.990           159,970
                                                       2005      0.966          0.969           496,424
                                                       2004      0.982          0.966           589,082
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            62,178
                                                       2005      1.523          1.559            64,424
                                                       2004      1.350          1.523            69,737
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           164,737
                                                       2005      1.376          1.397           243,383
                                                       2004      1.302          1.376           262,966
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           503,952
                                                       2005      1.358          1.369           620,310
                                                       2004      1.236          1.358           635,874
                                                       2003      1.000          1.236           321,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           581,538
                                                       2005      1.514          1.599           697,616
                                                       2004      1.251          1.514           613,503
                                                       2003      1.000          1.251           237,691

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            77,629

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.172          1.288            63,414
                                                       2009      1.008          1.172            64,349
                                                       2008      1.647          1.008            64,884
                                                       2007      1.644          1.647            56,019

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.758          0.860            96,869
                                                       2009      0.575          0.758           132,888
                                                       2008      1.009          0.575           158,211
                                                       2007      1.213          1.009           176,242
                                                       2006      1.003          1.213           200,270

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.189          1.387            25,336
                                                       2009      0.944          1.189            30,129
                                                       2008      1.294          0.944            30,014
                                                       2007      1.339          1.294            48,843
                                                       2006      1.264          1.339            43,135

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.616          1.839            85,271
                                                       2009      1.065          1.616           128,760
                                                       2008      1.841          1.065           166,017
                                                       2007      1.903          1.841           252,581
                                                       2006      1.737          1.903           239,316

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.072          1.323            19,724
                                                       2009      0.818          1.072            13,511
                                                       2008      1.366          0.818            15,243
                                                       2007      1.257          1.366            42,383
                                                       2006      1.274          1.257            42,794

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.612          1.725            86,743
                                                       2009      1.153          1.612            83,686
                                                       2008      2.033          1.153           101,120
                                                       2007      1.597          2.033            73,509
                                                       2006      1.567          1.597            62,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651
                                                       2008      1.090          1.045            29,385
                                                       2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.777          0.887           787,223
                                                       2009      0.673          0.777           871,811
                                                       2008      1.083          0.673           840,429
                                                       2007      1.070          1.083         1,118,420
                                                       2006      1.001          1.070         1,080,842

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.772          0.945           356,323
                                                       2009      0.625          0.772           496,863
                                                       2008      1.046          0.625           646,399
                                                       2007      1.066          1.046           798,936
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.857          0.813                --
                                                       2008      1.532          0.857            30,663
                                                       2007      1.403          1.532            28,618
                                                       2006      1.428          1.403            33,146

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.138          1.183           193,121

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.332          2.813            66,673
                                                       2009      1.414          2.332            96,612
                                                       2008      3.105          1.414           119,770

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.225          1.291           279,120
                                                       2009      1.061          1.225           301,467
                                                       2008      1.164          1.061           318,433
                                                       2007      1.106          1.164           260,216

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.335          1.410         1,131,136
                                                       2009      1.205          1.335         1,360,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.244          1.411            10,595
                                                       2009      1.029          1.244            34,681
                                                       2008      1.571          1.029            41,766
                                                       2007      1.533          1.571            61,326
                                                       2006      1.434          1.533           119,162

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.344          1.471           155,496
                                                       2009      1.035          1.344           177,313
                                                       2008      1.188          1.035           163,220
                                                       2007      1.142          1.188           219,540
                                                       2006      1.109          1.142           171,152

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.818          0.957           255,682
                                                       2009      0.663          0.818           485,285
                                                       2008      0.968          0.663           565,957
                                                       2007      1.023          0.968           773,322
                                                       2006      1.003          1.023           867,304

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.353          1.521            44,366
                                                       2009      0.929          1.353            48,338
                                                       2008      1.755          0.929            81,078
                                                       2007      1.494          1.755            88,600
                                                       2006      1.539          1.494            89,328

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.128          1.191           527,944
                                                       2009      1.058          1.128           526,265
                                                       2008      1.124          1.058           533,678
                                                       2007      1.086          1.124           674,523
                                                       2006      1.052          1.086           906,848

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.981          1.147            75,376
                                                       2009      0.783          0.981            69,749

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.984          0.968           342,009

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.759          0.749                --
                                                       2008      1.302          0.759                --
                                                       2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.733          0.763                --
                                                       2008      1.361          0.733            38,887
                                                       2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      1.029          1.149           159,427
                                                       2009      0.866          1.029           157,289
                                                       2008      1.455          0.866           185,732
                                                       2007      1.433          1.455           228,215
                                                       2006      1.405          1.433           370,972

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.291          1.406           110,085
                                                       2009      0.945          1.291           110,805
                                                       2008      1.433          0.945           111,150

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.792          0.894           284,042
                                                       2009      0.617          0.792           228,027
                                                       2008      1.062          0.617           228,027
                                                       2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.049          1.127                --
                                                       2009      0.892          1.049                --
                                                       2008      1.068          0.892                --
                                                       2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.985          1.072            60,032
                                                       2009      0.816          0.985            66,988
                                                       2008      1.067          0.816            75,121
                                                       2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.918          1.014           204,137
                                                       2009      0.743          0.918           260,143
                                                       2008      1.067          0.743           260,178
                                                       2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.851          0.953           214,303
                                                       2009      0.676          0.851            76,123
                                                       2008      1.067          0.676            80,317
                                                       2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.136          1.269            20,183
                                                       2009      0.928          1.136            20,407

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.192          1.278           670,165
                                                       2009      1.033          1.192           781,431
                                                       2008      1.362          1.033           864,282
                                                       2007      1.340          1.362         1,050,728
                                                       2006      1.261          1.340         1,221,226

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.117          1.215            63,742
                                                       2009      0.948          1.117           122,785
                                                       2008      1.440          0.948           109,659
                                                       2007      1.371          1.440           115,603
                                                       2006      1.248          1.371           125,653

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.857          0.970           339,256
                                                       2009      0.629          0.857           387,761
                                                       2008      1.084          0.629           437,628
                                                       2007      1.045          1.084           686,231
                                                       2006      0.996          1.045           701,592

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.894          1.018             5,284
                                                       2009      0.640          0.894             5,290
                                                       2008      1.132          0.640             5,297
                                                       2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           433,579
                                                       2005      1.106          1.102           715,457
                                                       2004      1.041          1.106           678,713
                                                       2003      1.000          1.041           402,687

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.167          1.202                --
                                                       2008      1.141          1.167         1,559,149
                                                       2007      1.075          1.141         1,775,820
                                                       2006      1.061          1.075         2,224,202
                                                       2005      1.061          1.061         2,820,666
                                                       2004      1.037          1.061         2,705,908
                                                       2003      1.012          1.037         1,817,152
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345           101,135
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           350,621
                                                       2004      1.226          1.315           363,339
                                                       2003      0.958          1.226           232,478
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.104          1.170                --
                                                       2005      1.000          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.000          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.044                --
                                                       2005      1.000          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           996,352
                                                       2004      1.073          1.077         1,002,647
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           121,684
                                                       2004      1.150          1.301           130,104
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            92,226
                                                       2004      1.302          1.450            27,016
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,931,053
                                                       2004      1.121          1.219         1,886,360
                                                       2003      0.986          1.121         1,674,573
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            55,119
                                                       2004      1.000          1.114            13,187

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           187,814
                                                       2004      1.256          1.419           120,602
                                                       2003      1.001          1.256            47,064
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           160,260
                                                       2004      1.208          1.310           160,221
                                                       2003      1.000          1.208            15,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           206,711
                                                       2004      1.000          1.088            92,201

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --





                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.275          1.213               --
                                                       2007      1.117          1.275               --
                                                       2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102            2,694
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.358          1.480           51,283
                                                       2009      0.978          1.358           51,283
                                                       2008      1.628          0.978           51,283
                                                       2007      1.454          1.628           51,283
                                                       2006      1.238          1.454           51,283
                                                       2005      1.112          1.238           51,256
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.076          1.245          157,178
                                                       2009      0.791          1.076          170,582
                                                       2008      1.448          0.791          171,524
                                                       2007      1.322          1.448          159,086
                                                       2006      1.230          1.322          165,624
                                                       2005      1.085          1.230           92,330
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.981          1.066          177,579
                                                       2009      0.766          0.981          198,217
                                                       2008      1.264          0.766          206,828
                                                       2007      1.234          1.264          208,873
                                                       2006      1.098          1.234          206,132
                                                       2005      1.064          1.098          128,467
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201           14,061
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.165          1.330            5,128
                                                       2009      0.880          1.165            5,133
                                                       2008      1.573          0.880            5,138
                                                       2007      1.373          1.573            5,142
                                                       2006      1.261          1.373            5,142
                                                       2005      1.107          1.261            2,007
                                                       2004      1.000          1.107               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.397          1.752              690
                                                       2009      1.025          1.397            1,332
                                                       2008      1.741          1.025            3,671
                                                       2007      1.547          1.741            3,671
                                                       2006      1.411          1.547            3,671
                                                       2005      1.226          1.411            2,517
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.088          1.196           71,828
                                                       2009      0.823          1.088           77,548
                                                       2008      1.199          0.823           78,568
                                                       2007      1.185          1.199           78,574
                                                       2006      1.028          1.185           78,574
                                                       2005      1.000          1.028           78,539

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.001          1.246               --
                                                       2009      0.715          1.001               --
                                                       2008      1.274          0.715               --
                                                       2007      1.175          1.274               --
                                                       2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185            5,901
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.458          2.230               --
                                                       2007      1.957          2.458            1,952
                                                       2006      1.567          1.957            1,954
                                                       2005      1.260          1.567            1,955
                                                       2004      1.000          1.260               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.287          1.360            3,725
                                                       2009      0.963          1.287            3,726
                                                       2008      1.655          0.963            3,728
                                                       2007      1.470          1.655            1,211
                                                       2006      1.241          1.470            1,212
                                                       2005      1.155          1.241           40,479
                                                       2004      1.000          1.155            6,678

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188            5,883
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.248          1.528               --
                                                       2009      0.886          1.248               --
                                                       2008      1.619          0.886               --
                                                       2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.859          0.907               --
                                                       2009      0.729          0.859               --
                                                       2008      1.273          0.729               --
                                                       2007      1.244          1.273               --
                                                       2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      0.929          1.133            5,097
                                                       2009      0.708          0.929            5,102
                                                       2008      1.218          0.708            5,108
                                                       2007      1.231          1.218            5,113
                                                       2006      1.160          1.231            5,118
                                                       2005      1.065          1.160            5,121
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.044          1.147            2,743
                                                       2009      0.876          1.044            2,746
                                                       2008      1.271          0.876            2,749
                                                       2007      1.202          1.271            2,752
                                                       2006      1.074          1.202            2,755
                                                       2005      1.056          1.074            2,757
                                                       2004      1.000          1.056               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.803          0.784               --
                                                       2008      1.168          0.803               --
                                                       2007      1.171          1.168               --

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      0.905          0.995           13,044
                                                       2009      0.662          0.905           13,057
                                                       2008      1.173          0.662           13,071
                                                       2007      1.181          1.173           13,082
                                                       2006      1.065          1.181           13,082
                                                       2005      1.038          1.065          323,975
                                                       2004      1.000          1.038           52,148

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      0.979          1.068               --
                                                       2009      0.822          0.979               --
                                                       2008      1.180          0.822               --
                                                       2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.880          0.962          491,906
                                                       2009      0.736          0.880          492,247
                                                       2008      1.160          0.736          513,672
                                                       2007      1.129          1.160          440,391
                                                       2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      0.948          1.079               --
                                                       2009      0.752          0.948               --
                                                       2008      1.215          0.752               --
                                                       2007      1.231          1.215               --
                                                       2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      0.903          0.968               --
                                                       2009      0.651          0.903               --
                                                       2008      1.064          0.651               --
                                                       2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.999          1.066               --
                                                       2009      0.822          0.999               --
                                                       2008      1.310          0.822               --
                                                       2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.132          1.353               --
                                                       2009      0.853          1.132               --
                                                       2008      1.352          0.853               --
                                                       2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.132          1.383               --
                                                       2009      0.813          1.132               --
                                                       2008      1.407          0.813               --
                                                       2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.761          0.739               --
                                                       2008      1.249          0.761               --
                                                       2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.879          0.937               --
                                                       2009      0.768          0.879               --
                                                       2008      0.999          0.768               --
                                                       2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995           49,181
                                                       2004      1.000          0.997            7,699

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.072          1.166               --
                                                       2009      0.921          1.072               --
                                                       2008      1.094          0.921               --
                                                       2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.223          1.391           59,768
                                                       2009      0.784          1.223           63,202
                                                       2008      1.148          0.784           71,035
                                                       2007      1.174          1.148           82,052
                                                       2006      1.085          1.174           76,867
                                                       2005      1.084          1.085           39,525
                                                       2004      1.000          1.084               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.017          1.008               --
                                                       2009      1.040          1.017               --
                                                       2008      1.039          1.040               --
                                                       2007      1.016          1.039               --
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266           30,295
                                                       2005      1.099          1.106           30,282
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           36,783
                                                       2005      1.160          1.224           32,084
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.009          1.108               --
                                                       2009      0.868          1.009               --
                                                       2008      1.420          0.868               --
                                                       2007      1.418          1.420               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.757          0.858               --
                                                       2009      0.574          0.757               --
                                                       2008      1.008          0.574               --
                                                       2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.187          1.384              865
                                                       2009      0.943          1.187            1,670
                                                       2008      1.292          0.943            4,577
                                                       2007      1.338          1.292            4,577
                                                       2006      1.263          1.338            4,577

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.299          1.479               --
                                                       2009      0.857          1.299               --
                                                       2008      1.482          0.857               --
                                                       2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.069          1.319               --
                                                       2009      0.817          1.069               --
                                                       2008      1.364          0.817               --
                                                       2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.365          1.460               --
                                                       2009      0.977          1.365               --
                                                       2008      1.723          0.977               --
                                                       2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.873          1.047            1,441
                                                       2009      0.655          0.873            1,443
                                                       2008      1.043          0.655            1,444
                                                       2008      1.088          1.043            1,446
                                                       2007      1.236          1.088            1,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.776          0.885           40,941
                                                       2009      0.672          0.776           42,880
                                                       2008      1.082          0.672           49,919
                                                       2007      1.069          1.082           49,925
                                                       2006      1.001          1.069           14,105

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.770          0.943           41,975
                                                       2009      0.624          0.770           42,912
                                                       2008      1.045          0.624           46,280
                                                       2007      1.065          1.045           46,288
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.711          0.674               --
                                                       2008      1.272          0.711           27,679
                                                       2007      1.165          1.272           27,679
                                                       2006      1.187          1.165           27,679

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      0.910          0.946               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.675          2.021            1,946
                                                       2009      1.017          1.675            1,948
                                                       2008      2.233          1.017            1,950

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.276          1.387               --
                                                       2009      0.995          1.276               --
                                                       2008      1.769          0.995               --
                                                       2007      1.695          1.769               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.179          1.242            2,836
                                                       2009      1.021          1.179            2,839
                                                       2008      1.121          1.021            2,842
                                                       2007      1.065          1.121            2,845

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.310          1.382            2,888
                                                       2009      1.182          1.310            2,891

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.035          1.173               --
                                                       2009      0.856          1.035               --
                                                       2008      1.307          0.856               --
                                                       2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135            1,447

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.359          1.487           23,943
                                                       2009      1.047          1.359           23,950
                                                       2008      1.203          1.047           23,958
                                                       2007      1.156          1.203           16,999
                                                       2006      1.123          1.156           17,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.816          0.955           21,363
                                                       2009      0.662          0.816           21,372
                                                       2008      0.967          0.662           21,381
                                                       2007      1.023          0.967           21,389
                                                       2006      1.003          1.023           21,396

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.998          1.121               --
                                                       2009      0.686          0.998               --
                                                       2008      1.296          0.686               --
                                                       2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.075          1.134               --
                                                       2009      1.008          1.075               --
                                                       2008      1.072          1.008               --
                                                       2007      1.036          1.072               --
                                                       2006      1.004          1.036               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.839          0.981           32,079
                                                       2009      0.670          0.839           35,349

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.008          0.992               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.654          0.645               --
                                                       2008      1.122          0.654               --
                                                       2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.627          0.653               --
                                                       2008      1.165          0.627           18,618
                                                       2007      1.150          1.165           18,618
                                                       2006      1.141          1.150           18,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.859          0.959               --
                                                       2009      0.724          0.859               --
                                                       2008      1.217          0.724               --
                                                       2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.094          1.191               --
                                                       2009      0.801          1.094               --
                                                       2008      1.216          0.801               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.790          0.892               --
                                                       2009      0.616          0.790               --
                                                       2008      1.061          0.616               --
                                                       2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.047          1.124               --
                                                       2009      0.891          1.047               --
                                                       2008      1.067          0.891               --
                                                       2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.983          1.069               --
                                                       2009      0.815          0.983               --
                                                       2008      1.066          0.815               --
                                                       2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.916          1.011           41,366
                                                       2009      0.742          0.916           41,399
                                                       2008      1.067          0.742           41,434
                                                       2007      1.048          1.067           41,465
                                                       2006      1.002          1.048           41,465

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.850          0.950               --
                                                       2009      0.675          0.850               --
                                                       2008      1.066          0.675               --
                                                       2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.934          1.043               --
                                                       2009      0.764          0.934               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.068          1.145              859
                                                       2009      0.925          1.068            1,664
                                                       2008      1.221          0.925            4,638
                                                       2007      1.202          1.221            4,638
                                                       2006      1.132          1.202            4,638

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.126          1.223           57,821
                                                       2009      0.955          1.126           60,110
                                                       2008      1.452          0.955           68,475
                                                       2007      1.383          1.452           77,868
                                                       2006      1.259          1.383           77,868

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.856          0.968            2,124
                                                       2009      0.628          0.856            4,096
                                                       2008      1.083          0.628           11,217
                                                       2007      1.045          1.083           11,217
                                                       2006      0.996          1.045           11,217

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.892          1.016               --
                                                       2009      0.640          0.892               --
                                                       2008      1.131          0.640               --
                                                       2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            2,847
                                                       2005      1.067          1.062            2,849
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.145          1.179               --
                                                       2008      1.120          1.145            2,894
                                                       2007      1.056          1.120            2,897
                                                       2006      1.043          1.056            2,900
                                                       2005      1.043          1.043            2,902
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118           27,665
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111            3,154
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.170               --
                                                       2005      1.000          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049           38,334

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.000          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016           48,093
                                                       2004      1.000          1.028            7,480

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099            3,113
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169           73,594
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034            1,448

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115           14,747
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092            9,511
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.000          1.105            3,127

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.272          1.210               --
                                                       2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.354          1.475           29,282
                                                       2009      0.976          1.354           11,334
                                                       2008      1.625          0.976           14,388
                                                       2007      1.452          1.625           14,393
                                                       2006      1.237          1.452           28,294
                                                       2005      1.112          1.237           13,476
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.073          1.241          367,567
                                                       2009      0.790          1.073          455,407
                                                       2008      1.446          0.790          472,309
                                                       2007      1.320          1.446          520,965
                                                       2006      1.229          1.320          499,533
                                                       2005      1.085          1.229          411,119
                                                       2004      1.000          1.085           34,031

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      0.978          1.062          384,691
                                                       2009      0.765          0.978          385,454
                                                       2008      1.262          0.765          429,948
                                                       2007      1.233          1.262          460,412
                                                       2006      1.097          1.233          431,176
                                                       2005      1.064          1.097          345,177
                                                       2004      1.000          1.064              766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344           13,433
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198            1,287
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200           97,012
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.162          1.326          139,659
                                                       2009      0.878          1.162          139,659
                                                       2008      1.570          0.878          139,659
                                                       2007      1.371          1.570          139,659
                                                       2006      1.260          1.371          120,320
                                                       2005      1.106          1.260           37,790
                                                       2004      1.000          1.106               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.393          1.746          110,499
                                                       2009      1.023          1.393          120,817
                                                       2008      1.737          1.023          144,604
                                                       2007      1.546          1.737          136,963
                                                       2006      1.410          1.546          145,334
                                                       2005      1.226          1.410          163,704
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.086          1.192           20,722
                                                       2009      0.821          1.086           20,722
                                                       2008      1.198          0.821           20,736
                                                       2007      1.184          1.198           20,736
                                                       2006      1.027          1.184           16,826
                                                       2005      1.000          1.027            5,741

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.998          1.242           18,196
                                                       2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           62,704
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.454          2.226               --
                                                       2007      1.955          2.454           20,553
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187          142,910
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.245          1.523               --
                                                       2009      0.884          1.245               --
                                                       2008      1.616          0.884               --
                                                       2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           89,672
                                                       2004      1.000          1.125           64,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.856          0.904               --
                                                       2009      0.727          0.856          351,797
                                                       2008      1.271          0.727          357,400
                                                       2007      1.243          1.271          397,902
                                                       2006      1.107          1.243          464,735
                                                       2005      1.065          1.107          406,369
                                                       2004      1.000          1.065          103,866

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      0.927          1.129           33,724
                                                       2009      0.707          0.927           40,121
                                                       2008      1.216          0.707           39,332
                                                       2007      1.229          1.216           38,527
                                                       2006      1.159          1.229            9,883
                                                       2005      1.065          1.159            9,552
                                                       2004      1.000          1.065               --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.041          1.143            2,087
                                                       2009      0.875          1.041           25,809
                                                       2008      1.269          0.875            8,784
                                                       2007      1.201          1.269           49,687
                                                       2006      1.073          1.201           49,720
                                                       2005      1.055          1.073           49,206
                                                       2004      1.000          1.055           33,887

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.802          0.782               --
                                                       2008      1.166          0.802           20,960
                                                       2007      1.169          1.166           21,153

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      0.903          0.991          474,059
                                                       2009      0.660          0.903          466,526
                                                       2008      1.171          0.660          526,150
                                                       2007      1.179          1.171          480,799
                                                       2006      1.065          1.179          548,567
                                                       2005      1.038          1.065          478,793
                                                       2004      1.000          1.038           26,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      0.976          1.065               --
                                                       2009      0.820          0.976               --
                                                       2008      1.178          0.820               --
                                                       2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.878          0.959           50,314
                                                       2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.128          1.158           50,751
                                                       2006      1.047          1.128           52,797
                                                       2005      1.030          1.047           52,916
                                                       2004      1.000          1.030               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.229          1.213              723
                                                       2006      1.079          1.229              725
                                                       2005      1.057          1.079              728
                                                       2004      1.000          1.057               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      0.901          0.964               --
                                                       2009      0.649          0.901            5,454
                                                       2008      1.062          0.649           12,988
                                                       2007      1.034          1.062           12,920
                                                       2006      1.014          1.034           12,949
                                                       2005      0.989          1.014           12,501
                                                       2004      1.000          0.989               --

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      0.996          1.063           11,644
                                                       2009      0.820          0.996           11,654
                                                       2008      1.308          0.820           15,002
                                                       2007      1.291          1.308           15,002
                                                       2006      1.120          1.291           15,002
                                                       2005      1.078          1.120           15,002
                                                       2004      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.128          1.348            7,208
                                                       2009      0.851          1.128           29,725
                                                       2008      1.349          0.851           30,416
                                                       2007      1.292          1.349           28,787
                                                       2006      1.154          1.292           18,302
                                                       2005      1.093          1.154           19,256
                                                       2004      1.000          1.093            9,888

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.129          1.378               --
                                                       2009      0.811          1.129               --
                                                       2008      1.404          0.811            2,859
                                                       2007      1.309          1.404            2,877
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.759          0.737               --
                                                       2008      1.247          0.759               --
                                                       2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140           20,815
                                                       2005      1.032          1.041           20,662
                                                       2004      1.000          1.032           10,329

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.877          0.933              717
                                                       2009      0.766          0.877              720
                                                       2008      0.997          0.766              723
                                                       2007      1.009          0.997              726
                                                       2006      0.995          1.009              728
                                                       2005      0.997          0.995              731
                                                       2004      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.069          1.163               --
                                                       2009      0.919          1.069               --
                                                       2008      1.092          0.919               --
                                                       2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.220          1.387           27,068
                                                       2009      0.782          1.220           32,543
                                                       2008      1.146          0.782           45,575
                                                       2007      1.172          1.146           47,385
                                                       2006      1.084          1.172           13,287
                                                       2005      1.083          1.084           12,550
                                                       2004      1.000          1.083               --

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      1.014          1.005               --
                                                       2009      1.038          1.014              723
                                                       2008      1.038          1.038              726
                                                       2007      1.014          1.038              729
                                                       2006      0.995          1.014              732
                                                       2005      0.992          0.995              734
                                                       2004      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314            2,986
                                                       2005      1.168          1.194            2,962
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264           21,522
                                                       2005      1.098          1.106           28,907
                                                       2004      1.000          1.098               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338          165,277
                                                       2005      1.159          1.223          161,706
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.007          1.105           10,636
                                                       2009      0.866          1.007           65,902
                                                       2008      1.418          0.866           67,223
                                                       2007      1.416          1.418           65,276

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.755          0.856            8,089
                                                       2009      0.574          0.755           10,251
                                                       2008      1.007          0.574           12,570
                                                       2007      1.212          1.007           23,926
                                                       2006      1.003          1.212           15,382

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.184          1.380           26,024
                                                       2009      0.941          1.184           11,792
                                                       2008      1.291          0.941           11,795
                                                       2007      1.337          1.291           11,798
                                                       2006      1.263          1.337              725

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.296          1.474               --
                                                       2009      0.855          1.296               --
                                                       2008      1.480          0.855               --
                                                       2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.067          1.315               --
                                                       2009      0.815          1.067               --
                                                       2008      1.363          0.815               --
                                                       2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.361          1.455           28,613
                                                       2009      0.975          1.361           17,970
                                                       2008      1.720          0.975           17,970
                                                       2007      1.353          1.720           17,970
                                                       2006      1.328          1.353               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114
                                                       2008      1.087          1.042           10,956
                                                       2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.774          0.883            9,108
                                                       2009      0.671          0.774            9,108
                                                       2008      1.081          0.671           22,259
                                                       2007      1.069          1.081           21,937
                                                       2006      1.001          1.069           65,545

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.769          0.941          124,970
                                                       2009      0.623          0.769          127,539
                                                       2008      1.044          0.623          128,510
                                                       2007      1.065          1.044          146,333
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.710          0.672               --
                                                       2008      1.269          0.710               --
                                                       2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      0.907          0.943          326,975

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      1.671          2.014           21,773
                                                       2009      1.014          1.671           20,553
                                                       2008      2.229          1.014           20,553

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.175          1.238          250,841
                                                       2009      1.019          1.175          257,201
                                                       2008      1.119          1.019          257,385
                                                       2007      1.064          1.119          288,401

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.306          1.377          322,528
                                                       2009      1.179          1.306          333,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.032          1.169           16,414
                                                       2009      0.854          1.032           23,018
                                                       2008      1.305          0.854           23,018
                                                       2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.355          1.482          275,496
                                                       2009      1.044          1.355          237,652
                                                       2008      1.200          1.044          259,366
                                                       2007      1.155          1.200          276,798
                                                       2006      1.122          1.155          255,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.815          0.952          233,306
                                                       2009      0.661          0.815          306,398
                                                       2008      0.966          0.661          317,703
                                                       2007      1.022          0.966          322,152
                                                       2006      1.003          1.022          355,273

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      0.995          1.118               --
                                                       2009      0.684          0.995               --
                                                       2008      1.294          0.684               --
                                                       2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.072          1.130              698
                                                       2009      1.006          1.072           63,505
                                                       2008      1.070          1.006           63,511
                                                       2007      1.034          1.070           63,516
                                                       2006      1.003          1.034            4,099

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.837          0.977               --
                                                       2009      0.669          0.837               --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.005          0.988              720

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.653          0.643               --
                                                       2008      1.120          0.653               --
                                                       2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.626          0.651               --
                                                       2008      1.163          0.626            3,340
                                                       2007      1.148          1.163            3,342
                                                       2006      1.140          1.148            3,342

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.857          0.956               (0)
                                                       2009      0.722          0.857               (0)
                                                       2008      1.215          0.722            5,620
                                                       2007      1.197          1.215            5,624
                                                       2006      1.174          1.197            5,624

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.091          1.187               --
                                                       2009      0.799          1.091               --
                                                       2008      1.213          0.799               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.789          0.890           32,336
                                                       2009      0.616          0.789           32,271
                                                       2008      1.060          0.616           30,912
                                                       2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.045          1.121               --
                                                       2009      0.890          1.045               --
                                                       2008      1.066          0.890               --
                                                       2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.981          1.067               --
                                                       2009      0.814          0.981               --
                                                       2008      1.065          0.814               --
                                                       2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.914          1.009               --
                                                       2009      0.741          0.914               --
                                                       2008      1.066          0.741               --
                                                       2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.848          0.948          222,561
                                                       2009      0.674          0.848          222,677
                                                       2008      1.065          0.674          224,467
                                                       2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      0.932          1.040               --
                                                       2009      0.762          0.932               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.065          1.141          204,634
                                                       2009      0.923          1.065          199,998
                                                       2008      1.219          0.923          205,532
                                                       2007      1.201          1.219          247,851
                                                       2006      1.131          1.201          243,154

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.122          1.219           46,844
                                                       2009      0.953          1.122          108,178
                                                       2008      1.449          0.953          116,387
                                                       2007      1.381          1.449          115,891
                                                       2006      1.258          1.381           77,332

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2010      0.854          0.965          123,094
                                                       2009      0.627          0.854          169,272
                                                       2008      1.082          0.627          171,373
                                                       2007      1.044          1.082          180,313
                                                       2006      0.996          1.044          152,363

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.891          1.014               --
                                                       2009      0.639          0.891               --
                                                       2008      1.130          0.639               --
                                                       2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042          354,078
                                                       2005      1.066          1.061          298,845
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176               --
                                                       2008      1.118          1.142          338,553
                                                       2007      1.055          1.118          384,569
                                                       2006      1.042          1.055          374,764
                                                       2005      1.043          1.042          357,897
                                                       2004      1.000          1.043           56,932

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           15,345
                                                       2005      1.192          1.243           19,791
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121           18,454
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169               --
                                                       2005      1.000          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.000          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.043               --
                                                       2005      1.000          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016            4,104
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099          268,929
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168           27,601
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114          159,981
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091            2,635
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104              728

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco V.I. Van Kampen Capital Growth Subaccount
  (Series I) (11/99).................................  2008      1.394          1.326                --
                                                       2007      1.224          1.394            26,612
                                                       2006      1.221          1.224            26,612
                                                       2005      1.161          1.221            26,612
                                                       2004      1.113          1.161            26,612
                                                       2003      1.000          1.113            14,111

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286                --
                                                       2005      1.211          1.234                --
                                                       2004      1.118          1.211                --
                                                       2003      1.000          1.118                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.288          1.247                --
                                                       2005      1.151          1.288                --
                                                       2004      1.091          1.151                --
                                                       2003      1.000          1.091                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.592          1.733           223,093
                                                       2009      1.148          1.592           326,343
                                                       2008      1.912          1.148           295,275
                                                       2007      1.709          1.912           298,130
                                                       2006      1.457          1.709           299,516
                                                       2005      1.310          1.457           282,025
                                                       2004      1.185          1.310           183,593
                                                       2003      1.000          1.185            14,783

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2010      1.240          1.434           613,289
                                                       2009      0.913          1.240           689,867
                                                       2008      1.673          0.913           536,739
                                                       2007      1.528          1.673           625,553
                                                       2006      1.423          1.528           634,338
                                                       2005      1.257          1.423           631,090
                                                       2004      1.147          1.257           445,466
                                                       2003      1.000          1.147            52,996

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2010      1.129          1.226           542,645
                                                       2009      0.883          1.129           584,339
                                                       2008      1.458          0.883           503,075
                                                       2007      1.425          1.458           579,568
                                                       2006      1.269          1.425           614,144
                                                       2005      1.231          1.269           622,504
                                                       2004      1.144          1.231           413,574
                                                       2003      1.000          1.144            90,555

Capital Appreciation Fund
  Capital Appreciation Fund (3/02)...................  2006      1.532          1.511                --
                                                       2005      1.330          1.532                --
                                                       2004      1.142          1.330                --
                                                       2003      1.000          1.142                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02).............................................  2006      1.525          1.971                --
                                                       2005      1.460          1.525                --
                                                       2004      1.141          1.460                --
                                                       2003      1.000          1.141                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389                --
                                                       2005      1.194          1.282             8,434
                                                       2004      1.073          1.194                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421                --
                                                       2005      1.192          1.279            80,769
                                                       2004      1.066          1.192            73,096
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class) (11/99).....................................  2010      1.340          1.529           202,647
                                                       2009      1.014          1.340           117,917
                                                       2008      1.814          1.014           216,999
                                                       2007      1.584          1.814           156,414
                                                       2006      1.457          1.584           170,454
                                                       2005      1.280          1.457           172,795
                                                       2004      1.139          1.280            65,331
                                                       2003      1.000          1.139            23,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (3/02).............................................  2010      1.646          2.063             2,265
                                                       2009      1.209          1.646           124,864
                                                       2008      2.055          1.209            26,485
                                                       2007      1.829          2.055            16,354
                                                       2006      1.670          1.829            65,237
                                                       2005      1.452          1.670            65,314
                                                       2004      1.195          1.452             5,627
                                                       2003      1.000          1.195                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2010      1.083          1.189                --
                                                       2009      0.820          1.083                --
                                                       2008      1.196          0.820                --
                                                       2007      1.183          1.196                --
                                                       2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.187          1.476            10,856
                                                       2009      0.849          1.187            14,745
                                                       2008      1.515          0.849            15,876
                                                       2007      1.398          1.515            15,876
                                                       2006      1.320          1.398            15,876
                                                       2005      1.293          1.320            20,154
                                                       2004      1.190          1.293            20,152
                                                       2003      1.000          1.190             4,453

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521                --
                                                       2005      1.224          1.318            52,376
                                                       2004      1.115          1.224            45,881
                                                       2003      1.000          1.115            24,126

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      2.978          2.700                --
                                                       2007      2.373          2.978                --
                                                       2006      1.902          2.373                --
                                                       2005      1.531          1.902                --
                                                       2004      1.260          1.531                --
                                                       2003      1.000          1.260                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.501          1.586             7,396
                                                       2009      1.124          1.501            36,547
                                                       2008      1.936          1.124            37,000
                                                       2007      1.721          1.936             8,134
                                                       2006      1.454          1.721            22,958
                                                       2005      1.355          1.454            31,756
                                                       2004      1.173          1.355            31,137
                                                       2003      1.000          1.173            13,468

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.390          1.649                --
                                                       2005      1.310          1.390            13,531
                                                       2004      1.159          1.310             1,520
                                                       2003      1.000          1.159                --

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2010      1.472          1.800                --
                                                       2009      1.046          1.472            26,685
                                                       2008      1.912          1.046            32,443
                                                       2007      1.612          1.912             5,758
                                                       2006      1.460          1.612             5,758
                                                       2005      1.337          1.460             5,758
                                                       2004      1.139          1.337             5,758
                                                       2003      1.000          1.139                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477                --
                                                       2005      1.310          1.328                --
                                                       2004      1.171          1.310                --
                                                       2003      1.000          1.171                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.248          1.324                --
                                                       2006      1.193          1.248                --
                                                       2005      1.152          1.193                --
                                                       2004      1.149          1.152                --
                                                       2003      1.000          1.149                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity
  Subaccount (10/02).................................  2010      0.980          1.035                --
                                                       2009      0.832          0.980            14,352
                                                       2008      1.456          0.832            15,364
                                                       2007      1.424          1.456            49,695
                                                       2006      1.269          1.424            82,455
                                                       2005      1.222          1.269            85,525
                                                       2004      1.138          1.222            85,274
                                                       2003      1.000          1.138            24,738

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (11/99).......................  2010      1.054          1.284            70,168
                                                       2009      0.804          1.054            93,299
                                                       2008      1.385          0.804            99,601
                                                       2007      1.400          1.385           138,064
                                                       2006      1.321          1.400           162,170
                                                       2005      1.214          1.321           160,262
                                                       2004      1.134          1.214           160,975
                                                       2003      1.000          1.134            71,394

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (11/99)..................................  2010      1.165          1.279            81,988
                                                       2009      0.979          1.165            64,534
                                                       2008      1.422          0.979             5,072
                                                       2007      1.346          1.422            30,548
                                                       2006      1.203          1.346            30,558
                                                       2005      1.184          1.203            31,908
                                                       2004      1.117          1.184            17,157
                                                       2003      1.000          1.117            16,356

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07).................................  2009      0.903          0.881                --
                                                       2008      1.314          0.903            67,222
                                                       2007      1.318          1.314            68,636

  LMPVET ClearBridge Variable Capital Subaccount
  (10/02)............................................  2010      1.016          1.115           390,648
                                                       2009      0.743          1.016           411,839
                                                       2008      1.319          0.743           520,354
                                                       2007      1.329          1.319           653,664
                                                       2006      1.200          1.329           667,648
                                                       2005      1.170          1.200           709,905
                                                       2004      1.126          1.170           678,003
                                                       2003      1.000          1.126           148,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/01)..................................  2010      1.062          1.158                --
                                                       2009      0.893          1.062                --
                                                       2008      1.283          0.893             3,298
                                                       2007      1.237          1.283             5,373
                                                       2006      1.077          1.237             5,373
                                                       2005      1.107          1.077            30,024
                                                       2004      1.099          1.107            26,596
                                                       2003      1.000          1.099                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (10/02)......................  2010      0.945          1.032           205,680
                                                       2009      0.791          0.945           210,062
                                                       2008      1.248          0.791           216,854
                                                       2007      1.216          1.248           589,996
                                                       2006      1.130          1.216           789,181
                                                       2005      1.112          1.130         1,027,957
                                                       2004      1.087          1.112           766,233
                                                       2003      1.000          1.087            83,053

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (12/99).................  2010      1.098          1.247            68,870
                                                       2009      0.871          1.098            70,869
                                                       2008      1.410          0.871           144,412
                                                       2007      1.429          1.410           153,671
                                                       2006      1.256          1.429           137,556
                                                       2005      1.230          1.256           135,489
                                                       2004      1.166          1.230           131,180
                                                       2003      1.000          1.166            52,593

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.036          1.109             1,908
                                                       2009      0.747          1.036            24,688
                                                       2008      1.222          0.747            24,695
                                                       2007      1.192          1.222            24,702
                                                       2006      1.169          1.192            24,707
                                                       2005      1.140          1.169            24,714
                                                       2004      1.166          1.140            24,720
                                                       2003      1.000          1.166            24,722

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (11/99).......................  2010      1.134          1.209            15,756
                                                       2009      0.935          1.134            17,623
                                                       2008      1.490          0.935            25,886
                                                       2007      1.472          1.490            33,858
                                                       2006      1.278          1.472            34,027
                                                       2005      1.231          1.278            34,030
                                                       2004      1.145          1.231            33,530
                                                       2003      1.000          1.145                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (11/99)..................................  2010      1.281          1.529             6,198
                                                       2009      0.967          1.281             1,922
                                                       2008      1.533          0.967             1,926
                                                       2007      1.468          1.533             1,929
                                                       2006      1.313          1.468             1,933
                                                       2005      1.244          1.313             6,430
                                                       2004      1.156          1.244             4,492
                                                       2003      1.000          1.156                --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99).......................  2010      1.339          1.633            12,808
                                                       2009      0.962          1.339            12,808
                                                       2008      1.666          0.962            12,808
                                                       2007      1.554          1.666            12,808
                                                       2006      1.415          1.554            12,808
                                                       2005      1.384          1.415            12,808
                                                       2004      1.234          1.384            12,808
                                                       2003      1.000          1.234            12,808

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2009      0.859          0.833                --
                                                       2008      1.410          0.859            34,123
                                                       2007      1.380          1.410            51,981
                                                       2006      1.230          1.380            55,755
                                                       2005      1.211          1.230            56,132
                                                       2004      1.127          1.211            69,683
                                                       2003      1.000          1.127            19,639

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.286          1.299                --
                                                       2006      1.175          1.286            68,659
                                                       2005      1.165          1.175            23,449
                                                       2004      1.120          1.165            19,488
                                                       2003      1.000          1.120                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2010      0.861          0.917                --
                                                       2009      0.753          0.861                --
                                                       2008      0.981          0.753                --
                                                       2007      0.993          0.981            22,377
                                                       2006      0.979          0.993            42,139
                                                       2005      0.982          0.979            46,552
                                                       2004      0.996          0.982            69,337
                                                       2003      1.000          0.996            29,937

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (11/99)..........................  2010      1.095          1.190            17,339
                                                       2009      0.942          1.095            17,342
                                                       2008      1.119          0.942            18,875
                                                       2007      1.126          1.119            19,841
                                                       2006      1.097          1.126            19,843
                                                       2005      1.097          1.097            20,117
                                                       2004      1.055          1.097            17,356
                                                       2003      1.000          1.055             6,423

  LMPVIT Western Asset Variable High Income
  Subaccount (11/99).................................  2010      1.328          1.509            29,310
                                                       2009      0.852          1.328            29,310
                                                       2008      1.250          0.852            33,555
                                                       2007      1.279          1.250            59,443
                                                       2006      1.183          1.279            68,783
                                                       2005      1.183          1.183            79,690
                                                       2004      1.099          1.183            81,083
                                                       2003      1.000          1.099             2,317

  LMPVIT Western Asset Variable Money Market
  Subaccount (11/99).................................  2010      0.994          0.985                --
                                                       2009      1.018          0.994           109,621
                                                       2008      1.018          1.018           149,816
                                                       2007      0.996          1.018           454,296
                                                       2006      0.977          0.996            15,394
                                                       2005      0.975          0.977            16,921
                                                       2004      0.992          0.975                --
                                                       2003      1.000          0.992                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.560          1.660                --
                                                       2006      1.419          1.560             3,347
                                                       2005      1.388          1.419             3,347
                                                       2004      1.232          1.388             3,347
                                                       2003      1.000          1.232             3,347

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.438          1.503                --
                                                       2006      1.249          1.438            17,056
                                                       2005      1.232          1.249            51,513
                                                       2004      1.168          1.232            51,513
                                                       2003      1.000          1.168                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.436          1.488                --
                                                       2006      1.257          1.436           278,027
                                                       2005      1.249          1.257           300,534
                                                       2004      1.138          1.249            83,066
                                                       2003      1.000          1.138            34,762

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.608          1.766                --
                                                       2006      1.470          1.608           119,336
                                                       2005      1.394          1.470           124,386
                                                       2004      1.153          1.394            22,009
                                                       2003      1.000          1.153            14,386

Met Investors Series Trust
  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.492          1.560                --
                                                       2006      1.419          1.492                --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2010      1.098          1.204                --
                                                       2009      0.945          1.098                --
                                                       2008      1.548          0.945                --
                                                       2007      1.547          1.548                --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2010      0.754          0.854                --
                                                       2009      0.573          0.754                --
                                                       2008      1.006          0.573                --
                                                       2007      1.212          1.006                --
                                                       2006      1.003          1.212                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2010      1.181          1.376                --
                                                       2009      0.939          1.181                --
                                                       2008      1.289          0.939                --
                                                       2007      1.336          1.289                --
                                                       2006      1.262          1.336                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2010      1.474          1.675            13,053
                                                       2009      0.973          1.474           141,759
                                                       2008      1.684          0.973           168,210
                                                       2007      1.744          1.684            98,803
                                                       2006      1.593          1.744            98,803

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2010      1.064          1.312             5,208
                                                       2009      0.814          1.064                (0)
                                                       2008      1.361          0.814             1,091
                                                       2007      1.254          1.361             1,778
                                                       2006      1.272          1.254             1,778

  MIST Janus Forty Subaccount (Class A) (4/06).......  2010      1.546          1.652            88,870
                                                       2009      1.108          1.546             7,770
                                                       2008      1.956          1.108                --
                                                       2007      1.539          1.956                --
                                                       2006      1.511          1.539                --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07)....  2010      0.869          1.041           138,740
                                                       2009      0.652          0.869                --
                                                       2008      1.040          0.652                --
                                                       2008      1.085          1.040                --
                                                       2007      1.233          1.085                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2010      0.773          0.881           170,765
                                                       2009      0.670          0.773           173,128
                                                       2008      1.080          0.670           423,165
                                                       2007      1.069          1.080           441,380
                                                       2006      1.001          1.069            73,140

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *...........................................  2010      0.767          0.939            13,348
                                                       2009      0.622          0.767            32,720
                                                       2008      1.043          0.622            32,720
                                                       2007      1.065          1.043            39,039
                                                       2006      1.002          1.065                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.791          0.750                --
                                                       2008      1.416          0.791               781
                                                       2007      1.299          1.416               783
                                                       2006      1.324          1.299               785

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10).............................................  2010      1.038          1.079                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class B) (4/08)...................................  2010      2.025          2.440             9,584
                                                       2009      1.230          2.025            26,770
                                                       2008      2.704          1.230            20,117

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.462          1.587                --
                                                       2009      1.141          1.462                --
                                                       2008      2.031          1.141                --
                                                       2007      1.947          2.031                --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2010      1.218          1.282            42,623
                                                       2009      1.056          1.218            42,623
                                                       2008      1.161          1.056            24,778
                                                       2007      1.104          1.161            24,778

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2010      1.305          1.375            44,213
                                                       2009      1.179          1.305            67,116

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2010      1.148          1.300                (0)
                                                       2009      0.951          1.148            79,170
                                                       2008      1.453          0.951             2,093
                                                       2007      1.421          1.453             3,409
                                                       2006      1.330          1.421            18,035

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.247                --
                                                       2006      1.084          1.134                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2010      1.332          1.456                (0)
                                                       2009      1.028          1.332                (0)
                                                       2008      1.182          1.028                --
                                                       2007      1.137          1.182            12,995
                                                       2006      1.105          1.137            12,995

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06) *........................................  2010      0.813          0.950             2,861
                                                       2009      0.660          0.813           119,958
                                                       2008      0.965          0.660           157,314
                                                       2007      1.022          0.965           122,538
                                                       2006      1.003          1.022           114,470

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2010      1.163          1.305             1,321
                                                       2009      0.800          1.163             1,324
                                                       2008      1.513          0.800             1,327
                                                       2007      1.290          1.513             8,908
                                                       2006      1.330          1.290             8,910

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2010      1.070          1.128            21,872
                                                       2009      1.005          1.070            16,055
                                                       2008      1.070          1.005             2,680
                                                       2007      1.035          1.070            74,783
                                                       2006      1.004          1.035            80,679

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2010      0.927          1.083               805
                                                       2009      0.741          0.927               808

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      0.985          0.968            96,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06) *........................................  2009      0.717          0.707                --
                                                       2008      1.231          0.717            19,499
                                                       2007      1.265          1.231            54,319
                                                       2006      1.239          1.265            54,319

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.694          0.722                --
                                                       2008      1.290          0.694            46,249
                                                       2007      1.274          1.290                --
                                                       2006      1.266          1.274                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2010      0.939          1.047                (0)
                                                       2009      0.792          0.939                (0)
                                                       2008      1.333          0.792             5,023
                                                       2007      1.314          1.333            12,406
                                                       2006      1.290          1.314            16,135

  MSF Jennison Growth Subaccount (Class A) (4/08)....  2010      1.194          1.299            24,260
                                                       2009      0.876          1.194            25,373
                                                       2008      1.329          0.876            26,612

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.788          0.888                --
                                                       2009      0.615          0.788                --
                                                       2008      1.060          0.615                --
                                                       2007      1.053          1.060                --
                                                       2006      1.002          1.053                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2010      1.043          1.119                --
                                                       2009      0.889          1.043                --
                                                       2008      1.065          0.889                --
                                                       2007      1.036          1.065                --
                                                       2006      1.001          1.036                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2010      0.980          1.064                --
                                                       2009      0.813          0.980                --
                                                       2008      1.064          0.813                --
                                                       2007      1.042          1.064                --
                                                       2006      1.002          1.042                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2010      0.913          1.006                --
                                                       2009      0.740          0.913                --
                                                       2008      1.065          0.740                --
                                                       2007      1.047          1.065                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2010      0.846          0.946                --
                                                       2009      0.673          0.846                --
                                                       2008      1.065          0.673             1,929
                                                       2007      1.052          1.065             3,143
                                                       2006      1.002          1.052             3,143

  MSF MetLife Stock Index Subaccount (Class B)
  (5/09).............................................  2010      1.053          1.175                --
                                                       2009      0.862          1.053            23,587

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2010      1.135          1.215           143,281
                                                       2009      0.984          1.135           169,949
                                                       2008      1.300          0.984           172,321
                                                       2007      1.281          1.300           229,849
                                                       2006      1.207          1.281           229,884

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2010      1.108          1.203                --
                                                       2009      0.941          1.108                --
                                                       2008      1.432          0.941                --
                                                       2007      1.365          1.432                --
                                                       2006      1.244          1.365                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2010      0.853          0.963            32,218
                                                       2009      0.626          0.853            32,218
                                                       2008      1.081          0.626            32,218
                                                       2007      1.044          1.081            32,218
                                                       2006      0.996          1.044            32,218

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2010      0.889          1.011                --
                                                       2009      0.638          0.889                --
                                                       2008      1.129          0.638                --
                                                       2007      1.062          1.129                --
                                                       2006      0.998          1.062                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099                --
                                                       2006      1.102          1.081            24,778
                                                       2005      1.107          1.102            24,778
                                                       2004      1.044          1.107            24,778
                                                       2003      1.000          1.044             8,388

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.142          1.176                --
                                                       2008      1.118          1.142            76,399
                                                       2007      1.055          1.118           143,519
                                                       2006      1.043          1.055           150,585
                                                       2005      1.045          1.043           183,492
                                                       2004      1.022          1.045           111,986
                                                       2003      1.000          1.022            18,097

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.814          1.958                --
                                                       2006      1.458          1.814                --
                                                       2005      1.334          1.458                --
                                                       2004      1.178          1.334                --
                                                       2003      1.000          1.178                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.809          1.925                --
                                                       2006      1.582          1.809           103,489
                                                       2005      1.517          1.582            48,165
                                                       2004      1.234          1.517             4,533
                                                       2003      1.000          1.234             4,533

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.247          1.324                --
                                                       2005      1.177          1.247               788
                                                       2004      1.134          1.177               790
                                                       2003      1.000          1.134               791

  Travelers Equity Income Subaccount (11/99).........  2006      1.232          1.290                --
                                                       2005      1.210          1.232            17,027
                                                       2004      1.130          1.210            12,164
                                                       2003      1.000          1.130             3,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.232          1.266                --
                                                       2005      1.164          1.232                --
                                                       2004      1.121          1.164                --
                                                       2003      1.000          1.121                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)..................................  2006      1.103          1.169                --
                                                       2005      1.000          1.103                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.015                --
                                                       2005      1.000          1.014                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082                --
                                                       2005      1.000          1.048                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124                --
                                                       2005      1.000          1.081             3,105

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.026          1.042                --
                                                       2005      1.000          1.026                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.017          1.004                --
                                                       2005      1.029          1.017            82,749
                                                       2004      1.027          1.029            66,571
                                                       2003      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.341          1.419                --
                                                       2005      1.228          1.341                --
                                                       2004      1.087          1.228                --
                                                       2003      1.000          1.087                --

  Travelers MFS(R) Mid Cap Growth Subaccount (3/02)..  2006      1.261          1.330                --
                                                       2005      1.256          1.261             8,919
                                                       2004      1.130          1.256                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.173          1.207                --
                                                       2005      1.169          1.173           247,382
                                                       2004      1.076          1.169           212,496
                                                       2003      1.000          1.076            92,014

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244                --
                                                       2005      1.113          1.155                --
                                                       2004      1.000          1.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (3/02).............................................  2006      1.392          1.593                --
                                                       2005      1.304          1.392            98,803
                                                       2004      1.156          1.304            98,803
                                                       2003      1.000          1.156                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330                --
                                                       2005      1.218          1.258            19,943
                                                       2004      1.125          1.218            16,914
                                                       2003      1.000          1.125                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.084                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105                --
                                                       2005      1.087          1.098            12,995
                                                       2004      1.000          1.087                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.190          1.238                --
                                                       2005      1.197          1.190                --
                                                       2004      1.114          1.197             6,418
                                                       2003      1.000          1.114             3,281

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.272                --
                                                       2005      1.000          1.108             1,971

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.197          1.239                --
                                                       2005      1.140          1.197            54,319
                                                       2004      1.126          1.140            54,319
                                                       2003      1.000          1.126                --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio -- Class I and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR FLEX

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.190          1.266               --
                                                       2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.423          1.404               --
                                                       2007      1.328          1.423               --
                                                       2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.025          1.212               --
                                                       2009      0.891          1.025               --
                                                       2008      1.247          0.891               --
                                                       2007      1.308          1.247               --
                                                       2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.348          1.686            3,157
                                                       2009      0.958          1.348            3,160
                                                       2008      1.699          0.958            3,164
                                                       2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      1.000          1.303           12,822

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.700          1.807           57,454
                                                       2009      1.266          1.700           63,644
                                                       2008      2.166          1.266           64,175
                                                       2007      1.914          2.166           61,496
                                                       2006      1.608          1.914           83,242
                                                       2005      1.489          1.608           77,170
                                                       2004      1.281          1.489           58,192
                                                       2003      1.000          1.281           67,115

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.991          1.211               --
                                                       2009      0.753          0.991               --
                                                       2008      1.293          0.753               --
                                                       2007      1.346          1.293               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.055          1.160           23,748
                                                       2009      0.878          1.055           39,167
                                                       2008      1.377          0.878           55,768
                                                       2007      1.376          1.377          145,958

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.281          1.464           30,559
                                                       2009      1.010          1.281           34,946
                                                       2008      1.625          1.010           42,529
                                                       2007      1.701          1.625           47,305

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.232          1.289               --
                                                       2006      1.066          1.232               --
                                                       2005      1.000          1.066               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.226          1.259               --
                                                       2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.314          1.358               --
                                                       2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.256          1.324               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.894          1.076               --
                                                       2009      0.667          0.894               --
                                                       2008      1.058          0.667               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.731          0.693               --
                                                       2008      1.302          0.731               --
                                                       2007      1.251          1.302               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.612          1.760               --
                                                       2009      1.250          1.612               --
                                                       2008      2.213          1.250               --
                                                       2007      2.113          2.213               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.840          0.901               --
                                                       2009      0.597          0.840               --
                                                       2008      1.126          0.597               --
                                                       2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.344          1.476               --
                                                       2009      1.102          1.344               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.894          1.048               --
                                                       2009      0.713          0.894               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.035          1.015               --
                                                       2009      1.052          1.035               --
                                                       2008      1.043          1.052               --
                                                       2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.862          0.928               --
                                                       2009      0.743          0.862               --
                                                       2008      0.977          0.743               --
                                                       2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.873          0.992               --
                                                       2009      0.637          0.873               --
                                                       2008      1.093          0.637               --
                                                       2007      1.049          1.093               --
                                                       2006      0.996          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.021          1.056               --
                                                       2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.219          1.301               --
                                                       2009      1.060          1.219               --
                                                       2008      1.091          1.060               --
                                                       2007      1.079          1.091               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.986          1.056               --
                                                       2009      0.869          0.986               --
                                                       2008      1.315          0.869               --
                                                       2007      1.261          1.315               --
                                                       2006      1.098          1.261               --
                                                       2005      1.000          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.282          2.586               --
                                                       2009      1.338          2.282               --
                                                       2008      3.274          1.338               --
                                                       2007      2.345          3.274               --
                                                       2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.123          1.312               --
                                                       2009      1.006          1.123               --
                                                       2008      1.476          1.006               --
                                                       2007      1.498          1.476               --
                                                       2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.168          1.281               --
                                                       2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.097          1.244               --
                                                       2009      0.896          1.097               --
                                                       2008      1.393          0.896               --
                                                       2007      1.356          1.393               --
                                                       2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.739          0.736               --
                                                       2008      1.147          0.739               --
                                                       2007      1.146          1.147               --
                                                       2006      1.044          1.146               --
                                                       2005      1.000          1.044               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.172          1.255               --
                                                       2009      0.747          1.172               --
                                                       2008      1.185          0.747               --
                                                       2007      1.145          1.185               --
                                                       2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.000          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.740          0.708               --
                                                       2008      1.255          0.740               --
                                                       2007      1.217          1.255               --
                                                       2006      1.085          1.217               --
                                                       2005      1.000          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      1.013          1.139               --
                                                       2009      0.779          1.013               --
                                                       2008      1.224          0.779               --
                                                       2007      1.181          1.224               --
                                                       2006      1.069          1.181               --
                                                       2005      1.000          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.024          1.144               --
                                                       2009      0.795          1.024               --
                                                       2008      1.177          0.795               --
                                                       2007      1.137          1.177               --
                                                       2006      1.048          1.137               --
                                                       2005      1.000          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.610          0.642               --
                                                       2008      1.222          0.610               --
                                                       2007      1.160          1.222               --
                                                       2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.027          0.937               --
                                                       2008      1.910          1.027               --
                                                       2007      1.721          1.910               --
                                                       2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.199          1.386               --
                                                       2009      0.977          1.199               --
                                                       2008      1.505          0.977               --
                                                       2007      1.457          1.505               --
                                                       2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.747          0.768               --
                                                       2008      1.236          0.747               --
                                                       2007      1.166          1.236               --
                                                       2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.000          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.289          1.624               --
                                                       2009      1.000          1.289               --
                                                       2008      1.655          1.000               --
                                                       2007      2.087          1.655               --
                                                       2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.839          0.800               --
                                                       2008      1.383          0.839               --
                                                       2007      1.521          1.383               --
                                                       2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.039          1.098               --
                                                       2008      1.201          1.039               --
                                                       2007      1.154          1.201               --
                                                       2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.341          1.338               --
                                                       2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.188          1.264                --
                                                       2006      1.143          1.188            40,647
                                                       2005      1.075          1.143            43,562
                                                       2004      1.032          1.075            40,658
                                                       2003      1.000          1.032                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.420          1.401                --
                                                       2007      1.326          1.420             2,326
                                                       2006      1.220          1.326             2,277
                                                       2005      1.161          1.220               998
                                                       2004      1.043          1.161                --
                                                       2003      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.022          1.208            79,873
                                                       2009      0.889          1.022            81,030
                                                       2008      1.245          0.889           103,047
                                                       2007      1.306          1.245           138,639
                                                       2006      1.138          1.306           140,002
                                                       2005      1.123          1.138           203,847
                                                       2004      1.033          1.123           169,628
                                                       2003      1.000          1.033                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.188          1.486            44,417
                                                       2009      0.845          1.188            93,891
                                                       2008      1.500          0.845           148,857
                                                       2007      1.376          1.500           239,163
                                                       2006      1.292          1.376           189,938
                                                       2005      1.259          1.292           139,790
                                                       2004      1.153          1.259           179,492
                                                       2003      1.000          1.153           155,747

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646           173,729
                                                       2009      1.154          1.550           461,577
                                                       2008      1.976          1.154           676,353
                                                       2007      1.747          1.976           729,839
                                                       2006      1.469          1.747           853,741
                                                       2005      1.361          1.469           908,858
                                                       2004      1.172          1.361           953,288
                                                       2003      1.000          1.172           513,949

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.987          1.207            47,131
                                                       2009      0.751          0.987            48,316
                                                       2008      1.290          0.751            56,796
                                                       2007      1.344          1.290            43,853

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.113          1.223           569,393
                                                       2009      0.927          1.113           759,821
                                                       2008      1.454          0.927         1,057,554
                                                       2007      1.454          1.454         1,246,258

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.194          1.364           722,779
                                                       2009      0.942          1.194           833,873
                                                       2008      1.517          0.942           899,751
                                                       2007      1.588          1.517         1,139,248

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.231          1.288                --
                                                       2006      1.066          1.231                --
                                                       2005      1.000          1.066                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.224          1.257                --
                                                       2006      1.113          1.224            24,641
                                                       2005      1.103          1.113            10,159
                                                       2004      1.038          1.103             5,595
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.312          1.356                --
                                                       2006      1.209          1.312            38,447
                                                       2005      1.126          1.209            38,050
                                                       2004      1.056          1.126            39,542
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.252          1.319            99,863

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.892          1.073             1,991
                                                       2009      0.665          0.892             3,202
                                                       2008      1.057          0.665             4,006

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.729          0.692                --
                                                       2008      1.299          0.729            23,620
                                                       2007      1.249          1.299            37,011

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.482          1.617           123,764
                                                       2009      1.150          1.482           131,885
                                                       2008      2.036          1.150           137,886
                                                       2007      1.945          2.036           155,426

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.839          0.899            29,130
                                                       2009      0.596          0.839            27,277
                                                       2008      1.125          0.596            15,957
                                                       2007      1.005          1.125            15,930
                                                       2006      1.000          1.005            15,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.340          1.470            59,151
                                                       2009      1.099          1.340            56,591

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.891          1.044            26,192
                                                       2009      0.711          0.891            23,468

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.027          1.006           267,069
                                                       2009      1.043          1.027           318,574
                                                       2008      1.035          1.043           407,918
                                                       2007      1.006          1.035           440,208
                                                       2006      0.987          1.006           519,111

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.861          0.926             4,767
                                                       2009      0.743          0.861             4,802
                                                       2008      0.976          0.743             4,835
                                                       2007      0.996          0.976                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.871          0.989           150,091
                                                       2009      0.636          0.871           150,644
                                                       2008      1.092          0.636           189,218
                                                       2007      1.049          1.092           139,910
                                                       2006      0.996          1.049           104,745

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178                --
                                                       2005      1.099          1.129            52,627
                                                       2004      1.052          1.099            45,941
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528                --
                                                       2005      1.258          1.406           126,041
                                                       2004      1.080          1.258           100,296
                                                       2003      1.000          1.080                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.019          1.054                --
                                                       2006      1.009          1.019            50,981
                                                       2005      1.012          1.009            52,599
                                                       2004      1.002          1.012            32,300
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.108                --
                                                       2005      0.998          0.989            25,569
                                                       2004      1.000          0.998            23,613

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139                --
                                                       2005      1.058          1.075            21,041
                                                       2004      1.033          1.058                --
                                                       2003      1.000          1.033                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.217          1.299            35,599
                                                       2009      1.059          1.217            36,889
                                                       2008      1.091          1.059           105,224
                                                       2007      1.079          1.091            80,175

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.984          1.053                --
                                                       2009      0.868          0.984                --
                                                       2008      1.313          0.868                --
                                                       2007      1.260          1.313                --
                                                       2006      1.097          1.260                --
                                                       2005      1.000          1.097                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.275          2.577             4,383
                                                       2009      1.335          2.275             3,586
                                                       2008      3.267          1.335             3,850
                                                       2007      2.341          3.267             6,411
                                                       2006      1.764          2.341             3,915
                                                       2005      1.308          1.764             3,574
                                                       2004      1.125          1.308             3,194
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.120          1.308            51,052
                                                       2009      1.003          1.120            51,052
                                                       2008      1.473          1.003            68,845
                                                       2007      1.496          1.473            68,859
                                                       2006      1.250          1.496            74,000
                                                       2005      1.209          1.250           122,924
                                                       2004      1.064          1.209            85,350
                                                       2003      1.000          1.064                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.167          1.279                --
                                                       2006      0.999          1.167                --
                                                       2005      1.000          0.999                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693                --
                                                       2005      1.267          1.338                --
                                                       2004      1.094          1.267                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.094          1.240           111,584
                                                       2009      0.894          1.094           205,883
                                                       2008      1.390          0.894           225,832
                                                       2007      1.354          1.390           253,060
                                                       2006      1.188          1.354           139,950
                                                       2005      1.144          1.188           122,330
                                                       2004      1.053          1.144           122,767
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.738          0.735                --
                                                       2008      1.146          0.738                --
                                                       2007      1.145          1.146                --
                                                       2006      1.044          1.145                --
                                                       2005      1.000          1.044                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.169          1.251                --
                                                       2009      0.745          1.169            89,337
                                                       2008      1.182          0.745           116,591
                                                       2007      1.143          1.182           163,210
                                                       2006      1.078          1.143           173,445
                                                       2005      1.082          1.078           243,066
                                                       2004      1.024          1.082           162,564
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.739          0.706                --
                                                       2008      1.253          0.739                --
                                                       2007      1.216          1.253                --
                                                       2006      1.085          1.216                --
                                                       2005      1.000          1.085                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      1.010          1.136           334,391
                                                       2009      0.777          1.010           346,046
                                                       2008      1.222          0.777           434,965
                                                       2007      1.180          1.222           404,345
                                                       2006      1.069          1.180           251,379
                                                       2005      1.000          1.069                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.022          1.141           199,889
                                                       2009      0.794          1.022           187,303
                                                       2008      1.176          0.794           259,891
                                                       2007      1.136          1.176           219,453
                                                       2006      1.048          1.136            39,794
                                                       2005      1.000          1.048                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.609          0.640                --
                                                       2008      1.219          0.609            28,932
                                                       2007      1.158          1.219            28,808
                                                       2006      1.085          1.158            28,792
                                                       2005      1.073          1.085            28,484
                                                       2004      1.029          1.073            28,185
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.025          0.935                --
                                                       2008      1.906          1.025             3,323
                                                       2007      1.718          1.906            16,777
                                                       2006      1.431          1.718             1,808
                                                       2005      1.268          1.431               893
                                                       2004      1.093          1.268                --
                                                       2003      1.000          1.093                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.196          1.381            77,752
                                                       2009      0.974          1.196            77,976
                                                       2008      1.501          0.974           107,902
                                                       2007      1.455          1.501           107,645
                                                       2006      1.323          1.455           109,942
                                                       2005      1.254          1.323            99,104
                                                       2004      1.051          1.254            97,250
                                                       2003      1.000          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.745          0.766                --
                                                       2008      1.234          0.745            77,912
                                                       2007      1.165          1.234            77,772
                                                       2006      1.156          1.165            74,361
                                                       2005      1.091          1.156           149,132
                                                       2004      1.000          1.091            97,754

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.285          1.619            17,138
                                                       2009      0.997          1.285            17,887
                                                       2008      1.651          0.997            21,768
                                                       2007      2.084          1.651            31,960
                                                       2006      1.558          2.084            34,588
                                                       2005      1.385          1.558            36,541
                                                       2004      1.044          1.385            24,930
                                                       2003      1.000          1.044                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.158          1.363                --
                                                       2006      1.096          1.158           116,299
                                                       2005      1.069          1.096           115,167
                                                       2004      1.000          1.069            88,717

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.837          0.798                --
                                                       2008      1.381          0.837            47,448
                                                       2007      1.518          1.381            51,746
                                                       2006      1.358          1.518            52,123
                                                       2005      1.247          1.358            97,353
                                                       2004      1.062          1.247            23,767
                                                       2003      1.000          1.062                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216                --
                                                       2005      1.152          1.147            26,183
                                                       2004      1.038          1.152            21,804
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.037          1.095                --
                                                       2008      1.198          1.037            75,090
                                                       2007      1.152          1.198           119,210
                                                       2006      1.107          1.152           272,712
                                                       2005      1.103          1.107           148,260
                                                       2004      1.024          1.103           139,896
                                                       2003      1.000          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.339          1.335                --
                                                       2006      1.188          1.339           125,813
                                                       2005      1.158          1.188           127,237
                                                       2004      1.061          1.158           127,701
                                                       2003      1.000          1.061                --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.186          1.262               --
                                                       2006      1.142          1.186          161,608
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.417          1.398               --
                                                       2007      1.324          1.417               --
                                                       2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.019          1.204           15,010
                                                       2009      0.887          1.019           15,923
                                                       2008      1.242          0.887            1,240
                                                       2007      1.304          1.242            4,434
                                                       2006      1.137          1.304            4,243
                                                       2005      1.122          1.137              980
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.226          1.532              637
                                                       2009      0.872          1.226           45,868
                                                       2008      1.548          0.872          141,504
                                                       2007      1.422          1.548          143,793
                                                       2006      1.336          1.422          143,990
                                                       2005      1.302          1.336          116,970
                                                       2004      1.192          1.302           94,927
                                                       2003      1.000          1.192           72,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.550          1.646          145,939
                                                       2009      1.155          1.550          304,453
                                                       2008      1.979          1.155          316,483
                                                       2007      1.750          1.979          402,806
                                                       2006      1.472          1.750          352,954
                                                       2005      1.364          1.472          172,546
                                                       2004      1.175          1.364           10,115
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.984          1.202               --
                                                       2009      0.749          0.984               --
                                                       2008      1.288          0.749               --
                                                       2007      1.342          1.288               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.976          1.071          575,776
                                                       2009      0.813          0.976          675,141
                                                       2008      1.276          0.813          709,391
                                                       2007      1.276          1.276          742,354

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.134          1.294          170,748
                                                       2009      0.895          1.134          207,006
                                                       2008      1.441          0.895          203,562
                                                       2007      1.510          1.441          233,632

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.230          1.287               --
                                                       2006      1.065          1.230           50,140
                                                       2005      1.000          1.065              519

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.222          1.255               --
                                                       2006      1.112          1.222           16,891
                                                       2005      1.103          1.112              988
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.310          1.354               --
                                                       2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.248          1.315           26,158

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.890          1.070              946
                                                       2009      0.664          0.890               --
                                                       2008      1.055          0.664               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.727          0.690               --
                                                       2008      1.297          0.727          161,608
                                                       2007      1.246          1.297          161,608

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.510          1.647              694
                                                       2009      1.172          1.510              695
                                                       2008      2.077          1.172              696
                                                       2007      1.984          2.077               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.837          0.897           24,421
                                                       2009      0.595          0.837          140,021
                                                       2008      1.124          0.595          133,311
                                                       2007      1.005          1.124          132,990
                                                       2006      1.000          1.005          123,001

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.335          1.465           20,754
                                                       2009      1.096          1.335           32,947

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.888          1.041           90,329
                                                       2009      0.709          0.888          171,698

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.036          1.015          121,065
                                                       2009      1.054          1.036          151,660
                                                       2008      1.046          1.054           54,462
                                                       2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.860          0.924               --
                                                       2009      0.742          0.860               --
                                                       2008      0.976          0.742           25,315
                                                       2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.869          0.987           50,084
                                                       2009      0.635          0.869           50,673
                                                       2008      1.091          0.635           50,676
                                                       2007      1.048          1.091           58,001
                                                       2006      0.996          1.048           54,963

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128              486
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404            5,451
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.018          1.052               --
                                                       2006      1.008          1.018            9,170
                                                       2005      1.011          1.008            6,366
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988              838
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.216          1.297           38,583
                                                       2009      1.059          1.216           41,263
                                                       2008      1.091          1.059           17,985
                                                       2007      1.079          1.091            9,568

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.981          1.050           79,159
                                                       2009      0.866          0.981          104,484
                                                       2008      1.311          0.866          104,737
                                                       2007      1.258          1.311          150,966
                                                       2006      1.097          1.258          123,631
                                                       2005      1.000          1.097           64,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.268          2.568           19,733
                                                       2009      1.331          2.268           20,365
                                                       2008      3.261          1.331            9,617
                                                       2007      2.338          3.261           11,164
                                                       2006      1.762          2.338           11,870
                                                       2005      1.307          1.762            2,877
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.116          1.303            1,310
                                                       2009      1.001          1.116            1,312
                                                       2008      1.470          1.001            7,488
                                                       2007      1.493          1.470           43,572
                                                       2006      1.249          1.493           43,300
                                                       2005      1.208          1.249            8,644
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.166          1.278               --
                                                       2006      0.998          1.166           15,375
                                                       2005      1.000          0.998           15,375

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337              426
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.090          1.236           19,043
                                                       2009      0.891          1.090           19,357
                                                       2008      1.387          0.891           19,370
                                                       2007      1.352          1.387           19,371
                                                       2006      1.186          1.352              711
                                                       2005      1.144          1.186              712
                                                       2004      1.053          1.144               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.736          0.733               --
                                                       2008      1.144          0.736           16,717
                                                       2007      1.144          1.144           61,131
                                                       2006      1.043          1.144           60,728
                                                       2005      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.165          1.247               --
                                                       2009      0.744          1.165           36,320
                                                       2008      1.180          0.744            9,109
                                                       2007      1.141          1.180            9,578
                                                       2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.738          0.705               --
                                                       2008      1.251          0.738           41,740
                                                       2007      1.215          1.251           41,764
                                                       2006      1.084          1.215           41,788
                                                       2005      1.000          1.084           11,721

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      1.008          1.133          113,507
                                                       2009      0.776          1.008          231,257
                                                       2008      1.221          0.776          222,762
                                                       2007      1.179          1.221          176,550
                                                       2006      1.069          1.179          248,930
                                                       2005      1.000          1.069           76,623

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.020          1.137          115,121
                                                       2009      0.792          1.020          121,998
                                                       2008      1.174          0.792          343,061
                                                       2007      1.135          1.174          138,189
                                                       2006      1.048          1.135          185,314
                                                       2005      1.000          1.048           61,758

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.607          0.638               --
                                                       2008      1.217          0.607               --
                                                       2007      1.157          1.217               --
                                                       2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.022          0.932               --
                                                       2008      1.903          1.022           19,109
                                                       2007      1.716          1.903           19,995
                                                       2006      1.429          1.716           20,742
                                                       2005      1.267          1.429            4,669
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.192          1.376            4,603
                                                       2009      0.972          1.192            4,881
                                                       2008      1.498          0.972            4,881
                                                       2007      1.453          1.498           32,364
                                                       2006      1.321          1.453           32,305
                                                       2005      1.254          1.321           46,366
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.743          0.764               --
                                                       2008      1.231          0.743           41,111
                                                       2007      1.163          1.231           60,354
                                                       2006      1.155          1.163           53,854
                                                       2005      1.091          1.155           26,356
                                                       2004      1.000          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.281          1.613            9,045
                                                       2009      0.995          1.281            9,610
                                                       2008      1.648          0.995               --
                                                       2007      2.080          1.648               --
                                                       2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.156          1.361               --
                                                       2006      1.095          1.156            7,884
                                                       2005      1.069          1.095            7,875
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.835          0.795               --
                                                       2008      1.378          0.835           16,632
                                                       2007      1.516          1.378           17,880
                                                       2006      1.356          1.516           22,575
                                                       2005      1.247          1.356            4,694
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.034          1.092               --
                                                       2008      1.196          1.034           12,387
                                                       2007      1.151          1.196           20,847
                                                       2006      1.106          1.151           11,455
                                                       2005      1.102          1.106           11,336
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.337          1.332               --
                                                       2006      1.187          1.337           13,932
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.182          1.258               --
                                                       2006      1.140          1.182               --
                                                       2005      1.073          1.140               --
                                                       2004      1.031          1.073               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.411          1.392               --
                                                       2007      1.320          1.411               --
                                                       2006      1.216          1.320               --
                                                       2005      1.159          1.216               --
                                                       2004      1.043          1.159               --
                                                       2003      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.013          1.195               --
                                                       2009      0.882          1.013               --
                                                       2008      1.237          0.882               --
                                                       2007      1.300          1.237               --
                                                       2006      1.134          1.300               --
                                                       2005      1.121          1.134               --
                                                       2004      1.032          1.121               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.218          1.521            3,107
                                                       2009      0.867          1.218            8,937
                                                       2008      1.542          0.867            8,076
                                                       2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.540          1.634           93,311
                                                       2009      1.149          1.540          111,790
                                                       2008      1.970          1.149          113,246
                                                       2007      1.745          1.970          113,251
                                                       2006      1.468          1.745          132,316
                                                       2005      1.362          1.468          134,366
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.978          1.194               --
                                                       2009      0.745          0.978               --
                                                       2008      1.282          0.745               --
                                                       2007      1.337          1.282               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.970          1.063           35,449
                                                       2009      0.808          0.970          206,565
                                                       2008      1.270          0.808          205,811
                                                       2007      1.271          1.270          203,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.126          1.285           97,234
                                                       2009      0.890          1.126          108,943
                                                       2008      1.435          0.890          147,393
                                                       2007      1.504          1.435          154,084

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.228          1.284               --
                                                       2006      1.065          1.228               --
                                                       2005      1.000          1.065               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.219          1.251               --
                                                       2006      1.110          1.219               --
                                                       2005      1.102          1.110               --
                                                       2004      1.038          1.102               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.306          1.349               --
                                                       2006      1.206          1.306               --
                                                       2005      1.124          1.206               --
                                                       2004      1.056          1.124               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.240          1.305               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.886          1.064               --
                                                       2009      0.662          0.886               --
                                                       2008      1.052          0.662               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.724          0.686               --
                                                       2008      1.291          0.724               --
                                                       2007      1.242          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.500          1.635               --
                                                       2009      1.166          1.500               --
                                                       2008      2.067          1.166               --
                                                       2007      1.977          2.067               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.834          0.893               --
                                                       2009      0.593          0.834               --
                                                       2008      1.122          0.593               --
                                                       2007      1.004          1.122               --
                                                       2006      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.327          1.455               --
                                                       2009      1.090          1.327               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.883          1.033               --
                                                       2009      0.705          0.883               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.030          1.007               --
                                                       2009      1.048          1.030               --
                                                       2008      1.042          1.048               --
                                                       2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.857          0.921               --
                                                       2009      0.741          0.857               --
                                                       2008      0.975          0.741               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.866          0.982               --
                                                       2009      0.633          0.866               --
                                                       2008      1.089          0.633               --
                                                       2007      1.047          1.089               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174               --
                                                       2005      1.097          1.126               --
                                                       2004      1.052          1.097               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523               --
                                                       2005      1.256          1.402               --
                                                       2004      1.080          1.256               --
                                                       2003      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.015          1.047               --
                                                       2006      1.005          1.015               --
                                                       2005      1.010          1.005               --
                                                       2004      1.002          1.010               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.103               --
                                                       2005      0.996          0.986               --
                                                       2004      1.000          0.996               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134               --
                                                       2005      1.057          1.072               --
                                                       2004      1.033          1.057               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.213          1.293               --
                                                       2009      1.057          1.213               --
                                                       2008      1.090          1.057               --
                                                       2007      1.079          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.977          1.044               --
                                                       2009      0.863          0.977               --
                                                       2008      1.307          0.863               --
                                                       2007      1.256          1.307               --
                                                       2006      1.096          1.256               --
                                                       2005      1.000          1.096               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.255          2.550               --
                                                       2009      1.324          2.255               --
                                                       2008      3.247          1.324               --
                                                       2007      2.331          3.247               --
                                                       2006      1.758          2.331               --
                                                       2005      1.306          1.758               --
                                                       2004      1.125          1.306               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.109          1.294               --
                                                       2009      0.996          1.109               --
                                                       2008      1.464          0.996               --
                                                       2007      1.489          1.464               --
                                                       2006      1.246          1.489               --
                                                       2005      1.207          1.246               --
                                                       2004      1.063          1.207               --
                                                       2003      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.275               --
                                                       2006      0.998          1.164               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685               --
                                                       2005      1.265          1.334               --
                                                       2004      1.094          1.265               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.084          1.227               --
                                                       2009      0.887          1.084               --
                                                       2008      1.381          0.887               --
                                                       2007      1.348          1.381               --
                                                       2006      1.184          1.348               --
                                                       2005      1.142          1.184               --
                                                       2004      1.053          1.142               --
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.733          0.730               --
                                                       2008      1.141          0.733               --
                                                       2007      1.142          1.141               --
                                                       2006      1.042          1.142               --
                                                       2005      1.000          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.158          1.239               --
                                                       2009      0.740          1.158               --
                                                       2008      1.175          0.740               --
                                                       2007      1.138          1.175               --
                                                       2006      1.074          1.138               --
                                                       2005      1.080          1.074               --
                                                       2004      1.024          1.080               --
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.735          0.702               --
                                                       2008      1.248          0.735               --
                                                       2007      1.213          1.248               --
                                                       2006      1.084          1.213               --
                                                       2005      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      1.003          1.127               --
                                                       2009      0.773          1.003               --
                                                       2008      1.218          0.773               --
                                                       2007      1.177          1.218               --
                                                       2006      1.068          1.177               --
                                                       2005      1.000          1.068               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.015          1.131               --
                                                       2009      0.789          1.015               --
                                                       2008      1.171          0.789               --
                                                       2007      1.133          1.171               --
                                                       2006      1.047          1.133               --
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.604          0.635               --
                                                       2008      1.212          0.604               --
                                                       2007      1.153          1.212               --
                                                       2006      1.081          1.153               --
                                                       2005      1.071          1.081               --
                                                       2004      1.029          1.071               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.017          0.927               --
                                                       2008      1.895          1.017               --
                                                       2007      1.711          1.895               --
                                                       2006      1.426          1.711               --
                                                       2005      1.266          1.426               --
                                                       2004      1.092          1.266               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.185          1.366               --
                                                       2009      0.967          1.185               --
                                                       2008      1.492          0.967               --
                                                       2007      1.448          1.492               --
                                                       2006      1.319          1.448               --
                                                       2005      1.252          1.319               --
                                                       2004      1.051          1.252               --
                                                       2003      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.740          0.760               --
                                                       2008      1.227          0.740               --
                                                       2007      1.160          1.227               --
                                                       2006      1.153          1.160               --
                                                       2005      1.090          1.153               --
                                                       2004      1.000          1.090               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.274          1.601               --
                                                       2009      0.990          1.274               --
                                                       2008      1.641          0.990               --
                                                       2007      2.074          1.641               --
                                                       2006      1.553          2.074               --
                                                       2005      1.382          1.553               --
                                                       2004      1.044          1.382               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.153          1.356               --
                                                       2006      1.093          1.153               --
                                                       2005      1.068          1.093               --
                                                       2004      1.000          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.831          0.791               --
                                                       2008      1.372          0.831               --
                                                       2007      1.511          1.372               --
                                                       2006      1.353          1.511               --
                                                       2005      1.245          1.353               --
                                                       2004      1.062          1.245               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211               --
                                                       2005      1.150          1.143               --
                                                       2004      1.038          1.150               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.029          1.086               --
                                                       2008      1.191          1.029               --
                                                       2007      1.147          1.191               --
                                                       2006      1.104          1.147               --
                                                       2005      1.101          1.104               --
                                                       2004      1.023          1.101               --
                                                       2003      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.333          1.327               --
                                                       2006      1.184          1.333               --
                                                       2005      1.157          1.184               --
                                                       2004      1.061          1.157               --
                                                       2003      1.000          1.061               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.181          1.256                 --
                                                       2006      1.138          1.181            555,544
                                                       2005      1.072          1.138            562,683
                                                       2004      1.031          1.072            432,311
                                                       2003      1.000          1.031                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.408          1.389                 --
                                                       2007      1.318          1.408            364,681
                                                       2006      1.215          1.318            390,668
                                                       2005      1.158          1.215            400,577
                                                       2004      1.043          1.158            359,909
                                                       2003      1.000          1.043                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.010          1.191            618,254
                                                       2009      0.880          1.010            881,311
                                                       2008      1.235          0.880          1,154,221
                                                       2007      1.298          1.235          1,814,340
                                                       2006      1.133          1.298          1,882,417
                                                       2005      1.120          1.133          1,879,412
                                                       2004      1.032          1.120          1,202,183
                                                       2003      1.000          1.032                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.324          1.652          1,350,625
                                                       2009      0.943          1.324          1,733,160
                                                       2008      1.678          0.943          1,931,467
                                                       2007      1.543          1.678          2,835,034
                                                       2006      1.452          1.543          3,420,457
                                                       2005      1.417          1.452          4,249,245
                                                       2004      1.300          1.417          4,037,292
                                                       2003      1.000          1.300          2,343,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.671          1.771          3,526,188
                                                       2009      1.247          1.671          4,419,728
                                                       2008      2.139          1.247          5,349,549
                                                       2007      1.895          2.139          7,187,435
                                                       2006      1.596          1.895          8,555,322
                                                       2005      1.481          1.596          8,963,221
                                                       2004      1.278          1.481          6,219,902
                                                       2003      1.000          1.278          2,712,781

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.975          1.190            447,766
                                                       2009      0.743          0.975            557,192
                                                       2008      1.280          0.743            638,972
                                                       2007      1.335          1.280            997,729

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.037          1.137         16,066,754
                                                       2009      0.865          1.037         19,428,974
                                                       2008      1.360          0.865         22,097,104
                                                       2007      1.361          1.360         31,555,909

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.258          1.435          5,920,810
                                                       2009      0.995          1.258          7,664,544
                                                       2008      1.605          0.995          9,528,019
                                                       2007      1.683          1.605         14,736,423

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.227          1.283                 --
                                                       2006      1.064          1.227             96,776
                                                       2005      1.000          1.064             56,835

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.217          1.249                 --
                                                       2006      1.108          1.217            277,030
                                                       2005      1.101          1.108            248,368
                                                       2004      1.038          1.101            175,845
                                                       2003      1.000          1.038                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.304          1.347                 --
                                                       2006      1.204          1.304          1,156,308
                                                       2005      1.123          1.204          1,301,396
                                                       2004      1.056          1.123            934,565
                                                       2003      1.000          1.056                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.236          1.301            332,175

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.884          1.061            234,471
                                                       2009      0.661          0.884            256,718
                                                       2008      1.051          0.661            255,652

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.722          0.684                 --
                                                       2008      1.289          0.722            367,054
                                                       2007      1.240          1.289            471,249

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.584          1.725            448,603
                                                       2009      1.231          1.584            565,386
                                                       2008      2.185          1.231            641,597
                                                       2007      2.090          2.185            906,287

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.833          0.891            305,083
                                                       2009      0.593          0.833            602,482
                                                       2008      1.121          0.593            549,342
                                                       2007      1.003          1.121            758,684
                                                       2006      1.000          1.003            833,968

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.323          1.450            662,345
                                                       2009      1.087          1.323            853,724

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.880          1.030            274,706
                                                       2009      0.703          0.880            382,062

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.017          0.995          1,155,191
                                                       2009      1.036          1.017          1,479,930
                                                       2008      1.030          1.036          3,193,590
                                                       2007      1.003          1.030          2,139,292
                                                       2006      0.985          1.003          1,121,418

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.856          0.919             24,652
                                                       2009      0.740          0.856             31,076
                                                       2008      0.975          0.740             59,881
                                                       2007      0.996          0.975                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.865          0.980            476,074
                                                       2009      0.633          0.865            616,845
                                                       2008      1.088          0.633            946,246
                                                       2007      1.047          1.088          1,164,106
                                                       2006      0.996          1.047          1,290,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            913,662
                                                       2004      0.985          0.973          1,014,654
                                                       2003      0.999          0.985            711,605
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                 --
                                                       2005      1.097          1.124            710,061
                                                       2004      1.052          1.097            373,451
                                                       2003      1.000          1.052                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                 --
                                                       2005      1.255          1.400            842,660
                                                       2004      1.080          1.255            517,763
                                                       2003      1.000          1.080                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.013          1.045                 --
                                                       2006      1.004          1.013            743,996
                                                       2005      1.009          1.004            695,251
                                                       2004      1.002          1.009            320,291
                                                       2003      1.000          1.002                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.986          1.102                 --
                                                       2005      0.996          0.986             33,738
                                                       2004      1.000          0.996             23,565

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                 --
                                                       2005      1.056          1.071            231,998
                                                       2004      1.033          1.056            205,788
                                                       2003      1.000          1.033                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.212          1.291            156,060
                                                       2009      1.057          1.212            173,192
                                                       2008      1.090          1.057            426,592
                                                       2007      1.079          1.090            482,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.974          1.041            128,053
                                                       2009      0.861          0.974            338,763
                                                       2008      1.306          0.861            163,613
                                                       2007      1.255          1.306            170,589
                                                       2006      1.096          1.255            216,382
                                                       2005      1.000          1.096            138,032

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.248          2.541            100,828
                                                       2009      1.321          2.248            207,282
                                                       2008      3.241          1.321            147,639
                                                       2007      2.327          3.241            151,762
                                                       2006      1.756          2.327            213,283
                                                       2005      1.305          1.756            250,416
                                                       2004      1.125          1.305            193,943
                                                       2003      1.000          1.125                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.106          1.289            323,140
                                                       2009      0.993          1.106            532,575
                                                       2008      1.461          0.993            693,555
                                                       2007      1.487          1.461          1,135,803
                                                       2006      1.245          1.487          1,192,974
                                                       2005      1.207          1.245          1,220,782
                                                       2004      1.063          1.207            926,741
                                                       2003      1.000          1.063                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.164          1.274                 --
                                                       2006      0.998          1.164             13,586
                                                       2005      1.000          0.998             13,586

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                 --
                                                       2005      1.264          1.333             54,132
                                                       2004      1.094          1.264             35,674
                                                       2003      1.000          1.094                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.080          1.222            553,880
                                                       2009      0.885          1.080            683,717
                                                       2008      1.378          0.885            870,222
                                                       2007      1.346          1.378          1,205,765
                                                       2006      1.183          1.346            888,089
                                                       2005      1.142          1.183          1,168,893
                                                       2004      1.053          1.142            903,407
                                                       2003      1.000          1.053                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.732          0.729                 --
                                                       2008      1.140          0.732             83,827
                                                       2007      1.141          1.140             80,434
                                                       2006      1.042          1.141            107,686
                                                       2005      1.000          1.042             68,795

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.155          1.235                 --
                                                       2009      0.738          1.155            461,605
                                                       2008      1.173          0.738            752,945
                                                       2007      1.136          1.173          1,326,909
                                                       2006      1.073          1.136          1,383,584
                                                       2005      1.079          1.073          1,397,486
                                                       2004      1.024          1.079            892,942
                                                       2003      1.000          1.024                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.734          0.701                 --
                                                       2008      1.247          0.734            207,028
                                                       2007      1.212          1.247            247,460
                                                       2006      1.083          1.212            260,396
                                                       2005      1.000          1.083            190,939

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      1.001          1.123            215,411
                                                       2009      0.772          1.001            450,517
                                                       2008      1.216          0.772            356,930
                                                       2007      1.176          1.216            520,476
                                                       2006      1.068          1.176            507,680
                                                       2005      1.000          1.068            106,744

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.013          1.128            176,167
                                                       2009      0.788          1.013            211,427
                                                       2008      1.170          0.788            186,745
                                                       2007      1.132          1.170            273,036
                                                       2006      1.047          1.132            278,721
                                                       2005      1.000          1.047            727,734

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.603          0.633                 --
                                                       2008      1.209          0.603             46,215
                                                       2007      1.151          1.209             77,327
                                                       2006      1.080          1.151             60,242
                                                       2005      1.070          1.080             59,975
                                                       2004      1.029          1.070             61,661
                                                       2003      1.000          1.029                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.014          0.925                 --
                                                       2008      1.891          1.014            128,622
                                                       2007      1.708          1.891            202,333
                                                       2006      1.425          1.708            168,702
                                                       2005      1.265          1.425            110,423
                                                       2004      1.092          1.265             80,298
                                                       2003      1.000          1.092                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.181          1.362            188,040
                                                       2009      0.964          1.181            273,760
                                                       2008      1.489          0.964            377,199
                                                       2007      1.446          1.489            444,137
                                                       2006      1.317          1.446            475,706
                                                       2005      1.251          1.317            514,960
                                                       2004      1.051          1.251            253,835
                                                       2003      1.000          1.051                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.738          0.758                 --
                                                       2008      1.224          0.738            396,300
                                                       2007      1.158          1.224            458,296
                                                       2006      1.152          1.158            533,070
                                                       2005      1.089          1.152            360,162
                                                       2004      1.000          1.089            127,744

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.270          1.596             76,357
                                                       2009      0.987          1.270            112,644
                                                       2008      1.638          0.987            120,481
                                                       2007      2.071          1.638            191,937
                                                       2006      1.552          2.071            185,525
                                                       2005      1.382          1.552            194,365
                                                       2004      1.044          1.382            161,141
                                                       2003      1.000          1.044                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.151          1.353                 --
                                                       2006      1.092          1.151            358,273
                                                       2005      1.068          1.092            392,122
                                                       2004      1.000          1.068            156,253

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.829          0.789                 --
                                                       2008      1.369          0.829            211,641
                                                       2007      1.509          1.369            250,511
                                                       2006      1.352          1.509            273,860
                                                       2005      1.244          1.352            275,744
                                                       2004      1.062          1.244            157,633
                                                       2003      1.000          1.062                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                 --
                                                       2005      1.149          1.142             38,933
                                                       2004      1.038          1.149             22,339
                                                       2003      1.000          1.038                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.026          1.083                 --
                                                       2008      1.189          1.026          1,211,508
                                                       2007      1.145          1.189          2,071,854
                                                       2006      1.102          1.145          2,162,777
                                                       2005      1.100          1.102          2,099,018
                                                       2004      1.023          1.100          1,284,326
                                                       2003      1.000          1.023                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.331          1.324                 --
                                                       2006      1.183          1.331            453,512
                                                       2005      1.156          1.183            469,359
                                                       2004      1.061          1.156            345,731
                                                       2003      1.000          1.061                 --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.116          1.187               --
                                                       2006      1.077          1.116           86,977
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.215          1.198               --
                                                       2007      1.138          1.215               --
                                                       2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.901          1.063               --
                                                       2009      0.786          0.901           27,817
                                                       2008      1.103          0.786           48,501
                                                       2007      1.160          1.103           50,255
                                                       2006      1.014          1.160           45,273
                                                       2005      1.000          1.014               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.957          1.193               --
                                                       2009      0.682          0.957               --
                                                       2008      1.213          0.682               --
                                                       2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.119          1.185           41,008
                                                       2009      0.835          1.119           49,685
                                                       2008      1.434          0.835           49,685
                                                       2007      1.271          1.434           69,967
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.878          1.070               (0)
                                                       2009      0.670          0.878               (0)
                                                       2008      1.153          0.670            9,473
                                                       2007      1.203          1.153            8,636

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.871          0.954          459,689
                                                       2009      0.726          0.871          459,689
                                                       2008      1.143          0.726          459,689
                                                       2007      1.144          1.143          459,689

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.919          1.047           22,877
                                                       2009      0.727          0.919           50,638
                                                       2008      1.173          0.727           50,638
                                                       2007      1.230          1.173           50,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.226          1.282               --
                                                       2006      1.064          1.226           44,800
                                                       2005      1.000          1.064               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.111          1.140               --
                                                       2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.176          1.214               --
                                                       2006      1.087          1.176            8,646
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.468          1.544               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.881          1.058               --
                                                       2009      0.660          0.881               --
                                                       2008      1.049          0.660               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.682          0.646               --
                                                       2008      1.217          0.682           86,962
                                                       2007      1.172          1.217           86,977

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.112          1.210               --
                                                       2009      0.865          1.112               --
                                                       2008      1.535          0.865               --
                                                       2007      1.469          1.535               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.831          0.889           53,057
                                                       2009      0.592          0.831           53,057
                                                       2008      1.120          0.592           19,598
                                                       2007      1.003          1.120           19,598
                                                       2006      1.000          1.003           19,598

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.194          1.308               --
                                                       2009      0.981          1.194               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.831          0.971           86,922
                                                       2009      0.664          0.831           86,942

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.043          1.020           25,797
                                                       2009      1.063          1.043           42,557
                                                       2008      1.058          1.063           77,308
                                                       2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.855          0.917               --
                                                       2009      0.740          0.855               --
                                                       2008      0.975          0.740               --
                                                       2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.863          0.978               --
                                                       2009      0.632          0.863               --
                                                       2008      1.087          0.632               --
                                                       2007      1.047          1.087               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.998          1.030               --
                                                       2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.211          1.289               --
                                                       2009      1.056          1.211               --
                                                       2008      1.090          1.056               --
                                                       2007      1.079          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.972          1.038               --
                                                       2009      0.859          0.972               --
                                                       2008      1.304          0.859               --
                                                       2007      1.254          1.304               --
                                                       2006      1.095          1.254               --
                                                       2005      1.000          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      1.650          1.864           27,810
                                                       2009      0.970          1.650           27,815
                                                       2008      2.381          0.970           27,820
                                                       2007      1.711          2.381           27,824
                                                       2006      1.292          1.711           15,562
                                                       2005      1.000          1.292               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      0.910          1.060               --
                                                       2009      0.818          0.910               --
                                                       2008      1.203          0.818           31,346
                                                       2007      1.225          1.203           32,864
                                                       2006      1.026          1.225           33,766
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.163          1.272               --
                                                       2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      0.952          1.076               --
                                                       2009      0.780          0.952               --
                                                       2008      1.215          0.780               --
                                                       2007      1.187          1.215               --
                                                       2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.731          0.727               --
                                                       2008      1.138          0.731               --
                                                       2007      1.140          1.138               --
                                                       2006      1.042          1.140               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.064          1.138               --
                                                       2009      0.681          1.064               --
                                                       2008      1.082          0.681               --
                                                       2007      1.049          1.082               --
                                                       2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.732          0.699               --
                                                       2008      1.245          0.732           26,594
                                                       2007      1.211          1.245           26,597
                                                       2006      1.083          1.211           23,065
                                                       2005      1.000          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.999          1.120               --
                                                       2009      0.770          0.999               --
                                                       2008      1.214          0.770               --
                                                       2007      1.175          1.214               --
                                                       2006      1.067          1.175               --
                                                       2005      1.000          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.010          1.125           79,100
                                                       2009      0.787          1.010           81,104
                                                       2008      1.168          0.787           56,048
                                                       2007      1.131          1.168           59,486
                                                       2006      1.047          1.131           59,486
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.568          0.596               --
                                                       2008      1.139          0.568           48,100
                                                       2007      1.085          1.139           48,100
                                                       2006      1.019          1.085           43,386
                                                       2005      1.000          1.019               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.798          0.728               --
                                                       2008      1.489          0.798           19,124
                                                       2007      1.346          1.489           19,128
                                                       2006      1.123          1.346           19,128
                                                       2005      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      0.946          1.090               --
                                                       2009      0.773          0.946               --
                                                       2008      1.194          0.773            8,570
                                                       2007      1.159          1.194            8,164
                                                       2006      1.057          1.159            8,771
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.699          0.718               --
                                                       2008      1.160          0.699           47,007
                                                       2007      1.098          1.160           47,007
                                                       2006      1.093          1.098           47,007
                                                       2005      1.000          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      0.960          1.206               --
                                                       2009      0.747          0.960               --
                                                       2008      1.239          0.747           13,658
                                                       2007      1.568          1.239           11,151
                                                       2006      1.175          1.568           10,195
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.069          1.255               --
                                                       2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.675          0.643               --
                                                       2008      1.116          0.675               --
                                                       2007      1.230          1.116               --
                                                       2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.927          0.978               --
                                                       2008      1.074          0.927               --
                                                       2007      1.035          1.074               --
                                                       2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.149          1.143               --
                                                       2006      1.022          1.149               --
                                                       2005      1.000          1.022               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.177          1.251                --
                                                       2006      1.136          1.177            37,691
                                                       2005      1.071          1.136             8,281
                                                       2004      1.031          1.071                --
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.403          1.383                --
                                                       2007      1.314          1.403             7,262
                                                       2006      1.212          1.314            13,469
                                                       2005      1.157          1.212            12,465
                                                       2004      1.043          1.157                --
                                                       2003      1.000          1.043                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      1.003          1.182           130,348
                                                       2009      0.875          1.003           148,987
                                                       2008      1.230          0.875           168,660
                                                       2007      1.294          1.230           174,817
                                                       2006      1.131          1.294           136,516
                                                       2005      1.119          1.131            63,975
                                                       2004      1.032          1.119                --
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.206          1.504            86,546
                                                       2009      0.860          1.206            85,115
                                                       2008      1.531          0.860            69,928
                                                       2007      1.410          1.531            97,128
                                                       2006      1.328          1.410            74,606
                                                       2005      1.297          1.328            43,388
                                                       2004      1.191          1.297             9,977
                                                       2003      1.000          1.191                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.526          1.615         1,159,730
                                                       2009      1.140          1.526         1,455,035
                                                       2008      1.957          1.140         1,714,627
                                                       2007      1.736          1.957         1,903,015
                                                       2006      1.463          1.736         1,886,389
                                                       2005      1.359          1.463         1,065,779
                                                       2004      1.174          1.359             2,118
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.970          1.181            23,964
                                                       2009      0.740          0.970            23,964
                                                       2008      1.274          0.740            23,964
                                                       2007      1.330          1.274            27,603

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.960          1.052         3,186,476
                                                       2009      0.802          0.960         4,246,017
                                                       2008      1.262          0.802         5,168,028
                                                       2007      1.264          1.262         5,904,017

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.116          1.271           426,393
                                                       2009      0.883          1.116           492,325
                                                       2008      1.425          0.883           778,531
                                                       2007      1.496          1.425           918,544

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.225          1.280                --
                                                       2006      1.064          1.225            66,738
                                                       2005      1.000          1.064            24,195

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.213          1.244                --
                                                       2006      1.106          1.213            65,367
                                                       2005      1.100          1.106            31,284
                                                       2004      1.038          1.100                --
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.300          1.342                --
                                                       2006      1.202          1.300            23,964
                                                       2005      1.122          1.202                --
                                                       2004      1.056          1.122                --
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.228          1.292            75,449

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.879          1.055            93,545
                                                       2009      0.658          0.879           103,537
                                                       2008      1.048          0.658           109,150

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.718          0.680                --
                                                       2008      1.283          0.718            50,408
                                                       2007      1.236          1.283            48,055

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.486          1.617            14,483
                                                       2009      1.156          1.486            14,141
                                                       2008      2.054          1.156            19,421
                                                       2007      1.966          2.054                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.830          0.886           183,782
                                                       2009      0.591          0.830           167,840
                                                       2008      1.119          0.591            94,316
                                                       2007      1.003          1.119            90,008
                                                       2006      1.000          1.003            76,385

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.315          1.439           360,431
                                                       2009      1.081          1.315           361,765

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.875          1.022            43,286
                                                       2009      0.699          0.875            47,762

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.020          0.996           470,911
                                                       2009      1.040          1.020           672,352
                                                       2008      1.035          1.040           154,855
                                                       2007      1.009          1.035           146,303
                                                       2006      0.991          1.009            23,504

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.854          0.916            94,847
                                                       2009      0.739          0.854           100,566
                                                       2008      0.974          0.739           102,664
                                                       2007      0.996          0.974            57,837

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.861          0.975           205,753
                                                       2009      0.631          0.861           192,001
                                                       2008      1.087          0.631           197,323
                                                       2007      1.046          1.087           196,769
                                                       2006      0.996          1.046           191,281

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.985          0.991                --
                                                       2005      0.980          0.985            56,970
                                                       2004      0.993          0.980                --
                                                       2003      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170                --
                                                       2005      1.095          1.122            19,609
                                                       2004      1.052          1.095                --
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517                --
                                                       2005      1.254          1.397            39,998
                                                       2004      1.080          1.254                --
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.010          1.041                --
                                                       2006      1.002          1.010            92,989
                                                       2005      1.008          1.002            28,988
                                                       2004      1.002          1.008                --
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.984          1.099                --
                                                       2005      0.995          0.984                --
                                                       2004      1.000          0.995                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129                --
                                                       2005      1.055          1.069                --
                                                       2004      1.032          1.055                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.209          1.287            57,312
                                                       2009      1.056          1.209           112,704
                                                       2008      1.090          1.056           100,256
                                                       2007      1.079          1.090           119,939

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.970          1.035           174,899
                                                       2009      0.858          0.970           228,170
                                                       2008      1.302          0.858           246,308
                                                       2007      1.253          1.302           261,354
                                                       2006      1.095          1.253           225,895
                                                       2005      1.000          1.095             6,064

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.234          2.523            89,797
                                                       2009      1.314          2.234            58,210
                                                       2008      3.227          1.314            56,687
                                                       2007      2.320          3.227            55,257
                                                       2006      1.753          2.320            58,870
                                                       2005      1.304          1.753            72,531
                                                       2004      1.125          1.304               492
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.099          1.280           105,030
                                                       2009      0.988          1.099           119,903
                                                       2008      1.455          0.988           118,595
                                                       2007      1.482          1.455           119,670
                                                       2006      1.242          1.482            63,719
                                                       2005      1.205          1.242            38,979
                                                       2004      1.063          1.205                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.162          1.271                --
                                                       2006      0.998          1.162                --
                                                       2005      1.000          0.998                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677                --
                                                       2005      1.263          1.330                --
                                                       2004      1.094          1.263                --
                                                       2003      1.000          1.094                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.074          1.214            52,552
                                                       2009      0.880          1.074            73,901
                                                       2008      1.373          0.880            73,032
                                                       2007      1.341          1.373            74,605
                                                       2006      1.180          1.341            39,296
                                                       2005      1.141          1.180            39,677
                                                       2004      1.053          1.141             7,119
                                                       2003      1.000          1.053                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.729          0.726                --
                                                       2008      1.137          0.729           351,413
                                                       2007      1.139          1.137           319,532
                                                       2006      1.041          1.139           273,748
                                                       2005      1.000          1.041           181,834

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.147          1.227                --
                                                       2009      0.734          1.147           190,266
                                                       2008      1.168          0.734           122,592
                                                       2007      1.132          1.168           128,631
                                                       2006      1.071          1.132           123,428
                                                       2005      1.078          1.071           105,250
                                                       2004      1.024          1.078             2,370
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.731          0.698                --
                                                       2008      1.243          0.731           287,617
                                                       2007      1.210          1.243           280,935
                                                       2006      1.083          1.210           280,935
                                                       2005      1.000          1.083            71,011

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.997          1.117           179,282
                                                       2009      0.769          0.997           285,988
                                                       2008      1.213          0.769           370,844
                                                       2007      1.174          1.213           325,402
                                                       2006      1.067          1.174           330,350
                                                       2005      1.000          1.067            55,568

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.008          1.122           733,764
                                                       2009      0.785          1.008           976,171
                                                       2008      1.167          0.785         1,253,933
                                                       2007      1.131          1.167           974,883
                                                       2006      1.046          1.131           740,520
                                                       2005      1.000          1.046           160,928

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.600          0.630                --
                                                       2008      1.204          0.600             5,973
                                                       2007      1.148          1.204             4,695
                                                       2006      1.078          1.148             4,708
                                                       2005      1.069          1.078             4,439
                                                       2004      1.029          1.069               707
                                                       2003      1.000          1.029                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.009          0.920                --
                                                       2008      1.883          1.009            61,428
                                                       2007      1.703          1.883            62,969
                                                       2006      1.422          1.703            61,290
                                                       2005      1.263          1.422            33,192
                                                       2004      1.092          1.263             1,514
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.174          1.352            92,630
                                                       2009      0.960          1.174           117,412
                                                       2008      1.483          0.960           128,650
                                                       2007      1.442          1.483           134,566
                                                       2006      1.314          1.442           140,823
                                                       2005      1.250          1.314            98,308
                                                       2004      1.051          1.250             4,075
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.735          0.755                --
                                                       2008      1.220          0.735           224,451
                                                       2007      1.155          1.220           182,527
                                                       2006      1.150          1.155           178,028
                                                       2005      1.088          1.150            33,748
                                                       2004      1.000          1.088               918

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.262          1.585            60,609
                                                       2009      0.982          1.262            43,100
                                                       2008      1.631          0.982            69,318
                                                       2007      2.064          1.631            64,150
                                                       2006      1.548          2.064            58,568
                                                       2005      1.380          1.548             3,133
                                                       2004      1.043          1.380               546
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.148          1.349                --
                                                       2006      1.090          1.148            91,786
                                                       2005      1.067          1.090            12,907
                                                       2004      1.000          1.067             2,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.824          0.785                --
                                                       2008      1.364          0.824            77,129
                                                       2007      1.504          1.364            94,128
                                                       2006      1.349          1.504            89,399
                                                       2005      1.243          1.349            66,580
                                                       2004      1.061          1.243               708
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206                --
                                                       2005      1.148          1.140            10,534
                                                       2004      1.038          1.148                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.021          1.077                --
                                                       2008      1.184          1.021           414,510
                                                       2007      1.142          1.184           429,802
                                                       2006      1.100          1.142           306,618
                                                       2005      1.099          1.100            94,643
                                                       2004      1.023          1.099             7,126
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.327          1.319                --
                                                       2006      1.181          1.327            23,033
                                                       2005      1.155          1.181             6,081
                                                       2004      1.061          1.155               976
                                                       2003      1.000          1.061                --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.173          1.247                --
                                                       2006      1.134          1.173            75,956
                                                       2005      1.070          1.134            71,707
                                                       2004      1.031          1.070            48,653
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.397          1.376                --
                                                       2007      1.310          1.397            23,426
                                                       2006      1.210          1.310            23,817
                                                       2005      1.156          1.210            21,449
                                                       2004      1.043          1.156             9,365
                                                       2003      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.997          1.174           503,107
                                                       2009      0.871          0.997           560,176
                                                       2008      1.225          0.871           593,846
                                                       2007      1.290          1.225           610,506
                                                       2006      1.128          1.290           625,035
                                                       2005      1.118          1.128           623,115
                                                       2004      1.032          1.118           295,144
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.306          1.626           208,112
                                                       2009      0.932          1.306           223,264
                                                       2008      1.661          0.932           273,954
                                                       2007      1.530          1.661           310,894
                                                       2006      1.443          1.530           418,820
                                                       2005      1.411          1.443           433,985
                                                       2004      1.297          1.411           462,146
                                                       2003      1.000          1.297           332,319

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.647          1.742           307,538
                                                       2009      1.232          1.647           447,909
                                                       2008      2.117          1.232           559,398
                                                       2007      1.880          2.117           777,681
                                                       2006      1.586          1.880           941,992
                                                       2005      1.475          1.586           926,674
                                                       2004      1.275          1.475           838,272
                                                       2003      1.000          1.275           274,144

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.964          1.173           120,741
                                                       2009      0.736          0.964           184,399
                                                       2008      1.269          0.736           199,471
                                                       2007      1.325          1.269           266,352

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      1.022          1.119           676,664
                                                       2009      0.854          1.022           762,486
                                                       2008      1.346          0.854           876,432
                                                       2007      1.349          1.346         1,536,804

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.241          1.412           433,829
                                                       2009      0.983          1.241           527,013
                                                       2008      1.588          0.983           596,441
                                                       2007      1.668          1.588           712,487

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.223          1.278                --
                                                       2006      1.063          1.223                --
                                                       2005      1.000          1.063                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.209          1.240                --
                                                       2006      1.104          1.209            69,491
                                                       2005      1.099          1.104            70,582
                                                       2004      1.038          1.099            67,572
                                                       2003      1.000          1.038                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.296          1.338                --
                                                       2006      1.199          1.296           273,183
                                                       2005      1.121          1.199           269,263
                                                       2004      1.056          1.121           242,037
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.220          1.282            90,448

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.875          1.050            16,973
                                                       2009      0.656          0.875            29,507
                                                       2008      1.045          0.656            29,651

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.714          0.677                --
                                                       2008      1.278          0.714            43,310
                                                       2007      1.232          1.278            75,180

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.562          1.698            48,436
                                                       2009      1.217          1.562            51,123
                                                       2008      2.163          1.217            59,152
                                                       2007      2.072          2.163            78,241

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.827          0.882            53,584
                                                       2009      0.589          0.827            85,577
                                                       2008      1.117          0.589            42,586
                                                       2007      1.002          1.117            42,591
                                                       2006      1.000          1.002            42,591

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.307          1.429            35,411
                                                       2009      1.075          1.307            35,331

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.870          1.015            44,032
                                                       2009      0.696          0.870            45,379

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.003          0.979            63,279
                                                       2009      1.023          1.003           115,454
                                                       2008      1.020          1.023           457,759
                                                       2007      0.995          1.020           303,139
                                                       2006      0.978          0.995           298,259

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.852          0.912                --
                                                       2009      0.738          0.852                --
                                                       2008      0.974          0.738                --
                                                       2007      0.996          0.974                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.858          0.971           107,124
                                                       2009      0.629          0.858           203,532
                                                       2008      1.085          0.629           230,608
                                                       2007      1.046          1.085           223,119
                                                       2006      0.996          1.046           156,903

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           241,352
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167                --
                                                       2005      1.094          1.120            36,295
                                                       2004      1.052          1.094            36,298
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513                --
                                                       2005      1.253          1.394           103,815
                                                       2004      1.080          1.253           103,116
                                                       2003      1.000          1.080                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.037                --
                                                       2006      1.000          1.007            80,888
                                                       2005      1.007          1.000            79,153
                                                       2004      1.002          1.007            65,239
                                                       2003      1.000          1.002                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.982          1.096                --
                                                       2005      0.994          0.982            42,199
                                                       2004      1.000          0.994            40,346

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125                --
                                                       2005      1.054          1.066            24,510
                                                       2004      1.032          1.054            23,553
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.207          1.283            10,858
                                                       2009      1.054          1.207            43,200
                                                       2008      1.090          1.054            59,416
                                                       2007      1.079          1.090            79,584

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.965          1.029             1,971
                                                       2009      0.855          0.965             1,975
                                                       2008      1.298          0.855             5,981
                                                       2007      1.251          1.298            32,105
                                                       2006      1.094          1.251            37,638
                                                       2005      1.000          1.094            41,161

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.220          2.505            27,565
                                                       2009      1.308          2.220            34,322
                                                       2008      3.214          1.308            36,195
                                                       2007      2.313          3.214            26,976
                                                       2006      1.749          2.313            36,211
                                                       2005      1.302          1.749            42,782
                                                       2004      1.125          1.302            32,885
                                                       2003      1.000          1.125                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.093          1.271                --
                                                       2009      0.983          1.093            58,253
                                                       2008      1.449          0.983            67,891
                                                       2007      1.477          1.449            82,747
                                                       2006      1.240          1.477            87,938
                                                       2005      1.204          1.240            89,202
                                                       2004      1.063          1.204            97,836
                                                       2003      1.000          1.063                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.268                --
                                                       2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672                --
                                                       2005      1.261          1.327             3,040
                                                       2004      1.093          1.261             2,893
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.067          1.205           142,302
                                                       2009      0.876          1.067           194,476
                                                       2008      1.367          0.876           215,039
                                                       2007      1.337          1.367           285,612
                                                       2006      1.178          1.337           216,081
                                                       2005      1.139          1.178           213,740
                                                       2004      1.052          1.139           157,222
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.727          0.723                --
                                                       2008      1.133          0.727           268,271
                                                       2007      1.137          1.133           347,875
                                                       2006      1.041          1.137           324,902
                                                       2005      1.000          1.041           290,000

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.140          1.219                --
                                                       2009      0.730          1.140           185,086
                                                       2008      1.163          0.730           191,793
                                                       2007      1.129          1.163           197,991
                                                       2006      1.069          1.129           201,045
                                                       2005      1.077          1.069           196,500
                                                       2004      1.024          1.077           371,644
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.728          0.695                --
                                                       2008      1.240          0.728            38,295
                                                       2007      1.208          1.240            38,295
                                                       2006      1.082          1.208            38,295
                                                       2005      1.000          1.082             3,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.992          1.111            36,153
                                                       2009      0.766          0.992            36,184
                                                       2008      1.210          0.766                --
                                                       2007      1.173          1.210                --
                                                       2006      1.066          1.173                --
                                                       2005      1.000          1.066                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.004          1.116            10,901
                                                       2009      0.782          1.004            10,912
                                                       2008      1.164          0.782            23,897
                                                       2007      1.129          1.164            24,547
                                                       2006      1.046          1.129            24,701
                                                       2005      1.000          1.046                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.199          0.597             2,675
                                                       2007      1.144          1.199             2,680
                                                       2006      1.075          1.144             2,685
                                                       2005      1.068          1.075             2,690
                                                       2004      1.029          1.068             2,695
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      1.004          0.915                --
                                                       2008      1.875          1.004             7,737
                                                       2007      1.697          1.875            10,902
                                                       2006      1.419          1.697            10,907
                                                       2005      1.262          1.419             7,902
                                                       2004      1.092          1.262             7,607
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.167          1.342            73,332
                                                       2009      0.955          1.167            86,161
                                                       2008      1.477          0.955           110,687
                                                       2007      1.437          1.477           145,877
                                                       2006      1.312          1.437           153,047
                                                       2005      1.249          1.312           152,095
                                                       2004      1.051          1.249           132,635
                                                       2003      1.000          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.731          0.751                --
                                                       2008      1.215          0.731            42,731
                                                       2007      1.152          1.215            55,994
                                                       2006      1.148          1.152            59,842
                                                       2005      1.088          1.148            19,339
                                                       2004      1.000          1.088                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.254          1.573             9,940
                                                       2009      0.977          1.254            18,261
                                                       2008      1.624          0.977            15,937
                                                       2007      2.058          1.624            22,251
                                                       2006      1.545          2.058            24,712
                                                       2005      1.378          1.545            24,463
                                                       2004      1.043          1.378            30,092
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.145          1.344                --
                                                       2006      1.088          1.145            60,326
                                                       2005      1.066          1.088            57,697
                                                       2004      1.000          1.066            56,735

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.820          0.780                --
                                                       2008      1.358          0.820            31,281
                                                       2007      1.500          1.358            50,516
                                                       2006      1.346          1.500            51,122
                                                       2005      1.242          1.346            48,657
                                                       2004      1.061          1.242            48,409
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203                --
                                                       2005      1.146          1.137             4,437
                                                       2004      1.038          1.146             4,276
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.016          1.071                --
                                                       2008      1.179          1.016            49,904
                                                       2007      1.138          1.179           126,182
                                                       2006      1.098          1.138           122,564
                                                       2005      1.098          1.098           120,411
                                                       2004      1.023          1.098            54,426
                                                       2003      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.323          1.314                --
                                                       2006      1.178          1.323            86,660
                                                       2005      1.153          1.178            85,742
                                                       2004      1.061          1.153            64,933
                                                       2003      1.000          1.061                --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.155          1.227                 --
                                                       2006      1.116          1.155                 --
                                                       2005      1.054          1.116                 --
                                                       2004      1.000          1.054                 --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.285          1.266                 --
                                                       2007      1.206          1.285                 --
                                                       2006      1.114          1.206                 --
                                                       2005      1.064          1.114                 --
                                                       2004      1.000          1.064                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.954          1.122                 --
                                                       2009      0.833          0.954                 --
                                                       2008      1.172          0.833                 --
                                                       2007      1.235          1.172                 --
                                                       2006      1.081          1.235                 --
                                                       2005      1.072          1.081                 --
                                                       2004      1.000          1.072                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.001          1.246                 --
                                                       2009      0.715          1.001                 --
                                                       2008      1.274          0.715                 --
                                                       2007      1.175          1.274                 --
                                                       2006      1.108          1.175                 --
                                                       2005      1.084          1.108                 --
                                                       2004      1.000          1.084                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.287          1.360              3,725
                                                       2009      0.963          1.287              3,726
                                                       2008      1.655          0.963              3,728
                                                       2007      1.470          1.655              1,211
                                                       2006      1.241          1.470              1,212
                                                       2005      1.155          1.241             40,479
                                                       2004      1.000          1.155              6,678

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.902          1.097                 --
                                                       2009      0.689          0.902                 --
                                                       2008      1.189          0.689                 --
                                                       2007      1.242          1.189                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.880          0.962            491,906
                                                       2009      0.736          0.880            492,247
                                                       2008      1.160          0.736            513,672
                                                       2007      1.163          1.160            440,391

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.948          1.079                 --
                                                       2009      0.752          0.948                 --
                                                       2008      1.215          0.752                 --
                                                       2007      1.277          1.215                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.222          1.277                 --
                                                       2006      1.063          1.222                 --
                                                       2005      1.000          1.063                 --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.158          1.187                 --
                                                       2006      1.057          1.158            287,514
                                                       2005      1.053          1.057                 --
                                                       2004      1.000          1.053                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.215          1.254                 --
                                                       2006      1.125          1.215                 --
                                                       2005      1.052          1.125                 --
                                                       2004      1.000          1.052                 --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.225          1.287            164,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.873          1.047              1,441
                                                       2009      0.655          0.873              1,443
                                                       2008      1.043          0.655              1,444

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.702          0.665                 --
                                                       2008      1.257          0.702                 --
                                                       2007      1.212          1.257                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.276          1.387                 --
                                                       2009      0.995          1.276                 --
                                                       2008      1.769          0.995                 --
                                                       2007      1.695          1.769                 --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.825          0.880                 --
                                                       2009      0.589          0.825                 --
                                                       2008      1.117          0.589                 --
                                                       2007      1.002          1.117                 --
                                                       2006      1.000          1.002                 --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.304          1.425          1,106,983
                                                       2009      1.072          1.304            827,139

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.855          0.997                 --
                                                       2009      0.684          0.855                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.026          1.001            667,194
                                                       2009      1.047          1.026            727,410
                                                       2008      1.044          1.047            828,785
                                                       2007      1.019          1.044            319,950
                                                       2006      1.003          1.019            200,250

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.850          0.911          1,562,576
                                                       2009      0.737          0.850          1,606,830
                                                       2008      0.973          0.737          1,454,572
                                                       2007      0.996          0.973             77,438

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.857          0.969                 --
                                                       2009      0.628          0.857                 --
                                                       2008      1.084          0.628                 --
                                                       2007      1.045          1.084                 --
                                                       2006      0.996          1.045                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.997          1.003                 --
                                                       2005      0.993          0.997                 --
                                                       2004      1.000          0.993                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                 --
                                                       2005      1.046          1.070                 --
                                                       2004      1.000          1.046                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                 --
                                                       2005      1.168          1.300                 --
                                                       2004      1.000          1.168                 --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.030          1.061                 --
                                                       2006      1.024          1.030                 18
                                                       2005      1.032          1.024                 --
                                                       2004      1.000          1.032                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.091                 --
                                                       2005      0.991          0.978                 --
                                                       2004      1.000          0.991                 --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                 --
                                                       2005      1.025          1.037                 --
                                                       2004      1.000          1.025                 --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.206          1.281            131,122
                                                       2009      1.054          1.206            196,345
                                                       2008      1.090          1.054             92,474
                                                       2007      1.079          1.090                 --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.963          1.026                 --
                                                       2009      0.853          0.963                 --
                                                       2008      1.297          0.853                 --
                                                       2007      1.250          1.297                 --
                                                       2006      1.094          1.250                 --
                                                       2005      1.000          1.094                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.202          2.482                 --
                                                       2009      1.297          2.202                 --
                                                       2008      3.190          1.297                 --
                                                       2007      2.296          3.190                 --
                                                       2006      1.737          2.296                 --
                                                       2005      1.294          1.737                 --
                                                       2004      1.000          1.294                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.018          1.183                 --
                                                       2009      0.916          1.018                 --
                                                       2008      1.351          0.916                 --
                                                       2007      1.378          1.351                 --
                                                       2006      1.157          1.378                 --
                                                       2005      1.124          1.157                 --
                                                       2004      1.000          1.124                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.160          1.266                 --
                                                       2006      0.997          1.160                 --
                                                       2005      1.000          0.997                 --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                 --
                                                       2005      1.177          1.237                 --
                                                       2004      1.000          1.177                 --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.018          1.149                 --
                                                       2009      0.836          1.018                 --
                                                       2008      1.306          0.836                 --
                                                       2007      1.278          1.306                 --
                                                       2006      1.126          1.278                 --
                                                       2005      1.090          1.126                 --
                                                       2004      1.000          1.090                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.725          0.721                 --
                                                       2008      1.132          0.725          1,288,035
                                                       2007      1.136          1.132          1,379,675
                                                       2006      1.040          1.136          1,108,388
                                                       2005      1.000          1.040                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.145          1.224                 --
                                                       2009      0.734          1.145            230,018
                                                       2008      1.169          0.734            191,663
                                                       2007      1.135          1.169             14,328
                                                       2006      1.075          1.135                 --
                                                       2005      1.084          1.075                 --
                                                       2004      1.000          1.084                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.727          0.694                 --
                                                       2008      1.238          0.727                 --
                                                       2007      1.207          1.238                 --
                                                       2006      1.082          1.207                 --
                                                       2005      1.000          1.082                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.990          1.108         13,006,789
                                                       2009      0.765          0.990         14,091,325
                                                       2008      1.208          0.765         14,781,443
                                                       2007      1.172          1.208         11,881,094
                                                       2006      1.066          1.172          6,538,277
                                                       2005      1.000          1.066                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      1.001          1.112          8,521,780
                                                       2009      0.781          1.001          9,064,640
                                                       2008      1.163          0.781          9,308,711
                                                       2007      1.128          1.163          7,442,796
                                                       2006      1.045          1.128          3,185,557
                                                       2005      1.000          1.045                 --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.602          0.632                 --
                                                       2008      1.212          0.602                 --
                                                       2007      1.156          1.212                 --
                                                       2006      1.088          1.156                 --
                                                       2005      1.080          1.088                 --
                                                       2004      1.000          1.080                 --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.928          0.846                 --
                                                       2008      1.735          0.928                 --
                                                       2007      1.571          1.735                 --
                                                       2006      1.314          1.571                 --
                                                       2005      1.169          1.314                 --
                                                       2004      1.000          1.169                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.065          1.225                 --
                                                       2009      0.872          1.065                 --
                                                       2008      1.350          0.872                 --
                                                       2007      1.314          1.350                 --
                                                       2006      1.200          1.314                 --
                                                       2005      1.143          1.200                 --
                                                       2004      1.000          1.143                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.717          0.737                 --
                                                       2008      1.193          0.717                 --
                                                       2007      1.131          1.193                 --
                                                       2006      1.128          1.131                 --
                                                       2005      1.069          1.128                 --
                                                       2004      1.000          1.069                 --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.186          1.487                 --
                                                       2009      0.925          1.186                 --
                                                       2008      1.538          0.925                 --
                                                       2007      1.950          1.538                 --
                                                       2006      1.465          1.950                 --
                                                       2005      1.307          1.465                 --
                                                       2004      1.000          1.307                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.083          1.271                 --
                                                       2006      1.030          1.083                 --
                                                       2005      1.010          1.030                 --
                                                       2004      1.000          1.010                 --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.760          0.723                 --
                                                       2008      1.259          0.760                 --
                                                       2007      1.391          1.259                 --
                                                       2006      1.250          1.391                 --
                                                       2005      1.153          1.250                 --
                                                       2004      1.000          1.153                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                 --
                                                       2005      1.107          1.098                 --
                                                       2004      1.000          1.107                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.014          1.069                 --
                                                       2008      1.177          1.014            621,814
                                                       2007      1.137          1.177            194,625
                                                       2006      1.097          1.137             96,599
                                                       2005      1.098          1.097                 --
                                                       2004      1.000          1.098                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.243          1.235                 --
                                                       2006      1.108          1.243                 --
                                                       2005      1.085          1.108                 --
                                                       2004      1.000          1.085                 --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.153          1.225               --
                                                       2006      1.115          1.153           10,572
                                                       2005      1.054          1.115            4,484
                                                       2004      1.000          1.054               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.283          1.263               --
                                                       2007      1.204          1.283            9,191
                                                       2006      1.113          1.204            9,306
                                                       2005      1.064          1.113            2,228
                                                       2004      1.000          1.064               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.951          1.118          111,713
                                                       2009      0.831          0.951          114,243
                                                       2008      1.170          0.831          127,438
                                                       2007      1.233          1.170          129,085
                                                       2006      1.080          1.233          132,903
                                                       2005      1.071          1.080          133,735
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.998          1.242           18,196
                                                       2009      0.713          0.998           42,102
                                                       2008      1.272          0.713           46,376
                                                       2007      1.173          1.272           19,438
                                                       2006      1.107          1.173           20,456
                                                       2005      1.084          1.107           20,338
                                                       2004      1.000          1.084            9,872

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.283          1.356           15,023
                                                       2009      0.960          1.283           55,818
                                                       2008      1.653          0.960           63,067
                                                       2007      1.468          1.653           61,363
                                                       2006      1.240          1.468          141,961
                                                       2005      1.155          1.240          136,574
                                                       2004      1.000          1.155           63,377

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.900          1.094           19,628
                                                       2009      0.688          0.900           22,456
                                                       2008      1.187          0.688           26,044
                                                       2007      1.241          1.187           26,047

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.878          0.959           50,314
                                                       2009      0.734          0.878           50,412
                                                       2008      1.158          0.734           48,510
                                                       2007      1.161          1.158           50,751

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.946          1.075              714
                                                       2009      0.750          0.946              717
                                                       2008      1.213          0.750              720
                                                       2007      1.275          1.213              723

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.221          1.276               --
                                                       2006      1.062          1.221               --
                                                       2005      1.000          1.062               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.156          1.185               --
                                                       2006      1.056          1.156              857
                                                       2005      1.052          1.056              861
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.214          1.252               --
                                                       2006      1.124          1.214           26,050
                                                       2005      1.052          1.124           26,052
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.222          1.283           42,866

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.871          1.044           12,204
                                                       2009      0.654          0.871           12,212
                                                       2008      1.042          0.654           11,114

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.701          0.663               --
                                                       2008      1.255          0.701           12,103
                                                       2007      1.210          1.255            9,921

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.273          1.382           38,700
                                                       2009      0.992          1.273           39,314
                                                       2008      1.766          0.992           39,314
                                                       2007      1.693          1.766           39,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.824          0.878              945
                                                       2009      0.588          0.824              950
                                                       2008      1.116          0.588              956
                                                       2007      1.001          1.116              961
                                                       2006      1.000          1.001              965

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.300          1.420           44,146
                                                       2009      1.070          1.300           48,110

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.852          0.994           13,403
                                                       2009      0.682          0.852           13,406

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.023          0.997          129,181
                                                       2009      1.045          1.023          313,968
                                                       2008      1.042          1.045          275,101
                                                       2007      1.018          1.042          142,532
                                                       2006      1.002          1.018          251,652

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.849          0.909               --
                                                       2009      0.736          0.849               --
                                                       2008      0.973          0.736               --
                                                       2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.855          0.966           41,023
                                                       2009      0.627          0.855           45,105
                                                       2008      1.083          0.627           37,642
                                                       2007      1.045          1.083           38,583
                                                       2006      0.996          1.045           40,211

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996           39,858
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069              866
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299           25,799
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.029          1.059               --
                                                       2006      1.023          1.029           79,869
                                                       2005      1.032          1.023           33,873
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036              879
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.204          1.279            8,048
                                                       2009      1.053          1.204           52,961
                                                       2008      1.090          1.053           67,696
                                                       2007      1.079          1.090           83,985

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.961          1.023               --
                                                       2009      0.851          0.961               --
                                                       2008      1.295          0.851               --
                                                       2007      1.249          1.295               --
                                                       2006      1.093          1.249               --
                                                       2005      1.000          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.195          2.474            3,155
                                                       2009      1.294          2.195           11,960
                                                       2008      3.184          1.294           10,978
                                                       2007      2.293          3.184            8,152
                                                       2006      1.736          2.293           12,089
                                                       2005      1.294          1.736            6,296
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.015          1.180           74,994
                                                       2009      0.914          1.015           72,179
                                                       2008      1.349          0.914           78,085
                                                       2007      1.377          1.349           83,410
                                                       2006      1.156          1.377           90,154
                                                       2005      1.124          1.156           92,428
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.159          1.265               --
                                                       2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.015          1.145           48,907
                                                       2009      0.834          1.015           93,967
                                                       2008      1.303          0.834           79,426
                                                       2007      1.276          1.303           79,846
                                                       2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.724          0.720               --
                                                       2008      1.130          0.724           19,758
                                                       2007      1.136          1.130           63,050
                                                       2006      1.040          1.136           62,573
                                                       2005      1.000          1.040           63,320

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.142          1.221               --
                                                       2009      0.732          1.142          166,216
                                                       2008      1.167          0.732           53,238
                                                       2007      1.134          1.167           99,624
                                                       2006      1.074          1.134           99,376
                                                       2005      1.084          1.074           80,756
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.726          0.692               --
                                                       2008      1.237          0.726           92,509
                                                       2007      1.206          1.237           91,110
                                                       2006      1.081          1.206           91,483
                                                       2005      1.000          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.987          1.105           20,057
                                                       2009      0.763          0.987           21,535
                                                       2008      1.207          0.763           26,163
                                                       2007      1.171          1.207           26,793
                                                       2006      1.066          1.171           26,667
                                                       2005      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.999          1.109          139,576
                                                       2009      0.780          0.999          147,184
                                                       2008      1.161          0.780          161,408
                                                       2007      1.127          1.161          169,154
                                                       2006      1.045          1.127           83,286
                                                       2005      1.000          1.045           38,446

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.601          0.631               --
                                                       2008      1.209          0.601              544
                                                       2007      1.155          1.209              547
                                                       2006      1.087          1.155              549
                                                       2005      1.080          1.087              552
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.926          0.844               --
                                                       2008      1.732          0.926           16,449
                                                       2007      1.569          1.732           14,003
                                                       2006      1.313          1.569           15,655
                                                       2005      1.169          1.313            6,002
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.062          1.221           84,464
                                                       2009      0.870          1.062           91,072
                                                       2008      1.347          0.870           95,383
                                                       2007      1.312          1.347          104,718
                                                       2006      1.199          1.312          104,586
                                                       2005      1.142          1.199          106,480
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.716          0.735               --
                                                       2008      1.191          0.716           21,057
                                                       2007      1.130          1.191           19,622
                                                       2006      1.128          1.130           20,461
                                                       2005      1.069          1.128            6,799
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.183          1.483           39,644
                                                       2009      0.923          1.183           74,508
                                                       2008      1.535          0.923           47,947
                                                       2007      1.947          1.535           43,296
                                                       2006      1.463          1.947           48,600
                                                       2005      1.307          1.463           45,118
                                                       2004      1.000          1.307               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.082          1.269               --
                                                       2006      1.029          1.082           37,539
                                                       2005      1.009          1.029           27,863
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.758          0.721               --
                                                       2008      1.257          0.758           41,624
                                                       2007      1.389          1.257           39,190
                                                       2006      1.249          1.389           39,043
                                                       2005      1.153          1.249           30,278
                                                       2004      1.000          1.153               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.011          1.066               --
                                                       2008      1.175          1.011           54,549
                                                       2007      1.135          1.175           59,349
                                                       2006      1.096          1.135           57,460
                                                       2005      1.097          1.096           47,392
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.242          1.233               --
                                                       2006      1.107          1.242           87,544
                                                       2005      1.085          1.107           66,146
                                                       2004      1.000          1.085               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.166          1.239                --
                                                       2006      1.129          1.166            11,660
                                                       2005      1.068          1.129            16,532
                                                       2004      1.031          1.068            15,243
                                                       2003      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.385          1.364                --
                                                       2007      1.302          1.385                --
                                                       2006      1.205          1.302                --
                                                       2005      1.153          1.205                --
                                                       2004      1.042          1.153                --
                                                       2003      1.000          1.042                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.985          1.158            28,958
                                                       2009      0.862          0.985            29,883
                                                       2008      1.215          0.862            40,088
                                                       2007      1.282          1.215            60,075
                                                       2006      1.124          1.282            60,652
                                                       2005      1.116          1.124            77,251
                                                       2004      1.032          1.116            74,934
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      1.183          1.471            17,084
                                                       2009      0.846          1.183            18,166
                                                       2008      1.511          0.846            17,314
                                                       2007      1.395          1.511            28,339
                                                       2006      1.318          1.395            32,417
                                                       2005      1.292          1.318            39,590
                                                       2004      1.190          1.292            36,614
                                                       2003      1.000          1.190                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.497          1.580            21,204
                                                       2009      1.121          1.497            27,226
                                                       2008      1.932          1.121            28,007
                                                       2007      1.718          1.932            37,773
                                                       2006      1.453          1.718            34,073
                                                       2005      1.354          1.453            41,581
                                                       2004      1.173          1.354            39,024
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.952          1.156            35,323
                                                       2009      0.728          0.952            35,188
                                                       2008      1.259          0.728            34,133
                                                       2007      1.316          1.259            40,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.942          1.029           154,516
                                                       2009      0.789          0.942           154,530
                                                       2008      1.246          0.789           182,676
                                                       2007      1.250          1.246           127,245

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      1.094          1.243                --
                                                       2009      0.869          1.094                --
                                                       2008      1.407          0.869                --
                                                       2007      1.479          1.407                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.219          1.273                --
                                                       2006      1.062          1.219                --
                                                       2005      1.000          1.062                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.202          1.232                --
                                                       2006      1.099          1.202            73,488
                                                       2005      1.096          1.099                --
                                                       2004      1.037          1.096                --
                                                       2003      1.000          1.037                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.288          1.328                --
                                                       2006      1.194          1.288            38,118
                                                       2005      1.118          1.194            39,508
                                                       2004      1.056          1.118            34,041
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.205          1.264            31,751

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.867          1.038             5,120
                                                       2009      0.651          0.867                --
                                                       2008      1.038          0.651                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.707          0.669                --
                                                       2008      1.268          0.707            13,229
                                                       2007      1.223          1.268            11,176

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.458          1.581                --
                                                       2009      1.138          1.458                --
                                                       2008      2.027          1.138                --
                                                       2007      1.944          2.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.820          0.874            27,912
                                                       2009      0.586          0.820            31,451
                                                       2008      1.114          0.586            29,975
                                                       2007      1.001          1.114            30,020
                                                       2006      1.000          1.001            29,146

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.291          1.409           635,747
                                                       2009      1.063          1.291           315,674

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.859          1.001             7,883
                                                       2009      0.688          0.859                --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.001          0.974            57,134
                                                       2009      1.023          1.001           268,657
                                                       2008      1.021          1.023           731,272
                                                       2007      0.998          1.021           113,659
                                                       2006      0.983          0.998            38,077

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.847          0.906            59,049
                                                       2009      0.735          0.847            63,404
                                                       2008      0.972          0.735            68,515
                                                       2007      0.996          0.972                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.852          0.962             3,355
                                                       2009      0.626          0.852             3,356
                                                       2008      1.081          0.626            18,535
                                                       2007      1.044          1.081            15,657
                                                       2006      0.996          1.044            16,432

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.978          0.983                --
                                                       2005      0.976          0.978            40,712
                                                       2004      0.992          0.976            35,314
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161                --
                                                       2005      1.092          1.115            26,841
                                                       2004      1.052          1.092            22,202
                                                       2003      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506                --
                                                       2005      1.250          1.388            15,536
                                                       2004      1.080          1.250            16,085
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.001          1.029                --
                                                       2006      0.996          1.001            88,503
                                                       2005      1.005          0.996            38,119
                                                       2004      1.001          1.005            35,567
                                                       2003      1.000          1.001                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.978          1.089                --
                                                       2005      0.993          0.978            16,012
                                                       2004      1.000          0.993            13,393

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118                --
                                                       2005      1.051          1.062                --
                                                       2004      1.032          1.051                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.202          1.275            78,007
                                                       2009      1.052          1.202            75,952
                                                       2008      1.090          1.052           101,374
                                                       2007      1.079          1.090            76,996

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.956          1.017                --
                                                       2009      0.848          0.956                --
                                                       2008      1.291          0.848                --
                                                       2007      1.246          1.291                --
                                                       2006      1.092          1.246                --
                                                       2005      1.000          1.092             4,905

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.194          2.470            13,860
                                                       2009      1.294          2.194            11,074
                                                       2008      3.188          1.294            12,528
                                                       2007      2.298          3.188            17,202
                                                       2006      1.742          2.298            25,035
                                                       2005      1.299          1.742            37,507
                                                       2004      1.124          1.299            39,586
                                                       2003      1.000          1.124                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.079          1.253                --
                                                       2009      0.973          1.079                --
                                                       2008      1.437          0.973                --
                                                       2007      1.468          1.437                --
                                                       2006      1.234          1.468                --
                                                       2005      1.201          1.234                --
                                                       2004      1.063          1.201                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.157          1.262                --
                                                       2006      0.996          1.157                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662                --
                                                       2005      1.259          1.322             2,281
                                                       2004      1.093          1.259             2,281
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.054          1.188            65,571
                                                       2009      0.867          1.054            72,187
                                                       2008      1.356          0.867            63,691
                                                       2007      1.329          1.356           100,859
                                                       2006      1.173          1.329            66,424
                                                       2005      1.137          1.173            79,024
                                                       2004      1.052          1.137            74,378
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.721          0.717                --
                                                       2008      1.127          0.721           123,665
                                                       2007      1.134          1.127            68,183
                                                       2006      1.039          1.134            33,773
                                                       2005      1.000          1.039                --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.127          1.204                --
                                                       2009      0.723          1.127            29,888
                                                       2008      1.153          0.723            22,857
                                                       2007      1.122          1.153           128,254
                                                       2006      1.064          1.122           115,966
                                                       2005      1.075          1.064           113,735
                                                       2004      1.024          1.075             9,601
                                                       2003      1.000          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.723          0.690                --
                                                       2008      1.234          0.723                --
                                                       2007      1.204          1.234                --
                                                       2006      1.081          1.204                --
                                                       2005      1.000          1.081             4,988

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.983          1.098         3,462,395
                                                       2009      0.761          0.983         4,229,201
                                                       2008      1.203          0.761         4,305,022
                                                       2007      1.169          1.203         4,515,243
                                                       2006      1.065          1.169         3,065,117
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.994          1.103         1,906,722
                                                       2009      0.777          0.994         1,615,304
                                                       2008      1.158          0.777         1,449,443
                                                       2007      1.125          1.158         2,078,203
                                                       2006      1.045          1.125         1,833,211
                                                       2005      1.000          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.591          0.620                --
                                                       2008      1.189          0.591                --
                                                       2007      1.137          1.189                --
                                                       2006      1.071          1.137                --
                                                       2005      1.066          1.071                --
                                                       2004      1.029          1.066                --
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.994          0.905                --
                                                       2008      1.860          0.994                --
                                                       2007      1.687          1.860                --
                                                       2006      1.413          1.687                --
                                                       2005      1.259          1.413                --
                                                       2004      1.092          1.259                --
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.153          1.323             2,477
                                                       2009      0.945          1.153             2,392
                                                       2008      1.465          0.945             2,133
                                                       2007      1.428          1.465             1,991
                                                       2006      1.306          1.428             2,143
                                                       2005      1.246          1.306             1,781
                                                       2004      1.051          1.246             1,965
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.724          0.743                --
                                                       2008      1.206          0.724            35,070
                                                       2007      1.145          1.206            35,070
                                                       2006      1.144          1.145            34,272
                                                       2005      1.086          1.144            15,476
                                                       2004      1.000          1.086            13,088

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.239          1.551                --
                                                       2009      0.967          1.239                --
                                                       2008      1.611          0.967                --
                                                       2007      2.045          1.611                --
                                                       2006      1.539          2.045                --
                                                       2005      1.375          1.539             8,481
                                                       2004      1.043          1.375             8,481
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.139          1.334                --
                                                       2006      1.084          1.139                --
                                                       2005      1.064          1.084                --
                                                       2004      1.000          1.064                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.812          0.772                --
                                                       2008      1.347          0.812                --
                                                       2007      1.490          1.347                --
                                                       2006      1.341          1.490                --
                                                       2005      1.239          1.341             4,518
                                                       2004      1.061          1.239             4,518
                                                       2003      1.000          1.061                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197                --
                                                       2005      1.144          1.132                --
                                                       2004      1.038          1.144                --
                                                       2003      1.000          1.038                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.006          1.060                --
                                                       2008      1.169          1.006           170,064
                                                       2007      1.131          1.169           196,459
                                                       2006      1.093          1.131           162,813
                                                       2005      1.095          1.093            82,149
                                                       2004      1.023          1.095            73,931
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.314          1.304                --
                                                       2006      1.173          1.314            44,121
                                                       2005      1.151          1.173            52,572
                                                       2004      1.061          1.151            47,115
                                                       2003      1.000          1.061                --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.149          1.220                --
                                                       2006      1.113          1.149                --
                                                       2005      1.053          1.113                --
                                                       2004      1.000          1.053                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.276          1.256                --
                                                       2007      1.199          1.276                --
                                                       2006      1.110          1.199                --
                                                       2005      1.063          1.110                --
                                                       2004      1.000          1.063                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.943          1.107                --
                                                       2009      0.826          0.943                --
                                                       2008      1.164          0.826                --
                                                       2007      1.229          1.164                --
                                                       2006      1.078          1.229                --
                                                       2005      1.070          1.078                --
                                                       2004      1.000          1.070                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.990          1.229                --
                                                       2009      0.708          0.990                --
                                                       2008      1.265          0.708                --
                                                       2007      1.169          1.265                --
                                                       2006      1.105          1.169                --
                                                       2005      1.083          1.105                --
                                                       2004      1.000          1.083                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.272          1.343             7,480
                                                       2009      0.954          1.272             7,318
                                                       2008      1.644          0.954             8,325
                                                       2007      1.463          1.644             7,824
                                                       2006      1.237          1.463             8,544
                                                       2005      1.154          1.237             4,762
                                                       2004      1.000          1.154                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.892          1.083                --
                                                       2009      0.683          0.892                --
                                                       2008      1.181          0.683                --
                                                       2007      1.235          1.181                --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.870          0.950           290,885
                                                       2009      0.729          0.870           294,707
                                                       2008      1.152          0.729           298,666
                                                       2007      1.156          1.152           130,657

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.938          1.065                --
                                                       2009      0.745          0.938                --
                                                       2008      1.207          0.745             5,857
                                                       2007      1.269          1.207             5,857

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.218          1.272                --
                                                       2006      1.061          1.218                --
                                                       2005      1.000          1.061                --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.152          1.180                --
                                                       2006      1.054          1.152                --
                                                       2005      1.052          1.054                --
                                                       2004      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.209          1.247                --
                                                       2006      1.122          1.209                --
                                                       2005      1.051          1.122                --
                                                       2004      1.000          1.051                --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.211          1.271            21,698

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.865          1.035                --
                                                       2009      0.650          0.865                --
                                                       2008      1.037          0.650                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.696          0.659                --
                                                       2008      1.248          0.696                --
                                                       2007      1.205          1.248                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.262          1.369                --
                                                       2009      0.986          1.262                --
                                                       2008      1.757          0.986                --
                                                       2007      1.685          1.757                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.819          0.872                --
                                                       2009      0.586          0.819                --
                                                       2008      1.113          0.586                --
                                                       2007      1.000          1.113                --
                                                       2006      1.000          1.000                --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.289          1.406            32,902
                                                       2009      1.062          1.289            18,096

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.845          0.984                --
                                                       2009      0.677          0.845                --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.015          0.988             3,996
                                                       2009      1.038          1.015             4,279
                                                       2008      1.037          1.038                --
                                                       2007      1.014          1.037                --
                                                       2006      0.999          1.014                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.846          0.904            74,532
                                                       2009      0.735          0.846            77,612
                                                       2008      0.972          0.735           204,159
                                                       2007      0.996          0.972                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.850          0.960                --
                                                       2009      0.625          0.850                --
                                                       2008      1.080          0.625                --
                                                       2007      1.044          1.080                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.994          0.999                --
                                                       2005      0.992          0.994                --
                                                       2004      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111                --
                                                       2005      1.045          1.067                --
                                                       2004      1.000          1.045                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405                --
                                                       2005      1.167          1.296                --
                                                       2004      1.000          1.167                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.025          1.054                --
                                                       2006      1.021          1.025                --
                                                       2005      1.031          1.021                --
                                                       2004      1.000          1.031                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.086                --
                                                       2005      0.990          0.975                --
                                                       2004      1.000          0.990                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088                --
                                                       2005      1.024          1.034                --
                                                       2004      1.000          1.024                --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.200          1.273                --
                                                       2009      1.051          1.200                --
                                                       2008      1.090          1.051                --
                                                       2007      1.079          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.954          1.014                --
                                                       2009      0.847          0.954                --
                                                       2008      1.289          0.847                --
                                                       2007      1.245          1.289                --
                                                       2006      1.092          1.245                --
                                                       2005      1.000          1.092                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.177          2.450                --
                                                       2009      1.285          2.177                --
                                                       2008      3.168          1.285                --
                                                       2007      2.285          3.168                --
                                                       2006      1.732          2.285                --
                                                       2005      1.293          1.732                --
                                                       2004      1.000          1.293                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.006          1.168                --
                                                       2009      0.908          1.006                --
                                                       2008      1.342          0.908                --
                                                       2007      1.371          1.342                --
                                                       2006      1.153          1.371                --
                                                       2005      1.123          1.153                --
                                                       2004      1.000          1.123                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.261                --
                                                       2006      0.996          1.156                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551                --
                                                       2005      1.175          1.234                --
                                                       2004      1.000          1.175                --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.007          1.134                --
                                                       2009      0.828          1.007                --
                                                       2008      1.296          0.828                --
                                                       2007      1.271          1.296                --
                                                       2006      1.122          1.271                --
                                                       2005      1.088          1.122                --
                                                       2004      1.000          1.088                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.720          0.716                --
                                                       2008      1.126          0.720             8,886
                                                       2007      1.133          1.126             8,706
                                                       2006      1.039          1.133               605
                                                       2005      1.000          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.133          1.210                --
                                                       2009      0.727          1.133            21,698
                                                       2008      1.161          0.727                --
                                                       2007      1.130          1.161                --
                                                       2006      1.072          1.130                --
                                                       2005      1.083          1.072                --
                                                       2004      1.000          1.083                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.722          0.688                --
                                                       2008      1.232          0.722                --
                                                       2007      1.203          1.232                --
                                                       2006      1.080          1.203                --
                                                       2005      1.000          1.080                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.981          1.095         2,567,873
                                                       2009      0.759          0.981         2,599,984
                                                       2008      1.202          0.759         2,778,453
                                                       2007      1.168          1.202         2,562,329
                                                       2006      1.065          1.168           981,528
                                                       2005      1.000          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.992          1.100           942,385
                                                       2009      0.775          0.992         1,553,320
                                                       2008      1.157          0.775         1,440,687
                                                       2007      1.124          1.157           313,774
                                                       2006      1.044          1.124            15,631
                                                       2005      1.000          1.044                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.597          0.626                --
                                                       2008      1.203          0.597                --
                                                       2007      1.151          1.203                --
                                                       2006      1.084          1.151                --
                                                       2005      1.079          1.084                --
                                                       2004      1.000          1.079                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.920          0.838                --
                                                       2008      1.723          0.920                --
                                                       2007      1.563          1.723                --
                                                       2006      1.310          1.563                --
                                                       2005      1.168          1.310                --
                                                       2004      1.000          1.168                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.053          1.209                --
                                                       2009      0.864          1.053                --
                                                       2008      1.340          0.864                --
                                                       2007      1.307          1.340                --
                                                       2006      1.196          1.307                --
                                                       2005      1.142          1.196                --
                                                       2004      1.000          1.142                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.711          0.729                --
                                                       2008      1.184          0.711                --
                                                       2007      1.126          1.184                --
                                                       2006      1.125          1.126                --
                                                       2005      1.068          1.125                --
                                                       2004      1.000          1.068                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.173          1.468                --
                                                       2009      0.916          1.173                --
                                                       2008      1.527          0.916                --
                                                       2007      1.940          1.527                --
                                                       2006      1.460          1.940                --
                                                       2005      1.306          1.460                --
                                                       2004      1.000          1.306                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.078          1.262                --
                                                       2006      1.027          1.078                --
                                                       2005      1.009          1.027                --
                                                       2004      1.000          1.009                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.753          0.716                --
                                                       2008      1.250          0.753                --
                                                       2007      1.384          1.250                --
                                                       2006      1.246          1.384                --
                                                       2005      1.152          1.246                --
                                                       2004      1.000          1.152                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157                --
                                                       2005      1.106          1.094                --
                                                       2004      1.000          1.106                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.004          1.059                --
                                                       2008      1.169          1.004                --
                                                       2007      1.131          1.169                --
                                                       2006      1.094          1.131                --
                                                       2005      1.096          1.094                --
                                                       2004      1.000          1.096                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.237          1.226                --
                                                       2006      1.105          1.237                --
                                                       2005      1.084          1.105                --
                                                       2004      1.000          1.084                --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.147          1.218               --
                                                       2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.273          1.254               --
                                                       2007      1.198          1.273               --
                                                       2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.940          1.104               --
                                                       2009      0.824          0.940               --
                                                       2008      1.162          0.824               --
                                                       2007      1.227          1.162               --
                                                       2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.987          1.225              936
                                                       2009      0.707          0.987              937
                                                       2008      1.263          0.707            1,686
                                                       2007      1.167          1.263            1,686
                                                       2006      1.104          1.167            1,686
                                                       2005      1.083          1.104            1,686
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      1.269          1.338               --
                                                       2009      0.952          1.269            9,241
                                                       2008      1.641          0.952            9,241
                                                       2007      1.461          1.641            9,241
                                                       2006      1.236          1.461            9,241
                                                       2005      1.154          1.236            9,241
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.890          1.079               --
                                                       2009      0.681          0.890               --
                                                       2008      1.179          0.681               --
                                                       2007      1.234          1.179               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.868          0.947               --
                                                       2009      0.727          0.868               --
                                                       2008      1.150          0.727               --
                                                       2007      1.155          1.150               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.935          1.061              947
                                                       2009      0.743          0.935              948
                                                       2008      1.205          0.743            1,705
                                                       2007      1.268          1.205            1,705

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.217          1.271               --
                                                       2006      1.061          1.217            1,716
                                                       2005      1.000          1.061            1,716

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.208          1.245               --
                                                       2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.208          1.266               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.863          1.032               --
                                                       2009      0.649          0.863               --
                                                       2008      1.035          0.649               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.694          0.657               --
                                                       2008      1.246          0.694               --
                                                       2007      1.203          1.246               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      1.259          1.364               --
                                                       2009      0.983          1.259               --
                                                       2008      1.754          0.983               --
                                                       2007      1.683          1.754               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.817          0.870               --
                                                       2009      0.585          0.817               --
                                                       2008      1.112          0.585               --
                                                       2007      1.000          1.112               --
                                                       2006      1.000          1.000               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.286          1.401            4,478
                                                       2009      1.059          1.286            4,483

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.843          0.981               --
                                                       2009      0.675          0.843               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.012          0.984            7,683
                                                       2009      1.036          1.012            7,693
                                                       2008      1.035          1.036           18,119
                                                       2007      1.013          1.035           18,148
                                                       2006      0.998          1.013           18,177

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.845          0.902               --
                                                       2009      0.734          0.845               --
                                                       2008      0.972          0.734               --
                                                       2007      0.996          0.972               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.849          0.957               --
                                                       2009      0.624          0.849               --
                                                       2008      1.079          0.624               --
                                                       2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993           18,207
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.052               --
                                                       2006      1.020          1.024            8,535
                                                       2005      1.030          1.020            8,535
                                                       2004      1.000          1.030               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.199          1.271            4,620
                                                       2009      1.051          1.199            4,626
                                                       2008      1.090          1.051            8,323
                                                       2007      1.079          1.090            8,323

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.951          1.011              948
                                                       2009      0.845          0.951              949
                                                       2008      1.288          0.845            1,708
                                                       2007      1.244          1.288            1,708
                                                       2006      1.092          1.244            1,708
                                                       2005      1.000          1.092            1,708

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      2.171          2.442              728
                                                       2009      1.282          2.171              729
                                                       2008      3.162          1.282            1,311
                                                       2007      2.282          3.162            1,311
                                                       2006      1.731          2.282            1,311
                                                       2005      1.293          1.731            1,311
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      1.004          1.164               --
                                                       2009      0.906          1.004               --
                                                       2008      1.339          0.906               --
                                                       2007      1.370          1.339               --
                                                       2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.156          1.259               --
                                                       2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      1.004          1.130               --
                                                       2009      0.826          1.004               --
                                                       2008      1.294          0.826               --
                                                       2007      1.270          1.294               --
                                                       2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.719          0.714               --
                                                       2008      1.124          0.719            8,716
                                                       2007      1.132          1.124            8,716
                                                       2006      1.039          1.132            8,716
                                                       2005      1.000          1.039            8,716

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.130          1.206               --
                                                       2009      0.726          1.130               --
                                                       2008      1.159          0.726               --
                                                       2007      1.128          1.159               --
                                                       2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.721          0.687               --
                                                       2008      1.230          0.721               --
                                                       2007      1.203          1.230               --
                                                       2006      1.080          1.203               --
                                                       2005      1.000          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.978          1.092           22,264
                                                       2009      0.758          0.978           65,353
                                                       2008      1.200          0.758           65,661
                                                       2007      1.167          1.200           64,465
                                                       2006      1.065          1.167           42,258
                                                       2005      1.000          1.065           35,696

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.990          1.097           34,979
                                                       2009      0.774          0.990           63,304
                                                       2008      1.155          0.774           63,000
                                                       2007      1.124          1.155           64,173
                                                       2006      1.044          1.124           29,135
                                                       2005      1.000          1.044           24,183

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.596          0.625               --
                                                       2008      1.201          0.596               --
                                                       2007      1.149          1.201               --
                                                       2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.918          0.836               --
                                                       2008      1.720          0.918            1,584
                                                       2007      1.561          1.720            1,584
                                                       2006      1.309          1.561            1,584
                                                       2005      1.168          1.309            1,584
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      1.051          1.205              827
                                                       2009      0.862          1.051              828
                                                       2008      1.338          0.862            1,489
                                                       2007      1.306          1.338            1,489
                                                       2006      1.195          1.306            1,489
                                                       2005      1.141          1.195            1,489
                                                       2004      1.000          1.141               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.709          0.728               --
                                                       2008      1.182          0.709            1,664
                                                       2007      1.124          1.182            1,664
                                                       2006      1.124          1.124            1,664
                                                       2005      1.068          1.124            1,664
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      1.170          1.463               --
                                                       2009      0.914          1.170               --
                                                       2008      1.525          0.914               --
                                                       2007      1.937          1.525               --
                                                       2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.077          1.260               --
                                                       2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.751          0.714               --
                                                       2008      1.248          0.751               --
                                                       2007      1.382          1.248               --
                                                       2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      1.002          1.056               --
                                                       2008      1.167          1.002            8,066
                                                       2007      1.130          1.167            8,066
                                                       2006      1.093          1.130            8,066
                                                       2005      1.096          1.093            8,066
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.236          1.224               --
                                                       2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.986          1.046               --
                                                       2006      1.000          0.986               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.100          1.083               --
                                                       2007      1.036          1.100               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.846          0.992               --
                                                       2009      0.742          0.846               --
                                                       2008      1.047          0.742               --
                                                       2007      1.107          1.047               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.838          1.039               --
                                                       2009      0.601          0.838               --
                                                       2008      1.075          0.601               --
                                                       2007      0.994          1.075               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      0.982          1.034               --
                                                       2009      0.737          0.982               --
                                                       2008      1.272          0.737               --
                                                       2007      1.134          1.272               --
                                                       2006      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.752          0.912               --
                                                       2009      0.577          0.752               --
                                                       2008      0.999          0.577               --
                                                       2007      1.046          0.999               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.813          0.886               --
                                                       2009      0.683          0.813               --
                                                       2008      1.080          0.683               --
                                                       2007      1.085          1.080               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.835          0.946               --
                                                       2009      0.664          0.835               --
                                                       2008      1.078          0.664               --
                                                       2007      1.135          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.068          1.093               --
                                                       2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.056               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.114          1.167               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.812          0.970               --
                                                       2009      0.611          0.812               --
                                                       2008      0.976          0.611               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.595          0.563               --
                                                       2008      1.069          0.595               --
                                                       2007      1.033          1.069               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      0.943          1.021               --
                                                       2009      0.737          0.943               --
                                                       2008      1.316          0.737               --
                                                       2007      1.264          1.316               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.814          0.866               --
                                                       2009      0.583          0.814               --
                                                       2008      1.110          0.583               --
                                                       2007      0.999          1.110               --
                                                       2006      1.000          0.999               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.167          1.271               --
                                                       2009      0.962          1.167               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.722          0.839               --
                                                       2009      0.579          0.722               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.014          0.985               --
                                                       2009      1.039          1.014               --
                                                       2008      1.039          1.039               --
                                                       2007      1.018          1.039               --
                                                       2006      1.004          1.018               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.842          0.899               --
                                                       2009      0.733          0.842               --
                                                       2008      0.971          0.733               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.846          0.953               --
                                                       2009      0.622          0.846               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.032               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.196          1.267               --
                                                       2009      1.050          1.196               --
                                                       2008      1.089          1.050               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.839          0.891               --
                                                       2009      0.746          0.839               --
                                                       2008      1.138          0.746               --
                                                       2007      1.100          1.138               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      1.120          1.259               --
                                                       2009      0.662          1.120               --
                                                       2008      1.635          0.662               --
                                                       2007      1.181          1.635               --
                                                       2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      0.841          0.974               --
                                                       2009      0.759          0.841               --
                                                       2008      1.124          0.759               --
                                                       2007      1.151          1.124               --
                                                       2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.107          1.205               --
                                                       2006      1.000          1.107               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      0.867          0.975               --
                                                       2009      0.714          0.867               --
                                                       2008      1.120          0.714               --
                                                       2007      1.100          1.120               --
                                                       2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.681          0.676               --
                                                       2008      1.066          0.681               --
                                                       2007      1.074          1.066               --
                                                       2006      1.000          1.074               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.042          1.113               --
                                                       2009      0.670          1.042               --
                                                       2008      1.071          0.670               --
                                                       2007      1.044          1.071               --
                                                       2006      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.640          0.610               --
                                                       2008      1.094          0.640               --
                                                       2007      1.070          1.094               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.886          0.989          491,018
                                                       2009      0.687          0.886          510,583
                                                       2008      1.090          0.687          526,974
                                                       2007      1.060          1.090          543,081
                                                       2006      1.000          1.060          206,206

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.922          1.020          789,872
                                                       2009      0.721          0.922          832,159
                                                       2008      1.077          0.721          871,997
                                                       2007      1.049          1.077          906,855
                                                       2006      1.000          1.049          775,264

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.545          0.572               --
                                                       2008      1.101          0.545               --
                                                       2007      1.054          1.101               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.658          0.599               --
                                                       2008      1.235          0.658               --
                                                       2007      1.122          1.235               --
                                                       2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      0.854          0.978               --
                                                       2009      0.701          0.854               --
                                                       2008      1.089          0.701               --
                                                       2007      1.064          1.089               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.619          0.635               --
                                                       2008      1.032          0.619               --
                                                       2007      0.983          1.032               --
                                                       2006      1.000          0.983               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      0.750          0.937               --
                                                       2009      0.587          0.750               --
                                                       2008      0.979          0.587               --
                                                       2007      1.245          0.979               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.004          1.174               --
                                                       2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.562          0.534               --
                                                       2008      0.934          0.562               --
                                                       2007      1.035          0.934               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.911          0.959               --
                                                       2008      1.061          0.911               --
                                                       2007      1.028          1.061               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.081          1.070               --
                                                       2006      1.000          1.081               --






            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2008      1.099          1.082               --
                                                       2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2010      0.844          0.989               --
                                                       2009      0.741          0.844               --
                                                       2008      1.046          0.741               --
                                                       2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2010      0.836          1.037               --
                                                       2009      0.600          0.836               --
                                                       2008      1.074          0.600               --
                                                       2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2010      0.980          1.032               --
                                                       2009      0.736          0.980               --
                                                       2008      1.271          0.736               --
                                                       2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class II) (4/07).......................  2010      0.751          0.910               --
                                                       2009      0.576          0.751               --
                                                       2008      0.998          0.576               --
                                                       2007      1.046          0.998               --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class II) (4/07).......................  2010      0.812          0.884               --
                                                       2009      0.682          0.812               --
                                                       2008      1.079          0.682               --
                                                       2007      1.084          1.079               --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2010      0.833          0.944               --
                                                       2009      0.663          0.833               --
                                                       2008      1.077          0.663               --
                                                       2007      1.134          1.077               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (5/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (11/03)..  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST BlackRock High Yield Subaccount (Class B)
  (5/10).............................................  2010      1.111          1.164               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class B) (4/08)....  2010      0.811          0.968               --
                                                       2009      0.610          0.811               --
                                                       2008      0.975          0.610               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2009      0.594          0.562               --
                                                       2008      1.068          0.594               --
                                                       2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2010      0.941          1.018               --
                                                       2009      0.736          0.941               --
                                                       2008      1.315          0.736               --
                                                       2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2010      0.813          0.864               --
                                                       2009      0.582          0.813               --
                                                       2008      1.109          0.582               --
                                                       2007      0.999          1.109               --
                                                       2006      1.000          0.999               --

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09).............................................  2010      1.165          1.268               --
                                                       2009      0.961          1.165               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class E) (5/09)...................................  2010      0.720          0.837               --
                                                       2009      0.578          0.720               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2010      1.012          0.983               --
                                                       2009      1.037          1.012               --
                                                       2008      1.038          1.037               --
                                                       2007      1.017          1.038               --
                                                       2006      1.004          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2010      0.841          0.897               --
                                                       2009      0.732          0.841               --
                                                       2008      0.971          0.732               --
                                                       2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2010      0.844          0.951               --
                                                       2009      0.622          0.844               --
                                                       2008      1.077          0.622               --
                                                       2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (3/02).....................  2006      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (3/04).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (11/07).....  2010      1.195          1.265               --
                                                       2009      1.049          1.195               --
                                                       2008      1.089          1.049               --
                                                       2007      1.079          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (3/05).............................................  2010      0.837          0.889               --
                                                       2009      0.745          0.837               --
                                                       2008      1.137          0.745               --
                                                       2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2010      1.118          1.256               --
                                                       2009      0.661          1.118               --
                                                       2008      1.633          0.661               --
                                                       2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2010      0.839          0.972               --
                                                       2009      0.758          0.839               --
                                                       2008      1.123          0.758               --
                                                       2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (8/05).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (11/03).....  2010      0.866          0.973               --
                                                       2009      0.713          0.866               --
                                                       2008      1.119          0.713               --
                                                       2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (4/05).............................................  2009      0.680          0.675               --
                                                       2008      1.065          0.680               --
                                                       2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II)
  (11/03)............................................  2010      1.040          1.110               --
                                                       2009      0.669          1.040               --
                                                       2008      1.070          0.669               --
                                                       2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (5/05).......................  2009      0.639          0.609               --
                                                       2008      1.093          0.639               --
                                                       2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (5/05)..................................  2010      0.885          0.986          118,728
                                                       2009      0.686          0.885          118,832
                                                       2008      1.089          0.686          118,942
                                                       2007      1.060          1.089          119,036
                                                       2006      1.000          1.060          119,036

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2010      0.920          1.018               --
                                                       2009      0.720          0.920               --
                                                       2008      1.076          0.720               --
                                                       2007      1.049          1.076               --
                                                       2006      1.000          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2009      0.544          0.571               --
                                                       2008      1.100          0.544               --
                                                       2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2009      0.657          0.598               --
                                                       2008      1.234          0.657               --
                                                       2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2010      0.852          0.976               --
                                                       2009      0.700          0.852               --
                                                       2008      1.088          0.700               --
                                                       2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2009      0.618          0.634               --
                                                       2008      1.031          0.618               --
                                                       2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2010      0.748          0.935               --
                                                       2009      0.586          0.748               --
                                                       2008      0.978          0.586               --
                                                       2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2009      0.561          0.533               --
                                                       2008      0.933          0.561               --
                                                       2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2009      0.909          0.958               --
                                                       2008      1.060          0.909               --
                                                       2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2010.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2010 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.



Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio -- Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio -- Class B and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2010, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 7 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2010, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2011

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METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,755,704         1,471,499          10,629,167    206,239,786
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Accrued fees                                   --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                --                  --             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,216,647
  Net assets from contracts in payout            --                --                  --         23,139
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,755,704       $ 1,471,499        $ 10,629,167  $ 206,239,786
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      AMERICAN FUNDS                                CREDIT SUISSE TRUST
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS INTERNATIONAL EQUITY
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME             FLEX III
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT           SUBACCOUNT
                                      -------------- -------------- -------------- --------------------
ASSETS:
  Investments at fair value              $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      -------------- -------------- -------------- --------------------
       Total Assets                        7,972,844    428,158,662    358,904,564            1,279,665
                                      -------------- -------------- -------------- --------------------
LIABILITIES:
  Accrued fees                                    --             --             --                   --
                                      -------------- -------------- -------------- --------------------
       Total Liabilities                          --             --             --                   --
                                      -------------- -------------- -------------- --------------------
NET ASSETS                               $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 7,972,844  $ 428,124,612  $ 358,884,066          $ 1,279,665
  Net assets from contracts in payout             --         34,050         20,498                   --
                                      -------------- -------------- -------------- --------------------
       Total Net Assets                  $ 7,972,844  $ 428,158,662  $ 358,904,564          $ 1,279,665
                                      ============== ============== ============== ====================

The accompanying notes are an integral part of these financial statements.

DELAWARE VIP SMALL   DREYFUS SOCIALLY DWSI CAPITAL                  DWSII DREMAN SMALL DWSII GLOBAL
         CAP VALUE RESPONSIBLE GROWTH       GROWTH DWSI HEALTH CARE      MID CAP VALUE     THEMATIC
        SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
        24,258,561            602,610    9,928,161        2,954,398         10,696,706    4,734,517
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
                --                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============
      $ 24,253,697          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
             4,864                 --           --               --                 --           --
------------------ ------------------ ------------ ---------------- ------------------ ------------
      $ 24,258,561          $ 602,610  $ 9,928,161      $ 2,954,398       $ 10,696,706  $ 4,734,517
================== ================== ============ ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                          FIDELITY VIP
                                      DWSII GOVERNMENT &  FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                       AGENCY SECURITIES    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ------------------ ------------- --------------- -------------
ASSETS:
  Investments at fair value                  $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ------------------ ------------- --------------- -------------
       Total Assets                            5,647,349   264,096,436       2,381,228   237,379,610
                                      ------------------ ------------- --------------- -------------
LIABILITIES:
  Accrued fees                                        --            --              --            --
                                      ------------------ ------------- --------------- -------------
       Total Liabilities                              --            --              --            --
                                      ------------------ ------------- --------------- -------------
NET ASSETS                                   $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 5,647,349 $ 264,025,564     $ 2,381,228 $ 236,959,388
  Net assets from contracts in payout                 --        70,872              --       420,222
                                      ------------------ ------------- --------------- -------------
       Total Net Assets                      $ 5,647,349 $ 264,096,436     $ 2,381,228 $ 237,379,610
                                      ================== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                          FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                        FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL
           INCOME FIDELITY VIP MID CAP INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
       28,813,104          346,905,399        48,715,164       23,199,262        46,170,327        46,886,371
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
               --                   --                --               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================
     $ 28,766,669        $ 346,744,901      $ 48,580,858     $ 23,199,262      $ 46,170,327      $ 46,886,371
           46,435              160,498           134,306               --                --                --
----------------- -------------------- ----------------- ---------------- ----------------- -----------------
     $ 28,813,104        $ 346,905,399      $ 48,715,164     $ 23,199,262      $ 46,170,327      $ 46,886,371
================= ==================== ================= ================ ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON    INVESCO V.I.
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES DIVIDEND GROWTH
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                      ------------------ ------------------ ----------------- ---------------
ASSETS:
  Investments at fair value                 $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ------------------ ------------------ ----------------- ---------------
       Total Assets                           34,095,115        133,825,834        27,508,417       2,026,368
                                      ------------------ ------------------ ----------------- ---------------
LIABILITIES:
  Accrued fees                                        --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Liabilities                              --                 --                --              --
                                      ------------------ ------------------ ----------------- ---------------
NET ASSETS                                  $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 34,089,271      $ 133,807,934      $ 27,508,417     $ 2,026,368
  Net assets from contracts in payout              5,844             17,900                --              --
                                      ------------------ ------------------ ----------------- ---------------
       Total Net Assets                     $ 34,095,115      $ 133,825,834      $ 27,508,417     $ 2,026,368
                                      ================== ================== ================= ===============

The accompanying notes are an integral part of these financial statements.

                                       INVESCO V.I.      INVESCO V.I. INVESCO V.I.      INVESCO V.I.
 INVESCO V.I.                            VAN KAMPEN        VAN KAMPEN   VAN KAMPEN        VAN KAMPEN
S&P 500 INDEX INVESCO V.I. UTILITIES CAPITAL GROWTH EQUITY AND INCOME   GOVERNMENT GROWTH AND INCOME
   SUBACCOUNT             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
    7,379,716              2,340,520     15,074,925       145,446,901   27,619,127       130,864,665
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
           --                     --             --                --           --                --
------------- ---------------------- -------------- ----------------- ------------ -----------------
  $ 7,379,716            $ 2,340,520   $ 15,074,925     $ 145,446,901 $ 27,619,127     $ 130,864,665
============= ====================== ============== ================= ============ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                          INVESCO V.I.  JANUS ASPEN JANUS ASPEN GLOBAL
                                      VAN KAMPEN VALUE   ENTERPRISE         TECHNOLOGY JANUS ASPEN OVERSEAS
                                            SUBACCOUNT   SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                      ---------------- ------------ ------------------ --------------------
ASSETS:
  Investments at fair value               $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ---------------- ------------ ------------------ --------------------
       Total Assets                         10,217,449   17,466,737          8,113,403           91,389,889
                                      ---------------- ------------ ------------------ --------------------
LIABILITIES:
  Accrued fees                                      --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
       Total Liabilities                            --           --                 --                   --
                                      ---------------- ------------ ------------------ --------------------
NET ASSETS                                $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,278,407
  Net assets from contracts in payout               --           --                 --              111,482
                                      ---------------- ------------ ------------------ --------------------
       Total Net Assets                   $ 10,217,449 $ 17,466,737        $ 8,113,403         $ 91,389,889
                                      ================ ============ ================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
                          LMPVET               LMPVET               LMPVET               LMPVET CLEARBRIDGE VARIABLE
JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
  WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              CAPITAL    DIVIDEND STRATEGY              BUILDER
 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
  1,072,638          497,935,929          439,981,790          103,730,472           35,905,229          130,583,124
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
         --                   --                   --                   --                   --                   18
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================
$ 1,072,638        $ 497,698,010        $ 439,966,349        $ 103,729,317         $ 35,905,229        $ 130,541,192
         --              237,919               15,441                1,155                   --               41,914
----------- -------------------- -------------------- -------------------- -------------------- --------------------
$ 1,072,638        $ 497,935,929        $ 439,981,790        $ 103,730,472         $ 35,905,229        $ 130,583,106
=========== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET
                                               FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                             ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                  $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                            478,128,074          124,995,190          156,733,252           61,152,307
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Accrued fees                                          --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                                --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                   $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 478,014,494        $ 124,983,071        $ 156,686,025         $ 61,139,535
  Net assets from contracts in payout              113,580               12,119               47,227               12,772
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                      $ 478,128,074        $ 124,995,190        $ 156,733,252         $ 61,152,307
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                             LMPVET GLOBAL
              LMPVET     CURRENTS VARIABLE LMPVET INVESTMENT             LMPVET             LMPVET             LMPVET
CLEARBRIDGE VARIABLE INTERNATIONAL ALL CAP  COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
    SMALL CAP GROWTH           OPPORTUNITY  SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%
          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
          71,509,944            63,636,148        53,105,312         97,750,305         55,155,290         33,646,055
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
                  --                    --                --                 --                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================
        $ 71,499,314          $ 63,588,391      $ 53,105,312       $ 97,701,223       $ 55,155,290       $ 33,646,055
              10,630                47,757                --             49,082                 --                 --
-------------------- --------------------- ----------------- ------------------ ------------------ ------------------
        $ 71,509,944          $ 63,636,148      $ 53,105,312       $ 97,750,305       $ 55,155,290       $ 33,646,055
==================== ===================== ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                       LMPVIT WESTERN        LMPVIT WESTERN
                                       ASSET VARIABLE        ASSET VARIABLE        LMPVIT WESTERN      LMPVIT WESTERN
                                      ADJUSTABLE RATE DIVERSIFIED STRATEGIC ASSET VARIABLE GLOBAL ASSET VARIABLE HIGH
                                               INCOME                INCOME       HIGH YIELD BOND              INCOME
                                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                      --------------- --------------------- --------------------- -------------------
ASSETS:
  Investments at fair value              $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      --------------- --------------------- --------------------- -------------------
       Total Assets                        17,278,232            31,610,349            14,183,211         144,770,864
                                      --------------- --------------------- --------------------- -------------------
LIABILITIES:
  Accrued fees                                     --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
       Total Liabilities                           --                    --                    --                  --
                                      --------------- --------------------- --------------------- -------------------
NET ASSETS                               $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 17,257,909          $ 31,610,349          $ 14,183,211       $ 144,725,866
  Net assets from contracts in payout          20,323                    --                    --              44,998
                                      --------------- --------------------- --------------------- -------------------
       Total Net Assets                  $ 17,278,232          $ 31,610,349          $ 14,183,211       $ 144,770,864
                                      =============== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
STRATEGIC BOND     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
    33,724,247      2,255,436     2,214,066      1,220,961       266,748,724    150,232,781
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
            --             --            --             --                --             --
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 263,985,242  $ 150,179,898
            --             --            --             --         2,763,482         52,883
-------------- -------------- ------------- -------------- ----------------- --------------
  $ 33,724,247    $ 2,255,436   $ 2,214,066    $ 1,220,961     $ 266,748,724  $ 150,232,781
============== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       54,941,051          86,851,730        15,942,525    89,505,876
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                    --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          --                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 54,939,941        $ 86,840,220      $ 15,923,485  $ 89,498,153
  Net assets from contracts in payout          1,110              11,510            19,040         7,723
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 54,941,051        $ 86,851,730      $ 15,942,525  $ 89,505,876
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LEGG MASON MIST LOOMIS SAYLES
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH    VALUE EQUITY     GLOBAL MARKETS
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
      13,490,846      563,298,004   94,335,966           194,775       3,871,329        169,859,208
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
              --               --           --                --              --                 --
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================
    $ 13,490,846    $ 562,723,373 $ 94,325,791         $ 194,775     $ 3,871,329      $ 169,562,173
              --          574,631       10,175                --              --            297,035
---------------- ---------------- ------------ ----------------- --------------- ------------------
    $ 13,490,846    $ 563,298,004 $ 94,335,966         $ 194,775     $ 3,871,329      $ 169,859,208
================ ================ ============ ================= =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST LORD ABBETT  MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON
                                        BOND DEBENTURE GROWTH AND INCOME    MID CAP VALUE VANCE FLOATING RATE
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                      ---------------- ----------------- ---------------- -------------------
ASSETS:
  Investments at fair value               $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ---------------- ----------------- ---------------- -------------------
       Total Assets                         69,771,604       148,207,202       59,037,980             725,074
                                      ---------------- ----------------- ---------------- -------------------
LIABILITIES:
  Accrued fees                                      --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Liabilities                            --                --               --                  --
                                      ---------------- ----------------- ---------------- -------------------
NET ASSETS                                $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 69,766,370     $ 148,200,633     $ 59,022,900           $ 725,074
  Net assets from contracts in payout            5,234             6,569           15,080                  --
                                      ---------------- ----------------- ---------------- -------------------
       Total Net Assets                   $ 69,771,604     $ 148,207,202     $ 59,037,980           $ 725,074
                                      ================ ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

MIST MET/FRANKLIN MIST MET/TEMPLETON      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING
    MUTUAL SHARES             GROWTH BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY
       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
          745,697         36,594,907        24,508,815      22,297,948        16,268,189       113,623,154
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
               --                 --                --              --                --                --
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,614,048
               --                 --                --              --                --             9,106
----------------- ------------------ ----------------- --------------- ----------------- -----------------
        $ 745,697       $ 36,594,907      $ 24,508,815    $ 22,297,948      $ 16,268,189     $ 113,623,154
================= ================== ================= =============== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                            MIST MORGAN                               MIST PIMCO
                                      MIST MFS RESEARCH STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED
                                          INTERNATIONAL          GROWTH CAPITAL APPRECIATION                BOND
                                             SUBACCOUNT      SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                      ----------------- --------------- -------------------- -------------------
ASSETS:
  Investments at fair value                $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ----------------- --------------- -------------------- -------------------
       Total Assets                          71,851,431      18,023,005          324,669,577         110,311,164
                                      ----------------- --------------- -------------------- -------------------
LIABILITIES:
  Accrued fees                                       --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
       Total Liabilities                             --              --                   --                  --
                                      ----------------- --------------- -------------------- -------------------
NET ASSETS                                 $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 71,845,042    $ 18,023,005        $ 324,437,370       $ 110,209,557
  Net assets from contracts in payout             6,389              --              232,207             101,607
                                      ----------------- --------------- -------------------- -------------------
       Total Net Assets                    $ 71,851,431    $ 18,023,005        $ 324,669,577       $ 110,311,164
                                      ================= =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

MIST PIMCO TOTAL                       MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH
          RETURN MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF
      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
     430,615,868        48,832,317      266,557,264   2,724,803      126,498,036      156,916,020
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
              --                --               --          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================
   $ 430,493,423      $ 48,799,775    $ 266,466,245 $ 2,724,803    $ 126,498,036    $ 156,916,020
         122,445            32,542           91,019          --               --               --
---------------- ----------------- ---------------- ----------- ---------------- ----------------
   $ 430,615,868      $ 48,832,317    $ 266,557,264 $ 2,724,803    $ 126,498,036    $ 156,916,020
================ ================= ================ =========== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,627,883       155,522,778       2,845,882     225,341,481
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Accrued fees                                        --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                              --                --              --              --
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,627,883     $ 155,385,664     $ 2,845,882   $ 225,309,008
  Net assets from contracts in payout                 --           137,114              --          32,473
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,627,883     $ 155,522,778     $ 2,845,882   $ 225,341,481
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                           MSF BARCLAYS
       MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
CAPITAL OPPORTUNITIES        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
            1,463,366       111,235,771       114,976,088        291,924,540   263,504,413      17,609,264
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
                   --                --                --                 --            --              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============
          $ 1,463,366     $ 110,968,973     $ 114,967,278      $ 291,705,654 $ 262,862,542    $ 17,609,264
                   --           266,798             8,810            218,886       641,871              --
--------------------- ----------------- ----------------- ------------------ ------------- ---------------
          $ 1,463,366     $ 111,235,771     $ 114,976,088      $ 291,924,540 $ 263,504,413    $ 17,609,264
===================== ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        268,487,543   442,249,891        46,053,005   99,325,424
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Accrued fees                                      --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 268,262,297 $ 442,097,888      $ 46,036,931 $ 99,324,004
  Net assets from contracts in payout          225,246       152,003            16,074        1,420
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 268,487,543 $ 442,249,891      $ 46,053,005 $ 99,325,424
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL                        MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL           MSF METLIFE CONSERVATIVE
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY AGGRESSIVE ALLOCATION   ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT   SUBACCOUNT
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
         56,595,399           628,433       2,194,400             108,458            55,743,047   38,552,233
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
                 --                --              --                  --                    --           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,716,726 $ 38,552,233
                 --                --              --                  --                26,321           --
------------------- ----------------- --------------- ------------------- --------------------- ------------
       $ 56,595,399         $ 628,433     $ 2,194,400           $ 108,458          $ 55,743,047 $ 38,552,233
=================== ================= =============== =================== ===================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                              MSF METLIFE                                               MSF METLIFE
                                          CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO
                                      MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                               SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                      ------------------- --------------- ------------------- ---------------------
ASSETS:
  Investments at fair value                  $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      ------------------- --------------- ------------------- ---------------------
       Total Assets                            92,534,789       7,903,300         427,765,478           359,791,293
                                      ------------------- --------------- ------------------- ---------------------
LIABILITIES:
  Accrued fees                                         --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Liabilities                               --              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
NET ASSETS                                   $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 92,530,130     $ 7,903,300       $ 427,765,478         $ 359,791,293
  Net assets from contracts in payout               4,659              --                  --                    --
                                      ------------------- --------------- ------------------- ---------------------
       Total Net Assets                      $ 92,534,789     $ 7,903,300       $ 427,765,478         $ 359,791,293
                                      =================== =============== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                                                  MSF NEUBERGER
MSF METLIFE STOCK MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP MSF OPPENHEIMER
            INDEX        RETURN MSF MFS VALUE         EAFE INDEX          VALUE   GLOBAL EQUITY
       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
      807,958,649   594,788,580    73,901,755         72,320,627     18,962,920     371,423,984
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
               --            --            --                 --             --              --
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============
    $ 807,152,076 $ 594,362,633  $ 73,874,467       $ 72,210,542   $ 18,962,920   $ 371,302,174
          806,573       425,947        27,288            110,085             --         121,810
----------------- ------------- ------------- ------------------ -------------- ---------------
    $ 807,958,649 $ 594,788,580  $ 73,901,755       $ 72,320,627   $ 18,962,920   $ 371,423,984
================= ============= ============= ================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED) DECEMBER 31, 2010

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value              $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                        109,316,701        48,700,718       105,806,004            8,424,280
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Accrued fees                                      --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            --                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                               $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 109,217,357      $ 48,694,712     $ 105,796,333          $ 8,412,999
  Net assets from contracts in payout           99,344             6,006             9,671               11,281
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                  $ 109,316,701      $ 48,700,718     $ 105,806,004          $ 8,424,280
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
  MANAGEMENT U.S.                  PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY
       GOVERNMENT PIONEER VCT BOND              VALUE EMERGING MARKETS             INCOME PIONEER VCT FUND
       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
      173,254,111       28,692,304         14,111,087       26,221,434         21,292,601       29,482,803
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
               --               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================
    $ 173,177,822     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
           76,289               --                 --               --                 --               --
----------------- ---------------- ------------------ ---------------- ------------------ ----------------
    $ 173,254,111     $ 28,692,304       $ 14,111,087     $ 26,221,434       $ 21,292,601     $ 29,482,803
================= ================ ================== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED) DECEMBER 31, 2010

                                            PIONEER VCT       PIONEER VCT
                                               IBBOTSON IBBOTSON MODERATE   PIONEER VCT PIONEER VCT REAL
                                      GROWTH ALLOCATION        ALLOCATION MID CAP VALUE    ESTATE SHARES
                                             SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ----------------- ----------------- ------------- ----------------
ASSETS:
  Investments at fair value               $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ----------------- ----------------- ------------- ----------------
       Total Assets                         246,699,062       134,202,065    43,769,962       15,025,737
                                      ----------------- ----------------- ------------- ----------------
LIABILITIES:
  Accrued fees                                       --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Liabilities                             --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
NET ASSETS                                $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
  Net assets from contracts in payout                --                --            --               --
                                      ----------------- ----------------- ------------- ----------------
       Total Net Assets                   $ 246,699,062     $ 134,202,065  $ 43,769,962     $ 15,025,737
                                      ================= ================= ============= ================

The accompanying notes are an integral part of these financial statements.

                                         WELLS FARGO VT
UIF CAPITAL GROWTH UIF U.S. REAL ESTATE SMALL CAP VALUE
        SUBACCOUNT           SUBACCOUNT      SUBACCOUNT
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
------------------ -------------------- ---------------
         9,543,702           20,965,294       4,028,620
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============
       $ 9,543,702         $ 20,965,294     $ 4,028,620
                --                   --              --
------------------ -------------------- ---------------
       $ 9,543,702         $ 20,965,294     $ 4,028,620
================== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             ALLIANCEBERNSTEIN
                                            ALGER CAPITAL      GLOBAL THEMATIC                 AMERICAN FUNDS
                                             APPRECIATION               GROWTH  AMERICAN FUNDS  GLOBAL GROWTH
                                               SUBACCOUNT           SUBACCOUNT BOND SUBACCOUNT     SUBACCOUNT
                                            ---------------- ----------------- --------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 8,997             $ 26,859       $ 314,823    $ 2,864,786
                                            ---------------- ----------------- --------------- -----------------
EXPENSES:
      Mortality and expense risk
        and other charges                          70,988               21,208         141,746      3,138,345
      Administrative charges                        5,952                2,042          14,476        280,296
                                            ---------------- ----------------- --------------- -----------------
        Total expenses                             76,940               23,250         156,222      3,418,641
                                            ---------------- ----------------- --------------- -----------------
           Net investment income (loss)           (67,943)               3,609         158,601       (553,855)
                                            ---------------- ----------------- --------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                   --              --             --
      Realized gains (losses) on sale of
        investments                               178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
           Net realized gains (losses)            178,608               16,193         148,859      1,589,140
                                            ---------------- ----------------- --------------- -----------------
      Change in unrealized gains (losses)
        on investments                            280,529              187,540         103,505     16,984,169
                                            ---------------- ----------------- --------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               459,137              203,733         252,364     18,573,309
                                            ---------------- ----------------- --------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 391,194            $ 207,342       $ 410,965   $ 18,019,454
                                            ================ ================= =============== =================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS                                      CREDIT SUISSE TRUST
  GLOBAL SMALL AMERICAN FUNDS    AMERICAN FUNDS    INTERNATIONAL EQUITY    DELAWARE VIP SMALL      DREYFUS SOCIALLY
CAPITALIZATION         GROWTH     GROWTH-INCOME                FLEX III             CAP VALUE    RESPONSIBLE GROWTH
    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     $ 117,033    $ 2,851,950       $ 5,036,350                 $ 1,158             $ 140,801               $ 4,316
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        94,599      6,677,104         5,858,727                  21,235               257,529                10,826
         9,678        584,451           514,981                   1,674                14,252                   874
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       104,277      7,261,555         6,373,708                  22,909               271,781                11,700
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
        12,756     (4,409,605)       (1,337,358)                (21,751)             (130,980)               (7,384)
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
            --             --                --                      --                    --                    --
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
       135,530     (7,054,805)       (6,247,668)                    289               451,019                16,694
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,093,615     74,184,062        38,539,941                 141,267             5,580,834                60,428
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
     1,229,145     67,129,257        32,292,273                 141,556             6,031,853                77,122
-------------- ----------------- ----------------- ----------------------- --------------------- ---------------------
   $ 1,241,901   $ 62,719,652      $ 30,954,915               $ 119,805           $ 5,900,873              $ 69,738
============== ================= ================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED) FOR THE YEAR ENDED DECEMBER 31, 2010

                                           DWSI CAPITAL                        DWSII DREMAN SMALL    DWSII GLOBAL
                                                 GROWTH    DWSI HEALTH CARE         MID CAP VALUE        THEMATIC
                                             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
                                           --------------- ------------------- --------------------- ---------------
INVESTMENT INCOME:
     Dividends                                 $ 56,385                $ --              $ 97,811        $ 27,915
                                           --------------- ------------------- --------------------- ---------------
EXPENSES:
     Mortality and expense risk
        and other charges                       176,916              53,959               190,539          82,853
     Administrative charges                      14,563               4,307                15,671           6,765
                                           --------------- ------------------- --------------------- ---------------
        Total expenses                          191,479              58,266               206,210          89,618
                                           --------------- ------------------- --------------------- ---------------
           Net investment income (loss)        (135,094)            (58,266)             (108,399)        (61,703)
                                           --------------- ------------------- --------------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --             200,888                    --              --
     Realized gains (losses) on sale of
        investments                             104,944             (33,330)           (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
           Net realized gains (losses)          104,944             167,558            (1,016,153)       (509,135)
                                           --------------- ------------------- --------------------- ---------------
     Change in unrealized gains (losses)
        on investments                        1,274,089              52,984             3,059,457       1,020,140
                                           --------------- ------------------- --------------------- ---------------
     Net realized and change in
        unrealized gains (losses) on
        investments                           1,379,033             220,542             2,043,304         511,005
                                           --------------- ------------------- --------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations           $ 1,243,939           $ 162,276           $ 1,934,905       $ 449,302
                                           =============== =================== ===================== ===============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      FIDELITY VIP
DWSII GOVERNMENT & FIDELITY VIP    DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH
 AGENCY SECURITIES   CONTRAFUND       APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP
        SUBACCOUNT   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 268,034  $ 2,499,876            $ 5,785      $ 4,035,791          $ 2,165,700               $ 376,930
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           109,575    3,627,520             36,105        2,838,102              362,685               4,453,959
             9,115      217,411              2,713           18,680                   92                 264,358
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           118,690    3,844,931             38,818        2,856,782              362,777               4,718,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           149,344   (1,345,055)           (33,033)       1,179,009            1,802,923              (4,341,387)
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
                --      111,288                 --               --                   --               1,026,946
            84,828   (9,454,598)           (20,001)      (9,599,328)            (936,703)                172,923
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            84,828   (9,343,310)           (20,001)      (9,599,328)            (936,703)              1,199,869
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
            25,839   46,170,351            401,913       37,415,691            2,664,156              78,337,317
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
           110,667   36,827,041            381,912       27,816,363            1,727,453              79,537,186
------------------ --------------- ------------------ ---------------- -------------------- -----------------------
         $ 260,011 $ 35,481,986          $ 348,879     $ 28,995,372          $ 3,530,376            $ 75,195,799
================== =============== ================== ================ ==================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                  FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                              FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP        FTVIPT MUTUAL
                                           INCOME SECURITIES          SECURITIES    GROWTH SECURITIES    SHARES SECURITIES
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------- ------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                    $ 2,878,872           $ 346,028                 $ --            $ 728,455
                                            -------------------- ------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             736,440             389,085              711,377              709,262
     Administrative charges                            67,834              32,395               56,144               71,203
                                            -------------------- ------------------- -------------------- --------------------
        Total expenses                                804,274             421,480              767,521              780,465
                                            -------------------- ------------------- -------------------- --------------------
           Net investment income (loss)             2,074,598             (75,452)            (767,521)             (52,010)
                                            -------------------- ------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                   --                   --
     Realized gains (losses) on sale of
        investments                                  (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
           Net realized gains (losses)               (489,543)            (31,739)            (262,490)          (1,236,788)
                                            -------------------- ------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              3,049,873           3,803,693           10,869,222            5,408,439
                                            -------------------- ------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 2,560,330           3,771,954           10,606,732            4,171,651
                                            -------------------- ------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 4,634,928         $ 3,696,502          $ 9,839,211          $ 4,119,641
                                            ==================== =================== ==================== ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  FTVIPT TEMPLETON
DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON       INVESCO V.I.     INVESCO V.I.
        SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    DIVIDEND GROWTH    S&P 500 INDEX    INVESCO V.I. UTILITIES
        SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT                SUBACCOUNT
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         $ 482,490           $ 2,504,672            $ 384,488           $ 32,149        $ 116,062                  $ 89,836
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,224             2,215,117              414,438             41,197          130,709                    44,407
               700               173,111               41,735              3,101           10,353                     3,625
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           362,924             2,388,228              456,173             44,298          141,062                    48,032
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
           119,566               116,444              (71,685)           (12,149)         (25,000)                   41,804
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
                --                    --                   --                 --               --                        --
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
          (589,746)           (1,627,120)          (1,309,781)           (10,784)         (14,696)                 (145,542)
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         5,062,261             9,126,821            2,692,161            182,488          857,398                   196,988
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
         4,472,515             7,499,701            1,382,380            171,704          842,702                    51,446
--------------------- --------------------- -------------------- ------------------ ---------------- -------------------------
       $ 4,592,081           $ 7,616,145          $ 1,310,695          $ 159,555        $ 817,702                  $ 93,250
===================== ===================== ==================== ================== ================ =========================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                              INVESCO V.I.         INVESCO V.I. INVESCO V.I.         INVESCO V.I.
                                                VAN KAMPEN           VAN KAMPEN   VAN KAMPEN           VAN KAMPEN
                                            CAPITAL GROWTH    EQUITY AND INCOME   GOVERNMENT    GROWTH AND INCOME
                                                SUBACCOUNT           SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
                                            ----------------- ----------------- --------------- --------------------
INVESTMENT INCOME:
      Dividends                                       $ --          $ 2,846,229     $ 61,739            $ 141,656
                                            ----------------- ----------------- --------------- --------------------
EXPENSES:
      Mortality and expense risk
        and other charges                          249,262            2,141,742      466,155            1,987,835
      Administrative charges                        21,881              214,276       43,999              197,401
                                            ----------------- ----------------- --------------- --------------------
        Total expenses                             271,143            2,356,018      510,154            2,185,236
                                            ----------------- ----------------- --------------- --------------------
           Net investment income (loss)           (271,143)             490,211     (448,415)          (2,043,580)
                                            ----------------- ----------------- --------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                   --           --                   --
      Realized gains (losses) on sale of
        investments                                301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
           Net realized gains (losses)             301,473              279,311     (122,264)            (395,317)
                                            ----------------- ----------------- --------------- --------------------
      Change in unrealized gains (losses)
        on investments                           2,322,098           12,898,906    1,508,583           14,938,113
                                            ----------------- ----------------- --------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              2,623,571           13,178,217    1,386,319           14,542,796
                                            ----------------- ----------------- --------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 2,352,428         $ 13,668,428    $ 937,904         $ 12,499,216
                                            ================= ================= =============== ====================
(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

                                                                                                              LMPVET
    INVESCO V.I.    JANUS ASPEN    JANUS ASPEN GLOBAL                            JANUS ASPEN    CLEARBRIDGE VARIABLE
VAN KAMPEN VALUE     ENTERPRISE            TECHNOLOGY    JANUS ASPEN OVERSEAS      WORLDWIDE       AGGRESSIVE GROWTH
      SUBACCOUNT     SUBACCOUNT            SUBACCOUNT              SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       $ 155,572           $ --                  $ --               $ 447,454        $ 5,239               $ 617,235
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         155,494        234,157               112,572               1,076,714          6,451               6,917,063
          15,246         19,917                10,819                  12,793             70                 628,242
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         170,740        254,074               123,391               1,089,507          6,521               7,545,305
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
         (15,168)      (254,074)             (123,391)               (642,053)        (1,282)             (6,928,070)
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
              --             --                    --                      --             --                      --
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
        (778,087)       258,482               181,469               1,861,041          1,309               6,702,148
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       2,062,178      3,508,107             1,396,758              16,334,161        148,399              98,338,740
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
       1,284,091      3,766,589             1,578,227              18,195,202        149,708             105,040,888
------------------- -------------- --------------------- ----------------------- -------------- -----------------------
     $ 1,268,923    $ 3,512,515           $ 1,454,836            $ 17,553,149      $ 148,426            $ 98,112,818
=================== ============== ===================== ======================= ============== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                                            LMPVET
                                                          LMPVET                LMPVET                LMPVET  CLEARBRIDGE VARIABLE
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE         EQUITY INCOME
                                                    APPRECIATION               CAPITAL     DIVIDEND STRATEGY               BUILDER
                                                      SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                      $ 6,616,191             $ 819,346             $ 992,790           $ 4,795,867
                                            --------------------- --------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        and other charges                              6,314,692             1,844,489               523,390             2,249,056
      Administrative charges                             635,509               151,570                54,074               193,919
                                            --------------------- --------------------- --------------------- ---------------------
        Total expenses                                 6,950,201             1,996,059               577,464             2,442,975
                                            --------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)                 (334,010)           (1,176,713)              415,326             2,352,892
                                            --------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                    --                    --                    --
      Realized gains (losses) on sale of
        investments                                   (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                (3,121,686)           (6,452,833)             (952,727)           (7,969,898)
                                            --------------------- --------------------- --------------------- ---------------------
      Change in unrealized gains (losses)
        on investments                                47,745,051            17,320,180             3,962,276            17,833,567
                                            --------------------- --------------------- --------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                   44,623,365            10,867,347             3,009,549             9,863,669
                                            --------------------- --------------------- --------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations                   $ 44,289,355           $ 9,690,634           $ 3,424,875          $ 12,216,561
                                            ===================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.

              LMPVET                                                                                                  LMPVET GLOBAL
CLEARBRIDGE VARIABLE                LMPVET                LMPVET                LMPVET                LMPVET      CURRENTS VARIABLE
         FUNDAMENTAL  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  INTERNATIONAL ALL CAP
       ALL CAP VALUE      LARGE CAP GROWTH       LARGE CAP VALUE          MID CAP CORE      SMALL CAP GROWTH            OPPORTUNITY
          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         $ 7,577,362             $ 143,191           $ 4,589,786                  $ --                  $ --              $ 994,347
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           6,596,669             1,889,305             2,080,003               919,512             1,017,982                783,293
             603,194               164,319               202,634                88,779                83,028                 73,840
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
           7,199,863             2,053,624             2,282,637             1,008,291             1,101,010                857,133
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
             377,499            (1,910,433)            2,307,149            (1,008,291)           (1,101,010)               137,214
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
                  --                    --                    --                    --                    --                     --
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
         (11,642,764)            1,335,252            (7,356,198)           (1,361,702)             (608,442)            (9,747,311)
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          74,789,279             9,765,605            16,477,195            13,365,732            15,605,574             10,484,449
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
          63,146,515            11,100,857             9,120,997            12,004,030            14,997,132                737,138
--------------------- --------------------- --------------------- --------------------- --------------------- ----------------------
        $ 63,524,014           $ 9,190,424          $ 11,428,146          $ 10,995,739          $ 13,896,122              $ 874,352
===================== ===================== ===================== ===================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           LMPVET INVESTMENT                LMPVET                LMPVET                LMPVET
                                            COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE
                                            SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ 685,120           $ 2,873,406           $ 1,104,057             $ 513,996
                                           -------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            671,538             1,326,568               692,280               417,193
     Administrative charges                           26,569               148,879                81,454                49,223
                                           -------------------- --------------------- --------------------- ---------------------
        Total expenses                               698,107             1,475,447               773,734               466,416
                                           -------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)              (12,987)            1,397,959               330,323                47,580
                                           -------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                 (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)              (536,891)             (901,195)           (1,479,910)           (1,085,412)
                                           -------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                             5,831,936            11,231,101             7,924,246             5,281,628
                                           -------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                5,295,045            10,329,906             6,444,336             4,196,216
                                           -------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 5,282,058          $ 11,727,865           $ 6,774,659           $ 4,243,796
                                           ==================== ===================== ===================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN           LMPVIT WESTERN
 ASSET VARIABLE           ASSET VARIABLE           LMPVIT WESTERN         LMPVIT WESTERN    LMPVIT WESTERN     MIST AMERICAN
ADJUSTABLE RATE    DIVERSIFIED STRATEGIC    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    ASSET VARIABLE    FUNDS BALANCED
         INCOME                   INCOME          HIGH YIELD BOND                 INCOME    STRATEGIC BOND        ALLOCATION
     SUBACCOUNT               SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      $ 187,671              $ 1,171,146              $ 1,203,579           $ 13,557,743         $ 934,426          $ 12,771
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        294,551                  495,973                  252,521              2,198,526           594,881            12,637
         23,837                   50,267                   21,840                218,085            51,907                63
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
        318,388                  546,240                  274,361              2,416,611           646,788            12,700
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (130,717)                 624,906                  929,218             11,141,132           287,638                71
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
             --                       --                       --                     --                --               548
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,398
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
       (427,547)                (594,467)                (121,557)            (4,651,900)         (445,182)           25,946
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,781,177                3,137,491                  942,982             13,775,758         3,374,733           154,922
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
      1,353,630                2,543,024                  821,425              9,123,858         2,929,551           180,868
------------------ ------------------------ ------------------------ ---------------------- ----------------- --------------
    $ 1,222,913              $ 3,167,930              $ 1,750,643           $ 20,264,990       $ 3,217,189         $ 180,939
================== ======================== ======================== ====================== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ---------------- -------------- -------------------- --------------
INVESTMENT INCOME:
     Dividends                                   $ 8,699          $ 13,404       $ 3,680,736       $ 7,234,857
                                           ---------------- -------------- -------------------- --------------
EXPENSES:
     Mortality and expense risk
        and other charges                         12,170             8,025         3,019,755         1,870,143
     Administrative charges                           34                20                --           125,115
                                           ---------------- -------------- -------------------- --------------
        Total expenses                            12,204             8,045         3,019,755         1,995,258
                                           ---------------- -------------- -------------------- --------------
           Net investment income (loss)           (3,505)            5,359           660,981         5,239,599
                                           ---------------- -------------- -------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                --                --                --
     Realized gains (losses) on sale of
        investments                                8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
           Net realized gains (losses)             8,068             9,709       (10,240,101)          901,510
                                           ---------------- -------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                           185,024            78,407        39,348,882        10,530,966
                                           ---------------- -------------- -------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              193,092            88,116        29,108,781        11,432,476
                                           ---------------- -------------- -------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations              $ 189,587          $ 93,475      $ 29,769,762      $ 16,672,075
                                           ================ ============== ==================== ==============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 662,742            $ 6,972,223            $ 127,588      $ 1,805,026                $ --        $ 10,422,924
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       766,652              1,248,667              228,321        1,302,548             186,357           6,918,045
        74,715                 85,040               14,451          105,349              12,339             127,778
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       841,367              1,333,707              242,772        1,407,897             198,696           7,045,823
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (178,625)             5,638,516             (115,184)         397,129            (198,696)          3,377,101
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (3,506,436)            (8,036,890)             312,797       (4,180,346)              7,435         (16,861,264)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     9,129,288             13,628,349            2,143,925       15,582,634           2,462,245          54,896,156
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     5,622,852              5,591,459            2,456,722       11,402,288           2,469,680          38,034,892
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
   $ 5,444,227           $ 11,229,975          $ 2,341,538     $ 11,799,417         $ 2,270,984        $ 41,411,993
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LEGG MASON    MIST LOOMIS SAYLES
                                                MID CAP    AGGRESSIVE GROWTH       VALUE EQUITY        GLOBAL MARKETS
                                             SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                           --------------- -------------------- ------------------ ---------------------
INVESTMENT INCOME:
     Dividends                                $ 956,689                 $ --           $ 89,375           $ 5,667,807
                                           --------------- -------------------- ------------------ ---------------------
EXPENSES:
     Mortality and expense risk
        and other charges                     1,201,741                1,124             74,667             1,985,420
     Administrative charges                      68,870                    2              5,977                 1,368
                                           --------------- -------------------- ------------------ ---------------------
        Total expenses                        1,270,611                1,126             80,644             1,986,788
                                           --------------- -------------------- ------------------ ---------------------
           Net investment income (loss)        (313,922)              (1,126)             8,731             3,681,019
                                           --------------- -------------------- ------------------ ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --                   --                 --                    --
     Realized gains (losses) on sale of
        investments                          (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
           Net realized gains (losses)       (1,295,722)              19,968           (322,395)           (1,563,612)
                                           --------------- -------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                       18,900,946                 (313)           473,865            28,673,404
                                           --------------- -------------------- ------------------ ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                          17,605,224               19,655            151,470            27,109,792
                                           --------------- -------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ 17,291,302             $ 18,529          $ 160,201          $ 30,790,811
                                           =============== ==================== ================== =====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT  MIST LORD ABBETT    MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON
  BOND DEBENTURE GROWTH AND INCOME       MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH
      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT        SUBACCOUNT (a)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 4,481,203       $ 1,530,429           $ 344,073                   $ --                 $ --                  $ --
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         999,436         2,420,397             988,088                  3,593               10,212               408,566
          92,191           189,629              80,685                    306                  848                35,838
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       1,091,627         2,610,026           1,068,773                  3,899               11,060               444,404
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,389,576        (1,079,597)           (724,700)                (3,899)             (11,060)             (444,404)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
              --                --                  --                     --                7,385                    --
         954,869        (9,512,542)         (5,567,525)                   965               11,849              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
         954,869        (9,512,542)         (5,567,525)                   965               19,234              (108,183)
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       3,147,896        30,874,618          18,071,963                 19,386               43,651             2,086,882
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
       4,102,765        21,362,076          12,504,438                 20,351               62,885             1,978,699
---------------- -------------------- ------------------- ---------------------- -------------------- ---------------------
     $ 7,492,341      $ 20,282,479        $ 11,779,738               $ 16,452             $ 51,825           $ 1,534,295
================ ==================== =================== ====================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                MIST METLIFE    MIST METLIFE         MIST METLIFE MIST MFS EMERGING
                                           BALANCED STRATEGY GROWTH STRATEGY    MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ----------------- ------------------ ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 513,173       $ 396,083            $ 375,244       $ 1,173,265
                                           ----------------- ------------------ ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        and other charges                            436,756         411,684              276,458         1,744,438
     Administrative charges                           35,794          33,370               22,499           148,234
                                           ----------------- ------------------ ----------------- --------------------
        Total expenses                               472,550         445,054              298,957         1,892,672
                                           ----------------- ------------------ ----------------- --------------------
           Net investment income (loss)               40,623         (48,971)              76,287          (719,407)
                                           ----------------- ------------------ ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --              --                   --                --
     Realized gains (losses) on sale of
        investments                                  726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
           Net realized gains (losses)               726,119       1,116,501              371,000          (753,108)
                                           ----------------- ------------------ ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                             1,822,350       1,639,449            1,067,659        21,914,501
                                           ----------------- ------------------ ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                2,548,469       2,755,950            1,438,659        21,161,393
                                           ----------------- ------------------ ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 2,589,092     $ 2,706,979          $ 1,514,946      $ 20,441,986
                                           ================= ================== ================= ====================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                         MIST MORGAN                                     MIST PIMCO
MIST MFS RESEARCH    STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO
    INTERNATIONAL             GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN MIST PIONEER FUND
       SUBACCOUNT         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT        SUBACCOUNT
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 1,246,657           $ 20,330             $ 2,151,669            $ 2,792,955 $ 16,372,764         $ 435,428
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,134,758            285,557               3,998,177              1,757,534    7,068,534           592,905
           91,037             25,304                  34,100                124,431      552,210            49,726
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        1,225,795            310,861               4,032,277              1,881,965    7,620,744           642,631
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
           20,862           (290,531)             (1,880,608)               910,990    8,752,020          (207,203)
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
               --                 --                      --              2,937,743    2,470,015                --
       (6,143,246)           179,082             (14,461,639)             1,553,112   11,255,529           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       (6,143,246)           179,082             (14,461,639)             4,490,855   13,725,544           836,067
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
       12,019,334          4,588,606              39,193,512              1,161,769    5,170,879         5,715,899
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
        5,876,088          4,767,688              24,731,873              5,652,624   18,896,423         6,551,966
-------------------- ------------------ ----------------------- ------------------- ------------ --------------------
      $ 5,896,950        $ 4,477,157            $ 22,851,265            $ 6,563,614 $ 27,648,443       $ 6,344,763
==================== ================== ======================= =================== ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MIST PIONEER       MIST RCM    MIST SSGA GROWTH MIST SSGA GROWTH
                                           STRATEGIC INCOME     TECHNOLOGY      AND INCOME ETF              ETF
                                                 SUBACCOUNT SUBACCOUNT (a)          SUBACCOUNT       SUBACCOUNT
                                           ---------------- ----------------- ---------------- -------------------
INVESTMENT INCOME:
     Dividends                                 $ 13,379,846           $ --         $ 1,657,824      $ 2,252,825
                                           ---------------- ----------------- ---------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                         4,013,101         29,082           1,516,339        1,842,110
     Administrative charges                         354,030          2,454                  --               --
                                           ---------------- ----------------- ---------------- -------------------
        Total expenses                            4,367,131         31,536           1,516,339        1,842,110
                                           ---------------- ----------------- ---------------- -------------------
           Net investment income (loss)           9,012,715        (31,536)            141,485          410,715
                                           ---------------- ----------------- ---------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                         --             --               5,787               --
     Realized gains (losses) on sale of
        investments                               6,147,021          1,028             388,907         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
           Net realized gains (losses)            6,147,021          1,028             394,694         (449,603)
                                           ---------------- ----------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                           10,241,708        473,487          12,093,535       17,863,262
                                           ---------------- ----------------- ---------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              16,388,729        474,515          12,488,229       17,413,659
                                           ---------------- ----------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations              $ 25,401,444      $ 442,979        $ 12,629,714     $ 17,824,374
                                           ================ ================= ================ ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                               MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN           MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
              $ --          $ 1,752,061               $ --        $ 3,507,100                     $ --          $ 4,595,874
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            50,629            2,114,371             52,512          3,423,352                   27,094            1,399,570
             4,301              120,143              4,159            321,031                    1,949                  158
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            54,930            2,234,514             56,671          3,744,383                   29,043            1,399,728
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           (54,930)            (482,453)           (56,671)          (237,283)                 (29,043)           3,196,146
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
                --                   --                 --                 --                       --                   --
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
            72,787           (6,045,410)          (105,862)        10,953,834                   61,264              740,234
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           657,273           30,878,171            729,192         15,994,272                  271,030            2,005,415
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
           730,060           24,832,761            623,330         26,948,106                  332,294            2,745,649
--------------------- -------------------- ------------------ ------------------ ------------------------ -----------------
         $ 675,130         $ 24,350,308          $ 566,659       $ 26,710,823                $ 303,251          $ 5,941,795
===================== ==================== ================== ================== ======================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                               MSF BLACKROCK    MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH      BOND INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------- ------------- ------------------
INVESTMENT INCOME:
     Dividends                                          $ --     $ 12,169,056   $ 5,241,574       $ 151,630
                                           -------------------- ------------- ------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                          1,503,159        4,486,849     3,307,355         305,524
     Administrative charges                          148,890          345,840        16,684          24,642
                                           -------------------- ------------- ------------- ------------------
        Total expenses                             1,652,049        4,832,689     3,324,039         330,166
                                           -------------------- ------------- ------------- ------------------
           Net investment income (loss)           (1,652,049)       7,336,367     1,917,535        (178,536)
                                           -------------------- ------------- ------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --               --            --              --
     Realized gains (losses) on sale of
        investments                                  (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
           Net realized gains (losses)               (59,363)       2,350,622       817,530        (998,742)
                                           -------------------- ------------- ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            15,653,436       10,231,821    17,884,729       2,312,362
                                           -------------------- ------------- ------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               15,594,073       12,582,443    18,702,259       1,313,620
                                           -------------------- ------------- ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 13,942,024     $ 19,918,810  $ 20,619,794     $ 1,135,084
                                           ==================== ============= ============= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 596,997         $ 29,880            $ 452,328     $ 1,524,398              $ 258,847                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,285,441        6,256,816              680,167       1,455,650                790,102                8,517
         282,508          505,548               52,971         121,633                 84,027                  705
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,567,949        6,762,364              733,138       1,577,283                874,129                9,222
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,970,952)      (6,732,484)            (280,810)        (52,885)              (615,282)              (9,222)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      12,693,487               --           (1,564,928)     (8,774,890)              (654,199)              16,996
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      31,968,972               --            6,136,053      20,494,542              6,231,428              112,778
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      44,662,459               --            4,571,125      11,719,652              5,577,229              129,774
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
    $ 41,691,507     $ (6,732,484)         $ 4,290,315    $ 11,666,767            $ 4,961,947            $ 120,552
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              MSF
                                                                  MET/DIMENSIONAL                              MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL              MSF METLIFE    CONSERVATIVE
                                             MID CAP VALUE                COMPANY    AGGRESSIVE ALLOCATION      ALLOCATION
                                            SUBACCOUNT (a)             SUBACCOUNT               SUBACCOUNT      SUBACCOUNT
                                           ------------------ ---------------------- ------------------------ ------------
INVESTMENT INCOME:
     Dividends                                        $ --                  $ 941                $ 588,629     $ 1,370,303
                                           ------------------ ---------------------- ------------------------ ------------
EXPENSES:
     Mortality and expense risk
        and other charges                           23,632                  1,439                  648,265         556,004
     Administrative charges                          2,273                    104                    8,221          34,693
                                           ------------------ --- ------------------ ------------------------ ------------
        Total expenses                              25,905                  1,543                  656,486         590,697
                                           ------------------ --- ------------------ ------------------------ ------------
           Net investment income (loss)            (25,905)                  (602)                 (67,857)        779,606
                                           ------------------ --- ------------------ ------------------------ ------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        --                  3,580                       --              --
     Realized gains (losses) on sale of
        investments                                (10,152)                   289               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
           Net realized gains (losses)             (10,152)                 3,869               (2,951,058)        705,709
                                           ------------------ --- ------------------ ------------------------ ------------
     Change in unrealized gains (losses)
        on investments                             164,008                 15,221                9,926,030       1,401,830
                                           ------------------ --- ------------------ ------------------------ ------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                153,856                 19,090                6,974,972       2,107,539
                                           ------------------ --- ------------------ ------------------------ ------------
     Net increase (decrease) in net assets
        resulting from operations                $ 127,951               $ 18,488              $ 6,907,115     $ 2,887,145
                                           ================== ====================== ======================== ============

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

        MSF METLIFE                                                        MSF METLIFE
    CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN
         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 3,081,800           $ 68,281           $ 10,729,652              $ 7,632,872         $ 14,684,007     $ 17,746,859
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,141,825             84,942              5,089,733                4,138,709           15,625,774        8,615,549
             27,561                 --                 57,734                   28,555              608,568          705,855
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,169,386             84,942              5,147,467                4,167,264           16,234,342        9,321,404
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          1,912,414            (16,661)             5,582,185                3,465,608           (1,550,335)       8,425,455
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
                 --              8,607                     --                       --                   --               --
           (106,705)           (66,379)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
           (106,705)           (57,772)            (5,424,426)             (10,265,456)          18,126,276      (16,178,972)
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,774,441          1,577,100             45,896,962               49,819,288           75,716,840       54,558,082
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
          6,667,736          1,519,328             40,472,536               39,553,832           93,843,116       38,379,110
---------------------- ------------------ ---------------------- ------------------------ -------------------- ----------------
        $ 8,580,150        $ 1,502,667           $ 46,054,721             $ 43,019,440         $ 92,292,781     $ 46,804,565
====================== ================== ====================== ======================== ==================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                   MSF NEUBERGER
                                                            MSF MORGAN STANLEY    BERMAN MID CAP    MSF OPPENHEIMER
                                           MSF MFS VALUE            EAFE INDEX             VALUE      GLOBAL EQUITY
                                              SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                           ---------------- --------------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                               $ 1,012,999           $ 2,117,075         $ 152,312        $ 5,462,587
                                           ---------------- --------------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        and other charges                      1,085,107               820,623           272,319          4,978,631
     Administrative charges                       65,879                 1,596            26,624            179,206
                                           ---------------- --------------------- ----------------- ------------------
        Total expenses                         1,150,986               822,219           298,943          5,157,837
                                           ---------------- --------------------- ----------------- ------------------
           Net investment income (loss)         (137,987)            1,294,856          (146,631)           304,750
                                           ---------------- --------------------- ----------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                    --                --                 --
     Realized gains (losses) on sale of
        investments                           (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
           Net realized gains (losses)        (1,903,486)           (7,960,644)         (879,472)        (8,491,313)
                                           ---------------- --------------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                         8,611,346            10,778,394         4,943,695         56,165,206
                                           ---------------- --------------------- ----------------- ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                            6,707,860             2,817,750         4,064,223         47,673,893
                                           ---------------- --------------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations            $ 6,569,873           $ 4,112,606       $ 3,917,592       $ 47,978,643
                                           ================ ===================== ================= ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC   MANAGEMENT U.S.
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES        GOVERNMENT PIONEER VCT BOND
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
     $ 1,188,503             $ 33,549                 $ --               $ 536,035       $ 5,057,825      $ 1,424,714
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,176,058              693,586            1,200,544                  95,005         2,344,294          541,326
           5,427               60,712               56,380                   9,256           176,158           45,444
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
       1,181,485              754,298            1,256,924                 104,261         2,520,452          586,770
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
           7,018             (720,749)          (1,256,924)                431,774         2,537,373          837,944
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
              --                   --                   --                      --           533,204               --
      (4,300,677)            (337,588)             266,597                 141,920           795,676          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      (4,300,677)            (337,588)             266,597                 141,920         1,328,880          798,534
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      27,149,045            7,462,700           27,477,353                 333,475         4,253,524          408,300
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
      22,848,368            7,125,112           27,743,950                 475,395         5,582,404        1,206,834
------------------- -------------------- -------------------- -------------------- ----------------- ----------------
    $ 22,855,386          $ 6,404,363         $ 26,487,026               $ 907,169       $ 8,119,777      $ 2,044,778
=================== ==================== ==================== ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                           PIONEER VCT CULLEN         PIONEER VCT    PIONEER VCT EQUITY
                                                        VALUE    EMERGING MARKETS                INCOME    PIONEER VCT FUND
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                       $ 82,012            $ 74,286             $ 403,695           $ 310,058
                                           --------------------- ------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        and other charges                             240,502             436,284               339,757             490,768
     Administrative charges                            20,889              36,021                29,434              42,032
                                           --------------------- ------------------- --------------------- -------------------
        Total expenses                                261,391             472,305               369,191             532,800
                                           --------------------- ------------------- --------------------- -------------------
           Net investment income (loss)              (179,379)           (398,019)               34,504            (222,742)
                                           --------------------- ------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                           --                  --                    --                  --
     Realized gains (losses) on sale of
        investments                                  (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)               (154,626)             75,545              (537,299)           (263,207)
                                           --------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                              1,268,462           3,208,447             3,676,195           4,054,540
                                           --------------------- ------------------- --------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 1,113,836           3,283,992             3,138,896           3,791,333
                                           --------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 934,457         $ 2,885,973           $ 3,173,400         $ 3,568,591
                                           ===================== =================== ===================== ===================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      PIONEER VCT          PIONEER VCT
         IBBOTSON    IBBOTSON MODERATE      PIONEER VCT    PIONEER VCT REAL
GROWTH ALLOCATION           ALLOCATION    MID CAP VALUE       ESTATE SHARES    UIF CAPITAL GROWTH    UIF U.S. REAL ESTATE
       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
      $ 4,443,925          $ 3,270,464        $ 379,215           $ 329,438              $ 11,229               $ 439,476
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        4,918,102            2,619,339          687,575             237,273               146,090                 298,121
          349,471              192,802           64,035              20,112                13,553                  30,405
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
        5,267,573            2,812,141          751,610             257,385               159,643                 328,526
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
         (823,648)             458,323         (372,395)             72,053              (148,414)                110,950
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
               --                   --               --                  --                    --                      --
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       (3,959,113)          (1,798,072)      (2,555,443)           (873,404)              414,582              (1,730,114)
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       31,646,629           15,496,939        9,169,920           3,929,720             1,476,000               6,651,015
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
       27,687,516           13,698,867        6,614,477           3,056,316             1,890,582               4,920,901
-------------------- -------------------- ---------------- ------------------- --------------------- -----------------------
     $ 26,863,868         $ 14,157,190      $ 6,242,082         $ 3,128,369           $ 1,742,168             $ 5,031,851
==================== ==================== ================ =================== ===================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                          WELLS FARGO VT
                                                                         SMALL CAP VALUE
                                                                              SUBACCOUNT
                                                                         ------------------
INVESTMENT INCOME:
     Dividends                                                                  $ 60,895
                                                                         ------------------
EXPENSES:
     Mortality and expense risk and other charges                                 49,928
     Administrative charges                                                        3,104
                                                                         ------------------
        Total expenses                                                            53,032
                                                                         ------------------
           Net investment income (loss)                                            7,863
                                                                         ------------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                                                      --
     Realized gains (losses) on sale of investments                             (148,047)
                                                                         ------------------
           Net realized gains (losses)                                          (148,047)
                                                                         ------------------
     Change in unrealized gains (losses) on investments                          722,957
                                                                         ------------------
     Net realized and change in unrealized gains (losses) on investments         574,910
                                                                         ------------------
     Net increase (decrease) in net assets resulting from operations           $ 582,773
                                                                         ==================

(a) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      ALLIANCEBERNSTEIN GLOBAL
                                      ALGER CAPITAL APPRECIATION               THEMATIC GROWTH          AMERICAN FUNDS BOND
                                                      SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                    ------------------------------- ----------------------------- ----------------------------
                                             2010           2009           2010           2009            2010         2009
                                    ---------------- -------------- -------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (67,943)   $   (63,185)   $     3,609    $   (21,101)   $    158,601    $  138,709
  Net realized gains (losses)             178,608       (171,791)        16,193        (84,987)        148,859        41,200
  Change in unrealized gains
     (losses) on investments              280,529      1,524,297        187,540        611,181         103,505       474,040
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                    391,194      1,289,321        207,342        505,093         410,965       653,949
                                    ---------------- -------------- -------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   4,408          2,267         21,300         32,974          55,955        14,031
  Net transfers (including
     fixed account)                      (357,444)        67,417       (197,737)         1,345       3,754,129     5,941,968
  Contract charges                         (1,050)        (1,214)          (580)          (665)         (2,964)       (2,080)
  Transfers for contract benefits
     and terminations                    (381,953)      (203,330)       (78,995)       (86,751)     (1,773,948)     (798,020)
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (736,039)      (134,860)      (256,012)       (53,097)      2,033,172     5,155,899
                                    ---------------- -------------- -------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     (344,845)     1,154,461        (48,670)       451,996       2,444,137     5,809,848
NET ASSETS:
  Beginning of year                     4,100,549      2,946,088      1,520,169      1,068,173       8,185,030     2,375,182
                                    ---------------- -------------- -------------- -------------- --------------- ------------
  End of year                       $   3,755,704    $ 4,100,549    $ 1,471,499    $ 1,520,169    $ 10,629,167    $8,185,030
                                    ================ ============== ============== ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
    AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
----------------------------------- ----------------------------- --------------------------------- -------------------------------
           2010             2009           2010           2009             2010             2009             2010           2009
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
  $    (553,855)   $    (605,821)   $    12,756    $   (27,481)   $  (4,409,605)   $  (4,220,102)   $  (1,337,358)   $   (791,102)
      1,589,140       (6,576,880)       135,530        (75,814)      (7,054,805)     (24,705,289)      (6,247,668)    (17,517,477)
     16,984,169       69,579,164      1,093,615      1,073,599       74,184,062      146,571,824       38,539,941     106,008,565
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     18,019,454       62,396,463      1,241,901        970,304       62,719,652      117,646,433       30,954,915      87,699,986
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
      2,967,600        2,103,180        124,190         69,989        4,821,057        3,589,929        2,328,241       1,710,990
       (945,643)      (3,187,187)     2,229,718      3,249,242       (5,045,713)      (3,206,464)      (5,916,364)     (4,005,829)
        (47,313)         (53,372)        (2,667)        (1,218)        (101,298)        (111,683)         (84,979)        (98,634)
    (25,903,531)     (20,898,203)      (631,687)      (294,260)     (55,421,309)     (37,939,209)     (45,318,500)    (35,638,924)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
    (23,928,887)     (22,035,582)     1,719,554      3,023,753      (55,747,263)     (37,667,427)     (48,991,602)    (38,032,397)
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
     (5,909,433)      40,360,881      2,961,455      3,994,057        6,972,389       79,979,006      (18,036,687)     49,667,589
    212,149,219      171,788,338      5,011,389      1,017,332      421,186,273      341,207,267      376,941,251     327,273,662
------------------ ---------------- -------------- -------------- ---------------- ---------------- ---------------- --------------
$   206,239,786    $ 212,149,219    $ 7,972,844    $ 5,011,389    $ 428,158,662    $ 421,186,273    $ 358,904,564    $376,941,251
================== ================ ============== ============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    CREDIT SUISSE TRUST INTERNATIONAL                                DREYFUS SOCIALLY RESPONSIBLE
                                                      EQUITY FLEX III  DELAWARE VIP SMALL CAP VALUE                        GROWTH
                                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ----------------------------- -----------------------------
                                             2010             2009 (a)         2010            2009        2010              2009
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (21,751)   $         (1,224) $   (130,980)    $   (62,752) $   (7,384)   $       (7,445)
  Net realized gains (losses)                 289                  13       451,019        (963,011)     16,694            (8,612)
  Change in unrealized gains
     (losses) on investments              141,267              11,945     5,580,834       6,093,453      60,428           167,504
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    119,805              10,734     5,900,873       5,067,690      69,738           151,447
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   1,272                  53       872,920         768,029          --                --
  Net transfers (including
     fixed account)                       105,457           1,164,922      (481,332)     (1,112,736)    (81,587)           17,405
  Contract charges                           (297)                 --        (1,729)         (4,072)       (192)             (188)
  Transfers for contract benefits
     and terminations                     (62,706)            (59,575)   (3,036,505)     (2,272,700)    (25,252)          (24,169)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               43,726           1,105,400    (2,646,646)     (2,621,479)   (107,031)           (6,952)
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
     Net increase (decrease)
       in net assets                      163,531           1,116,134     3,254,227       2,446,211     (37,293)          144,495
NET ASSETS:
  Beginning of year                     1,116,134                  --    21,004,334      18,558,123     639,903           495,408
                                    ---------------- ----------------- --------------- ------------- ------------- ---------------
  End of year                       $   1,279,665    $      1,116,134  $ 24,258,561    $ 21,004,334  $  602,610    $      639,903
                                    ================ ================= =============== ============= ============= ===============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                 DWSII DREMAN SMALL MID CAP
          DWSI CAPITAL GROWTH              DWSI HEALTH CARE                           VALUE       DWSII GLOBAL THEMATIC
                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
-------------------------------- ----------------------------- ------------------------------- ---------------------------
         2010            2009           2010           2009            2010            2009           2010         2009
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$    (135,094)   $    (84,745)   $   (58,266)   $   (26,049)   $   (108,399)   $    (25,909)   $   (61,703)   $  (31,200)
      104,944        (428,918)       167,558       (328,200)     (1,016,153)     (1,775,916)      (509,135)     (963,630)
    1,274,089       2,567,860         52,984        876,549       3,059,457       4,133,959      1,020,140     2,464,090
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    1,243,939       2,054,197        162,276        522,300       1,934,905       2,332,134        449,302     1,469,260
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
       73,503          45,060          7,171         18,171          83,912          25,171         67,455        15,288
     (433,247)        (22,283)        43,452       (692,774)       (846,445)       (416,275)      (287,372)     (220,460)
       (3,356)         (3,801)          (971)        (1,130)         (2,872)         (3,132)        (1,198)       (1,306)
   (1,422,186)     (1,241,898)      (293,505)      (296,064)     (1,370,822)       (818,717)      (524,105)     (305,950)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
   (1,785,286)     (1,222,922)      (243,853)      (971,797)     (2,136,227)     (1,212,953)      (745,220)     (512,428)
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     (541,347)        831,275        (81,577)      (449,497)       (201,322)      1,119,181       (295,918)      956,832
   10,469,508       9,638,233      3,035,975      3,485,472      10,898,028       9,778,847      5,030,435     4,073,603
---------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   9,928,161    $ 10,469,508    $ 2,954,398    $ 3,035,975    $ 10,696,706    $ 10,898,028    $ 4,734,517    $5,030,435
================ =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       DWSII GOVERNMENT & AGENCY                                      FIDELITY VIP DYNAMIC CAPITAL
                                                     SECURITIES            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- --------------------------------- --------------- -------------
                                             2010           2009             2010             2009            2010            2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   149,344    $   189,586    $  (1,345,055)   $    (790,112)   $    (33,033)   $    (34,337)
  Net realized gains (losses)              84,828         78,507       (9,343,310)     (16,708,345)        (20,001)       (129,793)
  Change in unrealized gains
     (losses) on investments               25,839        114,010       46,170,351       82,793,336         401,913         818,618
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    260,011        382,103       35,481,986       65,294,879         348,879         654,488
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,255         27,127        9,051,278        8,923,870          76,315          37,546
  Net transfers (including
     fixed account)                       279,407        (97,347)      (4,642,818)        (716,148)        (70,924)        (52,568)
  Contract charges                         (1,723)        (2,004)        (108,165)        (120,314)           (329)           (821)
  Transfers for contract benefits
     and terminations                  (1,262,143)    (1,661,665)     (32,813,557)     (20,640,415)       (551,681)       (170,595)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (924,204)    (1,733,889)     (28,513,262)     (12,553,007)       (546,619)       (186,438)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                     (664,193)    (1,351,786)       6,968,724       52,741,872        (197,740)        468,050
NET ASSETS:
  Beginning of year                     6,311,542      7,663,328      257,127,712      204,385,840       2,578,968       2,110,918
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   5,647,349    $ 6,311,542    $ 264,096,436    $ 257,127,712    $  2,381,228    $  2,578,968
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                          FTVIPT FRANKLIN INCOME
      FIDELITY VIP EQUITY-INCOME        FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP                    SECURITIES
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -----------------------------
           2010             2009            2010            2009             2010             2009            2010          2009
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
  $   1,179,009    $   2,261,962    $  1,802,923    $  1,919,395    $  (4,341,387)   $  (2,749,317)   $  2,074,598    $1,994,625
     (9,599,328)     (10,652,547)       (936,703)     (1,567,583)       1,199,869      (11,541,600)       (489,543)   (1,539,514)
     37,415,691       62,113,756       2,664,156       9,420,622       78,337,317       96,991,411       3,049,873     9,278,014
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     28,995,372       53,723,171       3,530,376       9,772,434       75,195,799       82,700,494       4,634,928     9,733,125
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
      9,274,991       10,893,760         672,972       1,168,468       12,046,193       11,429,630         110,583       122,335
     (6,948,273)      (6,636,933)     (1,065,600)       (154,405)      (1,759,264)      (4,886,037)      9,575,080    10,654,161
       (206,359)        (221,912)        (25,380)        (27,334)        (136,971)        (139,312)         (8,693)       (6,415)
    (33,839,062)     (17,175,039)     (5,779,988)     (3,059,687)     (37,193,377)     (22,453,024)     (7,410,756)   (3,829,278)
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
    (31,718,703)     (13,140,124)     (6,197,996)     (2,072,958)     (27,043,419)     (16,048,743)      2,266,214     6,940,803
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
     (2,723,331)      40,583,047      (2,667,620)      7,699,476       48,152,380       66,651,751       6,901,142    16,673,928
    240,102,941      199,519,894      31,480,724      23,781,248      298,753,019      232,101,268      41,814,022    25,140,094
------------------ ---------------- --------------- --------------- ---------------- ---------------- --------------- -------------
$   237,379,610    $ 240,102,941    $ 28,813,104    $ 31,480,724    $ 346,905,399    $ 298,753,019    $ 48,715,164    $41,814,022
================== ================ =============== =============== ================ ================ =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP
                                              DIVIDENDS SECURITIES              GROWTH SECURITIES  FTVIPT MUTUAL SHARES SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                              2010            2009          2010             2009          2010               2009
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (75,452)   $    (96,356) $   (767,521)   $    (666,739) $    (52,010)      $    122,795
  Net realized gains (losses)              (31,739)     (1,416,329)     (262,490)      (2,917,638)   (1,236,788)        (3,008,444)
  Change in unrealized gains
     (losses) on investments             3,803,693       4,327,402    10,869,222       16,747,645     5,408,439         12,517,371
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,696,502       2,814,717     9,839,211       13,163,268     4,119,641          9,631,722
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   51,957         114,740       410,085          493,680       197,889            181,390
  Net transfers (including
     fixed account)                         75,355      (1,057,711)   (2,495,182)       1,140,202      (797,152)           193,954
  Contract charges                          (8,410)         (9,196)      (16,997)         (18,154)      (18,697)           (20,435)
  Transfers for contract benefits
     and terminations                   (2,181,030)     (1,985,005)   (5,680,195)      (3,163,976)   (6,736,973)        (5,103,719)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,062,128)     (2,937,172)   (7,782,289)      (1,548,248)   (7,354,933)        (4,748,810)
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     1,634,374        (122,455)    2,056,922       11,615,020    (3,235,292)         4,882,912
NET ASSETS:
  Beginning of year                     21,564,888      21,687,343    44,113,405       32,498,385    50,121,663         45,238,751
                                    ----------------- ------------- --------------- -------------- --------------- ----------------
  End of year                       $   23,199,262    $ 21,564,888  $ 46,170,327    $  44,113,405  $ 46,886,371       $ 50,121,663
                                    ================= ============= =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON DEVELOPING          FTVIPT TEMPLETON FOREIGN         FTVIPT TEMPLETON GROWTH
            MARKETS SECURITIES                        SECURITIES                     SECURITIES     INVESCO V.I. DIVIDEND GROWTH
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
          2010            2009             2010             2009            2010            2009           2010             2009
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
   $   119,566    $    630,060    $     116,444    $   1,984,994    $    (71,685)   $    413,275    $   (12,149)   $      (8,245)
      (589,746)     (1,809,059)      (1,627,120)      (1,536,102)     (1,309,781)     (2,348,467)       (10,784)         (41,581)
     5,062,261      13,249,671        9,126,821       38,123,807       2,692,161       8,945,989        182,488          498,780
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     4,592,081      12,070,672        7,616,145       38,572,699       1,310,695       7,010,797        159,555          448,954
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     1,862,750       1,963,269        1,977,952        1,930,577          38,179         135,958         10,000              200
      (961,536)      2,242,506       (2,529,871)      (4,329,483)       (702,868)       (229,946)       (39,550)         147,897
       (18,524)        (18,675)         (35,176)         (41,237)        (12,926)        (15,114)          (224)            (257)
    (2,619,177)     (1,763,389)     (17,443,287)     (13,483,049)     (3,859,761)     (2,712,248)      (379,840)        (301,578)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
    (1,736,487)      2,423,711      (18,030,382)     (15,923,192)     (4,537,376)     (2,821,350)      (409,614)        (153,738)
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
     2,855,594      14,494,383      (10,414,237)      22,649,507      (3,226,681)      4,189,447       (250,059)         295,216
    31,239,521      16,745,138      144,240,071      121,590,564      30,735,098      26,545,651      2,276,427        1,981,211
----------------- --------------- ---------------- ---------------- --------------- --------------- -------------- ----------------
$   34,095,115    $ 31,239,521    $ 133,825,834    $ 144,240,071    $ 27,508,417    $ 30,735,098    $ 2,026,368    $   2,276,427
================= =============== ================ ================ =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                     INVESCO V.I. VAN KAMPEN
                                      INVESCO V.I. S&P 500 INDEX        INVESCO V.I. UTILITIES                CAPITAL GROWTH
                                                      SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- ----------------------------- -----------------------------
                                             2010           2009           2010           2009            2010          2009
                                    ---------------- -------------- -------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (25,000)   $    30,080    $    41,804    $    69,771    $  (271,143)    $  (241,299)
  Net realized gains (losses)             (14,696)      (110,424)      (145,542)      (276,951)        301,473       (776,417)
  Change in unrealized gains
     (losses) on investments              857,398      1,433,544        196,988        504,389       2,322,098      7,384,771
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    817,702      1,353,200         93,250        297,209       2,352,428      6,367,055
                                    ---------------- -------------- -------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  60,311         27,898          5,440         11,514           4,917         13,943
  Net transfers (including
     fixed account)                      (208,025)       209,799        (79,196)      (274,674)       (710,156)      (403,716)
  Contract charges                           (932)        (1,040)          (796)          (935)         (4,588)        (5,062)
  Transfers for contract benefits
     and terminations                    (356,458)      (196,050)      (394,411)      (322,570)     (2,221,200)    (1,278,462)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (505,104)        40,607       (468,963)      (586,665)     (2,931,027)    (1,673,297)
                                    ---------------- -------------- -------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                      312,598      1,393,807       (375,713)      (289,456)       (578,599)     4,693,758
NET ASSETS:
  Beginning of year                     7,067,118      5,673,311      2,716,233      3,005,689      15,653,524     10,959,766
                                    ---------------- -------------- -------------- -------------- --------------- -------------
  End of year                       $   7,379,716    $ 7,067,118    $ 2,340,520    $ 2,716,233    $ 15,074,925    $15,653,524
                                    ================ ============== ============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

         INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN           INVESCO V.I. VAN KAMPEN
               EQUITY AND INCOME                    GOVERNMENT                 GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- ------------------------------
           2010             2009          2010            2009             2010             2009            2010             2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    $   490,211    $   1,557,654  $   (448,415)   $  1,502,603    $  (2,043,580)   $   2,572,645    $    (15,168)   $     177,681
        279,311       (5,413,388)     (122,264)       (284,663)        (395,317)      (6,266,645)       (778,087)      (1,851,398)
     12,898,906       28,392,647     1,508,583      (1,508,004)      14,938,113       29,356,135       2,062,178        4,160,466
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     13,668,428       24,536,913       937,904        (290,064)      12,499,216       25,662,135       1,268,923        2,486,749
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
        634,758          486,817        40,327          32,415          396,616          466,185              60               10
        315,946       (3,462,561)    1,717,907       2,404,293       (1,862,736)      (4,108,032)       (205,895)        (296,311)
        (50,156)         (54,617)       (5,155)         (6,351)         (60,861)         (70,142)         (2,498)          (2,996)
    (17,253,123)     (16,085,834)   (5,932,756)     (7,128,617)     (21,817,902)     (17,834,557)     (1,635,459)      (1,813,078)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
    (16,352,575)     (19,116,195)   (4,179,677)     (4,698,260)     (23,344,883)     (21,546,546)     (1,843,792)      (2,112,375)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
     (2,684,147)       5,420,718    (3,241,773)     (4,988,324)     (10,845,667)       4,115,589        (574,869)         374,374
    148,131,048      142,710,330    30,860,900      35,849,224      141,710,332      137,594,743      10,792,318       10,417,944
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- --------------
$   145,446,901    $ 148,131,048  $ 27,619,127    $ 30,860,900    $ 130,864,665    $ 141,710,332    $ 10,217,449    $  10,792,318
================== ============== =============== =============== ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                            JANUS ASPEN ENTERPRISE    JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- -------------- ----------------- ----------------------------
                                              2010            2009           2010              2009            2010          2009
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (254,074)   $   (237,418)   $  (123,391)   $     (101,616)   $   (642,053)   $  (574,081)
  Net realized gains (losses)              258,482        (724,584)       181,469          (244,032)      1,861,041      1,013,290
  Change in unrealized gains
     (losses) on investments             3,508,107       6,330,570      1,396,758         2,947,239      16,334,161     33,888,245
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,512,515       5,368,568      1,454,836         2,601,591      17,553,149     34,327,454
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  278,120         374,347         49,294            13,205       4,585,655      4,554,697
  Net transfers (including
     fixed account)                       (621,135)       (724,842)       231,422           485,712      (1,781,746)       691,509
  Contract charges                          (4,402)         (5,404)        (3,385)           (3,683)        (54,064)       (54,179)
  Transfers for contract benefits
     and terminations                   (2,734,299)     (1,764,183)      (995,673)         (655,431)     (8,224,948)    (5,509,534)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (3,081,716)     (2,120,082)      (718,342)         (160,197)     (5,475,103)      (317,507)
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                       430,799       3,248,486        736,494         2,441,394      12,078,046     34,009,947
NET ASSETS:
  Beginning of year                     17,035,938      13,787,452      7,376,909         4,935,515      79,311,843     45,301,896
                                    ----------------- --------------- -------------- ----------------- --------------- ------------
  End of year                       $   17,466,737    $ 17,035,938    $ 8,113,403    $    7,376,909    $ 91,389,889    $79,311,843
                                    ================= =============== ============== ================= =============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                   LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
       JANUS ASPEN WORLDWIDE                 AGGRESSIVE GROWTH                      APPRECIATION                         CAPITAL
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
---------------- -------------- --------------------------------- --------------------------------- -------------------------------
         2010           2009             2010             2009             2010             2009             2010           2009
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  $    (1,282)   $     6,345    $  (6,928,070)   $  (7,051,093)   $    (334,010)   $   2,090,272    $  (1,176,713)   $ (1,344,358)
        1,309        (75,022)       6,702,148      (17,861,687)      (3,121,686)     (30,028,463)      (6,452,833)    (12,702,092)
      148,399        381,968       98,338,740      149,132,490       47,745,051      106,224,694       17,320,180      46,179,122
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      148,426        313,291       98,112,818      124,219,710       44,289,355       78,286,503        9,690,634      32,132,672
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
      113,232        121,118        4,376,295        5,542,412        2,519,840        2,600,191            6,908           8,676
        1,668        (79,484)     (23,295,488)     (20,163,235)      (5,316,150)     (11,998,752)      (2,944,584)     (6,336,360)
          (27)          (193)        (333,658)        (371,456)        (305,519)        (342,983)         (32,181)        (35,240)
     (271,965)      (206,698)     (67,160,753)     (51,924,996)     (64,837,341)     (58,044,381)     (13,053,103)    (10,767,950)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     (157,092)      (165,257)     (86,413,604)     (66,917,275)     (67,939,170)     (67,785,925)     (16,022,960)    (17,130,874)
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
       (8,666)       148,034       11,699,214       57,302,435      (23,649,815)      10,500,578       (6,332,326)     15,001,798
    1,081,304        933,270      486,236,715      428,934,280      463,631,605      453,131,027      110,062,798      95,061,000
---------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$   1,072,638    $ 1,081,304    $ 497,935,929    $ 486,236,715    $ 439,981,790    $ 463,631,605    $ 103,730,472    $110,062,798
================ ============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY             EQUITY INCOME BUILDER     FUNDAMENTAL ALL CAP VALUE
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
-                                    --------------------------------- ------------------------------- -----------------------------
                                              2010            2009             2010             2009           2010           2009
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   415,326    $    139,711    $   2,352,892    $   1,602,729  $     377,499    $ (1,084,649)
  Net realized gains (losses)             (952,727)     (2,302,035)      (7,969,898)     (14,524,548)   (11,642,764)    (34,264,282)
  Change in unrealized gains
     (losses) on investments             3,962,276       8,948,351       17,833,567       36,785,072     74,789,279     144,706,434
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   3,424,875       6,786,027       12,216,561       23,863,253     63,524,014     109,357,503
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  164,629         219,993          548,275          768,503      4,198,098       5,068,079
  Net transfers (including
     fixed account)                       (360,434)       (933,717)      (2,773,703)      (5,254,861)   (14,791,603)    (20,340,485)
  Contract charges                         (31,487)        (35,116)         (43,461)         (47,584)      (250,114)       (295,178)
  Transfers for contract benefits
     and terminations                   (7,204,110)     (4,884,975)     (16,535,047)     (13,628,806)   (69,064,385)    (56,687,701)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,431,402)     (5,633,815)     (18,803,936)     (18,162,748)   (79,908,004)    (72,255,285)
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                    (4,006,527)      1,152,212       (6,587,375)       5,700,505    (16,383,990)     37,102,218
NET ASSETS:
  Beginning of year                     39,911,756      38,759,544      137,170,481      131,469,976    494,512,064     457,409,846
                                    ----------------- --------------- ---------------- -------------- ---------------- -------------
  End of year                       $   35,905,229    $ 39,911,756    $ 130,583,106    $ 137,170,481  $ 478,128,074    $494,512,064
                                    ================= =============== ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                LARGE CAP GROWTH                   LARGE CAP VALUE                     MID CAP CORE               SMALL CAP GROWTH
                      SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- -------------------------------- -----------------------------
           2010             2009             2010             2009             2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$    (1,910,433)   $  (1,701,740)   $   2,307,149    $     685,081    $  (1,008,291)   $   (712,816)   $  (1,101,010)    $ (983,278)
      1,335,252       (4,162,966)      (7,356,198)     (14,240,352)      (1,361,702)     (4,817,934)        (608,442)    (4,191,230)
      9,765,605       47,784,748       16,477,195       46,249,821       13,365,732      22,148,353       15,605,574     25,432,378
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      9,190,424       41,920,042       11,428,146       32,694,550       10,995,739      16,617,603       13,896,122     20,257,870
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
      1,002,807          969,736        1,545,647        1,516,788          153,503         181,097          894,313        972,776
     (4,356,786)      (5,377,553)      (4,028,645)      (5,165,234)      (2,625,336)     (2,694,717)      (2,245,630)      (254,063)
        (53,388)         (63,731)         (98,153)        (113,847)         (28,181)        (32,020)         (27,674)       (30,235)
    (18,730,342)     (15,160,894)     (24,793,828)     (22,376,338)     (10,185,291)     (6,750,987)      (9,501,235)    (6,371,456)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (22,137,709)     (19,632,442)     (27,374,979)     (26,138,631)     (12,685,305)     (9,296,627)     (10,880,226)    (5,682,978)
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
    (12,947,285)      22,287,600      (15,946,833)       6,555,919       (1,689,566)      7,320,976        3,015,896     14,574,892
    137,942,475      115,654,875      172,680,085      166,124,166       62,841,873      55,520,897       68,494,048     53,919,156
------------------ ---------------- ---------------- ---------------- ---------------- --------------- ---------------- ------------
$   124,995,190    $ 137,942,475    $ 156,733,252    $ 172,680,085    $  61,152,307    $ 62,841,873    $  71,509,944    $68,494,048
================== ================ ================ ================ ================ =============== ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      LMPVET GLOBAL CURRENTS VARIABLE  LMPVET INVESTMENT COUNSEL VARIABLE LMPVET VARIABLE LIFESTYLE
                                    INTERNATIONAL ALL CAP OPPORTUNITY                 SOCIAL AWARENESS               ALLOCATION 50%
                                                           SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                    ---------------------------------- -------------------------------- ----------------------------
                                              2010               2009          2010             2009            2010      2009
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  137,214    $      (124,738) $    (12,987)   $     102,706    $  1,397,959   $  3,307,936
  Net realized gains (losses)           (9,747,311)       (12,308,346)     (536,891)      (1,676,548)       (901,195)    (6,644,148)
  Change in unrealized gains
     (losses) on investments            10,484,449         28,306,410     5,831,936       11,411,988      11,231,101     28,756,003
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
        in net assets resulting
        from operations                     874,352         15,873,326     5,282,058        9,838,146      11,727,865    25,419,791
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received

     from contract owners                  744,285          1,013,444     1,365,670        1,664,098         238,219        421,353
  Net transfers (including
     fixed account)                     (1,158,180)        (1,310,696)   (1,562,165)      (1,318,402)       (394,464)    (2,074,026)
  Contract charges                         (55,182)           (67,770)      (46,701)         (53,521)        (63,118)       (71,612)
  Transfers for contract benefits
     and terminations                   (9,746,113)        (8,020,793)   (7,589,733)      (4,566,254)    (17,766,884)   (17,826,389)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (10,215,190)        (8,385,815)   (7,832,929)      (4,274,079)    (17,986,247)   (19,550,674)
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (9,340,838)         7,487,511    (2,550,871)       5,564,067      (6,258,382)     5,869,117
NET ASSETS:
  Beginning of year                     72,976,986         65,489,475    55,656,183       50,092,116     104,008,687     98,139,570
                                    ----------------- ---------------- --------------- ---------------- -------------- -------------
  End of year                       $   63,636,148    $    72,976,986  $ 53,105,312    $  55,656,183    $ 97,750,305   $104,008,687
                                    ================= ================ =============== ================ ============== =============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

     LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE    LMPVIT WESTERN ASSET VARIABLE
                ALLOCATION 70%                  ALLOCATION 85%           ADJUSTABLE RATE INCOME            DIVERSIFIED STRATEGIC
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                INCOME SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- --------------------------------
          2010            2009            2010            2009            2010             2009            2010             2009
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
   $   330,323    $  1,055,046    $     47,580    $    273,649    $   (130,717)   $       1,689    $    624,906    $    1,187,313
    (1,479,910)     (3,894,622)     (1,085,412)     (2,712,191)       (427,547)      (1,237,717)       (594,467)       (1,650,498)
     7,924,246      16,767,233       5,281,628      10,599,302       1,781,177        3,615,554       3,137,491         6,040,840
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
     6,774,659      13,927,657       4,243,796       8,160,760       1,222,913        2,379,526       3,167,930         5,577,655
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
       263,650         404,966         211,257         223,317         260,560          146,166             210            31,283
      (319,430)       (878,539)       (255,067)       (918,880)        916,175          509,089        (712,841)       (1,415,849)
       (57,782)        (64,159)        (43,759)        (47,938)         (4,362)          (4,710)         (7,968)           (9,247)
    (8,594,849)     (7,039,118)     (4,666,357)     (3,591,201)     (2,646,477)      (2,419,377)     (5,436,444)       (4,505,429)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (8,708,411)     (7,576,850)     (4,753,926)     (4,334,702)     (1,474,104)      (1,768,832)     (6,157,043)       (5,899,242)
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
    (1,933,752)      6,350,807        (510,130)      3,826,058        (251,191)         610,694      (2,989,113)         (321,587)
    57,089,042      50,738,235      34,156,185      30,330,127      17,529,423       16,918,729      34,599,462        34,921,049
----------------- --------------- --------------- --------------- --------------- ---------------- --------------- ----------------
$   55,155,290    $ 57,089,042    $ 33,646,055    $ 34,156,185    $ 17,278,232    $  17,529,423    $ 31,610,349    $   34,599,462
================= =============== =============== =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                     LMPVIT WESTERN ASSET VARIABLE   LMPVIT WESTERN ASSET VARIABLE  LMPVIT WESTERN ASSET VARIABLE
                                            GLOBAL HIGH YIELD BOND                     HIGH INCOME                 STRATEGIC BOND
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                    ------------------------------- ------------------------------- ------------------------------
                                              2010            2009           2010             2009          2010             2009
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   929,218    $  1,101,593  $  11,141,132    $  12,878,981  $    287,638    $     859,256
  Net realized gains (losses)             (121,557)     (1,124,277)    (4,651,900)     (13,761,983)     (445,182)      (1,100,885)
  Change in unrealized gains
     (losses) on investments               942,982       5,223,839     13,775,758       60,394,730     3,374,733        5,935,050
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   1,750,643       5,201,155     20,264,990       59,511,728     3,217,189        5,693,421
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   11,095          17,424        474,062          492,931         6,190            7,220
  Net transfers (including
     fixed account)                        390,681       1,163,720     (4,148,966)      (6,744,472)    2,364,797        2,613,984
  Contract charges                          (2,352)         (2,558)       (57,339)         (61,218)       (4,323)          (4,939)
  Transfers for contract benefits
     and terminations                   (2,862,068)     (1,935,342)   (23,000,102)     (17,104,190)   (6,102,616)      (4,288,148)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (2,462,644)       (756,756)   (26,732,345)     (23,416,949)   (3,735,952)      (1,671,883)
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
     Net increase (decrease)
       in net assets                      (712,001)      4,444,399     (6,467,355)      36,094,779      (518,763)       4,021,538
NET ASSETS:
  Beginning of year                     14,895,212      10,450,813    151,238,219      115,143,440    34,243,010       30,221,472
                                    ----------------- ------------- ---------------- -------------- --------------- --------------
  End of year                       $   14,183,211    $ 14,895,212  $ 144,770,864    $ 151,238,219  $ 33,724,247    $  34,243,010
                                    ================= ============= ================ ============== =============== ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
                  ALLOCATION                    ALLOCATION                      ALLOCATION                          INCOME
                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ----------------------------- ------------------------------- -------------------------------
         2010           2009           2010           2009           2010             2009             2010           2009
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$          71    $    (3,537)   $    (3,505)   $    (2,701)   $     5,359    $      (1,999)   $     660,981    $  2,451,214
       25,946         (2,084)         8,068         (3,419)         9,709              257      (10,240,101)    (16,872,998)
      154,922        160,261        185,024        142,000         78,407           60,785       39,348,882      58,842,052
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      180,939        154,640        189,587        135,880         93,475           59,043       29,769,762      44,420,268
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
      367,631        320,557        569,143        304,211        464,242          154,163        3,929,658       4,446,298
    1,052,767        197,687      1,031,506        100,506        301,312          325,211       (4,140,078)     (6,613,857)
          (69)          (224)           (14)          (203)           (90)            (338)        (205,869)       (223,627)
     (311,891)       (31,577)      (309,164)       (38,467)      (266,172)          (8,618)     (24,370,710)    (19,408,271)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,108,438        486,443      1,291,471        366,047        499,292          470,418      (24,786,999)    (21,799,457)
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
    1,289,377        641,083      1,481,058        501,927        592,767          529,461        4,982,763      22,620,811
      966,059        324,976        733,008        231,081        628,194           98,733      261,765,961     239,145,150
---------------- -------------- -------------- -------------- -------------- ---------------- ---------------- --------------
$   2,255,436    $   966,059    $ 2,214,066    $   733,008    $ 1,220,961    $     628,194    $ 266,748,724    $261,765,961
================ ============== ============== ============== ============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                         MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                                                        SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                    ------------------------------- ------------------------------ --------------------------------
                                               2010           2009          2010             2009          2010               2009
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   5,239,599  $   3,942,494  $   (178,625)   $     (68,789) $  5,638,516    $     1,357,013
  Net realized gains (losses)               901,510     (3,320,122)   (3,506,436)      (5,945,472)   (8,036,890)       (12,691,428)
  Change in unrealized gains
     (losses) on investments             10,530,966     33,546,583     9,129,288       14,317,076    13,628,349         33,247,888
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   16,672,075     34,168,955     5,444,227        8,302,815    11,229,975         21,913,473
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 2,877,045      2,835,110       375,376          588,063     2,153,434          3,165,013
  Net transfers (including
     fixed account)                      43,310,938      2,735,589       418,365         (220,275)      523,474           (504,030)
  Contract charges                          (61,010)       (50,803)      (47,566)         (53,613)      (35,012)           (39,919)
  Transfers for contract benefits
     and terminations                   (18,444,043)   (11,868,622)   (7,823,994)      (6,306,936)  (11,668,216)        (8,466,907)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             27,682,930     (6,348,726)   (7,077,819)      (5,992,761)   (9,026,320)        (5,845,843)
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                     44,355,005     27,820,229    (1,633,592)       2,310,054     2,203,655         16,067,630
NET ASSETS:
  Beginning of year                     105,877,776     78,057,547    56,574,643       54,264,589    84,648,075         68,580,445
                                    ---------------- -------------- --------------- -------------- --------------- ----------------
  End of year                       $   150,232,781  $ 105,877,776  $ 54,941,051    $  56,574,643  $ 86,851,730    $    84,648,075
                                    ================ ============== =============== ============== =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                           MIST HARRIS OAKMARK
   MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------- ---------------- -------------------------------
          2010            2009            2010            2009            2010             2009             2010           2009
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
 $    (115,184)   $    (88,882)   $    397,129    $  4,682,379    $   (198,696)   $    (111,953)   $   3,377,101    $ (6,405,206)
       312,797        (912,364)     (4,180,346)    (10,091,158)          7,435         (704,842)     (16,861,264)    (19,418,471)
     2,143,925       3,949,380      15,582,634      36,479,104       2,462,245        2,705,257       54,896,156     209,631,483
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,341,538       2,948,134      11,799,417      31,070,325       2,270,984        1,888,462       41,411,993     183,807,806
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       405,792         442,189       1,183,833       1,113,251         236,824          224,001       18,850,981      21,551,964
     1,475,432         705,191       3,722,593      (1,017,156)      4,174,371        1,005,814      (15,447,126)       (426,999)
        (4,229)         (4,125)        (23,467)        (26,663)         (3,394)          (2,760)        (476,293)       (529,803)
    (1,952,307)     (1,232,508)    (13,797,409)     (7,306,904)     (1,459,461)        (509,413)     (98,948,271)    (42,839,362)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
       (75,312)        (89,253)     (8,914,450)     (7,237,472)      2,948,340          717,642      (96,020,709)    (22,244,200)
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
     2,266,226       2,858,881       2,884,967      23,832,853       5,219,324        2,606,104      (54,608,716)    161,563,606
    13,676,299      10,817,418      86,620,909      62,788,056       8,271,522        5,665,418      617,906,720     456,343,114
----------------- --------------- --------------- --------------- --------------- ---------------- ---------------- --------------
$   15,942,525    $ 13,676,299    $ 89,505,876    $ 86,620,909    $ 13,490,846    $   8,271,522    $ 563,298,004    $617,906,720
================= =============== =============== =============== =============== ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                      MIST LEGG MASON CLEARBRIDGE
                                               MIST LAZARD MID CAP              AGGRESSIVE GROWTH    MIST LEGG MASON VALUE EQUITY
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                    --------------------------------- ------------------------------ -------------------------------
                                              2010            2009          2010             2009           2010             2009
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (313,922)   $    (39,120)   $   (1,126)   $        (556)   $     8,731    $      (7,487)
  Net realized gains (losses)           (1,295,722)     (5,453,218)       19,968           11,965       (322,395)      (1,301,245)
  Change in unrealized gains
     (losses) on investments            18,900,946      29,578,070          (313)          35,410        473,865        2,481,916
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  17,291,302      24,085,732        18,529           46,819        160,201        1,173,184
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,285,313       2,613,232        22,034           32,362         43,089           37,584
  Net transfers (including
     fixed account)                     (1,129,791)     (1,741,861)      266,593           13,680        (81,943)         186,327
  Contract charges                         (43,961)        (51,613)           --              (29)          (502)            (603)
  Transfers for contract benefits
     and terminations                  (14,478,164)     (7,477,909)     (251,037)          (6,822)      (544,980)      (1,450,175)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions           (13,366,603)     (6,658,151)       37,590           39,191       (584,336)      (1,226,867)
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                     3,924,699      17,427,581        56,119           86,010       (424,135)         (53,683)
NET ASSETS:
  Beginning of year                     90,411,267      72,983,686       138,656           52,646      4,295,464        4,349,147
                                    ----------------- --------------- ------------- ---------------- -------------- ----------------
  End of year                       $   94,335,966    $ 90,411,267    $  194,775    $     138,656    $ 3,871,329    $   4,295,464
                                    ================= =============== ============= ================ ============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

       MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND       MIST LORD ABBETT GROWTH AND
                         MARKETS                     DEBENTURE                            INCOME    MIST LORD ABBETT MID CAP VALUE
                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
           2010             2009          2010            2009             2010             2009            2010              2009
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
  $   3,681,019    $   1,720,677  $  3,389,576    $  3,916,408    $  (1,079,597)   $     574,143    $   (724,700)   $      130,939
     (1,563,612)      (5,651,441)      954,869      (1,636,650)      (9,512,542)     (15,335,665)     (5,567,525)       (8,459,967)
     28,673,404       51,705,781     3,147,896      16,963,593       30,874,618       36,121,241      18,071,963        19,719,017
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
     30,790,811       47,775,017     7,492,341      19,243,351       20,282,479       21,359,719      11,779,738        11,389,989
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      4,804,771        5,841,713       625,765         452,683        1,427,815        1,651,942         464,080           358,828
     (4,327,163)      (4,332,251)    1,611,635       2,278,449       (3,624,085)      (2,622,078)     (1,771,771)       (1,779,563)
       (124,043)        (129,077)      (21,004)        (22,052)         (41,598)         (48,861)        (12,756)          (15,016)
    (28,074,301)     (12,276,292)  (10,695,975)     (9,591,221)     (19,772,310)     (15,460,342)     (8,217,077)       (5,007,118)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
    (27,720,736)     (10,895,907)   (8,479,579)     (6,882,141)     (22,010,178)     (16,479,339)     (9,537,524)       (6,442,869)
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
      3,070,075       36,879,110      (987,238)     12,361,210       (1,727,699)       4,880,380       2,242,214         4,947,120
    166,789,133      129,910,023    70,758,842      58,397,632      149,934,901      145,054,521      56,795,766        51,848,646
------------------ -------------- --------------- --------------- ---------------- ---------------- --------------- ---------------
$   169,859,208    $ 166,789,133  $ 69,771,604    $ 70,758,842    $ 148,207,202    $ 149,934,901    $ 59,037,980    $   56,795,766
================== ============== =============== =============== ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                        MIST MET/                                        MIST MET/
                                      EATON VANCE                                        TEMPLETON
                                    FLOATING RATE    MIST MET/FRANKLIN MUTUAL SHARES        GROWTH  MIST METLIFE BALANCED STRATEGY
                                       SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                                    ---------------- -------------------------------- ------------- --------------------------------
                                          2010 (b)             2010          2009          2010 (b)         2010           2009 (c)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $    (3,899)     $  (11,060)     $  (6,635)    $   (444,404) $     40,623    $      (301,342)
  Net realized gains (losses)                  965          19,234            838         (108,183)      726,119            237,772
  Change in unrealized gains
     (losses) on investments                19,386          43,651         85,427        2,086,882     1,822,350          4,710,288
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                      16,452          51,825         79,630        1,534,295     2,589,092          4,646,718
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                       --              --          1,230           51,069       186,086             27,807
  Net transfers (including
     fixed account)                        741,948         242,056        214,583       37,694,044      (127,653)        20,779,948
  Contract charges                             (43)            (80)           (35)         (10,934)       (6,799)            (7,434)
  Transfers for contract benefits
     and terminations                      (33,283)        (78,162)       (19,501)      (2,673,567)   (2,397,193)        (1,181,757)
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions               708,622         163,814        196,277       35,060,612    (2,345,559)        19,618,564
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       725,074         215,639        275,907       36,594,907       243,533         24,265,282
NET ASSETS:
  Beginning of year                             --         530,058        254,151               --    24,265,282                 --
                                    ---------------- ------------------ ------------- ------------- --------------- ----------------
  End of year                          $   725,074      $  745,697      $ 530,058     $ 36,594,907  $ 24,508,815    $    24,265,282
                                    ================ ================== ============= ============= =============== ================

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                       MIST MFS EMERGING MARKETS
  MIST METLIFE GROWTH STRATEGY  MIST METLIFE MODERATE STRATEGY                            EQUITY    MIST MFS RESEARCH INTERNATIONAL
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                         SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- ------------------------------
          2010         2009 (c)         2010           2009 (c)            2010             2009            2010           2009
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
  $    (48,971)   $   (287,582) $     76,287    $     (183,314)   $    (719,407)   $      (9,356)   $     20,862    $ 1,013,029
     1,116,501         251,517       371,000           179,733         (753,108)      (9,293,010)     (6,143,246)   (10,563,967)
     1,639,449       5,018,238     1,067,659         2,565,637       21,914,501       51,948,455      12,019,334     27,743,824
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
     2,706,979       4,982,173     1,514,946         2,562,056       20,441,986       42,646,089       5,896,950     18,192,886
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
        34,397          38,042       388,032           229,967          683,797          344,509         956,246      1,173,880
    (1,418,788)     19,240,050       862,313        12,075,665          804,832        2,379,869      (2,373,941)    (1,790,513)
        (6,654)         (7,208)       (4,724)           (5,082)         (21,605)         (23,252)        (20,945)       (25,292)
    (2,368,445)       (902,598)     (910,419)         (444,565)     (14,615,915)      (8,374,122)    (10,571,750)    (7,634,744)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (3,759,490)     18,368,286       335,202        11,855,985      (13,148,891)      (5,672,996)    (12,010,390)    (8,276,669)
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
    (1,052,511)     23,350,459     1,850,148        14,418,041        7,293,095       36,973,093      (6,113,440)     9,916,217
    23,350,459              --    14,418,041                --      106,330,059       69,356,966      77,964,871     68,048,654
----------------- ------------- --------------- ----------------- ---------------- ---------------- --------------- --------------
$   22,297,948    $ 23,350,459  $ 16,268,189    $   14,418,041    $ 113,623,154    $ 106,330,059    $ 71,851,431    $77,964,871
================= ============= =============== ================= ================ ================ =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                       MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL  MIST PIMCO INFLATION PROTECTED
                                                            GROWTH                    APPRECIATION                            BOND
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    ------------------------------- ------------------------------- -------------------------------
                                              2010            2009           2010             2009           2010             2009
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (290,531)   $   (276,970) $  (1,880,608)   $  (3,650,583) $     910,990    $   1,944,386
  Net realized gains (losses)              179,082      (1,381,216)   (14,461,639)     (15,735,907)     4,490,855          (65,519)
  Change in unrealized gains
     (losses) on investments             4,588,606       8,351,445     39,193,512      125,727,403      1,161,769       12,384,689
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,477,157       6,693,259     22,851,265      106,340,913      6,563,614       14,263,556
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   74,419          59,236      9,960,991       11,807,411      2,299,177        1,973,077
  Net transfers (including
     fixed account)                     (1,963,930)        399,825    (12,052,204)      (5,621,823)    10,623,977       11,450,930
  Contract charges                          (3,188)         (3,622)      (298,027)        (331,667)       (29,860)         (29,677)
  Transfers for contract benefits
     and terminations                   (2,453,671)     (1,861,341)   (47,208,645)     (22,675,479)   (14,085,206)     (12,545,627)
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,346,370)     (1,405,902)   (49,597,885)     (16,821,558)    (1,191,912)         848,703
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
     Net increase (decrease)
       in net assets                       130,787       5,287,357    (26,746,620)      89,519,355      5,371,702       15,112,259
NET ASSETS:
  Beginning of year                     17,892,218      12,604,861    351,416,197      261,896,842    104,939,462       89,827,203
                                    ----------------- ------------- ---------------- -------------- ---------------- --------------
  End of year                       $   18,023,005    $ 17,892,218  $ 324,669,577    $ 351,416,197  $ 110,311,164    $ 104,939,462
                                    ================= ============= ================ ============== ================ ==============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                        MIST RCM
         MIST PIMCO TOTAL RETURN               MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME    TECHNOLOGY
                      SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT    SUBACCOUNT
----------------------------------- ------------------------------- --------------------------------- -------------
           2010             2009            2010            2009             2010             2009       2010 (b)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
  $   8,752,020    $  (3,435,834)   $   (207,203)   $   (139,756)   $   9,012,715    $   5,733,211    $   (31,536)
     13,725,544        3,482,044         836,067        (620,443)       6,147,021         (188,988)         1,028
      5,170,879       46,874,754       5,715,899      10,674,334       10,241,708       50,068,119        473,487
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     27,648,443       46,920,964       6,344,763       9,914,135       25,401,444       55,612,342        442,979
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     11,003,929        5,074,691         588,805         730,485        3,027,694        3,025,381          5,752
     33,073,781      417,280,463        (438,848)     23,026,848       24,677,941       60,557,349      2,391,202
       (105,334)        (109,662)        (26,577)        (30,183)         (70,927)         (73,100)          (801)
    (78,016,479)     (54,406,078)     (6,250,902)     (3,865,309)     (36,081,723)     (25,602,384)      (114,329)
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
    (34,044,103)     367,839,414      (6,127,522)     19,861,841       (8,447,015)      37,907,246      2,281,824
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
     (6,395,660)     414,760,378         217,241      29,775,976       16,954,429       93,519,588      2,724,803
    437,011,528       22,251,150      48,615,076      18,839,100      249,602,835      156,083,247             --
------------------ ---------------- --------------- --------------- ---------------- ---------------- -------------
$   430,615,868    $ 437,011,528    $ 48,832,317    $ 48,615,076    $ 266,557,264    $ 249,602,835    $ 2,724,803
================== ================ =============== =============== ================ ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                MIST SSGA GROWTH AND                                    MIST T. ROWE PRICE MID CAP
                                                          INCOME ETF              MIST SSGA GROWTH ETF                      GROWTH
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- -------------- ------------
                                               2010             2009             2010             2009         2010           2009
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $   141,485    $     992,384    $     410,715    $     876,544  $   (54,930)   $   (31,486)
  Net realized gains (losses)               394,694       (2,255,281)        (449,603)      (2,989,223)      72,787       (127,441)
  Change in unrealized gains
     (losses) on investments             12,093,535       24,831,651       17,863,262       34,332,000      657,273        748,484
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   12,629,714       23,568,754       17,824,374       32,219,321      675,130        589,557
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 5,192,124        5,625,107        7,347,800        9,285,810        7,824         71,177
  Net transfers (including
     fixed account)                      (2,409,553)      (4,402,096)      (6,506,021)      (6,955,257)     556,172        925,351
  Contract charges                         (180,803)        (195,538)        (219,040)        (236,972)        (520)          (505)
  Transfers for contract benefits
     and terminations                   (11,074,725)     (11,908,112)      (9,859,232)      (9,446,385)    (146,989)      (110,975)
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (8,472,957)     (10,880,639)      (9,236,493)      (7,352,804)     416,487        885,048
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
     Net increase (decrease)
       in net assets                      4,156,757       12,688,115        8,587,881       24,866,517    1,091,617      1,474,605
NET ASSETS:
  Beginning of year                     122,341,279      109,653,164      148,328,139      123,461,622    2,536,266      1,061,661
                                    ------------------ ---------------- ---------------- -------------- -------------- ------------
  End of year                       $   126,498,036    $ 122,341,279    $ 156,916,020    $ 148,328,139  $ 3,627,883    $ 2,536,266
                                    ================== ================ ================ ============== ============== ============

(a) For the period December 14, 2009 to December 31, 2009.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period May 4, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                         MORGAN STANLEY CAPITAL
MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH          MIST VAN KAMPEN COMSTOCK                 OPPORTUNITIES
                       SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
------------------------------------ ----------------------------- --------------------------------- -----------------------------
           2010              2009           2010           2009             2010             2009             2010         2009
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
  $    (482,453)   $     (509,689)   $   (56,671)   $   (53,083)   $    (237,283)   $  (2,508,082)   $     (29,043)   $  (20,730)
     (6,045,410)      (10,222,037)      (105,862)      (363,716)      10,953,834        3,522,859           61,264        (3,174)
     30,878,171        40,735,191        729,192      1,412,188       15,994,272       55,307,087          271,030       526,176
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
     24,350,308        30,003,465        566,659        995,389       26,710,823       56,321,864          303,251       502,272
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      4,481,255         5,154,111          7,976          9,364        1,614,932          897,453           18,000         1,200
     (5,742,267)       (5,074,616)      (474,037)       (14,949)      (6,194,380)     197,759,833           56,236        41,974
        (79,851)          (89,548)          (954)        (1,046)        (107,918)        (120,334)            (127)         (126)
    (17,121,282)      (12,549,405)      (372,095)      (201,507)     (33,718,819)     (18,470,317)        (142,618)      (70,086)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
    (18,462,145)      (12,559,458)      (839,110)      (208,138)     (38,406,185)     180,066,635          (68,509)      (27,038)
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
      5,888,163        17,444,007       (272,451)       787,251      (11,695,362)     236,388,499          234,742       475,234
    149,634,615       132,190,608      3,118,333      2,331,082      237,036,843          648,344        1,228,624       753,390
------------------ ----------------- -------------- -------------- ---------------- ---------------- ---------------- ------------
$   155,522,778    $  149,634,615    $ 2,845,882    $ 3,118,333    $ 225,341,481    $ 237,036,843    $   1,463,366    $1,228,624
================== ================= ============== ============== ================ ================ ================ ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                      MSF BARCLAYS CAPITAL AGGREGATE
                                                          BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH     MSF BLACKROCK BOND INCOME
                                                          SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- ------------------------------- ------------------------------
                                             2010               2009           2010             2009           2010           2009
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 3,196,146    $     6,658,550  $  (1,652,049)   $  (1,460,494) $   7,336,367    $ 15,849,758
  Net realized gains (losses)             740,234            117,524        (59,363)      (5,561,733)     2,350,622      (1,318,378)
  Change in unrealized gains
     (losses) on investments            2,005,415         (1,818,067)    15,653,436       47,151,550     10,231,821       8,009,416
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,941,795          4,958,007     13,942,024       40,129,323     19,918,810      22,540,796
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,886,773          4,759,392        987,855        1,007,472      3,217,835       2,837,319
  Net transfers (including
     fixed account)                    (3,027,797)        (4,887,320)    (2,262,501)      (2,001,221)     7,916,248      20,579,435
  Contract charges                        (79,961)          (109,783)       (87,337)        (100,380)      (103,236)       (116,686)
  Transfers for contract benefits
     and terminations                 (20,394,190)       (15,526,500)   (16,065,098)     (12,129,817)   (49,180,996)    (40,944,661)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions          (19,615,175)       (15,764,211)   (17,427,081)     (13,223,946)   (38,150,149)    (17,644,593)
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (13,673,380)       (10,806,204)    (3,485,057)      26,905,377    (18,231,339)      4,896,203
NET ASSETS:
  Beginning of year                   124,909,151        135,715,355    118,461,145       91,555,768    310,155,879     305,259,676
                                    ---------------- ---------------- ---------------- -------------- ---------------- -------------
  End of year                       $ 111,235,771    $   124,909,151  $ 114,976,088    $ 118,461,145  $ 291,924,540    $310,155,879
                                    ================ ================ ================ ============== ================ =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
88

                                                                   MSF BLACKROCK LEGACY LARGE CAP
       MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK LARGE CAP VALUE                            GROWTH   MSF BLACKROCK MONEY MARKET
                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                   SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
           2010             2009          2010             2009             2010             2009           2010            2009
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
  $   1,917,535    $   3,554,551  $   (178,536)   $     (96,633)   $  (2,970,952)   $  (2,298,591) $  (6,732,484)   $ (4,537,361)
        817,530       (3,639,908)     (998,742)      (1,183,439)      12,693,487        2,742,618             --              --
     17,884,729       42,314,738     2,312,362        2,824,117       31,968,972       63,399,818             --              --
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
     20,619,794       42,229,381     1,135,084        1,544,045       41,691,507       63,843,845     (6,732,484)     (4,537,361)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
      5,981,006        5,537,932       227,718          268,895        3,540,046        2,584,629     13,764,673      13,812,864
     (5,914,502)     132,215,313       (91,264)         624,990       (4,835,059)     220,173,602    316,568,462     116,918,241
       (224,192)        (251,232)       (5,757)          (6,896)        (129,923)        (149,841)      (213,887)       (171,530)
    (38,851,332)     (20,744,481)   (2,913,987)      (1,170,695)     (41,706,229)     (16,544,345)  (216,737,082)   (231,513,145)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (39,009,020)     116,757,532    (2,783,290)        (283,706)     (43,131,165)     206,064,045    113,382,166    (100,953,570)
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
    (18,389,226)     158,986,913    (1,648,206)       1,260,339       (1,439,658)     269,907,890    106,649,682    (105,490,931)
    281,893,639      122,906,726    19,257,470       17,997,131      269,927,201           19,311    335,600,209     441,091,140
------------------ -------------- --------------- ---------------- ---------------- -------------- ---------------- --------------
$   263,504,413    $ 281,893,639  $ 17,609,264    $  19,257,470    $ 268,487,543    $ 269,927,201  $ 442,249,891    $335,600,209
================== ============== =============== ================ ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.
89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                           MSF DAVIS VENTURE VALUE             MSF FI VALUE LEADERS           MSF JENNISON GROWTH
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    --------------------------------- -------------------------------- -----------------------------
                                              2010            2009            2010             2009            2010          2009
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (280,810)   $    (32,829)   $    (52,885)   $   1,118,879    $   (615,282)   $  (823,693)
  Net realized gains (losses)           (1,564,928)     (4,049,816)     (8,774,890)     (14,115,110)       (654,199)    (3,764,322)
  Change in unrealized gains
     (losses) on investments             6,136,053      15,655,746      20,494,542       30,416,145       6,231,428     22,199,459
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   4,290,315      11,573,101      11,666,767       17,419,914       4,961,947     17,611,444
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  545,628         511,862         930,017          707,028         290,063        420,491
  Net transfers (including
     fixed account)                       (465,857)        637,188      (3,384,556)      (3,105,174)     (1,015,205)    (2,249,842)
  Contract charges                          (8,410)        (14,523)        (22,930)         (33,631)        (48,923)       (54,956)
  Transfers for contract benefits
     and terminations                   (7,345,504)     (4,880,875)    (13,619,689)     (11,994,511)     (9,356,185)    (6,953,762)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (7,274,143)     (3,746,348)    (16,097,158)     (14,426,288)    (10,130,250)    (8,838,069)
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                    (2,983,828)      7,826,753      (4,430,391)       2,993,626      (5,168,303)     8,773,375
NET ASSETS:
  Beginning of year                     49,036,833      41,210,080     103,755,815      100,762,189      61,763,702     52,990,327
                                    ----------------- --------------- --------------- ---------------- --------------- -------------
  End of year                       $   46,053,005    $ 49,036,833    $ 99,325,424    $ 103,755,815    $ 56,595,399    $61,763,702
                                    ================= =============== =============== ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
90

                                    MSF MET/ARTISAN          MSF MET/DIMENSIONAL
MSF LOOMIS SAYLES SMALL CAP CORE      MID CAP VALUE  INTERNATIONAL SMALL COMPANY   MSF METLIFE AGGRESSIVE
                      SUBACCOUNT         SUBACCOUNT                   SUBACCOUNT    ALLOCATION SUBACCOUNT
----------------------------------- ---------------- ----------------------------- -----------------------------
       2010              2009 (c)         2010 (b)         2010         2009 (c)           2010          2009
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$    (9,222)   $          (2,259)   $     (25,905)   $     (602)   $       (347)   $    (67,857)   $   481,447
     16,996                1,003          (10,152)        3,869             101      (2,951,058)    (2,659,832)
    112,778               43,867          164,008        15,221             933       9,926,030     15,262,035
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    120,552               42,611          127,951        18,488             687       6,907,115     13,083,650
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
     10,236               39,528               --            --           2,821       3,658,699      4,450,429
    233,284              254,535        2,479,334        15,125          72,058        (576,793)       497,698
        (57)                 (20)            (375)           (3)             (1)        (61,056)       (68,969)
    (60,970)             (11,266)        (412,510)         (583)           (134)    (12,096,996)    (3,689,758)
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    182,493              282,777        2,066,449        14,539          74,744      (9,076,146)     1,189,400
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
    303,045              325,388        2,194,400        33,027          75,431      (2,169,031)    14,273,050
    325,388                   --               --        75,431              --      57,912,078     43,639,028
-------------- -------------------- ---------------- ------------- --------------- --------------- -------------
$   628,433    $         325,388    $   2,194,400    $  108,458    $     75,431    $ 55,743,047    $57,912,078
============== ==================== ================ ============= =============== =============== =============

The accompanying notes are an integral part of these financial statements.
91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                          MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO            MSF METLIFE MID CAP
                                                        ALLOCATION            MODERATE ALLOCATION                    STOCK INDEX
                                                        SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                    --------------------------------- --------------------------------- ---------------------------
                                              2010            2009            2010           2009              2010         2009
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $   779,606    $    413,774    $  1,912,414    $      1,584,645  $   (16,661)   $  26,945
  Net realized gains (losses)              705,709        (207,205)       (106,705)         (2,735,851)     (57,772)     (82,239)
  Change in unrealized gains
     (losses) on investments             1,401,830       4,656,981       6,774,441          17,221,045    1,577,100    1,716,453
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   2,887,145       4,863,550       8,580,150          16,069,839    1,502,667    1,661,159
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                1,251,896       1,051,508       3,808,639           3,798,278      389,535      404,500
  Net transfers (including
     fixed account)                      7,282,385       7,292,500       3,816,562           4,082,362      290,592      313,320
  Contract charges                         (10,740)         (9,805)        (43,100)            (58,296)      (4,862)      (4,740)
  Transfers for contract benefits
     and terminations                   (5,719,703)     (4,309,783)    (12,700,519)        (11,035,816)    (529,046)    (473,648)
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             2,803,838       4,024,420      (5,118,418)         (3,213,472)     146,219      239,432
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
     Net increase (decrease)
       in net assets                     5,690,983       8,887,970       3,461,732          12,856,367    1,648,886    1,900,591
NET ASSETS:
  Beginning of year                     32,861,250      23,973,280      89,073,057          76,216,690    6,254,414    4,353,823
                                    ----------------- --------------- --------------- ----------------- -------------- ------------
  End of year                       $   38,552,233    $ 32,861,250    $ 92,534,789    $     89,073,057  $ 7,903,300    $6,254,414
                                    ================= =============== =============== ================= ============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
92

                                           MSF METLIFE MODERATE TO
 MSF METLIFE MODERATE ALLOCATION             AGGRESSIVE ALLOCATION           MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009             2010             2009           2010           2009
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
  $   5,582,185    $   6,437,828    $   3,465,608    $   4,265,143    $  (1,550,335)   $  (3,304,307) $   8,425,455    $ 15,963,723
     (5,424,426)      (8,424,503)     (10,265,456)      (8,435,668)      18,126,276        1,951,873    (16,178,972)    (34,447,130)
     45,896,962       84,951,148       49,819,288       81,483,365       75,716,840      195,977,835     54,558,082     110,011,807
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     46,054,721       82,964,473       43,019,440       77,312,840       92,292,781      194,625,401     46,804,565      91,528,400
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     19,846,283       21,531,199       16,766,373       19,494,043       23,601,044       44,566,390      8,928,313       9,924,994
      4,314,279       (2,092,627)      (3,903,285)      (5,053,431)    (104,187,115)     356,245,886     (9,255,687)    (14,533,124)
       (366,789)        (464,281)        (417,016)        (501,237)        (610,076)        (717,515)      (290,412)       (340,402)
    (53,282,954)     (40,662,396)     (52,043,396)     (25,862,094)     (97,206,926)     (54,957,009)   (87,760,748)    (75,536,392)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
    (29,489,181)     (21,688,105)     (39,597,324)     (11,922,719)    (178,403,073)     345,137,752    (88,378,534)    (80,484,924)
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
     16,565,540       61,276,368        3,422,116       65,390,121      (86,110,292)     539,763,153    (41,573,969)     11,043,476
    411,199,938      349,923,570      356,369,177      290,979,056      894,068,941      354,305,788    636,362,549     625,319,073
------------------ ---------------- ---------------- ---------------- ---------------- -------------- ---------------- -------------
$   427,765,478    $ 411,199,938    $ 359,791,293    $ 356,369,177    $ 807,958,649    $ 894,068,941  $ 594,788,580    $636,362,549
================== ================ ================ ================ ================ ============== ================ =============

The accompanying notes are an integral part of these financial statements.
93

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                      MSF NEUBERGER BERMAN MID CAP
                                                      MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX                         VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------------- ------------------------------ -----------------------------
                                              2010             2009            2010             2009          2010            2009
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (137,987)   $  (1,053,901)   $  1,294,856    $   2,246,943  $   (146,631)   $    (13,238)
  Net realized gains (losses)           (1,903,486)      (4,999,974)     (7,960,644)      (5,508,736)     (879,472)     (2,143,976)
  Change in unrealized gains
     (losses) on investments             8,611,346       17,381,628      10,778,394       20,857,492     4,943,695       8,013,551
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   6,569,873       11,327,753       4,112,606       17,595,699     3,917,592       5,856,337
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,261,872        2,390,601       2,988,839        4,135,125           997             360
  Net transfers (including
     fixed account)                      3,117,245          595,560      (1,860,726)      (1,890,853)     (131,374)        (93,852)
  Contract charges                         (25,647)         (27,661)        (47,455)         (63,731)       (3,975)         (4,384)
  Transfers for contract benefits
     and terminations                   (9,485,200)      (7,102,579)    (14,605,094)      (7,136,781)   (2,514,527)     (2,030,810)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (4,131,730)      (4,144,079)    (13,524,436)      (4,956,240)   (2,648,879)     (2,128,686)
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
     Net increase (decrease)
       in net assets                     2,438,143        7,183,674      (9,411,830)      12,639,459     1,268,713       3,727,651
NET ASSETS:
  Beginning of year                     71,463,612       64,279,938      81,732,457       69,092,998    17,694,207      13,966,556
                                    ----------------- ---------------- --------------- -------------- --------------- -------------
  End of year                       $   73,901,755    $  71,463,612    $ 72,320,627    $  81,732,457  $ 18,962,920    $ 17,694,207
                                    ================= ================ =============== ============== =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
94

                                                                       MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
   MSF OPPENHEIMER GLOBAL EQUITY            MSF RUSSELL 2000 INDEX                          GROWTH                         GROWTH
                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
----------------------------------- --------------------------------- ------------------------------- ------------------------------
           2010             2009             2010             2009            2010            2009             2010          2009
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    $   304,750    $   3,387,171    $       7,018    $     806,291    $   (720,749)   $   (547,600)   $  (1,256,924)   $  (980,856)
     (8,491,313)     (19,069,420)      (4,300,677)      (2,543,530)       (337,588)     (3,347,314)         266,597     (1,797,039)
     56,165,206      121,479,376       27,149,045       22,055,715       7,462,700      18,732,599       27,477,353     26,909,994
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     47,978,643      105,797,127       22,855,386       20,318,476       6,404,363      14,837,685       26,487,026     24,132,099
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
      9,576,727       10,838,290        3,643,380        4,460,129         440,247         626,777        3,089,531      3,385,801
     (7,268,720)     (11,470,315)      (1,521,126)      (1,149,109)       (515,092)        545,731          125,709       (640,078)
       (202,710)        (218,579)         (78,130)         (85,892)        (22,081)        (24,343)         (58,145)       (66,976)
    (53,058,261)     (26,389,228)     (18,479,738)      (7,939,018)     (7,217,564)     (5,612,072)     (11,603,685)    (8,104,221)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
    (50,952,964)     (27,239,832)     (16,435,614)      (4,713,890)     (7,314,490)     (4,463,907)      (8,446,590)    (5,425,474)
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
     (2,974,321)      78,557,295        6,419,772       15,604,586        (910,127)     10,373,778       18,040,436     18,706,625
    374,398,305      295,841,010      102,896,929       87,292,343      49,610,845      39,237,067       87,765,568     69,058,943
------------------ ---------------- ---------------- ---------------- --------------- --------------- ---------------- -------------
$   371,423,984    $ 374,398,305    $ 109,316,701    $ 102,896,929    $ 48,700,718    $ 49,610,845    $ 105,806,004    $87,765,568
================== ================ ================ ================ =============== =============== ================ =============

The accompanying notes are an integral part of these financial statements.
95

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                                    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT              PIONEER VCT BOND
                                                      SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                    ------------------------------- --------------------------------- -----------------------------
                                             2010           2009             2010             2009            2010          2009
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   431,774    $   413,329    $   2,537,373    $   6,450,231    $    837,944     $  866,588
  Net realized gains (losses)             141,920         68,401        1,328,880         (721,385)        798,534         32,213
  Change in unrealized gains
     (losses) on investments              333,475      1,508,727        4,253,524         (318,941)        408,300      2,672,431
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    907,169      1,990,457        8,119,777        5,409,905       2,044,778      3,571,232
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,762         85,859        3,829,885        3,449,301         104,424        200,788
  Net transfers (including
     fixed account)                       459,170        453,192        5,091,257       (5,051,223)      2,194,623      4,376,855
  Contract charges                         (3,706)        (3,714)        (100,867)        (114,731)         (8,856)        (9,278)
  Transfers for contract benefits
     and terminations                  (1,183,589)    (1,321,293)     (29,475,988)     (27,819,606)     (3,534,863)    (3,752,302)
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions             (625,363)      (785,956)     (20,655,713)     (29,536,259)     (1,244,672)       816,063
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
     Net increase (decrease)
       in net assets                      281,806      1,204,501      (12,535,936)     (24,126,354)        800,106      4,387,295
NET ASSETS:
  Beginning of year                     8,142,474      6,937,973      185,790,047      209,916,401      27,892,198     23,504,903
                                    ---------------- -------------- ---------------- ---------------- --------------- -------------
  End of year                       $   8,424,280    $ 8,142,474    $ 173,254,111    $ 185,790,047    $ 28,692,304    $27,892,198
                                    ================ ============== ================ ================ =============== =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
96

      PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME              PIONEER VCT FUND
                    SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------- -----------------------------
          2010            2009            2010            2009            2010            2009            2010          2009
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
 $    (179,379)   $   (144,361)   $   (398,019)   $   (205,616)   $     34,504    $    221,027    $   (222,742)   $   (92,368)
      (154,626)       (813,411)         75,545      (1,576,847)       (537,299)     (2,218,347)       (263,207)    (2,511,656)
     1,268,462       2,993,813       3,208,447      11,768,760       3,676,195       3,879,742       4,054,540      8,020,176
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
       934,457       2,036,041       2,885,973       9,986,297       3,173,400       1,882,422       3,568,591      5,416,152
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
        91,425          81,834         207,259         267,589          63,944          83,892         140,582        249,651
      (511,858)        664,394        (810,305)      3,184,385         101,477      (1,469,368)       (788,247)    (2,239,001)
        (5,100)         (5,817)        (10,037)        (10,903)         (7,791)         (8,818)        (12,176)       (13,716)
    (1,024,422)       (714,231)     (1,887,462)     (1,306,343)     (1,856,435)     (1,503,317)     (2,741,497)    (2,903,709)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
    (1,449,955)         26,180      (2,500,545)      2,134,728      (1,698,805)     (2,897,611)     (3,401,338)    (4,906,775)
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
      (515,498)      2,062,221         385,428      12,121,025       1,474,595      (1,015,189)        167,253        509,377
    14,626,585      12,564,364      25,836,006      13,714,981      19,818,006      20,833,195      29,315,550     28,806,173
----------------- --------------- --------------- --------------- --------------- --------------- --------------- -------------
$   14,111,087    $ 14,626,585    $ 26,221,434    $ 25,836,006    $ 21,292,601    $ 19,818,006    $ 29,482,803    $29,315,550
================= =============== =============== =============== =============== =============== =============== =============

The accompanying notes are an integral part of these financial statements.
97

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                         PIONEER VCT                       PIONEER VCT
                                          IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION   PIONEER VCT MID CAP VALUE
                                                          SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                    ----------------------------------- ------------------------------- ----------------------------
                                               2010             2009             2010             2009          2010          2009
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (823,648)   $     518,874    $     458,323    $   1,452,383  $   (372,395)   $  (183,570)
  Net realized gains (losses)            (3,959,113)      (6,908,239)      (1,798,072)      (5,417,146)   (2,555,443)    (5,882,485)
  Change in unrealized gains
     (losses) on investments             31,646,629       60,945,509       15,496,939       33,415,291     9,169,920     14,148,015
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   26,863,868       54,556,144       14,157,190       29,450,528     6,242,082      8,081,960
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 3,722,328        3,902,753        1,381,043        1,954,854       237,248        268,840
  Net transfers (including
     fixed account)                      (7,341,420)          47,840        3,210,572        4,193,489    (1,763,109)    (1,433,734)
  Contract charges                         (127,073)        (133,723)         (43,434)         (46,905)      (18,372)       (20,950)
  Transfers for contract benefits
     and terminations                   (10,017,304)      (9,226,017)     (13,680,628)     (10,183,335)   (4,877,160)    (3,844,567)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting from
       contract transactions            (13,763,469)      (5,409,147)      (9,132,447)      (4,081,897)   (6,421,393)    (5,030,411)
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
     Net increase (decrease)
       in net assets                     13,100,399       49,146,997        5,024,743       25,368,631      (179,311)     3,051,549
NET ASSETS:
  Beginning of year                     233,598,663      184,451,666      129,177,322      103,808,691    43,949,273     40,897,724
                                    ------------------ ---------------- ---------------- -------------- --------------- ------------
  End of year                       $   246,699,062    $ 233,598,663    $ 134,202,065    $ 129,177,322  $ 43,769,962    $43,949,273
                                    ================== ================ ================ ============== =============== ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

The accompanying notes are an integral part of these financial statements.
98

                                                                                                WELLS FARGO VT SMALL CAP
PIONEER VCT REAL ESTATE SHARES            UIF CAPITAL GROWTH            UIF U.S. REAL ESTATE                  VALUE FUND
                    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
--------------------------------- ----------------------------- ------------------------------- ---------------------------
          2010            2009           2010           2009            2010            2009           2010         2009
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
    $   72,053    $    243,674    $  (148,414)   $  (137,105)   $    110,950    $    277,482    $     7,863    $   (4,589)
      (873,404)     (2,726,121)       414,582       (228,359)     (1,730,114)     (3,203,984)      (148,047)     (281,210)
     3,929,720       5,240,904      1,476,000      4,138,075       6,651,015       7,377,546        722,957     1,812,544
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     3,128,369       2,758,457      1,742,168      3,772,611       5,031,851       4,451,044        582,773     1,526,745
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
        69,797          95,753            495            540          97,017         102,434         86,346        83,273
       689,043         211,648        (45,236)      (126,359)     (1,574,727)        194,831       (493,175)      131,168
        (6,673)         (6,413)        (2,102)        (2,377)        (10,492)        (10,890)            --        (1,888)
    (1,168,701)       (770,938)    (1,319,987)    (1,054,680)     (2,727,751)     (1,844,493)      (342,837)     (203,308)
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
      (416,534)       (469,950)    (1,366,830)    (1,182,876)     (4,215,953)     (1,558,118)      (749,666)        9,245
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
     2,711,835       2,288,507        375,338      2,589,735         815,898       2,892,926       (166,893)    1,535,990
    12,313,902      10,025,395      9,168,364      6,578,629      20,149,396      17,256,470      4,195,513     2,659,523
----------------- --------------- -------------- -------------- --------------- --------------- -------------- ------------
$   15,025,737    $ 12,313,902    $ 9,543,702    $ 9,168,364    $ 20,965,294    $ 20,149,396    $ 4,028,620    $4,195,513
================= =============== ============== ============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.
99

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements and financial highlights as of the earliest period presented. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity
   Separate Account 2002
MetLife Life and Annuity Company of Connecticut Variable
   Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

The Alger Portfolios ("Alger")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Socially Responsible Growth Fund, Inc.
   ("Dreyfus Socially Responsible Growth")
DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   ("Invesco V.I.")+
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

+Formerly named AIM Variable Insurance Funds ("AIM V.I.")

*See Note 5 for discussion of additional information on related party transactions.

NAME CHANGE:

The following portfolio was affected by a trust name change during the year ended December 31, 2010:

FORMER NAME                   NEW NAME
AIM V.I. Utilities Fund       Invesco V.I. Utilities Fund

REORGANIZATIONS:

During the year ended December 31, 2010, all the portfolios of the Van Kampen Life Investment Trust ("Van Kampen LIT") and certain portfolios of UIF and Morgan Stanley were reorganized into portfolios of Invesco V.I As a result of the reorganizations, the following name changes occurred:

FORMER TRUST                                  NEW TRUST
Morgan Stanley Dividend Growth Portfolio      Invesco V.I. Dividend Growth Fund
Morgan Stanley S&P 500 Index Portfolio        Invesco V.I. S&P 500 Index Fund
Van Kampen LIT Capital Growth Portfolio       Invesco V.I. Van Kampen Capital Growth Fund
UIF Equity and Income Portfolio               Invesco V.I. Van Kampen Equity and Income Fund
Van Kampen LIT Government Portfolio           Invesco V.I. Van Kampen Government Fund
Van Kampen LIT Growth and Income Portfolio    Invesco V.I. Van Kampen Growth and Income Fund
UIF Value Portfolio                           Invesco V.I. Van Kampen Value Fund

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2010:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust International Equity Flex III Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

DWSII Global Thematic Subaccount
DWSII Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Equity and Income Subaccount
Invesco V.I. Van Kampen Government Subaccount*
Invesco V.I. Van Kampen Growth and Income Subaccount*
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Enterprise Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth Subaccount*
LMPVET ClearBridge Variable Appreciation Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy Subaccount
LMPVET ClearBridge Variable Equity Income Builder Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value Subaccount
LMPVET ClearBridge Variable Mid Cap Core Subaccount
LMPVET ClearBridge Variable Small Cap Growth Subaccount
LMPVET Global Currents Variable International All Cap Opportunity Subaccount LMPVET Investment Counsel Variable Social Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50% Subaccount
LMPVET Variable Lifestyle Allocation 70% Subaccount
LMPVET Variable Lifestyle Allocation 85% Subaccount
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic Income Subaccount
LMPVIT Western Asset Variable Global High Yield Bond Subaccount
LMPVIT Western Asset Variable High Income Subaccount
LMPVIT Western Asset Variable Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount**
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount**
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount**
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Capital Opportunities Subaccount
MSF Barclays Capital Aggregate Bond Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount**
MSF Met/Dimensional International Small Company Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Capital Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Subaccount began operations during the year ended December 31, 2010.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2010:

Pioneer VCT High Yield Subaccount
UIF Small Company Growth Subaccount
LMPVET Batterymarch Variable Global Equity Subaccount
DWSII Technology VIP Subaccount
LMPVIT Western Asset Variable Money Market Subaccount
Janus Aspen Perkins Mid Cap Value Subaccount
DWSI Global Opportunities VIP Subaccount
Janus Aspen Global Life Sciences Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2010:

NAME CHANGES:

FORMER NAME                                       NEW NAME
------------------------------------------------- -----------------------------------------------
(LMPVET) ClearBridge Variable Fundamental Value   (LMPVET) ClearBridge Variable Fundamental All
                                                    Portfolio Cap Value Portfolio
(LMPVET) ClearBridge Variable Investors Portfolio (LMPVET) ClearBridge Variable Large Cap Value
                                                    Portfolio
(MIST) Met/AIM Small Cap Growth Portfolio         (MIST) Invesco Small Cap Growth Portfolio
(MIST) Legg Mason Partners Aggressive Growth      (MIST) Legg Mason ClearBridge Aggressive Growth
  Portfolio                                         Portfolio
(MIST) Van Kampen Mid Cap Growth Portfolio        (MIST) Morgan Stanley Mid Cap Growth Portfolio
(Wells Fargo VT) Small/Mid Cap Value Fund         (Wells Fargo VT) Small Cap Value Fund

SUBSTITUTIONS:

FORMER PORTFOLIO                              NEW PORTFOLIO
--------------------------------------------- -----------------------------------------
(Pioneer VCT) High Yield Portfolio            (MIST) BlackRock High Yield Portfolio
(UIF) Small Company Growth Portfolio          (MIST) Invesco Small Cap Growth Portfolio
(LMPVET) Batterymarch Variable Global Equity  (MIST) Met/Templeton Growth Portfolio
  Portfolio
(DWSII) Technology Portfolio                  (MIST) RCM Technology Portfolio
(LMPVIT) Western Asset Variable Money Market  (MSF) BlackRock Money Market Portfolio
  Portfolio
(Janus Aspen) Perkins Mid Cap Value Portfolio (MSF) Met/Artisan Mid Cap Value Portfolio
(DWSI) Global Opportunities Portfolio         (MSF) Oppenheimer Global Equity Portfolio

LIQUIDATION:
(Janus Aspen) Global Life Sciences Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION

The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION -- (CONTINUED)

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS

Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIt -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2010:

Mortality and Expense Risk                     0.30% - 1.90%
Administrative                                 0.10% - 0.15%
Enhanced Stepped-Up Provision                  0.15% - 0.25%
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life  0.65% -1.50%
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
Floor Benefit                                     0% - 3.00%
Equity Protection                              1.25% - 2.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                               FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                             ----------------------- ----------------------------
                                                                                           COST OF       PROCEEDS
                                                                 SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                             ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                            73,584    2,944,503       590,428      1,394,410
AllianceBernstein Global Thematic Growth Subaccount              77,488    1,192,819        69,206        321,609
American Funds Bond Subaccount                                1,006,549   10,276,147     4,675,821      2,484,048
American Funds Global Growth Subaccount                       9,601,484  179,483,041    14,635,022     39,117,763
American Funds Global Small Capitalization Subaccount           373,435    6,272,104     2,967,621      1,235,311
American Funds Growth Subaccount                              7,879,257  411,279,994    19,396,915     79,553,785
American Funds Growth-Income Subaccount                      10,478,968  361,926,262    15,270,805     65,599,765
Credit Suisse Trust International Equity Flex III Subaccount    194,774    1,126,452       128,307        106,331
Delaware VIP Small Cap Value Subaccount                         759,029   19,080,358     2,459,584      5,237,210
Dreyfus Socially Responsible Growth Subaccount                   20,283      505,462       222,772        337,187
DWSI Capital Growth Subaccount                                  508,876    8,422,248       470,844      2,391,224
DWSI Health Care Subaccount                                     268,338    3,054,484       413,635        514,866
DWSII Dreman Small Mid Cap Value Subaccount                     876,780   12,580,581       682,223      2,926,849
DWSII Global Thematic Subaccount                                509,635    5,883,496       348,038      1,154,961
DWSII Government & Agency Securities Subaccount                 436,089    5,387,575     1,042,220      1,817,080
Fidelity VIP Contrafund Subaccount                           11,212,368  288,533,607    14,443,025     44,190,054
Fidelity VIP Dynamic Capital Appreciation Subaccount            286,544    2,171,408       415,672        995,325
Fidelity VIP Equity-Income Subaccount                        12,489,427  261,203,780     6,794,389     37,334,083
Fidelity VIP High Income Subaccount                           5,172,908   32,754,713     3,328,264      7,723,338
Fidelity VIP Mid Cap Subaccount                              10,796,937  300,772,899    18,589,051     48,946,911
FTVIPT Franklin Income Securities Subaccount                  3,287,124   46,752,880    18,413,385     14,072,573
FTVIPT Franklin Rising Dividends Securities Subaccount        1,232,693   20,987,785     1,577,927      3,715,508
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount    2,144,467   39,972,841     2,322,339     10,872,149
FTVIPT Mutual Shares Securities Subaccount                    2,939,584   49,322,181     1,990,593      9,397,537
FTVIPT Templeton Developing Markets Securities Subaccount     3,017,262   31,751,996     4,625,460      6,242,380
FTVIPT Templeton Foreign Securities Subaccount                9,365,002  129,776,199     9,139,554     27,053,493
FTVIPT Templeton Growth Securities Subaccount                 2,498,493   31,252,422       718,134      5,327,196
Invesco V.I. Dividend Growth Subaccount                         142,701    1,933,112       198,600        620,364
Invesco V.I. S&P 500 Index Subaccount                           650,195    6,844,472       228,321        758,426
Invesco V.I. Utilities Subaccount                               157,399    2,620,268       440,374        867,533
Invesco V.I. Van Kampen Capital Growth Subaccount               448,548   12,600,641       224,207      3,426,377
Invesco V.I. Van Kampen Equity and Income Subaccount         10,352,092  132,515,950     5,812,223     21,674,588
Invesco V.I. Van Kampen Government Subaccount                 3,004,190   27,772,524     3,261,237      7,889,328
Invesco V.I. Van Kampen Growth and Income Subaccount          7,122,938  120,514,346     1,548,204     26,936,666
Invesco V.I. Van Kampen Value Subaccount                      1,061,002   12,214,458       394,302      2,253,263
Janus Aspen Enterprise Subaccount                               465,409   13,787,606       743,477      4,079,267
Janus Aspen Global Technology Subaccount                      1,433,457    6,196,965       951,169      1,792,902
Janus Aspen Overseas Subaccount                               1,630,798   71,242,259     6,735,788     12,852,929
Janus Aspen Worldwide Subaccount                                 35,994      983,279       125,522        283,895
LMPVET ClearBridge Variable Aggressive Growth Subaccount     30,499,333  396,723,083     4,785,126     98,126,800
LMPVET ClearBridge Variable Appreciation Subaccount          18,778,572  424,960,475     9,747,301     78,020,742
LMPVET ClearBridge Variable Capital Subaccount                9,163,471  124,208,921     1,556,844     18,756,517
LMPVET ClearBridge Variable Dividend Strategy Subaccount      3,827,847   37,698,366     1,199,048      8,215,125
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                                 13,015,427  163,592,803     7,514,987     23,966,031
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                                 24,295,130  483,102,872    10,481,668     90,012,394
LMPVET ClearBridge Variable Large Cap Growth Subaccount       7,734,851  107,837,164     2,394,124     26,442,267
LMPVET ClearBridge Variable Large Cap Value Subaccount       11,873,731  181,188,045     7,349,276     32,417,107
LMPVET ClearBridge Variable Mid Cap Core Subaccount           4,611,788   57,658,890       698,292     14,391,889
LMPVET ClearBridge Variable Small Cap Growth Subaccount       4,625,482   62,509,881     2,876,866     14,858,102
LMPVET Global Currents Variable International All Cap
  Opportunity Subaccount                                      9,974,312  105,394,343     2,224,064     12,302,040
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                                  2,176,446   51,012,151     1,425,752      9,271,668

108

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
LMPVET Variable Lifestyle Allocation 50% Subaccount         8,426,750   96,221,765     3,904,307     20,492,596
LMPVET Variable Lifestyle Allocation 70% Subaccount         5,135,501   57,894,733     1,513,356      9,891,445
LMPVET Variable Lifestyle Allocation 85% Subaccount         2,778,369   36,088,333       974,068      5,680,415
LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount                                                1,970,148   18,358,014     3,669,740      5,274,562
LMPVIT Western Asset Variable Diversified Strategic Income
  Subaccount                                                3,758,661   34,027,104     1,628,726      7,160,864
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                                1,797,618   14,774,216     3,031,847      4,565,273
LMPVIT Western Asset Variable High Income Subaccount       24,331,234  166,101,623    17,757,463     33,348,676
LMPVIT Western Asset Variable Strategic Bond Subaccount     3,523,955   35,219,180     4,289,063      7,737,377
MIST American Funds Balanced Allocation Subaccount            230,617    1,993,581     1,592,273        483,216
MIST American Funds Growth Allocation Subaccount              239,100    1,957,691     1,658,287        370,322
MIST American Funds Moderate Allocation Subaccount            122,218    1,102,437       748,767        244,117
MIST Batterymarch Growth and Income Subaccount             16,294,974  328,702,311     3,813,545     27,939,563
MIST BlackRock High Yield Subaccount                       17,308,278  138,733,048    67,831,768     34,909,240
MIST BlackRock Large Cap Core Subaccount                    6,351,562   65,462,306     4,352,177     11,608,621
MIST Clarion Global Real Estate Subaccount                  8,491,424  112,890,262    14,170,718     17,558,521
MIST Dreman Small Cap Value Subaccount                      1,073,570   13,349,065     5,268,611      5,459,108
MIST Harris Oakmark International Subaccount                6,495,348   95,777,377    12,176,248     20,693,569
MIST Invesco Small Cap Growth Subaccount                      958,602   11,686,816     7,101,346      4,351,702
MIST Janus Forty Subaccount                                 8,063,631  591,470,512    20,759,441    113,403,050
MIST Lazard Mid Cap Subaccount                              8,275,496   87,323,190     6,955,892     20,636,417
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                                   26,356      166,583       431,990        395,527
MIST Legg Mason Value Equity Subaccount                       593,761    4,794,751       561,597      1,137,201
MIST Loomis Sayles Global Markets Subaccount               14,346,217  156,467,803     7,563,261     31,602,978
MIST Lord Abbett Bond Debenture Subaccount                  5,375,314   62,766,148    10,930,785     16,020,787
MIST Lord Abbett Growth and Income Subaccount               6,776,742  175,289,764     6,750,777     29,840,552
MIST Lord Abbett Mid Cap Value Subaccount                   3,727,147   70,630,008     3,873,035     14,135,259
MIST Met/Eaton Vance Floating Rate Subaccount (a)              70,259      705,688       742,435         37,712
MIST Met/Franklin Mutual Shares Subaccount                     84,164      625,620       251,539         91,400
MIST Met/Templeton Growth Subaccount (a)                    3,926,494   34,508,025    39,981,138      5,364,930
MIST MetLife Balanced Strategy Subaccount                   2,361,158   17,982,507     1,100,489      3,399,096
MIST MetLife Growth Strategy Subaccount                     2,121,594   15,642,129     1,008,919      4,815,512
MIST MetLife Moderate Strategy Subaccount                   1,526,097   12,636,454     2,427,437      2,014,387
MIST MFS Emerging Markets Equity Subaccount                 9,809,351   99,542,858    13,852,520     27,720,818
MIST MFS Research International Subaccount                  7,044,257   84,093,535     5,847,909     17,837,436
MIST Morgan Stanley Mid Cap Growth Subaccount               1,527,155   14,779,511     1,076,904      5,713,806
MIST Oppenheimer Capital Appreciation Subaccount           52,667,394  364,967,226     4,900,080     56,378,574
MIST PIMCO Inflation Protected Bond Subaccount              9,654,556  103,182,935    26,248,952     23,592,130
MIST PIMCO Total Return Subaccount                         35,009,423  380,565,468    75,704,474     96,828,388
MIST Pioneer Fund Subaccount                                3,452,481   38,840,674     2,415,055      8,749,511
MIST Pioneer Strategic Income Subaccount                   23,937,593  228,026,439    51,688,748     51,032,129
MIST RCM Technology Subaccount (a)                            566,487    2,251,316     2,661,139        410,851
MIST SSgA Growth and Income ETF Subaccount                 11,067,194  113,514,523     3,604,656     11,930,341
MIST SSgA Growth ETF Subaccount                            14,174,889  145,848,780     3,846,806     12,672,584
MIST T. Rowe Price Mid Cap Growth Subaccount                  376,336    2,806,440     1,004,297        641,946
MIST Third Avenue Small Cap Value Subaccount               10,375,104  168,980,992     5,447,827     24,392,425
MIST Turner Mid Cap Growth Subaccount                         210,339    2,535,418       136,549      1,032,329
MIST Van Kampen Comstock Subaccount                        23,668,925  154,661,915     6,681,215     45,040,939
Morgan Stanley Capital Opportunities Subaccount                36,796    1,008,225       187,271        284,823
MSF Barclays Capital Aggregate Bond Index Subaccount        9,958,439  107,432,219     7,050,096     23,469,126
MSF BlackRock Aggressive Growth Subaccount                  4,304,611  102,523,310     3,659,648     22,738,778
MSF BlackRock Bond Income Subaccount                        2,708,550  279,120,552    33,789,363     64,576,424
MSF BlackRock Diversified Subaccount                       16,753,297  246,512,221     7,507,022     44,595,201

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2010            DECEMBER 31, 2010
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
MSF BlackRock Large Cap Value Subaccount                    1,729,790   20,391,539     1,331,573      4,293,399
MSF BlackRock Legacy Large Cap Growth Subaccount            9,784,955  173,464,658     6,019,170     51,775,757
MSF BlackRock Money Market Subaccount                       4,422,500  442,249,891   395,130,460    288,481,327
MSF Davis Venture Value Subaccount                          1,476,457   48,483,884     3,222,806     10,777,759
MSF FI Value Leaders Subaccount                               702,087  130,767,508     3,436,208     19,586,253
MSF Jennison Growth Subaccount                              4,704,215   53,982,266     1,013,564     11,759,096
MSF Loomis Sayles Small Cap Core Subaccount                     2,880      471,690       291,891        118,718
MSF Met/Artisan Mid Cap Value Subaccount (a)                   13,300    2,030,391     2,585,189        544,646
MSF Met/Dimensional International Small Company
  Subaccount                                                    6,526       92,319        61,451         43,919
MSF MetLife Aggressive Allocation Subaccount                5,219,383   60,313,129     5,406,355     14,550,358
MSF MetLife Conservative Allocation Subaccount              3,369,949   35,510,647    15,760,607     12,177,162
MSF MetLife Conservative to Moderate Allocation Subaccount  8,203,437   88,820,712    14,422,809     17,628,813
MSF MetLife Mid Cap Stock Index Subaccount                    569,812    7,088,334     1,534,206      1,396,042
MSF MetLife Moderate Allocation Subaccount                 38,537,430  437,687,993    31,162,896     55,069,892
MSF MetLife Moderate to Aggressive Allocation Subaccount   32,978,119  389,672,169    16,501,603     52,633,319
MSF MetLife Stock Index Subaccount                         27,284,429  771,181,623    23,426,870    203,246,633
MSF MFS Total Return Subaccount                             4,608,648  644,378,464    28,612,552    108,565,630
MSF MFS Value Subaccount                                    6,005,351   76,976,768     8,844,356     13,114,073
MSF Morgan Stanley EAFE Index Subaccount                    6,051,934   98,511,457     3,418,099     15,647,679
MSF Neuberger Berman Mid Cap Value Subaccount                 946,366   20,474,783       752,463      3,547,973
MSF Oppenheimer Global Equity Subaccount                   24,095,002  373,424,284    16,650,592     67,298,806
MSF Russell 2000 Index Subaccount                           8,200,802  111,241,189     5,171,426     21,600,022
MSF T. Rowe Price Large Cap Growth Subaccount               3,251,049   44,412,240     4,649,218     12,684,456
MSF T. Rowe Price Small Cap Growth Subaccount               6,658,653   85,360,679     9,516,529     19,220,043
MSF Western Asset Management Strategic Bond Opportunities
  Subaccount                                                  653,044    7,738,001     2,518,277      2,711,866
MSF Western Asset Management U.S. Government Subaccount    14,236,161  169,682,875    23,844,963     41,430,098
Pioneer VCT Bond Subaccount                                 2,423,337   26,844,160    13,291,704     13,698,432
Pioneer VCT Cullen Value Subaccount                         1,253,205   13,933,975       622,268      2,251,602
Pioneer VCT Emerging Markets Subaccount                       844,764   22,392,821     2,327,519      5,226,082
Pioneer VCT Equity Income Subaccount                        1,081,942   21,604,545     1,951,504      3,615,805
Pioneer VCT Fund Subaccount                                 1,315,024   27,742,227     1,109,428      4,733,508
Pioneer VCT Ibbotson Growth Allocation Subaccount          23,012,974  258,868,711     9,088,520     23,675,637
Pioneer VCT Ibbotson Moderate Allocation Subaccount        12,589,313  134,706,456    11,613,263     20,287,387
Pioneer VCT Mid Cap Value Subaccount                        2,600,711   51,498,956     1,381,516      8,175,303
Pioneer VCT Real Estate Shares Subaccount                     919,006   17,436,131     2,159,311      2,503,792
UIF Capital Growth Subaccount                                 461,049    6,574,427       260,494      1,775,737
UIF U.S. Real Estate Subaccount                             1,623,957   24,652,795     1,057,007      5,162,010
Wells Fargo VT Small Cap Value Subaccount                     446,136    4,157,647       315,263      1,057,065

(a) For the period May 3, 2010 to December 31, 2010.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2010:

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Alger Capital Appreciation        2010   2,108,411     1.487 - 1.844   3,755,704          0.23      1.55 - 2.65    10.70 - 11.89
  Subaccount                      2009   2,568,654     1.342 - 1.648   4,100,549            --      1.55 - 2.65    46.68 - 48.33
                                  2008   2,726,355     0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
                                  2007   3,117,230     1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                                  2006   2,554,978     1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
AllianceBernstein Global          2010   1,545,364     0.936 - 0.957   1,471,499          1.97      1.65 - 1.90    16.42 - 16.57
  Thematic Growth                 2009   1,859,710     0.804 - 0.821   1,520,169            --      1.65 - 1.90    50.28 - 50.64
  Subaccount                      2008   1,967,504     0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
                                  2007   2,675,537     1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                                  2006   2,190,516     0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
American Funds Bond               2010   6,629,074     1.543 - 1.652  10,629,167          3.26      1.40 - 1.90      4.47 - 4.96
  Subaccount                      2009   5,354,874     1.477 - 1.574   8,185,030          4.01      1.40 - 1.90    10.47 - 11.08
  (Commenced 4/28/2008)           2008   1,707,759     1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global             2010 115,240,903     1.380 - 2.140 206,239,786          1.45      0.30 - 2.70     8.71 - 11.44
  Growth Subaccount               2009 130,525,259     1.259 - 1.948 212,149,219          1.43      0.30 - 2.70    38.52 - 41.88
                                  2008 148,315,752     0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
                                  2007 169,495,269     1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                                  2006 173,618,310     1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
American Funds Global Small       2010   2,635,611     2.918 - 3.109   7,972,844          1.81      1.40 - 1.90    20.08 - 20.69
  Capitalization Subaccount       2009   1,997,395     2.430 - 2.576   5,011,389          0.46      1.40 - 1.90    58.31 - 59.01
  (Commenced 4/28/2008)           2008     638,633     1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth             2010 282,002,413     1.142 - 1.800 428,158,662          0.70      0.30 - 2.70    15.51 - 18.38
  Subaccount                      2009 323,767,342     0.988 - 1.543 421,186,273          0.66      0.30 - 2.70    35.68 - 38.90
                                  2008 359,615,200     0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
                                  2007 404,396,586     1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                                  2006 450,065,711     1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
American Funds Growth-Income      2010 266,085,972     1.042 - 1.508 358,904,564          1.43      0.30 - 2.75     8.45 - 11.08
  Subaccount                      2009 305,682,875     0.953 - 1.377 376,941,251          1.60      0.30 - 2.75    27.57 - 30.86
                                  2008 341,874,694     0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
                                  2007 401,435,769     1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                                  2006 448,353,025     1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
Credit Suisse Trust International 2010   1,060,922     0.844 - 1.307   1,279,665          0.10      1.55 - 2.65     9.33 - 10.58
  Equity Flex III Subaccount      2009   1,019,821     0.772 - 1.182   1,116,134            --      1.55 - 2.65    28.26 - 29.75
  (Commenced 12/14/2009)
Delaware VIP Small Cap Value      2010  10,497,320     1.691 - 3.100  24,258,561          0.66      0.30 - 2.60    28.92 - 31.90
  Subaccount                      2009  11,809,419     1.282 - 2.358  21,004,334          1.02      0.30 - 2.60    28.40 - 31.49
                                  2008  13,377,371     0.975 - 1.799  18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
                                  2007  16,388,529     1.395 - 2.582  33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                                  2006  18,944,541     1.694 - 2.781  44,633,441          0.26      0.60 - 2.60    13.24 - 15.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ----------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------------- ----------- ------------- ---------------- -------------------
Dreyfus Socially Responsible 2010     480,877     1.075 - 1.298     602,610          0.73      1.55 - 2.65    11.51 - 12.77
  Growth Subaccount          2009     574,094     0.964 - 1.151     639,903          0.64      1.55 - 2.65    29.92 - 31.39
                             2008     582,742     0.742 - 0.876     495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700     1.165 - 1.360     792,444          0.27      1.55 - 2.65      4.67 - 5.84
                             2006     656,269     1.113 - 1.285     822,659            --      1.55 - 2.65      6.10 - 7.35
DWSI Capital Growth          2010   7,420,886     1.118 - 1.396   9,928,161          0.58      1.55 - 2.65    13.26 - 14.61
  Subaccount                 2009   8,917,378     0.985 - 1.218  10,469,508          1.08      1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735     0.799 - 0.978   9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333     1.228 - 1.488  18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                             2006  13,752,175     1.123 - 1.347  18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
DWSI Health Care Subaccount  2010   2,203,004     1.135 - 1.427   2,954,398            --      1.55 - 2.65      4.90 - 6.02
                             2009   2,380,096     1.082 - 1.346   3,035,975          1.14      1.55 - 2.65    18.59 - 19.96
                             2008   3,239,205     0.911 - 1.122   3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                             2007   3,781,290     1.222 - 1.490   5,410,164            --      1.55 - 2.65     9.88 - 11.11
                             2006   4,014,878     1.110 - 1.341   5,185,746            --      1.55 - 2.65      0.54 - 4.20
DWSII Dreman Small Mid Cap   2010   5,549,304     1.273 - 2.075  10,696,706          0.93      1.55 - 2.65    19.45 - 20.78
  Value Subaccount           2009   6,769,158     1.064 - 1.718  10,898,028          1.69      1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706     0.844 - 1.349   9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529     1.306 - 2.067  17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                             2006  10,404,529     1.305 - 2.044  20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
DWSII Global Thematic        2010   2,895,029     1.206 - 1.724   4,734,517          0.62      1.55 - 2.65    10.27 - 11.51
  Subaccount                 2009   3,417,264     1.092 - 1.546   5,030,435          1.26      1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900     0.782 - 1.096   4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961     1.540 - 2.137   9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                             2006   4,292,759     1.493 - 2.050   8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
DWSII Government & Agency    2010   4,693,342     1.140 - 1.238   5,647,349          4.40      1.55 - 2.65      3.45 - 4.56
  Securities Subaccount      2009   5,472,346     1.102 - 1.184   6,311,542          4.70      1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315     1.050 - 1.116   7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580     1.032 - 1.089   4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                             2006   4,873,458     1.005 - 1.054   5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
Fidelity VIP Contrafund      2010 160,809,148     1.146 - 1.849 264,096,436          1.01      0.30 - 2.70    13.91 - 16.63
  Subaccount                 2009 181,273,642     1.004 - 1.610 257,127,712          1.23      0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420     0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728     1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 217,238,460     1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
Fidelity VIP Dynamic Capital 2010   1,800,348     0.956 - 1.588   2,381,228          0.23      0.30 - 2.50    15.01 - 17.63
  Appreciation Subaccount    2009   2,259,227     0.822 - 1.350   2,578,968          0.02      0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553     0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214     1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006   3,947,554     1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
Fidelity VIP Equity-Income   2010  87,497,260     1.072 - 2.953 237,379,610          1.75      0.30 - 1.90    12.67 - 14.86
  Subaccount                 2009 108,541,676     0.948 - 2.597 240,102,941          2.34      0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779     0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044     1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 140,114,841     1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76

112

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP High Income        2010  11,343,721     1.464 - 2.572  28,813,104          7.21      0.30 - 1.30    12.36 - 13.42
  Subaccount                    2009  14,725,421     1.247 - 2.288  31,480,724          8.11      0.30 - 1.30    42.09 - 43.51
                                2008  15,749,612     0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
                                2007  17,441,474     1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                                2006  19,961,947     1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
Fidelity VIP Mid Cap Subaccount 2010 150,237,224     1.380 - 2.653 346,905,399          0.12      0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353     1.099 - 2.099 298,753,019          0.47      0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157     0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164     1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                                2006 202,604,640     1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
FTVIPT Franklin Income          2010  29,222,902     1.182 - 4.767  48,715,164          6.39      1.30 - 2.70     9.65 - 11.21
  Securities Subaccount         2009  30,320,651     1.078 - 4.290  41,814,022          8.12      1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181     0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936     1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
                                2006  20,579,714     1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
FTVIPT Franklin Rising          2010  16,928,302     1.063 - 1.473  23,199,262          1.60      1.50 - 2.65    17.54 - 18.83
  Dividends Securities          2009  18,663,538     0.901 - 1.240  21,564,888          1.47      1.50 - 2.65    14.27 - 15.66
  Subaccount                    2008  21,627,695     0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683     1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
                                2006  27,084,209     1.160 - 1.561  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
FTVIPT Franklin Small-Mid       2010  31,824,896     0.993 - 1.834  46,170,327            --      1.25 - 2.75    24.11 - 26.04
  Cap Growth Securities         2009  38,242,323     0.792 - 1.463  44,113,405            --      1.25 - 2.75    39.60 - 41.80
  Subaccount                    2008  39,918,390     0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557     0.995 - 1.837  67,189,742            --      1.25 - 2.75      5.24 - 9.89
                                2006  51,461,967     0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
FTVIPT Mutual Shares            2010  36,409,020     1.252 - 1.386  46,886,371          1.53      1.40 - 1.90      9.15 - 9.65
  Securities Subaccount         2009  42,535,689     1.147 - 1.264  50,121,663          1.91      1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032     0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398     1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                                2006  57,394,982     1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
FTVIPT Templeton Developing     2010  14,717,477     2.015 - 3.303  34,095,115          1.60      0.30 - 1.80    15.47 - 17.21
  Markets Securities            2009  15,673,026     1.745 - 2.849  31,239,521          4.01      0.30 - 1.80    69.58 - 72.16
  Subaccount                    2008  14,310,331     1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016     1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
                                2006  50,749,927     1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
FTVIPT Templeton Foreign        2010  84,974,211     1.158 - 2.028 133,825,834          1.91      0.30 - 2.75      5.44 - 8.03
  Securities Subaccount         2009  97,704,725     1.097 - 1.902 144,240,071          3.43      0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532     0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623     1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                                2006 144,140,237     1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
FTVIPT Templeton Growth         2010  22,898,989     1.159 - 1.377  27,508,417          1.38      1.40 - 1.90      5.36 - 5.84
  Securities Subaccount         2009  26,961,380     1.100 - 4.460  30,735,098          3.17      1.40 - 1.90    28.65 - 29.32
                                2008  29,971,329     0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
                                2007  33,358,379     1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                                2006  33,917,235     1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       ----------- ----------------- ----------- --------------------------------------------------
                                                          UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ----------------- ----------- ------------- ---------------- -------------------
Invesco V.I. Dividend Growth      2010   1,892,620     0.932 - 1.116   2,026,368          1.54      1.60 - 2.50      7.49 - 8.45
  Subaccount                      2009   2,297,823     0.863 - 1.029   2,276,427          1.75      1.60 - 2.50    20.90 - 22.06
                                  2008   2,424,014     0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
                                  2007   2,901,396     1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                                  2006   3,107,296     1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
Invesco V.I. S&P 500 Index        2010   6,211,524     0.998 - 1.235   7,379,716          1.68      1.55 - 2.60    11.62 - 12.79
  Subaccount                      2009   6,684,139     0.890 - 1.095   7,067,118          2.54      1.55 - 2.60    22.77 - 24.19
                                  2008   6,631,301     0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
                                  2007   6,967,206     1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                                  2006   7,539,294     1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
Invesco V.I. Utilities Subaccount 2010   1,414,907     1.220 - 1.731   2,340,520          3.67      1.55 - 2.65      3.53 - 4.66
                                  2009   1,703,060     1.178 - 1.654   2,716,233          4.58      1.55 - 2.65    11.86 - 13.13
                                  2008   2,120,045     1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                                  2007   2,469,440     1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                                  2006   2,609,332     1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
Invesco V.I. Van Kampen           2010  12,335,955     0.681 - 1.553  15,074,925            --      1.40 - 2.60    16.48 - 18.19
  Capital Growth Subaccount       2009  15,018,782     0.579 - 1.314  15,653,524          0.02      1.40 - 2.60     0.00 - 63.84
                                  2008  17,441,725     0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
                                  2007 157,200,754     0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                                  2006 183,574,207     0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
Invesco V.I. Van Kampen           2010  95,244,297     1.498 - 1.557 145,446,901          1.99      1.40 - 1.90     9.90 - 10.50
   Equity and Income              2009 106,877,677     1.363 - 1.409 148,131,048          2.80      1.40 - 1.90    20.19 - 20.74
  Subaccount                      2008 124,047,368     1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
                                  2007 155,243,293     1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                  2006 159,327,387     1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
Invesco V.I. Van Kampen           2010  22,997,005     1.043 - 1.491  27,619,127          0.21      1.40 - 2.60      2.26 - 3.76
  Government Subaccount           2009  26,434,581     1.019 - 1.437  30,860,900          6.16      1.40 - 2.60   (1.76) - (0.42)
                                  2008  30,065,152     1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
                                  2007  36,097,912     1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                                  2006  36,311,329     1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
Invesco V.I. Van Kampen           2010  95,521,755     1.032 - 1.730 130,864,665          0.11      1.40 - 2.60     9.24 - 10.97
  Growth and Income               2009 114,335,077     0.943 - 1.559 141,710,332          3.64      1.40 - 2.60    21.02 - 22.66
  Subaccount                      2008 135,745,590     0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
                                  2007 171,568,422     1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                                  2006 191,394,053     1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
Invesco V.I. Van Kampen Value     2010   7,468,086     1.057 - 1.638  10,217,449          1.53      1.40 - 2.60    12.79 - 14.15
  Subaccount                      2009   8,970,605     0.927 - 1.442  10,792,318          3.46      1.40 - 2.60    27.63 - 29.21
                                  2008  11,197,020     0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                  2007  14,734,499     1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                  2006  18,091,492     1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
Janus Aspen Enterprise            2010  20,137,778     0.619 - 2.202  17,466,737            --      0.30 - 2.60    22.28 - 25.15
  Subaccount                      2009  24,776,585     0.502 - 1.786  17,035,938            --      0.30 - 2.60    40.68 - 44.00
                                  2008  28,579,786     0.354 - 1.262  13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
                                  2007  32,312,340     0.643 - 2.299  27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                                  2006  37,639,585     0.538 - 1.932  25,719,132            --      0.60 - 2.60     2.48 - 12.66

114

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     ----------- --------------------------- --------------------------------------------------
                                                    UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen Global Technology   2010  10,082,641 0.489 - 2.090     8,113,403            --      1.40 - 2.50    21.32 - 22.89
  Subaccount                    2009  11,535,408 0.400 - 1.711     7,376,909            --      1.40 - 2.50    53.05 - 54.61
                                2008  12,535,710 0.260 - 1.110     4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
                                2007  15,556,567 0.472 - 2.017    10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                                2006  16,742,310 0.395 - 1.688     8,626,487            --      1.40 - 2.45      5.20 - 6.30
Janus Aspen Overseas Subaccount 2010  40,655,745 1.569 - 3.781    91,389,889          0.54      1.25 - 2.50    21.93 - 23.50
                                2009  43,929,512 1.279 - 3.093    79,311,843          0.42      1.25 - 2.50    74.67 - 76.85
                                2008  45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
                                2007  46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                                2006  39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
Janus Aspen Worldwide           2010   1,013,409 0.853 - 1.306     1,072,638          0.50      0.30 - 1.30    14.04 - 15.17
  Subaccount                    2009   1,215,231 0.748 - 1.134     1,081,304          1.30      0.30 - 1.30    35.75 - 36.96
                                2008   1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
                                2007  34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                                2006  39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
LMPVET ClearBridge Variable     2010 443,390,285 0.939 - 1.592   497,935,929          0.13      0.30 - 2.70    21.43 - 24.70
  Aggressive Growth             2009 532,331,659 0.762 - 1.317   486,236,715            --      0.30 - 2.70    30.76 - 34.11
  Subaccount                    2008 622,180,674 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
                                2007 741,329,212 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                                2006 828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
LMPVET ClearBridge Variable     2010 340,812,870 1.118 - 1.654   439,981,790          1.52      0.60 - 2.70     9.69 - 11.88
  Appreciation Subaccount       2009 397,735,990 1.012 - 1.490   463,631,605          2.10      0.60 - 2.70    18.86 - 21.39
                                2008 467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
                                2007 583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                                2006 591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
LMPVET ClearBridge Variable     2010  83,531,091 0.982 - 1.493   103,730,472          0.81      1.30 - 2.70     9.71 - 11.17
  Capital Subaccount            2009  97,741,534 0.895 - 1.343   110,062,798          0.66      1.30 - 2.70    36.43 - 38.45
                                2008 115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                                2007 152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                                2006 183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
LMPVET ClearBridge Variable     2010  40,310,758 0.765 - 1.355    35,905,229          2.74      0.30 - 2.60     9.04 - 11.57
  Dividend Strategy Subaccount  2009  49,502,519 0.694 - 1.235    39,911,756          1.97      0.30 - 2.60    18.92 - 21.69
                                2008  57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
                                2007  71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                                2006  81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
LMPVET ClearBridge Variable     2010 117,810,538 0.896 - 1.362   130,583,106          3.70      0.30 - 2.70     9.14 - 11.90
  Equity Income Builder         2009 135,980,347 0.821 - 1.221   137,170,481          3.17      0.30 - 2.70    19.33 - 22.53
  Subaccount                    2008 156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
                                2007 193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                                2006 206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
LMPVET ClearBridge Variable     2010 360,564,870 1.023 - 3.147   478,128,074          1.65      0.30 - 2.75    13.48 - 16.32
  Fundamental All Cap Value     2009 428,072,804 0.901 - 2.730   494,512,064          1.33      0.30 - 2.75    25.84 - 28.91
  Subaccount                    2008 503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
                                2007 615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                                2006 579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10

115

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                      ----------- ----------------- ----------- --------------------------------------------------
                                                         UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable      2010 107,663,025     0.923 - 1.649 124,995,190          0.11      0.30 - 2.70      6.90 - 9.54
  Large Cap Growth Subaccount    2009 128,748,339     0.856 - 1.510 137,942,475          0.27      0.30 - 2.70    38.57 - 42.03
                                 2008 150,824,586     0.612 - 1.067 115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
                                 2007 188,404,599     0.994 - 1.712 234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                                 2006 232,886,086     0.961 - 1.636 281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
LMPVET ClearBridge Variable      2010 129,276,662     0.981 - 1.787 156,733,252          2.92      0.30 - 2.70      6.61 - 9.13
  Large Cap Value Subaccount     2009 153,410,278     0.920 - 1.643 172,680,085          1.90      0.30 - 2.70    21.21 - 24.09
                                 2008 180,915,479     0.759 - 1.327 166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                                 2007 228,211,487     1.212 - 2.074 330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                                 2006 101,551,259     1.199 - 2.008 156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
LMPVET ClearBridge Variable      2010  39,617,087     1.293 - 1.817  61,152,307            --      1.30 - 2.70    19.30 - 20.96
  Mid Cap Core Subaccount        2009  49,070,208     1.076 - 1.510  62,841,873          0.46      1.30 - 2.70    32.43 - 34.18
                                 2008  57,996,976     0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
                                 2007  71,238,308     1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                                 2006  84,470,972     1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
LMPVET ClearBridge Variable      2010  46,003,583     1.179 - 2.176  71,509,944            --      0.30 - 2.75    21.75 - 24.79
  Small Cap Growth Subaccount    2009  54,202,034     0.962 - 1.770  68,494,048            --      0.30 - 2.75    38.93 - 42.35
                                 2008  59,867,011     0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
                                 2007  71,547,703     1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                                 2006  48,654,073     1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
LMPVET Global Currents           2010  61,423,260     0.668 - 1.459  63,636,148          1.56      0.30 - 2.45      1.25 - 3.43
  Variable International All Cap 2009  72,264,608     0.656 - 1.431  72,976,986          1.16      0.30 - 2.45    25.53 - 28.15
  Opportunity Subaccount         2008  83,125,785     0.519 - 1.132  65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
                                 2007  99,535,027     0.933 - 2.034 140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                                 2006 117,587,244     0.891 - 1.946 158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
LMPVET Investment Counsel        2010  28,992,998     0.953 - 3.142  53,105,312          1.29      0.30 - 2.50     9.32 - 11.87
  Variable Social Awareness      2009  35,265,807     0.862 - 2.837  55,656,183          1.52      0.30 - 2.50    19.84 - 22.47
  Subaccount                     2008  39,745,946     0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
                                 2007  44,597,635     0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                                 2006  49,752,084     0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
LMPVET Variable Lifestyle        2010  69,091,278     1.300 - 1.743  97,750,305          2.91      1.17 - 1.90    12.26 - 13.04
  Allocation 50% Subaccount      2009  82,791,698     1.158 - 1.542 104,008,687          4.97      1.17 - 1.90    29.82 - 30.79
                                 2008 101,668,320     0.892 - 1.179  98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
                                 2007 127,276,506     1.252 - 1.642 171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                                 2006 145,594,514     1.236 - 1.609 193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
LMPVET Variable Lifestyle        2010  44,663,513     1.198 - 1.510  55,155,290          2.03      1.17 - 1.90    12.81 - 13.70
  Allocation 70% Subaccount      2009  52,457,087     1.062 - 1.328  57,089,042          3.47      1.17 - 1.90    30.47 - 31.36
                                 2008  61,066,781     0.814 - 1.011  50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
                                 2007  73,092,932     1.235 - 1.522  91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                                 2006  87,069,481     1.209 - 1.483 106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
LMPVET Variable Lifestyle        2010  28,603,564     1.129 - 1.485  33,646,055          1.57      1.17 - 1.90    13.47 - 14.32
  Allocation 85% Subaccount      2009  33,143,582     0.995 - 1.299  34,156,185          2.32      1.17 - 1.90    30.07 - 30.95
                                 2008  38,462,858     0.765 - 0.992  30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
                                 2007  45,631,090     1.246 - 1.604  58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                                 2006  53,182,538     1.229 - 1.570  66,724,256          0.99      1.17 - 1.90      7.43 - 8.20

116

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Western Asset Variable  2010  17,792,059     0.916 - 1.075  17,278,232          1.08      0.30 - 2.70      6.21 - 8.92
  Adjustable Rate Income       2009  19,371,479     0.861 - 0.987  17,529,423          1.87      0.30 - 2.70    14.32 - 17.08
  Subaccount                   2008  21,578,202     0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
                               2007  30,126,619     0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                               2006  35,144,629     0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
LMPVIT Western Asset Variable  2010  22,243,748     1.190 - 1.590  31,610,349          3.49      1.30 - 2.60     8.68 - 10.06
  Diversified Strategic Income 2009  26,699,119     1.093 - 1.445  34,599,462          5.05      1.30 - 2.60    16.24 - 17.83
  Subaccount                   2008  31,595,735     0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
                               2007  41,508,754     1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                               2006  50,158,783     1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
LMPVIT Western Asset Variable  2010   8,965,094     1.215 - 1.954  14,183,211          8.24      1.40 - 2.60    12.05 - 13.34
  Global High Yield Bond       2009  10,569,292     1.082 - 1.724  14,895,212         10.68      1.40 - 2.60    51.46 - 53.38
  Subaccount                   2008  11,006,706     0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
                               2007  13,236,960     1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                               2006  14,752,622     1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
LMPVIT Western Asset Variable  2010  85,709,100     1.322 - 2.329 144,770,864          9.24      0.30 - 2.70    13.47 - 16.27
  High Income Subaccount       2009 102,925,900     1.155 - 2.020 151,238,219         11.51      0.30 - 2.70    55.73 - 59.42
                               2008 123,565,072     0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
                               2007 159,566,246     1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                               2006 184,544,851     1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
LMPVIT Western Asset Variable  2010  25,454,040     1.077 - 1.646  33,724,247          2.70      1.40 - 2.60     9.02 - 10.25
  Strategic Bond Subaccount    2009  28,485,160     0.985 - 1.493  34,243,010          4.57      1.40 - 2.60    18.59 - 20.11
                               2008  29,886,687     0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
                               2007  36,686,427     1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                               2006  39,934,855     1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
MIST American Funds Balanced   2010   2,241,816     0.992 - 1.019   2,255,436          0.76      0.30 - 1.30    10.71 - 11.86
  Allocation Subaccount        2009   1,066,350     0.896 - 0.911     966,059            --      0.30 - 1.30    27.64 - 28.85
  (Commenced 4/28/2008)        2008     460,585     0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth     2010   2,314,410     0.944 - 0.969   2,214,066          0.55      0.30 - 1.30    12.11 - 13.07
  Allocation Subaccount        2009     860,371     0.842 - 0.857     733,008            --      0.30 - 1.30    32.18 - 33.70
   (Commenced 4/28/2008)       2008     361,073     0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds Moderate   2010   1,184,260     1.017 - 1.044   1,220,961          1.32      0.30 - 1.30      8.54 - 9.55
  Allocation Subaccount        2009     664,781     0.937 - 0.953     628,194            --      0.30 - 1.30    21.85 - 22.97
  (Commenced 4/28/2008)        2008     127,658     0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth and   2010  13,146,573    1.120 - 21.512 266,748,724          1.45      1.00 - 1.65    11.78 - 12.58
  Income Subaccount            2009  14,486,682    1.002 - 19.108 261,765,961          2.26      1.00 - 1.65    20.00 - 20.68
  (Commenced 5/1/2006)         2008  15,925,617    0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
                               2007  18,277,607    1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
                               2006  21,299,043    1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield      2010  72,671,332     1.176 - 7.557 150,232,781          5.46      0.19 - 2.75    12.17 - 15.88
  Subaccount                   2009  52,060,128     1.099 - 6.584 105,877,776          5.75      0.19 - 2.65    42.84 - 46.92
  (Commenced 5/1/2006)         2008  55,599,982     0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456     1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
                               2006  45,095,489     1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST BlackRock Large Cap        2010  54,907,593     0.789 - 1.453  54,941,051          1.24      0.30 - 2.75     9.44 - 12.18
  Core Subaccount               2009  63,249,054     0.712 - 1.314  56,574,643          1.44      0.30 - 2.75    15.99 - 18.86
  (Commenced 5/1/2006)          2008  71,441,239     0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
                                2007  85,113,395     0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
                                2006 101,594,807     0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real Estate 2010  89,036,157     0.848 - 2.263  86,851,730          8.52      0.30 - 2.75    13.07 - 15.96
  Subaccount                    2009  98,568,292     0.750 - 1.979  84,648,075          3.61      0.30 - 2.75    31.31 - 34.81
                                2008 105,420,478     0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
                                2007 124,374,407     1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
                                2006 139,168,963     1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
MIST Dreman Small Cap Value     2010  11,051,153     1.161 - 1.530  15,942,525          0.88      0.30 - 2.70    16.33 - 19.24
  Subaccount                    2009  11,126,251     0.984 - 1.296  13,676,299          0.92      0.30 - 2.70    25.72 - 28.66
  (Commenced 5/1/2006)          2008  11,190,143     0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
                                2007  10,129,896     1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
                                2006   6,819,826     1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2010  59,047,438     1.130 - 2.048  89,505,876          2.13      0.30 - 2.70    13.54 - 16.31
  International Subaccount      2009  65,954,572     0.986 - 1.786  86,620,909          8.30      0.30 - 2.70    51.28 - 55.03
  (Commenced 5/1/2006)          2008  73,645,655     0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
                                2007  89,021,152     1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
                                2006  97,474,617     1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Invesco Small Cap Growth   2010   8,936,088     1.118 - 1.974  13,490,846            --      0.30 - 2.70    16.36 - 26.09
  Subaccount                    2009   7,370,837     0.907 - 1.169   8,271,522            --      0.30 - 2.70    30.71 - 33.87
  (Commenced 5/1/2006)          2008   6,688,902     0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
                                2007   4,965,688     1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
                                2006   3,177,286     1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Janus Forty Subaccount     2010 130,954,529     0.743 - 7.751 563,298,004          1.83      0.30 - 2.75      6.69 - 9.36
  (Commenced 5/1/2006)          2009 178,453,861     0.690 - 7.156 617,906,720            --      0.30 - 2.75    39.33 - 42.78
                                2008 184,741,781     0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
                                2007 191,666,259     0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
                                2006 214,476,771     0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap             2010  55,785,950     1.026 - 2.677  94,335,966          1.07      0.30 - 2.65    19.63 - 22.86
  Subaccount                    2009  64,642,037     0.855 - 2.185  90,411,267          1.37      0.30 - 2.65    33.13 - 36.70
  (Commenced 4/30/2007)         2008  69,717,278     0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
                                2007   5,965,059     1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge     2010     243,732     0.763 - 0.843     194,775            --      0.30 - 1.30    22.08 - 23.43
  Aggressive Growth Subaccount  2009     206,409     0.625 - 0.683     138,656            --      0.30 - 1.30    31.30 - 32.62
  (Commenced 4/28/2008)         2008     103,980     0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Value Equity    2010   6,077,562     0.617 - 0.707   3,871,329          2.19      0.30 - 2.60      4.58 - 7.12
  Subaccount                    2009   7,082,207     0.590 - 0.660   4,295,464          1.79      0.30 - 2.60    34.40 - 37.50
                                2008   9,703,866     0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
                                2007   8,033,958     0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
                                2006   8,080,451     1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
MIST Loomis Sayles Global       2010  33,062,109     1.736 - 5.212 169,859,208          3.48      0.30 - 1.65    20.39 - 22.05
  Markets Subaccount            2009  43,268,117     1.440 - 4.312 166,789,133          2.44      0.30 - 1.65    38.65 - 40.52
  (Commenced 4/30/2007)         2008  46,805,268     1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
                                2007  52,358,564     1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Bond          2010  40,480,659     1.372 - 2.217  69,771,604          6.51      0.30 - 2.65    10.20 - 12.86
  Debenture Subaccount         2009  45,437,764     1.245 - 1.982  70,758,842          7.78      0.30 - 2.65    33.50 - 36.72
  (Commenced 5/1/2006)         2008  50,357,034     0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
                               2007  60,470,520     1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
                               2006  63,399,577     1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and    2010 153,267,618     0.877 - 5.230 148,207,202          1.06      0.30 - 2.70    13.90 - 16.69
  Income Subaccount            2009 178,302,083     0.770 - 4.000 149,934,901          2.27      0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476     0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828     1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
                               2006 191,555,885     1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
MIST Lord Abbett Mid Cap       2010  59,583,746     0.934 - 1.350  59,037,980          0.62      0.30 - 2.70    22.09 - 25.23
  Value Subaccount             2009  70,579,098     0.765 - 1.078  56,795,766          2.21      0.30 - 2.70    23.15 - 26.08
                               2008  80,119,831     0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
                               2007  94,328,307     1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
                               2006   4,978,445     1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
MIST Met/Eaton Vance Floating  2010     711,474     1.014 - 1.020     725,074            --      1.70 - 2.60      1.44 - 2.04
  Rate Subaccount
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual       2010     849,530     0.867 - 0.883     745,697            --      1.70 - 2.35      8.38 - 9.15
  Shares Subaccount            2009     658,147     0.800 - 0.809     530,058            --      1.70 - 2.35    21.95 - 22.76
  (Commenced 4/28/2008)        2008     386,422     0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth      2010  31,582,017     0.908 - 1.449  36,594,907            --      1.30 - 2.60    10.07 - 11.55
  Subaccount
  (Commenced 5/3/2010)
MIST MetLife Balanced Strategy 2010  21,057,825     1.046 - 1.196  24,508,815          2.15      1.55 - 2.65    10.62 - 11.78
  Subaccount                   2009  23,223,388     0.944 - 1.070  24,265,282            --      1.55 - 2.65    22.33 - 23.27
  (Commenced 5/4/2009)
MIST MetLife Growth Strategy   2010  18,635,211     1.060 - 1.231  22,297,948          1.78      1.55 - 2.55    12.60 - 13.67
  Subaccount                   2009  22,113,186     0.941 - 1.083  23,350,459            --      1.55 - 2.55    26.14 - 27.11
  (Commenced 5/4/2009)
MIST MetLife Moderate Strategy 2010  13,603,309     1.092 - 1.231  16,268,189          2.50      1.55 - 2.55     9.64 - 10.60
  Subaccount                   2009  13,266,871     0.996 - 1.113  14,418,041            --      1.55 - 2.55    20.11 - 20.98
  (Commenced 5/4/2009)
MIST MFS Emerging Markets      2010  40,055,591     1.536 - 3.875 113,623,154          1.14      0.30 - 2.75    20.34 - 23.67
  Equity Subaccount            2009  45,575,766     1.276 - 3.195 106,330,059          1.85      0.30 - 2.75    64.38 - 68.59
  (Commenced 4/30/2007)        2008  49,186,008     0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
                               2007  22,838,831     2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research              2010  48,036,599     1.127 - 1.981  71,851,431          1.78      0.30 - 2.65     8.52 - 11.02
  International Subaccount     2009  57,249,025     1.038 - 1.809  77,964,871          3.25      0.30 - 2.65    28.09 - 31.20
                               2008  65,026,844     0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
                               2007  57,544,188     1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
                               2006   5,651,436     1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Morgan Stanley Mid Cap   2010  11,758,200     0.973 - 2.657  18,023,005          0.12      0.30 - 2.60    28.69 - 31.65
  Growth Subaccount           2009  15,136,307     0.750 - 2.045  17,892,218          0.01      0.30 - 2.60    53.24 - 56.78
                              2008  16,241,619     0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
                              2007   3,986,582     1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
                              2006   4,406,247     1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
MIST Oppenheimer Capital      2010 370,415,704     0.840 - 0.960 324,669,577          0.67      0.30 - 2.65      6.57 - 9.34
  Appreciation Subaccount     2009 431,970,938     0.779 - 0.878 351,416,197            --      0.30 - 2.65    39.93 - 43.70
  (Commenced 5/1/2006)        2008 458,261,491     0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
                              2007  26,945,381     1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
                              2006  25,498,695     1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation          2010  84,809,882     1.150 - 1.410 110,311,164          2.54      0.30 - 2.75      5.00 - 7.67
  Protected Bond Subaccount   2009  85,594,721     1.092 - 1.323 104,939,462          3.81      0.30 - 2.75    14.94 - 18.00
                              2008  84,875,080     0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
                              2007  73,914,152     1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
                              2006   4,512,924     0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
MIST PIMCO Total Return       2010 285,034,968     1.279 - 1.854 430,615,868          3.67      0.30 - 2.70      5.25 - 7.89
  Subaccount                  2009 309,041,939     1.213 - 1.724 437,011,528          0.57      0.30 - 2.70    10.87 - 16.13
                              2008  20,657,165     1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
                              2007  17,237,540     1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
                              2006  15,842,977     1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
MIST Pioneer Fund Subaccount  2010  30,744,777     0.885 - 1.940  48,832,317          0.94      0.30 - 2.60    13.24 - 15.84
  (Commenced 5/1/2006)        2009  35,071,315     0.778 - 1.690  48,615,076          1.01      0.30 - 2.60    20.72 - 26.30
                              2008  16,387,552     0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
                              2007  18,642,832     1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006  21,298,211     0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income 2010 163,592,465     1.280 - 2.659 266,557,264          5.15      0.30 - 2.75     8.94 - 11.80
  Subaccount                  2009 167,562,465     1.174 - 2.399 249,602,835          4.51      0.30 - 2.75    22.59 - 32.67
  (Commenced 5/1/2006)        2008 132,562,461     0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
                              2007 137,915,159     1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
                              2006 139,920,997     1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST RCM Technology           2010   1,999,423     1.137 - 1.417   2,724,803            --      1.55 - 2.65    23.05 - 24.41
  Subaccount
  (Commenced 5/3/2010)
MIST SSgA Growth and          2010 110,185,544             1.148 126,498,036          1.37             1.25            10.81
  Income ETF Subaccount       2009 118,121,815             1.036 122,341,279          2.14             1.25            23.33
  (Commenced 11/14/2005 and   2008 130,577,256             0.840 109,653,164          1.90             1.25           (25.99)
  began transactions in 2006) 2007 147,441,601             1.135 167,304,437            --             1.25             4.13
                              2006 158,709,583             1.090 173,013,019          1.47             1.25             9.00
MIST SSgA Growth ETF          2010 142,607,091             1.100 156,916,020          1.53             1.25            12.70
  Subaccount                  2009 151,971,206             0.976 148,328,139          1.93             1.25            27.42
  (Commenced 11/14/2005 and   2008 161,274,026             0.766 123,461,622          1.56             1.25           (33.74)
  began transactions in 2006) 2007 175,301,265             1.156 202,730,917            --             1.25             4.24
                              2006 181,206,750             1.109 200,905,447          1.09             1.25            10.90
MIST T. Rowe Price Mid Cap    2010   2,637,941     0.931 - 1.637   3,627,883            --      1.55 - 2.65    24.40 - 25.73
  Growth Subaccount           2009   2,174,650     0.755 - 1.302   2,536,266            --      1.55 - 2.65    29.50 - 43.23
  (Commenced 4/28/2008)       2008   1,198,311     0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ----------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ----------- ----------------- ----------- ------------- ---------------- -------------------
MIST Third Avenue Small Cap 2010 118,085,929     0.946 - 1.914 155,522,778          1.21      0.30 - 2.70    16.75 - 19.59
  Value Subaccount          2009 135,415,681     0.810 - 1.619 149,634,615          1.19      0.30 - 2.70    23.10 - 26.11
  (Commenced 5/1/2006)      2008 150,325,118     0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
                            2007 177,121,221     0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
                            2006  63,225,110     1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap Growth  2010   1,767,559     1.330 - 1.717   2,845,882            --      1.55 - 2.65    23.84 - 25.24
  Subaccount                2009   2,403,026     1.074 - 1.371   3,118,333            --      1.55 - 2.65    43.39 - 44.93
  (Commenced 4/28/2008)     2008   2,586,292     0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock    2010 178,757,353     0.934 - 1.568 225,341,481          1.58      0.30 - 2.75    11.79 - 14.51
  Subaccount                2009 212,159,391     0.834 - 1.373 237,036,843          0.01      0.30 - 2.75    23.19 - 31.15
                            2008     938,859     0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
                            2007   1,286,953     1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
                            2006   1,279,856     1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
Morgan Stanley Capital      2010     877,893     1.404 - 1.780   1,463,366            --      1.60 - 2.60    24.13 - 25.44
  Opportunities Subaccount  2009     921,618     1.128 - 1.419   1,228,624          0.12      1.60 - 2.60    66.53 - 68.13
                            2008     938,169     0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
                            2007   1,543,165     1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                            2006   1,027,015     1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
MSF Barclays Capital        2010  51,647,712     1.235 - 2.347 111,235,771          3.84      0.30 - 1.40      4.57 - 5.75
  Aggregate Bond            2009  62,894,452     1.181 - 2.241 124,909,151          6.40      0.30 - 1.40      3.69 - 4.85
  Index Subaccount          2008  71,329,220     1.139 - 2.158 135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)    2007  85,048,945     1.090 - 2.062 154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive    2010 116,770,017     0.602 - 1.655 114,976,088            --      0.30 - 2.70    12.16 - 14.83
  Growth Subaccount         2009 136,340,583     0.533 - 1.463 118,461,145          0.07      0.30 - 2.70    45.36 - 48.77
  (Commenced 5/1/2006)      2008 154,809,818     0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
                            2007 185,128,306     0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
                            2006 221,481,261     0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income   2010 225,736,980     1.021 - 1.930 291,924,540          3.97      0.30 - 2.75      5.26 - 8.01
  Subaccount                2009 254,242,025     0.970 - 1.805 310,155,879          6.84      0.30 - 2.75      5.70 - 9.11
  (Commenced 5/1/2006)      2008 265,533,848     0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
                            2007 316,222,898     1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
                            2006 358,237,572     1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified   2010 118,061,128     1.037 - 2.464 263,504,413          1.96      0.30 - 2.65      6.47 - 9.35
  Subaccount                2009 141,009,077     0.974 - 5.481 281,893,639          2.89      0.30 - 2.65    13.92 - 18.94
  (Commenced 4/30/2007)     2008  68,632,597     0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
                            2007  72,810,413     1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap     2010  15,747,692     0.839 - 1.214  17,609,264          0.86      0.30 - 2.65      6.10 - 8.59
  Value Subaccount          2009  18,388,146     0.790 - 1.118  19,257,470          1.36      0.30 - 2.65     8.19 - 10.69
  (Commenced 4/28/2008)     2008  18,738,894     0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large  2010 232,943,584     0.708 - 3.369 268,487,543          0.24      0.30 - 2.75    16.47 - 19.49
  Cap Growth Subaccount     2009 278,436,667     0.600 - 2.847 269,927,201            --      0.30 - 2.75    28.38 - 30.51
  (Commenced 4/28/2008)     2008       8,268             2.335      19,311            --             0.30           (34.82)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ----------- ----------------- ----------- --------------------------------------------------
                                                      UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Money           2010 390,620,368     0.967 - 1.837 442,249,891          0.01      0.30 - 2.75    (2.77) - 0.55
  Market Subaccount           2009 292,409,144     1.000 - 1.866 335,600,209          0.45      0.30 - 2.75    (2.34) - 0.09
  (Commenced 5/1/2006)        2008 380,710,006     1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
                              2007 296,236,103     1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
                              2006 226,079,051     0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Davis Venture Value       2010  39,290,500     0.902 - 1.341  46,053,005          0.99      0.30 - 2.75     8.80 - 11.64
  Subaccount                  2009  46,272,413     0.820 - 1.219  49,036,833          1.55      0.30 - 2.75    28.12 - 31.64
  (Commenced 4/28/2008)       2008  50,458,028     0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders          2010  77,016,714     0.884 - 1.684  99,325,424          1.56      0.30 - 2.65    11.26 - 14.05
  Subaccount                  2009  90,780,311     0.790 - 1.492 103,755,815          2.82      0.30 - 2.65    18.31 - 21.34
  (Commenced 5/1/2006)        2008 105,348,325     0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
                              2007 122,428,834     1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
                              2006 144,737,748     1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth           2010  76,713,717     0.540 - 1.500  56,595,399          0.46      0.30 - 2.60     8.51 - 10.94
  Subaccount                  2009  92,196,381     0.492 - 1.368  61,763,702          0.04      0.30 - 2.60    36.00 - 39.13
  (Commenced 4/28/2008)       2008 110,066,602     0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small       2010     192,214     2.925 - 3.399     628,433            --      1.70 - 2.60    23.94 - 25.06
  Cap Core Subaccount         2009     123,912     2.398 - 2.718     325,388            --      1.70 - 2.50    26.14 - 26.77
  (Commenced 5/4/2009)
MSF Met/Artisan Mid Cap Value 2010   1,029,255     2.069 - 2.183   2,194,400            --      1.40 - 2.10    14.63 - 15.44
  Subaccount
  (Commenced 5/3/2010)
MSF Met/Dimensional           2010      63,743     1.684 - 1.713     108,458          1.23      1.70 - 2.50    19.60 - 20.55
  International Small Company 2009      53,278     1.408 - 1.421      75,431            --      1.70 - 2.50    38.45 - 39.18
  Subaccount
  (Commenced 5/4/2009)
MSF MetLife Aggressive        2010  56,329,423     0.888 - 1.023  55,743,047          1.07      0.30 - 2.60    12.69 - 15.33
  Allocation Subaccount       2009  66,763,928     0.788 - 0.887  57,912,078          2.17      0.30 - 2.60    28.08 - 31.02
  (Commenced 11/14/2005 and   2008  65,363,759     0.615 - 0.677  43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  began transactions in 2006) 2007  68,089,229     1.060 - 1.146  77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
                              2006   8,380,176     1.053 - 1.124   8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
MSF MetLife Conservative      2010  32,850,961     1.114 - 1.255  38,552,233          3.77      0.30 - 2.70      7.12 - 9.70
  Allocation Subaccount       2009  30,329,127     1.040 - 1.144  32,861,250          3.10      0.30 - 2.70    17.38 - 20.17
  (Commenced 11/14/2005 and   2008  26,245,707     0.886 - 0.952  23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  began transactions in 2006) 2007  15,892,326     1.067 - 1.116  17,241,806            --      0.30 - 2.50    (0.09) - 5.28
                              2006   6,328,313     1.036 - 1.060   6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
MSF MetLife Conservative to   2010  81,246,395     1.062 - 1.207  92,534,789          3.47      0.30 - 2.65     8.59 - 11.14
  Moderate Allocation         2009  86,062,934     0.983 - 1.086  89,073,057          3.32      0.30 - 2.50    20.61 - 23.27
  Subaccount                  2008  89,863,744     0.815 - 0.881  76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  (Commenced 11/14/2005 and   2007  93,106,882     1.067 - 1.127 102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  began transactions in 2006) 2006  10,121,656     1.043 - 1.078  10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
MSF MetLife Mid Cap Stock     2010   6,949,687             1.137   7,903,300          1.00             1.25            24.67
  Index Subaccount            2009   6,859,089             0.912   6,254,414          1.77             1.25            35.31
  (Commenced 5/1/2006)        2008   6,459,837             0.674   4,353,823          1.37             1.25           (36.95)
                              2007   5,333,803             1.069   5,703,436          0.72             1.25             6.37
                              2006   2,799,148             1.005   2,811,968            --             1.25             0.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------- --------------------------- --------------------------------------------------
                                                  UNIT VALUE               INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                   LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ----------- ------------- ------------- ------------- ---------------- -------------------
MSF MetLife Moderate          2010 393,118,303 0.999 - 1.154   427,765,478          2.63      0.30 - 2.75    10.02 - 12.81
  Allocation Subaccount       2009 422,006,805 0.908 - 1.023   411,199,938          3.02      0.30 - 2.75    23.17 - 26.14
  (Commenced 11/14/2005 and   2008 448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  began transactions in 2006) 2007 479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
                              2006  42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
MSF MetLife Moderate to       2010 343,766,439 0.944 - 1.097   359,791,293          2.21      0.30 - 2.65    11.72 - 14.39
  Aggressive Allocation       2009 385,002,457 0.845 - 0.959   356,369,177          2.58      0.30 - 2.65    25.71 - 28.72
  Subaccount                  2008 401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  (Commenced 11/14/2005 and   2007 442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  began transactions in 2006) 2006  41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
MSF MetLife Stock Index       2010 752,977,742 0.788 - 2.078   807,958,649          1.80      0.28 - 3.50    10.69 - 14.51
  Subaccount                  2009 956,309,555 0.696 - 1.820   894,068,941          1.48      0.28 - 3.50    22.80 - 28.15
  (Commenced 5/1/2006)        2008 491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
                              2007 531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
                              2006   3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return          2010 365,263,272 0.904 - 2.829   594,788,580          2.94      0.30 - 2.75      6.82 - 9.55
  Subaccount                  2009 424,517,109 0.846 - 2.605   636,362,549          4.24      0.30 - 2.75    15.10 - 18.01
  (Commenced 5/1/2006)        2008 485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
                              2007 592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
                              2006 660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount      2010  55,157,576 1.119 - 1.602    73,901,755          1.45      0.30 - 2.70     8.31 - 11.16
  (Commenced 5/1/2006)        2009  58,644,242 1.024 - 1.470    71,463,612            --      0.30 - 2.70    17.51 - 20.39
                              2008  62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
                              2007  61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006  58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE       2010  39,250,929 0.910 - 2.164    72,320,627          2.90      0.30 - 1.60      6.56 - 7.83
  Index Subaccount            2009  48,947,939 0.854 - 2.025    81,732,457          4.32      0.30 - 1.60    26.52 - 28.27
  (Commenced 5/1/2006)        2008  52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
                              2007  61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
                              2006      73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman Mid      2010  11,259,940 1.138 - 2.411    18,962,920          0.86      1.40 - 2.60    23.08 - 24.51
  Cap Value Subaccount        2009  13,067,556 0.922 - 1.586    17,694,207          1.60      1.40 - 2.60    44.25 - 46.12
  (Commenced 4/30/2007)       2008  15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
                              2007  18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global Equity 2010 355,293,700 0.959 - 1.863   371,423,984          1.52      0.30 - 2.70    12.45 - 16.53
  Subaccount                  2009 410,567,773 0.849 - 1.589   374,398,305          2.51      0.30 - 2.70    36.04 - 40.00
  (Commenced 5/1/2006)        2008 448,654,570 0.623 - 1.146   295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
                              2007 494,911,133 1.078 - 1.959   557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
                              2006 522,236,566 1.043 - 1.062   549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index        2010  41,489,141 1.329 - 2.988   109,316,701          1.17      0.30 - 1.65    24.90 - 26.48
  Subaccount                  2009  52,166,793 1.064 - 2.384   102,896,929          2.08      0.30 - 1.65    23.86 - 25.64
  (Commenced 4/30/2007)       2008  54,971,926 0.859 - 1.916    87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
                              2007  60,356,432 1.309 - 2.917   146,529,196            --      0.30 - 1.65   (7.89) - (0.63)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                    ----------- ----------------- ----------- --------------------------------------------------
                                                       UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------------- ----------- ------------- ---------------- -------------------
MSF T. Rowe Price Large Cap    2010  45,753,740     1.009 - 1.613  48,700,718          0.07      0.30 - 2.65    13.72 - 16.38
  Growth Subaccount            2009  53,594,235     0.887 - 1.386  49,610,845          0.34      0.30 - 2.65    39.25 - 42.59
  (Commenced 5/1/2006)         2008  59,778,256     0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
                               2007  64,027,839     1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
                               2006  72,617,849     1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap    2010  76,912,938     1.033 - 1.996 105,806,004            --      0.30 - 2.65    31.04 - 34.21
  Growth Subaccount            2009  84,858,983     0.788 - 1.491  87,765,568          0.06      0.30 - 2.65    34.93 - 38.25
  (Commenced 4/28/2008)        2008  91,237,701     0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management   2010   3,494,208     2.286 - 2.523   8,424,280          6.37      1.17 - 1.45    11.08 - 11.45
  Strategic Bond Opportunities 2009   3,762,287     2.058 - 2.267   8,142,474          6.88      1.17 - 1.45    30.34 - 30.64
  Subaccount                   2008   4,192,426     1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  (Commenced 5/1/2006)         2007   4,659,891     1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
                               2006   5,511,825     1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management   2010 125,335,567     1.040 - 2.422 173,254,111          2.75      0.15 - 2.45      3.23 - 5.63
  U.S. Government Subaccount   2009 140,576,689     1.004 - 2.314 185,790,047          4.76      0.15 - 2.45      1.78 - 4.15
  (Commenced 11/14/2005 and    2008 165,146,188     1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  began transactions in 2006)  2007  85,176,942     1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
                               2006  93,487,936     1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
Pioneer VCT Bond Subaccount    2010  22,005,335     1.271 - 1.322  28,692,304          4.69      1.50 - 2.75      6.01 - 7.32
  (Commenced 2/14/2005 and     2009  22,861,075     1.199 - 1.232  27,892,198          5.31      1.50 - 2.75    14.08 - 15.57
  began transactions in 2007)  2008  22,163,097     1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
                               2007  19,594,381     1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
Pioneer VCT Cullen Value       2010  13,452,820     1.005 - 1.071  14,111,087          0.59      1.50 - 2.75      6.31 - 7.64
  Subaccount                   2009  14,948,808     0.944 - 0.995  14,626,585          0.78      1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008     0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835     1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
                               2006  11,247,180     1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
Pioneer VCT Emerging Markets   2010   8,376,046     1.864 - 3.582  26,221,434          0.31      1.50 - 2.75    12.48 - 13.89
  Subaccount                   2009   9,315,020     1.650 - 3.147  25,836,006          0.89      1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485     0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959     2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006   8,408,497     1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
Pioneer VCT Equity Income      2010  14,712,580     1.092 - 1.534  21,292,601          2.05      1.50 - 2.60    16.21 - 17.49
  Subaccount                   2009  16,094,477     0.910 - 1.307  19,818,006          3.08      1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498     0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961     1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006  21,474,930     1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
Pioneer VCT Fund Subaccount    2010  21,614,988     1.108 - 1.479  29,482,803          1.10      1.40 - 2.65    12.65 - 14.12
                               2009  24,462,769     0.975 - 1.298  29,315,550          1.55      1.40 - 2.65    21.57 - 23.12
                               2008  29,416,956     0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                               2007  35,397,790     1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                               2006  26,477,150     1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
Pioneer VCT Ibbotson Growth    2010 221,599,749     0.986 - 1.164 246,699,062          1.91      1.50 - 2.90    11.41 - 13.12
  Allocation Subaccount        2009 235,330,904     0.885 - 1.029 233,598,663          2.51      1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098     0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637     1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
                               2006 126,729,579     1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ----------- ----------------- ----------- --------------------------------------------------
                                                        UNIT VALUE             INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2010 119,014,176     1.018 - 1.175 134,202,065          2.54      1.50 - 2.90    10.65 - 12.23
  Allocation Subaccount         2009 127,523,679     0.920 - 1.047 129,177,322          3.43      1.50 - 2.90    27.74 - 29.49
                                2008 131,739,676     0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
                                2007 128,084,206     1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
                                2006  86,309,793     1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
Pioneer VCT Mid Cap Value       2010  27,106,926     1.205 - 1.801  43,769,962          0.89      1.40 - 2.75    14.65 - 16.27
  Subaccount                    2009  31,686,148     0.946 - 1.551  43,949,273          1.29      1.40 - 2.75    21.93 - 23.45
                                2008  36,082,317     0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
                                2007  42,880,338     1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006  41,251,442     1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
Pioneer VCT Real Estate Shares  2010   8,080,999     1.242 - 2.025  15,025,737          2.45      1.50 - 2.60    25.25 - 26.68
  Subaccount                    2009   8,382,574     0.960 - 1.600  12,313,902          4.45      1.50 - 2.60    28.17 - 29.57
                                2008   8,720,284     0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
                                2007   9,621,836     1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006  10,809,247     1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
UIF Capital Growth Subaccount   2010   7,852,817     0.862 - 1.806   9,543,702          0.12      1.40 - 2.60    19.72 - 21.27
                                2009   9,106,525     0.714 - 1.498   9,168,364            --      1.40 - 2.60    61.13 - 63.27
                                2008  10,817,955     0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007  13,918,589     0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006  15,038,110     0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
UIF U.S. Real Estate Subaccount 2010  16,338,780     1.263 - 1.299  20,965,294          2.17      1.40 - 1.90    27.45 - 28.11
                                2009  20,079,803     0.991 - 1.014  20,149,396          3.29      1.40 - 1.90    25.92 - 26.59
                                2008  21,716,459     0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
                                2007  25,452,950     1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006  26,061,240     1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
Wells Fargo VT Small Cap        2010   2,391,673     1.482 - 2.269   4,028,620          1.51      0.30 - 1.85    15.16 - 16.95
  Value Subaccount              2009   2,853,960     1.280 - 1.947   4,195,513          1.23      0.30 - 1.85    57.11 - 59.59
                                2008   2,939,820     0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
                                2007   3,380,492     1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
                                2006   4,426,775     1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
 The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     ALLIANCEBERNSTEIN GLOBAL
                                  ALGER CAPITAL APPRECIATION                  THEMATIC GROWTH             AMERICAN FUNDS BOND
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             2,568,654      2,726,355    1,859,710           1,967,504     5,354,874         1,707,759
Units issued and transferred
  from other funding options          378,839        635,750       67,315             539,364     3,203,628         4,925,075
Units redeemed and transferred to
  other funding options              (839,082)      (793,451)    (381,661)           (647,158)   (1,929,428)       (1,277,960)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   2,108,411      2,568,654    1,545,364           1,859,710     6,629,074         5,354,874
                                  ============== ============== ============ =================== ============= =================

                                              AMERICAN FUNDS              CREDIT SUISSE TRUST
                                               GROWTH-INCOME    INTERNATIONAL EQUITY FLEX III    DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010             2009 (a)         2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year           305,682,875    341,874,694    1,019,821                  --    11,809,419        13,377,371
Units issued and transferred
  from other funding options       14,097,977     19,861,178      120,858           1,020,193     1,318,201         1,307,264
Units redeemed and transferred to
  other funding options           (53,684,920)   (56,042,741)     (79,757)               (372)   (2,630,207)       (2,875,120)
Annuity units                          (9,960)       (10,256)          --                  --           (93)              (96)
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                 266,085,972    305,682,875    1,060,922           1,019,821    10,497,320        11,809,419
                                  ============== ============== ============ =================== ============= =================

                                  DWSII DREMAN SMALL MID CAP                                        DWSII GOVERNMENT & AGENCY
                                                       VALUE            DWSII GLOBAL THEMATIC                      SECURITIES
                                                  SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- -------------------------------- -------------------------------
                                         2010           2009         2010                2009          2010              2009
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units beginning of year             6,769,158      7,699,706    3,417,264           3,883,900     5,472,346         7,027,315
Units issued and transferred
  from other funding options          271,638        721,536      247,409             430,732       792,647         1,916,845
Units redeemed and transferred to
  other funding options            (1,491,492)    (1,652,084)    (769,644)           (897,368)   (1,571,651)       (3,471,814)
Annuity units                              --             --           --                  --            --                --
                                  -------------- -------------- ------------ ------------------- ------------- -----------------
Units end of year                   5,549,304      6,769,158    2,895,029           3,417,264     4,693,342         5,472,346
                                  ============== ============== ============ =================== ============= =================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                             AMERICAN FUNDS
AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
       2010             2009          2010             2009           2010           2009
-------------- ---------------- ------------- ---------------- -------------- --------------
130,525,259      148,315,752     1,997,395          638,633    323,767,342    359,615,200
 10,765,450       13,121,160     1,243,457        1,770,996     20,613,179     29,804,962
(26,042,521)     (30,904,150)     (605,241)        (412,234)   (62,363,447)   (65,637,716)
     (7,285)          (7,503)           --               --        (14,661)       (15,104)
-------------- ---------------- ------------- ---------------- -------------- --------------
115,240,903      130,525,259     2,635,611        1,997,395    282,002,413    323,767,342
============== ================ ============= ================ ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH            DWSI CAPITAL GROWTH           DWSI HEALTH CARE
                  SUBACCOUNT                     SUBACCOUNT                 SUBACCOUNT
------------------------------- --------------------------- --------------------------
      2010              2009          2010          2009         2010          2009
------------- ----------------- ------------- ------------- ------------ -------------
   574,094           582,742     8,917,378    10,177,735    2,380,096     3,239,205
    10,491            48,318       223,817     1,044,047      162,665       516,084
  (103,708)          (56,966)   (1,720,309)   (2,304,404)    (339,757)   (1,375,193)
        --                --            --            --           --            --
------------- ----------------- ------------- ------------- ------------ -------------
   480,877           574,094     7,420,886     8,917,378    2,203,004     2,380,096
============= ================= ============= ============= ============ =============

                              FIDELITY VIP DYNAMIC CAPITAL
   FIDELITY VIP CONTRAFUND                    APPRECIATION    FIDELITY VIP EQUITY-INCOME
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009          2010              2009           2010           2009
-------------- -------------- ------------- ----------------- -------------- --------------
181,273,642    193,501,420     2,259,227         2,474,553    108,541,676    115,661,779
 15,737,799     22,068,618       317,045           127,581      7,103,254     10,367,230
(36,192,976)   (34,286,786)     (775,924)         (342,907)   (28,131,502)   (17,470,189)
     (9,317)        (9,610)           --                --        (16,168)       (17,144)
-------------- -------------- ------------- ----------------- -------------- --------------
160,809,148    181,273,642     1,800,348         2,259,227     87,497,260    108,541,676
============== ============== ============= ================= ============== ==============

127

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                               FTVIPT FRANKLIN INCOME
                                  FIDELITY VIP HIGH INCOME          FIDELITY VIP MID CAP                   SECURITIES
                                                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  --------------------------- ----------------------------- ----------------------------
                                        2010          2009           2010           2009           2010          2009
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units beginning of year           14,725,421    15,749,612    163,964,353    175,219,157     30,320,651    27,781,181
Units issued and transferred
  from other funding options       1,254,717     2,137,591     17,556,588     20,288,000      9,664,076     9,004,127
Units redeemed and transferred to
  other funding options           (4,635,180)   (3,160,478)   (31,274,466)   (31,533,212)   (10,683,271)   (6,383,740)
Annuity units                         (1,237)       (1,304)        (9,251)        (9,592)       (78,554)      (80,917)
                                  ------------- ------------- -------------- -------------- -------------- -------------
Units end of year                 11,343,721    14,725,421    150,237,224    163,964,353     29,222,902    30,320,651
                                  ============= ============= ============== ============== ============== =============

                                  FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                           MARKETS SECURITIES                    SECURITIES                  SECURITIES
                                                   SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ----------------------------- ---------------------------
                                        2010             2009           2010           2009          2010          2009
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units beginning of year           15,673,026       14,310,331     97,704,725    111,025,532    26,961,380    29,971,329
Units issued and transferred
  from other funding options       3,972,448        5,528,051      8,354,795     11,667,247     1,551,549     3,541,833
Units redeemed and transferred to
  other funding options           (4,927,656)      (4,165,268)   (21,080,912)   (24,983,524)   (5,613,940)   (6,551,782)
Annuity units                           (341)             (88)        (4,397)        (4,530)           --            --
                                  ------------- ---------------- -------------- -------------- ------------- -------------
Units end of year                 14,717,477       15,673,026     84,974,211     97,704,725    22,898,989    26,961,380
                                  ============= ================ ============== ============== ============= =============

                                   INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
                                            CAPITAL GROWTH             EQUITY AND INCOME                  GOVERNMENT
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ----------------------------- ---------------------------
                                        2010          2009           2010           2009          2010          2009
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year           15,018,782    17,441,725    106,877,677    124,047,368    26,434,581    30,065,152
Units issued and transferred
  from other funding options         228,779       857,484      6,460,327     10,001,544     2,742,732     4,086,700
Units redeemed and transferred to
  other funding options           (2,911,606)   (3,280,427)   (18,093,707)   (27,171,235)   (6,180,308)   (7,717,271)
Annuity units                             --            --             --             --            --            --
                                  ------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 12,335,955    15,018,782     95,244,297    106,877,677    22,997,005    26,434,581
                                  ============= ============= ============== ============== ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP        FTVIPT MUTUAL SHARES
    DIVIDENDS SECURITIES                GROWTH SECURITIES                  SECURITIES
              SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- -------------------------------- ---------------------------
      2010          2009          2010               2009          2010          2009
------------- ------------- ------------- ------------------ ------------- -------------
18,663,538    21,627,695    38,242,323         39,918,390    42,535,689    47,564,032
 1,232,722     2,498,543     2,285,035          6,607,651     2,874,422     4,369,812
(2,967,958)   (5,462,700)   (8,702,462)        (8,283,718)   (9,001,091)   (9,398,155)
        --            --            --                 --            --            --
------------- ------------- ------------- ------------------ ------------- -------------
16,928,302    18,663,538    31,824,896         38,242,323    36,409,020    42,535,689
============= ============= ============= ================== ============= =============

INVESCO V.I. DIVIDEND GROWTH    INVESCO V.I. S&P 500 INDEX    INVESCO V.I. UTILITIES
                  SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
------------------------------- ----------------------------- -------------------------
      2010              2009          2010            2009         2010         2009
------------- ----------------- ------------- --------------- ------------ ------------
 2,297,823         2,424,014     6,684,139       6,631,301    1,703,060    2,120,045
   103,967           248,605       100,964         418,096      111,874      311,111
  (509,170)         (374,796)     (573,579)       (365,258)    (400,027)    (728,096)
        --                --            --              --           --           --
------------- ----------------- ------------- --------------- ------------ ------------
 1,892,620         2,297,823     6,211,524       6,684,139    1,414,907    1,703,060
============= ================= ============= =============== ============ ============

   INVESCO V.I. VAN KAMPEN
         GROWTH AND INCOME    INVESCO V.I. VAN KAMPEN VALUE      JANUS ASPEN ENTERPRISE
                SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
----------------------------- -------------------------------- ---------------------------
       2010           2009          2010               2009          2010          2009
-------------- -------------- ------------- ------------------ ------------- -------------
114,335,077    135,745,590     8,970,605         11,197,020    24,776,585    28,579,786
  3,667,863      6,236,740        77,152            170,325       644,357     1,817,052
(22,481,185)   (27,647,253)   (1,579,671)        (2,396,740)   (5,283,164)   (5,620,253)
         --             --            --                 --            --            --
-------------- -------------- ------------- ------------------ ------------- -------------
 95,521,755    114,335,077     7,468,086          8,970,605    20,137,778    24,776,585
============== ============== ============= ================== ============= =============

129

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  JANUS ASPEN GLOBAL TECHNOLOGY          JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE
                                                     SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                  -------------------------------- ----------------------------- -------------------------
                                        2010               2009           2010           2009         2010         2009
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units beginning of year           11,535,408         12,535,710     43,929,512     45,196,584    1,215,231    1,473,348
Units issued and transferred
  from other funding options       1,172,533          1,801,575      7,994,395      9,972,299      148,447      194,639
Units redeemed and transferred to
  other funding options           (2,625,300)        (2,801,877)   (11,265,337)   (11,236,412)    (350,269)    (452,756)
Annuity units                             --                 --         (2,825)        (2,959)          --           --
                                  ------------- ------------------ -------------- -------------- ------------ ------------
Units end of year                 10,082,641         11,535,408     40,655,745     43,929,512    1,013,409    1,215,231
                                  ============= ================== ============== ============== ============ ============

                                                                                                          LMPVET CLEARBRIDGE
                                          LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE          VARIABLE FUNDAMENTAL
                                  VARIABLE DIVIDEND STRATEGY    VARIABLE EQUITY INCOME BUILDER                 ALL CAP VALUE
                                                  SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------------- -----------------------------
                                         2010           2009           2010               2009           2010           2009
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units beginning of year            49,502,519     57,971,618    135,980,347        156,487,513    428,072,804    503,204,890
Units issued and transferred
  from other funding options        1,062,791      1,678,190      3,424,954          6,146,968     10,359,708     19,939,685
Units redeemed and transferred to
  other funding options           (10,254,552)   (10,147,289)   (21,591,960)       (26,651,145)   (77,862,153)   (95,066,018)
Annuity units                              --             --         (2,803)            (2,989)        (5,489)        (5,753)
                                  -------------- -------------- -------------- ------------------ -------------- --------------
Units end of year                  40,310,758     49,502,519    117,810,538        135,980,347    360,564,870    428,072,804
                                  ============== ============== ============== ================== ============== ==============

                                                                    LMPVET GLOBAL CURRENTS
                                          LMPVET CLEARBRIDGE        VARIABLE INTERNATIONAL    LMPVET INVESTMENT COUNSEL
                                   VARIABLE SMALL CAP GROWTH           ALL CAP OPPORTUNITY    VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                         2010           2009           2010           2009          2010           2009
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units beginning of year            54,202,034     59,867,011     72,264,608     83,125,785    35,265,807     39,745,946
Units issued and transferred
  from other funding options        3,170,049      5,617,063      2,684,727      4,217,573     1,056,029      1,913,450
Units redeemed and transferred to
  other funding options           (11,368,164)   (11,281,696)   (13,524,308)   (15,076,835)   (7,328,838)    (6,393,589)
Annuity units                            (336)          (344)        (1,767)        (1,915)           --             --
                                  -------------- -------------- -------------- -------------- ------------- --------------
Units end of year                  46,003,583     54,202,034     61,423,260     72,264,608    28,992,998     35,265,807
                                  ============== ============== ============== ============== ============= ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

          LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION              VARIABLE CAPITAL
                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------ -----------------------------
        2010            2009           2010            2009           2010           2009
--------------- --------------- -------------- --------------- -------------- --------------
 532,331,659     622,180,657    397,735,990     467,330,035     97,741,534    115,893,792
  12,365,594      25,041,583      9,841,982      30,878,780        895,139      1,367,660
(101,274,337)   (114,856,923)   (66,763,378)   (100,471,136)   (15,105,100)   (19,519,422)
     (32,631)        (33,658)        (1,724)         (1,689)          (482)          (496)
--------------- --------------- -------------- --------------- -------------- --------------
 443,390,285     532,331,659    340,812,870     397,735,990     83,531,091     97,741,534
=============== =============== ============== =============== ============== ==============

        LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
 VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2010           2009           2010           2009           2010           2009
-------------- -------------- -------------- -------------- -------------- --------------
128,748,339    150,824,586    153,410,278    180,915,479     49,070,208     57,996,976
  3,616,748      6,632,618      3,910,204      4,954,357      1,122,136      1,987,298
(24,699,279)   (28,704,937)   (28,040,453)   (32,455,226)   (10,574,868)   (10,913,669)
     (2,783)        (3,928)        (3,367)        (4,332)          (389)          (397)
-------------- -------------- -------------- -------------- -------------- --------------
107,663,025    128,748,339    129,276,662    153,410,278     39,617,087     49,070,208
============== ============== ============== ============== ============== ==============

 LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE
            ALLOCATION 50%               ALLOCATION 70%               ALLOCATION 85%
                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
----------------------------- ---------------------------- ----------------------------
       2010           2009          2010           2009          2010           2009
-------------- -------------- ------------- -------------- ------------- --------------
 82,791,698    101,668,320    52,457,087     61,066,781    33,143,582     38,462,858
  2,236,843      3,512,105       773,260      1,198,558       687,853        792,612
(15,935,242)   (22,386,554)   (8,566,834)    (9,808,252)   (5,227,871)    (6,111,888)
     (2,021)        (2,173)           --             --            --             --
-------------- -------------- ------------- -------------- ------------- --------------
 69,091,278     82,791,698    44,663,513     52,457,087    28,603,564     33,143,582
============== ============== ============= ============== ============= ==============

131

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                             LMPVIT WESTERN ASSET   LMPVIT WESTERN ASSET VARIABLE              LMPVIT WESTERN ASSET
                                  VARIABLE ADJUSTABLE RATE INCOME    DIVERSIFIED STRATEGIC INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
                                  --------------------------------- ------------------------------- --------------------------------
                                        2010                 2009         2010               2009          2010                2009
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units beginning of year           19,371,479           21,578,202   26,699,119         31,595,735    10,569,292          11,006,706
Units issued and transferred
  from other funding options       3,986,818            3,008,355      211,479          1,029,808     1,299,895           2,466,060
Units redeemed and transferred to
  other funding options           (5,549,332)          (5,197,558)  (4,666,850)        (5,926,424)   (2,904,093)         (2,903,474)
Annuity units                        (16,906)             (17,520)          --                 --            --                  --
                                  ------------- ------------------- ------------- ----------------- -------------- -----------------
Units end of year                 17,792,059           19,371,479   22,243,748         26,699,119     8,965,094          10,569,292
                                  ============= =================== ============= ================= ============== =================

                                    MIST AMERICAN FUNDS      MIST AMERICAN FUNDS           MIST BATTERYMARCH
                                      GROWTH ALLOCATION      MODERATE ALLOCATION           GROWTH AND INCOME
                                             SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                  ------------------------ ------------------------ ---------------------------
                                       2010        2009          2010       2009          2010          2009
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units beginning of year             860,371     361,073       664,781    127,658    14,486,682    15,925,617
Units issued and transferred
  from other funding options      1,962,971     695,329       808,378    563,977       356,006       493,209
Units redeemed and transferred to
  other funding options            (508,932)   (196,031)     (288,899)   (26,854)   (1,680,595)   (1,912,235)
Annuity units                            --          --            --         --       (15,520)      (19,909)
                                  ------------ ----------- ------------- ---------- ------------- -------------
Units end of year                 2,314,410     860,371     1,184,260    664,781    13,146,573    14,486,682
                                  ============ =========== ============= ========== ============= =============

                                                                        MIST HARRIS OAKMARK
                                  MIST DREMAN SMALL CAP VALUE                 INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                  ------------------------------ ----------------------------- --------------------------------
                                        2010             2009           2010           2009          2010               2009
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units beginning of year           11,126,251       11,190,143     65,954,572     73,645,655     7,370,837          6,688,902
Units issued and transferred
  from other funding options       4,396,724        4,438,969      9,563,786     10,673,945     5,167,753          2,937,223
Units redeemed and transferred to
  other funding options           (4,462,870)      (4,493,640)   (16,468,309)   (18,362,314)   (3,602,502)        (2,255,288)
Annuity units                         (8,952)          (9,221)        (2,611)        (2,714)           --                 --
                                  ------------- ---------------- -------------- -------------- ------------- ------------------
Units end of year                 11,051,153       11,126,251     59,047,438     65,954,572     8,936,088          7,370,837
                                  ============= ================ ============== ============== ============= ==================

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

      LMPVIT WESTERN ASSET        LMPVIT WESTERN ASSET       MIST AMERICAN FUNDS
      VARIABLE HIGH INCOME     VARIABLE STRATEGIC BOND       BALANCED ALLOCATION
                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
----------------------------- --------------------------- -------------------------
       2010           2009          2010          2009         2010         2009
-------------- -------------- ------------- ------------- ------------ ------------
102,925,900    123,565,072    28,485,160    29,886,687    1,066,350      460,585
  4,380,323      7,369,592     2,903,174     3,943,911    1,623,764      689,352
(21,596,010)   (28,006,842)   (5,934,294)   (5,345,438)    (448,298)     (83,587)
     (1,113)        (1,922)           --            --           --           --
-------------- -------------- ------------- ------------- ------------ ------------
 85,709,100    102,925,900    25,454,040    28,485,160    2,241,816    1,066,350
============== ============== ============= ============= ============ ============

                                          MIST BLACKROCK
 MIST BLACKROCK HIGH YIELD                LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE
                SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
----------------------------- ----------------------------- ----------------------------------
       2010           2009           2010           2009           2010                2009
-------------- -------------- -------------- -------------- -------------- -------------------
 52,060,128     55,599,982     63,249,054     71,441,239     98,568,292         105,420,478
 40,939,185      9,636,760      4,122,594      4,964,683     11,778,873          17,771,520
(20,326,273)   (13,174,770)   (12,463,492)   (13,156,289)   (21,305,643)        (24,618,144)
     (1,708)        (1,844)          (563)          (579)        (5,365)             (5,562)
-------------- -------------- -------------- -------------- -------------- -------------------
 72,671,332     52,060,128     54,907,593     63,249,054     89,036,157          98,568,292
============== ============== ============== ============== ============== ===================

                                                            MIST LEGG MASON CLEARBRIDGE
          MIST JANUS FORTY           MIST LAZARD MID CAP              AGGRESSIVE GROWTH
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009           2010           2009        2010               2009
-------------- -------------- -------------- -------------- ----------- ------------------
178,453,861    184,741,781     64,642,037     69,717,278     206,409            103,980
 12,501,286     26,521,640      6,070,882      7,840,573     615,192            250,318
(59,990,650)   (32,797,664)   (14,924,806)   (12,913,580)   (577,869)          (147,889)
     (9,968)       (11,896)        (2,163)        (2,234)         --                 --
-------------- -------------- -------------- -------------- ----------- ------------------
130,954,529    178,453,861     55,785,950     64,642,037     243,732            206,409
============== ============== ============== ============== =========== ==================

133

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                  MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND
                                  MIST LEGG MASON VALUE EQUITY                      MARKETS                     DEBENTURE
                                                    SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------- ---------------------------- -----------------------------
                                        2010              2009           2010          2009           2010           2009
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units beginning of year            7,082,207         9,703,866     43,268,117    46,805,268     45,437,764     50,357,034
Units issued and transferred
  from other funding options         770,787         1,280,252      2,467,567     3,395,470      5,964,875      9,882,514
Units redeemed and transferred to
  other funding options           (1,775,432)       (3,901,911)   (12,667,366)   (6,928,614)   (10,921,819)   (14,801,618)
Annuity units                             --                --         (6,209)       (4,007)          (161)          (166)
                                  ------------- ----------------- -------------- ------------- -------------- --------------
Units end of year                  6,077,562         7,082,207     33,062,109    43,268,117     40,480,659     45,437,764
                                  ============= ================= ============== ============= ============== ==============

                                                               MIST MET/
                                  MIST MET/FRANKLIN MUTUAL     TEMPLETON       MIST METLIFE BALANCED
                                                    SHARES        GROWTH                    STRATEGY
                                                SUBACCOUNT    SUBACCOUNT                  SUBACCOUNT
                                  --------------------------- ------------- ---------------------------
                                        2010          2009       2010 (b)         2010       2009 (c)
                                  ------------- ------------- ------------- ------------- -------------
Units beginning of year              658,147       386,422            --    23,223,388            --
Units issued and transferred
  from other funding options         292,413       311,768    36,048,865       821,968    25,069,293
Units redeemed and transferred to
  other funding options             (101,030)      (40,043)   (4,466,848)   (2,987,531)   (1,845,905)
Annuity units                             --            --            --            --            --
                                  ------------- ------------- ------------- ------------- -------------
Units end of year                    849,530       658,147    31,582,017    21,057,825    23,223,388
                                  ============= ============= ============= ============= =============

                                           MIST MFS RESEARCH         MIST MORGAN STANLEY      MIST OPPENHEIMER CAPITAL
                                               INTERNATIONAL              MID CAP GROWTH                  APPRECIATION
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- --------------------------- -----------------------------
                                         2010           2009          2010          2009           2010           2009
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units beginning of year            57,249,025     65,026,844    15,136,307    16,241,619    431,970,938    458,261,491
Units issued and transferred
  from other funding options        4,870,205      8,589,839       779,332     2,494,850     18,814,014     32,964,076
Units redeemed and transferred to
  other funding options           (14,081,990)   (16,366,998)   (4,157,439)   (3,600,162)   (80,346,104)   (59,221,074)
Annuity units                            (641)          (660)           --            --        (23,144)       (33,555)
                                  -------------- -------------- ------------- ------------- -------------- --------------
Units end of year                  48,036,599     57,249,025    11,758,200    15,136,307    370,415,704    431,970,938
                                  ============== ============== ============= ============= ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                                                                 MIST MET/
MIST LORD ABBETT GROWTH AND      MIST LORD ABBETT MID CAP      EATON VANCE
                     INCOME                         VALUE    FLOATING RATE
                 SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT
------------------------------ ----------------------------- ----------------
       2010            2009           2010           2009          2010 (b)
-------------- --------------- -------------- -------------- ----------------
178,302,083     200,939,476     70,579,098     80,119,831               --
  8,438,483      14,323,735      5,046,852      5,274,862          746,338
(33,471,769)    (36,959,914)   (16,031,539)   (14,804,572)         (34,864)
     (1,179)         (1,214)       (10,665)       (11,023)              --
-------------- --------------- -------------- -------------- ----------------
153,267,618     178,302,083     59,583,746     70,579,098          711,474
============== =============== ============== ============== ================

     MIST METLIFE GROWTH       MIST METLIFE MODERATE     MIST MFS EMERGING MARKETS
                STRATEGY                    STRATEGY                        EQUITY
              SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
--------------------------- --------------------------- -----------------------------
      2010       2009 (c)         2010       2009 (c)          2010           2009
------------- ------------- ------------- ------------- -------------- --------------
22,113,186            --    13,266,871            --     45,575,766     49,186,008
   314,170    23,643,324     1,872,377    14,801,322      6,110,741      9,064,974
(3,792,145)   (1,530,138)   (1,535,939)   (1,534,451)   (11,628,808)   (12,673,038)
        --            --            --            --         (2,108)        (2,178)
------------- ------------- ------------- ------------- -------------- --------------
18,635,211    22,113,186    13,603,309    13,266,871     40,055,591     45,575,766
============= ============= ============= ============= ============== ==============

      MIST PIMCO INFLATION
            PROTECTED BOND       MIST PIMCO TOTAL RETURN           MIST PIONEER FUND
                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
----------------------------- ----------------------------- ---------------------------
       2010           2009           2010           2009          2010          2009
-------------- -------------- -------------- -------------- ------------- -------------
 85,594,721     84,875,080    309,041,939     20,657,165    35,071,315    16,387,552
 20,671,578     25,623,177     53,577,555    353,064,362     1,983,515    24,415,857
(21,404,023)   (24,849,412)   (77,525,185)   (64,636,470)   (6,306,313)   (5,728,286)
    (52,394)       (54,124)       (59,341)       (43,118)       (3,740)       (3,808)
-------------- -------------- -------------- -------------- ------------- -------------
 84,809,882     85,594,721    285,034,968    309,041,939    30,744,777    35,071,315
============== ============== ============== ============== ============= =============

135

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                     MIST RCM    MIST SSGA GROWTH AND INCOME
                                  MIST PIONEER STRATEGIC INCOME    TECHNOLOGY                            ETF
                                                     SUBACCOUNT    SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ------------- ------------------------------
                                         2010              2009       2010 (b)          2010            2009
                                  -------------- ----------------- ------------- -------------- ---------------
Units beginning of year           167,562,465       132,562,461            --    118,121,815     130,577,256
Units issued and transferred
  from other funding options       34,080,328        77,355,592     2,350,355      6,399,672       8,168,476
Units redeemed and transferred to
  other funding options           (38,048,473)      (42,352,952)     (350,932)   (14,335,943)    (20,623,917)
Annuity units                          (1,855)           (2,636)           --             --              --
                                  -------------- ----------------- ------------- -------------- ---------------
Units end of year                 163,592,465       167,562,465     1,999,423    110,185,544     118,121,815
                                  ============== ================= ============= ============== ===============

                                                                                           MORGAN STANLEY CAPITAL
                               MIST TURNER MID CAP GROWTH      MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
                                               SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                               ----------------------------- ----------------------------- -------------------------
                                    2010             2009           2010           2009        2010          2009
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units beginning of year        2,403,026        2,586,292    212,159,391        938,859     921,618       938,169
Units issued and transferred
  from other funding options     115,906          543,637      6,094,947    238,433,146     129,304       105,653
Units redeemed and transferred
  to other funding options      (751,373)        (726,903)   (39,494,792)   (27,211,052)   (173,029)     (122,204)
Annuity units                         --               --         (2,193)        (1,562)         --            --
                               ------------ ---------------- -------------- -------------- ----------- -------------
Units end of year              1,767,559        2,403,026    178,757,353    212,159,391     877,893       921,618
                               ============ ================ ============== ============== =========== =============

                                                                                                       MSF BLACKROCK LEGACY
                                   MSF BLACKROCK DIVERSIFIED    MSF BLACKROCK LARGE CAP VALUE              LARGE CAP GROWTH
                                                  SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- -------------------------------- -----------------------------
                                         2010           2009          2010               2009           2010           2009
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units beginning of year           141,009,077     68,632,597    18,388,146         18,738,894    278,436,667          8,268
Units issued and transferred
  from other funding options        5,527,923     88,629,282     1,312,882          2,596,788      6,729,530    306,515,504
Units redeemed and transferred to
  other funding options           (28,448,837)   (16,199,549)   (3,953,336)        (2,947,536)   (52,216,177)   (28,084,538)
Annuity units                         (27,035)       (53,253)           --                 --         (6,436)        (2,567)
                                  -------------- -------------- ------------- ------------------ -------------- --------------
Units end of year                 118,061,128    141,009,077    15,747,692         18,388,146    232,943,584    278,436,667
                                  ============== ============== ============= ================== ============== ==============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

                              MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
      MIST SSGA GROWTH ETF                        GROWTH                          VALUE
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2010           2009          2010            2009           2010            2009
-------------- -------------- ------------- --------------- -------------- ---------------
151,971,206    161,274,026     2,174,650       1,198,311    135,415,681     150,325,118
  9,226,882     13,981,723       963,948       1,483,807      8,241,820      13,644,051
(18,590,997)   (23,284,543)     (500,657)       (507,468)   (25,563,341)    (28,544,910)
         --             --            --              --         (8,231)         (8,578)
-------------- -------------- ------------- --------------- -------------- ---------------
142,607,091    151,971,206     2,637,941       2,174,650    118,085,929     135,415,681
============== ============== ============= =============== ============== ===============

MSF BARCLAYS CAPITAL AGGREGATE      MSF BLACKROCK AGGRESSIVE
                    BOND INDEX                        GROWTH     MSF BLACKROCK BOND INCOME
                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
--------------------------------- ----------------------------- -----------------------------
       2010               2009           2010           2009           2010           2009
-------------- ------------------ -------------- -------------- -------------- --------------
 62,894,452         71,329,220    136,340,583    154,809,818    254,242,025    265,533,848
  3,441,205          4,522,116      7,706,233     11,597,873     24,492,753     47,664,934
(14,657,872)       (12,923,441)   (27,275,998)   (30,066,258)   (52,976,106)   (58,942,583)
    (30,073)           (33,443)          (801)          (850)       (21,692)       (14,174)
-------------- ------------------ -------------- -------------- -------------- --------------
 51,647,712         62,894,452    116,770,017    136,340,583    225,736,980    254,242,025
============== ================== ============== ============== ============== ==============

  MSF BLACKROCK MONEY MARKET      MSF DAVIS VENTURE VALUE          MSF FI VALUE LEADERS
                  SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------- ---------------------------- -----------------------------
        2010            2009          2010           2009           2010           2009
--------------- --------------- ------------- -------------- -------------- --------------
 292,409,144     380,710,006    46,272,413     50,458,028     90,780,311    105,348,325
 419,479,748     256,827,253     2,849,938      5,822,709      2,165,185      3,306,746
(321,256,779)   (345,112,951)   (9,830,757)   (10,007,164)   (15,928,704)   (17,874,636)
     (11,745)        (15,164)       (1,094)        (1,160)           (78)          (124)
--------------- --------------- ------------- -------------- -------------- --------------
 390,620,368     292,409,144    39,290,500     46,272,413     77,016,714     90,780,311
=============== =============== ============= ============== ============== ==============

137

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                                                                           MSF MET/
                                                                 MSF LOOMIS SAYLES          ARTISAN
                                         MSF JENNISON GROWTH        SMALL CAP CORE    MID CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                  ----------------------------- --------------------- ----------------
                                         2010           2009       2010    2009 (c)         2010 (b)
                                  -------------- -------------- ---------- ---------- ----------------
Units beginning of year            92,196,381    110,066,602    123,912         --               --
Units issued and transferred
  from other funding options        1,803,749      3,934,898    108,633    129,080        1,304,952
Units redeemed and transferred to
  other funding options           (17,286,413)   (21,805,119)   (40,331)    (5,168)        (275,697)
Annuity units                              --             --         --         --               --
                                  -------------- -------------- ---------- ---------- ----------------
Units end of year                  76,713,717     92,196,381    192,214    123,912        1,029,255
                                  ============== ============== ========== ========== ================

                                  MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
                                          MODERATE ALLOCATION                        INDEX                    ALLOCATION
                                                   SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ---------------------------- -----------------------------
                                         2010            2009          2010           2009           2010           2009
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units beginning of year            86,062,934      89,863,744     6,859,089      6,459,837    422,006,805    448,656,252
Units issued and transferred
  from other funding options       13,790,616      18,050,743     1,915,010      1,952,677     44,353,655     51,387,983
Units redeemed and transferred to
  other funding options           (18,606,851)    (21,851,231)   (1,824,412)    (1,553,425)   (73,242,157)   (78,037,430)
Annuity units                            (304)           (322)           --             --             --             --
                                  -------------- --------------- ------------- -------------- -------------- --------------
Units end of year                  81,246,395      86,062,934     6,949,687      6,859,089    393,118,303    422,006,805
                                  ============== =============== ============= ============== ============== ==============

                                                                  MSF MORGAN STANLEY EAFE        MSF NEUBERGER BERMAN
                                               MSF MFS VALUE                        INDEX               MID CAP VALUE
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2010           2009           2010          2009          2010          2009
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            58,644,242     62,480,214     48,947,939    52,994,262    13,067,556    15,069,022
Units issued and transferred
  from other funding options        8,621,095     10,053,613      2,927,357     4,469,929       335,670       663,981
Units redeemed and transferred to
  other funding options           (12,098,650)   (13,880,648)   (12,611,255)   (8,501,720)   (2,143,286)   (2,665,447)
Annuity units                          (9,111)        (8,937)       (13,112)      (14,532)           --            --
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  55,157,576     58,644,242     39,250,929    48,947,939    11,259,940    13,067,556
                                  ============== ============== ============== ============= ============= =============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

        MSF MET/DIMENSIONAL        MSF METLIFE AGGRESSIVE      MSF METLIFE CONSERVATIVE
INTERNATIONAL SMALL COMPANY                    ALLOCATION                    ALLOCATION
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
------------------------------ ----------------------------- -----------------------------
   2010             2009 (c)          2010           2009           2010           2009
---------- ------------------- -------------- -------------- -------------- --------------
 53,278                  --     66,763,928     65,363,759     30,329,127     26,245,707
 38,421              54,367      7,784,229     11,760,998     12,932,554     14,733,303
(27,956)             (1,089)   (18,217,460)   (10,360,829)   (10,410,720)   (10,649,883)
     --                  --         (1,274)            --             --             --
---------- ------------------- -------------- -------------- -------------- --------------
 63,743              53,278     56,329,423     66,763,928     32,850,961     30,329,127
========== =================== ============== ============== ============== ==============

   MSF METLIFE MODERATE TO
     AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------------------- ------------------------------- -----------------------------
       2010           2009            2010            2009           2010           2009
-------------- -------------- --------------- --------------- -------------- --------------
385,002,457    401,062,441     956,309,555     491,992,717    424,517,109    485,162,845
 27,755,862     38,986,571      40,443,876     696,524,264     17,845,189     27,802,263
(68,991,880)   (55,046,555)   (243,686,326)   (232,068,819)   (77,068,338)   (88,416,078)
         --             --         (89,363)       (138,607)       (30,688)       (31,921)
-------------- -------------- --------------- --------------- -------------- --------------
343,766,439    385,002,457     752,977,742     956,309,555    365,263,272    424,517,109
============== ============== =============== =============== ============== ==============

    MSF OPPENHEIMER GLOBAL                                 MSF T. ROWE PRICE LARGE CAP
                    EQUITY       MSF RUSSELL 2000 INDEX                         GROWTH
                SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
----------------------------- ---------------------------- ------------------------------
       2010           2009           2010          2009           2010            2009
-------------- -------------- -------------- ------------- -------------- ---------------
410,567,773    448,654,570     52,166,793    54,971,926     53,594,235      59,778,256
 24,058,567     31,827,929      4,873,800     5,677,967      5,286,363       7,699,624
(79,306,652)   (69,887,580)   (15,543,058)   (8,473,272)   (13,126,108)    (13,883,453)
    (25,988)       (27,146)        (8,394)       (9,828)          (750)           (192)
-------------- -------------- -------------- ------------- -------------- ---------------
355,293,700    410,567,773     41,489,141    52,166,793     45,753,740      53,594,235
============== ============== ============== ============= ============== ===============

139

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009:

                                  MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                                       GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ------------------------------- ------------------------------
                                         2010            2009          2010              2009           2010            2009
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units beginning of year            84,858,983      91,237,701     3,762,287         4,192,426    140,576,689     165,146,188
Units issued and transferred
  from other funding options       13,139,178      10,593,137       926,122           707,203     22,522,652      22,474,954
Units redeemed and transferred to
  other funding options           (21,084,832)    (16,970,977)   (1,194,019)       (1,136,444)   (37,759,764)    (47,040,203)
Annuity units                            (391)           (878)         (182)             (898)        (4,010)         (4,250)
                                  -------------- --------------- ------------- ----------------- -------------- ---------------
Units end of year                  76,912,938      84,858,983     3,494,208         3,762,287    125,335,567     140,576,689
                                  ============== =============== ============= ================= ============== ===============

                                                                                           PIONEER VCT IBBOTSON GROWTH
                                  PIONEER VCT EQUITY INCOME            PIONEER VCT FUND                     ALLOCATION
                                                 SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------- --------------------------- ------------------------------
                                        2010           2009          2010          2009           2010            2009
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units beginning of year           16,094,477     18,907,498    24,462,769    29,416,956    235,330,904     241,041,098
Units issued and transferred
  from other funding options       1,325,538      2,054,030       940,476     3,159,501      6,888,680      14,508,026
Units redeemed and transferred to
  other funding options           (2,707,435)    (4,867,051)   (3,788,257)   (8,113,688)   (20,619,835)    (20,218,220)
Annuity units                             --             --            --            --             --              --
                                  ------------- -------------- ------------- ------------- -------------- ---------------
Units end of year                 14,712,580     16,094,477    21,614,988    24,462,769    221,599,749     235,330,904
                                  ============= ============== ============= ============= ============== ===============

                                                                                                  WELLS FARGO VT
                                        UIF CAPITAL GROWTH        UIF U.S. REAL ESTATE           SMALL CAP VALUE
                                                SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2010          2009          2010          2009         2010         2009
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year            9,106,525    10,817,955    20,079,803    21,716,459    2,853,960    2,939,820
Units issued and transferred
  from other funding options         217,061       836,261     1,451,787     4,599,928      158,613      340,726
Units redeemed and transferred to
  other funding options           (1,470,769)   (2,547,691)   (5,192,810)   (6,236,584)    (620,900)    (426,586)
Annuity units                             --            --            --            --           --           --
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                  7,852,817     9,106,525    16,338,780    20,079,803    2,391,673    2,853,960
                                  ============= ============= ============= ============= ============ ============

(a) For the period December 14, 2009 to December 31, 2009.
(b) For the period May 3, 2010 to December 31, 2010.
(c) For the period May 4, 2009 to December 31, 2009.

         PIONEER VCT BOND    PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
               SUBACCOUNT                  SUBACCOUNT                      SUBACCOUNT
---------------------------- --------------------------- -------------------------------
       2010          2009          2010          2009          2010              2009
-------------- ------------- ------------- ------------- ------------- -----------------
 22,861,075    22,163,097    14,948,808    14,609,008     9,315,020         8,306,485
 10,355,110     9,950,015       675,912     4,014,544       928,345         3,198,231
(11,210,850)   (9,252,037)   (2,171,900)   (3,674,744)   (1,867,319)       (2,189,696)
         --            --            --            --            --                --
-------------- ------------- ------------- ------------- ------------- -----------------
 22,005,335    22,861,075    13,452,820    14,948,808     8,376,046         9,315,020
============== ============= ============= ============= ============= =================

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2010           2009          2010           2009          2010                2009
-------------- -------------- ------------- -------------- ------------- -------------------
127,523,679    131,739,676    31,686,148     36,082,317     8,382,574           8,720,284
  9,924,582     15,064,233     1,405,107      3,318,562     1,199,039           1,914,667
(18,434,085)   (19,280,230)   (5,984,329)    (7,714,731)   (1,500,614)         (2,252,377)
         --             --            --             --            --                  --
-------------- -------------- ------------- -------------- ------------- -------------------
119,014,176    127,523,679    27,106,926     31,686,148     8,080,999           8,382,574
============== ============== ============= ============== ============= ===================

141

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             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2010. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 23, 2011

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2010       2009
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $44,132 and $42,435,
     respectively)............................................  $ 44,924   $ 41,275
  Equity securities available-for-sale, at estimated fair
     value (cost: $427 and $494, respectively)................       405        459
  Other securities, at estimated fair value...................     2,247        938
  Mortgage loans (net of valuation allowances of $87 and $77, respectively; includes $6,840 and $0, respectively, at
     estimated fair value relating to variable interest
     entities)................................................    12,730      4,748
  Policy loans................................................     1,190      1,189
  Real estate and real estate joint ventures..................       501        445
  Other limited partnership interests.........................     1,538      1,236
  Short-term investments, principally at estimated fair
     value....................................................     1,235      1,775
  Other invested assets, principally at estimated fair value..     1,716      1,498
                                                                --------   --------
     Total investments........................................    66,486     53,563
Cash and cash equivalents, principally at estimated fair
  value.......................................................     1,928      2,574
Accrued investment income (includes $31 and $0, respectively,
  relating to variable interest entities).....................       559        516
Premiums, reinsurance and other receivables...................    17,008     13,444
Deferred policy acquisition costs and value of business
  acquired....................................................     5,099      5,244
Current income tax recoverable................................        38         --
Deferred income tax assets....................................       356      1,147
Goodwill......................................................       953        953
Other assets..................................................       839        799
Separate account assets.......................................    61,619     49,449
                                                                --------   --------
     Total assets.............................................  $154,885   $127,689
                                                                ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits........................................  $ 23,198   $ 21,621
Policyholder account balances.................................    39,291     37,442
Other policy-related balances.................................     2,652      2,297
Payables for collateral under securities loaned and other
  transactions................................................     8,103      7,169
Long-term debt (includes $6,773 and $0, respectively, at
  estimated fair value relating to variable interest
  entities)...................................................     7,568        950
Current income tax payable....................................        --         23
Other liabilities (includes $31 and $0, respectively, relating
  to variable interest entities)..............................     4,503      2,177
Separate account liabilities..................................    61,619     49,449
                                                                --------   --------
     Total liabilities........................................   146,934    121,128
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009..................................        86         86
Additional paid-in capital....................................     6,719      6,719
Retained earnings.............................................       934        541
Accumulated other comprehensive income (loss).................       212       (785)
                                                                --------   --------
     Total stockholders' equity...............................     7,951      6,561
                                                                --------   --------
     Total liabilities and stockholders' equity...............  $154,885   $127,689
                                                                ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                            2010      2009     2008
                                                           ------   -------   ------
REVENUES
Premiums.................................................  $1,067   $ 1,312   $  634
Universal life and investment-type product policy fees...   1,639     1,380    1,378
Net investment income....................................   3,157     2,335    2,494
Other revenues...........................................     503       598      230
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities..........................................    (103)     (552)    (401)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)..............................................      53       165       --
  Other net investment gains (losses)....................     200      (448)     (44)
                                                           ------   -------   ------
     Total net investment gains (losses).................     150      (835)    (445)
  Net derivative gains (losses)..........................      58    (1,031)     994
                                                           ------   -------   ------
       Total revenues....................................   6,574     3,759    5,285
                                                           ------   -------   ------
EXPENSES
Policyholder benefits and claims.........................   1,905     2,065    1,446
Interest credited to policyholder account balances.......   1,271     1,301    1,130
Other expenses...........................................   2,321     1,207    1,933
                                                           ------   -------   ------
       Total expenses....................................   5,497     4,573    4,509
                                                           ------   -------   ------
Income (loss) before provision for income tax............   1,077      (814)     776
Provision for income tax expense (benefit)...............     320      (368)     203
                                                           ------   -------   ------
Net income (loss)........................................  $  757   $  (446)  $  573
                                                           ======   =======   ======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)


                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                      ----------------------------------------
                                                                            NET                      FOREIGN
                                                ADDITIONAL              UNREALIZED    OTHER-THAN-    CURRENCY
                                        COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY   TRANSLATION   TOTAL
                                         STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  ADJUSTMENTS   EQUITY
                                        ------  ----------  --------  --------------  -----------  -----------  -------
Balance at December 31, 2007..........    $86     $6,719      $ 892       $  (361)        $ --        $  12     $ 7,348
Dividend paid to MetLife..............                         (500)                                               (500)
Comprehensive income (loss):
  Net income..........................                          573                                                 573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                         21                                    21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                     (2,342)                               (2,342)
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                 (166)       (166)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                           (2,487)
                                                                                                                -------
  Comprehensive income (loss).........                                                                           (1,914)
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2008..........     86      6,719        965        (2,682)          --         (154)      4,934
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................                           22                        (22)                      --
Comprehensive income (loss):
  Net loss............................                         (446)                                               (446)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (14)                                  (14)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      2,103          (61)                   2,042
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                   45          45
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                            2,073
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,627
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2009..........     86      6,719        541          (593)         (83)        (109)      6,561
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1)........................     --         --        (34)           23           11           --          --
                                          ---     ------      -----       -------         ----        -----     -------
Balance at January 1, 2010............     86      6,719        507          (570)         (72)        (109)      6,561
Dividend paid to MetLife..............                         (330)                                               (330)
Comprehensive income (loss):
  Net income..........................                          757                                                 757
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.....................                                        (70)                                  (70)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax.........                                      1,028           21                    1,049
     Foreign currency translation
       adjustments, net of income
       tax............................                                                                  (16)        (16)
                                                                                                                -------
     Other comprehensive income
       (loss).........................                                                                              963
                                                                                                                -------
  Comprehensive income (loss).........                                                                            1,720
                                          ---     ------      -----       -------         ----        -----     -------
Balance at December 31, 2010..........    $86     $6,719      $ 934       $   388         $(51)       $(125)    $ 7,951
                                          ===     ======      =====       =======         ====        =====     =======




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                               2010       2009       2008
                                                             --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)..........................................  $    757   $   (446)  $    573
Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:
  Depreciation and amortization expenses...................        41         29         29
  Amortization of premiums and accretion of discounts
     associated with investments, net......................      (259)      (198)       (18)
  (Gains) losses on investments and derivatives and from
     sales of businesses, net..............................      (300)     1,866       (546)
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership interests......      (130)        98         97
  Interest credited to policyholder account balances.......     1,271      1,301      1,130
  Universal life and investment-type product policy fees...    (1,639)    (1,380)    (1,378)
  Change in other securities...............................    (1,199)      (597)      (218)
  Change in accrued investment income......................        31        (29)       150
  Change in premiums, reinsurance and other receivables....    (3,284)    (2,307)    (2,561)
  Change in deferred policy acquisition costs, net.........      (138)      (559)       330
  Change in income tax recoverable (payable)...............       208       (303)       262
  Change in other assets...................................     1,041        449        598
  Change in insurance-related liabilities and policy-
     related balances......................................     1,952      1,648        997
  Change in other liabilities..............................     2,072       (166)     1,176
  Other, net...............................................        94         32         38
                                                             --------   --------   --------
Net cash provided by (used in) operating activities........       518       (562)       659
                                                             --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    17,748     13,076     20,183
     Equity securities.....................................       131        141        126
     Mortgage loans........................................       964        444        522
     Real estate and real estate joint ventures............        18          4         15
     Other limited partnership interests...................       123        142        203
  Purchases of:
     Fixed maturity securities.............................   (19,342)   (16,192)   (14,027)
     Equity securities.....................................       (39)       (74)       (65)
     Mortgage loans........................................    (1,468)      (783)      (621)
     Real estate and real estate joint ventures............      (117)       (31)      (102)
     Other limited partnership interests...................      (363)      (203)      (458)
  Cash received in connection with freestanding
     derivatives...........................................        97        239        142
  Cash paid in connection with freestanding derivatives....      (155)      (449)      (228)
  Net change in policy loans...............................        (1)         3       (279)
  Net change in short-term investments.....................       554      1,445     (1,887)
  Net change in other invested assets......................      (194)        16        531
  Other, net...............................................        --         (2)        --
                                                             --------   --------   --------
Net cash (used in) provided by investing activities........    (2,044)    (2,224)     4,055
                                                             --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................    24,910     20,783      7,146
     Withdrawals...........................................   (23,700)   (20,067)    (5,307)
  Net change in payables for collateral under securities
     loaned and other transactions.........................       934       (702)    (2,600)
  Net change in short-term debt............................        --       (300)       300
  Long-term debt issued -- affiliated......................        --         --        750
  Long-term debt repaid -- affiliated......................      (878)        --       (435)
  Debt issuance costs......................................        --         --         (8)
  Financing element on certain derivative instruments......       (44)       (53)       (46)
  Dividends on common stock................................      (330)        --       (500)
                                                             --------   --------   --------
Net cash provided by (used in) financing activities........       892       (339)      (700)
                                                             --------   --------   --------
Effect of change in foreign currency exchange rates on cash
  and cash equivalents balances............................       (12)        43       (132)
                                                             --------   --------   --------
Change in cash and cash equivalents........................      (646)    (3,082)     3,882
Cash and cash equivalents, beginning of year...............     2,574      5,656      1,774
                                                             --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.....................  $  1,928   $  2,574   $  5,656
                                                             ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
     Interest..............................................  $    479   $     73   $     64
                                                             ========   ========   ========
     Income tax............................................  $    122   $    (63)  $    (48)
                                                             ========   ========   ========
  Non-cash transactions during the year:
     Real estate and real estate joint ventures acquired in
       satisfaction of debt................................  $     28   $     --   $     --
                                                             ========   ========   ========
     Long-term debt issued in exchange for certain other
       invested assets.....................................  $     45   $     --   $     --
                                                             ========   ========   ========




        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($1,031) million and $994 million to net derivative gains (losses) in the consolidated statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $239 million and $142 million to cash received in connection with freestanding derivatives and ($449) million and ($228) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the consolidated statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. It requires that fair value be a market-based

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value of an asset, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     In addition, the Company elected the fair value option ("FVO") for certain of its financial instruments to better match measurement of assets and liabilities in the consolidated statements of operations.

  Investments

     The accounting policies for the Company's principal investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale." An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and ABS; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "-- Adoption of New Accounting Pronouncements -- Financial Instruments." The guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income
     (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings. The Company does not make any adjustments for subsequent recoveries in value.

          Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities under the OTTI guidance are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for United States ("U.S.") and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

          Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the FVO has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances through interest credited to policyholder account balances. Changes in estimated fair value of other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, generally cash, in an amount at least equal to 102% of the estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial, and (2) agricultural.

               Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

               Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years, or more, of historical experience, in these evaluations. These evaluations are revised as conditions change and new information becomes available.

               All commercial and agricultural loans are monitored on an ongoing basis for potential credit losses. For commercial loans, these ongoing reviews may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the commercial loan portfolio and are routinely updated.

               For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. Loan-to-value ratios compare the amount of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan amount is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan amount. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The values utilized in calculating these ratios are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

               Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") that were consolidated by the Company on January 1, 2010 upon the adoption of new guidance. The Company elected FVO for these commercial mortgage loans, and thus they are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is available and the contractual right exists to receive such financial information on a timely basis. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, tax credit partnerships, leveraged leases and investments in insurance enterprise joint ventures. Freestanding derivatives with positive estimated fair values are described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are also accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

     For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the consolidated balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at December 31, 2010 and $2 million at December 31, 2009.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $131 million and $102 million at December 31, 2010 and 2009, respectively. Accumulated amortization of capitalized software was $67 million and $42 million at December 31, 2010 and 2009, respectively. Related amortization expense was $25 million, $16 million and $15 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  Deferred Policy Acquisition Costs ("DAC") and Value of Business Acquired ("VOBA")

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

     The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

     The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     During the 2010 impairment tests of goodwill, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2010.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefits ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins for non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These guaranteed minimum benefits may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk and variations in actuarial assumptions regarding

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 12%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policy-Related Balances

     Other policy-related balances include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (see Note 10) or when estimates used in determining valuation allowances on deferred tax assets significantly change or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     Effective December 31, 2010, the Company adopted new guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements. Certain additional disclosures will be required for reporting periods ending March 31, 2011 and certain disclosures relating to troubled debt restructurings have been deferred indefinitely.

     Effective July 1, 2010, the Company adopted new guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2010, the Company adopted new guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

     As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6,769 million of commercial mortgage loans and $6,717 million of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

     Also effective January 1, 2010, the Company adopted new guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million -- U.S. corporate securities and $13 million -- CMBS.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

     The following pronouncements relating to financial instruments had no material impact on the Company's consolidated financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This guidance also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

     Effective January 1, 2010, the Company adopted new guidance that requires new disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's nonperformance risk in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's nonperformance risk adjustment in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. The Company provided all of the material disclosures in Note 4.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

     - Effective September 30, 2008, the Company adopted guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

     - Effective December 31, 2009, the Company adopted guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company prospectively adopted guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure (Accounting Standards Update ("ASU") 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations). Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The guidance is effective for fiscal years beginning on or after December 15, 2010. The Company will apply the guidance prospectively on its accounting for future acquisitions and does not expect the adoption of this guidance to have a material impact on the Company's consolidated financial statements.

     In December 2010, the FASB issued new guidance regarding goodwill impairment testing (ASU 2010-28, Intangibles -- Goodwill and Other (Topic 350):
When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts). This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

     In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) effective for the first quarter of 2012. This guidance clarifies the costs that should be deferred by insurance entities when issuing and renewing insurance contracts. The guidance also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In April 2010, the FASB issued new guidance regarding accounting for investment funds determined to be VIEs (ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments). Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a VIE, unless the separate account contractholder is a related party. The guidance is effective for the first quarter of 2011. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2010
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $14,860    $  816     $  302     $--    $15,374     34.2%
Foreign corporate securities.........     8,095       502        127      --      8,470     18.8
U.S. Treasury and agency securities..     7,665       143        132      --      7,676     17.1
RMBS.................................     6,803       203        218      79      6,709     14.9
CMBS.................................     2,203       113         39      --      2,277      5.1
ABS..................................     1,927        44         95       7      1,869      4.2
State and political subdivision
  securities.........................     1,755        22        131      --      1,646      3.7
Foreign government securities........       824        81          2      --        903      2.0
                                        -------    ------     ------     ---    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $44,132    $1,924     $1,046     $86    $44,924    100.0%
                                        =======    ======     ======     ===    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   306    $    9     $   47     $--    $   268     66.2%
Common stock.........................       121        17          1      --        137     33.8
                                        -------    ------     ------     ---    -------    -----
  Total equity securities (3)........   $   427    $   26     $   48     $--    $   405    100.0%
                                        =======    ======     ======     ===    =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                           DECEMBER 31, 2009
                                       ---------------------------------------------------------
                                                        GROSS UNREALIZED
                                        COST OR    -------------------------   ESTIMATED
                                       AMORTIZED            TEMPORARY   OTTI      FAIR      % OF
                                          COST      GAIN       LOSS     LOSS     VALUE     TOTAL
                                       ---------   ------   ---------   ----   ---------   -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities............   $15,598    $  441     $  639    $  2    $15,398     37.3%
Foreign corporate securities.........     7,292       307        255       6      7,338     17.8
U.S. Treasury and agency securities..     6,503        35        281      --      6,257     15.2
RMBS.................................     6,183       153        402      82      5,852     14.2
CMBS.................................     2,808        43        216      18      2,617      6.3
ABS..................................     2,152        33        163      33      1,989      4.8
State and political subdivision
  securities.........................     1,291        12        124      --      1,179      2.8
Foreign government securities........       608        46          9      --        645      1.6
                                        -------    ------     ------    ----    -------    -----
  Total fixed maturity securities
     (1), (2)........................   $42,435    $1,070     $2,089    $141    $41,275    100.0%
                                        =======    ======     ======    ====    =======    =====
EQUITY SECURITIES:
Non-redeemable preferred stock (1)...   $   351    $   10     $   55    $ --    $   306     66.7%
Common stock.........................       143        11          1      --        153     33.3
                                        -------    ------     ------    ----    -------    -----
  Total equity securities (3)........   $   494    $   21     $   56    $ --    $   459    100.0%
                                        =======    ======     ======    ====    =======    =====



--------

   (1) Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more debt-like characteristics. The Company classifies perpetual securities with an interest rate step-up feature which, when combined with other qualitative factors, indicates that the security has more equity-like characteristics, as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2010        2009
                              CLASSIFICATION                                ---------   ---------
-------------------------------------------------------------------------   ESTIMATED   ESTIMATED
  CONSOLIDATED BALANCE                                                         FAIR        FAIR
         SHEETS               SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                  $202        $237
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                  $ 35        $ 43
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                  $450        $580
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                  $ 10        $ 17


--------

   (2) The Company's holdings in redeemable preferred stock with stated maturity dates, commonly referred to as "capital securities", were primarily issued by U.S. financial institutions and have cumulative interest deferral features. The Company held $645 million and $513 million at estimated fair value of such securities at December 31, 2010 and 2009, respectively, which are included in the U.S. and foreign corporate securities sectors within fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities were $100 million and $82 million at estimated fair value at December 31, 2010 and 2009, respectively.

     The Company held foreign currency derivatives with notional amounts of $807 million and $855 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2010 and 2009, respectively.

     The below investment grade and non-income producing amounts presented below are based on rating agency designations and equivalent designations of the National Association of Insurance Commissioners ("NAIC"), with the exception of certain structured securities described below held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary. Non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, CMBS and all other ABS held by MetLife Insurance Company of Connecticut and its domestic insurance subsidiary, are presented based on final ratings from the revised NAIC rating methodologies which became effective December 31, 2009 for non-agency RMBS, including RMBS backed by sub-prime mortgage loans reported within ABS, and December 31, 2010 for CMBS and the remaining ABS (which may not correspond to rating agency designations). All NAIC designation (e.g., NAIC 1 -- 6) amounts and percentages presented herein are based on the revised NAIC methodologies. All rating agency designation (e.g., Aaa/AAA) amounts and percentages presented herein are based on rating agency designations without adjustment for the revised NAIC methodologies described above. Rating agency designations are based on availability of applicable ratings from rating agencies on the NAIC acceptable rating organization list, including Moody's Investors Service ("Moody's"), S&P and Fitch Ratings ("Fitch").

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Below investment grade or non-rated fixed maturity securities:
  Estimated fair value..........................................  $4,027   $3,866
  Net unrealized gain (loss)....................................  $ (125)  $ (467)
Non-income producing fixed maturity securities:
  Estimated fair value..........................................  $   36   $   67
  Net unrealized gain (loss)....................................  $    2   $    2


     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $7.7 billion and $6.3 billion at December 31, 2010 and 2009, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below present for all corporate fixed maturity securities holdings, corporate securities by sector, U.S. corporate securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


by major industry types, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by sector:
  Foreign corporate fixed maturity securities (1)..   $ 8,470     35.5%   $ 7,338     32.3%
U.S. corporate fixed maturity securities -- by
  industry:
  Consumer.........................................     3,893     16.3      3,507     15.4
  Utility..........................................     3,379     14.2      3,328     14.6
  Industrial.......................................     3,282     13.7      3,047     13.4
  Finance..........................................     2,569     10.8      3,145     13.8
  Communications...................................     1,444      6.1      1,669      7.4
  Other............................................       807      3.4        702      3.1
                                                      -------    -----    -------    -----
     Total.........................................   $23,844    100.0%   $22,736    100.0%
                                                      =======    =====    =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity securities.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2010                      2009
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........    $  252        0.4%        $  204        0.4%
  Holdings in ten issuers with the largest
     exposures...............................    $1,683        2.5%        $1,695        3.2%

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Pass-through securities..........................    $3,466     51.7%    $2,206     37.7%
  Collateralized mortgage obligations..............     3,243     48.3      3,646     62.3
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
By risk profile:
  Agency...........................................    $5,080     75.7%    $4,095     70.0%
  Prime............................................     1,023     15.3      1,118     19.1
  Alternative residential mortgage loans...........       606      9.0        639     10.9
                                                       ------    -----     ------    -----
     Total RMBS....................................    $6,709    100.0%    $5,852    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $5,254     78.3%    $4,347     74.3%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $5,618     83.7%    $4,835     82.6%
                                                       ======    =====     ======    =====



     Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities. Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most creditworthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior.......................................     $  9       1.5%     $ 15       2.3%
2005...............................................      302      49.8       336      52.6
2006...............................................       88      14.6        83      13.0
2007...............................................      207      34.1       205      32.1
2008 to 2010.......................................       --        --        --        --
                                                        ----     -----      ----     -----
  Total............................................     $606     100.0%     $639     100.0%
                                                        ====     =====      ====     =====




                                                                DECEMBER 31,
                                                     ---------------------------------
                                                           2010              2009
                                                     ---------------   ---------------
                                                               % OF              % OF
                                                     AMOUNT    TOTAL   AMOUNT    TOTAL
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Net unrealized gain (loss).........................   $(141)            $(235)
Rated Aa/AA or better..............................              1.5%              2.3%
Rated NAIC 1.......................................             14.9%             16.6%
Distribution of holdings -- at estimated fair
  value -- by collateral type:
  Fixed rate mortgage loans collateral.............             96.1%             95.6%
  Hybrid adjustable rate mortgage loans
     collateral....................................              3.9               4.4
                                                               -----             -----
     Total Alt-A RMBS..............................            100.0%            100.0%
                                                               =====             =====



     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $2.3 billion and $2.6 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company had no exposure to CMBS index securities at December 31, 2010 or 2009. The Company held commercial real estate collateralized debt obligations securities of $85 million and $70 million at estimated fair value at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the Company's holdings of CMBS by vintage year and certain other selected data at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior.......................................    $  947     41.6%    $1,202     45.9%
2004...............................................       442     19.4        512     19.6
2005...............................................       431     18.9        472     18.0
2006...............................................       442     19.4        407     15.6
2007...............................................        15      0.7         24      0.9
2008 to 2010.......................................        --       --         --       --
                                                       ------    -----     ------    -----
  Total............................................    $2,277    100.0%    $2,617    100.0%
                                                       ======    =====     ======    =====




                                                                  DECEMBER 31,
                                                        -------------------------------
                                                             2010             2009
                                                        --------------   --------------
                                                                  % OF             % OF
                                                        AMOUNT   TOTAL   AMOUNT   TOTAL
                                                        ------   -----   ------   -----
                                                                  (IN MILLIONS)
Net unrealized gain (loss)............................    $74             $(191)
Rated Aaa/AAA.........................................             88%              83%
Rated NAIC 1..........................................             95%              93%


     The portion rated Aaa/AAA at December 31, 2010 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P, Fitch and Realpoint, LLC. The portion rated Aaa/AAA at December 31, 2009 reflects rating agency designations assigned by nationally recognized rating agencies including Moody's, S&P and Fitch.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $1.9 billion and $2.0 billion at estimated fair value at December 31, 2010 and 2009, respectively. The Company's ABS are diversified both by collateral type and by issuer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the collateral type and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2010                2009
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By collateral type:
  Credit card loans................................    $  753     40.3%    $  920     46.3%
  RMBS backed by sub-prime mortgage loans..........       247     13.2        247     12.4
  Student loans....................................       174      9.3        158      7.9
  Automobile loans.................................        98      5.3        205     10.3
  Other loans......................................       597     31.9        459     23.1
                                                       ------    -----     ------    -----
     Total.........................................    $1,869    100.0%    $1,989    100.0%
                                                       ======    =====     ======    =====
Portion rated Aaa/AAA..............................    $1,251     66.9%    $1,292     65.0%
                                                       ======    =====     ======    =====
Portion rated NAIC 1...............................    $1,699     90.9%    $1,767     88.8%
                                                       ======    =====     ======    =====



     Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2010 and 2009.

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2010                    2009
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................   $ 1,874     $ 1,889     $ 1,023     $ 1,029
Due after one year through five years..........     9,340       9,672       9,048       9,202
Due after five years through ten years.........     7,829       8,333       7,882       7,980
Due after ten years............................    14,156      14,175      13,339      12,606
                                                  -------     -------     -------     -------
  Subtotal.....................................    33,199      34,069      31,292      30,817
RMBS, CMBS and ABS.............................    10,933      10,855      11,143      10,458
                                                  -------     -------     -------     -------
     Total fixed maturity securities...........   $44,132     $44,924     $42,435     $41,275
                                                  =======     =======     =======     =======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           -------------------------
                                                            2010     2009      2008
                                                           -----   -------   -------
                                                                 (IN MILLIONS)
Fixed maturity securities................................  $ 878   $(1,019)  $(4,755)
Fixed maturity securities with noncredit OTTI losses in
  accumulated other comprehensive income (loss)..........    (86)     (141)       --
                                                           -----   -------   -------
  Total fixed maturity securities........................    792    (1,160)   (4,755)
Equity securities........................................    (21)      (35)     (199)
Derivatives..............................................   (109)       (4)       12
Short-term investments...................................     (2)      (10)     (100)
Other....................................................     (3)       (3)       (3)
                                                           -----   -------   -------
     Subtotal............................................    657    (1,212)   (5,045)
                                                           -----   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...................    (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      5        12        --
  DAC and VOBA...........................................   (126)      151       916
                                                           -----   -------   -------
     Subtotal............................................   (154)      163       916
Deferred income tax benefit (expense) related to
  noncredit OTTI losses recognized in accumulated other
  comprehensive income (loss)............................     30        46        --
Deferred income tax benefit (expense)....................   (196)      327     1,447
                                                           -----   -------   -------
Net unrealized investment gains (losses).................  $ 337   $  (676)  $(2,682)
                                                           =====   =======   =======



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above of ($86) million at December 31, 2010, includes ($141) million recognized prior to January 1, 2010, ($53) million (($44) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2010, $16 million transferred to retained earnings in connection with the adoption of guidance related to the consolidation of VIEs (see Note 1) for the year ended December 31, 2010, $28 million related to securities sold during the year ended December 31, 2010 for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income
(loss) and $64 million of subsequent increases in estimated fair value during the year ended December 31, 2010 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss), as presented above, of ($141) million at December 31, 2009, includes ($36) million related to the transition adjustment recorded in 2009 upon the adoption of guidance on the recognition and presentation of OTTI, ($165) million

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(($148) million, net of DAC) of noncredit OTTI losses recognized in the year ended December 31, 2009 (as more fully described in Note 1), $6 million related to securities sold during the year ended December 31, 2009 for which a noncredit OTTI loss was previously recognized in accumulated comprehensive income (loss) and $54 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit OTTI loss was previously recognized in accumulated other comprehensive income (loss).

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Balance, beginning of period.............................  $ (676)  $(2,682)  $  (361)
Cumulative effect of change in accounting principles, net
  of income tax..........................................      34       (22)       --
Fixed maturity securities on which noncredit OTTI losses
  have been recognized...................................      39      (105)       --
Unrealized investment gains (losses) during the year.....   1,778     3,974    (4,396)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition............     (33)       --        --
  DAC and VOBA related to noncredit OTTI losses
     recognized in accumulated other comprehensive income
     (loss)..............................................      (7)       10        --
  DAC and VOBA...........................................    (277)     (765)      823
  Deferred income tax benefit (expense) related to
     noncredit OTTI losses recognized in accumulated
     other comprehensive income (loss)...................     (11)       34        --
  Deferred income tax benefit (expense)..................    (510)   (1,120)    1,252
                                                           ------   -------   -------
Balance, end of period...................................  $  337   $  (676)  $(2,682)
                                                           ======   =======   =======
Change in net unrealized investment gains (losses).......  $1,013   $ 2,006   $(2,321)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2010
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $1,956       $ 56        $1,800       $246       $ 3,756      $  302
Foreign corporate securities.......        727         24           816        103         1,543         127
U.S. Treasury and agency
  securities.......................      2,857        113            85         19         2,942         132
RMBS...............................      2,228         59         1,368        238         3,596         297
CMBS...............................         68          1           237         38           305          39
ABS................................        245          5           590         97           835         102
State and political subdivision
  securities.......................        716         36           352         95         1,068         131
Foreign government securities......         49          1             9          1            58           2
                                        ------       ----        ------       ----       -------      ------
  Total fixed maturity securities..     $8,846       $295        $5,257       $837       $14,103      $1,132
                                        ======       ====        ======       ====       =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   26       $  5        $  187       $ 42       $   213      $   47
Common stock.......................          9          1            --         --             9           1
                                        ------       ----        ------       ----       -------      ------
  Total equity securities..........     $   35       $  6        $  187       $ 42       $   222      $   48
                                        ======       ====        ======       ====       =======      ======
Total number of securities in an
  unrealized loss position.........        759                      637
                                        ======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $2,164       $ 87       $ 4,314      $  554      $ 6,478      $  641
Foreign corporate securities.......        759         27         1,488         234        2,247         261
U.S. Treasury and agency
  securities.......................      5,265        271            26          10        5,291         281
RMBS...............................        703         12         1,910         472        2,613         484
CMBS...............................        334          3         1,054         231        1,388         234
ABS................................        125         11           821         185          946         196
State and political subdivision
  securities.......................        413         16           433         108          846         124
Foreign government securities......        132          4            25           5          157           9
                                        ------       ----       -------      ------      -------      ------
  Total fixed maturity securities..     $9,895       $431       $10,071      $1,799      $19,966      $2,230
                                        ======       ====       =======      ======      =======      ======
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $   21       $  9       $   198      $   46      $   219      $   55
Common stock.......................          3          1             3          --            6           1
                                        ------       ----       -------      ------      -------      ------
  Total equity securities..........     $   24       $ 10       $   201      $   46      $   225      $   56
                                        ======       ====       =======      ======      =======      ======
Total number of securities in an
  unrealized loss position.........        708                    1,236
                                        ======                  =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2010
                                        ----------------------------------------------------------------
                                          COST OR AMORTIZED     GROSS UNREALIZED
                                                COST                  LOSS          NUMBER OF SECURITIES
                                        --------------------   ------------------   --------------------
                                        LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN     20% OR
                                           20%         MORE       20%       MORE       20%         MORE
                                        ---------     ------   ---------   ------   ---------     ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................   $ 8,882      $  439      $268      $109       686           43
Six months or greater but less than
  nine months.........................       152          40         6        13        30           10
Nine months or greater but less than
  twelve months.......................        48          25         2        11        11            3
Twelve months or greater..............     4,768         881       450       273       475          101
                                         -------      ------      ----      ----
  Total...............................   $13,850      $1,385      $726      $406
                                         =======      ======      ====      ====
Percentage of amortized cost..........                               5%       29%
                                                                  ====      ====
EQUITY SECURITIES:
Less than six months..................   $    31      $   30      $  4      $  7         8           12
Six months or greater but less than
  nine months.........................        --           3        --         1        --            1
Nine months or greater but less than
  twelve months.......................         5           7        --         2         1            1
Twelve months or greater..............       150          44        18        16        12            5
                                         -------      ------      ----      ----
  Total...............................   $   186      $   84      $ 22      $ 26
                                         =======      ======      ====      ====
Percentage of cost....................                              12%       31%
                                                                  ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2009
                                      ------------------------------------------------------------------
                                        COST OR AMORTIZED      GROSS UNREALIZED
                                              COST                   LOSS           NUMBER OF SECURITIES
                                      --------------------   --------------------   --------------------
                                      LESS THAN     20% OR   LESS THAN     20% OR   LESS THAN     20% OR
                                         20%         MORE       20%         MORE       20%         MORE
                                      ---------     ------   ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 8,310      $  790     $  173      $  199      609           74
Six months or greater but less than
  nine months.......................     1,084         132        114          37       33           24
Nine months or greater but less than
  twelve months.....................       694         362         74         102       30           29
Twelve months or greater............     8,478       2,346        737         794      867          260
                                       -------      ------     ------      ------
  Total.............................   $18,566      $3,630     $1,098      $1,132
                                       =======      ======     ======      ======
Percentage of amortized cost........                                6%         31%
                                                               ======      ======
EQUITY SECURITIES:
Less than six months................   $     3      $    9     $   --      $    3        7            3
Six months or greater but less than
  nine months.......................        --          --         --          --       --           --
Nine months or greater but less than
  twelve months.....................        10          20          1           8        2            3
Twelve months or greater............       161          78         21          23       17            6
                                       -------      ------     ------      ------
  Total.............................   $   174      $  107     $   22      $   34
                                       =======      ======     ======      ======
Percentage of cost..................                               13%         32%
                                                               ======      ======



     Equity securities with a gross unrealized loss of 20% or more for twelve months or greater decreased from $23 million at December 31, 2009 to $16 million at December 31, 2010. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all $16 million of equity securities with a gross unrealized loss of 20% or more for twelve months or greater at December 31, 2010 were financial services industry investment grade non-redeemable preferred stock, of which 56% were rated A or better.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss) of $1.2 billion and $2.3 billion at December 31, 2010 and 2009, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                      DECEMBER 31,
                                                                     -------------
                                                                      2010    2009
                                                                     -----   -----
SECTOR:
  U.S. corporate securities........................................    26%     28%
  RMBS.............................................................    25      21
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Foreign corporate securities.....................................    11      11
  ABS..............................................................     9       9
  CMBS.............................................................     3      10
  Other............................................................     4       4
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===
INDUSTRY:
  Mortgage-backed..................................................    28%     31%
  Finance..........................................................    19      22
  U.S. Treasury and agency securities..............................    11      12
  State and political subdivision securities.......................    11       5
  Asset-backed.....................................................     9       9
  Consumer.........................................................     5       6
  Utility..........................................................     3       4
  Communications...................................................     2       3
  Industrial.......................................................     1       2
  Transportation...................................................     1       1
  Other............................................................    10       5
                                                                      ---     ---
     Total.........................................................   100%    100%
                                                                      ===     ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities, each with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                   DECEMBER 31,
                                            ---------------------------------------------------------
                                                        2010                          2009
                                            ---------------------------   ---------------------------
                                            FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                              SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                            --------------   ----------   --------------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities......................         15             --             33             --
Total gross unrealized loss...............       $210            $--           $510            $--
Percentage of total gross unrealized
  loss....................................         19%            --%            23%            --%


     Fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, decreased $300 million during the year ended December 31, 2010. The cause of the decline in, or improvement in, gross unrealized losses for the year ended December 31, 2010, was primarily attributable to a decrease in interest rates and narrowing of credit spreads. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities and other available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2010:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       -------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       -----------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   ----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL    RATED OR
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES    BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   --------
                                                                        (IN MILLIONS)
Less than six months...       $ 7          $ 6           86%         $ 2             33%            $ 2          100%        100%
Six months or greater
  but less than twelve
  months...............         3            3          100%           3            100%              3          100%         67%
Twelve months or
  greater..............        16           16          100%          16            100%             16          100%         56%
                              ---          ---                       ---                            ---
All equity securities
  with a gross
  unrealized loss of
  20% or more..........       $26          $25           96%         $21             84%            $21          100%         62%
                              ===          ===                       ===                            ===



     In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those companies in the financial services industry. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

     Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

  NET INVESTMENT GAINS (LOSSES)

     See "-- Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment" for a discussion of changes in guidance adopted April 1, 2009 that impacted how fixed maturity security OTTI losses that are charged to earnings are measured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized...............................  $(103)    $(552)    $(401)
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive income (loss)..........     53       165        --
                                                             -----     -----     -----
  Net OTTI losses on fixed maturity securities recognized
     in earnings...........................................    (50)     (387)     (401)
  Fixed maturity securities -- net gains (losses) on sales
     and disposals.........................................    123      (115)     (255)
                                                             -----     -----     -----
     Total gains (losses) on fixed maturity securities.....     73      (502)     (656)
                                                             -----     -----     -----
Other net investment gains (losses):
  Equity securities........................................     28      (119)      (60)
  Mortgage loans...........................................    (18)      (32)      (44)
  Real estate and real estate joint ventures...............    (21)      (61)       (1)
  Other limited partnership interests......................    (13)      (72)       (9)
  Other investment portfolio gains (losses)................     10         4        14
                                                             -----     -----     -----
     Subtotal -- investment portfolio gains (losses).......     59      (782)     (756)
                                                             -----     -----     -----
FVO consolidated securitization entities:
  Commercial mortgage loans................................    758        --        --
  Long-term debt -- related to commercial mortgage loans...   (734)       --        --
Other gains (losses).......................................     67       (53)      311
                                                             -----     -----     -----
     Subtotal FVO consolidated securitization entities and
       other gains (losses)................................     91       (53)      311
                                                             -----     -----     -----
       Total net investment gains (losses).................  $ 150     $(835)    $(445)
                                                             =====     =====     =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

     Gains (losses) from foreign currency transactions included within net investment gains (losses) and primarily included in other gains (losses) in the table above were $78 million, ($45) million and $330 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                 YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                --------------------------    -------------------------    ----------------------------
                                  2010     2009      2008     2010       2009      2008      2010      2009       2008
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
                                 FIXED MATURITY SECURITIES        EQUITY SECURITIES                    TOTAL
                                --------------------------    -------------------------    ----------------------------
                                                               (IN MILLIONS)
Proceeds......................  $12,434   $8,766   $11,450    $109      $ 113      $ 76    $12,543    $8,879    $11,526
                                =======   ======   =======    ====      =====      ====    =======    ======    =======
Gross investment gains........  $   244   $  180   $   126    $ 31      $   6      $ 15    $   275    $  186    $   141
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Gross investment losses.......     (121)    (295)     (381)     (1)       (28)      (25)      (122)     (323)      (406)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Total OTTI losses recognized
  in earnings:
  Credit-related..............      (47)    (348)     (366)     --         --        --        (47)     (348)      (366)
  Other (1)...................       (3)     (39)      (35)     (2)       (97)      (50)        (5)     (136)       (85)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
     Total OTTI losses
       recognized in
       earnings...............      (50)    (387)     (401)     (2)       (97)      (50)       (52)     (484)      (451)
                                -------   ------   -------    ----      -----      ----    -------    ------    -------
Net investment gains
  (losses)....................  $    73   $ (502)  $  (656)   $ 28      $(119)     $(60)   $   101    $ (621)   $  (716)
                                =======   ======   =======    ====      =====      ====    =======    ======    =======



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
U.S. and foreign corporate securities -- by industry:
  Consumer..................................................   $10      $ 53      $ 35
  Finance...................................................     7        84       225
  Communications............................................     4        88        21
  Utility...................................................     2         6        --
  Industrial................................................    --        18        --
  Other industries..........................................    --        --        40
                                                               ---      ----      ----
     Total U.S. and foreign corporate securities............    23       249       321
  RMBS......................................................    17        24        --
  CMBS......................................................     8        69        65
  ABS.......................................................     2        45        15
                                                               ---      ----      ----
     Total..................................................   $50      $387      $401
                                                               ===      ====      ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Sector:
  Common stock..............................................   $ 2       $ 5       $12
  Non-redeemable preferred stock............................    --        92        38
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===
Industry:
  Financial services industry:
     Perpetual hybrid securities............................   $--       $72       $ 9
     Common and remaining non-redeemable preferred stock....    --         3        34
                                                               ---       ---       ---
       Total financial services industry....................    --        75        43
  Other industries..........................................     2        22         7
                                                               ---       ---       ---
  Total.....................................................   $ 2       $97       $50
                                                               ===       ===       ===



  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at the respective time period, for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2010               2009
                                                              -----               ----
                                                                    (IN MILLIONS)
Balance, at January 1,......................................  $ 213               $ --
Credit loss component of OTTI loss not reclassified to other comprehensive income (loss) in the cumulative effect
  transition adjustment.....................................     --                 92
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired.....................     11                 97
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.........................     10                 43
Reductions:
  Due to sales (maturities, pay downs or prepayments) during the period of securities previously credit loss OTTI
     impaired...............................................    (67)               (18)
  Due to securities de-recognized in connection with the
     adoption of new guidance related to the consolidation
     of VIEs................................................   (100)                --
  Due to securities impaired to net present value of
     expected future cash flows.............................     (1)                --
  Due to increases in cash flows -- accretion of previous
     credit loss OTTI.......................................     (3)                (1)
                                                              -----               ----
Balance, at December 31,....................................  $  63               $213
                                                              =====               ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Investment income:
Fixed maturity securities.................................  $2,120   $2,094   $2,455
Equity securities.........................................      16       27       44
Other securities -- FVO general account securities........      --       --        2
Mortgage loans............................................     301      239      255
Policy loans..............................................      67       80       64
Real estate and real estate joint ventures................     (24)    (120)      11
Other limited partnership interests.......................     190       17      (69)
Cash, cash equivalents and short-term investments.........       9       16       67
International joint ventures..............................      (6)      (4)      (4)
Other.....................................................       3       (2)      (3)
                                                            ------   ------   ------
  Subtotal................................................   2,676    2,347    2,822
Less: Investment expenses.................................      97      109      307
                                                            ------   ------   ------
  Subtotal, net...........................................   2,579    2,238    2,515
                                                            ------   ------   ------
Other securities -- FVO contractholder-directed unit-
  linked investments......................................     167       97      (21)
FVO consolidated securitization entities -- Commercial
  mortgage loans..........................................     411       --       --
                                                            ------   ------   ------
  Subtotal................................................     578       97      (21)
                                                            ------   ------   ------
     Net investment income................................  $3,157   $2,335   $2,494
                                                            ======   ======   ======



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     Affiliated investment expenses, included in the table above, were $56 million, $47 million and $32 million for the years ended December 31, 2010, 2009 and 2008, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral, generally cash, in an amount equal to 102% of the estimated fair value of the securities loaned, which is obtained at the inception of a loan and maintained at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control. These transactions are treated as financing arrangements and the associated liability is recorded at the amount of the cash received.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Securities on loan:
  Amortized cost................................................  $6,992   $6,173
  Estimated fair value..........................................  $7,054   $6,051
Aging of cash collateral liability:
  Open (1)......................................................  $1,292   $1,325
  Less than thirty days.........................................   3,297    3,342
  Thirty days or greater but less than sixty days...............   1,221    1,323
  Sixty days or greater but less than ninety days...............     326       --
  Ninety days or greater........................................   1,002      234
                                                                  ------   ------
     Total cash collateral liability............................  $7,138   $6,224
                                                                  ======   ======
Reinvestment portfolio -- estimated fair value..................  $6,916   $5,686
                                                                  ======   ======



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2010 was $1.3 billion, of which $1.2 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan were primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, U.S. corporate, U.S. Treasury and agency and ABS).

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                      DECEMBER 31,
                                                                    ---------------
                                                                     2010     2009
                                                                    ------   ------
                                                                     (IN MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1).........................................   $ 55     $ 21
Invested assets pledged as collateral:
  Funding agreements -- FHLB of Boston (2)........................    211      419
  Funding agreements -- Farmer Mac (3)............................    231       --
  Derivative transactions (4).....................................     83       18
                                                                     ----     ----
  Total invested assets on deposit and pledged as collateral......   $580     $458
                                                                     ====     ====



--------

   (1) The Company has investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of Boston ("FHLB of Boston"). The nature of these Federal Home Loan Bank arrangements is described in Note 7.

   (3) The Company has pledged certain agricultural mortgage loans in connection with funding agreements issued to certain special purpose entities ("SPEs") that have issued securities guaranteed by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). The nature of these Farmer Mac arrangements is described in Note 7.

   (4) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also "-- Securities Lending" for the amount of the Company's cash received from and due back to counterparties pursuant to the Company's securities lending program. See "-- Variable Interest Entities" for assets of certain CSEs that can only be used to settle liabilities of such entities.

  OTHER SECURITIES

     The tables below present certain information about the Company's securities for which the FVO has been elected:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2010    2009
                                                                   ------   ----
                                                                   (IN MILLIONS)
FVO general account securities...................................  $    7   $  7
FVO contractholder-directed unit-linked investments..............   2,240    931
                                                                   ------   ----
  Total other securities -- at estimated fair value..............  $2,247   $938
                                                                   ======   ====




                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2010      2009      2008
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
FVO general account securities:
  Net investment income....................................  $ --       $--      $  2
  Changes in estimated fair value included in net
     investment income.....................................  $ --       $ 1      $ (2)
FVO contractholder-directed unit-linked investments:
  Net investment income....................................  $167       $97      $(21)
  Changes in estimated fair value included in net
     investment income.....................................  $121       $89      $(19)


     See Note 1 for discussion of FVO contractholder-directed unit-linked investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOANS

     Mortgage loans are summarized as follows at:

                                                                 DECEMBER 31,
                                                     -----------------------------------
                                                           2010               2009
                                                     ----------------   ----------------
                                                     CARRYING    % OF   CARRYING    % OF
                                                       VALUE    TOTAL     VALUE    TOTAL
                                                     --------   -----   --------   -----
                                                                  (IN MILLIONS)
Mortgage loans:
  Commercial mortgage loans........................   $ 4,635    36.4%   $3,620     76.2%
  Agricultural mortgage loans......................     1,342    10.6     1,204     25.4
  Residential mortgage loans.......................        --      --         1       --
                                                      -------   -----    ------    -----
     Subtotal......................................     5,977    47.0%    4,825    101.6%
  Valuation allowances.............................       (87)   (0.7)      (77)    (1.6)
                                                      -------   -----    ------    -----
     Subtotal mortgage loans, net..................     5,890    46.3     4,748    100.0
  Commercial mortgage loans held by consolidated
     securitization entities -- FVO................     6,840    53.7        --       --
                                                      -------   -----    ------    -----
Total mortgage loans, net..........................   $12,730   100.0%   $4,748    100.0%
                                                      =======   =====    ======    =====



     See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above. The carrying value of such loans were $199 million and $200 million at December 31, 2010 and 2009, respectively.

     Concentration of Credit Risk -- The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The Company's commercial and agricultural mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's commercial and agricultural mortgage loans located in California, New York and Texas were 28%, 13% and 6%, respectively, of total mortgage loans (excluding commercial mortgage loans held by CSEs) at December 31, 2010. Additionally, the Company manages risk when originating commercial and agricultural mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                          DECEMBER 31,
                               -----------------------------------------------------------------
                                2010     2009     2010     2009    2010   2009    2010     2009
                               ------   ------   ------   ------   ----   ----   ------   ------
                                  COMMERCIAL       AGRICULTURAL    RESIDENTIAL        TOTAL
                               ---------------   ---------------   -----------   ---------------
                                                         (IN MILLIONS)
Mortgage loans:
  Evaluated individually for
     credit losses...........  $   23   $   23   $   --   $   --   $ --   $ --   $   23   $   23
  Evaluated collectively for
     credit losses...........   4,612    3,597    1,342    1,204     --      1    5,954    4,802
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total mortgage loans....   4,635    3,620    1,342    1,204     --      1    5,977    4,825
                               ------   ------   ------   ------   ----   ----   ------   ------
Valuation allowances:
  Specific credit losses.....      23       23       --       --     --     --       23       23
  Non-specifically identified
     credit losses...........      61       51        3        3     --     --       64       54
                               ------   ------   ------   ------   ----   ----   ------   ------
     Total valuation
       allowances............      84       74        3        3     --     --       87       77
                               ------   ------   ------   ------   ----   ----   ------   ------
Mortgage loans, net of
  valuation allowance........  $4,551   $3,546   $1,339   $1,201   $ --   $  1   $5,890   $4,748
                               ======   ======   ======   ======   ====   ====   ======   ======



     The following tables present the changes in the valuation allowance, by portfolio segment:

                                                             MORTGAGE LOAN VALUATION
                                                                    ALLOWANCES
                                                        ---------------------------------
                                                        COMMERCIAL   AGRICULTURAL   TOTAL
                                                        ----------   ------------   -----
                                                                  (IN MILLIONS)
Balance at January 1, 2008............................     $  7           $ 1        $  8
  Provision (release).................................       74             1          75
  Charge-offs, net of recoveries......................      (37)           --         (37)
                                                           ----           ---        ----
Balance at December 31, 2008..........................       44             2          46
  Provision (release).................................       35             1          36
  Charge-offs, net of recoveries......................       (5)           --          (5)
                                                           ----           ---        ----
Balance at December 31, 2009..........................       74             3          77
  Provision (release).................................       16            --          16
  Charge-offs, net of recoveries......................       (6)           --          (6)
                                                           ----           ---        ----
Balance at December 31, 2010..........................     $ 84           $ 3        $ 87
                                                           ====           ===        ====



     Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value: Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                             DECEMBER 31, 2010
                           ------------------------------------------------------------------------------------
                                             RECORDED INVESTMENT
                           -------------------------------------------------------
                              DEBT SERVICE COVERAGE RATIOS
                           ---------------------------------                           ESTIMATED
                           > 1.20X   1.00X - 1.20X   < 1.00X    TOTAL   % OF TOTAL     FAIR VALUE    % OF TOTAL
                           -------   -------------   -------   ------   ----------   -------------   ----------
                                          (IN MILLIONS)                              (IN MILLIONS)
Loan-to-value ratios:
Less than 65%............   $2,051        $ 11         $ 34    $2,096       45.2%        $2,196          47.1%
65% to 75%...............      824          99          148     1,071       23.1          1,099          23.6
76% to 80%...............      301          29            7       337        7.3            347           7.4
Greater than 80%.........      828         163          140     1,131       24.4          1,018          21.9
                            ------        ----         ----    ------      -----         ------         -----
  Total..................   $4,004        $302         $329    $4,635      100.0%        $4,660         100.0%
                            ======        ====         ====    ======      =====         ======         =====



     Agricultural Mortgage Loans -- by Credit Quality Indicator: The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, was at:

                                                                  DECEMBER 31, 2010
                                                          --------------------------------
                                                             AGRICULTURAL MORTGAGE LOANS
                                                          --------------------------------
                                                          RECORDED INVESTMENT   % OF TOTAL
                                                          -------------------   ----------
                                                             (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...........................................         $1,289             96.0%
65% to 75%..............................................             53              4.0
                                                                 ------            -----
  Total.................................................         $1,342            100.0%
                                                                 ======            =====



     Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio with approximately 99% of all mortgage loans classified as performing.

     Past Due. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days past due; and agricultural mortgage loans -- 90 days past due. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, was $0 and $7 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010; and for all mortgage loans was $7 million and $10 million at December 31, 2010 and 2009, respectively.

     Accrual Status. Past Due 90 Days or More and Still Accruing Interest. The Company had no recorded investment in mortgage loans, prior to valuation allowances, that were past due 90 days or more and still accruing interest at December 31, 2010 and $4 million at December 31, 2009.

     Accrual Status. Mortgage Loans in Nonaccrual Status. The recorded investment in mortgage loans, prior to valuation allowances, that were in nonaccrual status was $1 million and $6 million for commercial and agricultural mortgage loans, respectively, at December 31, 2010. The Company had no loans 90 days or more past due that were in nonaccrual status at December 31, 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, by portfolio segment, at December 31, 2010 and for all impaired mortgage loans at December 31, 2009, were as follows at:

                                                               IMPAIRED MORTGAGE LOANS
                           ----------------------------------------------------------------------------------------------
                                                                                 LOANS WITHOUT
                                  LOANS WITH A VALUATION ALLOWANCE           A VALUATION ALLOWANCE    ALL IMPAIRED LOANS
                           ----------------------------------------------   ----------------------   --------------------
                             UNPAID                                           UNPAID                   UNPAID
                           PRINCIPAL    RECORDED     VALUATION   CARRYING   PRINCIPAL    RECORDED    PRINCIPAL   CARRYING
                            BALANCE    INVESTMENT   ALLOWANCES     VALUE     BALANCE    INVESTMENT    BALANCE      VALUE
                           ---------   ----------   ----------   --------   ---------   ----------   ---------   --------
                                                                    (IN MILLIONS)
AT DECEMBER 31, 2010:
Commercial mortgage
  loans..................     $23          $23          $23         $--        $--          $--         $23         $--
Agricultural mortgage
  loans..................      --           --           --          --          7            7           7           7
                              ---          ---          ---         ---        ---          ---         ---         ---
  Total..................     $23          $23          $23         $--        $ 7          $ 7         $30         $ 7
                              ===          ===          ===         ===        ===          ===         ===         ===
TOTAL MORTGAGE LOANS AT
  DECEMBER 31, 2009......     $24          $24          $24         $--        $12          $12         $36         $12
                              ===          ===          ===         ===        ===          ===         ===         ===



     Unpaid principal balance is generally prior to any charge-off.

     The average investment in impaired mortgage loans, and the related interest income, by portfolio segment, for the year ended December 31, 2010 and for all mortgage loans for the years ended December 31, 2009 and 2008, respectively, was:

                                                             IMPAIRED MORTGAGE LOANS
                                                 -----------------------------------------------
                                                 AVERAGE INVESTMENT   INTEREST INCOME RECOGNIZED
                                                 ------------------   --------------------------
                                                                      CASH BASIS   ACCRUAL BASIS
                                                                      ----------   -------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Commercial mortgage loans......................          $45              $ 2           $--
Agricultural mortgage loans....................           13               --            --
                                                         ---              ---           ---
  Total........................................          $58              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2009...........          $32              $ 2           $--
                                                         ===              ===           ===
FOR THE YEAR ENDED DECEMBER 31, 2008...........          $42              $ 1           $ 1
                                                         ===              ===           ===



  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Traditional.........................................    $105      21.0%    $ 82      18.4%
Real estate joint ventures and funds................     368      73.4      363      81.6
                                                        ----     -----     ----     -----
  Real estate and real estate joint ventures........     473      94.4      445     100.0
                                                        ----     -----     ----     -----
Foreclosed..........................................      28       5.6       --        --
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

     Commercial and agricultural properties acquired through foreclosure were $28 million for the year ended December 31, 2010. There were no properties acquired through foreclosure for the year ended December 31, 2009. After the Company acquires properties through foreclosure, it evaluates whether the property is appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

     The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $22 million and $18 million at December 31, 2010 and 2009, respectively. Related depreciation expense on traditional wholly-owned real estate was $4 million, $3 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Impairments recognized on real estate and real estate joint ventures were $20 million and $61 million for the years ended December 31, 2010, and 2009, respectively. There were no impairments on real estate and real estate joint ventures for the year ended December 31, 2008. There were no real estate held-for-sale at December 31, 2010, 2009 or 2008. The carrying value of non-income producing real estate was $5 million, $1 million and $1 million at December 31, 2010, 2009 and 2008, respectively.

     The Company diversifies its real estate investments by both geographic region and property type to reduce risk of concentration. The Company's real estate investments are primarily located in the United States and, at December 31, 2010, 25%, 23% and 19% were located in Georgia, California, and New York, respectively.

     The Company's real estate investments by property type are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................    $253      50.4%    $127      28.6%
Real estate private equity funds....................     122      24.4       96      21.6
Apartments..........................................      32       6.4       72      16.2
Industrial..........................................      16       3.2       25       5.6
Land................................................      14       2.8       43       9.6
Retail..............................................       9       1.8       16       3.6
Agriculture.........................................      --        --       11       2.5
Other...............................................      55      11.0       55      12.3
                                                        ----     -----     ----     -----
  Total real estate and real estate joint ventures..    $501     100.0%    $445     100.0%
                                                        ====     =====     ====     =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.5 billion and $1.2 billion at December 31, 2010 and 2009, respectively. Included within other limited partnership interests were $380 million and $335 million at December 31, 2010 and 2009, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, were $11 million, $66 million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

     The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.8 billion as of December 31, 2010. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2010. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

     As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2010, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

     As of, and for the year ended December 31, 2010, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $134.3 billion and $100.3 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of these entities totaled $12.7 billion and $9.2 billion as of December 31, 2010 and 2009, respectively. Aggregate net income (loss) of these entities totaled $14.0 billion, $13.4 billion and ($14.5) billion for the years ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2010               2009
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..   $1,520     88.6%   $1,470     98.1%
Tax credit partnerships.............................       92      5.3         2      0.1
Leveraged leases, net of non-recourse debt..........       56      3.3        --       --
Joint venture investments...........................       46      2.7        26      1.8
Other...............................................        2      0.1        --       --
                                                       ------    -----    ------    -----
  Total.............................................   $1,716    100.0%   $1,498    100.0%
                                                       ======    =====    ======    =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See the following section "Leveraged Leases" for the composition of leveraged leases. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                            DECEMBER 31, 2010
                                                            -----------------
                                                              (IN MILLIONS)
Rental receivables, net...................................         $ 92
Estimated residual values.................................           14
                                                                   ----
  Subtotal................................................          106
Unearned income...........................................          (50)
                                                                   ----
  Investment in leveraged leases..........................         $ 56
                                                                   ====



     The Company did not have any investments in leveraged leases at December 31, 2009.

     The rental receivables set forth above are generally due in periodic installments. The payment periods were 22 years. For rental receivables, the Company's primary credit quality indicator is whether the rental receivable is performing or non-performing. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. The determination of performing or non-performing status is assessed monthly. As of December 31, 2010, all of the rental receivables were performing.

     The Company's deferred income tax liability related to leveraged leases was $4 million at December 31, 2010.

     There was no net investment income recognized on leverage leases for the year ended December 31, 2010.

  SHORT-TERM INVESTMENTS

     The carrying value of short-term investments, which includes investments with remaining maturities of one year or less, but greater than three months, at the time of purchase was $1.2 billion and $1.8 billion at December 31,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within short-term investments, which were $935 million and $1.5 billion at December 31, 2010 and 2009, respectively.

  CASH EQUIVALENTS

     The carrying value of cash equivalents, which includes investments with an original or remaining maturity of three months or less, at the time of purchase was $1.8 billion and $2.4 billion at December 31, 2010 and 2009, respectively. The Company is exposed to concentrations of credit risk related to securities of the U.S. government and certain U.S. government agencies included within cash equivalents, which were $1.3 billion and $1.5 billion at December 31, 2010 and 2009, respectively.

  VARIABLE INTEREST ENTITIES

     The Company holds investments in certain entities that are VIEs.

     In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, consistent with the new guidance described in Note 1, is deemed to be the primary beneficiary or consolidator of the entity. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment. Upon the adoption of new guidance effective January 1, 2010, the Company consolidated former QSPEs that are structured as CMBS. At December 31, 2010, these entities held total assets of $6,871 million, consisting of $6,840 million of commercial mortgage loans and $31 million of accrued investment income. These entities had total liabilities of $6,804 million, consisting of $6,773 million of long-term debt and $31 million of other liabilities. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company or any of its subsidiaries or affiliates liable for any principal or interest shortfalls, should any arise. The Company's exposure is limited to that of its remaining investment in the former QSPEs of $64 million at estimated fair value at December 31, 2010. The long-term debt referred to above bears interest at primarily fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next 7 years. Interest expense related to these obligations, included in other expenses, was $402 million for the year ended December 31, 2010.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                                   DECEMBER 31,
                                                  ---------------------------------------------
                                                           2010                    2009
                                                  ---------------------   ---------------------
                                                               MAXIMUM                 MAXIMUM
                                                  CARRYING    EXPOSURE    CARRYING    EXPOSURE
                                                   AMOUNT    TO LOSS(1)    AMOUNT    TO LOSS(1)
                                                  --------   ----------   --------   ----------
                                                                  (IN MILLIONS)
Fixed maturity securities available-for-sale:
  RMBS (2)......................................   $ 6,709     $ 6,709     $   --      $   --
  CMBS (2)......................................     2,277       2,277         --          --
  ABS (2).......................................     1,869       1,869         --          --
  Foreign corporate securities..................       348         348        304         304
  U.S. corporate securities.....................       336         336        247         247
Other limited partnership interests.............     1,192       1,992        838       1,273
Real estate joint ventures......................        10          35         32          39
                                                   -------     -------     ------      ------
     Total......................................   $12,741     $13,566     $1,421      $1,863
                                                   =======     =======     ======      ======



--------

   (1) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (2) As discussed in Note 1, the Company adopted new guidance effective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held variable interests in RMBS, CMBS and ABS. For these interests, the Company's involvement is limited to that of a passive investor.

     As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2010, 2009 and 2008.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2010 and 2009, the Company held $63 million and $285 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income (loss) from these investments was ($2) million, $2 million and $10 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates..............................................  $582      $717      $ 27
Amortized cost of invested assets transferred to
  affiliates..............................................  $533      $769      $ 23
Net investment gains (losses) recognized on invested
  assets transferred to affiliates........................  $ 49      $(52)     $  4
Estimated fair value of assets transferred from
  affiliates..............................................  $ 46      $143      $230


     During the year ended December 31, 2009, the Company loaned $200 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which is included in mortgage loans. The carrying value of these loans was $199 million and $200 million at December 31, 2010 and 2009, respectively. Loans of $140 million bear interest at 7.26% and are due in quarterly principal and interest payments of $3 million through January 2020. Loans of $60 million bear interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from this investment was $14 million and less than $1 million for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

     See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

     See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                              DECEMBER 31,
                                                      ------------------------------------------------------------
                                                                   2010                           2009
                                                      -----------------------------  -----------------------------
                                                                   ESTIMATED FAIR                 ESTIMATED FAIR
                                                                     VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                    NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                INSTRUMENT TYPE           AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  --------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                              (IN MILLIONS)
Interest rate       Interest rate swaps.............   $ 9,102  $  658      $252      $ 5,261  $  534      $179
                    Interest rate floors............     7,986     127        62        7,986      78        34
                    Interest rate caps..............     7,158      29         1        4,003      15        --
                    Interest rate futures...........     1,966       5         7          835       2         1
                    Interest rate forwards..........       695      --        71           --      --        --
Foreign currency    Foreign currency swaps..........     2,561     585        68        2,678     689        93
                    Foreign currency forwards.......       151       4         1           79       3        --
Credit              Credit default swaps............     1,324      15        22          966      12        31
                    Credit forwards.................        --      --        --           90      --         3
Equity market       Equity futures..................        93      --        --           81       1        --
                    Equity options..................       733      77        --          775     112        --
                    Variance swaps..................     1,081      20         8        1,081      24         6
                                                       -------  ------      ----      -------  ------      ----
                      Total.........................   $32,850  $1,520      $492      $23,835  $1,470      $347
                                                       =======  ======      ====      =======  ======      ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2010:

                                                               REMAINING LIFE
                                   ---------------------------------------------------------------------
                                                 AFTER ONE YEAR   AFTER FIVE YEARS
                                   ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                       LESS           YEARS             YEARS          YEARS      TOTAL
                                   -----------   --------------   ----------------   ---------   -------
                                                               (IN MILLIONS)
Interest rate swaps..............     $1,007         $ 2,340           $2,450          $3,305    $ 9,102
Interest rate floors.............         --           4,468            3,518              --      7,986
Interest rate caps...............      1,750           4,830              578              --      7,158
Interest rate futures............      1,966              --               --              --      1,966
Interest rate forwards...........         75             585               35              --        695
Foreign currency swaps...........        925           1,039              328             269      2,561
Foreign currency forwards........        151              --               --              --        151
Credit default swaps.............         --           1,324               --              --      1,324
Credit forwards..................         --              --               --              --         --
Equity futures...................         93              --               --              --         93
Equity options...................        127             606               --              --        733
Variance swaps...................         --             519              562              --      1,081
                                      ------         -------           ------          ------    -------
  Total..........................     $6,094         $15,711           $7,471          $3,574    $32,850
                                      ======         =======           ======          ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

     Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

     Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company writes covered call options on its portfolio of U.S. Treasuries as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

     Swap spreadlocks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spreadlocks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. The Company utilizes swap spreadlocks in non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2010                              2009
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                            FAIR VALUE                        FAIR VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair Value Hedges:
  Foreign currency swaps..................   $  787     $334        $ 18       $  850     $370        $15
  Interest rate swaps.....................      193       11          15          220       11          2
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................      980      345          33        1,070      381         17
                                             ------     ----        ----       ------     ----        ---
Cash Flow Hedges:
  Foreign currency swaps..................      295       15          11          166       15          7
  Interest rate swaps.....................      575        1          45           --       --         --
  Interest rate forwards..................      695       --          71           --       --         --
  Credit forwards.........................       --       --          --           90       --          3
                                             ------     ----        ----       ------     ----        ---
     Subtotal.............................    1,565       16         127          256       15         10
                                             ------     ----        ----       ------     ----        ---
       Total Qualifying Hedges............   $2,545     $361        $160       $1,326     $396        $27
                                             ======     ====        ====       ======     ====        ===



     The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                    DECEMBER 31,
                                         -----------------------------------------------------------------
                                                       2010                              2009
                                         -------------------------------   -------------------------------
                                                          ESTIMATED                         ESTIMATED
                                                         FAIR VALUE                        FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
---------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)
Interest rate swaps....................   $ 8,334   $  646       $192       $ 5,041   $  523       $177
Interest rate floors...................     7,986      127         62         7,986       78         34
Interest rate caps.....................     7,158       29          1         4,003       15         --
Interest rate futures..................     1,966        5          7           835        2          1
Foreign currency swaps.................     1,479      236         39         1,662      304         71
Foreign currency forwards..............       151        4          1            79        3         --
Credit default swaps...................     1,324       15         22           966       12         31
Equity futures.........................        93       --         --            81        1         --
Equity options.........................       733       77         --           775      112         --
Variance swaps.........................     1,081       20          8         1,081       24          6
                                          -------   ------       ----       -------   ------       ----
  Total non-designated or non-
     qualifying derivatives............   $30,305   $1,159       $332       $22,509   $1,074       $320
                                          =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET DERIVATIVE GAINS (LOSSES)

     The components of net derivative gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                             2010       2009      2008
                                                             ----     -------     ----
                                                                   (IN MILLIONS)
Derivatives and hedging gains (losses) (1).................  $(74)    $  (717)    $558
Embedded derivatives.......................................   132        (314)     436
                                                             ----     -------     ----
  Total net derivative gains (losses)......................  $ 58     $(1,031)    $994
                                                             ====     =======     ====



--------

   (1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedge relationships, which are not presented elsewhere in this note.

     The following table presents the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 2       $(1)      $(2)
  Interest credited to policyholder account balances........    37        40         6
Non-qualifying hedges:
  Net derivative gains (losses).............................     6        (8)       43
                                                               ---       ---       ---
     Total..................................................   $45       $31       $47
                                                               ===       ===       ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses) recognized for the years ended December 31, 2010, 2009 and 2008:

                                                                  NET DERIVATIVE                        INEFFECTIVENESS
                                                                  GAINS (LOSSES)  NET DERIVATIVE GAINS   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE           HEDGED ITEMS IN FAIR VALUE      RECOGNIZED     (LOSSES) RECOGNIZED   NET DERIVATIVE
HEDGING RELATIONSHIPS                 HEDGING RELATIONSHIPS      FOR DERIVATIVES    FOR HEDGED ITEMS     GAINS (LOSSES)
-----------------------------     -----------------------------  ---------------  --------------------  ---------------
                                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:              Fixed maturity securities....        $ (1)              $   1               $ --
                                  Policyholder account balances
                                  (1)..........................         (13)                  8                 (5)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         (38)                 14                (24)
                                                                       ----               -----               ----
  Total........................................................        $(52)              $  23               $(29)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:              Fixed maturity securities....        $  6               $  (6)              $ --
                                  Policyholder account balances
                                  (1)..........................          (8)                  4                 (4)
Foreign currency swaps:           Foreign-denominated
                                  policyholder account balances
                                  (2)..........................         111                (117)                (6)
                                                                       ----               -----               ----
  Total........................................................        $109               $(119)              $(10)
                                                                       ====               =====               ====
FOR THE YEAR ENDED DECEMBER 31, 2008...........................        $(87)              $  86               $ (1)
                                                                       ====               =====               ====



--------

   (1) Fixed rate liabilities

   (2) Fixed rate or floating rate liabilities

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

     For the year ended December 31, 2010, the Company recognized ($1) million of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. For the years ended December 31, 2009 and 2008, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant and for the years ended December 31, 2009 and 2008, there were no amounts reclassified into net derivative gains (losses). At December 31, 2010 and 2009, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and one year, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----      ----      ----
                                                                   (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at
  January 1,...............................................  $  (1)     $ 20      $(13)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges......   (107)      (44)        9
Amounts reclassified to net derivative gains (losses)......     (1)       23        24
                                                             -----      ----      ----
Accumulated other comprehensive income (loss), balance at
  December 31,.............................................  $(109)     $ (1)     $ 20
                                                             =====      ====      ====



     At December 31, 2010, $2 million of deferred net gains on derivatives in accumulated other comprehensive income (loss) was expected to be reclassified to earnings within the next 12 months.

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008:

                                  AMOUNT OF GAINS             AMOUNT AND LOCATION
                                 (LOSSES) DEFERRED             OF GAINS (LOSSES)              AMOUNT AND LOCATION
                                IN ACCUMULATED OTHER           RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW        COMPREHENSIVE INCOME    ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS          (LOSS) ON DERIVATIVES   INCOME (LOSS) INTO INCOME (LOSS)          ON DERIVATIVES
-----------------------------  ---------------------   --------------------------------   ---------------------------
                                                                                            (INEFFECTIVE PORTION AND
                                                                                              AMOUNT EXCLUDED FROM
                                (EFFECTIVE PORTION)           (EFFECTIVE PORTION)            EFFECTIVENESS TESTING)
                               ---------------------   --------------------------------   ---------------------------
                                                                NET DERIVATIVE                   NET DERIVATIVE
                                                                GAINS (LOSSES)                   GAINS (LOSSES)
                                                       --------------------------------   ---------------------------
                                                                                (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps........          $ (44)                        $ --                             $--
  Foreign currency swaps.....             (6)                          (3)                             --
  Interest rate forwards.....            (71)                           4                              (1)
  Credit forwards............             14                           --                              --
                                       -----                         ----                             ---
     Total...................          $(107)                        $  1                             $(1)
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps.....          $ (58)                        $(36)                            $--
  Interest rate forwards.....             17                           13                              --
  Credit forwards............             (3)                          --                              --
                                       -----                         ----                             ---
     Total...................          $ (44)                        $(23)                            $--
                                       =====                         ====                             ===
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps.....          $   9                         $(24)                            $--
                                       =====                         ====                             ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spreadlocks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates; (viii) basis swaps to better match the cash flows of assets and related liabilities; (ix) inflation swaps to reduce risk generated from inflation-indexed liabilities; (x) covered call options for income generation; and (xi) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                   NET            NET
                                                               DERIVATIVE     INVESTMENT
                                                             GAINS (LOSSES)    INCOME(1)
                                                             --------------   ----------
                                                                    (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps........................................       $  51           $--
Interest rate floors.......................................          20            --
Interest rate caps.........................................          (9)           --
Interest rate futures......................................         (22)           --
Equity futures.............................................         (12)           --
Foreign currency swaps.....................................         (31)           --
Foreign currency forwards..................................           2            --
Equity options.............................................         (30)           (7)
Interest rate options......................................          (3)           --
Interest rate forwards.....................................           1            --
Variance swaps.............................................          (6)           --
Credit default swaps.......................................          --            --
                                                                  -----           ---
  Total....................................................       $ (39)          $(7)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps........................................       $(149)          $--
Interest rate floors.......................................        (265)           --
Interest rate caps.........................................           4            --
Interest rate futures......................................         (37)           --
Equity futures.............................................         (71)           --
Foreign currency swaps.....................................          (3)           --
Foreign currency forwards..................................          (4)           --
Equity options.............................................        (121)           (1)
Variance swaps.............................................         (40)           --
Credit default swaps.......................................         (50)           --
                                                                  -----           ---
  Total....................................................       $(736)          $(1)
                                                                  =====           ===
FOR THE YEAR ENDED DECEMBER 31, 2008.......................       $ 514           $--
                                                                  =====           ===



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


risk, assuming the value of all referenced credit obligations is zero, was $912 million and $477 million at December 31, 2010 and 2009, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2010 and 2009, the Company would have received $13 million and $8 million, respectively, to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2010 and 2009:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2010                                      2009
                                      ----------------------------------------  ----------------------------------------
                                                      MAXIMUM                                   MAXIMUM
                                       ESTIMATED      AMOUNT                     ESTIMATED      AMOUNT
                                      FAIR VALUE     OF FUTURE      WEIGHTED    FAIR VALUE     OF FUTURE      WEIGHTED
RATING AGENCY DESIGNATION OF           OF CREDIT  PAYMENTS UNDER     AVERAGE     OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                              DEFAULT   CREDIT DEFAULT    YEARS TO      DEFAULT   CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                   SWAPS       SWAPS (2)    MATURITY (3)     SWAPS       SWAPS (2)    MATURITY (3)
------------------------------------  ----------  --------------  ------------  ----------  --------------  ------------
                                                                         (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps
  (corporate).......................      $ 1          $ 45            3.6          $ 1          $ 25            4.0
Credit default swaps referencing
  indices...........................       11           679            3.7            7           437            3.5
                                          ---          ----                         ---          ----
  Subtotal..........................       12           724            3.7            8           462            3.5
                                          ---          ----                         ---          ----
Baa
Single name credit default swaps
  (corporate).......................       --             5            3.0           --             5            4.0
Credit default swaps referencing
  indices...........................        1           183            5.0           --            10            5.0
                                          ---          ----                         ---          ----
  Subtotal..........................        1           188            5.0           --            15            4.7
                                          ---          ----                         ---          ----
     Total..........................      $13          $912            4.0          $ 8          $477            3.5
                                          ===          ====                         ===          ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2010 and 2009, the Company was obligated to return cash collateral under its control of $965 million and $945 million, respectively. This unrestricted

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2010 and 2009, the Company had also accepted collateral consisting of various securities with a fair market value of $3 million and $88 million, respectively, which were held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2010, none of the collateral had been sold or repledged.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                     ESTIMATED FAIR VALUE           FAIR VALUE OF INCREMENTAL
                                                   OF COLLATERAL PROVIDED:          COLLATERAL PROVIDED UPON:
                                                   -----------------------   --------------------------------------
                                                                                              DOWNGRADE IN THE
                                                                             ONE NOTCH     COMPANY'S CREDIT RATING
                                                                             DOWNGRADE    TO A LEVEL THAT TRIGGERS
                                   ESTIMATED                                   IN THE          FULL OVERNIGHT
                               FAIR VALUE (1) OF                             COMPANY'S      COLLATERALIZATION OR
                              DERIVATIVES IN NET        FIXED MATURITY         CREDIT            TERMINATION
                              LIABILITY POSITION        SECURITIES(2)          RATING    OF THE DERIVATIVE POSITION
                              ------------------   -----------------------   ---------   --------------------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2010...........          $96                    $58                $11                  $62
DECEMBER 31, 2009...........          $42                    $--                $ 8                  $42


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the consolidated balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2010 and 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2010 was $196 million. At December 31, 2010, the Company provided securities collateral of $58 million in connection with these derivatives. In the unlikely event that both:
(i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position at December 31, 2010 would be $138 million. This amount does not consider gross derivative assets of $100 million for which the Company has the contractual right of offset.

     The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2010 and 2009, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2010 and 2009, the Company provided cash collateral for exchange-traded futures of $25 million and $18 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...............................  $936     $724
  Options embedded in debt or equity securities...................    (2)      (5)
                                                                    ----     ----
     Net embedded derivatives within asset host contracts.........  $934     $719
                                                                    ====     ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..............................  $254     $290
  Other...........................................................     5      (11)
                                                                    ----     ----
     Net embedded derivatives within liability host contracts.....  $259     $279
                                                                    ====     ====



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Net derivative gains (losses) (1), (2)......................  $132   $(314)  $436


--------

   (1) The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivative gains (losses), in connection with this adjustment, were gains (losses) of ($153) million, ($567) million and $738 million, for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. Included in net derivatives gains (losses), in connection with this adjustment, were gains (losses) of $210 million, $816 million and ($1,145) million, for the years ended December 31, 2010, 2009 and 2008, respectively. The net derivative gains (losses) for the year ended December 31, 2010 included a gain of $191 million relating to a refinement for estimating nonperformance risk in fair value measurements implemented at June 30, 2010. See Note 4.

   (2) See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

     Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                DECEMBER 31, 2010
                                        -----------------------------------------------------------------
                                           FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                        -----------------------------------------------------
                                         QUOTED PRICES IN
                                        ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                         IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                          AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                        ------------------   -----------------   ------------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities...........        $   --              $ 13,864          $1,510       $ 15,374
  Foreign corporate securities........            --                 7,590             880          8,470
  U.S. Treasury and agency
     securities.......................         4,616                 3,026              34          7,676
  RMBS................................            --                 6,674              35          6,709
  CMBS................................            --                 2,147             130          2,277
  ABS.................................            --                 1,301             568          1,869
  State and political subdivision
     securities.......................            --                 1,614              32          1,646
  Foreign government securities.......            --                   889              14            903
                                              ------              --------          ------       --------
     Total fixed maturity securities..         4,616                37,105           3,203         44,924
                                              ------              --------          ------       --------
Equity securities:
  Non-redeemable preferred stock......            --                    54             214            268
  Common stock........................            43                    72              22            137
                                              ------              --------          ------       --------
     Total equity securities..........            43                   126             236            405
                                              ------              --------          ------       --------
Other securities:
  FVO general account securities......            --                     7              --              7
  FVO contractholder-directed unit-
     linked investments...............         2,240                    --              --          2,240
                                              ------              --------          ------       --------
     Total other securities...........         2,240                     7              --          2,247
                                              ------              --------          ------       --------
Short-term investments (1)............           390                   584             173          1,147
Mortgage loans held by consolidated
  securitization entities.............            --                 6,840              --          6,840
Derivative assets: (2)
  Interest rate contracts.............             5                   804              10            819
  Foreign currency contracts..........            --                   589              --            589
  Credit contracts....................            --                     3              12             15
  Equity market contracts.............            --                    77              20             97
                                              ------              --------          ------       --------
     Total derivative assets..........             5                 1,473              42          1,520
                                              ------              --------          ------       --------
Net embedded derivatives within asset
  host contracts (3)..................            --                    --             936            936
Separate account assets (4)...........            76                61,410             133         61,619
                                              ------              --------          ------       --------
       Total assets...................        $7,370              $107,545          $4,723       $119,638
                                              ======              ========          ======       ========
LIABILITIES
Derivative liabilities: (2)
  Interest rate contracts.............        $    7              $    315          $   71       $    393
  Foreign currency contracts..........            --                    69              --             69
  Credit contracts....................            --                    21               1             22
  Equity market contracts.............            --                    --               8              8
                                              ------              --------          ------       --------
     Total derivative liabilities.....             7                   405              80            492
                                              ------              --------          ------       --------
Net embedded derivatives within
  liability host contracts (3)........            --                    --             259            259
Long-term debt of consolidated
  securitization entities.............            --                 6,773              --          6,773
                                              ------              --------          ------       --------
     Total liabilities................        $    7              $  7,178          $  339       $  7,524
                                              ======              ========          ======       ========



     See "-- Variable Interest Entities" in Note 2 for discussion of CSEs included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2009
                                      -----------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT     TOTAL
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE   ESTIMATED
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS         FAIR
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)      VALUE
                                      ------------------   -----------------   ------------   ---------
                                                                (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $   --              $13,793           $1,605       $15,398
  Foreign corporate securities......            --                6,344              994         7,338
  U.S. Treasury and agency
     securities.....................         3,972                2,252               33         6,257
  RMBS..............................            --                5,827               25         5,852
  CMBS..............................            --                2,572               45         2,617
  ABS...............................            --                1,452              537         1,989
  State and political subdivision
     securities.....................            --                1,147               32         1,179
  Foreign government securities.....            --                  629               16           645
                                            ------              -------           ------       -------
     Total fixed maturity
       securities...................         3,972               34,016            3,287        41,275
                                            ------              -------           ------       -------
Equity securities:
  Non-redeemable preferred stock....            --                   48              258           306
  Common stock......................            72                   70               11           153
                                            ------              -------           ------       -------
     Total equity securities........            72                  118              269           459
                                            ------              -------           ------       -------
Other securities....................           931                    7               --           938
Short-term investments (1)..........         1,057                  703                8         1,768
Derivative assets (2)...............             3                1,410               57         1,470
Net embedded derivatives within
  asset host contracts (3)..........            --                   --              724           724
Separate account assets (4).........            69               49,227              153        49,449
                                            ------              -------           ------       -------
     Total assets...................        $6,104              $85,481           $4,498       $96,083
                                            ======              =======           ======       =======
LIABILITIES
Derivative liabilities (2)..........        $    1              $   336           $   10       $   347
Net embedded derivatives within
  liability host contracts (3)......            --                   --              279           279
                                            ------              -------           ------       -------
     Total liabilities..............        $    1              $   336           $  289       $   626
                                            ======              =======           ======       =======



--------

   (1) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

   (2) Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

   (3) Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented in the consolidated balance sheets within policyholder account balances and other liabilities. At December 31, 2010, fixed maturity securities and equity securities also included embedded derivatives of $3 million and ($5) million, respectively. At December 31, 2009, fixed maturity securities and equity securities included embedded derivatives of $0 and ($5) million, respectively.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     When available, the estimated fair value of the Company's fixed maturity, equity and other securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans

     Mortgage loans presented in the tables above consist of commercial mortgage loans held by CSEs for which the Company has elected the FVO and which are carried at estimated fair value. As discussed in Note 1, the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company adopted new guidance effective January 1, 2010 and consolidated certain securitization entities that hold commercial mortgage loans. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

     Embedded derivatives principally include certain direct and ceded variable annuity guarantees, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the consolidated financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances in the consolidated balance sheets.

     The fair value of these guarantees is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates, currency exchange rates and observable and estimated implied volatilities.

     The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs. Both of these adjustments are captured as components of the spread which, when combined with the risk free rate, is used to discount the cash flows of the liability for purposes of determining its fair value.

     The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described above to an affiliated reinsurance company that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     As part of its regular review of critical accounting estimates, the Company periodically assesses inputs for estimating nonperformance risk (commonly referred to as "own credit") in fair value measurements. During the second quarter of 2010, the Company completed a study that aggregated and evaluated data, including historical recovery rates of insurance companies, as well as policyholder behavior observed over the past two years as the recent financial crisis evolved. As a result, at the end of the second quarter of 2010, the Company refined the way in which it incorporates expected recovery rates into the nonperformance risk adjustment for purposes of estimating the fair value of investment-type contracts and embedded derivatives within insurance contracts. The Company

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recognized a gain of $60 million, net of DAC and income tax, relating to implementing the refinement at June 30, 2010.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

     Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

     The Company has elected the FVO for the long-term debt of CSEs, which are carried at estimated fair value. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

     A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

     The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

     While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect our own assumptions about what factors market participants would use in pricing these investments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder-directed unit-linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

     These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

     These assets are comprised of securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and certain exchange-traded derivatives, including financial futures. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

          U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

          Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

     These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

     This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

  Interest rate contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Inter-Bank Offer Rate ("LIBOR") basis curves, and repurchase rates.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

  Credit contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

  Equity market contracts.

     Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves.

     Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

     The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

     In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities, Equity Securities and Short-term Investments

     This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

          U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

          Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

          Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

     These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Interest rate contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, and interest rate volatility.

  Foreign currency contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Credit contracts.

     Non-option-based -- Significant unobservable inputs may include credit correlation, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

  Equity market contracts.

     Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

     Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefit Guarantees

     These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

     These derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

     These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

     During the year ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

     Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the year ended December 31, 2010 are summarized below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2010, fixed maturity securities transfers into Level 3 of $370 million resulted primarily from current market conditions characterized by a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade). These current market conditions have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value principally for certain private placements included in U.S. and foreign corporate securities and certain CMBS.

     During the year ended December 31, 2010, fixed maturity securities transfers out of Level 3 of $358 million and separate account assets transfers out of Level 3 of $3 million, resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to corroborate pricing received from independent pricing services with observable inputs or increases in market activity and upgraded credit ratings primarily for certain U.S. and foreign corporate securities, ABS and CMBS.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                --------------------------------------------------------------------------------------------
                                                TOTAL REALIZED/UNREALIZED
                                               GAINS (LOSSES) INCLUDED IN:
                                            --------------------------------     PURCHASES,
                                                                   OTHER           SALES,
                                 BALANCE,                      COMPREHENSIVE   ISSUANCES AND   TRANSFER INTO   TRANSFER OUT
                                JANUARY 1,  EARNINGS (1), (2)  INCOME (LOSS)  SETTLEMENTS (3)   LEVEL 3 (4)   OF LEVEL 3 (4)
                                ----------  -----------------  -------------  ---------------  -------------  --------------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...    $1,605           $  2             $ 79           $(173)           $147           $(150)
  Foreign corporate
     securities...............       994             (4)              90            (199)            114            (115)
  U.S. Treasury and agency
     securities...............        33             --                2              (1)             --              --
  RMBS........................        25             --                3             (10)             17              --
  CMBS........................        45             --               21               1              85             (22)
  ABS.........................       537             (7)              78              15               4             (59)
  State and political
     subdivision securities...        32             --                4              (1)             --              (3)
  Foreign government
     securities...............        16             --               --               4               3              (9)
                                  ------           ----             ----           -----            ----           -----
     Total fixed maturity
       securities.............    $3,287           $ (9)            $277           $(364)           $370           $(358)
                                  ======           ====             ====           =====            ====           =====
Equity securities:
  Non-redeemable preferred
     stock....................    $  258           $ 15             $  6           $ (65)           $ --           $  --
  Common stock................        11              5                3               3              --              --
                                  ------           ----             ----           -----            ----           -----
     Total equity securities..    $  269           $ 20             $  9           $ (62)           $ --           $  --
                                  ======           ====             ====           =====            ====           =====
Short-term investments........    $    8           $  1             $ --           $ 164            $ --           $  --
Net derivatives: (5)
  Interest rate contracts.....    $    2           $ 10             $(71)          $  (2)           $ --           $  --
  Foreign currency contracts..        23             --               --              --              --             (23)
  Credit contracts............         4              3               13              (9)             --              --
  Equity market contracts.....        18             (6)              --              --              --              --
                                  ------           ----             ----           -----            ----           -----
     Total net derivatives....    $   47           $  7             $(58)          $ (11)           $ --           $ (23)
                                  ======           ====             ====           =====            ====           =====
Separate account assets (6)...    $  153           $ (5)            $ --           $ (12)           $ --           $  (3)
Net embedded derivatives (7)..    $  445           $135             $ --           $  97            $ --           $  --
                                 FAIR VALUE
                                MEASUREMENTS
                                    USING
                                 SIGNIFICANT
                                UNOBSERVABLE
                                   INPUTS
                                  (LEVEL 3)
                                ------------
                                  BALANCE,
                                DECEMBER 31,
                                ------------
                                     (IN
                                  MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities...     $1,510
  Foreign corporate
     securities...............        880
  U.S. Treasury and agency
     securities...............         34
  RMBS........................         35
  CMBS........................        130
  ABS.........................        568
  State and political
     subdivision securities...         32
  Foreign government
     securities...............         14
                                   ------
     Total fixed maturity
       securities.............     $3,203
                                   ======
Equity securities:
  Non-redeemable preferred
     stock....................     $  214
  Common stock................         22
                                   ------
     Total equity securities..     $  236
                                   ======
Short-term investments........     $  173
Net derivatives: (5)
  Interest rate contracts.....     $  (61)
  Foreign currency contracts..         --
  Credit contracts............         11
  Equity market contracts.....         12
                                   ------
     Total net derivatives....     $  (38)
                                   ======
Separate account assets (6)...     $  133
Net embedded derivatives (7)..     $  677

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                     ---------------------------------------------------------------------------------------
                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                 GAINS (LOSSES) INCLUDED
                                                           IN:
                                                 -----------------------     PURCHASES,
                                                               OTHER           SALES,       TRANSFER INTO
                                      BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT      BALANCE,
                                     JANUARY 1,   (1),(2)  INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)  DECEMBER 31,
                                     ----------  --------  -------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities........    $1,401      $(114)       $192           $(172)           $ 298         $1,605
  Foreign corporate securities.....       926        (95)        334             (47)            (124)           994
  U.S. Treasury and agency
     securities....................        36         --          (1)             (2)              --             33
  RMBS.............................        62         (4)          5              (9)             (29)            25
  CMBS.............................       116        (42)         50              (7)             (72)            45
  ABS..............................       558        (51)        171            (138)              (3)           537
  State and political subdivision
     securities....................        24         --           6               2               --             32
  Foreign government securities....        10         --           1              (1)               6             16
                                       ------      -----        ----           -----            -----         ------
     Total fixed maturity
       securities..................    $3,133      $(306)       $758           $(374)           $  76         $3,287
                                       ======      =====        ====           =====            =====         ======
Equity securities:
  Non-redeemable preferred stock...    $  318      $(101)       $113           $ (66)           $  (6)        $  258
  Common stock.....................         8         --          (1)              4               --             11
                                       ------      -----        ----           -----            -----         ------
     Total equity securities.......    $  326      $(101)       $112           $ (62)           $  (6)        $  269
                                       ======      =====        ====           =====            =====         ======
Other securities...................    $   50      $  --        $ --           $ (50)           $  --         $   --
Short-term investments.............    $   --      $  --        $ --           $   8            $  --         $    8
Net derivatives (5)................    $  309      $ (40)       $ (3)          $ (15)           $(204)        $   47
Separate account assets (6)........    $  159      $  (7)       $ --           $   1            $  --         $  153
Net embedded derivatives (7).......    $  657      $(328)       $ --           $ 116            $  --         $  445



                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                            -----------------------------------------------------------------------------------------------------
                                                                                  TOTAL
                                                                           REALIZED/UNREALIZED
                                                                         GAINS (LOSSES) INCLUDED
                                                                                   IN:
                                                                         -----------------------     PURCHASES,
                                                                                       OTHER           SALES,       TRANSFER INTO
                                 BALANCE,        IMPACT OF    BALANCE,   EARNINGS  COMPREHENSIVE   ISSUANCES AND     AND/OR OUT
                            DECEMBER 31, 2007  ADOPTION (8)  JANUARY 1,   (1, 2)   INCOME (LOSS)  SETTLEMENTS (3)  OF LEVEL 3 (4)
                            -----------------  ------------  ----------  --------  -------------  ---------------  --------------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........        $1,645            $--        $1,645      $(167)     $  (313)         $ 101            $135
  Foreign corporate
     securities...........         1,355             --         1,355        (12)        (504)          (110)            197
  U.S. Treasury and agency
     securities...........            19             --            19         --           --             34             (17)
  RMBS....................           323             --           323          2          (46)          (156)            (61)
  CMBS....................           258             --           258        (66)         (76)            --              --
  ABS.....................           925             --           925        (20)        (254)           (84)             (9)
  State and political
     subdivision
     securities...........            44             --            44         (1)         (19)            --              --
  Foreign government
     securities...........            33             --            33          1           (2)           (17)             (5)
                                  ------            ---        ------      -----      -------          -----            ----
     Total fixed maturity
       securities.........        $4,602            $--        $4,602      $(263)     $(1,214)         $(232)           $240
                                  ======            ===        ======      =====      =======          =====            ====
Equity securities:
  Non-redeemable preferred
     stock................        $  521            $--        $  521      $ (44)     $  (109)         $ (50)           $ --
  Common stock............            35             --            35         (4)          (1)           (22)             --
                                  ------            ---        ------      -----      -------          -----            ----
     Total equity
       securities.........        $  556            $--        $  556      $ (48)     $  (110)         $ (72)           $ --
                                  ======            ===        ======      =====      =======          =====            ====
Other securities..........        $   --            $--        $   --      $  --      $    --          $  50            $ --
Net derivatives (5).......        $  108            $--        $  108      $ 266      $    --          $ (65)           $ --
Separate account assets
  (6).....................        $  183            $--        $  183      $ (22)     $    --          $  --            $ (2)
Net embedded derivatives
  (7).....................        $  125            $92        $  217      $ 366      $    --          $  74            $ --
                             FAIR VALUE
                            MEASUREMENTS
                                USING
                             SIGNIFICANT
                            UNOBSERVABLE
                               INPUTS
                              (LEVEL 3)
                            ------------
                              BALANCE,
                            DECEMBER 31,
                            ------------
YEAR ENDED DECEMBER 31,
  2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate
     securities...........     $1,401
  Foreign corporate
     securities...........        926
  U.S. Treasury and agency
     securities...........         36
  RMBS....................         62
  CMBS....................        116
  ABS.....................        558
  State and political
     subdivision
     securities...........         24
  Foreign government
     securities...........         10
                               ------
     Total fixed maturity
       securities.........     $3,133
                               ======
Equity securities:
  Non-redeemable preferred
     stock................     $  318
  Common stock............          8
                               ------
     Total equity
       securities.........     $  326
                               ======
Other securities..........     $   50
Net derivatives (5).......     $  309
Separate account assets
  (6).....................     $  159
Net embedded derivatives
  (7).....................     $  657

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (2) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (3) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (4) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and out in the same period are excluded from the rollforward.

   (5) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (6) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (7) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (8) The impact of adoption of fair value measurement guidance represents the amount recognized in earnings resulting from a change in estimate for certain Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $92 million increase to net assets. Such amount was also impacted by a reduction to DAC of $30 million resulting in a net increase of $62 million. This increase was offset by a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives, resulting in a total net impact of adoption of $59 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize both realized and unrealized gains and losses due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                          -------------------------------------------------------------
                                                      CLASSIFICATION OF REALIZED/UNREALIZED
                                                       GAINS (LOSSES) INCLUDED IN EARNINGS
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 7              $ (5)               $ --            $  2
  Foreign corporate securities..........       (1)               (3)                 --              (4)
  RMBS..................................       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (8)                 --              (7)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(16)               $ --            $ (9)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ 15                $ --            $ 15
  Common stock..........................       --                 5                  --               5
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ 20                $ --            $ 20
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $135            $135

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 3              $(117)              $  --          $(114)
  Foreign corporate securities.........       (1)               (94)                 --            (95)
  RMBS.................................       --                 (4)                 --             (4)
  CMBS.................................        1                (43)                 --            (42)
  ABS..................................       --                (51)                 --            (51)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 3              $(309)              $  --          $(306)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $(101)              $  --          $(101)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $(101)              $  --          $(101)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (40)         $ (40)
Net embedded derivatives...............      $--              $  --               $(328)         $(328)



                                                             TOTAL GAINS AND LOSSES
                                         -------------------------------------------------------------
                                                     CLASSIFICATION OF REALIZED/UNREALIZED
                                                      GAINS (LOSSES) INCLUDED IN EARNINGS
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 5              $(172)              $ --           $(167)
  Foreign corporate securities.........       (3)                (9)                --             (12)
  RMBS.................................       --                  2                 --               2
  CMBS.................................        4                (70)                --             (66)
  ABS..................................       --                (20)                --             (20)
  State and political subdivision
     securities........................       (1)                --                 --              (1)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(269)              $ --           $(263)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (44)              $ --           $ (44)
  Common stock.........................       --                 (4)                --              (4)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (48)              $ --           $ (48)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $266           $ 266
Net embedded derivatives...............      $--              $  --               $366           $ 366

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The tables below summarize the portion of unrealized gains and losses, due to changes in estimated fair value, recorded in earnings for Level 3 assets and liabilities that were still held at the respective time periods:

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                    RELATING TO ASSETS AND LIABILITIES HELD AT
                                                                DECEMBER 31, 2010
                                          -------------------------------------------------------------
                                              NET               NET                 NET
                                          INVESTMENT        INVESTMENT          DERIVATIVE
                                            INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                          ----------      --------------      --------------      -----
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities.............      $ 6              $(10)               $ --            $ (4)
  Foreign corporate securities..........       --                --                  --              --
  CMBS..................................       --                --                  --              --
  ABS...................................        1                (2)                 --              (1)
                                              ---              ----                ----            ----
     Total fixed maturity securities....      $ 7              $(12)               $ --            $ (5)
                                              ===              ====                ====            ====
Equity securities:
  Non-redeemable preferred stock........      $--              $ --                $ --            $ --
                                              ---              ----                ----            ----
     Total equity securities............      $--              $ --                $ --            $ --
                                              ===              ====                ====            ====
Short-term investments..................      $ 1              $ --                $ --            $  1
Net derivatives:
  Interest rate contracts...............      $--              $ --                $ 10            $ 10
  Foreign currency contracts............       --                --                  --              --
  Credit contracts......................       --                --                   3               3
  Equity market contracts...............       --                --                  (6)             (6)
                                              ---              ----                ----            ----
     Total net derivatives..............      $--              $ --                $  7            $  7
                                              ===              ====                ====            ====
Net embedded derivatives................      $--              $ --                $137            $137

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2009
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
ASSETS:
  Fixed maturity securities:
  U.S. corporate securities............      $ 6              $(105)              $  --          $ (99)
  Foreign corporate securities.........       (1)               (43)                 --            (44)
  CMBS.................................        1                (56)                 --            (55)
  ABS..................................       --                (21)                 --            (21)
                                             ---              -----               -----          -----
     Total fixed maturity securities...      $ 6              $(225)              $  --          $(219)
                                             ===              =====               =====          =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (38)              $  --          $ (38)
                                             ---              -----               -----          -----
     Total equity securities...........      $--              $ (38)              $  --          $ (38)
                                             ===              =====               =====          =====
Net derivatives........................      $--              $  --               $ (33)         $ (33)
Net embedded derivatives...............      $--              $  --               $(332)         $(332)



                                                      CHANGES IN UNREALIZED GAINS (LOSSES)
                                                   RELATING TO ASSETS AND LIABILITIES HELD AT
                                                               DECEMBER 31, 2008
                                         -------------------------------------------------------------
                                             NET               NET                 NET
                                         INVESTMENT        INVESTMENT          DERIVATIVE
                                           INCOME        GAINS (LOSSES)      GAINS (LOSSES)      TOTAL
                                         ----------      --------------      --------------      -----
                                                                 (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2008:
ASSETS:
Fixed maturity securities:
  U.S. corporate securities............      $ 4              $(139)              $ --           $(135)
  Foreign corporate securities.........       (3)                (6)                --              (9)
  CMBS.................................        4                (69)                --             (65)
  ABS..................................       --                (16)                --             (16)
  Foreign government securities........        1                 --                 --               1
                                             ---              -----               ----           -----
     Total fixed maturity securities...      $ 6              $(230)              $ --           $(224)
                                             ===              =====               ====           =====
Equity securities:
  Non-redeemable preferred stock.......      $--              $ (29)              $ --           $ (29)
                                             ---              -----               ----           -----
     Total equity securities...........      $--              $ (29)              $ --           $ (29)
                                             ===              =====               ====           =====
Net derivatives........................      $--              $  --               $233           $ 233
Net embedded derivatives...............      $--              $  --               $353           $ 353

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FVO -- CONSOLIDATED SECURITIZATION ENTITIES

     As discussed in Note 1, upon the adoption of new guidance effective January 1, 2010, the Company elected fair value accounting for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Unpaid principal balance........................................        $6,636
Excess of estimated fair value over unpaid principal balance....           204
                                                                        ------
  Carrying value at estimated fair value........................        $6,840
                                                                        ======



     The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                  DECEMBER 31, 2010
                                                                  -----------------
                                                                    (IN MILLIONS)
Contractual principal balance...................................        $6,541
Excess of estimated fair value over contractual principal
  balance.......................................................           232
                                                                        ------
  Carrying value at estimated fair value........................        $6,773
                                                                        ======



     Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses), which is summarized in Note 2.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------------------------------
                                            2010                                        2009
                         -----------------------------------------   -----------------------------------------        2008
                                           ESTIMATED        NET                        ESTIMATED        NET      --------------
                            CARRYING          FAIR      INVESTMENT      CARRYING          FAIR      INVESTMENT      CARRYING
                         VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO   VALUE AFTER      GAINS     VALUE PRIOR TO
                           MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT    MEASUREMENT    (LOSSES)      MEASUREMENT
                         --------------   -----------   ----------   --------------   -----------   ----------   --------------
                                                                      (IN MILLIONS)
Mortgage loans, net
  (1).................         $--            $--          $ --           $ --            $--          $ --            $24
Other limited
  partnership
  interests (2).......         $33            $22          $(11)          $110            $44          $(66)           $11
Real estate joint
  ventures (3)........         $25            $ 5          $(20)          $ 90            $48          $(42)           $--
                         YEARS ENDED DECEMBER 31,
                         ------------------------
                                   2008
                         ------------------------
                          ESTIMATED        NET
                             FAIR      INVESTMENT
                         VALUE AFTER      GAINS
                         MEASUREMENT    (LOSSES)
                         -----------   ----------
                               (IN MILLIONS)
Mortgage loans, net
  (1).................       $--          $(24)
Other limited
  partnership
  interests (2).......       $ 6          $ (5)
Real estate joint
  ventures (3)........       $--          $ --


--------

   (1) Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

   (2) Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments across certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $23 million and $32 million at December 31, 2010 and 2009, respectively.

   (3) Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $3 million and $40 million at December 31, 2010 and 2009, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2010                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net (1)...............................                $ 5,890       $ 6,022
Policy loans..........................................                $ 1,190       $ 1,260
Real estate joint ventures (2)........................                $    79       $   102
Other limited partnership interests(2)................                $   104       $   116
Short-term investments (3)............................                $    88       $    88
Cash and cash equivalents.............................                $ 1,928       $ 1,928
Accrued investment income.............................                $   559       $   559
Premiums, reinsurance and other receivables(2)........                $ 5,959       $ 6,164
LIABILITIES
Policyholder account balances (2).....................                $24,622       $26,061
Payables for collateral under securities loaned and
  other transactions..................................                $ 8,103       $ 8,103
Long-term debt (4)....................................                $   795       $   930
Other liabilities (2).................................                $   294       $   294
Separate account liabilities (2)......................                $ 1,407       $ 1,407
COMMITMENTS (5)
Mortgage loan commitments.............................    $270        $    --       $    (2)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $315        $    --       $   (12)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                   ESTIMATED
                                                        NOTIONAL      CARRYING        FAIR
DECEMBER 31, 2009                                        AMOUNT        VALUE         VALUE
------------------------------------------------------  --------   -------------   ---------
                                                                   (IN MILLIONS)
ASSETS
Mortgage loans, net...................................                $ 4,748       $ 4,345
Policy loans..........................................                $ 1,189       $ 1,243
Real estate joint ventures (2)........................                $    64       $    62
Other limited partnership interests (2)...............                $   128       $   151
Short-term investments (3)............................                $     7       $     7
Cash and cash equivalents.............................                $ 2,574       $ 2,574
Accrued investment income.............................                $   516       $   516
Premiums, reinsurance and other receivables (2).......                $ 4,582       $ 4,032
LIABILITIES
Policyholder account balances (2).....................                $24,591       $24,233
Payables for collateral under securities loaned and
  other transactions..................................                $ 7,169       $ 7,169
Long-term debt........................................                $   950       $ 1,003
Other liabilities (2).................................                $   188       $   188
Separate account liabilities (2)......................                $ 1,367       $ 1,367
COMMITMENTS (5)
Mortgage loan commitments.............................    $131        $    --       $    (5)
Commitments to fund bank credit facilities and private
  corporate bond investments..........................    $445        $    --       $   (29)


--------

   (1) Mortgage loans as presented in the table above differs from the amount presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs.

   (2) Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (3) Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because these tables do not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

   (4) Long-term debt as presented in the table above differs from the amount presented in the consolidated balance sheet because this table does not include long-term debt of CSEs.

   (5) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the tables above. The estimated fair value for these financial instruments approximates carrying value.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage Loans

     The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans

     For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests

     Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments

     Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

     Cash and Cash Equivalents

     Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income

     Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding tables. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding tables. The estimated fair value is determined as the present value of expected future cash flows under the related contracts, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Policyholder Account Balances

     Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the tables above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

     Payables for Collateral Under Securities Loaned and Other Transactions

     The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

     Long-term Debt

     The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Other Liabilities

     Other liabilities included in the tables above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance treaties accounted for as deposit type treaties. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the carrying values.

     Separate Account Liabilities

     Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

     The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                             DAC     VOBA     TOTAL
                                                           ------   ------   -------
                                                                 (IN MILLIONS)
Balance at January 1, 2008...............................  $2,252   $2,696   $ 4,948
  Capitalizations........................................     835       --       835
                                                           ------   ------   -------
     Subtotal............................................   3,087    2,696     5,783
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................    (190)     (35)     (225)
     Other expenses......................................    (504)    (434)     (938)
                                                           ------   ------   -------
       Total amortization................................    (694)    (469)   (1,163)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................     389      434       823
  Effect of foreign currency translation.................      (3)      --        (3)
                                                           ------   ------   -------
Balance at December 31, 2008.............................   2,779    2,661     5,440
  Capitalizations........................................     851       --       851
                                                           ------   ------   -------
     Subtotal............................................   3,630    2,661     6,291
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     225       86       311
     Other expenses......................................    (408)    (197)     (605)
                                                           ------   ------   -------
       Total amortization................................    (183)    (111)     (294)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (322)    (433)     (755)
  Effect of foreign currency translation.................       2       --         2
                                                           ------   ------   -------
Balance at December 31, 2009.............................   3,127    2,117     5,244
  Capitalizations........................................     978       --       978
                                                           ------   ------   -------
       Subtotal..........................................   4,105    2,117     6,222
                                                           ------   ------   -------
  Amortization related to:
     Net investment gains (losses).......................     (67)     (17)      (84)
     Other expenses......................................    (458)    (297)     (755)
                                                           ------   ------   -------
       Total amortization................................    (525)    (314)     (839)
                                                           ------   ------   -------
  Unrealized investment gains (losses)...................    (167)    (117)     (284)
                                                           ------   ------   -------
Balance at December 31, 2010.............................  $3,413   $1,686   $ 5,099
                                                           ======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $292 million in 2011, $250 million in 2012, $201 million in 2013, $163 million in 2014 and $131 million in 2015.

     Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2010     2009     2010     2009     2010     2009
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Retirement Products....................  $1,985   $1,785   $  996   $1,275   $2,981   $3,060
Corporate Benefit Funding..............       8        6        1        1        9        7
Insurance Products.....................   1,329    1,292      689      841    2,018    2,133
Corporate & Other......................      91       44       --       --       91       44
                                         ------   ------   ------   ------   ------   ------
  Total................................  $3,413   $3,127   $1,686   $2,117   $5,099   $5,244
                                         ======   ======   ======   ======   ======   ======



6.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit is as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Retirement Products...............................................  $219     $219
Corporate Benefit Funding.........................................   307      307
Insurance Products:
  Non-medical health..............................................     5        5
  Individual life.................................................    17       17
                                                                    ----     ----
     Total Insurance Products.....................................    22       22
Corporate & Other.................................................   405      405
                                                                    ----     ----
Total.............................................................  $953     $953
                                                                    ====     ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2010 based upon data at June 30, 2010. The tests indicated that goodwill was not impaired.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                                                             POLICYHOLDER      OTHER POLICY-
                                        FUTURE POLICY          ACCOUNT            RELATED
                                           BENEFITS            BALANCES           BALANCES
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2010      2009      2010      2009     2010     2009
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Retirement Products.................  $ 1,718   $ 1,435   $20,990   $21,059   $   18   $   19
Corporate Benefit Funding...........   12,991    12,697     9,452     9,393        5        5
Insurance Products..................    3,060     2,391     6,592     6,052    2,268    1,997
Corporate & Other...................    5,429     5,098     2,257       938      361      276
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $23,198   $21,621   $39,291   $37,442   $2,652   $2,297
                                      =======   =======   =======   =======   ======   ======



     See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $215      $224      $232
Amortization..............................................   (12)       (9)       (8)
                                                            ----      ----      ----
Balance at December 31,...................................  $203      $215      $224
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $13 million in 2011, $15 million in 2012, $16 million in 2013, $17 million in 2014 and $17 million in 2015.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $493      $422      $403
Capitalization............................................   100       124       111
Amortization..............................................   (56)      (53)      (92)
                                                            ----      ----      ----
Balance at December 31,...................................  $537      $493      $422
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $61.6 billion and $49.4 billion at December 31, 2010 and 2009, respectively, for which the policyholder assumes all investment risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,085 million, $804 million and $893 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     For the years ended December 31, 2010, 2009 and 2008, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain SPEs that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2010, 2009 and 2008, the Company issued $19.1 billion, $14.5 billion and $2.8 billion, respectively, and repaid $18.6 billion, $15.3 billion and $1.1 billion, respectively, of such funding agreements. At December 31, 2010 and 2009, funding agreements outstanding, which are included in policyholder account balances, were $6.6 billion and $6.1 billion, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $78 million, $127 million and $192 million, respectively.

     MICC is a member of the FHLB of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2010 and 2009, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including RMBS, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $100 million and $326 million at December 31, 2010 and 2009, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $211 million and $419 million at December 31, 2010 and 2009, respectively. During the years ended December 31, 2010, 2009 and 2008, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $1 million, $6 million and $15 million, respectively.

     During 2010, MICC issued funding agreements to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such SPEs was $200 million at December 31, 2010, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural mortgage loans with a carrying value of $231 million at December 31, 2010. During the year ended December 31, 2010, interest credited on the funding agreements, which is included in interest credited to policyholder account balances, was $2 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2010      2009      2008
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $805      $691      $612
  Less: Reinsurance recoverables..........................   706       589       463
                                                            ----      ----      ----
Net balance at January 1,.................................    99       102       149
                                                            ----      ----      ----
Incurred related to:
  Current year............................................    24        26         8
  Prior years.............................................   (12)      (17)      (29)
                                                            ----      ----      ----
     Total incurred.......................................    12         9       (21)
                                                            ----      ----      ----
Paid related to:
  Current year............................................    (1)       (1)       (2)
  Prior years.............................................   (10)      (11)      (24)
                                                            ----      ----      ----
     Total paid...........................................   (11)      (12)      (26)
                                                            ----      ----      ----
Net balance at December 31,...............................   100        99       102
  Add: Reinsurance recoverables...........................   878       706       589
                                                            ----      ----      ----
Balance at December 31,...................................  $978      $805      $691
                                                            ====      ====      ====



     During 2010, 2009 and 2008, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $12 million, $17 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for disability contracts. In addition, 2008 includes the change between the actual benefit period and expected benefit period for LTC contracts. See Note 8 for information on the reinsurance of LTC business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2010                             2009
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  21,840             N/A        $  15,705             N/A
Net amount at risk (2)..................     $     415 (3)         N/A        $   1,018 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  42,553       $  30,613        $  35,687       $  22,157
Net amount at risk (2)..................     $   3,200 (3)   $   3,523 (4)    $   5,093 (3)   $   4,158 (4)
Average attained age of
  contractholders.......................      60 years        62 years         60 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2010           2009
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   3,740      $   3,805
Net amount at risk (2).....................................    $  51,639 (3)  $  58,134 (3)
Average attained age of policyholders......................     59 years       58 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                          UNIVERSAL AND
                                                                          VARIABLE LIFE
                                                                            CONTRACTS
                                                                          -------------
                                                  ANNUITY CONTRACTS
                                             --------------------------
                                             GUARANTEED     GUARANTEED
                                                DEATH     ANNUITIZATION     SECONDARY
                                              BENEFITS       BENEFITS       GUARANTEES     TOTAL
                                             ----------   -------------   -------------   ------
                                                                (IN MILLIONS)
DIRECT:
  Balance at January 1, 2008...............     $ 30           $ 45            $ 65       $  140
     Incurred guaranteed benefits..........      118            176              43          337
     Paid guaranteed benefits..............      (50)            --              --          (50)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       98            221             108          427
     Incurred guaranteed benefits..........       48             (6)            187          229
     Paid guaranteed benefits..............      (89)            --              --          (89)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       57            215             295          567
     Incurred guaranteed benefits..........       52             66             601          719
     Paid guaranteed benefits..............      (30)            --              --          (30)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 79           $281            $896       $1,256
                                                ====           ====            ====       ======
CEDED:
  Balance at January 1, 2008...............     $ 28           $ 17            $ --       $   45
     Incurred guaranteed benefits..........       94             55              --          149
     Paid guaranteed benefits..............      (36)            --              --          (36)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       86             72              --          158
     Incurred guaranteed benefits..........       38              2             142          182
     Paid guaranteed benefits..............      (68)            --              --          (68)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............       56             74             142          272
     Incurred guaranteed benefits..........       38             23             515          576
     Paid guaranteed benefits..............      (18)            --              --          (18)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $ 76           $ 97            $657       $  830
                                                ====           ====            ====       ======
NET:
  Balance at January 1, 2008...............     $  2           $ 28            $ 65       $   95
     Incurred guaranteed benefits..........       24            121              43          188
     Paid guaranteed benefits..............      (14)            --              --          (14)
                                                ----           ----            ----       ------
  Balance at December 31, 2008.............       12            149             108          269
     Incurred guaranteed benefits..........       10             (8)             45           47
     Paid guaranteed benefits..............      (21)            --              --          (21)
                                                ----           ----            ----       ------
  Balance at December 31, 2009.............        1            141             153          295
     Incurred guaranteed benefits..........       14             43              86          143
     Paid guaranteed benefits..............      (12)            --              --          (12)
                                                ----           ----            ----       ------
  Balance at December 31, 2010.............     $  3           $184            $239       $  426
                                                ====           ====            ====       ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2010      2009
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $34,207   $27,202
  Balanced....................................................   19,552    14,693
  Bond........................................................    4,330     2,682
  Money Market................................................    1,136     1,454
  Specialty...................................................    1,004       824
                                                                -------   -------
     Total....................................................  $60,229   $46,855
                                                                =======   =======



8.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

     The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

     The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

     The Company also reinsures, through 100% quota share reinsurance agreements, certain LTC and workers' compensation business written by the Company. These are run-off businesses which have been included within Corporate & Other.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2010 and 2009, were immaterial.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.9 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured. At December 31, 2009, the Company had $5.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $5.6 billion, or 95%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.0 billion of which were unsecured.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                            2010      2009      2008
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums.......................................  $ 1,559   $ 1,782   $ 1,042
  Reinsurance assumed...................................       13        14        15
  Reinsurance ceded.....................................     (505)     (484)     (423)
                                                          -------   -------   -------
     Net premiums.......................................  $ 1,067   $ 1,312   $   634
                                                          =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product
     policy fees........................................  $ 2,104   $ 1,681   $ 1,710
  Reinsurance assumed...................................      120       115       197
  Reinsurance ceded.....................................     (585)     (416)     (529)
                                                          -------   -------   -------
     Net universal life and investment-type product
       policy fees......................................  $ 1,639   $ 1,380   $ 1,378
                                                          =======   =======   =======
OTHER REVENUES:
  Direct other revenues.................................  $   200   $   121   $   147
  Reinsurance ceded.....................................      303       477        83
                                                          -------   -------   -------
     Net other revenues.................................  $   503   $   598   $   230
                                                          =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...............  $ 3,708   $ 3,314   $ 2,775
  Reinsurance assumed...................................       31        10        23
  Reinsurance ceded.....................................   (1,834)   (1,259)   (1,352)
                                                          -------   -------   -------
     Net policyholder benefits and claims...............  $ 1,905   $ 2,065   $ 1,446
                                                          =======   =======   =======
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Direct interest credited to policyholder account
     balances...........................................  $ 1,265   $ 1,270   $ 1,095
  Reinsurance assumed...................................       64        64        57
  Reinsurance ceded.....................................      (58)      (33)      (22)
                                                          -------   -------   -------
     Net interest credited to policyholder account
       balances.........................................  $ 1,271   $ 1,301   $ 1,130
                                                          =======   =======   =======
OTHER EXPENSES:
  Direct other expenses.................................  $ 2,110   $ 1,034   $ 1,796
  Reinsurance assumed...................................       90       105        96
  Reinsurance ceded.....................................      121        68        41
                                                          -------   -------   -------
     Net other expenses.................................  $ 2,321   $ 1,207   $ 1,933
                                                          =======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                DECEMBER 31, 2010
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $17,008    $   40   $16,592      $   376
Deferred policy acquisition costs and value of
  business acquired..............................    5,099       164      (499)       5,434
                                                   -------    ------   -------      -------
  Total assets...................................  $22,107    $  204   $16,093      $ 5,810
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $23,198    $   87   $    --      $23,111
Other policy-related balances....................    2,652     1,435       543          674
Other liabilities................................    4,503        12     3,409        1,082
                                                   -------    ------   -------      -------
  Total liabilities..............................  $30,353    $1,534   $ 3,952      $24,867
                                                   =======    ======   =======      =======




                                                                DECEMBER 31, 2009
                                                   -------------------------------------------
                                                    TOTAL
                                                   BALANCE                       TOTAL, NET OF
                                                    SHEET    ASSUMED    CEDED     REINSURANCE
                                                   -------   -------   -------   -------------
                                                                  (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......  $13,444    $   30   $13,135      $   279
Deferred policy acquisition costs and value of
  business acquired..............................    5,244       230      (414)       5,428
                                                   -------    ------   -------      -------
  Total assets...................................  $18,688    $  260   $12,721      $ 5,707
                                                   =======    ======   =======      =======
LIABILITIES:
Future policy benefits...........................  $21,621    $   80   $    --      $21,541
Other policy-related balances....................    2,297     1,393       294          610
Other liabilities................................    2,177        10     1,332          835
                                                   -------    ------   -------      -------
  Total liabilities..............................  $26,095    $1,483   $ 1,626      $22,986
                                                   =======    ======   =======      =======



     Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded reinsurance were $4.7 billion and $4.6 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed reinsurance at December 31, 2010 and 2009.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd., General American Life Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                              2010      2009      2008
                                                             -----     -----     -----
                                                                   (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  13     $  14     $  15
  Reinsurance ceded (1)....................................   (191)     (166)     (116)
                                                             -----     -----     -----
     Net premiums..........................................  $(178)    $(152)    $(101)
                                                             =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 120     $ 115     $ 197
  Reinsurance ceded (1)....................................   (308)     (168)     (278)
                                                             -----     -----     -----
     Net universal life and investment-type product policy
       fees................................................  $(188)    $ (53)    $ (81)
                                                             =====     =====     =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --     $  --     $  --
  Reinsurance ceded........................................    303       477        83
                                                             -----     -----     -----
     Net other revenues....................................  $ 303     $ 477     $  83
                                                             =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $  29     $   8     $  19
  Reinsurance ceded (1)....................................   (343)     (239)     (274)
                                                             -----     -----     -----
     Net policyholder benefits and claims..................  $(314)    $(231)    $(255)
                                                             =====     =====     =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64     $  64     $  57
  Reinsurance ceded........................................    (59)      (33)      (22)
                                                             -----     -----     -----
     Net interest credited to policyholder account
       balances............................................  $   5     $  31     $  35
                                                             =====     =====     =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $  90     $ 105     $  97
  Reinsurance ceded (1)....................................    152       102        76
                                                             -----     -----     -----
     Net other expenses....................................  $ 242     $ 207     $ 173
                                                             =====     =====     =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA for the year ended December 31, 2008 include ceded premiums, ceded fees, ceded benefits and ceded other expenses of $9 million, $36 million, $47 million and ($1) million, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2010               2009
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables.......   $   40   $9,826    $   30   $7,157
Deferred policy acquisition costs and value of
  business acquired...............................      164     (484)      230     (399)
                                                     ------   ------    ------   ------
  Total assets....................................   $  204   $9,342    $  260   $6,758
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   41   $   --    $   27   $   --
Other policy-related balances.....................    1,435      508     1,393      284
Other liabilities.................................       12    3,200         9    1,150
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,488   $3,708    $1,429   $1,434
                                                     ======   ======    ======   ======



     The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $936 million and $724 million at December 31, 2010 and 2009, respectively. For the years ended December 31, 2010, 2009 and 2008, net derivative gains (losses) included ($2) million, ($1,456) million, and $1,685 million, respectively, in changes in fair value of such embedded derivatives.

     MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $5 million at December 31, 2010 and decreased the funds withheld balance by $11 million at December 31, 2009. The changes in fair value of the embedded derivatives included in net derivative gains (losses), were ($17) million, ($16) million and $27 million at December 31, 2010, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $304 million and $180 million at December 31, 2010 and 2009, respectively, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $81 million, $36 million and $38 million at December 31, 2010, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the consolidated statement of operations. At December 31, 2010 and 2009, unearned revenue related to the experience refund was $560 million and $337 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

     The Company cedes its universal life secondary guarantee ("ULSG") risk to MRSC under certain reinsurance treaties. These treaties do not expose the Company to a reasonable possibility of a significant loss from insurance risk and are recorded using the deposit method of accounting. During 2009, the Company completed a review of various ULSG assumptions and projections including its regular annual third party assessment of these treaties and related assumptions. As a result of projected lower lapse rates and lower interest rates, the Company refined its

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


effective yield methodology to include these updated assumptions and resultant projected cash flows. The deposit receivable balance for these treaties was increased by $62 million and $279 million, with a corresponding increase in other revenues during the years ended December 31, 2010 and 2009, respectively.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.4 billion and $4.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2010 and 2009, respectively.

     Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded affiliated reinsurance were $4.6 billion and $4.4 billion, at December 31, 2010 and 2009, respectively. There were no deposit liabilities for assumed affiliated reinsurance at December 31, 2010 and 2009.

9.  DEBT

     Long-term debt outstanding was as follows:

                                                                     DECEMBER 31,
                                                                    -------------
                                                                    2010     2009
                                                                    ----     ----
                                                                    (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038.....................  $750     $750
Surplus notes, interest rate 6-month LIBOR plus 1.80%, due 2011...    --      200
                                                                    ----     ----
Total long-term debt -- affiliated................................   750      950
Long-term debt -- unaffiliated....................................    45       --
                                                                    ----     ----
Total long-term debt(1)...........................................  $795     $950
                                                                    ====     ====



--------

   (1) Excludes $6,773 million at December 31, 2010 of long-term debt relating to CSEs. See Note 2.

     On December 23, 2010, Greater Sandhill I, LLC, an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets.

     In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with a new maturity date of December 2011, and an interest rate of 6-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note to MetLife Credit Corporation.

     In April 2008, MetLife Insurance Company of Connecticut issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X, an affiliate.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MetLife Investors Group, Inc. ("MLIG") was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2010 were $45 million in 2030 and $750 million in 2038.

     Interest expense related to the Company's indebtedness included in other expenses was $70 million, $71 million and $72 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At both December 31, 2010 and 2009, the Company did not have any short-term debt. During the years ended December 31, 2009 and 2008, the weighted average interest rate on short-term debt was 2.70% and 2.75%, respectively. During the years ended December 31, 2009 and 2008, the average daily balance of short-term debt was $83 million and $67 million, respectively, and was outstanding for an average of 99 days and 81 days, respectively. The Company did not have any short-term debt activity in 2010.

10.  INCOME TAX

     The provision for income tax from continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Current:
  Federal...................................................  $ 55   $  24   $(50)
  State and local...........................................    --       1     (2)
  Foreign...................................................    (4)     (4)    --
                                                              ----   -----   ----
     Subtotal...............................................    51      21    (52)
                                                              ----   -----   ----
Deferred:
  Federal...................................................   274    (380)   260
  Foreign...................................................    (5)     (9)    (5)
                                                              ----   -----   ----
     Subtotal...............................................   269    (389)   255
                                                              ----   -----   ----
Provision for income tax expense (benefit)..................  $320   $(368)  $203
                                                              ====   =====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                              2010    2009   2008
                                                              ----   -----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $377   $(285)  $273
Tax effect of:
  Tax-exempt investment income..............................   (67)    (69)   (65)
  Prior year tax............................................     8     (17)    (4)
  Foreign tax rate differential and change in valuation
     allowance..............................................     7       3     --
  State tax, net of federal benefit.........................    --      --     (1)
  Tax credits...............................................    (6)     --     --
  Other, net................................................     1      --     --
                                                              ----   -----   ----
     Provision for income tax expense (benefit).............  $320   $(368)  $203
                                                              ====   =====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                    DECEMBER 31,
                                                                  ---------------
                                                                   2010     2009
                                                                  ------   ------
                                                                   (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.......................  $1,298   $1,574
  Net operating loss carryforwards..............................      99      111
  Net unrealized investment losses..............................      --      372
  Operating lease reserves......................................       2        4
  Capital loss carryforwards....................................     359      423
  Investments, including derivatives............................     297      304
  Tax credit carryforwards......................................     167      102
  Other.........................................................      20       16
                                                                  ------   ------
                                                                   2,242    2,906
  Less: Valuation allowance.....................................       4       --
                                                                  ------   ------
                                                                   2,238    2,906
                                                                  ------   ------
Deferred income tax liabilities:
  Net unrealized investment gains...............................     166       --
  DAC and VOBA..................................................   1,713    1,748
  Other.........................................................       3       11
                                                                  ------   ------
                                                                   1,882    1,759
                                                                  ------   ------
Net deferred income tax asset...................................  $  356   $1,147
                                                                  ======   ======



     Domestic net operating loss carryforwards of $60 million at December 31, 2010 will expire beginning in 2025. State net operating loss carryforwards of $44 million at December 31, 2010 will expire beginning in 2011. Foreign net operating loss carryforwards of $280 million at December 31, 2010 have an indefinite expiration. Domestic capital loss carryforwards of $1,027 million at December 31, 2010 will expire beginning in 2011. Tax credit carryforwards of $167 million at December 31, 2010 will expire beginning in 2017.

     The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2010, the Company recorded an overall increase to the deferred tax valuation allowance of $4 million.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under this tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

     Pursuant to Internal Revenue Service ("IRS") rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the next audit cycle, covering the 2005 and 2006 tax years, began in April 2010.

     The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

     At December 31, 2010, 2009 and 2008, the Company's total amount of unrecognized tax benefits was $38 million, $44 million and $48 million, respectively, and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2010      2009      2008
                                                              ----      ----      ----
                                                                    (IN MILLIONS)
Balance at January 1,.......................................   $44       $48       $53
Additions for tax positions of prior years..................     1         2        --
Additions for tax positions of current year.................    --        --         2
Reductions for tax positions of current year................    (7)       (6)       (7)
                                                               ---       ---       ---
Balance at December 31,.....................................   $38       $44       $48
                                                               ===       ===       ===



     During the year ended December 31, 2010, the Company recognized $5 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2010, the Company had $9 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $5 million from December 31, 2009. The $5 million increase resulted from a modification to the cumulative interest due regarding the liability for unrecognized benefits.

     During the year ended December 31, 2009, the Company recognized less than $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2009, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2010 and 2009, the Company recognized an income tax benefit of $67 million and $68 million, respectively, related to the separate account DRD. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return. The 2009 benefit included a benefit of $16 million related to a true-up of the 2008 tax return.

11.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2010.

     Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


connection with securities and common law claims against the defendant. On May 14, 2009, the district court issued an opinion and order denying the defendant's post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. On July 20, 2010, the United States Court of Appeals for the Second Circuit issued an order affirming the district court's judgment in favor of MetLife Insurance Company of Connecticut and the district court's order denying defendant's post-trial motions. On October 14, 2010, the Second Circuit issued an order denying defendant's petition for rehearing of its appeal. On October 20, 2010, the defendant paid MetLife Insurance Company of Connecticut approximately $42 million, which represents the judgment amount due to MetLife Insurance Company of Connecticut. This lawsuit is now fully resolved.

     Retained Asset Account Matters. The New York Attorney General announced on July 29, 2010 that his office had launched a major fraud investigation into the life insurance industry for practices related to the use of retained asset accounts as a settlement option for death benefits and that subpoenas requesting comprehensive data related to retained asset accounts had been served on MetLife, Inc. and other insurance carriers. MetLife, Inc. received the subpoena on July 30, 2010. Metropolitan Life Insurance Company and its affiliates have received requests for documents and information from U.S. congressional committees and members as well as various state regulatory bodies, including the New York Insurance Department. It is possible that other state and federal regulators or legislative bodies may pursue similar investigations or make related inquiries. Management cannot predict what effect any such investigations might have on the Company's earnings or the availability of the Company's retained asset account known as the Total Control Account ("TCA"), but management believes that the Company's financial statements taken as a whole would not be materially affected. Management believes that any allegations that information about the TCA is not adequately disclosed or that the accounts are fraudulent or otherwise violate state or federal laws are without merit.

     Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is required to refund several million dollars it collected and/or to stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

     A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome or provide reasonable ranges of potential losses of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                     DECEMBER 31,
                                                                 -------------------
                                                                   2010       2009
                                                                 --------   --------
                                                                    (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.......  $      8   $      8
  Premium tax offsets currently available for paid
     assessments...............................................         1          1
                                                                 --------   --------
                                                                      $ 9        $ 9
                                                                 ========   ========
Other Liabilities:
  Insolvency assessments.......................................       $13        $13
                                                                 ========   ========



     Assessments levied against the Company were $1 million, $1 million and less than $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                            GROSS
                                                                 RENTAL    RENTAL
                                                                 INCOME   PAYMENTS
                                                                 ------   --------
                                                                   (IN MILLIONS)
2011...........................................................    $10       $ 6
2012...........................................................    $ 9       $--
2013...........................................................    $ 9       $--
2014...........................................................    $ 7       $--
2015...........................................................    $ 6       $--
Thereafter.....................................................    $74       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion and $1.5 billion at December 31, 2010 and 2009, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $270 million and $131 million at December 31, 2010 and 2009, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $315 million and $445 million at December 31, 2010 and 2009, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2010 and 2009, the Company had agreed to fund up to $114 million and $126 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $144 million and $158 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $297 million and $322 million at December 31, 2010 and 2009, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2010 and 2009. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2010 and 2009. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $668 million, $81 million and $242 million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.1 billion and $4.9 billion at December 31, 2010 and 2009, respectively.

     Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $2 million, ($24) million and ($482) million for the years ended December 31, 2010, 2009 and 2008, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1.5 billion and $1.4 billion at December 31, 2010 and 2009, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its shareholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2010, MetLife Insurance Company of Connecticut paid a dividend of $330 million. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. During the year ended December 31, 2008, MetLife Insurance Company of Connecticut paid a dividend of $500 million. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2011 without prior regulatory approval is $517 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2010, 2009 and 2008, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2010, MLI-USA cannot pay any dividends in 2011 without prior regulatory approval.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2010, 2009 and 2008 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                            YEARS ENDED DECEMBER 31,
                                                           --------------------------
                                                            2010      2009      2008
                                                           ------   -------   -------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year...................................................  $2,032   $ 3,365   $(5,022)
Income tax effect of holding gains (losses)..............    (705)   (1,174)    1,760
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.........................................    (130)      588       674
  Amortization of premiums and accretion of discounts
     associated with investments.........................     (85)      (83)      (48)
Income tax effect........................................      74      (176)     (220)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.................    (317)     (755)      823
Income tax effect of allocation of holding (gains) losses
  to other policyholder amounts..........................     110       263      (288)
                                                           ------   -------   -------
Net unrealized investment gains (losses), net of income
  tax....................................................     979     2,028    (2,321)
Foreign currency translation adjustments, net of income
  tax....................................................     (16)       45      (166)
                                                           ------   -------   -------
Other comprehensive income (loss), excluding cumulative
  effect of change in accounting principle...............     963     2,073    (2,487)
Cumulative effect of change in accounting principle, net
  of income tax expense (benefit) of $18 million, ($12)
  million and $0 (see Note 1)............................      34       (22)       --
                                                           ------   -------   -------
     Other comprehensive income (loss)...................  $  997   $ 2,051   $(2,487)
                                                           ======   =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Information on other expenses was as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Compensation..............................................  $  283   $  148   $  118
Commissions...............................................     936      796      735
Volume-related costs......................................     130      308      374
Affiliated interest costs on ceded reinsurance............     162      107       96
Capitalization of DAC.....................................    (978)    (851)    (835)
Amortization of DAC and VOBA..............................     839      294    1,163
Interest expense on debt and debt issue costs.............     472       71       72
Premium taxes, licenses & fees............................      47       45       38
Professional services.....................................      38       17       18
Rent......................................................      29        3        4
Other.....................................................     363      269      150
                                                            ------   ------   ------
  Total other expenses....................................  $2,321   $1,207   $1,933
                                                            ======   ======   ======



  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

     See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUE COSTS

     Interest expense on debt and debt issue costs includes interest expense on debt (See Note 9) and interest expense related to CSEs of $402 million for the year ended December 31, 2010, and $0 for both of the years ended December 31, 2009 and 2008. See Note 2.

  AFFILIATED EXPENSES

     Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other.

     Retirement Products offers asset accumulation and income products, including a wide variety of annuities. Corporate Benefit Funding offers pension risk solutions, structured settlements, stable value and investment products and other benefit funding products. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and services include variable life, universal life, term life and whole life products. Non-Medical Health includes individual disability insurance products.

     Corporate & Other contains the excess capital not allocated to the segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

     Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, it is the Company's measure of segment performance reported below. Operating earnings does not equate to net income (loss) as determined in accordance with GAAP and should not be viewed as a substitute for the GAAP measure. The Company believes the presentation of operating earnings herein as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results from operations and the underlying profitability drivers of the businesses.

     Operating earnings is defined as operating revenues less operating expenses, net of income tax.

     Operating revenues is defined as GAAP revenues (i) less net investment gains (losses) and net derivative gains (losses); (ii) less amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses); (iii) plus scheduled periodic settlement payments on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and (iv) less net investment income related to contractholder-directed unit-linked investments.

     Operating expenses is defined as GAAP expenses (i) less changes in policyholder benefits associated with asset value fluctuations related to experience-rated contractholder liabilities; (ii) less amortization of DAC and VOBA related to net investment gains (losses) and net derivative gains (losses);
(iii) less interest credited to policyholder account balances related to contractholder-directed unit-linked investments; and (iv) plus scheduled periodic settlement payments on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment.

     In addition, operating revenues and operating expenses do not reflect the consolidation of certain securitization entities that are VIEs as required under GAAP.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2010, 2009 and 2008 and at December 31, 2010 and 2009. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

                                               OPERATING EARNINGS
                                 ----------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2010      PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  240       $  643      $  184       $ --     $1,067       $ --         $1,067
Universal life and investment-
  type product policy fees.....     1,003           29         593         15      1,640         (1)         1,639
Net investment income..........       939        1,102         486        207      2,734        423          3,157
Other revenues.................       337            6         117         43        503         --            503
Net investment gains (losses)..        --           --          --         --         --        150            150
Net derivative gains (losses)..        --           --          --         --         --         58             58
                                   ------       ------      ------       ----     ------       ----         ------
  Total revenues...............     2,519        1,780       1,380        265      5,944        630          6,574
                                   ------       ------      ------       ----     ------       ----         ------
EXPENSES
Policyholder benefits and
  claims.......................       395        1,159         321         --      1,875         30          1,905
Interest credited to
  policyholder account
  balances.....................       718          193         236         96      1,243         28          1,271
Capitalization of DAC..........      (592)          (4)       (327)       (55)      (978)        --           (978)
Amortization of DAC and VOBA...       409            2         337          7        755         84            839
Interest expense on debt.......        --           --          --         70         70        402            472
Other expenses.................     1,023           36         806        123      1,988         --          1,988
                                   ------       ------      ------       ----     ------       ----         ------
  Total expenses...............     1,953        1,386       1,373        241      4,953        544          5,497
                                   ------       ------      ------       ----     ------       ----         ------
Provision for income tax
  expense (benefit)............       198          139           2        (49)       290         30            320
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $  368       $  255      $    5       $ 73        701
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      630
  Total expenses...............................................................     (544)
  Provision for income tax (expense) benefit...................................      (30)
                                                                                  ------
INCOME (LOSS)..................................................................   $  757                    $  757
                                                                                  ======                    ======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2010:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $87,461     $30,491     $16,296     $20,637    $154,885
SEPARATE ACCOUNT ASSETS.......    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619
SEPARATE ACCOUNT LIABILITIES..    $58,917     $ 1,625     $ 1,077     $    --    $ 61,619

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   OPERATING EARNINGS
                                --------------------------------------------------------
                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE                               TOTAL
YEAR ENDED DECEMBER 31, 2009:    PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL    ADJUSTMENTS   CONSOLIDATED
------------------------------  ----------   ---------   ---------   ---------   -------   -----------   ------------
                                                                    (IN MILLIONS)
REVENUES
Premiums......................    $  339       $  849      $  124      $  --     $ 1,312     $    --        $ 1,312
Universal life and investment-
  type product policy fees....       748           29         618          5       1,400         (20)         1,380
Net investment income.........       884        1,061         381         40       2,366         (31)         2,335
Other revenues................       264            6         328         --         598          --            598
Net investment gains
  (losses)....................        --           --          --         --          --        (835)          (835)
Net derivative gains
  (losses)....................        --           --          --         --          --      (1,031)        (1,031)
                                  ------       ------      ------      -----     -------     -------        -------
  Total revenues..............     2,235        1,945       1,451         45       5,676      (1,917)         3,759
                                  ------       ------      ------      -----     -------     -------        -------
EXPENSES
Policyholder benefits and
  claims......................       420        1,360         223          1       2,004          61          2,065
Interest credited to
  policyholder account
  balances....................       741          265         243         91       1,340         (39)         1,301
Capitalization of DAC.........      (528)          (2)       (285)       (36)       (851)         --           (851)
Amortization of DAC and VOBA..       329            3         271          2         605        (311)           294
Interest expense on debt......        --            2          --         69          71          --             71
Other expenses................       928           34         648         84       1,694          (1)         1,693
                                  ------       ------      ------      -----     -------     -------        -------
  Total expenses..............     1,890        1,662       1,100        211       4,863        (290)         4,573
                                  ------       ------      ------      -----     -------     -------        -------
Provision for income tax
  expense (benefit)...........       121           97         123       (138)        203        (571)          (368)
                                  ------       ------      ------      -----     -------                    -------
OPERATING EARNINGS............    $  224       $  186      $  228      $ (28)        610
                                  ======       ======      ======      =====
  Adjustments to:
  Total revenues..............................................................    (1,917)
  Total expenses..............................................................       290
  Provision for income tax (expense) benefit..................................       571
                                                                                 -------
INCOME (LOSS).................................................................   $  (446)                   $  (446)
                                                                                 =======                    =======




                                             CORPORATE
                                RETIREMENT    BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2009:            PRODUCTS     FUNDING     PRODUCTS    & OTHER      TOTAL
------------------------------  ----------   ---------   ---------   ---------   --------
                                                      (IN MILLIONS)
TOTAL ASSETS..................    $73,840     $28,046     $13,647     $12,156    $127,689
SEPARATE ACCOUNT ASSETS.......    $47,000     $ 1,502     $   947     $    --    $ 49,449
SEPARATE ACCOUNT LIABILITIES..    $47,000     $ 1,502     $   947     $    --    $ 49,449

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                    OPERATING EARNINGS
                                 -------------------------------------------------------
                                              CORPORATE
                                 RETIREMENT    BENEFIT    INSURANCE   CORPORATE                              TOTAL
YEAR ENDED DECEMBER 31, 2008:     PRODUCTS     FUNDING     PRODUCTS    & OTHER     TOTAL   ADJUSTMENTS   CONSOLIDATED
-------------------------------  ----------   ---------   ---------   ---------   ------   -----------   ------------
                                                                     (IN MILLIONS)
REVENUES
Premiums.......................    $  118       $  415      $   90       $ 11     $  634      $  --         $  634
Universal life and investment-
  type product policy fees.....       831           41         486          3      1,361         17          1,378
Net investment income..........       788        1,334         337         59      2,518        (24)         2,494
Other revenues.................       160            9          55          6        230         --            230
Net investment gains (losses)..        --           --          --         --         --       (445)          (445)
Net derivative gains (losses)..        --           --          --         --         --        994            994
                                   ------       ------      ------       ----     ------      -----         ------
  Total revenues...............     1,897        1,799         968         79      4,743        542          5,285
                                   ------       ------      ------       ----     ------      -----         ------
EXPENSES
Policyholder benefits and
  claims.......................       384          893         193         29      1,499        (53)         1,446
Interest credited to
  policyholder account
  balances.....................       479          430         223        (21)     1,111         19          1,130
Capitalization of DAC..........      (474)          (5)       (347)        (9)      (835)        --           (835)
Amortization of DAC and VOBA...       640           13         283          2        938        225          1,163
Interest expense on debt.......         1            2          --         69         72         --             72
Other expenses.................       769           36         683         45      1,533         --          1,533
                                   ------       ------      ------       ----     ------      -----         ------
  Total expenses...............     1,799        1,369       1,035        115      4,318        191          4,509
                                   ------       ------      ------       ----     ------      -----         ------
Provision for income tax
  expense (benefit)............        34          150         (24)       (79)        81        122            203
                                   ------       ------      ------       ----     ------                    ------
OPERATING EARNINGS.............    $   64       $  280      $  (43)      $ 43        344
                                   ======       ======      ======       ====
Adjustments to:
  Total revenues...............................................................      542
  Total expenses...............................................................     (191)
  Provision for income tax (expense) benefit...................................     (122)
                                                                                  ------
INCOME (LOSS)..................................................................   $  573                    $  573
                                                                                  ======                    ======



     Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2010, 2009 and 2008. Operating revenues from U.S. operations were $5.2 billion, $4.8 billion and $4.4 billion for the years ended December 31, 2010, 2009 and 2008, respectively, which represented 87%, 84% and 92%, respectively, of consolidated operating revenues.

15.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain of the agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


other expenses, were $1.3 billion, $1.1 billion and $1.0 billion for the years ended December 31, 2010, 2009 and 2008, respectively. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2010      2009     2008
                                                             ------    ------    ----
                                                                   (IN MILLIONS)
Compensation...............................................  $  244    $  110    $ 98
Commissions................................................     561       511     452
Volume-related costs.......................................     177       279     331
Professional services......................................      16        --      --
Rent.......................................................      26        --      --
Other......................................................     300       200      74
                                                             ------    ------    ----
  Total other expenses.....................................  $1,324    $1,100    $955
                                                             ======    ======    ====



     Revenues received from affiliates related to these agreements were recorded as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2010      2009      2008
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Universal life and investment-type product policy fees.......  $114       $85       $91
Other revenues...............................................  $101       $71       $65


     The Company had net receivables from affiliates of $60 million and $46 million at December 31, 2010 and 2009, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2010
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
TYPE OF INVESTMENTS                             AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
----------------------------------------------  ------------------   ----------   --------------
Fixed maturity securities:
  Bonds:
     U.S. Treasury and agency securities......        $ 7,665          $ 7,676        $ 7,676
     Foreign government securities............            824              903            903
     Public utilities.........................          2,247            2,344          2,344
     State and political subdivision
       securities.............................          1,755            1,646          1,646
     All other corporate bonds................         19,558           20,395         20,395
                                                      -------          -------        -------
       Total bonds............................         32,049           32,964         32,964
Mortgage-backed and asset-backed securities...         10,933           10,855         10,855
Redeemable preferred stock....................          1,150            1,105          1,105
                                                      -------          -------        -------
  Total fixed maturity securities.............         44,132           44,924         44,924
                                                      -------          -------        -------
Other securities..............................          2,126            2,247          2,247
                                                      -------          -------        -------
Equity securities:
  Non-redeemable preferred stock..............            306              268            268
Common stock:
  Industrial, miscellaneous and all other.....            121              137            137
                                                      -------          -------        -------
     Total equity securities..................            427              405            405
                                                      -------          -------        -------
Mortgage loans, net...........................         12,730                          12,730
Policy loans..................................          1,190                           1,190
Real estate and real estate joint ventures....            473                             473
Real estate acquired in satisfaction of debt..             28                              28
Other limited partnership interests...........          1,538                           1,538
Short-term investments........................          1,235                           1,235
Other invested assets.........................          1,716                           1,716
                                                      -------                         -------
       Total investments......................        $65,595                         $66,486
                                                      =======                         =======



--------

   (1) The Company's other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2010 AND 2009
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2010      2009
                                                                 -------   -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $33,974 and $33,325,
     respectively).............................................  $34,300   $32,132
  Equity securities available-for-sale, at estimated fair value
     (cost: $420 and $484, respectively).......................      396       448
  Mortgage loans (net of valuation allowances of $54 and $52,
     respectively).............................................    4,698     4,122
  Policy loans.................................................    1,127     1,139
  Real estate and real estate joint ventures...................      329       278
  Other limited partnership interests..........................    1,057       925
  Short-term investments, principally at estimated fair value..    1,098       923
  Investment in subsidiaries...................................    4,658     4,131
  Other invested assets, principally at estimated fair value...    1,481     1,467
                                                                 -------   -------
       Total investments.......................................   49,144    45,565
Cash and cash equivalents, principally at estimated fair
  value........................................................    1,364     1,817
Accrued investment income......................................      377       397
Premiums, reinsurance and other receivables....................    6,549     5,827
Receivables from subsidiaries..................................      665       627
Deferred policy acquisition costs and value of business
  acquired.....................................................    2,039     2,640
Current income tax recoverable.................................       16        --
Deferred income tax assets.....................................      912     1,513
Goodwill.......................................................      885       885
Other assets...................................................      149       162
Separate account assets........................................   19,184    19,491
                                                                 -------   -------
     Total assets..............................................  $81,284   $78,924
                                                                 =======   =======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits.........................................  $19,453   $19,036
Policyholder account balances..................................   25,837    26,127
Other policy-related balances..................................      485       466
Payables for collateral under securities loaned and other
  transactions.................................................    6,857     5,562
Long-term debt -- affiliated...................................      750       950
Current income tax payable.....................................       --         7
Other liabilities..............................................      767       724
Separate account liabilities...................................   19,184    19,491
                                                                 -------   -------
     Total liabilities.........................................   73,333    72,363
                                                                 -------   -------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2010 and 2009...................................       86        86
Additional paid-in capital.....................................    6,719     6,719
Retained earnings..............................................      934       541
Accumulated other comprehensive income (loss)..................      212      (785)
                                                                 -------   -------
     Total stockholders' equity................................    7,951     6,561
                                                                 -------   -------
     Total liabilities and stockholders' equity................  $81,284   $78,924
                                                                 =======   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                             2010     2009     2008
                                                            ------   ------   ------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums..................................................  $  148   $  141   $  110
Universal life and investment-type product policy fees....     633      631      741
Net investment income.....................................   2,018    1,895    2,226
Equity in earnings from subsidiaries......................     236     (316)     278
Other revenues............................................     162      328       60
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (97)    (534)    (386)
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive income
     (loss)...............................................      47      160       --
  Other net investment gains (losses).....................     152     (418)      41
                                                            ------   ------   ------
     Total net investment gains (losses)..................     102     (792)    (345)
  Net derivative gains (losses)...........................     (67)    (405)     166
                                                            ------   ------   ------
     Total revenues.......................................   3,232    1,482    3,236
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     800      801      682
Interest credited to policyholder account balances........     691      801      896
Other expenses............................................     753      494    1,006
                                                            ------   ------   ------
     Total expenses.......................................   2,244    2,096    2,584
                                                            ------   ------   ------
Income (loss) before provision for income tax.............     988     (614)     652
Provision for income tax expense (benefit)................     231     (168)      79
                                                            ------   ------   ------
Net income (loss).........................................  $  757   $ (446)  $  573
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)

                                                          2010       2009       2008
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $  1,129   $    993   $    856
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    13,203     10,125     18,221
     Equity securities................................       127        129        119
     Mortgage loans...................................       279        429        458
     Real estate and real estate joint ventures.......        14          3         15
     Other limited partnership interests..............        92         94        181
  Purchases of:
     Fixed maturity securities........................   (13,715)    (9,247)   (11,263)
     Equity securities................................       (38)       (61)       (65)
     Mortgage loans...................................      (868)      (531)      (560)
     Real estate and real estate joint ventures.......       (80)       (19)       (47)
     Other limited partnership interests..............      (204)      (127)      (340)
  Cash received in connection with freestanding
     derivatives......................................        93        225        221
  Cash paid in connection with freestanding
     derivatives......................................      (102)      (434)      (227)
  Net change in policy loans..........................        12         12       (277)
  Net change in short-term investments................      (169)       619       (934)
  Net change in other invested assets.................      (401)      (941)       (60)
                                                        --------   --------   --------
Net cash (used in) provided by investing activities...    (1,757)       276      5,442
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................    20,496     15,236      3,275
     Withdrawals......................................   (21,062)   (17,667)    (4,008)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,295     (1,421)    (2,560)
  Net change in short-term debt.......................        --       (300)       300
  Long-term debt issued -- affiliated.................        --         --        750
  Long-term debt repaid -- affiliated.................      (200)        --         --
  Debt issuance costs.................................        --         --         (8)
  Financing element on certain derivative
     instruments......................................       (24)       (53)       (46)
  Dividends on common stock...........................      (330)        --       (500)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...       175     (4,205)    (2,797)
                                                        --------   --------   --------
Change in cash and cash equivalents...................      (453)    (2,936)     3,501
Cash and cash equivalents, beginning of year..........     1,817      4,753      1,252
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,364   $  1,817   $  4,753
                                                        ========   ========   ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest............................................  $     74   $     73   $     44
                                                        ========   ========   ========
  Income tax..........................................  $     98   $     76   $    (41)
                                                        ========   ========   ========


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  BASIS OF PRESENTATION

     The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company" or the "Registrant") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

     The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2010 presentation. Such reclassifications include:

     - Reclassification from other net investment gains (losses) of ($405) million and $166 million to net derivative gains (losses) in the condensed statements of operations for the years ended December 31, 2009 and 2008, respectively; and

     - Reclassification from net change in other invested assets of $225 million and $221 million to cash received in connection with freestanding derivatives and ($434) million and ($227) million to cash paid in connection with freestanding derivatives, all within cash flows from investing activities, in the condensed statements of cash flows for the years ended December 31, 2009 and 2008, respectively.

2.  SUPPORT AGREEMENTS

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Irish company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) EURO14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

     The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) L50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                        FUTURE POLICY
                                              DAC    BENEFITS AND OTHER   POLICYHOLDER
                                              AND      POLICY-RELATED        ACCOUNT      UNEARNED
SEGMENT                                      VOBA         BALANCES          BALANCES     REVENUE(1)
------------------------------------------  ------   ------------------   ------------   ----------
2010
Retirement Products.......................  $2,981         $ 1,736           $20,990        $ --
Corporate Benefit Funding.................       9          12,996             9,452          --
Insurance Products........................   2,018           5,328             6,592         217
Corporate & Other.........................      91           5,790             2,257          45
                                            ------         -------           -------        ----
          Total...........................  $5,099         $25,850           $39,291        $262
                                            ======         =======           =======        ====
2009
Retirement Products.......................  $3,060         $ 1,454           $21,059        $ --
Corporate Benefit Funding.................       7          12,702             9,393          --
Insurance Products........................   2,133           4,388             6,052         286
Corporate & Other.........................      44           5,374               938          14
                                            ------         -------           -------        ----
          Total...........................  $5,244         $23,918           $37,442        $300
                                            ======         =======           =======        ====
2008
Retirement Products.......................  $3,171         $ 1,245           $18,905        $ --
Corporate Benefit Funding.................       8          12,048            12,553          --
Insurance Products........................   2,254           3,971             5,531         545
Corporate & Other.........................       7           5,034               186           3
                                            ------         -------           -------        ----
          Total...........................  $5,440         $22,298           $37,175        $548
                                            ======         =======           =======        ====



--------

   (1) Amounts are included within the future policy benefits and other policy-related balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

         CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                               AMORTIZATION OF
                                 PREMIUM          NET         POLICYHOLDER       DAC AND VOBA       OTHER
                               REVENUE AND    INVESTMENT      BENEFITS AND        CHARGED TO      OPERATING    PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES     INCOME     INTEREST CREDITED    OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
---------------------------  --------------   ----------   -----------------   ---------------   -----------   ----------------
2010
Retirement Products........      $1,243         $  903           $1,113             $  483          $  431            $--
Corporate Benefit Funding..         672          1,098            1,341                  2              32             --
Insurance Products.........         776            478              557                347             479              5
Corporate & Other..........          15            678              165                  7             540             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,706         $3,157           $3,176             $  839          $1,482            $ 5
                                 ======         ======           ======             ======          ======            ===
2009
Retirement Products........      $1,087         $  854           $1,161             $   77          $  399            $--
Corporate Benefit Funding..         878          1,069            1,647                  3              34             --
Insurance Products.........         722            375              466                213             362              4
Corporate & Other..........           5             37               92                  1             118             --
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,692         $2,335           $3,366             $  294          $  913            $ 4
                                 ======         ======           ======             ======          ======            ===
2008
Retirement Products........      $  949         $  773           $  863             $  860          $  296            $--
Corporate Benefit Funding..         456          1,334            1,289                 13              33             --
Insurance Products.........         593            333              416                288             336              5
Corporate & Other..........          14             54                8                  2             105             12
                                 ------         ------           ------             ------          ------            ---
          Total............      $2,012         $2,494           $2,576             $1,163          $  770            $17
                                 ======         ======           ======             ======          ======            ===



--------

   (1) Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2010, 2009 AND 2008

                                  (IN MILLIONS)

                                                                                    % AMOUNT
                                                                                     ASSUMED
                                   GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                   ------------   --------   -------   ----------   --------
2010
Life insurance in-force..........    $326,366     $289,559    $8,217     $45,024      18.3%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,310     $    263    $   13     $ 1,060       1.2%
Accident and health..............         249          242        --           7        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,559     $    505    $   13     $ 1,067       1.2%
                                     ========     ========    ======     =======
2009
Life insurance in-force..........    $278,335     $242,647    $9,044     $44,732      20.2%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $  1,525     $    235    $   14     $ 1,304       1.1%
Accident and health..............         257          249        --           8        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,782     $    484    $   14     $ 1,312       1.1%
                                     ========     ========    ======     =======
2008
Life insurance in-force..........    $226,418     $191,146    $8,800     $44,072      20.0%
                                     ========     ========    ======     =======
Insurance premium
Life insurance...................    $    779     $    181    $   15     $   613       2.4%
Accident and health..............         263          242        --          21        --%
                                     --------     --------    ------     -------
  Total insurance premium........    $  1,042     $    423    $   15     $   634       2.4%
                                     ========     ========    ======     =======



     For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156,577 million and $8,217 million, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120,549 million and $9,044 million, respectively, and life insurance premiums of $166 million and $14 million, respectively. For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively.

                                    VINTAGE 3

                              PORTFOLIO ARCHITECT 3

                              PORTFOLIO ARCHITECT L

                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              1300 HALL BOULEVARD,
                       BLOOMFIELD, CONNECTICUT 06002-2910

MIC-Book-04-08-81-82-83                                       May 1, 2011

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2010



     (2)  Statements of Operations for the year ended December 31, 2010



     (3) Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009



     (4)  Notes to Financial Statements



(b) The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2010 and 2009



     (2) Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2010, 2009 and 2008



     (5)  Notes to Consolidated Financial Statements



     (6)  Financial Statement Schedules


(b)  Exhibits

 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
1(a).      Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to
           Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement
           on Form N-4 EL, File Nos. 033-65343/07465, filed December 22, 1995.)

1(b).      Resolution of The MetLife Insurance Company of Connecticut Board of Directors,
           dated March 24, 2008, authorizing the combining of MetLife of CT Separate
           Account Nine for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to
           Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
           333-152256/811-21262 filed November 20, 2008.)

2.         Not Applicable

3(a).      Distribution and Principal Underwriting Agreement among the Registrant,
           MetLife Insurance Company of Connecticut and MetLife Investors Distribution
           Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective
           Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable
           Annuities to the Registration Statement on Form N-4, File No. 333-152256/811-
           21262 filed on April 7, 2009.)

3(b).      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
           MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on
           Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)

3(c)       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
           Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File No. 033-
           65343/811-07465 filed April 4, 2007.)

3(d)       Services Agreement between MetLife Investors Distribution Company and MetLife
           Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit
           3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable
           Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242,
           filed April 7, 2008.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
3(e)       Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution
           Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to
           Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable
           Annuities' Registration Statement on Form N-4, File No. 333-156911, filed
           April 6, 2010)

4(a).      Form of Variable Annuity Contract. (Incorporated herein by reference to
           Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

4(b).      Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(c).      Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(d).      Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(e).      Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(f).      Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to
           Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926,
           filed on June 11, 2003.)

4(f)(i).   Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement
           on Form N-4, file No. 333-101778, filed November 19, 2004.)

4(g).      Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g)
           to the Registration Statement on Form N-4, File No. 333-65926, filed on June
           11, 2003.)

4(h).      Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the
           Registration Statement on Form N-4, File No. 333-65926, filed on June 11,
           2003.)

4(i).      Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(j).      Inherited Contract Rider. (Incorporated herein by reference to Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11,
           2003.)

4(k).      Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to
           Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926,
           filed on June 11, 2003.)

4(l).      Enhanced Stepped-Up Provision Rider 15 -- Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No.
           333-65926, filed on June 11, 2003.)

4(m).      Enhanced Stepped-Up Provision Rider 20 -- Portfolio Architect L, Pioneer L.
           (Incorporated herein by reference to Exhibit 4(m) to the Registration
           Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

4(n).      Guaranteed Minimum Withdrawal Rider For Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the
           Registration Statement on Form N-4, File No. 333-65926, filed on December 23,
           2005.)

4(o).      Company Name Change Endorsement The Travelers Insurance Company effective May
           1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective
           Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
           Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(p).      Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to
           Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
           Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
           April 6, 2006.)

4(q).      Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to
           Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
           Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
           April 6, 2006.)

4(r).      403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 12/08)).
           (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective
           Amendment No. 2 to MetLife of Connecticut Separate Account Eleven for Variable
           Annuities' Registration Statement on Form N-4, File No. 333-152189, filed
           April 6, 2010,)

5(a).      Form of Variable Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4,
           File No. 333-82009 filed on June 11, 2003.)

5(b).      Form of Variable Annuity Application. (Incorporated herein by reference to
           Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
           Variable Annuities to the Registration Statement on Form N-4, File No. 033-
           65343 filed April 6, 2006.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
6(a).      Charter of The Travelers Insurance Company, as amended on October 19, 1994.
           (Incorporated herein by reference to Exhibit 6(a) to the Registration
           Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(b).      By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
           (Incorporated herein by reference to Exhibit 6(b) to the Registration
           Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

6(c).      Certificate of Amendment of the Charter as Amended and Restated of The
           Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
           Fund ABD for Variable Annuities Registration Statement on Form N-4, File No.
           033-65343 filed April 6, 2006.)

6(d).      Certificate of Correction, dated April 4, 2007, to the Certificate of
           Amendment to the Charter of MetLife Insurance Company of Connecticut, dated
           February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to the
           Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for
           Variable Annuities' Registration Statement on Form N-4, File Nos. 333-
           65926/811-09411, filed on October 31, 2007.)

7.         Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4,
           File No. 333-65942, filed April 15, 2003.)

8(a).      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
           Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT
           Separate Account Nine for Variable Annuities' Registration Statement on Form
           N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)

8(b).      Participation Agreement Among Met Investors Series Trust, Met Investors
           Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance
           Company and The Travelers Life and Annuity Company effective November 1, 2005.
           (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment
           No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement
           on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, American Funds Insurance Series, American Funds
           Distributors, Inc. and Capital Research and Management Company effective
           October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
           April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(c)(i).   Amendment dated April 30, 2010 to the Participation Agreement dated October 1,
           1999 between American Funds Insurance Series, Capital Research and Management
           Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the
           Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

8(d).      Amended and Restated Participation Agreement Among The Travelers Insurance
           Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
           Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
           Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
           Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(d)(i).   Amendment No. 5 dated October 5, 2010 to the Amended and Restated
           Participation Agreement dated May 1, 2004 among Franklin Templeton Variable
           Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife
           Insurance Company of Connecticut and MetLife Investors Distribution Company.
           (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
           Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
           152189, filed April 5, 2011.)

8(e).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
           Amendments to the Participation Agreement (respectively effective July 1,
           2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
           2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to
           Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement
           on Form N-4, File No. 333-101778, filed April 7, 2009.)


 EXHIBIT
 NUMBER    DESCRIPTION
 -------   -----------
8(f).      Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
           Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
           Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor,
           LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit
           8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form
           N-4, File No. 333-101778, filed April 7, 2009.)

8(f)(i).   Amendment dated April 30, 2010 to the Participation Agreement dated January 1,
           2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners
           Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners
           Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated
           herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
           the Registration Statement on Form N-4, File No. 333-152189, filed April 5,
           2011.)

8(g).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer
           Funds, Inc. effective January 1, 2002 and Amendments to the Participation
           Agreement (respectively effective May 1, 2003, May 3, 2004, May 2, 2005 and
           April 28, 2008.) (Incorporated herein by reference to Exhibit 8(r) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(h).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Advisors
           Distribution LLC effective May 1, 2001 and Amendments to the Participation
           Agreement (respectively effective January 31, 2002, April 23, 2003 and
           February 17, 2004.) (Incorporated herein by reference to Exhibit 8(l) to Post-
           Effective Amendment No. 19 to the Registration Statement on Form N-4, File No.
           333-101778, filed April 7, 2009.)

8(i).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment
           Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1,
           2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to
           Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
           File No. 333-101778, filed April 7, 2009.)

8(j).      Participation Agreement Among The Travelers Insurance Company, The Travelers
           Life and Annuity Company, Van Kampen Life Investment Trust, Van Kampen Funds
           Inc. and Van Kampen Asset Management effective May 1, 2005 and an Amendment to the Participation Agreement (effective April 28, 2008.) (Incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(j)(i).   Amendment dated April 30, 2010 to the Participation Agreement dated May 1,
           2005 among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen
           Asset Management and MetLife Insurance Company of Connecticut. (Incorporated
           herein by reference to Exhibit 8(n)(i) to Post-Effective Amendment No. 21 to
           the Registration Statement on Form N-4, File No. 333-101778, filed April 5,
           2011.)

8(k).      Amended and Restated Participation Agreement Among The Travelers Insurance
           Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund
           III effective May 1, 2001 and Amendments to the Amended and Restated
           Participation Agreement (respectively effective May 1, 2003, December 8, 2004,
           October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
           Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(k)(i).   Summary Prospectus Agreement among Fidelity Distributors Corporation and
           MetLife Insurance Company of Connecticut, effective April 30, 2010.
           (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective
           Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
           152189, filed April 5, 2011.)

9          Opinion of Counsel as to the legality of securities being registered.
           (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment
           No. 1 to the Registration Statement on Form N-4, File 333-152256/811-21262
           filed November 20, 2008.)

10.        Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
           Firm. (Filed herewith.)

11.        Not applicable

12.        Not applicable

13.        Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, Richard S.
           Collins, John E. Connolly, Jr., Gina C. Sandonato, Myra L. Saul and Marie C.
           Swift to act as signatory for Michael K. Farrell, Peter M. Carlson, Maria R.
           Morris, Robert E. Sollmann, Jr. and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 2 to the Registration
           Statement on Form N-4, File 333-152256 filed April 8, 2010.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, CT 06002-2910


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Chairman of the Board, President, Chief Executive Officer and
10 Park Avenue                Director
Morristown, NJ 07962

Maria R. Morris               Director
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.       Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, NY 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart             Senior Vice President and Treasurer
10 Park Avenue
Morristown, NJ 07962

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

William D. Cammarata          Senior Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

William J. Raczko             Senior Vice President
501 Route 22
Brdgewater, NJ 08807

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley              Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Andrew T. Aoyama              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, NY 10036

Deirdre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

Mark J. Davis                 Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Sebastian J. Janssen          Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James W. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
10801 Mastin Boulevard
Suite 930
Overland Park, KS 62210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Katherine J. Schoos           Vice President
700 Quaker Lane
Warwick, RI 02886


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael F. Tietz              Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark H. Wilsmann              Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     5.     Plaza Drive Properties, LLC (DE)

     6.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            A. MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                              4)    MetLife Insurance and Investment Trust
                                    (Australia) - MetLife Insurance and
                                    Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited ("MIPL"). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2.    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong).

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            (a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a.    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11. UBB - ALICO Zhivotozastrahovatelno Druzestvo AD (Bulgaria) - 40% of UBB-ALICO Zhivotozastrahovatelno Druzestvo is owned by ALICO and the remaining interests are owned by third parties.

      12.   Amcico Pojistovna A.S. (Czech Republic)

      13. Hellenic ALICO Life Insurance Company Ltd. (Cyprus) - 27.5% of Hellenic ALICO Life Insurance Company Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      14.   ALICO S.A. (France)

            a. ALICO Direct (France) - 50% of ALICO Direct is owned by ALICO S.A. and the remaining interests by AIG Europe, S.A.

            b.    ALICO Solutions S.A.S. (France)

      15. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      16. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

            a.    Hestis Courtage Sarl (France)

      17. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a.    First Hungarian-American Insurance Agency Limited (Hungary)

      18.   ALICO Life International Limited (Ireland)

      19.   ALICO Isle of Man Limited (Isle of Man)

      20.   ALICO Italia S.p.A. (Italy)

            a. Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      21. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a.    Amplico Services Sp z.o.o. (Poland)

            b.    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c. AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      22. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      23.   ALICO Asigurari Romania S.A. (Romania)

            a. ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      24.   International Investment Holding Company Limited (Russia)

      25.   ALICO European Holdings Limited (Ireland)

            a.    ZAO Master D (Russia)

                  i. ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      26.   ALICO Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      27.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a.    ALICO Services Central Europe s.r.o. (Slovakia)

            b.    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      28. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      29.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      30.   ALICO Management Services Limited (United Kingdom)

      31.   ZEUS Aministration Services Limited (United Kingdom)

      32. ALICO Trustees (UK) Ltd. (UK) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      33.   PJSC ALICO Ukraine (Ukraine)

      34.   Borderland Investments Limited (USA-Delaware)

            a.    ALICO Hellas Single Member Limited Liability Company (Greece)

      35.   International Technical and Advisory Services Limited (USA-Delaware)

      36.   International Services Incorporated (Delaware)

      37.   ALICO Operations Inc. (USA-Delaware)

            a.    ALICO Asset Management Corp. (Japan)

      38. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      39. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      40. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      41. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a. Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b.    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c. ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i. Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      42.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      43.   ALICO Services, Inc. (Panama)

      44.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a.    ALGICO Properties, Ltd. (Trinidad & Tobago)

      45. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a. Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                    i.  Sindicato El Trigal C.A. (Venzuela)

                   ii. Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

                  iii. Inversiones 601 C.A. (Venezuela) - 30% of Inversiones 601 C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      46.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      47. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      48.   Global Properties, Inc. (USA-Delaware)

      49.   Alpha Properties, Inc. (USA-Delaware)

      50.   Beta Properties, Inc. (USA-Delaware)

      51.   Delta Properties Japan, Inc. (USA-Delaware)

      52.   Epsilon Properties Japan, Inc.

      53.   Iris Properties, Inc. (USA-Delaware)

      54.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

                                        6




ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2011, there were 937 qualified contracts and 1,284 non-qualified contracts of Vintage 3; there were 180 qualified contracts and 206 non-qualified contracts of Portfolio Architect 3; there were 292 qualified contracts and 389 non-qualified contracts of Portfolio Architect L; there were 1,887 qualified contracts and 2,271 non-qualified contracts of Vintage L; and there were 567 qualified contracts and 493 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart              Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez               Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
1095 Avenue of the Americas
New York, NY 10036



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $76,372,503             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910

MetLife, 501 Boylston Street, Boston, MA 02116

MetLife, 1095 Avenue of the Americas, New York, 10036


MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Morristown, and State of New Jersey, on this 5th day of April 2011.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April 2011.



         /s/ *MICHAEL K. FARRELL                  Chairman of the Board, President and Chief
---------------------------------------------        Executive Officer
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

      /s/ *ROBERT E. SOLLMANN, JR.                Director
---------------------------------------------
          (Robert E. Sollmann, Jr.)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact

* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, File Nos. 333-152256/811-21262, filed on April 8, 2010.

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                                  EXHIBIT INDEX


10    Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm